UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Diversified Currency

Income Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Diversified Currency Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	2.12%	4.92%	4.20%	6.87%
Class A with 4.75% Maximum Sales Charge	—	—	–2.76	–0.03	3.19	5.98
Class C at NAV	03/01/2011	06/27/2007	1.76	4.18	3.81	6.53
Class C with 1% Maximum Sales Charge	—	—	0.76	3.18	3.81	6.53
Class I at NAV	03/01/2011	06/27/2007	2.28	5.25	4.32	6.98
Barclays Global Ex-USD Benchmark Currency (Trade- Weighted) Index	06/27/2007	06/27/2007	0.50%	0.51%	0.82%	2.04%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.50%	2.20%	1.20%
Net				1.10	1.80	0.80

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Romania	5.0%	Jordan	2.1%
China	4.6	Uruguay	2.1
Malaysia	4.5	Indonesia	2.0
India	4.4	Platinum	1.9
South Korea	4.2	Chile	1.7
Serbia	4.2	Guatemala	1.4
Mexico	4.1	Israel	1.3
Thailand	3.9	Lebanon	0.9
Sri Lanka	3.9	Ghana	0.9
Nigeria	3.8	Mauritius	0.7
Norway	3.8	Bosnia and Herzegovina	0.6
Colombia	3.7	Denmark	0.4
Philippines	3.7	Azerbaijan	0.2
Peru	3.5	Bangladesh	0.2
Canada	3.4	Costa Rica	0.1
Turkey	3.4	Brazil	0.0	*
Poland	3.4	Australia	0.0	*
Gold	3.2	United Kingdom	0.0	*
Georgia	3.1	Croatia	0.0	*
Russia	3.1	Iceland	0.0	*
Singapore	3.0	Taiwan	0.0	*
Sweden	2.9	Uganda	0.0	*
Vietnam	2.3	Morocco	0.0	*
Kenya	2.2	Euro	–20.3
* Amount is less than 0.05%.		Total Long	103.8
		Total Short	–20.3
		Total Net	83.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index is an unmanaged index tracking the performance of 1-month FX positions in a basket of currencies versus the U.S. dollar. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class C and Class I is linked to Class A.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,021.20	$5.51	**	1.10%
Class C	$1,000.00	$1,017.60	$9.00	**	1.80%
Class I	$1,000.00	$1,022.80	$4.01	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.51	**	1.10%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to the administrator, expenses would be higher.

4

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in International Income Portfolio, at value (identified cost, $679,295,616)	$678,301,281
Receivable for Fund shares sold	16,838,413
Receivable from affiliate	79,104
Total assets	$695,218,798

Liabilities
Payable for Fund shares redeemed	$1,246,190
Distributions payable	10,534
Payable to affiliates:
Distribution and service fees	88,703
Trustees’ fees	42
Accrued expenses	34,200
Total liabilities	$1,379,669
Net Assets	$693,839,129

Sources of Net Assets
Paid-in capital	$697,319,572
Accumulated net realized gain from Portfolio	962,039
Accumulated distributions in excess of net investment income	(3,448,147)
Net unrealized depreciation from Portfolio	(994,335)
Total	$693,839,129

Class A Shares
Net Assets	$212,486,765
Shares Outstanding	19,071,385
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.14
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.70

Class C Shares
Net Assets	$57,072,710
Shares Outstanding	5,140,224
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.10

Class I Shares
Net Assets	$424,279,654
Shares Outstanding	38,112,037
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest allocated from Portfolio (net of foreign taxes, $298,606)	$5,949,274
Expenses allocated from Portfolio	(1,276,266)
Total investment income from Portfolio	$4,673,008

Expenses
Distribution and service fees
Class A	$168,527
Class C	116,457
Trustees’ fees and expenses	250
Custodian fee	16,233
Transfer and dividend disbursing agent fees	120,452
Legal and accounting services	11,061
Printing and postage	32,484
Registration fees	64,259
Miscellaneous	6,092
Total expenses	$535,815
Deduct —
Allocation of expenses to affiliate	$240,062
Total expense reductions	$240,062

Net expenses	$295,753

Net investment income	$4,377,255

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$420,310
Financial futures contracts	17,793
Foreign currency and forward foreign currency exchange contract transactions	950,669
Net realized gain	$1,388,772
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $2,974,073 from precious metals)	$(899,962)
Financial futures contracts	(75,020)
Swap contracts	111,528
Foreign currency and forward foreign currency exchange contracts	(399,170)
Net change in unrealized appreciation (depreciation)	$(1,262,624)

Net realized and unrealized gain	$126,148

Net increase in net assets from operations	$4,503,403

6	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$4,377,255	$1,864,923
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	1,388,772	(131,627)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(1,262,624)	598,307
Net increase in net assets from operations	$4,503,403	$2,331,603
Distributions to shareholders —
From net investment income
Class A	$(2,670,827)	$(842,107)
Class C	(486,465)	(42,305)
Class I	(4,699,519)	(976,049)
From net realized gain
Class A	—	(224,499)
Class C	—	(18,927)
Class I	—	(231,816)
Tax return of capital
Class A	—	(148,709)
Class C	—	(7,471)
Class I	—	(172,363)
Total distributions to shareholders	$(7,856,811)	$(2,664,246)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$213,222,961	$37,496,502
Class C	54,560,470	3,409,823
Class I	398,813,097	43,848,522
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,193,362	947,346
Class C	363,487	42,467
Class I	4,149,312	721,835
Cost of shares redeemed
Class A	(44,083,897)	(8,549,941)
Class C	(1,365,151)	(740,452)
Class I	(21,098,591)	(19,774,211)
Net increase in net assets from Fund share transactions	$606,755,050	$57,401,891

Net increase in net assets	$603,401,642	$57,069,248

Net Assets
At beginning of period	$90,437,487	$33,368,239
At end of period	$693,839,129	$90,437,487

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(3,448,147)	$31,409

7	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$11.160		$11.310	$11.360	$11.690	$10.350	$10.850

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.374	$0.299	$0.309	$0.328	$0.435
Net realized and unrealized gain (loss)	0.088		0.027	0.139	(0.114)	1.738	(0.490)

Total income (loss) from operations	$0.235		$0.401	$0.438	$0.195	$2.066	$(0.055)

Less Distributions
From net investment income	$(0.255)		$(0.409)	$(0.488)	$(0.050)	$(0.496)	$(0.434)
From net realized gain	—		(0.070)	—	(0.007)	(0.230)	(0.013)
Tax return of capital	—		(0.072)	—	(0.468)	—	—

Total distributions	$(0.255)		$(0.551)	$(0.488)	$(0.525)	$(0.726)	$(0.447)

Capital contribution from administrator(1)	$—		$—	$—	$—	$—	$0.002

Net asset value — End of period	$11.140		$11.160	$11.310	$11.360	$11.690	$10.350

Total Return(2)	2.12	%(3)	3.71%	3.86%	1.70%	20.67%	(0.73	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$212,487		$42,251	$12,397	$8,552	$6,196	$5,517
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.10	%(8)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	2.65	%(8)	3.38%	2.60%	2.73%	3.01%	3.86%
Portfolio Turnover of the Portfolio	27	%(3)	37%	31%	45%	28%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The impact of the capital contribution by the administrator on total return for the year ended October 31, 2008 was less than 0.005%.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The administrator subsidized certain operating expenses (equal to 0.15%, 0.40%, 0.82%, 1.74%, 1.76% and 1.99% of average daily net assets for the six months ended April 30, 2013 and the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively).

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Period Ended October 31, 2011(1)
Net asset value — Beginning of period	$11.120		$11.270	$11.460

Income (Loss) From Operations
Net investment income(2)	$0.104		$0.297	$0.150
Net realized and unrealized gain (loss)	0.091		0.024	(0.050)

Total income from operations	$0.195		$0.321	$0.100

Less Distributions
From net investment income	$(0.215)		$(0.341)	$(0.290)
From net realized gain	—		(0.070)	—
Tax return of capital	—		(0.060)	—

Total distributions	$(0.215)		$(0.471)	$(0.290)

Net asset value — End of period	$11.100		$11.120	$11.270

Total Return(3)	1.76	%(4)	2.97%	0.85	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,073		$3,729	$1,012
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.80	%(8)	1.80%	1.80	%(8)
Net investment income	1.88	%(8)	2.70%	1.97	%(8)
Portfolio Turnover of the Portfolio	27	%(4)	37%	31	%(9)

(1)	For the period from commencement of operations on March 1, 2011 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The administrator subsidized certain operating expenses (equal to 0.15%, 0.40% and 0.82% of average daily net assets for the six months ended April 30, 2013, the year ended October 31, 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011, respectively).

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2011.

9	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Period Ended October 31, 2011(1)
Net asset value — Beginning of period	$11.150		$11.300	$11.460

Income (Loss) From Operations
Net investment income(2)	$0.160		$0.402	$0.231
Net realized and unrealized gain (loss)	0.092		0.034	(0.024)

Total income from operations	$0.252		$0.436	$0.207

Less Distributions
From net investment income	$(0.272)		$(0.439)	$(0.367)
From net realized gain	—		(0.070)	—
Tax return of capital	—		(0.077)	—

Total distributions	$(0.272)		$(0.586)	$(0.367)

Net asset value — End of period	$11.130		$11.150	$11.300

Total Return(3)	2.28	%(4)	4.04%	1.78	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$424,280		$44,458	$19,959
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.80	%(8)	0.80%	0.80	%(8)
Net investment income	2.88	%(8)	3.64%	2.98	%(8)
Portfolio Turnover of the Portfolio	27	%(4)	37%	31	%(9)

(1)	For the period from commencement of operations on March 1, 2011 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The administrator subsidized certain operating expenses (equal to 0.15%, 0.40% and 0.82% of average daily net assets for the six months ended April 30, 2013, the year ended October 31, 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011, respectively).

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2011.

10	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Currency Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Prior to March 1, 2013, the Fund declared dividends daily and net investment income, other than class-specific expenses, was allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (71.2% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions (daily distributions prior to March 1, 2013) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2013, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.10%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM was allocated $240,062 of the Fund’s operating expenses for the six months ended April 30, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $3,487 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $162,220 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $168,527 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $87,738 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $28,719 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2013, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

12

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $583,474,998 and $24,015, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	19,036,954	3,377,385
Issued to shareholders electing to receive payments of distributions in Fund shares	196,444	85,742
Redemptions	(3,947,608)	(773,668)

Net increase	15,285,790	2,689,459

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	4,894,968	308,626
Issued to shareholders electing to receive payments of distributions in Fund shares	32,676	3,859
Redemptions	(122,578)	(67,142)

Net increase	4,805,066	245,343

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	35,642,682	3,967,467
Issued to shareholders electing to receive payments of distributions in Fund shares	371,974	65,402
Redemptions	(1,888,879)	(1,812,479)

Net increase	34,125,777	2,220,390

13

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 38.6%

Security		Principal Amount (000’s omitted)	Value

Australia — 0.0%(1)
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152	$157,804

Total Australia			$157,804

Bangladesh — 0.2%
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	$1,821,672

Total Bangladesh			$1,821,672

Bosnia and Herzegovina — 0.6%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,174	$948,405
Republic of Srpska, 1.50%, 10/30/23	BAM	3,225	1,360,479
Republic of Srpska, 1.50%, 12/15/23	BAM	812	333,338
Republic of Srpska, 1.50%, 6/15/24	BAM	170	69,252
Republic of Srpska, 1.50%, 5/31/25	BAM	4,621	1,729,873
Republic of Srpska, 1.50%, 6/9/25	BAM	206	76,095
Republic of Srpska, 1.50%, 12/24/25	BAM	2,085	766,191

Total Bosnia and Herzegovina			$5,283,633

Brazil — 0.7%
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	11,846	$6,287,661

Total Brazil			$6,287,661

Canada — 3.3%
Canada Housing Trust, 2.20%, 3/15/14(3)	CAD	5,655	$5,669,763
Canada Housing Trust, 2.75%, 12/15/14(3)	CAD	5,625	5,737,841
Canada Housing Trust, 3.60%, 6/15/13(3)	CAD	18,701	18,620,623
Canada Housing Trust, 3.75%, 3/15/20(3)	CAD	665	743,946
Canada Housing Trust, 4.10%, 12/15/18(3)	CAD	475	534,190

Total Canada			$31,306,363

Chile — 1.7%
Government of Chile, 6.00%, 7/1/14	CLP	4,265,000	$9,148,083
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	7,041,326

Total Chile			$16,189,409

Colombia — 3.6%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	19,100,000	$11,441,675
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	28,000,000	16,256,120
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	10,000,000	6,181,082

Total Colombia			$33,878,877

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	500,028	$845,089
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	277,189	538,089

Total Costa Rica			$1,383,178

Denmark — 0.2%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898	$1,977,776

Total Denmark			$1,977,776

Georgia — 2.5%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	7,200	$4,440,790
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	15,576	9,634,124
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	330,408
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	2,530	1,573,021
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400	248,117
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	328,198
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	349,812
Georgia Treasury Bond, 11.70%, 7/7/13	GEL	968	593,558
Georgia Treasury Bond, 11.90%, 6/9/13	GEL	2,938	1,792,393
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500	305,500
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,222	2,095,773
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	344,943
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500	1,615,213

Total Georgia			$23,651,850

Ghana — 0.6%
Ghana Government Bond, 21.00%, 10/26/15	GHS	5,327	$2,880,354
Ghana Government Bond, 23.00%, 8/21/17	GHS	2,000	1,170,119
Ghana Government Bond, 26.00%, 6/5/17	GHS	2,600	1,626,234

Total Ghana			$5,676,707

Jordan — 2.1%
Jordan Government Bond, 6.174%, 1/8/14	JOD	2,500	$3,568,868
Jordan Government Bond, 6.422%, 2/8/14	JOD	1,500	2,146,648
Jordan Government Bond, 7.078%, 7/18/14	JOD	2,500	3,609,620
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,915,842
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,375,091
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,660,313

Total Jordan			$20,276,382

Mexico — 1.0%
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279	$3,574,893
Mexican Bonos, 9.00%, 6/20/13	MXN	70,816	5,877,315

Total Mexico			$9,452,208

14	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Peru — 4.3%
Republic of Peru, 4.40%, 9/12/13	PEN	66,000	$25,361,181
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	13,835,605
Republic of Peru, 9.91%, 5/5/15(4)	PEN	3,174	1,387,889

Total Peru			$40,584,675

Philippines — 0.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,910,218

Total Philippines			$2,910,218

Romania — 3.2%
Romania Government Bond, 5.75%, 1/27/16	RON	18,290	$5,712,979
Romania Government Bond, 5.80%, 10/26/15	RON	52,180	16,246,159
Romania Government Bond, 5.85%, 7/28/14	RON	15,270	4,712,854
Romania Government Bond, 11.00%, 3/5/14	RON	11,720	3,757,816

Total Romania			$30,429,808

Russia — 3.0%
Russia Government Bond, 7.10%, 3/13/14	RUB	876,988	$28,530,781

Total Russia			$28,530,781

Serbia — 2.0%
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070	$3,855,365
Serbia Treasury Bill, 0.00%, 1/23/14	RSD	289,750	3,227,116
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750	1,587,450
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,825,773
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	675,314
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,555,564
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,338,140
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	96,530	1,137,121

Total Serbia			$19,201,843

Sri Lanka — 1.9%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	820,000	$5,789,083
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	950,720	6,675,307
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	840,350	5,703,349

Total Sri Lanka			$18,167,739

Sweden — 0.1%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510	$947,529
Government of Sweden, 6.75%, 5/5/14	SEK	395	64,516

Total Sweden			$1,012,045

Security		Principal Amount (000’s omitted)	Value

Turkey — 3.4%
Turkey Government Bond, 0.00%, 7/17/13	TRY	15,708	$8,686,791
Turkey Government Bond, 0.00%, 9/11/13	TRY	43,379	23,822,633

Total Turkey			$32,509,424

Uruguay — 1.5%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300	$2,426,346
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	3,765	195,580
Monetary Regulation Bill, 0.00%, 3/26/15(2)	UYU	35,266	1,795,397
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	7,323	494,277
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	15,321	829,587
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	47,244	2,604,893
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(2)	UYU	88,288	4,940,895
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,338,792

Total Uruguay			$14,625,767

Vietnam — 2.3%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000	$2,682,673
Vietnam Government Bond, 11.00%, 4/15/14	VND	53,000,000	2,627,110
Vietnam Government Bond, 11.25%, 5/13/13	VND	46,250,000	2,211,965
Vietnam Government Bond, 11.59%, 2/20/14	VND	150,852,100	7,463,950
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	4,122,832
Vietnam Government Bond, 12.34%, 7/25/14	VND	60,519,000	3,066,942

Total Vietnam			$22,175,472

Total Foreign Government Bonds (identified cost $363,571,261)			$367,491,292

Collateralized Mortgage Obligations — 0.1%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$321,598	$362,549
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		826,605	947,461

Total Collateralized Mortgage Obligations (identified cost $1,191,688)			$1,310,010

15	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Mortgage Pass-Throughs — 1.1%

Security		Principal Amount	Value

Federal National Mortgage Association:
2.212%, with maturity at 2035(6)		$1,308,051	$1,373,965
4.075%, with maturity at 2035(6)		1,187,838	1,307,021
6.50%, with various maturities to 2036		2,299,703	2,672,701
7.00%, with maturity at 2033		822,528	963,333
7.50%, with maturity at 2035		468,426	565,739
8.50%, with maturity at 2032		415,491	511,908

			$7,394,667

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,186,292	$1,436,601
8.00%, with maturity at 2016		267,505	283,053
9.00%, with various maturities to 2024		787,192	933,372

			$2,653,026

Total Mortgage Pass-Throughs (identified cost $9,295,378)			$10,047,693

Precious Metals — 5.1%

Description		Troy Ounces	Value
Gold(7)		20,750	$30,627,353
Platinum(7)		11,952	17,990,229

Total Precious Metals (identified cost $52,629,762)			$48,617,582

Short-Term Investments — 55.5%

Foreign Government Securities — 31.1%
Security		Principal Amount (000’s omitted)	Value

Croatia — 0.5%
Republic of Croatia Ministry of Finance, 0.00%, 5/9/13	HRK	28,000	$4,862,138

Total Croatia			$4,862,138

Georgia — 0.5%
Bank of Georgia Promissory Note, 1.50%, 12/20/13	AZN	1,503	$1,904,371
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	1,936	1,160,787
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	3,000	1,754,131

Total Georgia			$4,819,289

Israel — 0.5%
Israel Treasury Bill, 0.00%, 6/5/13	ILS	16,342	$4,550,590

Total Israel			$4,550,590

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.8%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	367,500	$3,922,342
Kenya Treasury Bill, 0.00%, 4/21/14	KES	365,000	3,887,416

Total Kenya			$7,809,758

Lebanon — 0.9%
Lebanon Treasury Bill, 0.00%, 5/16/13	LBP	2,050,000	$1,361,252
Lebanon Treasury Bill, 0.00%, 7/11/13	LBP	3,069,170	2,024,443
Lebanon Treasury Bill, 0.00%, 8/15/13	LBP	4,094,600	2,689,510
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	4,514,930	2,881,458

Total Lebanon			$8,956,663

Malaysia — 4.5%
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	17,725	$5,825,353
Bank Negara Monetary Note, 0.00%, 5/7/13	MYR	12,120	3,982,008
Bank Negara Monetary Note, 0.00%, 6/6/13	MYR	7,093	2,324,919
Bank Negara Monetary Note, 0.00%, 7/9/13	MYR	28,150	9,202,613
Bank Negara Monetary Note, 0.00%, 7/16/13	MYR	23,515	7,683,204
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	7,528	2,440,923
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	10,924	3,536,628
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	24,629	7,969,192

Total Malaysia			$42,964,840

Mauritius — 0.1%
Mauritius Treasury Bill, 0.00%, 4/25/14	MUR	37,100	$1,166,995

Total Mauritius			$1,166,995

Mexico — 3.1%
Mexico Cetes, 0.00%, 5/30/13	MXN	42,200	$3,465,705
Mexico Cetes, 0.00%, 6/13/13	MXN	72,630	5,956,147
Mexico Cetes, 0.00%, 9/19/13	MXN	243,962	19,796,860

Total Mexico			$29,218,712

Nigeria — 3.8%
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	437,370	$2,762,043
Nigeria Treasury Bill, 0.00%, 5/16/13	NGN	278,300	1,752,490
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	285,000	1,791,829
Nigeria Treasury Bill, 0.00%, 6/6/13	NGN	1,760,582	11,019,561
Nigeria Treasury Bill, 0.00%, 8/22/13	NGN	161,925	986,434
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	122,393	732,935
Nigeria Treasury Bill, 0.00%, 12/5/13	NGN	864,580	5,084,919
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	880,900	5,102,729
Nigeria Treasury Bill, 1.00%, 10/24/13	NGN	1,078,598	6,429,595

Total Nigeria			$35,662,535

16	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Philippines — 3.3%
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	114,080	$2,771,599
Philippine Treasury Bill, 0.00%, 5/8/13	PHP	45,980	1,117,047
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	139,890	3,398,313
Philippine Treasury Bill, 0.00%, 6/5/13	PHP	230,750	5,604,649
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	21,870	531,129
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	641,470	15,577,175
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	48,120	1,168,378
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	58,800	1,427,169

Total Philippines			$31,595,459

Romania — 0.4%
Romania Treasury Bill, 0.00%, 7/24/13	RON	5,240	$1,577,672
Romania Treasury Bill, 0.00%, 1/15/14	RON	7,200	2,119,499

Total Romania			$3,697,171

Serbia — 1.1%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	305,350	$3,377,669
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	650,200	7,120,178

Total Serbia			$10,497,847

Singapore — 3.0%
Monetary Authority of Singapore Bill, 0.00%, 5/27/13	SGD	5,336	$4,331,621
Monetary Authority of Singapore Bill, 0.00%, 7/5/13	SGD	12,005	9,743,171
Singapore Treasury Bill, 0.00%, 5/9/13	SGD	18,217	14,789,552

Total Singapore			$28,864,344

South Korea — 2.2%
Korea Monetary Stabilization Bond, 0.00%, 5/7/13	KRW	1,335,890	$1,212,591
Korea Monetary Stabilization Bond, 0.00%, 5/28/13	KRW	1,229,900	1,114,761
Korea Monetary Stabilization Bond, 0.00%, 6/4/13	KRW	14,096,800	12,771,038
Korea Monetary Stabilization Bond, 0.00%, 7/23/13	KRW	2,254,860	2,035,971
Korea Monetary Stabilization Bond, 0.00%, 8/6/13	KRW	2,880,000	2,597,803
Korea Monetary Stabilization Bond, 0.00%, 10/15/13	KRW	1,105,370	992,099

Total South Korea			$20,724,263

Sri Lanka — 1.9%
Sri Lanka Treasury Bill, 0.00%, 6/7/13	LKR	465,550	$3,641,501
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	50,880	385,203
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	275,310	2,044,559
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	798,950	5,778,435
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	874,790	6,312,869

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	9,550	$68,463
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	38,860	276,208

Total Sri Lanka			$18,507,238

Thailand — 3.9%
Bank of Thailand, 0.00%, 5/30/13	THB	94,470	$3,212,395
Bank of Thailand, 0.00%, 8/15/13	THB	544,053	18,397,292
Bank of Thailand, 0.00%, 9/12/13	THB	286,400	9,663,088
Bank of Thailand, 0.00%, 1/9/14	THB	171,000	5,719,288

Total Thailand			$36,992,063

Uruguay — 0.6%
Monetary Regulation Bill, 0.00%, 1/31/14(2)	UYU	22,316	$1,160,739
Uruguay Treasury Bill, 0.00%, 5/7/13	UYU	80,900	4,256,971

Total Uruguay			$5,417,710

Total Foreign Government Securities (identified cost $294,394,149)			$296,307,615

U.S. Treasury Obligations — 7.3%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/20/13(8)		$70,200	$70,197,824

Total U.S. Treasury Obligations (identified cost $70,195,678)			$70,197,824

Other — 17.1%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)		$162,707	$162,707,437

Total Other (identified cost $162,707,437)			$162,707,437

Total Short-Term Investments (identified cost $527,297,264)			$529,212,876

Total Investments — 100.4% (identified cost $953,985,353)			$956,679,453

Other Assets, Less Liabilities — (0.4)%			$(4,039,979)

Net Assets — 100.0%			$952,639,474

17	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	–	Australian Dollar
AZN	–	Azerbaijani Manat
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DKK	–	Danish Krone
GEL	–	Georgian Lari
GHS	–	Ghanaian Cedi
HRK	–	Croatian Kuna
ILS	–	Israeli Shekel
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MUR	–	Mauritian Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong

(1)	Amount is less than 0.05%.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $31,306,363 or 3.3% of the Portfolio’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $1,387,889 or 0.1% of the Portfolio’s net assets.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2013.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

18	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $738,648,154)	$745,354,434
Affiliated investment, at value (identified cost, $162,707,437)	162,707,437
Precious metals, at value (identified cost, $52,629,762)	48,617,582
Total Investments, at value (identified cost, $953,985,353)	$956,679,453
Cash	$162,771
Restricted cash*	590,000
Foreign currency, at value (identified cost, $8,134,232)	8,173,145
Interest receivable	8,206,003
Interest receivable from affiliated investment	16,905
Receivable for variation margin on open financial futures contracts	3,110
Receivable for open forward foreign currency exchange contracts	2,150,355
Receivable for closed forward foreign currency exchange contracts	6,190
Receivable for open swap contracts	125,382
Tax reclaims receivable	2,668
Total assets	$976,115,982

Liabilities
Cash collateral due to brokers	$590,000
Payable for investments purchased	19,835,160
Payable for open forward foreign currency exchange contracts	2,438,831
Payable for closed forward foreign currency exchange contracts	9,962
Payable to affiliates:
Investment adviser fee	453,433
Trustees’ fees	892
Accrued expenses	148,230
Total liabilities	$23,476,508
Net Assets applicable to investors’ interest in Portfolio	$952,639,474

Sources of Net Assets
Investors’ capital	$950,309,909
Net unrealized appreciation	2,329,565
Total	$952,639,474

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

19	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $466,552)	$10,388,288
Interest allocated from affiliated investment	66,742
Expenses allocated from affiliated investment	(6,399)
Total investment income	$10,448,631

Expenses
Investment adviser fee	$1,667,830
Trustees’ fees and expenses	7,020
Custodian fee	446,575
Legal and accounting services	58,021
Miscellaneous	10,631
Total expenses	$2,190,077
Deduct —
Reduction of custodian fee	$486
Total expense reductions	$486

Net expenses	$2,189,591

Net investment income	$8,259,040

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,452,130
Investment transactions allocated from affiliated investment	1,723
Financial futures contracts	11,218
Foreign currency and forward foreign currency exchange contract transactions	1,319,447
Net realized gain	$2,784,518
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $4,489,765 from precious metals)	$(826,244)
Financial futures contracts	(84,548)
Swap contracts	125,382
Foreign currency and forward foreign currency exchange contracts	(642,915)
Net change in unrealized appreciation (depreciation)	$(1,428,325)

Net realized and unrealized gain	$1,356,193

Net increase in net assets from operations	$9,615,233

20	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$8,259,040	$8,711,282
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	2,784,518	(598,919)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(1,428,325)	1,698,390
Net increase in net assets from operations	$9,615,233	$9,810,753
Capital transactions —
Contributions	$650,936,547	$95,846,225
Withdrawals	(246,266)	(19,978,899)
Net increase in net assets from capital transactions	$650,690,281	$75,867,326

Net increase in net assets	$660,305,514	$85,678,079

Net Assets
At beginning of period	$292,333,960	$206,655,881
At end of period	$952,639,474	$292,333,960

21	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.82	%(1)	0.88%	0.92%	0.96%	0.90%	1.01%
Net investment income	3.07	%(1)	3.57%	2.81%	2.51%	3.34%	4.01%
Portfolio Turnover	27	%(3)	37%	31%	45%	28%	14%

Total Return	2.26	%(3)	3.93%	4.05%	1.85%	20.91%	(0.64)%

Net assets, end of period (000’s omitted)	$952,639		$292,334	$206,656	$168,705	$69,581	$33,755

(1)	Annualized.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Not annualized.

22	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 71.2%, 4.5% and 24.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $48,745,065 or 5.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

23

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in

24

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the

25

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $1,667,830 or 0.619% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$384,558,953	$60,207,916
U.S. Government and Agency Securities	—	1,214,382

	$384,558,953	$61,422,298

26

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$955,539,625

Gross unrealized appreciation	$9,244,310
Gross unrealized depreciation	(8,104,482)

Net unrealized appreciation	$1,139,828

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/2/13	Philippine Peso 114,080,000	United States Dollar 2,774,184	Standard Chartered Bank	$2,561
5/21/13	Euro 3,131,000	United States Dollar 4,204,338	Deutsche Bank	80,493
6/21/13	Euro 64,195,036	United States Dollar 61,751,254	State Street Bank and Trust Co.	(1,746,292)
7/2/13	Brazilian Real 5,732,100	United States Dollar 2,815,182	BNP Paribas	(28,297)
7/2/13	Brazilian Real 7,157,900	United States Dollar 3,513,545	State Street Bank and Trust Co.	(37,221)
3/21/14	Croatian Kuna 28,911,000	Euro 3,750,730	Citibank NA	(36,544)
4/30/14	Peruvian New Sol 23,874,000	United States Dollar 8,954,989	Bank of Nova Scotia	30,001

				$(1,735,299)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/2/13	Euro 10,226,018	United States Dollar 13,320,411	State Street Bank and Trust Co.	$146,748
5/2/13	Kenyan Shilling 92,863,000	United States Dollar 1,107,225	Standard Bank	925

27

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/2/13	Kenyan Shilling 92,863,000	United States Dollar 1,108,415	Standard Chartered Bank	$(264)
5/2/13	Kenyan Shilling 348,370,000	United States Dollar 4,158,152	Standard Chartered Bank	(992)
5/2/13	Romanian Leu 44,388,075	Euro 10,226,018	Bank of America	35,944
5/6/13	Indonesian Rupiah 74,030,000,000	United States Dollar 7,596,716	Bank of America	14,889
5/6/13	Indonesian Rupiah 30,929,530,000	United States Dollar 3,177,147	Toronto-Dominion Bank	2,960
5/7/13	Ghanaian Cedi 4,664,750	United States Dollar 2,350,000	Barclays Bank PLC	8,359
5/7/13	Israeli Shekel 6,700,000	United States Dollar 1,806,709	Bank of America	61,855
5/7/13	Israeli Shekel 9,595,000	United States Dollar 2,592,192	Standard Bank	83,759
5/7/13	Israeli Shekel 10,660,000	United States Dollar 2,890,456	Standard Bank	82,514
5/13/13	Swedish Krona 85,117,923	Euro 9,854,121	Credit Suisse International	152,231
5/13/13	Swedish Krona 29,190,000	Euro 3,388,900	Credit Suisse International	39,605
5/13/13	Swedish Krona 26,544,000	Euro 3,192,764	Credit Suisse International	(110,254)
5/13/13	Swedish Krona 28,900,000	Euro 3,440,681	Deutsche Bank	(73,328)
5/15/13	Indian Rupee 939,299,000	United States Dollar 17,125,180	Standard Chartered Bank	309,604
5/15/13	Polish Zloty 101,747,408	Euro 24,648,411	HSBC Bank USA	(284,606)
5/20/13	South Korean Won 5,496,263,000	United States Dollar 5,024,006	Deutsche Bank	(34,296)
5/23/13	Serbian Dinar 343,391,223	Euro 3,043,439	Deutsche Bank	61,461
5/24/13	South Korean Won 6,218,622,000	United States Dollar 5,706,467	Credit Suisse International	(61,236)
5/29/13	Peruvian New Sol 3,300,000	United States Dollar 1,253,561	Deutsche Bank	(7,313)
6/5/13	Philippine Peso 114,080,000	United States Dollar 2,772,836	Bank of America	(109)
6/10/13	Indian Rupee 329,625,000	United States Dollar 5,967,143	Bank of America	144,436
6/10/13	Indonesian Rupiah 38,304,000,000	United States Dollar 3,903,791	HSBC Bank USA	22,491
6/10/13	Indonesian Rupiah 38,990,000,000	United States Dollar 3,980,602	HSBC Bank USA	15,997
6/10/13	South Korean Won 9,850,416,000	United States Dollar 8,756,704	Toronto-Dominion Bank	182,035

28

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

6/13/13	Serbian Dinar 525,808,497	Euro 4,685,098	Citibank NA	$28,245
6/14/13	Canadian Dollar 1,430,000	United States Dollar 1,386,901	Barclays Bank PLC	31,097
7/10/13	Philippine Peso 22,423,000	United States Dollar 543,772	Bank of America	1,502
7/11/13	Danish Krone 8,600,000	Euro 1,154,006	State Street Bank and Trust Co.	(167)
7/18/13	Yuan Offshore Renminbi 31,546,000	United States Dollar 5,105,770	Bank of America	(1,752)
7/18/13	Yuan Offshore Renminbi 39,035,000	United States Dollar 6,283,704	JPMorgan Chase Bank	32,004
7/18/13	Yuan Offshore Renminbi 39,035,000	United States Dollar 6,283,704	Standard Chartered Bank	32,004
7/22/13	Yuan Offshore Renminbi 78,977,000	United States Dollar 12,736,172	BNP Paribas	39,994
7/22/13	Yuan Offshore Renminbi 82,925,000	United States Dollar 13,370,902	Deutsche Bank	43,934
7/31/13	Indian Rupee 973,236,000	United States Dollar 17,674,794	Deutsche Bank	223,450
7/31/13	Norwegian Krone 207,244,281	Euro 27,067,580	HSBC Bank USA	151,763
10/25/13	Mauritian Rupee 84,078,000	Euro 2,033,817	Standard Bank	3,745
10/25/13	Mauritian Rupee 100,733,807	United States Dollar 3,233,830	HSBC Bank USA	(16,160)
3/14/14	Kenyan Shilling 308,211,000	United States Dollar 3,326,975	Standard Bank	78,206
4/11/14	Kenyan Shilling 78,701,000	United States Dollar 854,053	Standard Chartered Bank	5,543

				$1,446,823

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/13	34 U.S. 5-Year Treasury Note	Short	$(4,213,078)	$(4,237,781)	$(24,703)
6/13	14 U.S. 10-Year Treasury Note	Short	(1,841,241)	(1,867,031)	(25,790)
6/13	7 U.S. 30-Year Treasury Bond	Short	(1,009,336)	(1,038,625)	(29,289)

					$(79,782)

29

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 36,000,000 Banco de Guatemala, 0%, due 12/2/13	3-month USD-LIBOR-BBA + 50 bp on $4,457,037 (Notional Amount) plus Notional Amount at termination date	12/4/13	$52,202
Citibank NA	Total return on GTQ 43,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $5,285,022 (Notional Amount) plus Notional Amount at termination date	3/4/14	53,024

Citibank NA	Total return on GTQ 29,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $3,582,453 (Notional Amount) plus Notional Amount at termination date	3/5/14	20,156

				$125,382

GTQ	–	Guatemalan Quetzal

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $2,448,793. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,809,052 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $2,281,927 with the highest amount from any one counterparty being $409,338. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $698,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2013.

30

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate

Receivable for open forward foreign currency exchange contracts	$2,150,355	$—
Receivable for open swap contracts	125,382	—

Total Asset Derivatives	$2,275,737	$—

Net unrealized appreciation*	$—	$(79,782)
Payable for open forward foreign currency exchange contracts	(2,438,831)	—

Total Liability Derivatives	$(2,438,831)	$(79,782)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$11,218
Foreign currency and forward foreign currency exchange contract transactions	1,285,642	—

Total	$1,285,642	$11,218

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$(84,548)
Swap contracts	125,382	—
Foreign currency and forward foreign currency exchange contracts	(522,821)	—

Total	$(397,439)	$(84,548)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $5,500,000, $244,335,000 and $31,857,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

31

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$367,491,292	$—	$367,491,292
Collateralized Mortgage Obligations	—	1,310,010	—	1,310,010
Mortgage Pass-Throughs	—	10,047,693	—	10,047,693
Precious Metals	48,617,582	—	—	48,617,582
Short-Term Investments —
Foreign Government Securities	—	296,307,615	—	296,307,615
U.S. Treasury Obligations	—	70,197,824	—	70,197,824
Other	—	162,707,437	—	162,707,437

Total Investments	$48,617,582	$908,061,871	$—	$956,679,453

Forward Foreign Currency Exchange Contracts	$—	$2,150,355	$—	$2,150,355
Swap Contracts	—	125,382	—	125,382

Total	$48,617,582	$910,337,608	$—	$958,955,190

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,438,831)	$—	$(2,438,831)
Futures Contracts	(79,782)	—	—	(79,782)

Total	$(79,782)	$(2,438,831)	$—	$(2,518,613)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

32

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

34

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

35

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of International Income Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042-6/13	INTLISRC

Eaton Vance

Emerging Markets Local

Income Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Emerging Markets Local Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	50

Officers and Trustees	53

Important Notices	54

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	6.53%	9.72%	7.79%	9.30%
Class A with 4.75% Maximum Sales Charge	—	—	1.45	4.51	6.75	8.39
Class C at NAV	08/03/2010	06/27/2007	6.18	8.99	7.39	8.96
Class C with 1% Maximum Sales Charge	—	—	5.18	7.99	7.39	8.96
Class I at NAV	11/30/2009	06/27/2007	6.67	10.01	7.94	9.43
J.P. Morgan GBI-EM Global Diversified Index	06/27/2007	06/27/2007	7.02%	10.31%	8.86%	9.98%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.41%	2.11%	1.11%
Net				1.25	1.95	0.95

Fund Profile4

Asset Allocation (% of net assets)5

*	Net securities sold short.

Foreign Currency Exposure (% of net assets)6

Malaysia	12.5%	Singapore	1.0%
Mexico	12.0	Norway	0.9
Turkey	11.5	Sweden	0.9
Russia	10.7	Georgia	0.5
Poland	10.4	Uruguay	0.4
Brazil	9.8	Bosnia and Herzegovina	0.4
South Africa	9.3	Lebanon	0.3
Indonesia	8.9	Jordan	0.1
Thailand	7.4	New Zealand	0.1
Serbia	4.5	Guatemala	0.0	*
Colombia	4.1	Costa Rica	0.0	*
Nigeria	3.5	Vietnam	0.0	*
Hungary	3.1	Iceland	0.0	*
India	3.1	Ghana	0.0	*
China	2.8	Egypt	0.0	*
Peru	2.5	Chile	-0.0	*
Philippines	2.4	Croatia	-0.2
Sri Lanka	2.1	Australia	-0.5
South Korea	2.0	Gold	-0.6
Hong Kong	1.8	Taiwan	-0.6
Kenya	1.5	United Kingdom	-0.8
Romania	1.5	Japan	-1.9
Platinum	1.1	Euro	-9.2
		Total Long	133.1
		Total Short	–13.8
		Total Net	119.3

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

J.P. Morgan GBI-EM Global Diversified Index is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class C and Class I is linked to Class A.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expenses associated with certain investment transactions. Net expense ratios reflect contractual expense reimbursements that continue through 2/28/14. Without the reimbursements, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets. See Statement of Assets and Liabilities for details.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,065.30	$7.12	**	1.39%
Class C	$1,000.00	$1,061.80	$10.68	**	2.09%
Class I	$1,000.00	$1,066.70	$5.59	**	1.09%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$6.95	**	1.39%
Class C	$1,000.00	$1,014.40	$10.44	**	2.09%
Class I	$1,000.00	$1,019.40	$5.46	**	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $677,205,089)	$697,197,504
Receivable for Fund shares sold	2,891,738
Receivable from affiliate	28,483
Total assets	$700,117,725

Liabilities
Payable for Fund shares redeemed	$1,581,067
Distributions payable	1,447
Payable to affiliates:
Distribution and service fees	163,902
Trustees’ fees	42
Accrued expenses	111,138
Total liabilities	$1,857,596
Net Assets	$698,260,129

Sources of Net Assets
Paid-in capital	$691,679,392
Accumulated net realized loss from Portfolio	(7,098,680)
Accumulated distributions in excess of net investment income	(6,312,998)
Net unrealized appreciation from Portfolio	19,992,415
Total	$698,260,129

Class A Shares
Net Assets	$287,313,817
Shares Outstanding	27,964,524
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.78

Class C Shares
Net Assets	$114,505,580
Shares Outstanding	11,135,671
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.28

Class I Shares
Net Assets	$296,440,732
Shares Outstanding	28,739,099
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest allocated from Portfolio (net of foreign taxes, $497,203)	$20,376,453
Dividends allocated from Portfolio (net of foreign taxes, $3,062)	5,893
Expenses allocated from Portfolio	(3,117,536)
Total investment income from Portfolio	$17,264,810

Expenses
Distribution and service fees
Class A	$407,267
Class C	534,024
Trustees’ fees and expenses	250
Custodian fee	19,156
Transfer and dividend disbursing agent fees	227,969
Legal and accounting services	13,445
Printing and postage	97,081
Registration fees	47,197
Miscellaneous	7,784
Total expenses	$1,354,173
Deduct —
Allocation of expenses to affiliate	$41,178
Total expense reductions	$41,178

Net expenses	$1,312,995

Net investment income	$15,951,815

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(3,951,746)
Securities sold short	(880,326)
Futures contracts	(128,455)
Swap contracts	(2,776,725)
Forward commodity contracts	45,382
Foreign currency and forward foreign currency exchange contract transactions	4,896,992
Net realized loss	$(2,794,878)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,625,354 and including net decrease of $282,052 from precious metals)	$15,924,859
Written options	171,690
Securities sold short	(1,002,403)
Futures contracts	479,747
Swap contracts	7,601,096
Foreign currency and forward foreign currency exchange contracts	4,602,110
Net change in unrealized appreciation (depreciation)	$27,777,099

Net realized and unrealized gain	$24,982,221

Net increase in net assets from operations	$40,934,036

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$15,951,815	$30,266,231
Net realized loss from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(2,794,878)	(3,056,625)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	27,777,099	9,912,054
Net increase in net assets from operations	$40,934,036	$37,121,660
Distributions to shareholders —
From net investment income
Class A	$(9,231,373)	$(11,289,147)
Class C	(3,281,598)	(3,687,596)
Class I	(9,244,505)	(9,722,294)
From net realized gain
Class A	—	(1,304,242)
Class C	—	(487,295)
Class I	—	(1,167,310)
Tax return of capital
Class A	—	(7,808,080)
Class C	—	(2,550,506)
Class I	—	(6,724,374)
Total distributions to shareholders	$(21,757,476)	$(44,740,844)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$56,656,176	$97,912,655
Class C	20,986,707	31,119,256
Class I	92,340,256	148,261,177
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,376,754	18,048,485
Class C	2,685,773	5,256,990
Class I	6,087,201	11,240,745
Cost of shares redeemed
Class A	(47,709,596)	(157,644,245)
Class C	(13,421,433)	(33,604,560)
Class I	(53,593,061)	(129,886,076)
Net increase (decrease) in net assets from Fund share transactions	$72,408,777	$(9,295,573)

Net increase (decrease) in net assets	$91,585,337	$(16,914,757)

Net Assets
At beginning of period	$606,674,792	$623,589,549
At end of period	$698,260,129	$606,674,792

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(6,312,998)	$(507,337)

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010	2009	2008
Net asset value — Beginning of period	$9.970		$10.020		$10.830		$9.850	$8.280	$10.770

Income (Loss) From Operations
Net investment income(1)	$0.250		$0.504		$0.470		$0.450	$0.487	$0.475
Net realized and unrealized gain (loss)	0.392		0.190		(0.498)		1.312	1.864	(1.727)

Total income (loss) from operations	$0.642		$0.694		$(0.028)		$1.762	$2.351	$(1.252)

Less Distributions
From net investment income	$(0.342)		$(0.410)		$(0.527)		$(0.658)	$(0.781)	$(0.640)
From net realized gain	—		(0.050)		—		(0.026)	—	(0.381)
Tax return of capital	—		(0.284)		(0.255)		(0.098)	—	(0.217)

Total distributions	$(0.342)		$(0.744)		$(0.782)		$(0.782)	$(0.781)	$(1.238)

Net asset value — End of period	$10.270		$9.970		$10.020		$10.830	$9.850	$8.280

Total Return(2)	6.53	%(3)	7.31%		(0.33)%		18.65%	30.05%	(13.38)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$287,314		$261,862		$307,098		$175,501	$5,291	$1,529
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.39	%(7)(8)	1.40	%(7)	1.33	%(7)	1.25%	1.25%	1.25%
Net investment income	4.98	%(8)	5.13%		4.48%		4.28%	5.37%	4.73%
Portfolio Turnover of the Portfolio	14	%(3)	24%		16%		17%	26%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator subsidized certain operating expenses (equal to 0.01%, 0.01%, 0.07%, 0.36%, 4.25% and 4.63% of average daily net assets for the six months ended April 30, 2013 and the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively).

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.14%, 0.15% and 0.08% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$9.980		$10.030		$10.840		$10.430

Income (Loss) From Operations
Net investment income(2)	$0.216		$0.435		$0.395		$0.073
Net realized and unrealized gain (loss)	0.393		0.191		(0.497)		0.510

Total income (loss) from operations	$0.609		$0.626		$(0.102)		$0.583

Less Distributions
From net investment income	$(0.309)		$(0.370)		$(0.477)		$(0.128)
From net realized gain	—		(0.050)		—		(0.026)
Tax return of capital	—		(0.256)		(0.231)		(0.019)

Total distributions	$(0.309)		$(0.676)		$(0.708)		$(0.173)

Net asset value — End of period	$10.280		$9.980		$10.030		$10.840

Total Return(3)	6.18	%(4)	6.57%		(1.02)%		5.63	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,506		$101,085		$99,260		$34,064
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.09	%(8)(9)	2.10	%(8)	2.03	%(8)	1.95	%(9)
Net investment income	4.30	%(9)	4.43%		3.77%		2.74	%(9)
Portfolio Turnover of the Portfolio	14	%(4)	24%		16%		17	%(10)

(1)	For the period from commencement of operations on August 3, 2010 to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.01%, 0.01%, 0.07% and 0.36% of average daily net assets for the six months ended April 30, 2013, the years ended October 31, 2012 and 2011 and for the period from commencement of operations on August 3, 2010 to October 31, 2010, respectively).

(8)

Includes interest and dividend expense, primarily on securities sold short, of 0.14%, 0.15% and 0.08% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2010.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$10.010		$10.060		$10.870		$10.060

Income (Loss) From Operations
Net investment income(2)	$0.267		$0.535		$0.507		$0.438
Net realized and unrealized gain (loss)	0.390		0.191		(0.505)		1.115

Total income from operations	$0.657		$0.726		$0.002		$1.553

Less Distributions
From net investment income	$(0.357)		$(0.429)		$(0.547)		$(0.624)
From net realized gain	—		(0.050)		—		(0.026)
Tax return of capital	—		(0.297)		(0.265)		(0.093)

Total distributions	$(0.357)		$(0.776)		$(0.812)		$(0.743)

Net asset value — End of period	$10.310		$10.010		$10.060		$10.870

Total Return(3)	6.67	%(4)	7.64%		(0.03)%		16.13	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$296,441		$243,728		$217,232		$46,791
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.09	%(8)(9)	1.10	%(8)	1.04	%(8)	0.95	%(9)
Net investment income	5.30	%(9)	5.43%		4.81%		4.51	%(9)
Portfolio Turnover of the Portfolio	14	%(4)	24%		16%		17	%(10)

(1)	For the period from commencement of operations on November 30, 2009 to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.01%, 0.01%, 0.07% and 0.36% of average daily net assets for the six months ended April 30, 2013, the years ended October 31, 2012 and 2011 and for the period from commencement of operations on November 30, 2009 to October 31, 2010, respectively).

(8)

Includes interest and dividend expense, primarily on securities sold short, of 0.14%, 0.15% and 0.09% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2010.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Prior to March 1, 2013, the Fund declared dividends daily and net investment income, other than class-specific expenses, was allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (85.5% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions (daily distributions prior to March 1, 2013) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2013, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM was allocated $41,178 of the Fund’s operating expenses for the six months ended April 30, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $3,700 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $76,542 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $407,267 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $400,518 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $133,506 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $7,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

12

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $81,880,898 and $35,385,928, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	5,585,802	9,941,803
Issued to shareholders electing to receive payments of distributions in Fund shares	826,725	1,840,583
Redemptions	(4,713,327)	(16,163,479)

Net increase (decrease)	1,699,200	(4,381,093)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	2,066,283	3,147,746
Issued to shareholders electing to receive payments of distributions in Fund shares	264,797	535,639
Redemptions	(1,323,926)	(3,449,990)

Net increase	1,007,154	233,395

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	9,051,612	14,947,859
Issued to shareholders electing to receive payments of distributions in Fund shares	598,328	1,142,432
Redemptions	(5,264,751)	(13,340,483)

Net increase	4,385,189	2,749,808

13

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 76.1%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500	$4,838,641

Total Albania			$4,838,641

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900	$1,045,578

Total Bermuda			$1,045,578

Bosnia and Herzegovina — 0.3%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$10,872
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	56,700
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	49,710
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	76,267
Republic of Srpska, 1.50%, 6/30/23	BAM	325	141,763
Republic of Srpska, 1.50%, 10/30/23	BAM	194	81,762
Republic of Srpska, 1.50%, 12/15/23	BAM	48	19,700
Republic of Srpska, 1.50%, 5/31/25	BAM	5,337	1,998,007
Republic of Srpska, 1.50%, 6/9/25	BAM	534	197,118
Republic of Srpska, 1.50%, 12/24/25	BAM	480	176,387

Total Bosnia and Herzegovina			$2,808,286

Brazil — 4.7%
Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	15,471	$6,754,519
Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509	11,896,111
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314	11,011,818
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127	8,321,902
Republic of Brazil, 10.25%, 1/10/28	BRL	620	388,129

Total Brazil			$38,372,479

Chile — 0.2%
Government of Chile, 6.00%, 3/1/18	CLP	300,000	$659,305
Government of Chile, 6.00%, 1/1/20	CLP	465,000	1,032,992

Total Chile			$1,692,297

Colombia — 3.4%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$4,344,208
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000	6,914,426

Security	Principal Amount (000’s omitted)		Value

Colombia (continued)
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000	$12,956,553
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000	3,950,887

Total Colombia			$28,166,074

Costa Rica — 0.0%(2)
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	58,488	$98,850
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	6,571	12,755

Total Costa Rica			$111,605

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 6/3/13	EUR	1,810	$2,324,088
Republic of Cyprus, 3.75%, 11/1/15(4)	EUR	1,650	1,684,051
Republic of Cyprus, 4.375%, 7/15/14	EUR	1,650	1,901,347
Republic of Cyprus, 4.625%, 2/3/20	EUR	2,565	2,313,915

Total Cyprus			$8,223,401

Georgia — 0.4%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,994	$1,233,336
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850	528,485
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370	229,508
Georgia Treasury Bond, 11.90%, 6/9/13	GEL	479	292,225
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	1,484	901,195

Total Georgia			$3,184,749

Germany — 0.8%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	3,150	$6,114,388

Total Germany			$6,114,388

Guatemala — 0.1%
Republic of Guatemala, 4.875%, 2/13/28(1)	USD	1,100	$1,122,000

Total Guatemala			$1,122,000

Hungary — 5.3%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600	$9,436,066
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	4,977,004
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000	908,752
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100	2,745,594
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520	7,295,891
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,320,182
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000	2,149,807
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800	3,362,229
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000	2,132,639

14	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Hungary (continued)
National Bank of Hungary, 8.875%, 11/1/13	USD	710	$730,774
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362	1,793,148
Republic of Hungary, 4.375%, 7/4/17	EUR	374	499,928
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539	2,054,229

Total Hungary			$43,406,243

Indonesia — 8.7%
Indonesia Government Bond, 6.25%, 4/15/17	IDR	8,055,000	$877,147
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	3,487,454
Indonesia Government Bond, 7.375%, 9/15/16	IDR	74,748,000	8,373,106
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	578,110
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	3,742,791
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,742,106
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000	1,597,120
Indonesia Government Bond, 9.50%, 6/15/15	IDR	33,485,000	3,794,015
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	4,710,360
Indonesia Government Bond, 9.50%, 7/15/31	IDR	118,958,000	16,394,714
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	804,936
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000	1,257,071
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	3,040,242
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	1,195,627
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	3,182,582
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000	4,582,179
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,662,047
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	2,023,676
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000	2,422,558
Indonesia Government Bond, 11.25%, 5/15/14	IDR	16,743,000	1,844,320
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	3,469,096

Total Indonesia			$70,781,257

Jordan — 0.1%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,160,092

Total Jordan			$1,160,092

Kenya — 0.3%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,048,443

Total Kenya			$2,048,443

Lebanon — 0.2%
Lebanon Treasury Note, 5.34%, 8/8/13	LBP	1,066,400	$710,659
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	225,068
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	595,920	412,539

Total Lebanon			$1,348,266

Security	Principal Amount (000’s omitted)		Value

Malaysia — 4.5%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	$1,334,447
Malaysia Government Bond, 3.741%, 2/27/15	MYR	24,076	8,027,164
Malaysia Government Bond, 3.814%, 2/15/17	MYR	7,003	2,355,602
Malaysia Government Bond, 3.892%, 3/15/27	MYR	7,541	2,574,437
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786	3,665,127
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063	9,051,224
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775	5,418,703
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750	1,309,419
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	1,440,437
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,250,082

Total Malaysia			$36,426,642

Mexico — 4.9%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	$1,898,912
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480	3,210,276
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500	902,815
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900	5,233,943
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018	2,126,762
Mexican Bonos, 8.50%, 12/13/18	MXN	6,833	684,187
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	4,486,775
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	4,310,945
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060	2,067,211
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550	7,811,281
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570	7,625,491

Total Mexico			$40,358,598

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(1)	USD	550	$542,384

Total Mongolia			$542,384

New Zealand — 2.5%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	2,018	$1,919,843
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570	1,503,103
New Zealand Government Bond, 5.50%, 4/15/23	NZD	4,960	5,091,711
New Zealand Government Bond, 6.00%, 12/15/17	NZD	1,570	1,538,857
New Zealand Government Bond, 6.00%, 5/15/21	NZD	9,860	10,254,372

Total New Zealand			$20,307,886

Nigeria — 0.2%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000	$1,861,689

Total Nigeria			$1,861,689

15	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	458	$469,450

Total Paraguay			$469,450

Peru — 2.5%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367	$1,134,208
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	1,293,773
Republic of Peru, 6.90%, 8/12/37(4)	PEN	4,730	2,266,499
Republic of Peru, 6.95%, 8/12/31	PEN	2,000	944,457
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	845,287
Republic of Peru, 7.84%, 8/12/20(4)	PEN	15,334	7,273,642
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	3,045,804
Republic of Peru, 8.60%, 8/12/17	PEN	5,305	2,460,613
Republic of Peru, 9.91%, 5/5/15	PEN	1,760	769,592

Total Peru			$20,033,875

Philippines — 1.5%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000	$3,816,229
Republic of the Philippines, 5.00%, 8/18/18	PHP	119,690	3,237,801
Republic of the Philippines, 6.25%, 1/14/36	PHP	124,000	3,976,676
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	877,853

Total Philippines			$11,908,559

Poland — 0.5%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575	$1,251,951
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420	2,070,420
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900	996,213

Total Poland			$4,318,584

Romania — 1.2%
Romania Government Bond, 5.80%, 10/26/15	RON	9,720	$3,026,307
Romania Government Bond, 5.85%, 7/28/14	RON	2,530	780,846
Romania Government Bond, 5.90%, 7/26/17	RON	18,420	5,835,059
Romania Government Bond, 11.00%, 3/5/14	RON	490	157,110

Total Romania			$9,799,322

Russia — 8.6%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	630,000	$21,892,193
Russia Foreign Bond, 7.85%, 3/10/18(4)	RUB	250,000	8,687,378
Russia Government Bond, 7.00%, 6/3/15	RUB	242,513	7,996,462
Russia Government Bond, 7.10%, 3/13/14	RUB	491,802	15,999,643
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000	2,273,725
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	3,524,882

Security	Principal Amount (000’s omitted)		Value

Russia (continued)
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	$5,225,387
Russia Government Bond, 8.15%, 2/3/27	RUB	130,080	4,737,892

Total Russia			$70,337,562

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	646	$633,803

Total Rwanda			$633,803

Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000	$2,292,352
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400	7,577,899
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900	855,014
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880	262,821
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	557,065
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,304,648
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,134,022

Total Serbia			$13,983,821

Slovenia — 0.3%
Republic of Slovenia, 4.125%, 1/26/20	EUR	826	$1,025,253
Republic of Slovenia, 4.375%, 1/18/21(4)	EUR	1,252	1,559,241

Total Slovenia			$2,584,494

South Africa — 5.8%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$6,144,752
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	5,326,464
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600	2,123,156
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400	3,872,543
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500	3,907,468
Republic of South Africa, 7.75%, 2/28/23	ZAR	41,488	5,127,886
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430	2,386,366
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990	3,534,973
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356	4,504,440
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005	10,672,701

Total South Africa			$47,600,749

Sri Lanka — 0.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,140	$1,211,250
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	390	425,100
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950	1,035,500
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	49,400	378,136
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	26,130	177,341
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	162,870	1,293,126

Total Sri Lanka			$4,520,453

16	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Thailand — 3.6%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041	$4,120,691
Kingdom of Thailand, 3.25%, 6/16/17	THB	134,760	4,646,621
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	2,207,280
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600	1,582,343
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371	2,293,126
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000	1,146,765
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409	9,621,148
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,889,229

Total Thailand			$29,507,203

Turkey — 11.1%
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300	$13,991,736
Turkey Government Bond, 0.00%, 9/11/13	TRY	7,970	4,376,981
Turkey Government Bond, 0.00%, 4/9/14	TRY	1,374	731,126
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	11,479	7,776,352
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615	8,840,733
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	3,103,667
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255	8,269,819
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,090	1,415,289
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800	14,523,609
Turkey Government Bond, 10.50%, 1/15/20	TRY	23,798	16,540,275
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891	10,715,639
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330	770,439

Total Turkey			$91,055,665

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 2/27/14(3)	UYU	2,070	$107,502
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	5,713	290,838
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	438,813

Total Uruguay			$837,153

Total Foreign Government Bonds (identified cost $605,654,217)			$621,511,691

Common Stocks — 0.4%

Security		Shares	Value

France — 0.1%
Sanofi		5,178	$559,822
Total SA		9,108	458,470

Total France			$1,018,292

Security	Shares	Value

Germany — 0.2%
Deutsche EuroShop AG	17,807	$763,569
Deutsche Wohnen AG	37,261	657,121
GSW Immobilien AG	16,881	677,832

Total Germany		$2,098,522

Luxembourg — 0.1%
GAGFAH SA(5)	55,977	$723,186

Total Luxembourg		$723,186

Total Common Stocks (identified cost $3,290,299)		$3,840,000

Precious Metals — 0.9%

Description	Troy Ounces	Value
Platinum(5)	4,784	$7,200,380

Total Precious Metals (identified cost $8,395,923)		$7,200,380

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Citibank NA	COP	3,390,172	COP	1,757.00	2/18/14	$6,888
Colombian Peso	Citibank NA	COP	3,260,210	COP	1,757.00	2/18/14	6,624
Colombian Peso	Citibank NA	COP	2,931,987	COP	1,757.00	2/18/14	5,957
Colombian Peso	Citibank NA	COP	2,184,500	COP	1,757.00	2/18/14	4,438
Colombian Peso	Citibank NA	COP	1,346,297	COP	1,757.00	2/18/14	2,735
Colombian Peso	JPMorgan Chase Bank	COP	1,292,350	COP	1,757.00	2/18/14	2,626
Colombian Peso	JPMorgan Chase Bank	COP	1,105,529	COP	1,757.00	2/18/14	2,246
Colombian Peso	JPMorgan Chase Bank	COP	797,200	COP	1,757.00	2/18/14	1,620
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	153,000	INR	54.00	8/12/13	40,514
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	123,000	INR	54.00	8/12/13	32,570

17	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	204,774	INR	52.00	5/6/13	$289
Indian Rupee	Bank of America	INR	186,766	INR	52.00	5/6/13	263
Indian Rupee	Bank of America	INR	187,000	INR	55.00	7/1/13	83,384
Indian Rupee	Bank of America	INR	155,000	INR	54.00	8/12/13	41,044
Indian Rupee	Bank of America	INR	173,000	INR	55.00	8/16/13	76,797
Indian Rupee	Barclays Bank PLC	INR	205,061	INR	52.00	5/6/13	289
Indian Rupee	Barclays Bank PLC	INR	153,000	INR	54.00	8/12/13	40,514
Indian Rupee	Deutsche Bank	INR	161,200	INR	51.00	5/8/13	114
Indian Rupee	Deutsche Bank	INR	150,000	INR	54.00	8/12/13	39,720
Indian Rupee	Goldman Sachs International	INR	187,000	INR	51.00	5/8/13	132
Indian Rupee	Goldman Sachs International	INR	154,000	INR	55.00	7/1/13	68,669
Indian Rupee	Goldman Sachs International	INR	100,000	INR	54.00	8/12/13	26,480
Indian Rupee	Goldman Sachs International	INR	110,000	INR	55.00	8/19/13	49,339
Indian Rupee	HSBC Bank USA	INR	190,800	INR	53.00	7/3/13	21,454
Indian Rupee	JPMorgan Chase Bank	INR	159,000	INR	53.00	7/3/13	17,879
Indian Rupee	JPMorgan Chase Bank	INR	108,000	INR	54.00	8/12/13	28,598
Indian Rupee	JPMorgan Chase Bank	INR	105,000	INR	54.00	8/12/13	27,804
Indian Rupee	Standard Chartered Bank	INR	165,900	INR	52.00	5/6/13	234
Indian Rupee	Standard Chartered Bank	INR	106,000	INR	53.00	7/3/13	11,919

Total Currency Call Options Purchased (identified cost $840,260)							$641,140

Currency Put Options Purchased — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

British Pound Sterling	Bank of America	GBP 9,107	GBP 1.35	3/13/14	$40,374
British Pound Sterling	Citibank NA	GBP 6,711	GBP 1.40	3/13/14	52,758
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP 4,336	GBP 1.35	3/13/14	19,223
Yuan Offshore Renminbi	Barclays Bank PLC	CNH 21,665	CNH 6.50	5/20/13	49
Yuan Offshore Renminbi	Citibank NA	CNH 20,488	CNH 6.50	5/20/13	46
Yuan Offshore Renminbi	HSBC Bank USA	CNH 23,153	CNH 6.50	5/20/13	53
Yuan Offshore Renminbi	Standard Chartered Bank	CNH 19,403	CNH 6.50	5/20/13	44

Total Currency Put Options Purchased (identified cost $466,096)					$112,547

Put Options Purchased — 0.0%(2)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

Brent Crude Oil Future 9/2013	Not Applicable	83	USD 95.00	8/12/13	$185,090

Total Put Options Purchased (identified cost $587,640)					$185,090

Short-Term Investments — 20.9%

Foreign Government Securities — 8.6%

Security		Principal Amount (000’s omitted)	Value

Bosnia and Herzegovina — 0.0%(2)
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/13	BAM	6	$4,215

Total Bosnia and Herzegovina			$4,215

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	570	$344,304
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	300	179,874

Total Georgia			$524,178

18	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.5%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	81,700	$871,987
Kenya Treasury Bill, 0.00%, 4/21/14	KES	319,800	3,406,015

Total Kenya			$4,278,002

Lebanon — 0.1%
Lebanon Treasury Bill, 0.00%, 7/11/13	LBP	345,950	$228,191
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	355,850	231,662
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	351,630	222,606

Total Lebanon			$682,459

Nigeria — 2.9%
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	196,178	$1,238,887
Nigeria Treasury Bill, 0.00%, 5/16/13	NGN	50,000	314,856
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	128,000	804,752
Nigeria Treasury Bill, 0.00%, 6/6/13	NGN	826,334	5,172,061
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	1,633,000	9,905,230
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	238,987	1,431,144
Nigeria Treasury Bill, 0.00%, 1/9/14	NGN	405,000	2,356,096
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	479,183	2,741,019

Total Nigeria			$23,964,045

Philippines — 0.9%
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	29,680	$721,082
Philippine Treasury Bill, 0.00%, 5/8/13	PHP	68,140	1,655,406
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	41,940	1,018,838
Philippine Treasury Bill, 0.00%, 6/5/13	PHP	61,640	1,497,164
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	58,940	1,431,383
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	22,810	553,908
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	20,500	497,691

Total Philippines			$7,375,472

Romania — 0.3%
Romania Treasury Bill, 0.00%, 1/15/14	RON	6,900	$2,031,186

Total Romania			$2,031,186

Serbia — 1.5%
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	117,950	$1,396,749
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	19,800	233,217
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	630,700	7,400,508
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	44,700	508,277
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	129,310	1,430,380
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	121,360	1,328,983

Total Serbia			$12,298,114

Security		Principal Amount (000’s omitted)	Value

Singapore — 0.0%(2)
Monetary Authority of Singapore Bill, 0.00%, 6/28/13	SGD	400	$324,649

Total Singapore			$324,649

South Korea — 0.1%
Korea Monetary Stabilization Bond, 0.00%, 5/7/13	KRW	660,690	$599,710
Korea Monetary Stabilization Bond, 0.00%, 5/28/13	KRW	542,710	491,904

Total South Korea			$1,091,614

Sri Lanka — 1.9%
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	586,380	$4,485,267
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	57,530	435,548
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	185,450	1,391,717
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	240,170	1,775,901
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	623,900	4,512,380
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	169,860	1,225,784
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	151,860	1,088,666
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	52,140	372,180

Total Sri Lanka			$15,287,443

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 5/31/13(3)	UYU	11,371	$598,506
Monetary Regulation Bill, 0.00%, 7/5/13(3)	UYU	19,475	1,023,250
Monetary Regulation Bill, 0.00%, 4/16/14(3)	UYU	17,408	901,967

Total Uruguay			$2,523,723

Total Foreign Government Securities (identified cost $69,276,879)			$70,385,100

U.S. Treasury Obligations — 2.2%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/20/13(6)		$17,904	$17,903,445

Total U.S. Treasury Obligations (identified cost $17,902,570)			$17,903,445

19	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 4.4%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 3/22/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 811,848 collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,096,695.	EUR	812	$1,069,940
Dated 3/22/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,134,302 collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,475,444.	EUR	1,135	1,494,903
Dated 3/22/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,195,345 collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,547,808.	EUR	1,196	1,575,353
Dated 4/23/13 with a maturity date of 6/14/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 6,152,226 collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $8,110,199.	EUR	6,153	8,103,190
Barclays Bank PLC:
Dated 4/9/13 with a maturity date of 5/13/13, an interest rate of 0.20% and repurchase proceeds of USD 926,920 collateralized by USD 903,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $935,122.	USD	927	926,760
Dated 4/12/13 with a maturity date of 5/16/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 944,013 collateralized by USD 720,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $910,898.	USD	944	944,289
Dated 4/17/13 with a maturity date of 6/21/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 2,699,290 collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,638,749.	EUR	2,700	3,555,424
Citibank NA:
Dated 3/25/13 with a maturity date of 5/28/13, an interest rate of 0.13% payable by the Portfolio and repurchase proceeds of EUR 5,435,729 collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $7,539,160.	EUR	5,437	7,160,163

Description		Principal Amount (000’s omitted)	Value

Citibank NA: (continued)
Dated 4/24/13 with a maturity date of 5/29/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 738,364 collateralized by USD 730,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $753,449.	USD	739	$738,611
Nomura International PLC:
Dated 3/5/13 with a maturity date of 5/7/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 957,819, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,289,898.	EUR	958	1,261,611
Dated 3/8/13 with a maturity date of 6/11/13, an interest rate of 0.02% payable by the Portfolio and repurchase proceeds of EUR 3,664,542, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,954,672.	EUR	3,665	4,826,261
Dated 3/11/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 892,670 collateralized by USD 703,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $884,200.	USD	892	891,896
Dated 4/3/13 with a maturity date of 7/5/13, an interest rate of 0.25% and repurchase proceeds of USD 1,131,955 collateralized by USD 660,000 Qatar Government International Bond 9.75%, due 6/15/30 and a market value, including accrued interest, of $1,172,710.	USD	1,131	1,131,240
Dated 4/18/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 391,314 collateralized by USD 340,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $393,593.	USD	391	391,197
Dated 4/24/13 with a maturity date of 6/28/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 1,519,201, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,000,521.	EUR	1,519	2,000,813

Total Repurchase Agreements (identified cost $35,601,042)			$36,071,651

20	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 5.7%
Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)	$46,374	$46,374,334

Total Other (identified cost $46,374,334)		$46,374,334

Total Short-Term Investments (identified cost $169,154,825)		$170,734,530

Total Investments — 98.4% (identified cost $788,389,260)		$804,225,378

Currency Call Options Written — (0.0)%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Bank of America	INR	186,766	INR	52.00	5/6/13	$(263)
Indian Rupee	Bank of America	INR	208,818	INR	54.00	8/12/13	(55,295)
Indian Rupee	Barclays Bank PLC	INR	205,061	INR	52.00	5/6/13	(289)
Indian Rupee	Citibank NA	INR	165,900	INR	52.00	5/6/13	(234)
Indian Rupee	Citibank NA	INR	198,558	INR	54.00	8/12/13	(52,578)
Indian Rupee	Deutsche Bank	INR	204,774	INR	52.00	5/6/13	(289)
Indian Rupee	Deutsche Bank	INR	106,752	INR	54.00	8/12/13	(28,268)
Indian Rupee	Goldman Sachs International	INR	173,000	INR	55.00	8/16/13	(77,453)
Indian Rupee	HSBC Bank USA	INR	216,702	INR	54.00	8/12/13	(57,382)
Indian Rupee	JPMorgan Chase Bank	INR	110,000	INR	55.00	8/19/13	(49,339)
Indian Rupee	Nomura International PLC	INR	216,702	INR	54.00	8/12/13	(57,382)
Indian Rupee	Standard Chartered Bank	INR	99,468	INR	54.00	8/12/13	(26,339)

Total Currency Call Options Written (premiums received $1,067,885)							$(405,111)

Currency Put Options Written — (0.0)%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	110,500	INR	65.00	7/1/13	$(154)
Indian Rupee	Goldman Sachs International	INR	91,000	INR	65.00	7/1/13	(127)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	HSBC Bank USA	INR	115,200	INR	64.00	7/3/13	$(171)
Indian Rupee	JPMorgan Chase Bank	INR	96,000	INR	64.00	7/3/13	(143)
Indian Rupee	Standard Chartered Bank	INR	64,000	INR	64.00	7/3/13	(95)

Total Currency Put Options Written (premiums received $197,404)							$(690)

Other Assets, Less Liabilities — 1.6%							$11,192,074

Net Assets — 100.0%							$815,011,651

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNH	–	Yuan Offshore Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

21	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $29,086,366 or 3.6% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $21,895,911 or 2.7% of the Portfolio’s net assets.

(5)	Non-income producing.

(6)	Security (or portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

Securities Sold Short — (4.3)%

Foreign Government Bonds — (4.3)%

Security	Principal Amount (000’s omitted)		Value

Belgium — (0.6)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,863,038)

Total Belgium			$(4,863,038)

Dominican Republic — (0.2)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(730)	$(751,900)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(720)	(909,000)

Total Dominican Republic			$(1,660,900)

France — (2.5)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(8,105,774)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,269,039)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(10,992,457)

Total France			$(20,367,270)

Germany — (0.2)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,999,872)

Total Germany			$(1,999,872)

Security	Principal Amount (000’s omitted)		Value

Qatar — (0.3)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(340)	$(389,300)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(703)	(881,386)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(903)	(926,749)

Total Qatar			$(2,197,435)

Supranational — (0.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700)	$(1,086,990)
European Investment Bank, 4.25%, 4/15/19	EUR	(980)	(1,545,404)
European Investment Bank, 4.625%, 4/15/20	EUR	(900)	(1,473,041)

Total Supranational			$(4,105,435)

Total Foreign Government Bonds (proceeds $32,656,226)			$(35,193,950)

Total Securities Sold Short (proceeds $32,656,226)			$(35,193,950)

EUR	–	Euro
USD	–	United States Dollar

22	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $733,619,003)	$750,650,664
Affiliated investment, at value (identified cost, $46,374,334)	46,374,334
Precious metals, at value (identified cost, $8,395,923)	7,200,380
Total Investments, at value (identified cost, $788,389,260)	$804,225,378
Cash	$1,360,027
Restricted cash*	6,970,000
Deposit at broker for open derivative contracts	66,775
Foreign currency, at value (identified cost, $10,679,091)	10,714,601
Interest and dividends receivable	11,197,844
Interest receivable from affiliated investment	3,693
Receivable for investments sold	1,790,438
Receivable for variation margin on open swap contracts	13,547
Receivable for open forward foreign currency exchange contracts	5,145,029
Receivable for closed forward foreign currency exchange contracts	255,010
Receivable for open swap contracts	20,453,468
Receivable for closed swap contracts	14,428
Receivable for closed options	5,996
Premium receivable for open swap contracts	256,757
Premium paid on open swap contracts	5,341,183
Tax reclaims receivable	1,899
Total assets	$867,816,073

Liabilities
Cash collateral due to brokers	$6,970,000
Written options outstanding, at value (premiums received, $1,265,289)	405,801
Payable for investments purchased	1,018,099
Payable for variation margin on open futures contracts	1,172
Payable for open forward foreign currency exchange contracts	2,206,414
Payable for closed forward foreign currency exchange contracts	385,295
Payable for open swap contracts	2,660,478
Premium payable on open swap contracts	26,927
Premium received on open swap contracts	1,060,589
Payable for securities sold short, at value (proceeds, $32,656,226)	35,193,950
Payable to affiliates:
Investment adviser fee	431,190
Trustees’ fees	2,499
Interest payable	334,350
Accrued foreign capital gains taxes	1,900,010
Accrued expenses	207,648
Total liabilities	$52,804,422
Net Assets applicable to investors’ interest in Portfolio	$815,011,651

Sources of Net Assets
Investors’ capital	$781,405,649
Net unrealized appreciation	33,606,002
Total	$815,011,651

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

23	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $612,732)	$25,147,281
Dividends (net of foreign taxes, $3,745)	7,207
Interest allocated from affiliated investment	17,258
Expenses allocated from affiliated investment	(1,676)
Total investment income	$25,170,070

Expenses
Investment adviser fee	$2,563,748
Trustees’ fees and expenses	15,745
Custodian fee	620,431
Legal and accounting services	64,731
Interest expense	26,153
Interest expense on securities sold short	519,849
Miscellaneous	30,041
Total expenses	$3,840,698
Deduct —
Reduction of custodian fee	$676
Total expense reductions	$676

Net expenses	$3,840,022

Net investment income	$21,330,048

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,876,682)
Investment transactions allocated from affiliated investment	535
Securities sold short	(1,061,820)
Futures contracts	(146,059)
Swap contracts	(3,469,245)
Forward commodity contracts	58,391
Foreign currency and forward foreign currency exchange contract transactions	5,881,884
Net realized loss	$(2,612,996)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,900,010 and including net decrease of $308,536 from precious metals)	$18,654,802
Written options	219,307
Securities sold short	(1,049,233)
Futures contracts	589,478
Swap contracts	9,157,410
Foreign currency and forward foreign currency exchange contracts	5,779,816
Net change in unrealized appreciation (depreciation)	$33,351,580

Net realized and unrealized gain	$30,738,584

Net increase in net assets from operations	$52,068,632

24	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$21,330,048	$42,190,632
Net realized loss from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(2,612,996)	(1,666,412)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	33,351,580	12,081,830
Net increase in net assets from operations	$52,068,632	$52,606,050
Capital transactions —
Contributions	$88,658,265	$100,744,364
Withdrawals	(100,808,122)	(181,643,952)
Net decrease in net assets from capital transactions	$(12,149,857)	$(80,899,588)

Net increase (decrease) in net assets	$39,918,775	$(28,293,538)

Net Assets
At beginning of period	$775,092,876	$803,386,414
At end of period	$815,011,651	$775,092,876

25	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012		2011		2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)(3)	0.97	%(2)	0.92	%(2)	0.93%	0.91%	0.96%
Net investment income	5.40	%(3)	5.53%		4.90%		5.30%	5.70%	5.51%
Portfolio Turnover	14	%(4)	24%		16%		17%	26%	38%

Total Return	6.76	%(4)	7.78%		0.13%		19.03%	30.48%	(13.13)%

Net assets, end of period (000’s omitted)	$815,012		$775,093		$803,386		$400,648	$116,040	$60,837

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expenses, primarily on securities sold short, of 0.14%, 0.15% and 0.08% for the six months ended April 30, 2013, and the years ended October 31, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not annualized.

26	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 85.5%, 10.8%, 1.9% and 1.7%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $38,346,815 or 4.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

27

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes an the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

28

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the

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Notes to Consolidated Financial Statements (Unaudited) — continued

occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

S  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the

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Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $2,563,748 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $87,041,137 and $89,310,438, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$798,899,065

Gross unrealized appreciation	$31,307,291
Gross unrealized depreciation	(25,980,978)

Net unrealized appreciation	$5,326,313

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2013 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 3,533,000	United States Dollar 3,657,220	JPMorgan Chase Bank	$(5,442)
5/1/13	British Pound Sterling 2,729,000	United States Dollar 4,228,471	Credit Suisse International	(10,621)
5/2/13	Euro 1,866,000	United States Dollar 2,443,527	Credit Suisse International	(13,903)
5/2/13	Philippine Peso 29,680,000	United States Dollar 721,755	Standard Chartered Bank	666
5/7/13	Indonesian Rupiah 9,448,460,000	United States Dollar 967,882	Deutsche Bank	(3,503)

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Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/7/13	Indonesian Rupiah 24,704,000,000	United States Dollar 2,531,926	Nomura International PLC	(7,862)
5/7/13	New Taiwan Dollar 129,278,000	United States Dollar 4,354,407	Credit Suisse International	(27,016)
5/13/13	Japanese Yen 439,298,000	United States Dollar 4,701,442	Goldman Sachs International	$194,897
5/13/13	Japanese Yen 226,321,000	United States Dollar 2,306,436	Goldman Sachs International	(15,282)
5/13/13	Japanese Yen 189,995,000	United States Dollar 1,917,466	Goldman Sachs International	(31,600)
5/13/13	Japanese Yen 659,000,000	United States Dollar 6,621,419	Toronto-Dominion Bank	(138,943)
5/20/13	Australian Dollar 3,987,000	United States Dollar 4,094,569	JPMorgan Chase Bank	(33,142)
5/20/13	Euro 23,274,094	United States Dollar 31,065,098	Australia and New Zealand Banking Group Limited	410,950
5/20/13	Euro 16,662,985	United States Dollar 22,244,502	Bank of America	297,800
5/20/13	Euro 473,531	United States Dollar 619,524	Bank of America	(4,161)
5/20/13	Euro 473,772	United States Dollar 615,761	Bank of America	(8,240)
5/20/13	Peruvian New Sol 3,781,570	United States Dollar 1,434,859	Bank of America	5,821
5/22/13	Chilean Peso 265,070,000	United States Dollar 554,192	Bank of Nova Scotia	(7,115)
5/23/13	Chilean Peso 173,542,000	United States Dollar 361,697	Deutsche Bank	(5,740)
5/23/13	Chilean Peso 249,846,000	United States Dollar 520,892	HSBC Bank USA	(8,101)
5/23/13	Chilean Peso 255,897,000	United States Dollar 533,508	Standard Chartered Bank	(8,297)
6/4/13	Euro 2,360,000	United States Dollar 3,084,886	Goldman Sachs International	(23,752)
6/7/13	South African Rand 14,795,700	United States Dollar 1,637,834	Bank of America	(3,227)
6/10/13	British Pound Sterling 2,729,000	United States Dollar 4,228,858	Goldman Sachs International	(9,161)
6/10/13	Euro 7,226,688	United States Dollar 9,393,719	Bank of America	(125,805)
6/10/13	Euro 318,792	United States Dollar 414,705	Goldman Sachs International	(5,231)
6/10/13	Euro 1,866,000	United States Dollar 2,445,113	Goldman Sachs International	(12,919)
6/14/13	New Taiwan Dollar 20,443,000	United States Dollar 690,502	Deutsche Bank	(3,434)
6/17/13	Hungarian Forint 496,400,000	United States Dollar 2,137,720	Bank of America	(36,024)

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Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

6/21/13	Euro 8,429,378	United States Dollar 10,859,989	State Street Bank and Trust Co.	(244,641)
6/28/13	New Zealand Dollar 2,130,559	United States Dollar 1,772,625	Bank of America	$(46,515)
6/28/13	New Zealand Dollar 18,366,587	United States Dollar 15,292,571	Goldman Sachs International	(389,417)
6/28/13	New Zealand Dollar 2,846,358	United States Dollar 2,365,807	Standard Chartered Bank	(64,505)
7/15/13	Hungarian Forint 1,689,403,916	Euro 5,619,358	Credit Suisse International	24,525
7/15/13	Hungarian Forint 1,204,295,000	Euro 4,004,705	JPMorgan Chase Bank	16,079
7/15/13	Hungarian Forint 350,504,410	Euro 1,165,008	Standard Chartered Bank	3,965
3/21/14	Croatian Kuna 2,148,000	Euro 278,889	Citibank NA	(2,424)
4/2/14	Croatian Kuna 3,078,000	Euro 401,644	Citibank NA	(387)
4/3/14	Croatian Kuna 1,906,000	Euro 247,661	Citibank NA	(1,604)
4/3/14	Croatian Kuna 3,629,000	Euro 471,238	Citibank NA	(3,459)

				$(346,770)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 3,533,000	United States Dollar 3,651,907	BNP Paribas	$10,755
5/1/13	British Pound Sterling 2,729,000	United States Dollar 4,229,950	Goldman Sachs International	9,142
5/2/13	Euro 1,866,000	United States Dollar 2,444,460	Goldman Sachs International	12,970
5/2/13	Euro 256,214	United States Dollar 333,774	Goldman Sachs International	3,647
5/2/13	Kenyan Shilling 481,740,000	United States Dollar 5,750,060	Standard Chartered Bank	(1,372)
5/7/13	Indonesian Rupiah 22,718,366,000	United States Dollar 2,333,679	Bank of America	1,968
5/7/13	Indonesian Rupiah 11,434,094	United States Dollar 1,173,932	Citibank NA	1,593
5/7/13	Malaysian Ringgit 4,053,000	United States Dollar 1,302,545	Credit Suisse International	29,300
5/13/13	Hong Kong Dollar 103,484,981	United States Dollar 13,345,668	HSBC Bank USA	(9,512)

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Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
5/13/13	South Korean Won 4,953,000,000	United States Dollar 4,344,241	Deutsche Bank	$152,644
5/13/13	Swedish Krona 49,826,800	Euro 5,768,460	Credit Suisse International	89,113
5/15/13	Indian Rupee 305,179,000	United States Dollar 5,563,985	Deutsche Bank	100,591
5/15/13	Malaysian Ringgit 850,000	United States Dollar 279,578	Bank of America	(380)
5/15/13	Polish Zloty 59,671,232	Euro 14,455,415	HSBC Bank USA	(166,911)
5/17/13	Thai Baht 553,855,000	United States Dollar 19,052,460	Citibank NA	(197,138)
5/17/13	Thai Baht 86,178,000	United States Dollar 2,965,724	Deutsche Bank	(31,898)
5/20/13	Colombian Peso 817,315,000	United States Dollar 451,805	Bank of America	(4,535)
5/20/13	Colombian Peso 942,150,000	United States Dollar 521,389	Bank of America	(5,804)
5/20/13	Colombian Peso 979,432,000	United States Dollar 543,224	Bank of America	(7,237)
5/20/13	Colombian Peso 904,247,000	United States Dollar 502,778	Bank of America	(7,936)
5/20/13	Colombian Peso 1,178,600,000	United States Dollar 647,188	State Street Bank and Trust Co.	(2,207)
5/20/13	Euro 4,198,692	United States Dollar 5,463,553	Goldman Sachs International	66,514
5/20/13	Malaysian Ringgit 6,866,000	United States Dollar 2,212,769	Standard Chartered Bank	41,896
5/20/13	Peruvian New Sol 2,600,000	United States Dollar 1,001,734	Bank of Nova Scotia	(19,206)
5/20/13	South Korean Won 2,199,658,000	United States Dollar 1,972,575	Barclays Bank PLC	24,356
5/20/13	South Korean Won 2,887,426,000	United States Dollar 2,648,164	JPMorgan Chase Bank	(26,852)
5/20/13	Thai Baht 251,158,000	United States Dollar 8,657,635	Nomura International PLC	(108,759)
5/21/13	Russian Ruble 264,394,000	United States Dollar 8,653,052	Nomura International PLC	(181,572)
5/22/13	Indian Rupee 135,460,000	United States Dollar 2,458,528	Deutsche Bank	55,810
5/22/13	Indian Rupee 83,645,977	United States Dollar 1,544,358	JPMorgan Chase Bank	8,236
5/22/13	Indian Rupee 133,624,000	United States Dollar 2,426,087	Nomura International PLC	54,173
5/22/13	Indian Rupee 95,298,000	United States Dollar 1,729,923	Standard Chartered Bank	38,949
5/22/13	Indian Rupee 83,139,023	United States Dollar 1,535,281	Standard Chartered Bank	7,902

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Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
5/22/13	Malaysian Ringgit 184,941,000	United States Dollar 59,413,069	Standard Chartered Bank	$1,311,634
5/22/13	Mexican Peso 647,636,389	United States Dollar 52,545,284	Standard Chartered Bank	707,923
5/22/13	Yuan Offshore Renminbi 9,687,000	United States Dollar 1,546,456	Australia and New Zealand Banking Group Limited	24,197
5/22/13	Yuan Offshore Renminbi 10,902,000	United States Dollar 1,740,560	Standard Chartered Bank	27,093
5/23/13	Serbian Dinar 283,305,206	Euro 2,510,903	Deutsche Bank	50,706
5/24/13	South Korean Won 2,199,516,000	United States Dollar 2,018,368	Credit Suisse International	(21,659)
5/29/13	Peruvian New Sol 1,181,570	United States Dollar 448,840	Deutsche Bank	(2,619)
5/31/13	Yuan Renminbi 6,708,955	United States Dollar 1,075,687	Credit Suisse International	4,474
5/31/13	Yuan Renminbi 5,386,022	United States Dollar 863,574	JPMorgan Chase Bank	3,592
5/31/13	Yuan Renminbi 5,386,022	United States Dollar 863,615	Standard Chartered Bank	3,551
6/3/13	Yuan Offshore Renminbi 16,946,000	United States Dollar 2,723,124	HSBC Bank USA	23,369
6/5/13	Philippine Peso 29,680,000	United States Dollar 721,404	Bank of America	(28)
6/7/13	South African Rand 69,751,603	United States Dollar 7,544,058	Credit Suisse International	192,421
6/7/13	South African Rand 5,636,522	United States Dollar 602,634	JPMorgan Chase Bank	22,539
6/7/13	South African Rand 41,419,000	United States Dollar 4,516,745	Standard Bank	77,232
6/7/13	South African Rand 85,036,586	United States Dollar 9,267,182	Standard Chartered Bank	164,627
6/7/13	South African Rand 10,516,000	United States Dollar 1,127,141	Standard Chartered Bank	39,238
6/7/13	South African Rand 2,940,000	United States Dollar 314,203	Standard Chartered Bank	11,886
6/7/13	South African Rand 2,183,978	United States Dollar 233,773	Standard Chartered Bank	8,462
6/10/13	South Korean Won 4,700,793,000	United States Dollar 4,178,854	Toronto-Dominion Bank	86,870
6/13/13	Serbian Dinar 591,757,000	Euro 5,272,717	Citibank NA	31,787
6/14/13	Russian Ruble 62,500,000	United States Dollar 1,949,470	Bank of America	44,796
6/14/13	Russian Ruble 21,550,000	United States Dollar 683,097	Bank of America	4,526
6/14/13	Russian Ruble 20,650,000	United States Dollar 654,828	Citibank NA	4,077

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Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
6/17/13	Hungarian Forint 265,581,048	United States Dollar 1,182,264	Goldman Sachs International	$(19,281)
6/24/13	Polish Zloty 166,452,909	United States Dollar 52,583,449	Bank of America	(90,035)
6/24/13	Singapore Dollar 9,540,000	United States Dollar 7,623,157	JPMorgan Chase Bank	122,430
6/24/13	Yuan Offshore Renminbi 17,725,000	United States Dollar 2,861,456	Deutsche Bank	9,036
6/24/13	Yuan Offshore Renminbi 17,928,000	United States Dollar 2,893,993	Nomura International PLC	9,373
6/24/13	Yuan Offshore Renminbi 17,558,000	United States Dollar 2,835,136	Standard Chartered Bank	8,310
7/2/13	Brazilian Real 33,516,800	United States Dollar 16,460,967	BNP Paribas	165,461
7/2/13	Brazilian Real 41,853,700	United States Dollar 20,544,416	State Street Bank and Trust Co.	217,636
7/18/13	Yuan Offshore Renminbi 4,276,000	United States Dollar 688,334	JPMorgan Chase Bank	3,506
7/18/13	Yuan Offshore Renminbi 4,276,000	United States Dollar 688,334	Standard Chartered Bank	3,506
7/22/13	Yuan Offshore Renminbi 11,233,000	United States Dollar 1,811,482	BNP Paribas	5,688
7/22/13	Yuan Offshore Renminbi 11,795,000	United States Dollar 1,901,837	Deutsche Bank	6,249
7/31/13	Indian Rupee 142,095,000	United States Dollar 2,580,566	Deutsche Bank	32,624
7/31/13	Norwegian Krone 44,765,882	Euro 5,846,743	HSBC Bank USA	32,782
9/16/13	Russian Ruble 31,308,000	United States Dollar 978,681	HSBC Bank USA	5,296
9/16/13	Russian Ruble 10,892,000	United States Dollar 340,535	JPMorgan Chase Bank	1,789
12/16/13	Russian Ruble 23,397,000	United States Dollar 722,241	Credit Suisse International	2,933
12/16/13	Russian Ruble 18,943,000	United States Dollar 585,157	Goldman Sachs International	1,968
2/6/14	Nigerian Naira 349,400,000	United States Dollar 2,043,275	Deutsche Bank	5,668
4/11/14	Kenyan Shilling 21,468,000	United States Dollar 232,968	Standard Chartered Bank	1,512

				$3,285,385

36

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

5/13	79 CAC 40 Index	Short	$(3,779,220)	$(3,952,965)	$(173,745)
6/13	71 Euro-Bobl	Short	(11,765,543)	(11,849,696)	(84,153)
6/13	9 Euro-Bund	Short	(1,733,579)	(1,737,347)	(3,768)
6/13	11 Euro-Schatz	Short	(1,602,958)	(1,604,375)	(1,417)
6/13	35 Gold	Short	(5,628,000)	(5,152,350)	475,650
6/13	8 Japan 10-Year Bond	Short	(11,887,260)	(11,860,696)	26,564
6/13	16 Nikkei 225 Index	Long	2,002,826	2,278,094	275,268
6/13	1 U.S. 10-Year Deliverable Interest Rate Swap	Short	(101,047)	(100,985)	62
7/13	22 Platinum	Long	1,744,399	1,657,920	(86,479)

					$427,982

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

37

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	CLP	1,352,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19%	4/23/18	$13,705
Bank of America	CLP	317,999	Pays	6-month Sinacofi Chile Interbank Rate	2.13	4/23/18	0
Bank of America	CLP	317,999	Receives	6-month Sinacofi Chile Interbank Rate	4.86	4/23/18	(1,079)
Bank of America	CLP	1,352,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(16,607)
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	212,907
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	179,458
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	41,141
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(11,355)
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	47,846
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	79,905
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	78,714
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	62,962
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(54,670)
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(52,061)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	178,958
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	571,636
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	238,929
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	585,176
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	10,851
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	75,788
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	170,400
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	158,481
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	145,532
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	241,797
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	294,581
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	102,133
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	59,442
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	69,630
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	118,679
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(93,649)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	65,938
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	135,054
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	72,646
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(2,850)
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	494,968
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	99,348
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(41,376)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	10,526
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(6,639)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	248,483
Citibank NA	MXN	50,000	Pays	Mexico Interbank TIIE 28 Day	9.08	8/6/13	61,360
Citibank NA	MXN	48,000	Pays	Mexico Interbank TIIE 28 Day	6.86	11/10/20	499,577

38

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72%	5/7/22	$112,420
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	78,912
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	63,492
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	46,529
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	36,549
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	21,611
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	17,234
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	50,922
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(44,629)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	36,905
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	155,598
Credit Suisse International	MXN	45,000	Pays	Mexico Interbank TIIE 28 Day	5.84	10/1/15	140,451
Credit Suisse International	MXN	41,500	Pays	Mexico Interbank TIIE 28 Day	6.36	10/23/20	318,546
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	70,286
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	46,241
Deutsche Bank	BRL	19,700	Pays	Brazil CETIP Interbank Deposit Rate	10.02	7/1/15	609,148
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	432,552
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	237,074
Deutsche Bank	NZD	1,038	Pays	3-month NZD Bank Bill	4.14	2/25/23	27,730
Deutsche Bank	NZD	796	Pays	3-month NZD Bank Bill	4.13	2/25/23	20,689
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	32,417
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	86,328
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	46,862
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	142,953
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	73,748
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	54,573
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	41,270
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	12,931
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(11,690)
Deutsche Bank	PLN	13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	687,672
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	28,219
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	808,066
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	741,505
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07	7/7/21	427,140
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	556,568
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	324,427
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(4,485)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	16,506
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	124,113
JPMorgan Chase Bank	BRL	41,183	Pays	Brazil CETIP Interbank Deposit Rate	9.63	1/2/14	709,468
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	166,077
JPMorgan Chase Bank	MXN	1,901,300	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(615,240)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	9,561

39

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44%	4/8/19	$96,214
JPMorgan Chase Bank	NZD	2,982	Pays	3-month NZD Bank Bill	4.14	2/25/23	80,745
JPMorgan Chase Bank	NZD	1,312	Pays	3-month NZD Bank Bill	4.13	2/25/23	34,101
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	158,991
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	127,738
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	32,217
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	583,398
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	401,883
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	887,751
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(1,893)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	378,359
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	87,191
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	610,068
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	956,018
Nomura International PLC	BRL	9,479	Pays	Brazil CETIP Interbank Deposit Rate	8.09	1/4/16	(39,412)
Nomura International PLC	BRL	6,759	Pays	Brazil CETIP Interbank Deposit Rate	9.18	1/5/21	(50,362)
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	809,440
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	281,422
Standard Bank	ZAR	32,700	Pays	3-month JIBAR	7.12	6/27/22	193,254

							$17,710,637

BRL	–	Brazilian Real
CLP	–	Chilean Peso
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
THB	–	Thai Baht
ZAR	–	South African Rand

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$1,590	5.00	%(1)	6/20/18	3.63%	$107,286	$(47,813)	$59,473
Markit CDX North America High Yield Index	ICE Clear Credit	1,437	5.00	(1)	6/20/18	3.63	96,962	(42,365)	54,597

Total		$3,027					$204,248	$(90,178)	$114,070

40

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$775	1.00	%(1)	12/20/15	0.93%	$2,273	$3,298	$5,571
South Africa	Bank of America	525	1.00	(1)	12/20/15	0.93	1,539	2,342	3,881
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.39	(40,493)	74,835	34,342
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.39	(14,328)	13,808	(520)
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.39	(10,590)	9,097	(1,493)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.39	(47,346)	34,352	(12,994)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.93	2,200	3,714	5,914
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.93	1,657	2,822	4,479
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.39	(7,009)	10,047	3,038
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.39	(6,712)	8,973	2,261
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.39	(11,681)	17,353	5,672
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.39	(17,755)	22,316	4,561
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.93	2,463	9,338	11,801
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.93	2,317	4,301	6,618
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.93	2,273	3,876	6,149
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.39	(20,246)	40,541	20,295
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	0.85	2,342	5,698	8,040
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	0.93	1,789	3,047	4,836
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.39	(31,148)	57,565	26,417
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.39	(12,616)	25,896	13,280
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.93	2,405	4,464	6,869
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.93	2,391	4,272	6,663
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.39	(7,943)	15,490	7,547
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.85	7,024	10,411	17,435
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.39	(6,229)	6,858	629
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.39	(77,872)	67,045	(10,827)
Turkey	Bank of America	8,090	1.00	(1)	12/20/17	1.31	(18,901)	178,224	159,323

Total		$37,386					$(300,196)	$639,983	$339,787

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Austria	Barclays Bank PLC	$ 300	0.44%		12/20/13	$(918)	$—	$(918)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(2,776)	—	(2,776)
Brazil	Bank of America	1,760	1.00	(1)	12/20/20	43,604	(42,859)	745
Brazil	Bank of America	120	1.00	(1)	12/20/20	2,973	(3,197)	(224)
Brazil	Bank of America	387	1.00	(1)	12/20/20	9,588	(10,777)	(1,189)
Brazil	Bank of America	883	1.00	(1)	12/20/20	21,877	(25,140)	(3,263)
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(11,628)	—	(11,628)
Brazil	Goldman Sachs International	691	1.00	(1)	9/20/22	26,450	(58,512)	(32,062)

41

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

China	Bank of America	$ 1,000	1.00	%(1)	3/20/17	$(19,519)	$(23,214)	$(42,733)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(32,166)	(34,815)	(66,981)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(13,722)	(14,114)	(27,836)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(27,190)	(27,967)	(55,157)
Colombia	Bank of America	950	1.00	(1)	9/20/21	9,445	(35,793)	(26,348)
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	5,714	(21,315)	(15,601)
Colombia	Citibank NA	500	1.00	(1)	6/20/22	7,142	(36,153)	(29,011)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	5,714	(24,312)	(18,598)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	(22,141)	(38,317)	(60,458)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	7,357	(27,391)	(20,034)
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	7,142	(36,153)	(29,011)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	(12,091)	(21,217)	(33,308)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	20,877	(75,990)	(55,113)
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	10,935	(41,444)	(30,509)
Croatia	BNP Paribas	1,670	1.00	(1)	12/20/17	122,452	(104,364)	18,088
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	109,986	(92,619)	17,367
Croatia	Citibank NA	470	1.00	(1)	6/20/18	40,491	(45,504)	(5,013)
Croatia	Citibank NA	680	1.00	(1)	6/20/18	58,582	(65,004)	(6,422)
Croatia	Goldman Sachs International	371	1.00	(1)	12/20/17	27,205	(22,969)	4,236
Croatia	HSBC Bank USA	357	1.00	(1)	3/20/18	28,462	(32,190)	(3,728)
Croatia	JPMorgan Chase Bank	355	1.00	(1)	6/20/18	30,584	(34,398)	(3,814)
Croatia	Morgan Stanley & Co. International PLC	310	1.00	(1)	12/20/17	22,732	(18,566)	4,166
Croatia	Morgan Stanley & Co. International PLC	327	1.00	(1)	3/20/18	26,070	(29,769)	(3,699)
Croatia	Morgan Stanley & Co. International PLC	340	1.00	(1)	6/20/18	29,291	(31,490)	(2,199)
Croatia	Nomura International PLC	160	1.00	(1)	3/20/18	12,756	(10,399)	2,357
Egypt	Bank of America	550	1.00	(1)	9/20/15	51,496	(12,581)	38,915
Egypt	Citibank NA	650	1.00	(1)	12/20/15	67,826	(23,077)	44,749
Egypt	Citibank NA	100	1.00	(1)	6/20/20	26,451	(7,915)	18,536
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	113,218	(38,524)	74,694
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	39,131	(12,473)	26,658
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	20,636	(4,307)	16,329
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	11,704	(3,669)	8,035
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	146,088	(37,292)	108,796
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	97,044	(30,036)	67,008
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	26,451	(7,963)	18,488
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	13,225	(3,976)	9,249
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	31,947	(25,992)	5,955
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	29,046	(70,001)	(40,955)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	29,045	(69,186)	(40,141)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	3,940	(5,045)	(1,105)
Lebanon	Citibank NA	250	3.30		9/20/14	(5,117)	—	(5,117)

42

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Citibank NA	$100	1.00	%(1)	12/20/14	$1,970	$(2,522)	$(552)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	2,956	(3,708)	(752)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	3,940	(5,121)	(1,181)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	2,532	(2,677)	(145)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	7,593	(7,983)	(390)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	48,024	(44,962)	3,062
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	16,809	(15,702)	1,107
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	40,339	(39,588)	751
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	2,531	(2,471)	60
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	54,747	(53,225)	1,522
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	41,540	(40,552)	988
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	149,143	(165,223)	(16,080)
Mexico	Bank of America	300	1.00	(1)	6/20/22	3,926	(17,750)	(13,824)
Mexico	Bank of America	680	1.00	(1)	6/20/22	8,900	(45,713)	(36,813)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	3,926	(17,967)	(14,041)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	4,581	(23,276)	(18,695)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	6,282	(34,501)	(28,219)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	9,161	(43,568)	(34,407)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	5,235	(23,959)	(18,724)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	6,544	(36,118)	(29,574)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(12,303)	(8,011)	(20,314)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,871)	—	(2,871)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(2,154)	(1,556)	(3,710)
Philippines	Citibank NA	200	1.84		12/20/14	(5,707)	—	(5,707)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(2,276)	(1,785)	(4,061)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(10,284)	(7,423)	(17,707)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(2,154)	(1,556)	(3,710)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(88,248)	(49,384)	(137,632)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	8,491	(39,829)	(31,338)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	15,578	(103,590)	(88,012)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	5,614	(39,793)	(34,179)
Russia	Citibank NA	730	1.00	(1)	9/20/17	5,123	(22,292)	(17,169)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	9,333	(62,573)	(53,240)
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	26,780	(28,770)	(1,990)
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	2,948	(12,995)	(10,047)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	6,315	(27,492)	(21,177)
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	3,368	(15,044)	(11,676)
South Africa	Bank of America	300	1.00	(1)	12/20/19	14,936	(9,239)	5,697
South Africa	Bank of America	775	1.00	(1)	12/20/20	49,769	(22,808)	26,961
South Africa	Bank of America	525	1.00	(1)	12/20/20	33,715	(16,948)	16,767
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	266,305	(202,236)	64,069
South Africa	Bank of America	920	1.00	(1)	9/20/22	80,592	(67,781)	12,811
South Africa	Bank of America	680	1.00	(1)	9/20/22	59,569	(47,834)	11,735

43

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$ 2,600	1.00	%(1)	9/20/22	$227,761	$(241,012)	$(13,251)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	14,935	(10,679)	4,256
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,338	(2,752)	2,586
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	48,164	(23,308)	24,856
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	36,283	(16,566)	19,717
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	43,800	(39,795)	4,005
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	37,755	(36,792)	963
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/22	99,864	(91,762)	8,102
South Africa	BNP Paribas	500	1.00	(1)	9/20/22	43,801	(40,888)	2,913
South Africa	Citibank NA	150	1.00	(1)	12/20/19	7,468	(6,071)	1,397
South Africa	Citibank NA	100	1.00	(1)	3/20/20	5,338	(4,295)	1,043
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,338	(3,018)	2,320
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,339	(3,672)	1,667
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	49,769	(24,250)	25,519
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	50,732	(25,976)	24,756
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	53,943	(33,947)	19,996
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	113,881	(125,130)	(11,249)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	30,321	(21,012)	9,309
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	39,173	(18,640)	20,533
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	70,956	(74,943)	(3,987)
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	175,201	(184,252)	(9,051)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	52,338	(25,407)	26,931
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	52,659	(25,977)	26,682
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	44,676	(45,729)	(1,053)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,978	(4,220)	758
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,979	(5,065)	(86)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,339	(2,965)	2,374
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,338	(3,071)	2,267
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,339	(4,244)	1,095
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	438,001	(363,908)	74,093
South Africa	Nomura International PLC	400	1.00	(1)	9/20/22	35,040	(31,586)	3,454
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	17,202	(12,043)	5,159
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	74,356	(54,435)	19,921
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	73,293	(54,667)	18,626
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	31,866	(23,414)	8,452
Spain	Citibank NA	300	1.00	(1)	3/20/20	28,670	(5,664)	23,006
Spain	Citibank NA	300	1.00	(1)	3/20/20	28,670	(11,665)	17,005
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,670	(5,349)	23,321
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,670	(11,665)	17,005
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	54,832	(27,813)	27,019
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	346,816	(221,844)	124,972
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	71,169	(53,083)	18,086
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	19,881	(14,215)	5,666
Thailand	Barclays Bank PLC	400	0.97		9/20/19	879	—	879

44

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Thailand	Citibank NA	$ 400	0.86%		12/20/14	$(4,344)	$—	$(4,344)
Thailand	Citibank NA	200	0.95		9/20/19	688	—	688
Thailand	Goldman Sachs International	1,500	1.00	(1)	3/20/16	(25,712)	(7,221)	(32,933)
Thailand	JPMorgan Chase Bank	200	0.87		12/20/14	(2,207)	—	(2,207)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	34,439	(28,238)	6,201
Tunisia	Citibank NA	400	1.00	(1)	9/20/17	39,359	(33,820)	5,539
Tunisia	Deutsche Bank	600	1.00	(1)	6/20/17	54,713	(39,317)	15,396
Tunisia	Deutsche Bank	460	1.00	(1)	6/20/17	41,948	(31,818)	10,130
Tunisia	Goldman Sachs International	400	1.00	(1)	9/20/17	39,359	(28,487)	10,872
Tunisia	Goldman Sachs International	320	1.00	(1)	9/20/17	31,487	(23,987)	7,500
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	29,520	(23,657)	5,863
Tunisia	JPMorgan Chase Bank	410	1.00	(1)	9/20/17	40,343	(33,917)	6,426
Tunisia	Nomura International PLC	500	1.00	(1)	12/20/17	52,694	(47,475)	5,219
Uruguay	Citibank NA	100	1.00	(1)	6/20/20	3,748	(5,448)	(1,700)
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	3,749	(5,321)	(1,572)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 920	1.00	(1)	6/20/18	25,314	(51,996)	(26,682)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 1,590	5.00	(1)	6/20/18	(276,102)	176,660	(99,442)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR 1,555	5.00	(1)	6/20/18	(270,148)	243,946	(26,202)

						$4,568,196	$(4,830,399)	$(262,203)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $40,413,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

45

Emerging Markets Local Income Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 2,350,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50bp on $290,020 (Notional Amount) plus Notional Amount at termination date	12/5/13	$4,769

				$4,769

GTQ	–	Guatemalan Quetzal

Written options activity for the six months ended April 30, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received

Outstanding, beginning of period	INR 1,806,700	$1,163,340
Options written	762,501	101,949

Outstanding, end of period	INR 2,569,201	$1,265,289

INR	–	Indian Rupee

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts, over-the-counter options and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $5,657,988. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $893,972 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, swap contracts (other than centrally cleared swaps) and over-the- counter options, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $26,627,618, with the highest amount from any one counterparty being $3,858,550. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to

46

Emerging Markets Local Income Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $4,921,406 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2013. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$—	$753,687	$—	$185,090
Net unrealized appreciation*	114,070	275,268	—	26,626	475,650
Receivable for open forward foreign currency exchange contracts	—	—	5,145,029	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	5,540,825	—	4,769	18,758,634	—

Total Asset Derivatives	$5,654,895	$275,268	$5,903,485	$18,785,260	$660,740

Written options outstanding, at value	$—	$—	$(405,801)	$—	$—
Net unrealized appreciation*	—	(173,745)	—	(89,338)	(86,479)
Payable for open forward foreign currency exchange contracts	—	—	(2,206,414)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(1,182,647)	—	—	(1,047,997)	—

Total Liability Derivatives	$(1,182,647)	$(173,745)	$(2,612,215)	$(1,137,335)	$(86,479)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swaps contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable. In addition, the upfront payments paid on centrally cleared swaps are reported within the Consolidated Statement of Assets and Liabilities as Premium paid on open swap contracts.

47

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Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$(165,765)	$—	$—	$—
Futures contracts	—	221,311	—	(513,180)	145,810
Swap contracts	(4,339,797)	(581)	—	871,133	—
Forward commodity contracts	—	—	—	—	58,391

Foreign currency and forward foreign currency exchange contract transactions	—	—	5,626,721	—	—

Total	$(4,339,797)	$54,965	$5,626,721	$357,953	$204,201

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(622,662)	$—	$(395,910)
Written options	—	—	219,307	—	—
Futures contracts	—	48,581	—	52,440	488,457
Swap contracts	1,497,863	—	4,769	7,654,778	—

Foreign currency and forward foreign currency exchange contracts	—	—	5,772,708	—	—

Total	$1,497,863	$48,581	$5,374,122	$7,707,218	$92,547

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $33,596,000, $818,000, $676,631,000 and $586,007,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $85,887,000, 182 contracts and 83 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

48

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$621,511,691	$—	$621,511,691
Common Stocks	—	3,840,000 *	—	3,840,000
Precious Metals	7,200,380	—	—	7,200,380
Currency Call Options Purchased	—	641,140	—	641,140
Currency Put Options Purchased	—	112,547	—	112,547
Put Options Purchased	185,090	—	—	185,090
Short-Term Investments —
Foreign Government Securities	—	70,385,100	—	70,385,100
U.S. Treasury Obligations	—	17,903,445	—	17,903,445
Repurchase Agreements	—	36,071,651	—	36,071,651
Other	—	46,374,334	—	46,374,334

Total Investments	$7,385,470	$796,839,908	$—	$804,225,378

Forward Foreign Currency Exchange Contracts	$—	$5,145,029	$—	$5,145,029
Swap Contracts	—	24,418,298	—	24,418,298
Futures Contracts	777,544	—	—	777,544

Total	$8,163,014	$826,403,235	$—	$834,566,249

Liability Description

Securities Sold Short	$—	$(35,193,950)	$—	$(35,193,950)
Forward Foreign Currency Exchange Contracts	—	(2,206,414)	—	(2,206,414)
Swap Contracts	—	(2,230,644)	—	(2,230,644)
Futures Contracts	(349,562)	—	—	(349,562)
Currency Call Options Written	—	(405,111)	—	(405,111)
Currency Put Options Written	—	(690)	—	(690)

Total	$(349,562)	$(40,036,809)	$—	$(40,386,371)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

49

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

50

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and research processes and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

51

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

52

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

53

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

54

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040-6/13	EMISRC

Eaton Vance

Floating-Rate Advantage Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Floating-Rate Advantage Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	47

Officers and Trustees	50

Important Notices	51

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	4.21%	8.21%	7.24%	5.48%
Class A at NAV	03/17/2008	08/04/1989	4.21	8.21	7.24	5.48
Class A with 2.25% Maximum Sales Charge	—	—	1.90	5.79	6.75	5.24
Class B at NAV	08/04/1989	08/04/1989	4.03	7.83	6.90	5.32
Class B with 3% Maximum Sales Charge	—	—	1.03	4.83	6.90	5.32
Class C at NAV	03/15/2008	08/04/1989	3.96	7.68	6.72	5.22
Class C with 1% Maximum Sales Charge	—	—	2.96	6.68	6.72	5.22
Class I at NAV	03/15/2008	08/04/1989	4.34	8.49	7.50	5.61
S&P/LSTA Leveraged Loan Index	—	—	3.85%	7.76%	6.73%	5.66%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
Gross		1.42%	1.42%	1.79%	1.92%	1.11%
Net		1.01	1.01	1.38	1.51	0.70

% Total Leverage[4]
Borrowings						11.47%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Fund Profile5

Top 10 Issuers (% of total investments)6

Alliance Boots Holdings Limited	1.1%
HJ Heinz Co.	1.1
UPC Financing Partnership	1.1
Aramark Corporation	1.1
SunGard Data Systems, Inc.	1.0
Asurion LLC	1.0
Virgin Media Investment Holdings Limited	0.9
FMG America Finance, Inc.	0.9
Intelsat Jackson Holdings Ltd.	0.8
NBTY, Inc.	0.8
Total	9.8%

Top 10 Sectors (% of total investments)6

Health Care	11.1%
Business Equipment and Services	8.9
Electronics/Electrical	6.7
Cable and Satellite Television	5.2
Food Products	4.9
Food Service	4.8
Telecommunications	4.4
Retailers (Except Food and Drug)	4.1
Automotive	4.1
Financial Intermediaries	3.9
Total	58.1%

Credit Quality (% of loan holdings)7

*	Amount is less than 0.05%.

3

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of each class is linked to the performance of Eaton Vance Prime Rate Reserves, which is the predecessor to the operations of the Fund. Linked performance is adjusted for any applicable sales or withdrawal charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked.

[3]	Total Annual Fund Operating Expense ratio is as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense on borrowings.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings if Fund asset values decline.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.
[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,042.10	$6.18	1.22%
Class A	$1,000.00	$1,042.10	$6.18	1.22%
Class B	$1,000.00	$1,040.30	$7.94	1.57%
Class C	$1,000.00	$1,039.60	$8.65	1.71%
Class I	$1,000.00	$1,043.40	$4.91	0.97%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,018.70	$6.11	1.22%
Class A	$1,000.00	$1,018.70	$6.11	1.22%
Class B	$1,000.00	$1,017.00	$7.85	1.57%
Class C	$1,000.00	$1,016.30	$8.55	1.71%
Class I	$1,000.00	$1,020.00	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Senior Debt Portfolio, at value (identified cost, $4,851,025,314)	$4,907,922,307
Receivable for Fund shares sold	42,429,230
Total assets	$4,950,351,537

Liabilities
Payable for Fund shares redeemed	$9,053,549
Distributions payable	6,294,100
Payable to affiliates:
Distribution and service fees	928,888
Administration fee	388,134
Trustees’ fees	42
Accrued expenses	626,104
Total liabilities	$17,290,817
Net Assets	$4,933,060,720

Sources of Net Assets
Paid-in capital	$5,059,554,489
Accumulated net realized loss from Portfolio	(182,333,577)
Accumulated distributions in excess of net investment income	(1,057,185)
Net unrealized appreciation from Portfolio	56,896,993
Total	$4,933,060,720

Advisers Class Shares
Net Assets	$99,025,450
Shares Outstanding	8,802,283
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.25

Class A Shares
Net Assets	$1,443,703,717
Shares Outstanding	128,288,187
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.25
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$11.51

Class B Shares
Net Assets	$46,418,755
Shares Outstanding	4,115,905
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.28

Class C Shares
Net Assets	$1,003,262,617
Shares Outstanding	89,318,353
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.23

Class I Shares
Net Assets	$2,340,650,181
Shares Outstanding	208,007,820
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.25

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest allocated from Portfolio	$114,680,770
Dividends allocated from Portfolio	485,184
Expenses allocated from Portfolio	(14,634,886)
Total investment income from Portfolio	$100,531,068

Expenses
Administration fee	$1,894,989
Distribution and service fees
Advisers Class	97,182
Class A	1,433,373
Class B	151,961
Class C	3,161,188
Trustees’ fees and expenses	250
Custodian fee	19,682
Transfer and dividend disbursing agent fees	1,557,989
Legal and accounting services	29,008
Printing and postage	127,153
Registration fees	141,230
Miscellaneous	13,755
Total expenses	$8,627,760

Net investment income	$91,903,308

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$22,768,185
Swap contracts	(978,494)
Foreign currency and forward foreign currency exchange contract transactions	7,915,092
Net realized gain	$29,704,783
Change in unrealized appreciation (depreciation) —
Investments	$40,107,132
Swap contracts	950,945
Foreign currency and forward foreign currency exchange contracts	(5,247,718)
Net change in unrealized appreciation (depreciation)	$35,810,359

Net realized and unrealized gain	$65,515,142

Net increase in net assets from operations	$157,418,450

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$91,903,308	$112,474,687
Net realized gain from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	29,704,783	12,650,801
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	35,810,359	60,887,636
Net increase in net assets from operations	$157,418,450	$186,013,124
Distributions to shareholders —
From net investment income
Advisers Class	$(1,890,953)	$(2,943,542)
Class A	(27,796,537)	(40,003,002)
Class B	(1,155,772)	(3,327,747)
Class C	(18,386,992)	(31,438,127)
Class I	(42,575,210)	(34,476,653)
Total distributions to shareholders	$(91,805,464)	$(112,189,071)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$43,106,963	$26,774,803
Class A	564,100,569	325,046,238
Class B	737,597	2,604,861
Class C	279,407,619	162,277,993
Class I	1,231,122,182	1,403,333,687
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	1,508,565	2,146,009
Class A	23,610,982	31,653,808
Class B	814,598	2,242,809
Class C	15,016,160	25,526,730
Class I	14,505,531	7,947,038
Cost of shares redeemed
Advisers Class	(12,199,865)	(19,460,563)
Class A	(130,192,792)	(152,177,434)
Class B	(4,164,274)	(11,903,420)
Class C	(54,552,380)	(93,162,413)
Class I	(253,533,830)	(282,575,092)
Net asset value of shares exchanged
Class A	7,105,252	24,688,811
Class B	(7,105,252)	(24,688,811)
Net increase in net assets from Fund share transactions	$1,719,287,625	$1,430,275,054

Net increase in net assets	$1,784,900,611	$1,504,099,107

Net Assets
At beginning of period	$3,148,160,109	$1,644,061,002
At end of period	$4,933,060,720	$3,148,160,109

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,057,185)	$(1,155,029)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$11.060		$10.660	$10.690	$9.910	$7.620	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.269		$0.572	$0.526	$0.487	$0.435	$0.395
Net realized and unrealized gain (loss)	0.192		0.396	0.010 (3)	0.834	2.289	(2.405)

Total income (loss) from operations	$0.461		$0.968	$0.536	$1.321	$2.724	$(2.010)

Less Distributions
From net investment income	$(0.271)		$(0.568)	$(0.536)	$(0.541)	$(0.434)	$(0.330)
From net realized gain	—		—	—	—	—	(0.040)
Tax return of capital	—		—	(0.030)	—	—	—

Total distributions	$(0.271)		$(0.568)	$(0.566)	$(0.541)	$(0.434)	$(0.370)

Redemption fees(2)	$—		$—	$0.000 (4)	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$11.250		$11.060	$10.660	$10.690	$9.910	$7.620

Total Return(5)	4.21	%(6)	9.31%	5.07%	13.65%	37.38%	(20.84	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99,025		$65,258	$53,729	$40,841	$34,173	$27,960
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	0.99	%(9)	1.08%	1.10%	1.18%	1.29%	1.17	%(9)
Interest and fee expense(7)	0.23	%(9)	0.34%	0.39%	0.56%	1.32%	0.96	%(9)
Total expenses(7)	1.22	%(9)	1.42%	1.49%	1.74%	2.61%	2.13	%(9)
Net investment income	4.85	%(9)	5.27%	4.86%	4.69%	5.36%	6.25	%(9)
Portfolio Turnover of the Portfolio	21	%(6)	37%	59%	37%	32%	7	%(10)

(1)	Class commenced operations on March 15, 2008.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2008.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$11.060		$10.660	$10.690	$9.910	$7.610	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.268		$0.571	$0.527	$0.488	$0.439	$0.388
Net realized and unrealized gain (loss)	0.192		0.397	0.009 (3)	0.833	2.294	(2.408)

Total income (loss) from operations	$0.460		$0.968	$0.536	$1.321	$2.733	$(2.020)

Less Distributions
From net investment income	$(0.270)		$(0.568)	$(0.536)	$(0.541)	$(0.433)	$(0.330)
Tax return of capital	—		—	(0.030)	—	—	(0.040)

Total distributions	$(0.270)		$(0.568)	$(0.566)	$(0.541)	$(0.433)	$(0.370)

Redemption fees(2)	$—		$—	$0.000 (4)	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$11.250		$11.060	$10.660	$10.690	$9.910	$7.610

Total Return(5)	4.21	%(6)	9.31%	5.07%	13.64%	37.56%	(20.94	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,443,704		$959,179	$702,127	$556,631	$528,054	$444,144
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	0.99	%(9)	1.08%	1.10%	1.18%	1.29%	1.16	%(9)
Interest and fee expense(7)	0.23	%(9)	0.34%	0.39%	0.56%	1.32%	0.97	%(9)
Total expenses(7)	1.22	%(9)	1.42%	1.49%	1.74%	2.61%	2.13	%(9)
Net investment income	4.84	%(9)	5.26%	4.88%	4.71%	5.42%	6.23	%(9)
Portfolio Turnover of the Portfolio	21	%(6)	37%	59%	37%	32%	7	%(10)

(1)	Class commenced operations on March 17, 2008.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2008.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Financial Highlights — continued

	Class B(1)
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$11.090		$10.680	$10.710	$9.930	$7.630	$11.180

Income (Loss) From Operations
Net investment income(2)	$0.254		$0.532	$0.489	$0.452	$0.426	$0.662
Net realized and unrealized gain (loss)	0.188		0.410	0.009 (3)	0.834	2.279	(3.601)

Total income (loss) from operations	$0.442		$0.942	$0.498	$1.286	$2.705	$(2.939)

Less Distributions
From net investment income	$(0.252)		$(0.532)	$(0.500)	$(0.506)	$(0.405)	$(0.545)
Tax return of capital	—		—	(0.028)	—	—	(0.066)

Total distributions	$(0.252)		$(0.532)	$(0.528)	$(0.506)	$(0.405)	$(0.611)

Redemption fees(2)	$—		$—	$0.000 (4)	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$11.280		$11.090	$10.680	$10.710	$9.930	$7.630

Total Return(5)	4.03	%(6)	9.03%	4.70%	13.23%	36.99%	(27.45)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,419		$55,277	$84,483	$101,395	$121,236	$151,321
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	1.34	%(9)	1.45%	1.45%	1.53%	1.64%	1.51%
Interest and fee expense(7)	0.23	%(9)	0.34%	0.39%	0.56%	1.32%	1.02%
Total expenses(7)	1.57	%(9)	1.79%	1.84%	2.09%	2.96%	2.53%
Net investment income	4.58	%(9)	4.90%	4.52%	4.36%	5.34%	6.37%
Portfolio Turnover of the Portfolio	21	%(6)	37%	59%	37%	32%	7%

(1)	Information prior to the close of business on March 14, 2008 reflects the historical financial results of Eaton Vance Prime Rate Reserves prior to its reorganization.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$11.040		$10.640	$10.680	$9.900	$7.620	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.241		$0.516	$0.472	$0.435	$0.399	$0.362
Net realized and unrealized gain (loss)	0.192		0.399	0.004 (3)	0.840	2.280	(2.400)

Total income (loss) from operations	$0.433		$0.915	$0.476	$1.275	$2.679	$(2.038)

Less Distributions
From net investment income	$(0.243)		$(0.515)	$(0.489)	$(0.495)	$(0.399)	$(0.305)
Tax return of capital	—		—	(0.027)	—	—	(0.037)

Total distributions	$(0.243)		$(0.515)	$(0.516)	$(0.495)	$(0.399)	$(0.342)

Redemption fees(2)	$—		$—	$0.000 (4)	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$11.230		$11.040	$10.640	$10.680	$9.900	$7.620

Total Return(5)	3.96	%(6)	8.80%	4.50%	13.16%	36.67%	(21.06	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,003,263		$748,843	$629,929	$583,683	$550,652	$484,551
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	1.48	%(9)	1.58%	1.60%	1.68%	1.79%	1.68	%(9)
Interest and fee expense(7)	0.23	%(9)	0.34%	0.39%	0.56%	1.32%	0.96	%(9)
Total expenses(7)	1.71	%(9)	1.92%	1.99%	2.24%	3.11%	2.64	%(9)
Net investment income	4.36	%(9)	4.76%	4.37%	4.21%	4.95%	5.74	%(9)
Portfolio Turnover of the Portfolio	21	%(6)	37%	59%	37%	32%	7	%(10)

(1)	Class commenced operations on March 15, 2008.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2008.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$11.060		$10.660	$10.690	$9.910	$7.620	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.281		$0.605	$0.554	$0.513	$0.461	$0.412
Net realized and unrealized gain (loss)	0.193		0.391	0.008 (3)	0.833	2.282	(2.407)

Total income (loss) from operations	$0.474		$0.996	$0.562	$1.346	$2.743	$(1.995)

Less Distributions
From net investment income	$(0.284)		$(0.596)	$(0.561)	$(0.566)	$(0.453)	$(0.344)
Tax return of capital	—		—	(0.031)	—	—	(0.041)

Total distributions	$(0.284)		$(0.596)	$(0.592)	$(0.566)	$(0.453)	$(0.385)

Redemption fees(2)	$—		$—	$0.000 (4)	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$11.250		$11.060	$10.660	$10.690	$9.910	$7.620

Total Return(5)	4.34	%(6)	9.59%	5.33%	13.91%	37.70%	(20.71	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,340,650		$1,319,604	$173,792	$62,755	$24,688	$13,515
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	0.74	%(9)	0.77%	0.85%	0.93%	1.04%	0.92	%(9)
Interest and fee expense(7)	0.23	%(9)	0.34%	0.39%	0.56%	1.32%	0.96	%(9)
Total expenses(7)	0.97	%(9)	1.11%	1.24%	1.49%	2.36%	1.88	%(9)
Net investment income	5.07	%(9)	5.54%	5.12%	4.94%	5.65%	6.51	%(9)
Portfolio Turnover of the Portfolio	21	%(6)	37%	59%	37%	32%	7	%(10)

(1)	Class commenced operations on March 15, 2008.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2008.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.8% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $214,956,373 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2015 ($10,899,103), October 31, 2016 ($124,652,882), October 31, 2017 ($50,458,629), October 31, 2018 ($28,308,325) and October 31, 2019 ($637,434). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

H  Redemption Fees — Upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee.
I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $1,894,989. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $172,320 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $197,095 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $97,182 for Advisers Class shares and $1,433,373 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $50,654 and $632,238 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $101,307 and $2,528,950 for Class B and Class C shares, respectively.

15

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $75,000, $6,000 and $42,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,660,919,494 and $60,603,193, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	3,861,530	2,461,777
Issued to shareholders electing to receive payments of distributions in Fund shares	135,068	197,436
Redemptions	(1,093,972)	(1,800,758)

Net increase	2,902,626	858,455

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	50,514,101	29,710,614
Issued to shareholders electing to receive payments of distributions in Fund shares	2,113,426	2,910,716
Redemptions	(11,664,022)	(14,064,087)
Exchange from Class B shares	636,681	2,273,423

Net increase	41,600,186	20,830,666

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	65,925	240,092
Issued to shareholders electing to receive payments of distributions in Fund shares	72,832	206,347
Redemptions	(372,977)	(1,100,412)
Exchange to Class A shares	(634,922)	(2,268,145)

Net decrease	(869,142)	(2,922,118)

16

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	25,064,736	14,884,086
Issued to shareholders electing to receive payments of distributions in Fund shares	1,347,125	2,353,297
Redemptions	(4,898,957)	(8,618,302)

Net increase	21,512,904	8,619,081

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	110,223,078	128,216,381
Issued to shareholders electing to receive payments of distributions in Fund shares	1,296,817	728,632
Redemptions	(22,777,809)	(25,979,282)

Net increase	88,742,086	102,965,731

17

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 116.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.4%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,676	$14,892,725
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	3,012	3,044,392
Term Loan, 6.25%, Maturing November 2, 2018	1,366	1,380,124
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017	1,204	1,229,901
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	11,236	11,268,775
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	5,035	3,927,283
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	13,092	13,310,395
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	38,863	39,217,178
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	2,139	2,152,713
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	27,257	27,692,304
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	1,229	1,239,487

		$119,355,277

Air Transport — 0.0%(2)
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)	2,369	$2,330,221

		$2,330,221

Automotive — 5.1%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 30, 2020	3,525	$3,573,469
Allison Transmission, Inc.
Term Loan, 3.21%, Maturing August 7, 2017	7,236	7,270,955
Term Loan, 4.25%, Maturing August 23, 2019	22,298	22,660,671
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,181	1,198,721
Capital Automotive L.P.
Term Loan, Maturing April 10, 2019(4)	4,750	4,795,272
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	48,207	49,024,032
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014	19,282	18,321,645
Term Loan, 2.14%, Maturing December 28, 2015	16,247	15,437,593

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		34,075	$34,493,714
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		11,782	11,914,670
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		14,464	14,771,105
Term Loan, 6.50%, Maturing December 18, 2018	EUR	2,494	3,308,776
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		2,386	2,394,454
SRAM, LLC
Term Loan, 4.00%, Maturing June 7, 2018		18,675	18,684,431
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		16,378	16,644,418
Tower International Inc.
Term Loan, 5.75%, Maturing April 16, 2020		5,200	5,291,000
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		3,706	3,738,806
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		948	958,459
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		19,943	20,113,100

			$254,595,291

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
Term Loan, Maturing April 25, 2020(4)		5,550	$5,562,721

			$5,562,721

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 20, 2020		10,925	$11,026,242
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		4,475	4,502,038
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		6,377	6,057,960
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		7,361	7,471,321
Realogy Corporation
Term Loan, 6.20%, Maturing October 10, 2013		125	125,283
Term Loan, 4.45%, Maturing October 10, 2016		302	302,271
Term Loan, 4.50%, Maturing March 5, 2020		11,387	11,542,302
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		6,250	6,281,250

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		3,592	$3,628,723
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		4,352	4,286,574
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.20%, Maturing January 8, 2014		4,925	4,981,145

			$60,205,109

Business Equipment and Services — 11.0%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		896	$902,709
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		19,700	20,026,683
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		16,520	16,736,544
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		11,762	11,589,782
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		2,864	2,891,282
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		1,510	1,529,799
Term Loan, 5.00%, Maturing February 21, 2015		16,970	16,884,955
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		3,766	3,822,046
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		5,099	5,201,149
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		4,475	4,486,182
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		703	714,342
Term Loan, 6.25%, Maturing October 23, 2018		2,929	2,976,424
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		13,512	13,680,824
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		2,805	2,843,271
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014		977	982,178
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		22,825	22,930,566
ClientLogic Corporation
Term Loan, 7.03%, Maturing January 30, 2017		3,293	3,268,148
Term Loan, Maturing January 30, 2017(4)	GBP	3,341	4,877,724
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		2,045	2,062,768

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,965	$1,984,776
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		11,970	11,997,435
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		1,767	1,781,895
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016		4,946	4,125,811
Term Loan, 8.25%, Maturing March 29, 2018		9,991	8,673,999
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		12,095	12,200,516
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		3,350	3,366,750
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		15,578	15,817,883
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		1,692	1,721,101
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.75%, Maturing January 21, 2020	EUR	1,000	1,321,889
Term Loan, 4.00%, Maturing February 7, 2020		6,553	6,618,158
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		15,845	16,112,785
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		21,212	21,367,426
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		3,591	3,633,643
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		23,541	23,761,345
Term Loan, 4.25%, Maturing September 1, 2017	EUR	16,275	21,567,081
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		12,323	12,503,690
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		24,309	24,612,938
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		6,675	7,067,156
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		11,264	11,151,046
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		3,521	3,521,218
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		1,314	1,315,280
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,000	1,011,500
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		9,478	9,631,774

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
National CineMedia, LLC
Term Loan, 3.45%, Maturing November 23, 2019		2,425	$2,443,187
Term Loan, Maturing November 26, 2019(4)		2,000	2,000,000
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		3,709	3,759,993
Term Loan, 4.50%, Maturing June 8, 2018		40,658	41,233,584
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		8,383	8,498,140
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		8,304	8,439,089
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,911	1,919,361
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,393	1,403,385
SunGard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 28, 2017		6,702	6,751,102
Term Loan, 4.50%, Maturing January 31, 2020		12,268	12,457,700
Term Loan, 4.00%, Maturing March 8, 2020		42,300	42,894,865
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		4,441	4,496,496
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019		13,851	14,045,306
Travelport LLC
Term Loan, 4.88%, Maturing August 21, 2015	EUR	740	965,149
Term Loan, 5.03%, Maturing August 21, 2015		7,292	7,290,748
Term Loan, 5.53%, Maturing August 21, 2015		1,964	1,963,906
Term Loan, 5.53%, Maturing August 21, 2015		2,507	2,506,438
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		347	350,632
Term Loan, 6.00%, Maturing July 28, 2017		2,266	2,290,379
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		2,325	2,354,063
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018		16,267	16,549,908

			$549,887,902

Cable and Satellite Television — 5.8%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing December 2, 2019		3,532	$3,594,064
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,586	2,603,055
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,290	2,323,843
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		30,394	30,655,206

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Charter Communications Operating, LLC
Term Loan, 3.45%, Maturing September 6, 2016		622	$624,796
Term Loan, 4.00%, Maturing May 15, 2019		10,915	10,957,951
Term Loan, Maturing April 10, 2020(4)		8,625	8,618,040
Term Loan, Maturing January 4, 2021(4)		4,600	4,604,793
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		7,653	7,698,059
CSC Holdings, Inc.
Term Loan, 2.70%, Maturing April 17, 2020		21,400	21,386,625
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018		5,014	5,089,337
Kabel Deutschland GMBH
Term Loan, 3.25%, Maturing February 1, 2019		6,698	6,744,948
Kabel Deutschland GmbH
Term Loan, 2.84%, Maturing April 17, 2020	EUR	4,500	5,953,686
Term Loan, Maturing June 30, 2020(4)	EUR	3,000	3,969,784
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	6,967	9,144,038
Term Loan, 3.00%, Maturing March 4, 2016	EUR	6,967	9,144,038
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		1,842	1,844,631
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,282	3,317,743
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		5,650	5,654,348
Term Loan, 4.50%, Maturing October 23, 2017		2,847	2,867,996
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		4,375	4,424,219
Term Loan, 3.87%, Maturing March 26, 2021	EUR	25,812	34,261,530
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,683,890
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 15, 2020(4)	GBP	12,450	19,584,968
Term Loan, Maturing February 17, 2020(4)		36,725	36,773,771
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		3,267	3,305,181
YPSO Holding SA
Term Loan, Maturing December 31, 2015(4)	EUR	1,672	2,198,839
Term Loan, Maturing December 31, 2015(4)	EUR	3,197	4,205,601
Term Loan, 4.87%, Maturing June 6, 2016	EUR	1,377	1,821,662
Term Loan, 4.87%, Maturing June 6, 2016	EUR	2,009	2,657,552
Term Loan, 4.87%, Maturing June 6, 2016	EUR	6,000	7,937,490

			$290,651,684

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 3.8%
AI Chemical & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	1,775	$2,366,807
Term Loan, 4.50%, Maturing October 3, 2019		1,230	1,247,467
Term Loan, 4.50%, Maturing October 3, 2019		2,370	2,404,283
AZ Chemicals US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		4,958	5,056,864
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		3,631	3,689,936
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		1,993	2,032,886
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,752	6,802,757
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,078	1,092,469
Huntsman International, LLC
Term Loan, 2.74%, Maturing April 19, 2017		3,467	3,490,725
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		35,386	35,895,076
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		6,843	6,907,098
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		255	259,665
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,246	7,346,131
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		19,751	20,007,968
Schoeller Arca Systems Holding B.V.
Term Loan, 4.71%, Maturing November 16, 2015(5)	EUR	289	262,654
Term Loan, 4.71%, Maturing November 16, 2015(5)	EUR	824	748,875
Term Loan, 4.71%, Maturing November 16, 2015(5)	EUR	887	805,863
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,442	1,470,048
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		3,960	4,012,051
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing February 8, 2018		18,050	18,348,962
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020		32,475	32,935,073
Term Loan, 5.25%, Maturing February 3, 2020	EUR	4,000	5,342,115
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		26,562	26,762,928

			$189,288,701

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.2%
Phillips-Van Heusen Corporation
Term Loan, 3.25%, Maturing February 13, 2020		7,250	$7,323,406
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		3,477	3,525,044

			$10,848,450

Conglomerates — 2.0%
ISS Holdings A/S
Term Loan, Maturing March 15, 2018(4)		2,900	$2,932,022
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		3,100	3,115,500
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		27,695	28,012,474
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		4,946	4,989,422
Term Loan, 5.50%, Maturing October 18, 2017		6,364	6,463,917
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		4,807	4,843,097
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,001,251
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		19,027	19,348,398
Term Loan, 5.03%, Maturing December 17, 2019	CAD	9,832	9,808,519
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		19,269	19,581,788

			$102,096,388

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		17,486	$17,603,610
Term Loan, 3.50%, Maturing February 7, 2020		23,583	23,594,419
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		15,835	16,072,842
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		6,205	6,282,553
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		17,298	17,614,750
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		614	624,919
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,032	7,093,391

			$88,886,484

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.7%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	14,763	$14,885,693
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	991	1,008,381
Revlon, Inc.
Term Loan, 4.00%, Maturing November 20, 2017	2,225	2,261,853
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	17,375	17,570,469

		$35,726,396

Drugs — 0.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,475	$2,507,484
Term Loan, 5.50%, Maturing February 10, 2017	8,271	8,350,659
Endo Health Solutions Inc.
Term Loan, 4.00%, Maturing June 18, 2018	229	230,023
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	9,313	9,409,754
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	1,865	1,895,602
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	2,291	2,328,686
Term Loan, 4.25%, Maturing March 15, 2018	5,263	5,349,526
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	4,148	4,215,489

		$34,287,223

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	24,913	$25,249,829
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)	21	21,362
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	2,294	2,325,080

		$27,596,271

Electronics / Electrical — 8.2%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	15,202	$15,444,335
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	8,996	9,148,078
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	19,523	19,810,663

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	1,256	$1,263,548
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	13,318	13,509,105
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	8,853	8,915,517
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	2,654	2,670,444
Dell Inc.
Term Loan, Maturing February 28, 2014(4)	15,025	15,025,000
Term Loan - Second Lien, Maturing February 5, 2021(4)	9,375	9,375,000
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	11,027	10,923,976
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	8,384	8,530,269
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	14,325	14,405,578
Eze Castle Software Inc.
Term Loan, 5.00%, Maturing April 6, 2020	2,600	2,636,834
Term Loan - Second Lien, 8.75%, Maturing February 22, 2021	2,000	2,046,250
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	16,350	16,572,262
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	1,546	1,559,654
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	43,394	44,171,332
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	7,125	7,173,984
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	12,131	12,370,211
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	7,553	7,650,490
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	11,834	12,126,153
Term Loan, 4.75%, Maturing January 11, 2020	16,429	16,853,231
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	10,600	10,692,750
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	21,746	22,285,745
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	2,850	3,028,125
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	738	740,008

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Semtech Corporation
Term Loan, 5.50%, Maturing March 20, 2017	1,064	$1,074,560
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	5,543	5,617,793
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	10,397	10,461,948
Term Loan, 5.00%, Maturing March 10, 2016	900	906,000
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	6,557	6,646,874
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	8,512	8,639,212
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	7,073	7,214,606
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	7,835	7,949,739
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	7,131	7,222,867
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	1,100	1,110,084
Term Loan, 5.00%, Maturing June 7, 2019	8,655	8,730,593
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	8,346	8,471,274
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	4,650	4,731,375
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	2,062	2,071,438
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	17,475	17,649,750
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	7,332	7,423,270
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	3,250	3,315,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	13,344	13,493,768

		$411,658,693

Equipment Leasing — 0.6%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	12,294	$12,417,129
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	4,450	4,494,500
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	14,500	14,645,000

		$31,556,629

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 4.7%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	7,775	$7,906,203
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	7,981	8,080,976
CB Richard Ellis Services, Inc.
Term Loan, 2.95%, Maturing March 29, 2021	1,250	1,259,375
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	15,984	16,044,439
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	10,029	10,128,911
First Data Corporation
Term Loan, 4.20%, Maturing March 24, 2017	6,000	5,998,128
Term Loan, 4.20%, Maturing March 23, 2018	16,755	16,720,663
Term Loan, 4.20%, Maturing September 24, 2018	20,150	20,099,625
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing March 31, 2020	1,150	1,160,781
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.25%, Maturing December 5, 2013	970	931,060
Term Loan, 4.25%, Maturing December 5, 2016	2,768	2,757,943
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	4,449	4,481,960
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	3,971	4,000,782
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,008	4,032,782
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	2,043	2,049,138
Term Loan, 4.00%, Maturing March 29, 2019	8,514	8,596,484
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,931	9,131,621
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 31, 2020	3,868	3,899,919
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 20, 2020	11,502	11,616,753
Nuveen Investments, Inc.
Term Loan, 4.20%, Maturing May 13, 2017	33,237	33,687,334
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	16,275	16,569,984
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016	10,965	10,245,684
RJO Holdings Corp.
Term Loan, 6.20%, Maturing December 10, 2015(5)	23	18,533
Term Loan, 6.95%, Maturing December 10, 2015(5)	711	557,946

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		7,686	$7,774,923
Term Loan, 4.00%, Maturing November 9, 2018		6,030	6,087,891
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		2,494	2,534,273
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		5,736	5,800,151
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		1,238	1,244,075
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		11,081	11,284,524

			$234,702,861

Food Products — 5.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		13,017	$13,220,772
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		1,571	1,555,048
Autobar BV (Acorn 3 BV)
Term Loan, 5.32%, Maturing October 31, 2019	EUR	8,350	10,915,206
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		11,240	11,377,466
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		3,784	3,817,606
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		39,210	39,573,895
Dole Food Company Inc.
Term Loan, Maturing April 1, 2020(4)		21,375	21,548,672
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		4,441	4,485,884
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		3,239	3,279,712
HJ Heinz Co.
Term Loan, Maturing March 27, 2020(4)		64,725	65,394,515
Iglo Foods Midco Limited
Term Loan, 5.12%, Maturing January 31, 2018	EUR	5,500	7,332,261
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		16,336	16,437,659
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,636	5,731,068
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	50,583,917
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		30,800	30,992,377

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017	4,671	$4,714,636

		$290,960,694

Food Service — 5.9%
Aramark Corporation
Term Loan, 3.70%, Maturing July 26, 2016	441	$446,058
Term Loan, 3.70%, Maturing July 26, 2016	918	927,357
Term Loan, 3.70%, Maturing July 26, 2016	42,966	43,381,649
Term Loan, 3.75%, Maturing July 26, 2016	5,581	5,640,206
Term Loan, 4.00%, Maturing September 9, 2019	14,600	14,812,853
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019	1,766	1,788,201
Buffets, Inc.
Term Loan, 0.16%, Maturing April 22, 2015(5)	269	269,284
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019	11,144	11,298,902
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018	3,557	3,601,589
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017	5,001	5,082,663
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020	34,502	34,912,126
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018	19,280	19,581,251
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018	4,764	4,841,254
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019	35,957	36,211,676
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019	3,163	3,226,123
Sagittarius Restaurants, LLC
Term Loan, 7.25%, Maturing October 1, 2018	4,750	4,797,500
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017	4,326	4,377,680
Term Loan, 5.75%, Maturing March 31, 2017	30,908	31,356,547
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020	43,525	43,497,797
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019	24,758	24,935,583

		$294,986,299

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 3.5%
Albertson’s, LLC
Term Loan, 5.75%, Maturing March 21, 2016		16,525	$16,753,508
Alliance Boots Holdings Limited
Term Loan, 3.58%, Maturing July 10, 2017	EUR	4,249	5,608,940
Term Loan, 3.99%, Maturing July 10, 2017	GBP	39,200	60,948,428
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		29,635	29,968,288
Iceland Foods Group Limited
Term Loan, 4.67%, Maturing April 12, 2019	EUR	2,725	3,643,267
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		1,716	1,746,369
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		29,400	29,793,225
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		15,325	15,931,609
Supervalu Inc.
Term Loan, 6.25%, Maturing March 21, 2019		12,775	12,987,921

			$177,381,555

Forest Products — 0.3%
Ranpak Corporation
Term Loan, Maturing April 10, 2019(4)	EUR	3,000	$4,000,237
Term Loan, Maturing April 23, 2019(4)		5,826	5,898,401
SIG Euro Holding AG & Co. KG
Term Loan, 5.00%, Maturing September 28, 2018	EUR	2,736	3,638,038

			$13,536,676

Health Care — 13.2%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		1,238	$1,256,836
Term Loan, 4.25%, Maturing June 30, 2017		2,493	2,532,397
Term Loan, 4.25%, Maturing June 30, 2017		15,723	15,968,741
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,095	7,127,934
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		9,660	9,756,101
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		3,575	3,585,614
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		10,026	10,201,582
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		2,369	2,409,040
Biomet Inc.
Term Loan, 3.97%, Maturing July 25, 2017		36,068	36,586,545

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019	4,714	$4,772,950
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016	7,985	8,060,193
Term Loan, 4.25%, Maturing September 15, 2017	12,301	12,450,645
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	11,286	11,479,120
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017	24,185	24,457,431
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	3,551	3,620,009
CRC Health Corporation
Term Loan, 4.78%, Maturing November 16, 2015	7,503	7,559,192
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	6,493	6,574,170
Term Loan, 4.00%, Maturing November 1, 2019	21,546	21,824,245
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	15,844	16,121,076
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	9,861	9,657,579
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	18,175	18,316,022
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018	31,673	32,132,004
Fresenius US Finance I Inc.
Term Loan, 3.25%, Maturing September 10, 2014	350	351,826
Term Loan, 3.25%, Maturing September 10, 2014	613	615,915
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	20,090	20,364,099
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	3,381	3,415,186
HCA, Inc.
Term Loan, 3.53%, Maturing March 31, 2017	24,936	25,038,592
Term Loan, 2.95%, Maturing May 1, 2018	23,913	24,002,459
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	17,934	18,133,817
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	13,803	14,006,666
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	16,904	17,165,498
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	6,837	6,790,941
Term Loan, 7.75%, Maturing May 15, 2018	6,084	6,053,227

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	3,292	$3,326,725
Term Loan, 5.25%, Maturing June 1, 2018	4,061	4,104,583
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	30,787	31,383,512
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,184	2,240,817
Lifepoint Hospitals, Inc.
Term Loan, 2.70%, Maturing July 24, 2017	4,364	4,401,340
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	2,819	2,849,349
Medpace, Inc.
Term Loan, 5.50%, Maturing June 16, 2017	2,998	3,020,433
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	3,705	3,733,053
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	2,695	2,735,158
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	18,897	19,141,135
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	4,653	4,676,265
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	8,308	8,375,755
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	6,381	6,438,721
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	31,045	31,536,996
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	2,895	2,851,083
Radnet Management, Inc.
Term Loan, 4.26%, Maturing October 10, 2018	13,181	13,300,081
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	7,900	7,988,875
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	4,439	4,494,361
Term Loan, 5.50%, Maturing June 1, 2018	11,518	11,661,423
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	2,557	2,593,451
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	2,200	2,227,500
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	8,670	8,759,095
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	7,040	7,149,529

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		1,521	$1,538,007
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		20,228	20,490,770
Term Loan, 3.50%, Maturing December 11, 2019		18,953	19,192,363
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		5,692	5,774,510
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017		16,506	16,701,637
Term Loan, 4.45%, Maturing April 3, 2017		7,043	7,143,829
Term Loan, 4.62%, Maturing April 3, 2017	EUR	1,227	1,627,991

			$663,845,999

Home Furnishings — 0.6%
Oreck Corporation
Term Loan - Second Lien, 3.78%, Maturing March 19, 2016(5)		237	$217,327
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		18,653	18,938,048
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	1,872	2,370,980
Tempur-Pedic International Inc.
Term Loan, 5.00%, Maturing December 12, 2019		8,504	8,655,163

			$30,181,518

Industrial Equipment — 1.8%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		5,257	$5,322,507
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing February 1, 2020		15,439	15,668,263
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		7,332	7,405,858
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		5,915	5,944,092
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		5,052	5,152,601
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		7,118	7,153,284
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		16,192	16,499,127
Kion Group GMBH
Term Loan, 3.87%, Maturing December 29, 2015(6)	EUR	1,067	1,409,108
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		372	377,819

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Neenah Foundry Company
Term Loan, Maturing October 12, 2016(4)	3,100	$3,084,500
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	4,650	4,723,214
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	8,134	8,175,170
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017	7,129	7,217,330
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	1,469	1,486,269

		$89,619,142

Insurance — 3.9%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	17,681	$17,929,331
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	19,451	19,688,322
Applied Systems, Inc.
Term Loan, 4.25%, Maturing June 8, 2017	7,748	7,835,467
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	61,032	61,893,295
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	6,010	6,115,112
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018	23,392	23,757,872
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	17,082	17,324,191
Cooper Gay Swett & Crawford Ltd.
Term Loan, Maturing April 6, 2020(4)	3,050	3,081,772
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	6,010	6,130,136
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	3,000	3,097,500
Hub International Limited
Term Loan, 3.71%, Maturing June 13, 2017	23,760	24,027,780
Sedgwick CMS Holdings, Inc.
Term Loan, 4.00%, Maturing December 30, 2016	2,978	3,015,617

		$193,896,395

Leisure Goods / Activities / Movies — 3.6%
AMC Entertainment, Inc.
Term Loan, Maturing April 30, 2020(4)	15,775	$15,735,562
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 30, 2019	33,333	33,728,829

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020		10,810	$10,928,922
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020		4,100	4,155,067
Cinemark USA, Inc.
Term Loan, 3.20%, Maturing December 18, 2019		3,616	3,655,489
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016		7,483	7,619,068
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		1,115	1,121,052
Delta 2 (LUX) S.a.r.l.
Term Loan, 6.00%, Maturing April 30, 2019		6,262	6,377,753
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020		5,750	5,821,875
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		3,025	3,041,940
Kasima, LLC
Term Loan, 3.95%, Maturing March 10, 2015		3,820	3,834,551
Term Loan, 5.00%, Maturing March 31, 2017		4,956	4,974,764
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		10,499	10,654,159
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018		895	694,990
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.45%, Maturing July 21, 2017		4,224	4,266,089
Regal Cinemas, Inc.
Term Loan, 2.73%, Maturing August 23, 2017		6,131	6,180,076
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(5)		2,589	2,168,262
Term Loan - Second Lien, 7.20%, Maturing June 21, 2015(5)		2,825	1,504,312
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		17,825	18,008,431
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		4,778	4,856,024
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		8,960	9,102,318
Vue Entertainment Investment Limited
Term Loan, 5.51%, Maturing December 21, 2017	GBP	3,000	4,681,896
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		2,419	2,457,681
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		16,583	16,707,813

			$182,276,923

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 2.3%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,505	$2,552,322
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,700	5,746,698
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		4,256	4,345,546
Term Loan, 5.45%, Maturing January 26, 2018		23,242	21,155,348
Gala Group LTD
Term Loan, 5.50%, Maturing May 25, 2018	GBP	21,725	33,812,803
Las Vegas Sands LLC
Term Loan, 2.70%, Maturing November 23, 2016		1,537	1,542,353
Term Loan, 2.70%, Maturing November 23, 2016		6,086	6,106,457
MGM Resorts International
Term Loan, 3.28%, Maturing December 20, 2017		10,973	11,017,081
Term Loan, 4.25%, Maturing December 20, 2019		16,466	16,746,407
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,511	1,529,751
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		4,480	4,516,148
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 20, 2020		4,200	4,234,755
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		396	400,950

			$113,706,619

Nonferrous Metals / Minerals — 1.2%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		18,841	$19,167,109
Constellium Holdco B.V.
Term Loan, 6.25%, Maturing March 25, 2020		3,075	3,174,937
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		12,868	13,017,254
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		4,628	4,686,103
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		12,024	12,234,057
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016		2,904	2,919,440
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018		5,109	4,891,676
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019		1,250	1,193,750

			$61,284,326

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 3.6%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	386	$390,169
Term Loan, 9.00%, Maturing June 23, 2017	5,064	5,177,812
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	5,192	5,304,759
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	6,038	6,051,293
Term Loan, 4.00%, Maturing April 23, 2020	9,662	9,682,069
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	8,595	8,652,079
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	9,405	9,294,947
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	8,440	8,576,896
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	39,136	39,608,840
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	10,001	10,100,505
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	13,600	13,654,400
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	2,900	2,929,000
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	6,525	6,610,641
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	12,464	12,671,525
Term Loan, 5.00%, Maturing September 25, 2019	1,009	1,025,593
Term Loan, 5.00%, Maturing September 25, 2019	1,652	1,679,081
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(7)	7,500	7,546,875
Term Loan, 5.71%, Maturing November 13, 2018	17,905	18,121,473
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	15,561	15,811,081

		$182,889,038

Publishing — 3.9%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	13,415	$13,411,652
Aster Zweite Beteiligungs GmbH
Term Loan, 5.55%, Maturing December 31, 2014	2,251	2,268,648
Term Loan, 5.55%, Maturing December 31, 2014	3,440	3,453,668
Term Loan, 5.55%, Maturing December 31, 2014	3,518	3,532,250
Term Loan, 7.98%, Maturing June 30, 2016	1,296	1,248,222

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Black Press US Partnership
Term Loan, 2.29%, Maturing August 2, 2013		363	$360,776
Term Loan, 2.29%, Maturing August 2, 2013		597	594,219
Cengage Learning Acquisitions, Inc.
Term Loan, 2.70%, Maturing July 3, 2014		3,028	2,371,265
GateHouse Media Operating, Inc.
Term Loan, 2.20%, Maturing August 28, 2014		2,014	738,285
Term Loan, 2.20%, Maturing August 28, 2014		4,727	1,732,264
Term Loan, 2.45%, Maturing August 28, 2014		4,128	1,512,763
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		31,770	32,271,743
Instant Web, Inc.
Term Loan, 3.57%, Maturing August 7, 2014		401	292,935
Term Loan, 3.57%, Maturing August 7, 2014		3,849	2,810,106
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		22,452	22,732,273
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		2,968	3,023,204
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		38,473	38,842,053
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		4,975	4,967,537
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		213	215,489
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		4,165	4,206,208
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		1,433	1,167,763
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		6,938	6,669,843
Nielsen Finance LLC
Term Loan, 2.95%, Maturing May 2, 2016		16,006	16,230,001
Penton Media, Inc.
Term Loan, 6.00%, Maturing August 1, 2014		1,751	1,697,382
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		805	133,986
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013(5)		884	692,360
Springer Science+Business Media S.A.
Term Loan, 4.20%, Maturing June 17, 2016		2,708	2,713,418
Term Loan, 4.12%, Maturing July 21, 2016	EUR	3,000	3,961,550
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		62	60,867
Term Loan, 8.00%, Maturing September 29, 2014		167	163,402

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Trader Media Corporation Limited
Term Loan, Maturing June 8, 2017(4)	GBP	4,000	$6,153,856
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		14,963	15,164,419

			$195,394,407

Radio and Television — 3.0%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016		10,704	$9,834,725
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		25,542	26,033,127
Entercom Radio, LLC
Term Loan, 5.02%, Maturing November 23, 2018		4,814	4,904,268
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		15,283	15,565,995
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		5,952	6,041,765
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 28, 2017		2,016	2,053,988
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,513	8,598,119
Local TV Finance, LLC
Term Loan, 4.20%, Maturing May 7, 2015		4,712	4,770,923
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		1,961	1,997,914
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		4,639	4,725,836
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		11,975	12,077,290
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,902	4,009,230
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,505	2,530,429
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		3,850	3,881,281
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016	EUR	1,010	1,252,454
Term Loan, 4.12%, Maturing January 29, 2016	EUR	1,010	1,252,455
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020		32,516	32,884,786
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		9,535	9,685,313

			$152,099,898

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 5.1%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,504	$15,733,122
B&M Retail Limited
Term Loan, Maturing February 18, 2019(4)	GBP	2,000	3,075,632
Term Loan, 5.99%, Maturing February 18, 2020	GBP	6,650	10,359,908
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		16,890	17,096,381
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		8,105	8,231,274
Douglas Holding AG
Term Loan, 5.72%, Maturing December 20, 2019	EUR	4,200	5,568,068
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		4,226	4,295,702
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,217	4,259,453
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		3,102	3,149,637
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		20,913	21,144,708
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		18,915	19,135,291
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		17,625	17,820,126
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,111	3,188,391
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		36,250	36,592,671
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		4,065	4,105,461
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		22,337	22,557,605
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		1,995	2,029,863
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		12,260	12,447,704
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		5,112	5,060,868
Term Loan, 4.25%, Maturing August 7, 2019		1,045	1,036,914
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		12,526	12,646,113
Term Loan, 4.46%, Maturing January 31, 2017		10,726	10,824,811
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,315	3,231,025

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	2,640	$3,130,193
Term Loan, 2.83%, Maturing March 8, 2016	EUR	2,640	3,130,193
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	22	22,135
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	154	154,943
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	1,582	1,593,696
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		4,611	4,674,021

			$256,295,909

Steel — 2.3%
Ameriforge Group, Inc.
Term Loan, 6.00%, Maturing December 19, 2019		8,030	$8,160,361
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		2,000	2,065,000
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		11,965	12,229,095
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		52,934	53,879,056
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		4,015	4,063,450
Term Loan, 5.00%, Maturing June 30, 2017	GBP	1,995	3,128,373
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		4,718	4,779,684
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,250	8,193,281
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,747	1,755,507
Waupaca Foundry, Inc.
Term Loan, 4.75%, Maturing June 29, 2017		12,111	12,186,571
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,512	2,550,061

			$112,990,439

Surface Transport — 1.0%
Avis Budget Car Rental, LLC
Term Loan, 3.75%, Maturing March 15, 2019		3,400	$3,453,125
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		9,600	9,528,000
Term Loan, 3.00%, Maturing March 11, 2018		16,367	16,453,584
Term Loan, 3.75%, Maturing March 11, 2018		15,785	15,995,905

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Swift Transportation Co., Inc.
Term Loan, 4.00%, Maturing December 21, 2017		3,178	$3,236,021

			$48,666,635

Telecommunications — 4.9%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.75%, Maturing October 21, 2016		2,566	$2,538,251
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		27,000	27,088,587
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,456	2,480,813
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		13,067	13,152,187
Term Loan, 4.75%, Maturing March 9, 2020		19,475	19,608,891
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		8,339	8,389,421
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		50,994	51,800,910
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	166	252,687
MetroPCS Wireless, Inc.
Term Loan, 4.88%, Maturing March 16, 2018		29,604	29,714,919
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,906	1,923,051
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		4,250	4,311,094
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015		1,990	1,980,050
Term Loan, 5.75%, Maturing November 8, 2019		1,493	1,475,709
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		1,517	1,526,859
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		993	1,001,845
Term Loan, 3.75%, Maturing September 27, 2019		651	658,592
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(7)		17,325	17,444,109
Term Loan, 5.00%, Maturing April 23, 2019		12,381	12,478,174
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		32,210	32,592,485
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,006	5,036,840
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		3,647	3,688,092
Term Loan, 3.50%, Maturing January 23, 2020		6,746	6,807,435

			$245,951,001

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities — 1.6%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		8,950	$9,095,266
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		4,211	4,275,370
Term Loan, 4.00%, Maturing April 2, 2018		11,458	11,633,245
Term Loan, 4.00%, Maturing October 9, 2019		13,035	13,227,684
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		1,064	1,084,205
Invenergy LLC
Term Loan, Maturing November 22, 2017(4)		1,692	1,729,729
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		5,100	5,176,500
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018		8,920	9,043,476
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		2,444	2,504,972
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.70%, Maturing October 10, 2016		3,000	2,130,000
Term Loan, 4.70%, Maturing October 10, 2017		1,580	900,619
Term Loan, 4.73%, Maturing October 10, 2017		24,173	17,815,823

			$78,616,889

Total Senior Floating-Rate Interests (identified cost $5,790,766,059)			$5,833,816,663

Corporate Bonds & Notes — 4.5%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(2)
Calcipar SA
6.875%, 5/1/18(8)		1,000	$1,073,750

			$1,073,750

Cable and Satellite Television — 0.7%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(8)	EUR	7,500	$10,914,227
Nara Cable Funding, Ltd.
8.875%, 12/1/18(8)		4,995	5,369,625
8.875%, 12/1/18(8)		5,000	5,300,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		4,000	4,160,000
5.625%, 4/15/23(8)	EUR	5,000	6,724,678

			$32,468,530

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.6%
Hexion US Finance Corp.
6.625%, 4/15/20		2,000	$2,095,000
6.625%, 4/15/20(8)		5,000	5,237,500
Ineos Finance PLC
7.25%, 2/15/19(8)	EUR	3,000	4,222,472
8.375%, 2/15/19(8)		3,800	4,298,750
7.50%, 5/1/20(8)		2,375	2,665,938
Polymer Group, Inc.
7.75%, 2/1/19		2,500	2,759,375
Trinseo Materials Operating SCA
8.75%, 2/1/19(8)		9,850	9,874,625

			$31,153,660

Containers and Glass Products — 0.7%
Reynolds Group Holdings Inc.
5.75%, 10/15/20		20,375	$21,393,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(8)		1,850	1,928,625
4.125%, 1/30/20(8)	EUR	5,000	6,667,062
3.711%, 10/15/20(8)(9)	EUR	3,000	4,059,500

			$34,048,937

Diversified Financial Services — 0.3%
KION Finance SA
4.726%, 2/15/20(8)(9)	EUR	7,150	$9,616,290
6.75%, 2/15/20(8)	EUR	3,000	4,321,244

			$13,937,534

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Product Holdings, Inc.
18.00%, 3/31/15(5)(8)		105	$88,620
Tervita Corp.
9.00%, 11/15/18(8)	CAD	2,000	2,074,545

			$2,163,165

Equipment Leasing — 0.0%(2)
International Lease Finance Corp.
6.75%, 9/1/16(8)		750	$856,875
7.125%, 9/1/18(8)		750	896,250

			$1,753,125

Security	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(8)	2,500	$2,731,250
6.75%, 11/1/20(8)	2,575	2,774,563

		$5,505,813

Food Products — 0.2%
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(8)	10,000	$10,150,000

		$10,150,000

Health Care — 0.4%
Community Health Systems, Inc.
5.125%, 8/15/18	8,225	$8,821,312
HCA, Inc.
4.75%, 5/1/23	4,650	4,859,250
inVentiv Health, Inc.
9.00%, 1/15/18(8)	6,275	6,651,500

		$20,332,062

Home Furnishings — 0.0%(2)
Libbey Glass, Inc.
6.875%, 5/15/20	2,025	$2,230,031

		$2,230,031

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(8)	3,000	$3,247,500

		$3,247,500

Leisure Goods / Activities / Movies — 0.1%
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(8)	2,250	$2,452,500
National CineMedia, LLC
6.00%, 4/15/22	4,200	4,599,000

		$7,051,500

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	5,550	$5,373,094
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(8)	2,500	2,475,000
9.00%, 2/15/20(8)	6,350	6,286,500

		$14,134,594

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19(8)		1,709	$1,717,545
Univision Communications, Inc.
6.75%, 9/15/22(8)		3,400	3,791,000

			$5,508,545

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,235,000
Lynx I Corp.
5.375%, 4/15/21(8)		5,050	5,416,125
6.00%, 4/15/21(8)	GBP	5,175	8,510,852
Wind Acquisition Finance SA
5.456%, 4/30/19(8)(9)	EUR	3,325	4,477,385
6.50%, 4/30/20(8)(9)		3,150	3,311,437

			$23,950,799

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(8)		8,123	$9,219,605
7.875%, 1/15/23(8)		7,087	8,150,050

			$17,369,655

Total Corporate Bonds & Notes (identified cost $214,694,905)			$226,079,200

Asset-Backed Securities — 0.1%

Security		Principal Amount (000’s omitted)	Value
Oak Hill Credit Partners, Series 2013-8A, Class C, 3.028%, 4/20/25(8)(9)		$2,625	$2,539,688
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.778%, 4/20/25(8)(9)		2,900	2,900,000

Total Asset-Backed Securities (identified cost $5,439,688)			$5,439,688

Common Stocks — 0.5%

Security		Shares	Value

Automotive — 0.0%(2)
Dayco Products, LLC(5)(10)(11)		48,926	$1,516,706

			$1,516,706

Security	Shares	Value

Building and Development — 0.0%(2)
United Subcontractors, Inc.(5)(10)(11)	1,737	$72,408

		$72,408

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc.(5)(10)(12)	1,242	$89,710

		$89,710

Financial Intermediaries — 0.0%(2)
RTS Investor Corp.(5)(10)(11)	250	$26,996

		$26,996

Food Service — 0.0%(2)
Buffets Restaurants Holdings, Inc.(5)(10)(11)	105,043	$950,639

		$950,639

Home Furnishings — 0.0%(2)
Oreck Corp.(5)(10)(11)	4,230	$73,560
Sanitec Europe Oy B Units(5)(10)(11)	157,585	1,220,286
Sanitec Europe Oy E Units(5)(10)(11)	154,721	0

		$1,293,846

Investment Services — 0.0%
Safelite Realty Corp.(5)(10)(12)	20,048	$0

		$0

Leisure Goods / Activities / Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	158,338	$6,264,247

		$6,264,247

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(5)(10)(11)	167,709	$2,347,922
Tropicana Entertainment, Inc.(5)(10)(11)	40,751	636,734

		$2,984,656

Publishing — 0.2%
Ion Media Networks, Inc.(5)(10)(11)	13,247	$8,425,092
MediaNews Group, Inc.(5)(10)(11)	66,239	1,389,692
Source Interlink Companies, Inc.(5)(10)(11)	2,290	0

		$9,814,784

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Radio and Television — 0.1%(2)
New Young Broadcasting Holding Co., Inc.(10)(11)	466	$1,712,550

		$1,712,550

Total Common Stocks (identified cost $13,482,370)		$24,726,542

Preferred Stocks — 0.0%(2)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc., Series A(5)(10)(12)	284	$17,892

Total Preferred Stocks (identified cost $4,970)		$17,892

Warrants — 0.0%(2)

Security	Shares	Value

Radio and Television — 0.0%(2)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	5	$18,375

Total Warrants (identified cost $8,592)		$18,375

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$86,404	$86,403,626

Total Short-Term Investments (identified cost $86,403,626)		$86,403,626

Total Investments — 123.1% (identified cost $6,110,800,210)		$6,176,501,986

Less Unfunded Loan Commitments — (0.4)%		$(21,225,000)

Net Investments — 122.7% (identified cost $6,089,575,210)		$6,155,276,986

Other Assets, Less Liabilities — (22.7)%		$(1,138,757,174)

Net Assets — 100.0%		$5,016,519,812

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	–	Canadian Dollar
DIP	–	Debtor In Possession
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Amount is less than 0.05%.

(3)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	This Senior Loan will settle after April 30, 2013, at which time the interest rate will be determined.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $177,153,076 or 3.5% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security (see Note 5).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $6,003,171,584)	$6,068,873,360
Affiliated investments, at value (identified cost, $86,403,626)	86,403,626
Cash	36,071,726
Restricted cash*	4,311,993
Foreign currency, at value (identified cost, $64,362,704)	64,257,370
Interest receivable	19,255,774
Interest receivable from affiliated investment	7,807
Receivable for investments sold	7,903,164
Prepaid expenses	173,391
Total assets	$6,287,258,211

Liabilities
Notes payable	$650,000,000
Cash collateral due to brokers	1,250,000
Payable for investments purchased	610,359,659
Payable for open forward foreign currency exchange contracts	6,257,451
Payable to affiliates:
Investment adviser fee	1,894,920
Trustees’ fees	5,667
Accrued expenses	970,702
Total liabilities	$1,270,738,399
Net Assets applicable to investors’ interest in Portfolio	$5,016,519,812

Sources of Net Assets
Investors’ capital	$4,957,404,407
Net unrealized appreciation	59,115,405
Total	$5,016,519,812

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $49,534)	$117,858,643
Dividends	446,689
Interest allocated from affiliated investment	40,064
Expenses allocated from affiliated investment	(3,886)
Total investment income	$118,341,510

Expenses
Investment adviser fee	$9,680,750
Trustees’ fees and expenses	34,000
Custodian fee	519,683
Legal and accounting services	139,128
Interest expense and fees	4,588,193
Miscellaneous	74,284
Total expenses	$15,036,038
Deduct —
Reduction of custodian fee	$195
Total expense reductions	$195

Net expenses	$15,035,843

Net investment income	$103,305,667

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$22,267,328
Investment transactions allocated from affiliated investment	1,090
Swap contracts	(1,000,770)
Foreign currency and forward foreign currency exchange contract transactions	8,087,706
Net realized gain	$29,355,354
Change in unrealized appreciation (depreciation) —
Investments	$42,314,763
Swap contracts	950,947
Foreign currency and forward foreign currency exchange contracts	(5,322,330)
Net change in unrealized appreciation (depreciation)	$37,943,380

Net realized and unrealized gain	$67,298,734

Net increase in net assets from operations	$170,604,401

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$103,305,667	$124,527,673
Net realized gain from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	29,355,354	12,670,929
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	37,943,380	60,873,374
Net increase in net assets from operations	$170,604,401	$198,071,976
Capital transactions —
Contributions	$1,664,737,234	$1,589,597,098
Withdrawals	(60,603,193)	(191,767,616)
Net increase in net assets from capital transactions	$1,604,134,041	$1,397,829,482

Net increase in net assets	$1,774,738,442	$1,595,901,458

Net Assets
At beginning of period	$3,241,781,370	$1,645,879,912
At end of period	$5,016,519,812	$3,241,781,370

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2013
Net increase in net assets from operations	$170,604,401
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(2,886,206,032)
Investments sold and principal repayments	992,376,354
Decrease in short-term investments, net	7,182,481
Net amortization/accretion of premium (discount)	(4,389,671)
Increase in restricted cash	(331,407)
Increase in dividends and interest receivable	(6,695,207)
Increase in interest receivable from affiliated investment	(2,173)
Decrease in receivable for open forward foreign currency exchange contracts	30,296
Increase in prepaid expenses	(45,800)
Decrease in other assets	9,802
Increase in payable for open forward foreign currency exchange contracts	4,944,502
Decrease in payable for open swap contracts	(950,947)
Increase in payable for cash collateral due to broker	1,250,000
Increase in payable to affiliate for investment adviser fee	591,700
Increase in accrued expenses	404,320
Increase in unfunded loan commitments	14,966,216
Net change in unrealized (appreciation) depreciation from investments	(42,314,763)
Net realized gain from investments	(22,267,328)
Net cash used in operating activities	$(1,770,843,256)

Cash Flows From Financing Activities
Proceeds from capital contributions	$1,664,737,234
Payments for capital withdrawals	(60,603,193)
Proceeds from notes payable	525,000,000
Repayment of notes payable	(300,000,000)
Net cash provided by financing activities	$1,829,134,041

Net increase in cash*	$58,290,785

Cash at beginning of period(1)	$42,038,311

Cash at end of period(1)	$100,329,096

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$4,168,517

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(131,517).

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(1)	0.53	%(2)	0.61%	0.65%	0.72%	0.76%	0.66%
Interest and fee expense	0.24	%(2)	0.34%	0.39%	0.56%	1.31%	0.98%
Total expenses	0.77	%(2)	0.95%	1.04%	1.28%	2.07%	1.64%
Net investment income	5.29	%(2)	5.73%	5.31%	5.15%	5.97%	7.01%
Portfolio Turnover	21	%(3)	37%	59%	37%	32%	7%

Total Return	4.44	%(3)	9.94%	5.54%	14.14%	38.19%	(26.81)%

Net assets, end of period (000’s omitted)	$5,016,520		$3,241,781	$1,645,880	$1,347,695	$1,263,528	$1,119,305

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Floating-Rate Advantage Fund and Eaton Vance Strategic Income Fund held an interest of 97.8% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap

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April 30, 2013

Notes to Financial Statements (Unaudited) — continued

are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates on daily gross assets over $2 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee totaled $9,680,750 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $3,155,164,582 and $989,080,035, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,089,823,084

Gross unrealized appreciation	$87,394,384
Gross unrealized depreciation	(21,940,482)

Net unrealized appreciation	$65,453,902

5  Restricted Securities

At April 30, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	1,242	$0	$89,710
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$89,710

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April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Shares	Cost	Value

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,892

Total Restricted Securities			$4,970	$107,602

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

5/31/13	British Pound Sterling 1,985,000	United States Dollar 2,994,827	Goldman Sachs International	$(87,979)
5/31/13	British Pound Sterling 30,931,343	United States Dollar 46,826,806	Goldman Sachs International	(1,211,139)
5/31/13	Euro 14,533,053	United States Dollar 19,006,908	Citibank NA	(135,816)
5/31/13	Euro 1,760,000	United States Dollar 2,290,962	Goldman Sachs International	(27,284)
5/31/13	Euro 5,640,000	United States Dollar 7,331,492	State Street Bank and Trust Co.	(97,433)
5/31/13	Euro 15,891,000	United States Dollar 20,370,625	State Street Bank and Trust Co.	(560,766)
6/28/13	British Pound Sterling 940,000	United States Dollar 1,419,757	Bank of America	(39,871)
6/28/13	British Pound Sterling 27,577,569	United States Dollar 41,737,823	Citibank NA	(1,084,506)
6/28/13	British Pound Sterling 5,081,900	United States Dollar 7,744,206	HSBC Bank USA	(146,946)
6/28/13	Canadian Dollar 11,971,592	United States Dollar 11,793,045	Citibank NA	(74,262)
6/28/13	Euro 6,985,000	United States Dollar 9,166,974	Goldman Sachs International	(35,312)
6/28/13	Euro 51,687,882	United States Dollar 66,485,089	HSBC Bank USA	(1,610,360)
7/31/13	British Pound Sterling 31,383,200	United States Dollar 48,561,736	HSBC Bank USA	(161,789)
7/31/13	Euro 70,192,146	United States Dollar 91,511,256	Deutsche Bank	(983,988)

				$(6,257,451)

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Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk:  Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $6,257,451. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,061,993 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash of $1,250,000 is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(6,257,451	)(1)

		$—	$(6,257,451)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign Exchange	Forward foreign currency exchange contracts	$7,681,084	(1)	$(4,974,798	)(2)
Interest Rate	Swap contracts	(1,000,770	)(3)	950,947	(4)

Total		$6,680,314		$(4,023,851)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

(3)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $236,707,000 and $21,429,000, respectively.

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Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $1.3 billion ($1 billion prior to March 28, 2013 and $840 million prior to February 5, 2013) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.80% (0.65% prior to March 28, 2013) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.15% (0.35% prior to March 28, 2013) per annum if outstanding loan amount is greater than 50% of total facility size; 0.25% (0.45% prior to March 28, 2013) if outstanding loan amount is less than or equal to 50% of total facility size. Program and commitment fees for the six months ended April 30, 2013 totaled $3,880,410 and are included in interest expense in the Statement of Operations. At April 30, 2013, the Portfolio had borrowings outstanding under the Agreement of $650,000,000 at an interest rate of 0.24%. The carrying amount of the borrowings at April 30, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2013. For the six months ended April 30, 2013, the average borrowings under the agreement and the average annual interest rate were $587,845,304 and 0.25%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$5,805,190,898	$7,400,765	$5,812,591,663
Corporate Bonds & Notes	—	225,990,580	88,620	226,079,200
Asset-Backed Securities	—	5,439,688	—	5,439,688
Common Stocks	—	7,976,797	16,749,745	24,726,542
Preferred Stocks	—	—	17,892	17,892
Warrants	—	18,375	—	18,375
Short-Term Investments	—	86,403,626	—	86,403,626

Total Investments	$—	$6,131,019,964	$24,257,022	$6,155,276,986

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,257,451)	$—	$(6,257,451)

Total	$—	$(6,257,451)	$—	$(6,257,451)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

46

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

48

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

49

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232-6/13	FRASRC

Eaton Vance

Floating-Rate Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Floating-Rate Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	47

Officers and Trustees	50

Important Notices	51

Eaton Vance

Floating-Rate Fund

April 30, 2013

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	3.41%	6.41%	5.32%	4.29%
Class A at NAV	05/05/2003	02/07/2001	3.36	6.45	5.34	4.28
Class A with 2.25% Maximum Sales Charge	—	—	1.00	4.11	4.86	4.05
Class B at NAV	02/05/2001	02/05/2001	3.04	5.74	4.56	3.53
Class B with 5% Maximum Sales Charge	—	—	–1.96	0.74	4.22	3.53
Class C at NAV	02/01/2001	02/01/2001	3.03	5.62	4.56	3.53
Class C with 1% Maximum Sales Charge	—	—	2.03	4.62	4.56	3.53
Class I at NAV	01/30/2001	01/30/2001	3.54	6.79	5.60	4.56
S&P/LSTA Leveraged Loan Index	—	—	3.85%	7.76%	6.73%	5.66%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
		1.02%	1.02%	1.77%	1.77%	0.77%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Floating-Rate Fund

April 30, 2013

Fund Profile4

Top 10 Issuers (% of total investments)5

Alliance Boots Holdings Limited	1.2%
HJ Heinz Co.	1.2
Aramark Corporation	1.1
Asurion LLC	1.0
UPC Financing Partnership	0.9
SunGard Data Systems, Inc.	0.9
FMG America Finance, Inc.	0.9
Intelsat Jackson Holdings Ltd.	0.8
Virgin Media Investment Holdings Limited	0.8
HCA, Inc.	0.8
Total	9.6%

Top 10 Sectors (% of total investments)5

Health Care	10.8%
Business Equipment and Services	8.3
Electronics/Electrical	6.0
Cable and Satellite Television	4.9
Food Products	4.6
Food Service	4.4
Retailers (Except Food and Drug)	4.1
Telecommunications	4.0
Automotive	3.9
Financial Intermediaries	3.7
Total	54.7%

Credit Quality (% of loan holdings)6

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class A is linked to Advisers Class.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,034.10	$4.99	0.99%
Class A	$1,000.00	$1,033.60	$4.99	0.99%
Class B	$1,000.00	$1,030.40	$8.76	1.74%
Class C	$1,000.00	$1,030.30	$8.76	1.74%
Class I	$1,000.00	$1,035.40	$3.73	0.74%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.90	$4.96	0.99%
Class A	$1,000.00	$1,019.90	$4.96	0.99%
Class B	$1,000.00	$1,016.20	$8.70	1.74%
Class C	$1,000.00	$1,016.20	$8.70	1.74%
Class I	$1,000.00	$1,021.10	$3.71	0.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Floating Rate Portfolio, at value (identified cost, $11,179,082,842)	$11,302,866,287
Receivable for Fund shares sold	71,903,713
Total assets	$11,374,770,000

Liabilities
Payable for Fund shares redeemed	$18,773,349
Distributions payable	15,683,929
Payable to affiliates:
Administration fee	1,365,079
Distribution and service fees	1,257,774
Trustees’ fees	42
Accrued expenses	1,063,217
Total liabilities	$38,143,390
Net Assets	$11,336,626,610

Sources of Net Assets
Paid-in capital	$11,436,568,552
Accumulated net realized loss from Portfolio	(216,477,471)
Accumulated distributions in excess of net investment income	(7,247,916)
Net unrealized appreciation from Portfolio	123,783,445
Total	$11,336,626,610

Advisers Class Shares
Net Assets	$537,389,721
Shares Outstanding	58,276,363
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.22

Class A Shares
Net Assets	$2,025,776,219
Shares Outstanding	212,408,059
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.54
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.76

Class B Shares
Net Assets	$23,044,670
Shares Outstanding	2,503,296
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.21

Class C Shares
Net Assets	$889,974,538
Shares Outstanding	96,631,736
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.21

Class I Shares
Net Assets	$7,860,441,462
Shares Outstanding	851,981,730
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.23

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income allocated from Portfolio (net of foreign taxes, $44,305)	$224,299,567
Dividends allocated from Portfolio	812,814
Expenses allocated from Portfolio	(24,437,555)
Total investment income from Portfolio	$200,674,826

Expenses
Administration fee	$6,888,714
Distribution and service fees
Advisers Class	634,986
Class A	2,213,030
Class B	119,284
Class C	4,100,308
Trustees’ fees and expenses	250
Custodian fee	19,597
Transfer and dividend disbursing agent fees	2,467,461
Legal and accounting services	38,635
Printing and postage	102,666
Registration fees	144,012
Miscellaneous	26,069
Total expenses	$16,755,012

Net investment income	$183,919,814

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$38,729,410
Swap contracts	(3,335,785)
Foreign currency and forward foreign currency exchange contract transactions	14,942,458
Net realized gain	$50,336,083
Change in unrealized appreciation (depreciation) —
Investments	$88,686,978
Swap contracts	3,123,950
Foreign currency and forward foreign currency exchange contracts	(10,493,907)
Net change in unrealized appreciation (depreciation)	$81,317,021

Net realized and unrealized gain	$131,653,104

Net increase in net assets from operations	$315,572,918

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$183,919,814	$333,944,851
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	50,336,083	44,411,165
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	81,317,021	160,822,405
Net increase in net assets from operations	$315,572,918	$539,178,421
Distributions to shareholders —
From net investment income
Advisers Class	$(9,937,976)	$(20,585,388)
Class A	(34,558,248)	(62,390,589)
Class B	(378,743)	(1,130,752)
Class C	(12,953,259)	(26,894,967)
Class I	(125,712,668)	(221,889,919)
Total distributions to shareholders	$(183,540,894)	$(332,891,615)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$126,322,449	$157,689,418
Class A	612,544,022	527,302,015
Class B	1,136,427	1,647,996
Class C	149,918,712	133,094,618
Class I	3,524,239,603	2,142,614,643
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	9,549,722	19,661,046
Class A	29,685,998	56,070,258
Class B	337,620	942,089
Class C	10,072,281	20,295,552
Class I	53,674,230	78,063,837
Cost of shares redeemed
Advisers Class	(125,119,758)	(162,838,764)
Class A	(264,608,439)	(464,571,888)
Class B	(1,705,162)	(7,137,703)
Class C	(71,061,971)	(166,621,878)
Class I	(682,093,364)	(2,585,556,155)
Net asset value of shares exchanged
Class A	2,380,305	12,055,754
Class B	(2,380,305)	(12,055,754)
Net increase (decrease) in net assets from Fund share transactions	$3,372,892,370	$(249,344,916)

Net increase (decrease) in net assets	$3,504,924,394	$(43,058,110)

Net Assets
At beginning of period	$7,831,702,216	$7,874,760,326
At end of period	$11,336,626,610	$7,831,702,216

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(7,247,916)	$(7,626,836)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2013

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.090		$8.850	$8.880	$8.450	$7.000	$9.590

Income (Loss) From Operations
Net investment income(1)	$0.178		$0.382	$0.342	$0.345	$0.362	$0.545
Net realized and unrealized gain (loss)	0.129		0.239	(0.018)	0.488	1.442	(2.618)

Total income (loss) from operations	$0.307		$0.621	$0.324	$0.833	$1.804	$(2.073)

Less Distributions
From net investment income	$(0.177)		$(0.381)	$(0.341)	$(0.404)	$(0.356)	$(0.435)
Tax return of capital	—		—	(0.013)	—	—	(0.083)

Total distributions	$(0.177)		$(0.381)	$(0.354)	$(0.404)	$(0.356)	$(0.518)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.001	$0.002	$0.001

Net asset value — End of period	$9.220		$9.090	$8.850	$8.880	$8.450	$7.000

Total Return(4)	3.41	%(5)	7.16%	3.68%	10.08%	26.83%	(22.55)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$537,390		$519,542	$492,206	$432,169	$355,499	$375,801
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.99	%(8)	1.02%	1.01%	1.05%	1.12%	1.19%
Net investment income	3.92	%(8)	4.26%	3.82%	3.96%	4.95%	6.11%
Portfolio Turnover of the Portfolio	21	%(5)	42%	56%	39%	35%	7%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2013

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.410		$9.160	$9.180	$8.740	$7.240	$9.920

Income (Loss) From Operations
Net investment income(1)	$0.183		$0.395	$0.355	$0.356	$0.372	$0.560
Net realized and unrealized gain (loss)	0.131		0.248	(0.010)	0.499	1.494	(2.705)

Total income (loss) from operations	$0.314		$0.643	$0.345	$0.855	$1.866	$(2.145)

Less Distributions
From net investment income	$(0.184)		$(0.393)	$(0.352)	$(0.416)	$(0.368)	$(0.450)
Tax return of capital	—		—	(0.013)	—	—	(0.086)

Total distributions	$(0.184)		$(0.393)	$(0.365)	$(0.416)	$(0.368)	$(0.536)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.001	$0.002	$0.001

Net asset value — End of period	$9.540		$9.410	$9.160	$9.180	$8.740	$7.240

Total Return(4)	3.36	%(5)	7.17%	3.79%	10.00%	27.01%	(22.66)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,025,776		$1,620,675	$1,450,518	$1,160,014	$946,191	$646,322
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.99	%(8)	1.02%	1.01%	1.04%	1.12%	1.19%
Net investment income	3.91	%(8)	4.26%	3.83%	3.96%	4.90%	6.08%
Portfolio Turnover of the Portfolio	21	%(5)	42%	56%	39%	35%	7%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.080		$8.840	$8.860	$8.440	$6.990	$9.590

Income (Loss) From Operations
Net investment income(1)	$0.144		$0.312	$0.275	$0.280	$0.315	$0.469
Net realized and unrealized gain (loss)	0.130		0.241	(0.007)	0.479	1.436	(2.616)

Total income (loss) from operations	$0.274		$0.553	$0.268	$0.759	$1.751	$(2.147)

Less Distributions
From net investment income	$(0.144)		$(0.313)	$(0.277)	$(0.340)	$(0.303)	$(0.382)
Tax return of capital	—		—	(0.011)	—	—	(0.072)

Total distributions	$(0.144)		$(0.313)	$(0.288)	$(0.340)	$(0.303)	$(0.454)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.001	$0.002	$0.001

Net asset value — End of period	$9.210		$9.080	$8.840	$8.860	$8.440	$6.990

Total Return(4)	3.04	%(5)	6.36%	3.04%	9.17%	25.96%	(23.22)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,045		$25,325	$41,084	$55,067	$66,309	$85,386
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.74	%(8)	1.77%	1.76%	1.80%	1.88%	1.94%
Net investment income	3.19	%(8)	3.49%	3.08%	3.23%	4.38%	5.29%
Portfolio Turnover of the Portfolio	21	%(5)	42%	56%	39%	35%	7%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.080		$8.840	$8.870	$8.440	$6.990	$9.590

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.314	$0.276	$0.279	$0.308	$0.472
Net realized and unrealized gain (loss)	0.131		0.239	(0.018)	0.491	1.443	(2.619)

Total income (loss) from operations	$0.274		$0.553	$0.258	$0.770	$1.751	$(2.147)

Less Distributions
From net investment income	$(0.144)		$(0.313)	$(0.277)	$(0.341)	$(0.303)	$(0.382)
Tax return of capital	—		—	(0.011)	—	—	(0.072)

Total distributions	$(0.144)		$(0.313)	$(0.288)	$(0.341)	$(0.303)	$(0.454)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.001	$0.002	$0.001

Net asset value — End of period	$9.210		$9.080	$8.840	$8.870	$8.440	$6.990

Total Return(4)	3.03	%(5)	6.36%	2.92%	9.29%	25.96%	(23.22)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$889,975		$789,512	$782,241	$733,767	$618,351	$512,400
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.74	%(8)	1.77%	1.76%	1.80%	1.87%	1.94%
Net investment income	3.16	%(8)	3.51%	3.08%	3.21%	4.22%	5.31%
Portfolio Turnover of the Portfolio	21	%(5)	42%	56%	39%	35%	7%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.100		$8.860	$8.880	$8.450	$7.000	$9.590

Income (Loss) From Operations
Net investment income(1)	$0.188		$0.403	$0.366	$0.363	$0.372	$0.550
Net realized and unrealized gain (loss)	0.131		0.240	(0.011)	0.491	1.450	(2.601)

Total income (loss) from operations	$0.319		$0.643	$0.355	$0.854	$1.822	$(2.051)

Less Distributions
From net investment income	$(0.189)		$(0.403)	$(0.361)	$(0.425)	$(0.374)	$(0.456)
Tax return of capital	—		—	(0.014)	—	—	(0.084)

Total distributions	$(0.189)		$(0.403)	$(0.375)	$(0.425)	$(0.374)	$(0.540)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.001	$0.002	$0.001

Net asset value — End of period	$9.230		$9.100	$8.860	$8.880	$8.450	$7.000

Total Return(4)	3.54	%(5)	7.41%	4.04%	10.34%	27.14%	(22.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,860,441		$4,876,648	$5,108,712	$2,794,104	$879,161	$353,249
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.74	%(8)	0.77%	0.76%	0.79%	0.87%	0.92%
Net investment income	4.14	%(8)	4.50%	4.09%	4.16%	4.99%	6.22%
Portfolio Turnover of the Portfolio	21	%(5)	42%	56%	39%	35%	7%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (84.3% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $252,389,796 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($190,856,000), October 31, 2017 ($32,557,773) and October 31, 2018 ($28,976,023). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

14

Eaton Vance

Floating-Rate Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $6,888,714. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $173,110 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $113,671 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $634,986 for Advisers Class shares and $2,213,030 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $89,463 and $3,075,231 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $11,445,000 and $219,053,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $29,821 and $1,025,077 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin

15

Eaton Vance

Floating-Rate Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $88,000, $15,000 and $44,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,167,685,164 and $22,655,927, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	13,799,654	17,543,503
Issued to shareholders electing to receive payments of distributions in Fund shares	1,042,481	2,190,892
Redemptions	(13,693,921)	(18,198,506)

Net increase	1,148,214	1,535,889

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	64,672,195	56,750,130
Issued to shareholders electing to receive payments of distributions in Fund shares	3,133,017	6,040,041
Redemptions	(27,954,102)	(50,194,747)
Exchange from Class B shares	251,564	1,302,567

Net increase	40,102,674	13,897,991

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	124,377	185,443
Issued to shareholders electing to receive payments of distributions in Fund shares	36,930	105,264
Redemptions	(186,831)	(800,251)
Exchange to Class A shares	(260,645)	(1,349,188)

Net decrease	(286,169)	(1,858,732)

16

Eaton Vance

Floating-Rate Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	16,384,748	14,838,143
Issued to shareholders electing to receive payments of distributions in Fund shares	1,100,650	2,264,371
Redemptions	(7,774,820)	(18,642,279)

Net increase (decrease)	9,710,578	(1,539,765)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	384,642,709	238,765,116
Issued to shareholders electing to receive payments of distributions in Fund shares	5,853,149	8,691,160
Redemptions	(74,461,434)	(288,207,256)

Net increase (decrease)	316,034,424	(40,750,980)

17

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 93.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,925	$15,145,143
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	7,719	7,801,254
Term Loan, 6.25%, Maturing November 2, 2018	3,499	3,536,569
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017	5,517	5,633,739
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	19,525	19,581,954
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	28,524	22,248,746
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	20,449	20,789,569
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	91,074	91,903,851
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	11,403	11,474,477
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	35,012	35,571,816
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	4,472	4,507,921

		$238,195,039

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(2)	10,924	$10,746,166

		$10,746,166

Automotive — 4.1%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 30, 2020	8,550	$8,667,563
Allison Transmission, Inc.
Term Loan, 3.21%, Maturing August 7, 2017	22,452	22,560,081
Term Loan, 4.25%, Maturing August 23, 2019	43,082	43,782,343
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	7,818	7,932,371
Capital Automotive L.P.
Term Loan, Maturing March 27, 2019(3)	9,500	9,590,544
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	106,931	108,742,393
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014	42,136	40,037,520
Term Loan, 2.14%, Maturing December 28, 2015	34,329	32,619,662

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2015(4)		4,852	$4,676,506
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		73,325	74,226,018
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		29,360	29,689,808
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		15,661	15,993,541
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,486	7,279,308
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,248	5,267,799
SRAM, LLC
Term Loan, 4.00%, Maturing June 7, 2018		41,346	41,316,487
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,421	23,802,022
Tower International Inc.
Term Loan, 5.75%, Maturing April 16, 2020		12,500	12,718,750
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		9,726	9,811,229
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,377	3,412,491
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		44,925	45,308,749

			$547,435,185

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
Term Loan, Maturing April 25, 2020(3)		12,675	$12,704,051

			$12,704,051

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 20, 2020		22,175	$22,380,496
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		13,050	13,128,848
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		8,468	8,044,422
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		15,585	15,819,136
Realogy Corporation
Term Loan, 6.20%, Maturing October 10, 2013		2,244	2,244,035
Term Loan, 4.45%, Maturing October 10, 2016		600	600,186
Term Loan, 4.50%, Maturing March 5, 2020		20,430	20,708,746

18	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing February 11, 2020		6,250	$6,281,250
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,452	8,539,404
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		17,407	17,146,296
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.20%, Maturing January 8, 2014		13,475	13,628,615

			$128,521,434

Business Equipment and Services — 8.7%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		3,322	$3,346,949
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		32,615	33,155,304
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		44,703	45,290,153
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		40,732	40,135,646
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		16,615	16,770,302
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,738,128
Term Loan, 5.00%, Maturing February 21, 2015		30,020	29,870,219
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		9,426	9,567,771
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		12,536	12,787,216
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		5,893	5,907,612
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		1,810	1,839,675
Term Loan, 6.25%, Maturing October 23, 2018		7,543	7,665,311
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		11,475	11,618,720
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		15,994	16,213,768
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014		5,782	5,812,704
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		36,550	36,719,044
ClientLogic Corporation
Term Loan, 6.87%, Maturing January 30, 2017	EUR	2,912	3,642,820
Term Loan, 7.03%, Maturing January 30, 2017		9,682	9,609,732

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		5,636	$5,685,189
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,842	7,920,278
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		30,923	30,993,374
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		10,663	10,752,886
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016		1,152	961,316
Term Loan, 8.25%, Maturing March 29, 2018		24,334	21,126,769
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		23,092	23,294,181
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		6,725	6,758,625
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		27,057	27,473,660
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		4,204	4,277,443
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		22,742	22,969,526
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		25,721	26,154,788
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		48,707	49,064,842
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		8,828	8,932,706
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		38,206	38,563,889
Term Loan, 4.25%, Maturing September 1, 2017	EUR	38,544	51,078,201
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		25,112	25,481,140
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		39,775	40,272,504
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,275	14,054,906
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		23,706	23,468,926
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		11,235	11,234,533
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		1,846	1,848,495
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,500	1,517,250

19	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		20,293	$20,622,986
National CineMedia, LLC
Term Loan, 3.45%, Maturing November 23, 2019		5,658	5,700,192
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		5,378	5,451,960
Term Loan, 4.50%, Maturing June 8, 2018		68,140	69,105,279
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		13,557	13,743,282
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		19,526	19,843,263
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,949	1,957,638
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		11,296	11,380,805
SunGard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 28, 2017		14,691	14,798,459
Term Loan, 4.50%, Maturing January 31, 2020		10,783	10,950,132
Term Loan, 4.00%, Maturing March 8, 2020		93,743	95,061,457
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		9,370	9,487,584
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019		32,804	33,264,917
Travelport LLC
Term Loan, 3.03%, Maturing August 23, 2013		154	153,093
Term Loan, 4.88%, Maturing August 21, 2015	EUR	1,481	1,930,299
Term Loan, 5.03%, Maturing August 21, 2015		10,699	10,698,158
Term Loan, 5.53%, Maturing August 21, 2015		5,903	5,901,795
Term Loan, 5.53%, Maturing August 21, 2015		13,495	13,493,080
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,602	1,618,614
Term Loan, 6.00%, Maturing July 28, 2017		8,183	8,269,587
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		5,900	5,973,750
Term Loan, 6.00%, Maturing February 21, 2019	CAD	5,000	5,025,063
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018		54,762	55,712,817

			$1,168,720,711

Cable and Satellite Television — 4.8%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing December 2, 2019		11,697	$11,902,190
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,547	4,577,412

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,203	$7,310,538
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		62,922	63,462,701
Charter Communications Operating, LLC
Term Loan, 3.45%, Maturing September 6, 2016		6,625	6,651,095
Term Loan, 4.00%, Maturing May 15, 2019		10,915	10,957,951
Term Loan, Maturing April 10, 2020(3)		21,100	21,082,972
Term Loan, Maturing January 19, 2021(3)		10,525	10,535,967
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		10,203	10,263,275
CSC Holdings, Inc.
Term Loan, 2.70%, Maturing April 15, 2020		51,475	51,442,828
ION Media Networks, Inc.
Revolving Loan, 0.50%, Maturing January 22, 2018(4)		5,500	4,801,500
Term Loan, 7.25%, Maturing July 31, 2018		13,324	13,523,987
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		18,075	18,203,025
Term Loan, 2.84%, Maturing April 17, 2020	EUR	10,800	14,288,847
Term Loan, Maturing June 30, 2020(3)	EUR	3,000	3,969,784
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	17,822	23,392,055
Term Loan, 3.00%, Maturing March 4, 2016	EUR	17,822	23,392,055
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		7,380	7,389,463
Term Loan, 1.93%, Maturing January 30, 2015		7,500	7,509,375
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		9,992	10,100,686
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		18,647	18,662,508
Term Loan, 4.50%, Maturing October 23, 2017		10,222	10,297,607
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.71%, Maturing July 1, 2016	EUR	3,546	4,667,557
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,354,063
Term Loan, 3.87%, Maturing March 26, 2021	EUR	71,790	95,290,106
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,334,150
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 15, 2020(3)	GBP	27,575	43,377,950
Term Loan, Maturing February 17, 2020(3)		73,025	73,121,977
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,207	7,291,583
YPSO Holding SA
Term Loan, Maturing June 16, 2014(3)	EUR	121	159,922

20	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
YPSO Holding SA (continued)
Term Loan, Maturing June 16, 2014(3)	EUR	310	$408,142
Term Loan, Maturing June 16, 2014(3)	EUR	1,358	1,787,840
Term Loan, Maturing December 31, 2015(3)	EUR	3,849	5,062,327
Term Loan, Maturing December 31, 2015(3)	EUR	7,602	9,999,329
Term Loan, 4.87%, Maturing June 6, 2016	EUR	5,595	7,401,075
Term Loan, 4.87%, Maturing June 6, 2016	EUR	6,711	8,877,124
Term Loan, Maturing June 6, 2016(3)	EUR	407	537,732

			$642,388,698

Chemicals and Plastics — 2.9%
AI Chemical & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	4,475	$5,967,020
Term Loan, 4.50%, Maturing October 3, 2019		3,245	3,291,927
Term Loan, 4.50%, Maturing October 3, 2019		6,255	6,344,636
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		14,606	14,898,357
Celanese U.S. Holdings LLC
Term Loan, 2.87%, Maturing October 31, 2016	EUR	664	878,939
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		10,918	11,095,081
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		3,986	4,065,771
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,910	8,977,010
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		3,723	3,772,111
Huntsman International, LLC
Term Loan, 2.47%, Maturing June 30, 2016		2,285	2,299,072
Term Loan, 2.74%, Maturing April 19, 2017		16,358	16,468,580
Ineos Finance PLC
Term Loan, 6.75%, Maturing May 4, 2018	EUR	1,810	2,422,840
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		50,047	50,765,951
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		9,925	10,017,968
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,119	1,141,061
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,961	10,097,652
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		40,649	41,179,191
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,343	6,466,012

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		4,505	$4,563,708
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing February 8, 2018		38,425	39,061,433
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020		71,450	72,462,232
Term Loan, 5.25%, Maturing February 3, 2020	EUR	4,000	5,342,115
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		62,832	63,307,168

			$384,885,835

Clothing / Textiles — 0.1%
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		6,919	$7,014,344

			$7,014,344

Conglomerates — 1.5%
ISS Holdings A/S
Term Loan, Maturing March 15, 2018(3)		7,200	$7,279,502
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		8,925	8,969,625
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		38,151	38,587,823
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		18,757	18,921,096
Term Loan, 5.50%, Maturing October 18, 2017		16,139	16,391,661
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		8,382	8,445,277
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,251,772
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		46,627	47,414,107
Term Loan, 5.03%, Maturing December 17, 2019	CAD	10,324	10,298,944
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		34,182	34,737,311

			$195,297,118

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		24,038	$24,199,556
Term Loan, 3.50%, Maturing February 7, 2020		46,790	46,812,740
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		30,548	31,006,664

21	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		3,377	$3,419,200
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		53,208	54,181,537
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		1,032	1,049,863
Term Loan, 4.50%, Maturing October 3, 2018	EUR	737	988,151
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,055	7,117,085

			$168,774,796

Cosmetics / Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		34,886	$35,175,269
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		6,158	6,264,364
Revlon, Inc.
Term Loan, 4.00%, Maturing November 20, 2017		5,500	5,591,097
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		39,150	39,590,437

			$86,621,167

Drugs — 0.6%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		6,456	$6,540,921
Term Loan, 5.50%, Maturing February 10, 2017		25,156	25,399,502
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		14,860	15,014,365
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		240	242,072
Term Loan, 4.25%, Maturing March 15, 2018		4,089	4,155,865
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		5,023	5,105,348
Term Loan, 4.25%, Maturing March 15, 2018		11,539	11,728,154
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		9,093	9,241,923

			$77,428,150

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		58,803	$59,598,695
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)		41	42,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	5,860	$5,939,063

		$65,580,483

Electronics / Electrical — 6.3%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	23,228	$23,598,448
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	23,351	23,745,333
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	48,906	49,627,299
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	8,439	8,491,521
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	33,967	34,455,173
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	17,157	17,278,523
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,116	10,116,279
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	10,429	10,494,578
Dell Inc.
Term Loan, Maturing February 28, 2014(3)	37,283	37,282,692
Term Loan - Second Lien, Maturing February 5, 2021(3)	23,317	23,317,308
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	20,460	20,268,179
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	33,334	33,917,412
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	30,750	30,922,969
Eze Castle Software Inc.
Term Loan, 5.00%, Maturing February 22, 2020	6,500	6,592,085
Term Loan - Second Lien, 8.75%, Maturing February 22, 2021	3,000	3,069,375
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	39,550	40,087,643
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	3,890	3,924,290
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	91,125	92,757,684
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	19,125	19,256,484
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016	1,700	1,723,907

22	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	29,664	$30,248,460
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	18,749	18,990,790
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	15,926	16,318,707
Term Loan, 4.75%, Maturing January 11, 2020	32,903	33,752,534
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	12,350	12,458,062
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	40,723	41,734,658
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	7,350	7,809,375
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	2,768	2,774,575
Semtech Corporation
Term Loan, 5.50%, Maturing March 20, 2017	2,797	2,823,845
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	13,849	14,035,125
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	3,010	3,028,752
Term Loan, 5.00%, Maturing March 10, 2016	3,975	4,001,501
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	14,363	14,560,761
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	10,921	11,084,483
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	8,465	8,633,989
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	18,848	19,125,210
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	10,624	10,761,324
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	17,332	17,591,536
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	10,150	10,327,625
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,359	4,378,999
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	15,907	16,066,438
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	20,873	21,133,596
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	32,929	33,299,198

		$845,866,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.5%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	18,229	$18,411,606
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	15,050	15,200,500
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	33,940,208

		$67,552,314

Financial Intermediaries — 3.7%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	11,425	$11,617,797
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	9,972	10,096,564
CB Richard Ellis Services, Inc.
Term Loan, 2.95%, Maturing March 29, 2021	3,500	3,526,250
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	29,900	30,012,282
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	16,534	16,698,898
First Data Corporation
Term Loan, 4.20%, Maturing March 24, 2017	2,000	1,999,376
Term Loan, 4.20%, Maturing March 23, 2018	43,343	43,254,485
Term Loan, 4.20%, Maturing September 24, 2018	38,428	38,332,338
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing March 31, 2020	2,825	2,851,484
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	11,524	11,480,620
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	5,212	5,251,590
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	12,299	12,390,992
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,279	20,404,773
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	4,227	4,241,239
Term Loan, 4.00%, Maturing March 29, 2019	33,116	33,436,323
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,650	12,934,582
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 31, 2020	11,229	11,319,930
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 20, 2020	13,775	13,912,750
Nuveen Investments, Inc.
Term Loan, 4.20%, Maturing May 13, 2017	72,765	73,750,352

23	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		43,100	$43,881,188
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016		26,974	25,204,375
RJO Holdings Corp.
Term Loan, 6.20%, Maturing December 10, 2015(5)		63	51,347
Term Loan, 6.95%, Maturing December 10, 2015(5)		1,970	1,545,785
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		29,227	29,564,518
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		2,494	2,534,273
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		5,486	5,547,970
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		5,431	5,459,711
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		19,831	20,194,317

			$491,496,109

Food Products — 4.7%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		16,209	$16,462,647
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,042	9,941,693
Autobar BV (Acorn 3 BV)
Term Loan, 5.32%, Maturing October 31, 2019	EUR	12,250	16,013,326
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		29,393	29,750,935
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		10,672	10,765,173
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		91,107	91,951,928
Dole Food Company Inc.
Term Loan, Maturing April 1, 2020(3)		19,800	19,960,875
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		12,758	12,917,368
HJ Heinz Co.
Term Loan, Maturing March 27, 2020(3)		161,050	162,715,901
Iglo Foods Midco Limited
Term Loan, 5.12%, Maturing January 31, 2018	EUR	8,000	10,665,107
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		42,299	42,563,192
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		19,281	19,606,365

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	$101,320,917
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		65,400	65,808,488
United Biscuits (UK) Limited
Term Loan, 2.37%, Maturing December 15, 2014	EUR	1,588	2,091,893
Term Loan - Second Lien, 4.49%, Maturing June 15, 2016	GBP	4,000	6,211,846
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		14,997	15,137,752

			$633,885,406

Food Service — 4.6%
Aramark Corporation
Term Loan, 3.70%, Maturing July 26, 2016		3,177	$3,211,007
Term Loan, 3.70%, Maturing July 26, 2016		12,684	12,806,489
Term Loan, 3.70%, Maturing July 26, 2016		83,932	84,744,197
Term Loan, 3.75%, Maturing July 26, 2016		19,687	19,896,229
Term Loan, 3.78%, Maturing July 26, 2016		950	952,185
Term Loan, 4.00%, Maturing September 9, 2019		36,100	36,626,302
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		4,801	4,860,886
Buffets, Inc.
Term Loan, 0.16%, Maturing April 22, 2015(5)		911	911,457
Term Loan, 10.50%, Maturing July 18, 2017		3,147	3,241,032
Term Loan, 10.50%, Maturing July 19, 2017		1,481	1,525,687
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		25,124	25,472,970
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		7,594	7,689,305
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,489	15,741,185
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		59,353	60,057,648
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		48,808	49,570,245
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		7,731	7,856,248
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		52,160	52,529,334
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		9,408	9,595,892
Sagittarius Restaurants, LLC
Term Loan, 7.25%, Maturing October 1, 2018		9,304	9,397,111

24	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		17,746	$17,956,745
Term Loan, 5.75%, Maturing March 31, 2017		61,137	62,024,817
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		96,525	96,464,672
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		38,024	38,297,399

			$621,429,042

Food / Drug Retailers — 3.0%
Albertson’s, LLC
Term Loan, 5.75%, Maturing March 21, 2016		24,175	$24,509,292
Alliance Boots Holdings Limited
Term Loan, 3.49%, Maturing July 9, 2015	GBP	10,000	15,481,725
Term Loan, 3.58%, Maturing July 10, 2017	EUR	22,497	29,695,532
Term Loan, 3.99%, Maturing July 10, 2017	GBP	77,250	120,108,828
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		72,749	73,567,271
Iceland Foods Group Limited
Term Loan, 4.67%, Maturing April 12, 2019	EUR	7,950	10,628,980
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		4,677	4,758,222
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		64,650	65,514,694
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		26,500	27,548,949
Supervalu Inc.
Term Loan, 6.25%, Maturing March 21, 2019		30,800	31,313,344

			$403,126,837

Forest Products — 0.1%
Ranpak Corporation
Term Loan, Maturing April 10, 2019(3)	EUR	3,000	$4,000,237
Term Loan, Maturing April 23, 2019(3)		4,500	4,556,250

			$8,556,487

Health Care — 10.9%
Ahlsell Investco AB (Cidron)
Term Loan, Maturing June 28, 2019(3)	EUR	2,000	$2,656,618
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,470	5,555,215
Term Loan, 4.25%, Maturing June 30, 2017		6,814	6,920,215
Term Loan, 4.25%, Maturing June 30, 2017		27,489	27,918,332

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		20,132	$20,226,233
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		16,359	16,522,702
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		8,825	8,851,201
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		21,752	22,132,244
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		5,561	5,654,905
Biomet Inc.
Term Loan, 3.97%, Maturing July 25, 2017		69,592	70,591,959
BSN Medical Acquisition Holding GmbH
Term Loan, 5.25%, Maturing August 28, 2019	EUR	2,000	2,670,117
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016		13,024	13,145,815
Term Loan, 4.25%, Maturing September 15, 2017		22,623	22,898,796
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019		19,950	20,290,425
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017		64,848	65,577,832
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		18,508	18,866,677
CRC Health Corporation
Term Loan, 4.78%, Maturing November 16, 2015		29,135	29,353,760
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,515	10,646,439
Term Loan, 4.00%, Maturing November 1, 2019		25,436	25,764,734
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		26,586	27,051,321
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		30,244	29,620,256
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		27,579	27,751,992
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018		67,730	68,711,116
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		40,855	41,413,425
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		19,611	19,807,026
HCA, Inc.
Term Loan, 3.53%, Maturing March 31, 2017		61,569	61,821,423
Term Loan, 2.95%, Maturing May 1, 2018		50,550	50,739,577
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018		35,393	35,787,019

25	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	30,567	$31,016,973
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	22,658	23,008,123
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	19,072	18,944,554
Term Loan, 7.75%, Maturing May 15, 2018	10,111	10,060,006
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	8,579	8,669,647
Term Loan, 5.25%, Maturing June 1, 2018	12,444	12,576,341
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	63,261	64,486,503
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	5,856	6,009,463
Lifepoint Hospitals, Inc.
Term Loan, 2.70%, Maturing July 24, 2017	10,274	10,362,013
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	6,940	7,015,623
Medpace, Inc.
Term Loan, 5.50%, Maturing June 16, 2017	11,696	11,783,247
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	11,651	11,738,701
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	8,474	8,600,790
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	58,499	59,254,561
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	3,737	3,755,936
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	11,472	11,565,575
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	19,202	19,375,153
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	75,579	76,777,417
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	5,773	5,686,220
Radnet Management, Inc.
Term Loan, 4.26%, Maturing October 10, 2018	24,268	24,487,849
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	19,866	20,089,080
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	10,823	10,958,161
Term Loan, 5.50%, Maturing June 1, 2018	33,319	33,735,037
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	6,918	7,016,334

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020		5,350	$5,416,875
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		19,571	19,772,939
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019		18,208	18,492,775
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		4,166	4,212,283
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		27,401	27,756,188
Term Loan, 3.50%, Maturing December 11, 2019		43,666	44,218,194
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		28,449	28,862,169
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017		32,967	33,358,863
Term Loan, 4.37%, Maturing April 3, 2017	EUR	2,993	3,950,827
Term Loan, 4.45%, Maturing April 3, 2017		25,594	25,962,399

			$1,467,924,193

Home Furnishings — 0.4%
Oreck Corporation
Term Loan - Second Lien, 3.78%, Maturing March 19, 2016(5)		797	$730,402
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		34,663	35,192,362
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	2,795	3,539,289
Tempur-Pedic International Inc.
Term Loan, 5.00%, Maturing December 12, 2019		21,322	21,701,364

			$61,163,417

Industrial Equipment — 1.2%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		5,248	$5,313,895
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing February 1, 2020		24,125	24,483,522
Colfax Corporation
Term Loan, 3.12%, Maturing January 13, 2017	EUR	3,688	4,862,627
Term Loan, 3.25%, Maturing January 11, 2019		11,147	11,259,926
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		2,880	2,894,900
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		14,973	15,272,956

26	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		11,595	$11,652,727
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		22,541	22,968,309
Kion Group GMBH
Term Loan, 4.12%, Maturing December 23, 2014(6)	EUR	1,999	2,639,156
Term Loan, 4.09%, Maturing December 29, 2015(6)	EUR	3,559	4,697,420
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,334	1,353,454
Neenah Foundry Company
Term Loan, Maturing October 12, 2016(3)		7,350	7,313,250
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,808,036
Term Loan, 4.75%, Maturing January 27, 2017	EUR	2,000	2,656,947
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		13,968	14,037,349
Terex Corporation
Term Loan, 5.00%, Maturing April 28, 2017	EUR	9,851	13,037,484
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,003	4,050,730

			$160,302,688

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		27,755	$28,145,762
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		4,913	4,972,563
Applied Systems, Inc.
Term Loan, 4.25%, Maturing June 8, 2017		13,901	14,056,902
Asurion LLC
Term Loan, 4.75%, Maturing July 18, 2017		5,829	5,897,142
Term Loan, 4.50%, Maturing May 24, 2019		137,973	139,918,998
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		10,449	10,631,667
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018		17,825	18,103,547
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019		36,683	37,202,751
Cooper Gay Swett & Crawford Ltd.
Term Loan, Maturing April 6, 2020(3)		7,550	7,628,648
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		15,312	15,617,858
Hub International Limited
Term Loan, 3.71%, Maturing June 13, 2017		31,241	31,592,478

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Sedgwick CMS Holdings, Inc.
Term Loan, 4.00%, Maturing December 30, 2016	9,318	$9,434,461

		$323,202,777

Leisure Goods / Activities / Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, Maturing April 30, 2020(3)	36,800	$36,708,000
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 30, 2019	71,015	71,858,595
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	7,000	7,077,294
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,375	16,594,933
Cinemark USA, Inc.
Term Loan, 3.20%, Maturing December 18, 2019	2,294	2,319,345
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	12,561	12,788,863
Delta 2 (LUX) S.a.r.l.
Term Loan, 6.00%, Maturing April 30, 2019	23,315	23,746,418
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	13,975	14,149,688
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	7,450	7,491,720
Kasima, LLC
Term Loan, 3.95%, Maturing March 10, 2015	15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017	11,787	11,831,372
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	38,010	38,572,300
LodgeNet Interactive Corp.
DIP Loan, 0.00%, Maturing July 3, 2013(4)	1,161	1,165,849
Term Loan, 6.75%, Maturing March 31, 2018	6,303	4,892,865
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.45%, Maturing July 21, 2017	13,045	13,176,486
Regal Cinemas, Inc.
Term Loan, 2.72%, Maturing August 23, 2017	5,774	5,819,508
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(5)	4,100	3,434,068
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.92%, Maturing February 17, 2016	5,742	5,772,912
Term Loan, 4.00%, Maturing August 17, 2017	20,912	21,126,365
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	20,123	20,453,642
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	15,061	15,299,344

27	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Vue Entertainment Investment Limited
Term Loan, 5.51%, Maturing December 21, 2017	GBP	7,000	$10,924,423
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		6,048	6,144,202
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		40,848	41,153,982

			$407,558,424

Lodging and Casinos — 1.9%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		4,914	$5,006,478
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,409	5,452,891
Caesars Entertainment Operating Company
Revolving Loan, Maturing January 27, 2017(3)		15,000	13,050,000
Term Loan, 9.50%, Maturing October 31, 2016		9,675	9,877,546
Term Loan, 5.45%, Maturing January 26, 2018		47,387	43,131,695
Gala Group LTD
Term Loan, 5.50%, Maturing May 25, 2018	GBP	48,838	76,011,883
Las Vegas Sands LLC
Term Loan, 2.70%, Maturing November 23, 2016		3,236	3,246,931
Term Loan, 2.70%, Maturing November 23, 2016		3,608	3,619,943
MGM Resorts International
Term Loan, 3.28%, Maturing December 20, 2017		14,464	14,522,516
Term Loan, 4.25%, Maturing December 20, 2019		39,414	40,084,336
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		3,803	3,849,051
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,210	9,284,859
Quidnax AB
Term Loan, 2.35%, Maturing April 27, 2015	EUR	4,725	6,109,248
Term Loan, 2.85%, Maturing June 30, 2016	EUR	4,725	6,109,248
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 20, 2020		10,275	10,360,026

			$249,716,651

Nonferrous Metals / Minerals — 1.2%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		39,903	$40,593,505
Constellium Holdco B.V.
Term Loan, 6.25%, Maturing March 25, 2020		9,625	9,937,812
Term Loan, 6.75%, Maturing March 25, 2020	EUR	2,000	2,706,333
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		32,696	33,074,414

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	11,929	$12,078,619
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	29,741	30,260,972
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	13,526	13,597,531
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	13,045	12,490,396
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	2,000	1,910,000

		$156,649,582

Oil and Gas — 3.1%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	2,067	$2,090,718
Term Loan, 9.00%, Maturing June 23, 2017	19,799	20,244,382
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	12,429	12,697,816
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	11,183	11,206,456
Term Loan, 4.00%, Maturing April 23, 2020	17,892	17,930,329
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	14,321	14,416,357
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	16,965	16,765,897
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	24,314	24,708,692
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	110,742	112,079,831
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	24,315	24,557,954
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	27,575	27,685,300
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	7,300	7,373,000
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	14,000	14,183,750
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	28,872	29,352,987
Term Loan, 5.00%, Maturing September 25, 2019	2,337	2,375,736
Term Loan, 5.00%, Maturing September 25, 2019	3,826	3,889,512
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(4)	15,000	15,093,750
Term Loan, 5.71%, Maturing November 13, 2018	27,232	27,560,791

28	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		34,863	$35,422,902

			$419,636,160

Publishing — 3.5%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		30,115	$30,107,540
Aster Zweite Beteiligungs GmbH
Term Loan, 5.49%, Maturing December 31, 2013		13	12,674
Term Loan, 5.49%, Maturing December 31, 2013		23	22,452
Term Loan, 5.46%, Maturing December 31, 2014	EUR	719	953,907
Term Loan, 5.46%, Maturing December 31, 2014	EUR	1,235	1,639,699
Term Loan, 5.46%, Maturing December 31, 2014	EUR	2,435	3,231,826
Term Loan, 5.53%, Maturing December 31, 2014		959	966,282
Term Loan, 5.53%, Maturing December 31, 2014		2,491	2,510,439
Term Loan, 5.53%, Maturing December 31, 2014		7,273	7,301,712
Term Loan, 5.53%, Maturing December 31, 2014		9,809	9,847,791
Term Loan, 5.53%, Maturing December 31, 2014		13,060	13,161,693
Black Press US Partnership
Term Loan, 2.29%, Maturing August 2, 2013		720	716,406
Term Loan, 2.29%, Maturing August 2, 2013		1,186	1,179,962
Cengage Learning Acquisitions, Inc.
Term Loan, 2.70%, Maturing July 3, 2014		11,766	9,214,001
GateHouse Media Operating, Inc.
Term Loan, 2.20%, Maturing August 28, 2014		4,803	1,760,192
Term Loan, 2.20%, Maturing August 28, 2014		15,303	5,608,488
Term Loan, 2.45%, Maturing August 28, 2014		9,134	3,347,772
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		74,314	75,486,495
Instant Web, Inc.
Term Loan, 3.57%, Maturing August 7, 2014		1,614	1,178,434
Term Loan, 3.57%, Maturing August 7, 2014		15,486	11,304,656
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		62,294	63,072,970
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		7,307	7,443,688
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		94,439	95,343,871
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		12,400	12,381,400
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		523	529,394
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		10,349	10,452,553

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		277	$226,019
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		16,053	15,432,186
Nielsen Finance LLC
Term Loan, 2.95%, Maturing May 2, 2016		38,742	39,284,489
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing May 31, 2013		1,627	1,627,333
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		2,012	335,015
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013(5)		3,971	3,110,341
Springer Science+Business Media S.A.
Term Loan, 4.20%, Maturing June 17, 2016		1,724	1,727,012
Term Loan, 4.12%, Maturing July 21, 2016	EUR	4,234	5,591,498
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		313	306,181
Term Loan, 8.00%, Maturing September 29, 2014		841	821,961
Trader Media Corporation Limited
Term Loan, 3.99%, Maturing June 8, 2017	GBP	2,000	3,076,928
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		32,818	33,260,626

			$473,575,886

Radio and Television — 2.6%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016		22,415	$20,593,869
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		51,651	52,644,625
Entercom Radio, LLC
Term Loan, 5.02%, Maturing November 23, 2018		8,239	8,392,990
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		23,904	24,346,978
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		10,820	10,982,803
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 28, 2017		6,436	6,556,273
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		27,087	27,357,674
Local TV Finance, LLC
Term Loan, 4.20%, Maturing May 7, 2015		14,108	14,284,473
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		4,791	4,881,268
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		11,334	11,546,076

29	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		20,850	$21,028,101
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,756	10,024,331
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,453	12,577,719
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,600	8,669,875
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016(6)	EUR	5,051	6,229,672
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,213,396
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,213,396
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020		2,000	2,022,322
Term Loan, 4.75%, Maturing March 2, 2020		66,646	67,401,366
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		19,162	19,463,405

			$355,430,612

Retailers (Except Food and Drug) — 4.3%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,930	$16,165,961
B&M Retail Limited
Term Loan, 5.49%, Maturing February 18, 2019	GBP	7,000	10,764,714
Term Loan, 5.99%, Maturing February 18, 2020	GBP	14,975	23,329,267
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		26,521	26,844,562
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,661	15,905,355
Douglas Holding AG
Term Loan, 5.72%, Maturing December 20, 2019	EUR	7,300	9,677,833
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,608	10,782,103
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		15,620	15,775,831
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		9,652	9,801,669
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		57,196	57,829,599
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		31,033	31,394,665
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,525	47,040,078

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,468	$8,679,508
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		73,525	74,220,032
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		5,337	5,389,991
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		42,805	43,228,851
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		5,087	5,176,150
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,598	37,158,529
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		14,626	14,479,712
Term Loan, 4.25%, Maturing August 7, 2019		6,923	6,870,811
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		22,174	22,386,846
Term Loan, 4.46%, Maturing January 31, 2017		32,376	32,674,202
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,177,842
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	86	102,556
Term Loan, 2.33%, Maturing March 9, 2015	EUR	336	398,791
Term Loan, 2.33%, Maturing March 9, 2015	EUR	9,880	11,715,691
Term Loan, 2.83%, Maturing March 8, 2016	EUR	86	102,546
Term Loan, 2.83%, Maturing March 8, 2016	EUR	336	398,791
Term Loan, 2.83%, Maturing March 8, 2016	EUR	9,880	11,715,691
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	13	12,593
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	88	88,153
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	900	906,720
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		7,679	7,784,333

			$577,979,976

Steel — 1.8%
Ameriforge Group, Inc.
Term Loan, 6.00%, Maturing December 19, 2019		18,853	$19,159,107
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		4,015	4,145,488
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		20,323	20,771,665

30	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		118,593	$120,709,393
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		10,748	10,877,931
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,990	6,256,746
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		22,912	23,213,034
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,925	8,863,641
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,390	2,401,510
Waupaca Foundry, Inc.
Term Loan, 4.75%, Maturing June 29, 2017		14,733	14,824,753
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,791	6,892,738

			$238,116,006

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.75%, Maturing March 15, 2019		8,425	$8,556,641
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	28,931,375
Term Loan, 3.00%, Maturing March 11, 2018		30,226	30,386,497
Term Loan, 3.75%, Maturing March 11, 2018		25,137	25,472,152
Swift Transportation Co., Inc.
Term Loan, 2.95%, Maturing December 21, 2016		1,034	1,049,104
Term Loan, 4.00%, Maturing December 21, 2017		14,280	14,538,870

			$108,934,639

Telecommunications — 3.7%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.75%, Maturing October 21, 2016		6,920	$6,846,720
Arris Group, Inc.
Term Loan, 3.50%, Maturing February 7, 2020		35,975	36,093,034
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,804	6,871,851
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		19,875	20,004,376
Term Loan, 4.75%, Maturing February 21, 2020		47,925	48,254,484
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		16,815	16,917,069
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		115,577	117,406,667

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	262	$398,913
MetroPCS Wireless, Inc.
Term Loan, 4.73%, Maturing November 3, 2016		1,974	1,983,130
Term Loan, 4.88%, Maturing March 16, 2018		79,269	79,566,641
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,571	8,646,498
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		10,525	10,676,297
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015		1,990	1,980,050
Term Loan, 5.75%, Maturing November 8, 2019		2,488	2,459,516
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,682	3,704,509
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		3,476	3,507,308
Term Loan, 3.75%, Maturing September 27, 2019		1,732	1,753,154
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(4)		29,328	29,529,204
Term Loan, 5.00%, Maturing April 23, 2019		21,785	21,955,584
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		51,662	52,274,992
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		14,060	14,147,596
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		9,975	10,085,802
Term Loan, 3.50%, Maturing January 23, 2020		3,995	4,031,606

			$499,095,001

Utilities — 1.4%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		31,437	$31,947,622
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		9,606	9,752,318
Term Loan, 4.00%, Maturing April 2, 2018		35,571	36,116,141
Term Loan, 4.00%, Maturing October 9, 2019		9,229	9,365,402
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		4,752	4,841,100
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		9,945	10,094,175
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018		34,407	34,883,927
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		5,960	6,109,064

31	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.70%, Maturing October 10, 2016		7,000	$4,970,000
Term Loan, 4.70%, Maturing October 10, 2017		3,687	2,101,444
Term Loan, 4.73%, Maturing October 10, 2017		56,613	41,723,484

			$191,904,677

Total Senior Floating-Rate Interests (identified cost $12,400,471,928)			$12,497,416,786

Corporate Bonds & Notes — 4.2%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(7)
Calcipar SA
6.875%, 5/1/18(8)		4,000	$4,295,000

			$4,295,000

Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(8)	EUR	7,500	$10,914,227
Nara Cable Funding, Ltd.
8.875%, 12/1/18(8)		5,000	5,300,000
8.875%, 12/1/18(8)		10,105	10,862,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		9,000	9,360,000
5.625%, 4/15/23(8)	EUR	5,000	6,724,678

			$43,161,780

Chemicals and Plastics — 0.7%
Hexion US Finance Corp.
6.625%, 4/15/20		2,000	$2,095,000
6.625%, 4/15/20(8)		12,025	12,596,188
Ineos Finance PLC
7.25%, 2/15/19(8)(9)	EUR	8,000	11,259,927
8.375%, 2/15/19(8)		15,250	17,251,562
7.50%, 5/1/20(8)		14,525	16,304,313
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,518,750
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(8)		21,525	21,578,812

			$86,604,552

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.4%
Reynolds Group Holdings Inc.
5.75%, 10/15/20		44,500	$46,725,000
Smurfit Kappa Acquisitions
4.875%, 9/15/18(8)		4,925	5,134,312
4.125%, 1/30/20(8)	EUR	5,000	6,667,062

			$58,526,374

Diversified Financial Services — 0.2%
KION Finance SA
4.726%, 2/15/20(8)(9)	EUR	16,875	$22,695,789

			$22,695,789

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(8)	GBP	6,500	$10,298,709

			$10,298,709

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Product Holdings, Inc.
18.00%, 3/31/15(5)(6)		209	$177,360
Tervita Corp.
9.00%, 11/15/18(8)	CAD	2,000	2,074,545

			$2,251,905

Electronics / Electrical — 0.0%(7)
NXP BV/NXP Funding, LLC
3.027%, 10/15/13(9)		75	$75,094

			$75,094

Equipment Leasing — 0.0%(7)
International Lease Finance Corp.
6.75%, 9/1/16(8)		2,325	$2,656,313
7.125%, 9/1/18(8)		2,325	2,778,375

			$5,434,688

Financial Intermediaries — 0.3%
First Data Corp.
6.75%, 11/1/20(8)		16,850	$18,155,875
UPCB Finance II, Ltd.
6.375%, 7/1/20(8)	EUR	6,500	9,266,393
6.625%, 7/1/20(8)		9,000	9,832,500

			$37,254,768

32	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Products — 0.1%
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(8)	15,000	$15,225,000

		$15,225,000

Health Care — 0.4%
Community Health Systems, Inc.
5.125%, 8/15/18	22,625	$24,265,312
HCA, Inc.
4.75%, 5/1/23	11,975	12,513,875
inVentiv Health, Inc.
9.00%, 1/15/18(8)	15,375	16,297,500

		$53,076,687

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(8)	9,800	$10,608,500

		$10,608,500

Leisure Goods / Activities / Movies — 0.1%
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(8)	6,750	$7,357,500
National CineMedia, LLC
6.00%, 4/15/22	8,250	9,033,750

		$16,391,250

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	25,250	$24,445,156
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(8)	6,175	6,113,250
9.00%, 2/15/20(8)	14,975	14,825,250

		$45,383,656

Radio and Television — 0.2%
Clear Channel Communications, Inc.
9.00%, 12/15/19(8)	8,994	$9,038,970
Entravision Communications Corp.
8.75%, 8/1/17	2,531	2,739,808
Univision Communications, Inc.
6.75%, 9/15/22(8)	9,000	10,035,000

		$21,813,778

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,498,750
Lynx I Corp.
5.375%, 4/15/21(8)		12,025	12,896,812
6.00%, 4/15/21(8)	GBP	12,350	20,310,922
Sunrise Communications International SA
4.962%, 12/31/17(8)(9)	EUR	3,000	4,014,263
Wind Acquisition Finance SA
5.456%, 4/30/19(8)(9)	EUR	7,775	10,469,674
6.50%, 4/30/20(8)		7,375	7,752,969

			$64,943,390

Utilities — 0.5%
Calpine Corp.
7.50%, 2/15/21(8)		32,380	$36,751,300
7.875%, 1/15/23(8)		23,490	27,013,500

			$63,764,800

Total Corporate Bonds & Notes (identified cost $528,792,426)			$561,805,720

Asset-Backed Securities — 0.2%

Security		Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.238%, 2/24/19(8)(9)		$884	$802,288
Babson Ltd., Series 2005-1A, Class C1, 2.227%, 4/15/19(8)(9)		1,129	1,049,046
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.78%, 3/8/17(8)(9)		985	1,000,972
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.227%, 1/15/18(8)(9)		2,000	1,791,805
Oak Hill Credit Partners, Series 2013-8A, Class C, 3.028%, 4/20/25(8)(9)(10)		6,325	6,119,438
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.778%, 4/20/25(8)(9)(10)		6,950	6,950,000

Total Asset-Backed Securities (identified cost $18,044,730)			$17,713,549

33	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.4%

Security	Shares	Value

Automotive — 0.0%(7)
Dayco Products, LLC(5)(11)(12)	88,506	$2,743,686

		$2,743,686

Building and Development — 0.0%(7)
United Subcontractors, Inc.(5)(11)(12)	3,848	$160,380

		$160,380

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc.(5)(12)(13)	2,484	$179,419

		$179,419

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(5)(11)(12)	692	$74,791

		$74,791

Food Service — 0.0%(7)
Buffets Restaurants Holdings, Inc.(5)(11)(12)	329,120	$2,978,536

		$2,978,536

Home Furnishings — 0.0%(7)
Oreck Corp.(5)(11)(12)	14,217	$247,234
Sanitec Europe Oy B Units(5)(11)(12)	235,235	1,821,582
Sanitec Europe Oy E Units(5)(11)(12)	230,960	0

		$2,068,816

Leisure Goods / Activities / Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	414,634	$16,403,958

		$16,403,958

Lodging and Casinos — 0.0%(7)
Affinity Gaming, LLC(5)(11)(12)	206,125	$2,885,753

		$2,885,753

Publishing — 0.2%
Ion Media Networks, Inc.(5)(11)	28,605	$18,192,780
MediaNews Group, Inc.(5)(11)(12)	162,730	3,414,074
Source Interlink Companies, Inc.(5)(11)(12)	5,725	0

		$21,606,854

Security	Shares	Value

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(11)(12)	2,131	$7,831,425

		$7,831,425

Total Common Stocks (identified cost $31,706,412)		$56,933,618

Preferred Stocks — 0.0%(7)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(5)(12)(13)	569	$35,847

Total Preferred Stocks (identified cost $9,958)		$35,847

Warrants — 0.0%(7)

Security	Shares	Value

Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	103	$378,525

Total Warrants (identified cost $177,010)		$378,525

Short-Term Investments — 7.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(14)	$978,565	$978,564,633

Total Short-Term Investments (identified cost $978,564,633)		$978,564,633

Total Investments — 105.3% (identified cost $13,957,767,097)		$14,112,848,678

Less Unfunded Loan Commitments — (0.4)%		$(54,241,075)

Net Investments — 104.9% (identified cost $13,903,526,022)		$14,058,607,603

Other Assets, Less Liabilities — (4.9)%		$(652,218,096)

Net Assets — 100.0%		$13,406,389,507

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

34	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

DIP	–	Debtor in Possession
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2013, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 10).

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Amount is less than 0.05%.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $442,431,414 or 3.3% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(10)	When-issued security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

35	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $12,924,961,389)	$13,080,042,970
Affiliated investment, at value (identified cost, $978,564,633)	978,564,633
Cash	74,892,010
Restricted cash*	10,630,769
Foreign currency, at value (identified cost, $82,711,916)	82,571,458
Interest receivable	45,874,775
Interest receivable from affiliated investment	108,543
Receivable for investments sold	27,623,713
Receivable for closed swap contracts	18,966
Prepaid expenses	664,247
Total assets	$14,300,992,084

Liabilities
Cash collateral due to broker	$3,450,000
Payable for investments purchased	857,477,094
Payable for when-issued securities	13,069,438
Payable for open forward foreign currency exchange contracts	14,887,284
Payable to affiliates:
Investment adviser fee	5,300,537
Trustees’ fees	5,663
Accrued expenses	412,561
Total liabilities	$894,602,577
Net Assets applicable to investors’ interest in Portfolio	$13,406,389,507

Sources of Net Assets
Investors’ capital	$13,266,678,336
Net unrealized appreciation	139,711,171
Total	$13,406,389,507

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

36	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income (net of foreign taxes, $52,895)	$268,071,864
Dividends	964,561
Interest allocated from affiliated investment	583,316
Expenses allocated from affiliated investment	(55,854)
Total investment income	$269,563,887

Expenses
Investment adviser fee	$27,273,200
Trustees’ fees and expenses	34,000
Custodian fee	1,039,377
Legal and accounting services	271,770
Miscellaneous	591,327
Total expenses	$29,209,674
Deduct —
Reduction of custodian fee	$19
Total expense reductions	$19

Net expenses	$29,209,655

Net investment income	$240,354,232

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$45,093,869
Investment transactions allocated from affiliated investment	17,273
Swap contracts	(4,003,088)
Foreign currency and forward foreign currency exchange contract transactions	17,727,515
Net realized gain	$58,835,569
Change in unrealized appreciation (depreciation) —
Investments	$107,133,600
Swap contracts	3,803,787
Foreign currency and forward foreign currency exchange contracts	(12,120,752)
Net change in unrealized appreciation (depreciation)	$98,816,635

Net realized and unrealized gain	$157,652,204

Net increase in net assets from operations	$398,006,436

37	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$240,354,232	$440,769,103
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	58,835,569	63,029,936
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	98,816,635	184,939,412
Net increase in net assets from operations	$398,006,436	$688,738,451
Capital transactions —
Contributions	$3,723,796,832	$1,137,173,133
Withdrawals	(148,254,587)	(2,087,404,801)
Net increase (decrease) in net assets from capital transactions	$3,575,542,245	$(950,231,668)

Net increase (decrease) in net assets	$3,973,548,681	$(261,493,217)

Net Assets
At beginning of period	$9,432,840,826	$9,694,334,043
At end of period	$13,406,389,507	$9,432,840,826

38	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.53	%(2)	0.54%	0.54%	0.57%	0.61%	0.70%
Net investment income	4.36	%(2)	4.72%	4.31%	4.43%	5.41%	6.50%
Portfolio Turnover	21	%(3)	42%	56%	39%	35%	7%

Total Return	3.66	%(3)	7.67%	4.30%	10.51%	27.54%	(22.24)%

Net assets, end of period (000’s omitted)	$13,406,390		$9,432,841	$9,694,334	$6,496,896	$4,294,340	$3,056,210

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

39	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Government Income Fund, Eaton Vance Short Term Real Return Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Bond Fund held an interest of 84.3%, 3.0%, 11.2%, 0.8%, 0.1%, 0.2%, 0.2% and 0.01%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

40

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

41

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.460% from $10 billion up to $15 billion, and is payable monthly. On net assets of $15 billion or over, the annual fee is reduced. Effective May 1, 2013, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on net assets of $10 billion and over is computed as follows: annual rate of 0.450% of the Portfolio’s average daily net assets from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $27,273,200 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $6,152,774,663 and $2,244,207,908, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,903,526,634

Gross unrealized appreciation	$209,411,269
Gross unrealized depreciation	(54,330,300)

Net unrealized appreciation	$155,080,969

42

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$179,419

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Restricted Securities			$9,958	$215,266

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

5/31/13	British Pound Sterling 14,788,750	United States Dollar 22,312,216	Goldman Sachs International	$(655,463)
5/31/13	British Pound Sterling 59,687,051	United States Dollar 90,359,928	Goldman Sachs International	(2,337,090)
5/31/13	Euro 976,250	United States Dollar 1,264,613	Bank of America, NA	(21,289)
5/31/13	Euro 95,751,410	United States Dollar 125,227,524	Citibank NA	(894,826)
5/31/13	Euro 12,787,750	United States Dollar 16,645,597	Goldman Sachs International	(198,240)
5/31/13	Euro 4,100,000	United States Dollar 5,329,631	State Street Bank and Trust Co.	(70,829)
5/31/13	Euro 37,155,000	United States Dollar 47,628,883	State Street Bank and Trust Co.	(1,311,137)
6/28/13	British Pound Sterling 72,540,808	United States Dollar 109,788,337	Citibank NA	(2,852,715)
6/28/13	British Pound Sterling 6,950,000	United States Dollar 10,590,966	HSBC Bank USA	(200,964)
6/28/13	Canadian Dollar 17,528,172	United States Dollar 17,266,753	Citibank NA	(108,730)

43

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/28/13	Euro 5,947,500	United States Dollar 7,805,380	Goldman Sachs International	$(30,067)
6/28/13	Euro 123,305,029	United States Dollar 158,604,793	HSBC Bank USA	(3,841,625)
7/31/13	British Pound Sterling 71,239,781	United States Dollar 110,235,012	HSBC Bank USA	(367,261)
7/31/13	Euro 142,458,156	United States Dollar 185,726,259	Deutsche Bank AG	(1,997,048)

				$(14,887,284)

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $14,887,284. At April 30, 2013, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,180,769.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the Portfolio had no amounts due from counterparties for open derivative contracts. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. At April 30, 2013, the portion of such collateral representing cash of $3,450,000 is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(14,887,284	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

44

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$13,554,093	$(9,788,304)
Interest Rate	Swap contracts	(4,003,088)	3,803,787

Total		$9,551,005	$(5,984,517)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $635,094,000 and $85,714,000, respectively.

7  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $800 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

45

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$12,433,014,571	$10,161,140	$12,443,175,711
Corporate Bonds & Notes	—	561,628,360	177,360	561,805,720
Asset-Backed Securities	—	17,713,549	—	17,713,549
Common Stocks	—	24,235,383	32,698,235	56,933,618
Preferred Stocks	—	—	35,847	35,847
Warrants	—	378,525	—	378,525
Short-Term Investments	—	978,564,633	—	978,564,633

Total Investments	$—	$14,015,535,021	$43,072,582	$14,058,607,603

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(14,887,284)	$—	$(14,887,284)

Total	$—	$(14,887,284)	$—	$(14,887,284)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

46

Eaton Vance

Floating-Rate Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Floating-Rate Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the experience and abilities of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

48

Eaton Vance

Floating-Rate Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to permanently reduce fee rates in an agreed upon amount, such reduction to be effective May 1, 2013. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes revised breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

49

Eaton Vance

Floating-Rate Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Floating Rate Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044-6/13	FRSRC

Eaton Vance Floating-Rate & High Income Fund Semiannual Report April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Floating-Rate & High Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	48

Officers and Trustees	51

Important Notices	52

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Michael W. Weilheimer, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	3.95%	7.39%	5.91%	4.97%
Class A at NAV	05/07/2003	09/07/2000	3.94	7.43	5.92	4.95
Class A with 2.25% Maximum Sales Charge	—	—	1.59	4.98	5.45	4.71
Class B at NAV	09/05/2000	09/05/2000	3.56	6.69	5.13	4.19
Class B with 5% Maximum Sales Charge	—	—	–1.44	1.69	4.81	4.19
Class C at NAV	09/05/2000	09/05/2000	3.57	6.60	5.12	4.18
Class C with 1% Maximum Sales Charge	—	—	2.57	5.60	5.12	4.18
Class I at NAV	09/15/2000	09/15/2000	4.07	7.77	6.18	5.24
S&P/LSTA Leveraged Loan Index	—	—	3.85%	7.76%	6.73%	5.66%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
		1.07%	1.07%	1.83%	1.82%	0.82%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Fund Profile

Top 10 Issuers (% of total investments)4,5

Alliance Boots Holdings Limited	1.2%
HJ Heinz Co.	1.2
Aramark Corporation	1.1
Asurion LLC	1.0
UPC Financing Partnership	0.9
SunGard Data Systems, Inc.	0.9
FMG America Finance, Inc.	0.9
Intelsat Jackson Holdings Ltd.	0.8
Virgin Media Investment Holdings Limited	0.8
HCA, Inc.	0.8
Total	9.6%

Top 10 Sectors (% of total investments)4,5

Health Care	10.8%
Business Equipment and Services	8.3
Electronics/Electrical	6.0
Cable and Satellite Television	4.9
Food Products	4.6
Food Service	4.4
Retailers (Except Food and Drug)	4.1
Telecommunications	4.0
Automotive	3.9
Financial Intermediaries	3.7
Total	54.7%

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class A is linked to Advisers Class.

[3]	Source: Fund prospectus.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). Top 10 Issuers and Sectors are shown as a percentage of Floating Rate Portfolio’s total investments. Credit Quality is shown as a percentage of Floating Rate Portfolio’s loan holdings.

[5]	Excludes cash and cash equivalents.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,039.50	$5.31	1.05%
Class A	$1,000.00	$1,039.40	$5.31	1.05%
Class B	$1,000.00	$1,035.60	$9.14	1.81%
Class C	$1,000.00	$1,035.70	$9.09	1.80%
Class I	$1,000.00	$1,040.70	$4.10	0.81%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.60	$5.26	1.05%
Class A	$1,000.00	$1,019.60	$5.26	1.05%
Class B	$1,000.00	$1,015.80	$9.05	1.81%
Class C	$1,000.00	$1,015.90	$9.00	1.80%
Class I	$1,000.00	$1,020.80	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Floating Rate Portfolio, at value (identified cost, $1,504,159,180)	$1,497,466,421
Investment in High Income Opportunities Portfolio, at value (identified cost, $251,141,330)	262,233,307
Receivable for Fund shares sold	10,002,093
Total assets	$1,769,701,821

Liabilities
Payable for Fund shares redeemed	$4,960,672
Distributions payable	588,073
Payable to affiliates:
Administration fee	213,184
Distribution and service fees	387,434
Trustees’ fees	42
Accrued expenses	334,056
Total liabilities	$6,483,461
Net Assets	$1,763,218,360

Sources of Net Assets
Paid-in capital	$1,868,472,017
Accumulated net realized loss from Portfolios	(109,621,525)
Accumulated distributions in excess of net investment income	(31,350)
Net unrealized appreciation from Portfolios	4,399,218
Total	$1,763,218,360

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited) — continued

Advisers Class Shares
Net Assets	$252,348,410
Shares Outstanding	27,781,723
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.08

Class A Shares
Net Assets	$757,491,319
Shares Outstanding	78,399,333
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.66
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.88

Class B Shares
Net Assets	$8,712,684
Shares Outstanding	960,310
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.07

Class C Shares
Net Assets	$214,349,345
Shares Outstanding	23,647,031
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.06

Class I Shares
Net Assets	$530,316,602
Shares Outstanding	58,349,339
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.09

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income allocated from Portfolios (net of foreign taxes, $5,656)	$36,557,520
Dividends allocated from Portfolios (net of foreign taxes, $10,528)	257,043
Expenses allocated from Portfolios	(3,763,975)
Total investment income from Portfolios	$33,050,588

Expenses
Administration fee	$1,057,170
Distribution and service fees
Advisers Class	277,631
Class A	699,823
Class B	49,040
Class C	1,035,339
Trustees’ fees and expenses	250
Custodian fee	24,062
Transfer and dividend disbursing agent fees	734,819
Legal and accounting services	18,552
Printing and postage	22,062
Registration fees	60,417
Miscellaneous	10,297
Total expenses	$3,989,462

Net investment income	$29,061,126

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$5,213,422
Swap contracts	(639,074)
Foreign currency and forward foreign currency exchange transactions	2,059,589
Net realized gain	$6,633,937
Change in unrealized appreciation (depreciation) —
Investments	$20,542,790
Swap contracts	408,437
Foreign currency and forward foreign currency exchange contracts	(1,260,310)
Net change in unrealized appreciation (depreciation)	$19,690,917

Net realized and unrealized gain	$26,324,854

Net increase in net assets from operations	$55,385,980

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$29,061,126	$46,628,113
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	6,633,937	6,410,438
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	19,690,917	24,668,571
Net increase in net assets from operations	$55,385,980	$77,707,122
Distributions to shareholders —
From net investment income
Advisers Class	$(4,677,603)	$(8,929,879)
Class A	(11,608,663)	(16,560,429)
Class B	(171,624)	(557,657)
Class C	(3,609,631)	(7,972,268)
Class I	(9,159,566)	(12,901,904)
Total distributions to shareholders	$(29,227,087)	$(46,922,137)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$81,558,083	$74,518,169
Class A	424,167,291	128,870,267
Class B	100,482	328,191
Class C	20,946,064	24,612,510
Class I	235,590,805	190,333,738
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	4,612,879	8,702,411
Class A	11,126,656	15,152,443
Class B	143,677	446,559
Class C	2,783,883	6,055,225
Class I	7,029,988	8,860,653
Cost of shares redeemed
Advisers Class	(39,646,920)	(74,467,408)
Class A	(77,262,704)	(251,668,458)
Class B	(771,052)	(2,808,462)
Class C	(18,560,764)	(43,083,129)
Class I	(47,860,323)	(113,649,363)
Net asset value of shares exchanged
Class A	1,961,808	5,990,599
Class B	(1,961,808)	(5,990,599)
Net increase (decrease) in net assets from Fund share transactions	$603,958,045	$(27,796,654)

Net increase in net assets	$630,116,938	$2,988,331

Net Assets
At beginning of period	$1,133,101,422	$1,130,113,091
At end of period	$1,763,218,360	$1,133,101,422

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(31,350)	$134,611

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.920		$8.650	$8.700	$8.260	$6.810	$9.450

Income (Loss) From Operations
Net investment income(1)	$0.187		$0.405	$0.384	$0.395	$0.390	$0.551
Net realized and unrealized gain (loss)	0.162		0.272	(0.034)	0.519	1.444	(2.662)

Total income (loss) from operations	$0.349		$0.677	$0.350	$0.914	$1.834	$(2.111)

Less Distributions
From net investment income	$(0.189)		$(0.407)	$(0.384)	$(0.474)	$(0.388)	$(0.469)
Tax return of capital	—		—	(0.016)	—	—	(0.068)

Total distributions	$(0.189)		$(0.407)	$(0.400)	$(0.474)	$(0.388)	$(0.537)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.004	$0.008

Net asset value — End of period	$9.080		$8.920	$8.650	$8.700	$8.260	$6.810

Total Return(4)	3.95	%(5)	8.01%	4.06%	11.50%	28.05%	(23.29)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$252,348		$201,735	$187,220	$192,804	$134,367	$154,101
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.05	%(8)	1.07%	1.09%	1.11%	1.20%	1.22%
Net investment income	4.18	%(8)	4.62%	4.38%	4.65%	5.56%	6.28%
Portfolio Turnover of the Fund(9)	1	%(5)	15%	20%	15%	15%	8%
Portfolio Turnover of Floating Rate Portfolio	21	%(5)	42%	56%	39%	35%	7%
Portfolio Turnover of High Income Opportunities Portfolio	32	%(5)	76%	78%	79%	72%	48%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$9.490		$9.200	$9.260	$8.780	$7.240	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.195		$0.432	$0.405	$0.420	$0.413	$0.591
Net realized and unrealized gain (loss)	0.175		0.291	(0.041)	0.560	1.536	(2.838)

Total income (loss) from operations	$0.370		$0.723	$0.364	$0.980	$1.949	$(2.247)

Less Distributions
From net investment income	$(0.200)		$(0.433)	$(0.407)	$(0.500)	$(0.413)	$(0.498)
Tax return of capital	—		—	(0.017)	—	—	(0.073)

Total distributions	$(0.200)		$(0.433)	$(0.424)	$(0.500)	$(0.413)	$(0.571)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.004	$0.008

Net asset value — End of period	$9.660		$9.490	$9.200	$9.260	$8.780	$7.240

Total Return(4)	3.94	%(5)	8.04%	3.97%	11.46%	28.18%	(23.31)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$757,491		$386,870	$478,213	$252,028	$180,646	$144,591
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.05	%(8)	1.07%	1.10%	1.11%	1.20%	1.22%
Net investment income	4.10	%(8)	4.63%	4.36%	4.65%	5.47%	6.35%
Portfolio Turnover of the Fund(9)	1	%(5)	15%	20%	15%	15%	8%
Portfolio Turnover of Floating Rate Portfolio	21	%(5)	42%	56%	39%	35%	7%
Portfolio Turnover of High Income Opportunities Portfolio	32	%(5)	76%	78%	79%	72%	48%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.910		$8.640	$8.690	$8.250	$6.810	$9.450

Income (Loss) From Operations
Net investment income(1)	$0.155		$0.337	$0.319	$0.333	$0.348	$0.487
Net realized and unrealized gain (loss)	0.160		0.272	(0.033)	0.519	1.425	(2.661)

Total income (loss) from operations	$0.315		$0.609	$0.286	$0.852	$1.773	$(2.174)

Less Distributions
From net investment income	$(0.155)		$(0.339)	$(0.322)	$(0.412)	$(0.337)	$(0.414)
Tax return of capital	—		—	(0.014)	—	—	(0.060)

Total distributions	$(0.155)		$(0.339)	$(0.336)	$(0.412)	$(0.337)	$(0.474)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.004	$0.008

Net asset value — End of period	$9.070		$8.910	$8.640	$8.690	$8.250	$6.810

Total Return(4)	3.56	%(5)	7.18%	3.31%	10.58%	27.14%	(23.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,713		$11,026	$18,615	$24,115	$28,490	$46,480
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.81	%(8)	1.83%	1.84%	1.86%	1.95%	1.97%
Net investment income	3.48	%(8)	3.85%	3.64%	3.93%	5.03%	5.58%
Portfolio Turnover of the Fund(9)	1	%(5)	15%	20%	15%	15%	8%
Portfolio Turnover of Floating Rate Portfolio	21	%(5)	42%	56%	39%	35%	7%
Portfolio Turnover of High Income Opportunities Portfolio	32	%(5)	76%	78%	79%	72%	48%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.900		$8.630	$8.690	$8.240	$6.810	$9.450

Income (Loss) From Operations
Net investment income(1)	$0.154		$0.338	$0.317	$0.332	$0.339	$0.488
Net realized and unrealized gain (loss)	0.161		0.273	(0.041)	0.530	1.424	(2.663)

Total income (loss) from operations	$0.315		$0.611	$0.276	$0.862	$1.763	$(2.175)

Less Distributions
From net investment income	$(0.155)		$(0.341)	$(0.322)	$(0.412)	$(0.337)	$(0.413)
Tax return of capital	—		—	(0.014)	—	—	(0.060)

Total distributions	$(0.155)		$(0.341)	$(0.336)	$(0.412)	$(0.337)	$(0.473)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.004	$0.008

Net asset value — End of period	$9.060		$8.900	$8.630	$8.690	$8.240	$6.810

Total Return(4)	3.57	%(5)	7.21%	3.19%	10.72%	26.98%	(23.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214,349		$205,425	$211,581	$198,350	$183,193	$177,628
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.80	%(8)	1.82%	1.84%	1.86%	1.95%	1.97%
Net investment income	3.46	%(8)	3.87%	3.63%	3.92%	4.82%	5.59%
Portfolio Turnover of the Fund(9)	1	%(5)	15%	20%	15%	15%	8%
Portfolio Turnover of Floating Rate Portfolio	21	%(5)	42%	56%	39%	35%	7%
Portfolio Turnover of High Income Opportunities Portfolio	32	%(5)	76%	78%	79%	72%	48%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes investment activity of the Portfolios.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$8.930		$8.660	$8.710	$8.260	$6.820	$9.460

Income (Loss) From Operations
Net investment income(1)	$0.197		$0.427	$0.404	$0.416	$0.399	$0.563
Net realized and unrealized gain (loss)	0.163		0.273	(0.033)	0.528	1.442	(2.652)

Total income (loss) from operations	$0.360		$0.700	$0.371	$0.944	$1.841	$(2.089)

Less Distributions
From net investment income	$(0.200)		$(0.430)	$(0.404)	$(0.494)	$(0.405)	$(0.490)
Tax return of capital	—		—	(0.017)	—	—	(0.069)

Total distributions	$(0.200)		$(0.430)	$(0.421)	$(0.494)	$(0.405)	$(0.559)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.000 (3)	$0.004	$0.008

Net asset value — End of period	$9.090		$8.930	$8.660	$8.710	$8.260	$6.820

Total Return(4)	4.07	%(5)	8.28%	4.31%	11.76%	28.31%	(23.06)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$530,317		$328,045	$234,483	$122,861	$76,745	$20,854
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.81	%(8)	0.82%	0.84%	0.86%	0.96%	0.94%
Net investment income	4.42	%(8)	4.87%	4.61%	4.89%	5.69%	6.47%
Portfolio Turnover of the Fund(9)	1	%(5)	15%	20%	15%	15%	8%
Portfolio Turnover of Floating Rate Portfolio	21	%(5)	42%	56%	39%	35%	7%
Portfolio Turnover of High Income Opportunities Portfolio	32	%(5)	76%	78%	79%	72%	48%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes investment activity of the Portfolios.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Floating Rate Portfolio and High Income Opportunities Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Floating Rate Portfolio and High Income Opportunities Portfolio (11.2% and 28.0%, respectively, at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $105,891,792 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($1,505,442), October 31, 2015 ($3,277,415), October 31, 2016 ($60,560,805), October 31, 2017 ($19,014,413), October 31, 2018 ($16,335,693) and October 31, 2019 ($5,198,024). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

15

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $1,057,170. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2013, the Fund’s allocated portion of adviser fees paid by the Portfolios amounted to $3,494,862 or 0.49% (annualized) of the Fund’s average daily net assets.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $10,965 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $17,142 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $277,631 for Advisers Class shares and $699,823 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $36,780 and $776,504 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,725,000 and $74,772,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $12,260 and $258,835 for Class B and Class C shares, respectively.

16

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $4,000, $6,000 and $12,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Floating Rate Portfolio	$510,405,522	$9,213,346
High Income Opportunities Portfolio	66,451,001	1,573,759

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Sales	9,059,152	8,474,195
Issued to shareholders electing to receive payments of distributions in Fund shares	511,986	990,892
Redemptions	(4,401,077)	(8,494,372)

Net increase	5,170,061	970,715

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Sales	44,334,377	13,781,890
Issued to shareholders electing to receive payments of distributions in Fund shares	1,160,017	1,622,226
Redemptions	(8,063,524)	(27,247,670)
Exchange from Class B shares	204,991	643,038

Net increase (decrease)	37,635,861	(11,200,516)

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Sales	11,203	37,596
Issued to shareholders electing to receive payments of distributions in Fund shares	15,984	51,002
Redemptions	(85,821)	(321,300)
Exchange to Class A shares	(218,405)	(684,890)

Net decrease	(277,039)	(917,592)

17

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Sales	2,331,303	2,805,730
Issued to shareholders electing to receive payments of distributions in Fund shares	309,731	691,077
Redemptions	(2,066,626)	(4,931,572)

Net increase (decrease)	574,408	(1,434,765)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Sales	26,134,103	21,600,464
Issued to shareholders electing to receive payments of distributions in Fund shares	779,421	1,006,319
Redemptions	(5,311,067)	(12,947,788)

Net increase	21,602,457	9,658,995

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013 and October 31, 2012, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

18

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 93.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,925	$15,145,143
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	7,719	7,801,254
Term Loan, 6.25%, Maturing November 2, 2018	3,499	3,536,569
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017	5,517	5,633,739
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	19,525	19,581,954
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	28,524	22,248,746
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	20,449	20,789,569
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	91,074	91,903,851
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	11,403	11,474,477
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	35,012	35,571,816
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	4,472	4,507,921

		$238,195,039

Air Transport — 0.1%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(2)	10,924	$10,746,166

		$10,746,166

Automotive — 4.1%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 30, 2020	8,550	$8,667,563
Allison Transmission, Inc.
Term Loan, 3.21%, Maturing August 7, 2017	22,452	22,560,081
Term Loan, 4.25%, Maturing August 23, 2019	43,082	43,782,343
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	7,818	7,932,371
Capital Automotive L.P.
Term Loan, Maturing March 27, 2019(3)	9,500	9,590,544
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	106,931	108,742,393
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014	42,136	40,037,520
Term Loan, 2.14%, Maturing December 28, 2015	34,329	32,619,662

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2015(4)		4,852	$4,676,506
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		73,325	74,226,018
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		29,360	29,689,808
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		15,661	15,993,541
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,486	7,279,308
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,248	5,267,799
SRAM, LLC
Term Loan, 4.00%, Maturing June 7, 2018		41,346	41,316,487
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,421	23,802,022
Tower International Inc.
Term Loan, 5.75%, Maturing April 16, 2020		12,500	12,718,750
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		9,726	9,811,229
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,377	3,412,491
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		44,925	45,308,749

			$547,435,185

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
Term Loan, Maturing April 25, 2020(3)		12,675	$12,704,051

			$12,704,051

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 20, 2020		22,175	$22,380,496
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		13,050	13,128,848
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		8,468	8,044,422
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		15,585	15,819,136
Realogy Corporation
Term Loan, 6.20%, Maturing October 10, 2013		2,244	2,244,035
Term Loan, 4.45%, Maturing October 10, 2016		600	600,186
Term Loan, 4.50%, Maturing March 5, 2020		20,430	20,708,746

19	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing February 11, 2020		6,250	$6,281,250
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,452	8,539,404
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		17,407	17,146,296
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.20%, Maturing January 8, 2014		13,475	13,628,615

			$128,521,434

Business Equipment and Services — 8.7%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		3,322	$3,346,949
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		32,615	33,155,304
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		44,703	45,290,153
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		40,732	40,135,646
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		16,615	16,770,302
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,738,128
Term Loan, 5.00%, Maturing February 21, 2015		30,020	29,870,219
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		9,426	9,567,771
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		12,536	12,787,216
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		5,893	5,907,612
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		1,810	1,839,675
Term Loan, 6.25%, Maturing October 23, 2018		7,543	7,665,311
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		11,475	11,618,720
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		15,994	16,213,768
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014		5,782	5,812,704
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		36,550	36,719,044
ClientLogic Corporation
Term Loan, 6.87%, Maturing January 30, 2017	EUR	2,912	3,642,820
Term Loan, 7.03%, Maturing January 30, 2017		9,682	9,609,732

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		5,636	$5,685,189
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,842	7,920,278
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		30,923	30,993,374
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		10,663	10,752,886
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016		1,152	961,316
Term Loan, 8.25%, Maturing March 29, 2018		24,334	21,126,769
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		23,092	23,294,181
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		6,725	6,758,625
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		27,057	27,473,660
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		4,204	4,277,443
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		22,742	22,969,526
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		25,721	26,154,788
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		48,707	49,064,842
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		8,828	8,932,706
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		38,206	38,563,889
Term Loan, 4.25%, Maturing September 1, 2017	EUR	38,544	51,078,201
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		25,112	25,481,140
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		39,775	40,272,504
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,275	14,054,906
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		23,706	23,468,926
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		11,235	11,234,533
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		1,846	1,848,495
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,500	1,517,250

20	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		20,293	$20,622,986
National CineMedia, LLC
Term Loan, 3.45%, Maturing November 23, 2019		5,658	5,700,192
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		5,378	5,451,960
Term Loan, 4.50%, Maturing June 8, 2018		68,140	69,105,279
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		13,557	13,743,282
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		19,526	19,843,263
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,949	1,957,638
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		11,296	11,380,805
SunGard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 28, 2017		14,691	14,798,459
Term Loan, 4.50%, Maturing January 31, 2020		10,783	10,950,132
Term Loan, 4.00%, Maturing March 8, 2020		93,743	95,061,457
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		9,370	9,487,584
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019		32,804	33,264,917
Travelport LLC
Term Loan, 3.03%, Maturing August 23, 2013		154	153,093
Term Loan, 4.88%, Maturing August 21, 2015	EUR	1,481	1,930,299
Term Loan, 5.03%, Maturing August 21, 2015		10,699	10,698,158
Term Loan, 5.53%, Maturing August 21, 2015		5,903	5,901,795
Term Loan, 5.53%, Maturing August 21, 2015		13,495	13,493,080
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,602	1,618,614
Term Loan, 6.00%, Maturing July 28, 2017		8,183	8,269,587
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		5,900	5,973,750
Term Loan, 6.00%, Maturing February 21, 2019	CAD	5,000	5,025,063
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018		54,762	55,712,817

			$1,168,720,711

Cable and Satellite Television — 4.8%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing December 2, 2019		11,697	$11,902,190
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,547	4,577,412

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,203	$7,310,538
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		62,922	63,462,701
Charter Communications Operating, LLC
Term Loan, 3.45%, Maturing September 6, 2016		6,625	6,651,095
Term Loan, 4.00%, Maturing May 15, 2019		10,915	10,957,951
Term Loan, Maturing April 10, 2020(3)		21,100	21,082,972
Term Loan, Maturing January 19, 2021(3)		10,525	10,535,967
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		10,203	10,263,275
CSC Holdings, Inc.
Term Loan, 2.70%, Maturing April 15, 2020		51,475	51,442,828
ION Media Networks, Inc.
Revolving Loan, 0.50%, Maturing January 22, 2018(4)		5,500	4,801,500
Term Loan, 7.25%, Maturing July 31, 2018		13,324	13,523,987
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		18,075	18,203,025
Term Loan, 2.84%, Maturing April 17, 2020	EUR	10,800	14,288,847
Term Loan, Maturing June 30, 2020(3)	EUR	3,000	3,969,784
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	17,822	23,392,055
Term Loan, 3.00%, Maturing March 4, 2016	EUR	17,822	23,392,055
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		7,380	7,389,463
Term Loan, 1.93%, Maturing January 30, 2015		7,500	7,509,375
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		9,992	10,100,686
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		18,647	18,662,508
Term Loan, 4.50%, Maturing October 23, 2017		10,222	10,297,607
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.71%, Maturing July 1, 2016	EUR	3,546	4,667,557
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,354,063
Term Loan, 3.87%, Maturing March 26, 2021	EUR	71,790	95,290,106
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,334,150
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 15, 2020(3)	GBP	27,575	43,377,950
Term Loan, Maturing February 17, 2020(3)		73,025	73,121,977
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,207	7,291,583
YPSO Holding SA
Term Loan, Maturing June 16, 2014(3)	EUR	121	159,922

21	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
YPSO Holding SA (continued)
Term Loan, Maturing June 16, 2014(3)	EUR	310	$408,142
Term Loan, Maturing June 16, 2014(3)	EUR	1,358	1,787,840
Term Loan, Maturing December 31, 2015(3)	EUR	3,849	5,062,327
Term Loan, Maturing December 31, 2015(3)	EUR	7,602	9,999,329
Term Loan, 4.87%, Maturing June 6, 2016	EUR	5,595	7,401,075
Term Loan, 4.87%, Maturing June 6, 2016	EUR	6,711	8,877,124
Term Loan, Maturing June 6, 2016(3)	EUR	407	537,732

			$642,388,698

Chemicals and Plastics — 2.9%
AI Chemical & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	4,475	$5,967,020
Term Loan, 4.50%, Maturing October 3, 2019		3,245	3,291,927
Term Loan, 4.50%, Maturing October 3, 2019		6,255	6,344,636
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		14,606	14,898,357
Celanese U.S. Holdings LLC
Term Loan, 2.87%, Maturing October 31, 2016	EUR	664	878,939
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		10,918	11,095,081
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		3,986	4,065,771
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,910	8,977,010
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		3,723	3,772,111
Huntsman International, LLC
Term Loan, 2.47%, Maturing June 30, 2016		2,285	2,299,072
Term Loan, 2.74%, Maturing April 19, 2017		16,358	16,468,580
Ineos Finance PLC
Term Loan, 6.75%, Maturing May 4, 2018	EUR	1,810	2,422,840
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		50,047	50,765,951
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		9,925	10,017,968
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,119	1,141,061
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,961	10,097,652
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		40,649	41,179,191
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,343	6,466,012

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		4,505	$4,563,708
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing February 8, 2018		38,425	39,061,433
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020		71,450	72,462,232
Term Loan, 5.25%, Maturing February 3, 2020	EUR	4,000	5,342,115
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		62,832	63,307,168

			$384,885,835

Clothing / Textiles — 0.1%
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		6,919	$7,014,344

			$7,014,344

Conglomerates — 1.5%
ISS Holdings A/S
Term Loan, Maturing March 15, 2018(3)		7,200	$7,279,502
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		8,925	8,969,625
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		38,151	38,587,823
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		18,757	18,921,096
Term Loan, 5.50%, Maturing October 18, 2017		16,139	16,391,661
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		8,382	8,445,277
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,251,772
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		46,627	47,414,107
Term Loan, 5.03%, Maturing December 17, 2019	CAD	10,324	10,298,944
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		34,182	34,737,311

			$195,297,118

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		24,038	$24,199,556
Term Loan, 3.50%, Maturing February 7, 2020		46,790	46,812,740
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		30,548	31,006,664

22	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		3,377	$3,419,200
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		53,208	54,181,537
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		1,032	1,049,863
Term Loan, 4.50%, Maturing October 3, 2018	EUR	737	988,151
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,055	7,117,085

			$168,774,796

Cosmetics / Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		34,886	$35,175,269
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		6,158	6,264,364
Revlon, Inc.
Term Loan, 4.00%, Maturing November 20, 2017		5,500	5,591,097
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		39,150	39,590,437

			$86,621,167

Drugs — 0.6%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		6,456	$6,540,921
Term Loan, 5.50%, Maturing February 10, 2017		25,156	25,399,502
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		14,860	15,014,365
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		240	242,072
Term Loan, 4.25%, Maturing March 15, 2018		4,089	4,155,865
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		5,023	5,105,348
Term Loan, 4.25%, Maturing March 15, 2018		11,539	11,728,154
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		9,093	9,241,923

			$77,428,150

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		58,803	$59,598,695
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)		41	42,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	5,860	$5,939,063

		$65,580,483

Electronics / Electrical — 6.3%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	23,228	$23,598,448
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	23,351	23,745,333
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	48,906	49,627,299
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	8,439	8,491,521
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	33,967	34,455,173
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	17,157	17,278,523
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,116	10,116,279
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	10,429	10,494,578
Dell Inc.
Term Loan, Maturing February 28, 2014(3)	37,283	37,282,692
Term Loan - Second Lien, Maturing February 5, 2021(3)	23,317	23,317,308
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	20,460	20,268,179
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	33,334	33,917,412
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	30,750	30,922,969
Eze Castle Software Inc.
Term Loan, 5.00%, Maturing February 22, 2020	6,500	6,592,085
Term Loan - Second Lien, 8.75%, Maturing February 22, 2021	3,000	3,069,375
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	39,550	40,087,643
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	3,890	3,924,290
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	91,125	92,757,684
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	19,125	19,256,484
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016	1,700	1,723,907

23	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	29,664	$30,248,460
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	18,749	18,990,790
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	15,926	16,318,707
Term Loan, 4.75%, Maturing January 11, 2020	32,903	33,752,534
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	12,350	12,458,062
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	40,723	41,734,658
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	7,350	7,809,375
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	2,768	2,774,575
Semtech Corporation
Term Loan, 5.50%, Maturing March 20, 2017	2,797	2,823,845
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	13,849	14,035,125
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	3,010	3,028,752
Term Loan, 5.00%, Maturing March 10, 2016	3,975	4,001,501
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	14,363	14,560,761
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	10,921	11,084,483
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	8,465	8,633,989
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	18,848	19,125,210
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	10,624	10,761,324
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	17,332	17,591,536
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	10,150	10,327,625
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,359	4,378,999
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	15,907	16,066,438
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	20,873	21,133,596
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	32,929	33,299,198

		$845,866,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.5%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	18,229	$18,411,606
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	15,050	15,200,500
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	33,940,208

		$67,552,314

Financial Intermediaries — 3.7%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	11,425	$11,617,797
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	9,972	10,096,564
CB Richard Ellis Services, Inc.
Term Loan, 2.95%, Maturing March 29, 2021	3,500	3,526,250
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	29,900	30,012,282
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	16,534	16,698,898
First Data Corporation
Term Loan, 4.20%, Maturing March 24, 2017	2,000	1,999,376
Term Loan, 4.20%, Maturing March 23, 2018	43,343	43,254,485
Term Loan, 4.20%, Maturing September 24, 2018	38,428	38,332,338
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing March 31, 2020	2,825	2,851,484
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	11,524	11,480,620
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	5,212	5,251,590
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	12,299	12,390,992
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,279	20,404,773
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	4,227	4,241,239
Term Loan, 4.00%, Maturing March 29, 2019	33,116	33,436,323
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,650	12,934,582
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 31, 2020	11,229	11,319,930
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 20, 2020	13,775	13,912,750
Nuveen Investments, Inc.
Term Loan, 4.20%, Maturing May 13, 2017	72,765	73,750,352

24	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		43,100	$43,881,188
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016		26,974	25,204,375
RJO Holdings Corp.
Term Loan, 6.20%, Maturing December 10, 2015(5)		63	51,347
Term Loan, 6.95%, Maturing December 10, 2015(5)		1,970	1,545,785
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		29,227	29,564,518
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		2,494	2,534,273
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		5,486	5,547,970
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		5,431	5,459,711
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		19,831	20,194,317

			$491,496,109

Food Products — 4.7%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		16,209	$16,462,647
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,042	9,941,693
Autobar BV (Acorn 3 BV)
Term Loan, 5.32%, Maturing October 31, 2019	EUR	12,250	16,013,326
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		29,393	29,750,935
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		10,672	10,765,173
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		91,107	91,951,928
Dole Food Company Inc.
Term Loan, Maturing April 1, 2020(3)		19,800	19,960,875
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		12,758	12,917,368
HJ Heinz Co.
Term Loan, Maturing March 27, 2020(3)		161,050	162,715,901
Iglo Foods Midco Limited
Term Loan, 5.12%, Maturing January 31, 2018	EUR	8,000	10,665,107
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		42,299	42,563,192
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		19,281	19,606,365

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	$101,320,917
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		65,400	65,808,488
United Biscuits (UK) Limited
Term Loan, 2.37%, Maturing December 15, 2014	EUR	1,588	2,091,893
Term Loan - Second Lien, 4.49%, Maturing June 15, 2016	GBP	4,000	6,211,846
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		14,997	15,137,752

			$633,885,406

Food Service — 4.6%
Aramark Corporation
Term Loan, 3.70%, Maturing July 26, 2016		3,177	$3,211,007
Term Loan, 3.70%, Maturing July 26, 2016		12,684	12,806,489
Term Loan, 3.70%, Maturing July 26, 2016		83,932	84,744,197
Term Loan, 3.75%, Maturing July 26, 2016		19,687	19,896,229
Term Loan, 3.78%, Maturing July 26, 2016		950	952,185
Term Loan, 4.00%, Maturing September 9, 2019		36,100	36,626,302
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		4,801	4,860,886
Buffets, Inc.
Term Loan, 0.16%, Maturing April 22, 2015(5)		911	911,457
Term Loan, 10.50%, Maturing July 18, 2017		3,147	3,241,032
Term Loan, 10.50%, Maturing July 19, 2017		1,481	1,525,687
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		25,124	25,472,970
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		7,594	7,689,305
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,489	15,741,185
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		59,353	60,057,648
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		48,808	49,570,245
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		7,731	7,856,248
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		52,160	52,529,334
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		9,408	9,595,892
Sagittarius Restaurants, LLC
Term Loan, 7.25%, Maturing October 1, 2018		9,304	9,397,111

25	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		17,746	$17,956,745
Term Loan, 5.75%, Maturing March 31, 2017		61,137	62,024,817
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		96,525	96,464,672
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		38,024	38,297,399

			$621,429,042

Food / Drug Retailers — 3.0%
Albertson’s, LLC
Term Loan, 5.75%, Maturing March 21, 2016		24,175	$24,509,292
Alliance Boots Holdings Limited
Term Loan, 3.49%, Maturing July 9, 2015	GBP	10,000	15,481,725
Term Loan, 3.58%, Maturing July 10, 2017	EUR	22,497	29,695,532
Term Loan, 3.99%, Maturing July 10, 2017	GBP	77,250	120,108,828
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		72,749	73,567,271
Iceland Foods Group Limited
Term Loan, 4.67%, Maturing April 12, 2019	EUR	7,950	10,628,980
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		4,677	4,758,222
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		64,650	65,514,694
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		26,500	27,548,949
Supervalu Inc.
Term Loan, 6.25%, Maturing March 21, 2019		30,800	31,313,344

			$403,126,837

Forest Products — 0.1%
Ranpak Corporation
Term Loan, Maturing April 10, 2019(3)	EUR	3,000	$4,000,237
Term Loan, Maturing April 23, 2019(3)		4,500	4,556,250

			$8,556,487

Health Care — 10.9%
Ahlsell Investco AB (Cidron)
Term Loan, Maturing June 28, 2019(3)	EUR	2,000	$2,656,618
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,470	5,555,215
Term Loan, 4.25%, Maturing June 30, 2017		6,814	6,920,215
Term Loan, 4.25%, Maturing June 30, 2017		27,489	27,918,332

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		20,132	$20,226,233
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		16,359	16,522,702
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		8,825	8,851,201
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		21,752	22,132,244
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		5,561	5,654,905
Biomet Inc.
Term Loan, 3.97%, Maturing July 25, 2017		69,592	70,591,959
BSN Medical Acquisition Holding GmbH
Term Loan, 5.25%, Maturing August 28, 2019	EUR	2,000	2,670,117
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016		13,024	13,145,815
Term Loan, 4.25%, Maturing September 15, 2017		22,623	22,898,796
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019		19,950	20,290,425
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017		64,848	65,577,832
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		18,508	18,866,677
CRC Health Corporation
Term Loan, 4.78%, Maturing November 16, 2015		29,135	29,353,760
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,515	10,646,439
Term Loan, 4.00%, Maturing November 1, 2019		25,436	25,764,734
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		26,586	27,051,321
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		30,244	29,620,256
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		27,579	27,751,992
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018		67,730	68,711,116
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		40,855	41,413,425
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		19,611	19,807,026
HCA, Inc.
Term Loan, 3.53%, Maturing March 31, 2017		61,569	61,821,423
Term Loan, 2.95%, Maturing May 1, 2018		50,550	50,739,577
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018		35,393	35,787,019

26	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	30,567	$31,016,973
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	22,658	23,008,123
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	19,072	18,944,554
Term Loan, 7.75%, Maturing May 15, 2018	10,111	10,060,006
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	8,579	8,669,647
Term Loan, 5.25%, Maturing June 1, 2018	12,444	12,576,341
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	63,261	64,486,503
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	5,856	6,009,463
Lifepoint Hospitals, Inc.
Term Loan, 2.70%, Maturing July 24, 2017	10,274	10,362,013
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	6,940	7,015,623
Medpace, Inc.
Term Loan, 5.50%, Maturing June 16, 2017	11,696	11,783,247
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	11,651	11,738,701
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	8,474	8,600,790
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	58,499	59,254,561
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	3,737	3,755,936
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	11,472	11,565,575
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	19,202	19,375,153
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	75,579	76,777,417
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	5,773	5,686,220
Radnet Management, Inc.
Term Loan, 4.26%, Maturing October 10, 2018	24,268	24,487,849
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	19,866	20,089,080
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	10,823	10,958,161
Term Loan, 5.50%, Maturing June 1, 2018	33,319	33,735,037
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	6,918	7,016,334

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020		5,350	$5,416,875
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		19,571	19,772,939
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019		18,208	18,492,775
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		4,166	4,212,283
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		27,401	27,756,188
Term Loan, 3.50%, Maturing December 11, 2019		43,666	44,218,194
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		28,449	28,862,169
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017		32,967	33,358,863
Term Loan, 4.37%, Maturing April 3, 2017	EUR	2,993	3,950,827
Term Loan, 4.45%, Maturing April 3, 2017		25,594	25,962,399

			$1,467,924,193

Home Furnishings — 0.4%
Oreck Corporation
Term Loan - Second Lien, 3.78%, Maturing March 19, 2016(5)		797	$730,402
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		34,663	35,192,362
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	2,795	3,539,289
Tempur-Pedic International Inc.
Term Loan, 5.00%, Maturing December 12, 2019		21,322	21,701,364

			$61,163,417

Industrial Equipment — 1.2%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		5,248	$5,313,895
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing February 1, 2020		24,125	24,483,522
Colfax Corporation
Term Loan, 3.12%, Maturing January 13, 2017	EUR	3,688	4,862,627
Term Loan, 3.25%, Maturing January 11, 2019		11,147	11,259,926
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		2,880	2,894,900
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		14,973	15,272,956

27	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		11,595	$11,652,727
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		22,541	22,968,309
Kion Group GMBH
Term Loan, 4.12%, Maturing December 23, 2014(6)	EUR	1,999	2,639,156
Term Loan, 4.09%, Maturing December 29, 2015(6)	EUR	3,559	4,697,420
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,334	1,353,454
Neenah Foundry Company
Term Loan, Maturing October 12, 2016(3)		7,350	7,313,250
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,808,036
Term Loan, 4.75%, Maturing January 27, 2017	EUR	2,000	2,656,947
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		13,968	14,037,349
Terex Corporation
Term Loan, 5.00%, Maturing April 28, 2017	EUR	9,851	13,037,484
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,003	4,050,730

			$160,302,688

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		27,755	$28,145,762
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		4,913	4,972,563
Applied Systems, Inc.
Term Loan, 4.25%, Maturing June 8, 2017		13,901	14,056,902
Asurion LLC
Term Loan, 4.75%, Maturing July 18, 2017		5,829	5,897,142
Term Loan, 4.50%, Maturing May 24, 2019		137,973	139,918,998
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		10,449	10,631,667
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018		17,825	18,103,547
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019		36,683	37,202,751
Cooper Gay Swett & Crawford Ltd.
Term Loan, Maturing April 6, 2020(3)		7,550	7,628,648
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		15,312	15,617,858
Hub International Limited
Term Loan, 3.71%, Maturing June 13, 2017		31,241	31,592,478

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Sedgwick CMS Holdings, Inc.
Term Loan, 4.00%, Maturing December 30, 2016	9,318	$9,434,461

		$323,202,777

Leisure Goods / Activities / Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, Maturing April 30, 2020(3)	36,800	$36,708,000
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 30, 2019	71,015	71,858,595
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	7,000	7,077,294
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,375	16,594,933
Cinemark USA, Inc.
Term Loan, 3.20%, Maturing December 18, 2019	2,294	2,319,345
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	12,561	12,788,863
Delta 2 (LUX) S.a.r.l.
Term Loan, 6.00%, Maturing April 30, 2019	23,315	23,746,418
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	13,975	14,149,688
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	7,450	7,491,720
Kasima, LLC
Term Loan, 3.95%, Maturing March 10, 2015	15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017	11,787	11,831,372
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	38,010	38,572,300
LodgeNet Interactive Corp.
DIP Loan, 0.00%, Maturing July 3, 2013(4)	1,161	1,165,849
Term Loan, 6.75%, Maturing March 31, 2018	6,303	4,892,865
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.45%, Maturing July 21, 2017	13,045	13,176,486
Regal Cinemas, Inc.
Term Loan, 2.72%, Maturing August 23, 2017	5,774	5,819,508
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(5)	4,100	3,434,068
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.92%, Maturing February 17, 2016	5,742	5,772,912
Term Loan, 4.00%, Maturing August 17, 2017	20,912	21,126,365
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	20,123	20,453,642
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	15,061	15,299,344

28	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Vue Entertainment Investment Limited
Term Loan, 5.51%, Maturing December 21, 2017	GBP	7,000	$10,924,423
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		6,048	6,144,202
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		40,848	41,153,982

			$407,558,424

Lodging and Casinos — 1.9%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		4,914	$5,006,478
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,409	5,452,891
Caesars Entertainment Operating Company
Revolving Loan, Maturing January 27, 2017(3)		15,000	13,050,000
Term Loan, 9.50%, Maturing October 31, 2016		9,675	9,877,546
Term Loan, 5.45%, Maturing January 26, 2018		47,387	43,131,695
Gala Group LTD
Term Loan, 5.50%, Maturing May 25, 2018	GBP	48,838	76,011,883
Las Vegas Sands LLC
Term Loan, 2.70%, Maturing November 23, 2016		3,236	3,246,931
Term Loan, 2.70%, Maturing November 23, 2016		3,608	3,619,943
MGM Resorts International
Term Loan, 3.28%, Maturing December 20, 2017		14,464	14,522,516
Term Loan, 4.25%, Maturing December 20, 2019		39,414	40,084,336
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		3,803	3,849,051
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,210	9,284,859
Quidnax AB
Term Loan, 2.35%, Maturing April 27, 2015	EUR	4,725	6,109,248
Term Loan, 2.85%, Maturing June 30, 2016	EUR	4,725	6,109,248
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 20, 2020		10,275	10,360,026

			$249,716,651

Nonferrous Metals / Minerals — 1.2%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		39,903	$40,593,505
Constellium Holdco B.V.
Term Loan, 6.25%, Maturing March 25, 2020		9,625	9,937,812
Term Loan, 6.75%, Maturing March 25, 2020	EUR	2,000	2,706,333
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		32,696	33,074,414

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	11,929	$12,078,619
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	29,741	30,260,972
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	13,526	13,597,531
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	13,045	12,490,396
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	2,000	1,910,000

		$156,649,582

Oil and Gas — 3.1%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	2,067	$2,090,718
Term Loan, 9.00%, Maturing June 23, 2017	19,799	20,244,382
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	12,429	12,697,816
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	11,183	11,206,456
Term Loan, 4.00%, Maturing April 23, 2020	17,892	17,930,329
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	14,321	14,416,357
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	16,965	16,765,897
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	24,314	24,708,692
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	110,742	112,079,831
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	24,315	24,557,954
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	27,575	27,685,300
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	7,300	7,373,000
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	14,000	14,183,750
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	28,872	29,352,987
Term Loan, 5.00%, Maturing September 25, 2019	2,337	2,375,736
Term Loan, 5.00%, Maturing September 25, 2019	3,826	3,889,512
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(4)	15,000	15,093,750
Term Loan, 5.71%, Maturing November 13, 2018	27,232	27,560,791

29	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		34,863	$35,422,902

			$419,636,160

Publishing — 3.5%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		30,115	$30,107,540
Aster Zweite Beteiligungs GmbH
Term Loan, 5.49%, Maturing December 31, 2013		13	12,674
Term Loan, 5.49%, Maturing December 31, 2013		23	22,452
Term Loan, 5.46%, Maturing December 31, 2014	EUR	719	953,907
Term Loan, 5.46%, Maturing December 31, 2014	EUR	1,235	1,639,699
Term Loan, 5.46%, Maturing December 31, 2014	EUR	2,435	3,231,826
Term Loan, 5.53%, Maturing December 31, 2014		959	966,282
Term Loan, 5.53%, Maturing December 31, 2014		2,491	2,510,439
Term Loan, 5.53%, Maturing December 31, 2014		7,273	7,301,712
Term Loan, 5.53%, Maturing December 31, 2014		9,809	9,847,791
Term Loan, 5.53%, Maturing December 31, 2014		13,060	13,161,693
Black Press US Partnership
Term Loan, 2.29%, Maturing August 2, 2013		720	716,406
Term Loan, 2.29%, Maturing August 2, 2013		1,186	1,179,962
Cengage Learning Acquisitions, Inc.
Term Loan, 2.70%, Maturing July 3, 2014		11,766	9,214,001
GateHouse Media Operating, Inc.
Term Loan, 2.20%, Maturing August 28, 2014		4,803	1,760,192
Term Loan, 2.20%, Maturing August 28, 2014		15,303	5,608,488
Term Loan, 2.45%, Maturing August 28, 2014		9,134	3,347,772
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		74,314	75,486,495
Instant Web, Inc.
Term Loan, 3.57%, Maturing August 7, 2014		1,614	1,178,434
Term Loan, 3.57%, Maturing August 7, 2014		15,486	11,304,656
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		62,294	63,072,970
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		7,307	7,443,688
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		94,439	95,343,871
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		12,400	12,381,400
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		523	529,394
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		10,349	10,452,553

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		277	$226,019
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		16,053	15,432,186
Nielsen Finance LLC
Term Loan, 2.95%, Maturing May 2, 2016		38,742	39,284,489
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing May 31, 2013		1,627	1,627,333
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		2,012	335,015
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013(5)		3,971	3,110,341
Springer Science+Business Media S.A.
Term Loan, 4.20%, Maturing June 17, 2016		1,724	1,727,012
Term Loan, 4.12%, Maturing July 21, 2016	EUR	4,234	5,591,498
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		313	306,181
Term Loan, 8.00%, Maturing September 29, 2014		841	821,961
Trader Media Corporation Limited
Term Loan, 3.99%, Maturing June 8, 2017	GBP	2,000	3,076,928
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		32,818	33,260,626

			$473,575,886

Radio and Television — 2.6%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016		22,415	$20,593,869
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		51,651	52,644,625
Entercom Radio, LLC
Term Loan, 5.02%, Maturing November 23, 2018		8,239	8,392,990
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		23,904	24,346,978
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		10,820	10,982,803
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 28, 2017		6,436	6,556,273
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		27,087	27,357,674
Local TV Finance, LLC
Term Loan, 4.20%, Maturing May 7, 2015		14,108	14,284,473
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		4,791	4,881,268
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		11,334	11,546,076

30	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		20,850	$21,028,101
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,756	10,024,331
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,453	12,577,719
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,600	8,669,875
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016(6)	EUR	5,051	6,229,672
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,213,396
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,213,396
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020		2,000	2,022,322
Term Loan, 4.75%, Maturing March 2, 2020		66,646	67,401,366
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		19,162	19,463,405

			$355,430,612

Retailers (Except Food and Drug) — 4.3%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,930	$16,165,961
B&M Retail Limited
Term Loan, 5.49%, Maturing February 18, 2019	GBP	7,000	10,764,714
Term Loan, 5.99%, Maturing February 18, 2020	GBP	14,975	23,329,267
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		26,521	26,844,562
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,661	15,905,355
Douglas Holding AG
Term Loan, 5.72%, Maturing December 20, 2019	EUR	7,300	9,677,833
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,608	10,782,103
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		15,620	15,775,831
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		9,652	9,801,669
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		57,196	57,829,599
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		31,033	31,394,665
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,525	47,040,078

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,468	$8,679,508
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		73,525	74,220,032
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		5,337	5,389,991
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		42,805	43,228,851
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		5,087	5,176,150
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,598	37,158,529
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		14,626	14,479,712
Term Loan, 4.25%, Maturing August 7, 2019		6,923	6,870,811
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		22,174	22,386,846
Term Loan, 4.46%, Maturing January 31, 2017		32,376	32,674,202
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,177,842
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	86	102,556
Term Loan, 2.33%, Maturing March 9, 2015	EUR	336	398,791
Term Loan, 2.33%, Maturing March 9, 2015	EUR	9,880	11,715,691
Term Loan, 2.83%, Maturing March 8, 2016	EUR	86	102,546
Term Loan, 2.83%, Maturing March 8, 2016	EUR	336	398,791
Term Loan, 2.83%, Maturing March 8, 2016	EUR	9,880	11,715,691
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	13	12,593
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	88	88,153
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	900	906,720
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		7,679	7,784,333

			$577,979,976

Steel — 1.8%
Ameriforge Group, Inc.
Term Loan, 6.00%, Maturing December 19, 2019		18,853	$19,159,107
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		4,015	4,145,488
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		20,323	20,771,665

31	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		118,593	$120,709,393
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		10,748	10,877,931
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,990	6,256,746
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		22,912	23,213,034
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,925	8,863,641
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,390	2,401,510
Waupaca Foundry, Inc.
Term Loan, 4.75%, Maturing June 29, 2017		14,733	14,824,753
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,791	6,892,738

			$238,116,006

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.75%, Maturing March 15, 2019		8,425	$8,556,641
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	28,931,375
Term Loan, 3.00%, Maturing March 11, 2018		30,226	30,386,497
Term Loan, 3.75%, Maturing March 11, 2018		25,137	25,472,152
Swift Transportation Co., Inc.
Term Loan, 2.95%, Maturing December 21, 2016		1,034	1,049,104
Term Loan, 4.00%, Maturing December 21, 2017		14,280	14,538,870

			$108,934,639

Telecommunications — 3.7%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.75%, Maturing October 21, 2016		6,920	$6,846,720
Arris Group, Inc.
Term Loan, 3.50%, Maturing February 7, 2020		35,975	36,093,034
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,804	6,871,851
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		19,875	20,004,376
Term Loan, 4.75%, Maturing February 21, 2020		47,925	48,254,484
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		16,815	16,917,069
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		115,577	117,406,667

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	262	$398,913
MetroPCS Wireless, Inc.
Term Loan, 4.73%, Maturing November 3, 2016		1,974	1,983,130
Term Loan, 4.88%, Maturing March 16, 2018		79,269	79,566,641
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,571	8,646,498
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		10,525	10,676,297
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015		1,990	1,980,050
Term Loan, 5.75%, Maturing November 8, 2019		2,488	2,459,516
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,682	3,704,509
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		3,476	3,507,308
Term Loan, 3.75%, Maturing September 27, 2019		1,732	1,753,154
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(4)		29,328	29,529,204
Term Loan, 5.00%, Maturing April 23, 2019		21,785	21,955,584
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		51,662	52,274,992
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		14,060	14,147,596
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		9,975	10,085,802
Term Loan, 3.50%, Maturing January 23, 2020		3,995	4,031,606

			$499,095,001

Utilities — 1.4%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		31,437	$31,947,622
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		9,606	9,752,318
Term Loan, 4.00%, Maturing April 2, 2018		35,571	36,116,141
Term Loan, 4.00%, Maturing October 9, 2019		9,229	9,365,402
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		4,752	4,841,100
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		9,945	10,094,175
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018		34,407	34,883,927
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		5,960	6,109,064

32	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.70%, Maturing October 10, 2016		7,000	$4,970,000
Term Loan, 4.70%, Maturing October 10, 2017		3,687	2,101,444
Term Loan, 4.73%, Maturing October 10, 2017		56,613	41,723,484

			$191,904,677

Total Senior Floating-Rate Interests (identified cost $12,400,471,928)			$12,497,416,786

Corporate Bonds & Notes — 4.2%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(7)
Calcipar SA
6.875%, 5/1/18(8)		4,000	$4,295,000

			$4,295,000

Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(8)	EUR	7,500	$10,914,227
Nara Cable Funding, Ltd.
8.875%, 12/1/18(8)		5,000	5,300,000
8.875%, 12/1/18(8)		10,105	10,862,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		9,000	9,360,000
5.625%, 4/15/23(8)	EUR	5,000	6,724,678

			$43,161,780

Chemicals and Plastics — 0.7%
Hexion US Finance Corp.
6.625%, 4/15/20		2,000	$2,095,000
6.625%, 4/15/20(8)		12,025	12,596,188
Ineos Finance PLC
7.25%, 2/15/19(8)(9)	EUR	8,000	11,259,927
8.375%, 2/15/19(8)		15,250	17,251,562
7.50%, 5/1/20(8)		14,525	16,304,313
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,518,750
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(8)		21,525	21,578,812

			$86,604,552

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.4%
Reynolds Group Holdings Inc.
5.75%, 10/15/20		44,500	$46,725,000
Smurfit Kappa Acquisitions
4.875%, 9/15/18(8)		4,925	5,134,312
4.125%, 1/30/20(8)	EUR	5,000	6,667,062

			$58,526,374

Diversified Financial Services — 0.2%
KION Finance SA
4.726%, 2/15/20(8)(9)	EUR	16,875	$22,695,789

			$22,695,789

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(8)	GBP	6,500	$10,298,709

			$10,298,709

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Product Holdings, Inc.
18.00%, 3/31/15(5)(6)		209	$177,360
Tervita Corp.
9.00%, 11/15/18(8)	CAD	2,000	2,074,545

			$2,251,905

Electronics / Electrical — 0.0%(7)
NXP BV/NXP Funding, LLC
3.027%, 10/15/13(9)		75	$75,094

			$75,094

Equipment Leasing — 0.0%(7)
International Lease Finance Corp.
6.75%, 9/1/16(8)		2,325	$2,656,313
7.125%, 9/1/18(8)		2,325	2,778,375

			$5,434,688

Financial Intermediaries — 0.3%
First Data Corp.
6.75%, 11/1/20(8)		16,850	$18,155,875
UPCB Finance II, Ltd.
6.375%, 7/1/20(8)	EUR	6,500	9,266,393
6.625%, 7/1/20(8)		9,000	9,832,500

			$37,254,768

33	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Products — 0.1%
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(8)	15,000	$15,225,000

		$15,225,000

Health Care — 0.4%
Community Health Systems, Inc.
5.125%, 8/15/18	22,625	$24,265,312
HCA, Inc.
4.75%, 5/1/23	11,975	12,513,875
inVentiv Health, Inc.
9.00%, 1/15/18(8)	15,375	16,297,500

		$53,076,687

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(8)	9,800	$10,608,500

		$10,608,500

Leisure Goods / Activities / Movies — 0.1%
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(8)	6,750	$7,357,500
National CineMedia, LLC
6.00%, 4/15/22	8,250	9,033,750

		$16,391,250

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	25,250	$24,445,156
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(8)	6,175	6,113,250
9.00%, 2/15/20(8)	14,975	14,825,250

		$45,383,656

Radio and Television — 0.2%
Clear Channel Communications, Inc.
9.00%, 12/15/19(8)	8,994	$9,038,970
Entravision Communications Corp.
8.75%, 8/1/17	2,531	2,739,808
Univision Communications, Inc.
6.75%, 9/15/22(8)	9,000	10,035,000

		$21,813,778

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,498,750
Lynx I Corp.
5.375%, 4/15/21(8)		12,025	12,896,812
6.00%, 4/15/21(8)	GBP	12,350	20,310,922
Sunrise Communications International SA
4.962%, 12/31/17(8)(9)	EUR	3,000	4,014,263
Wind Acquisition Finance SA
5.456%, 4/30/19(8)(9)	EUR	7,775	10,469,674
6.50%, 4/30/20(8)		7,375	7,752,969

			$64,943,390

Utilities — 0.5%
Calpine Corp.
7.50%, 2/15/21(8)		32,380	$36,751,300
7.875%, 1/15/23(8)		23,490	27,013,500

			$63,764,800

Total Corporate Bonds & Notes (identified cost $528,792,426)			$561,805,720

Asset-Backed Securities — 0.2%

Security		Principal Amount (000’s omitted)	Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.238%, 2/24/19(8)(9)		$884	$802,288
Babson Ltd., Series 2005-1A, Class C1, 2.227%, 4/15/19(8)(9)		1,129	1,049,046
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.78%, 3/8/17(8)(9)		985	1,000,972
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.227%, 1/15/18(8)(9)		2,000	1,791,805
Oak Hill Credit Partners, Series 2013-8A, Class C, 3.028%, 4/20/25(8)(9)(10)		6,325	6,119,438
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.778%, 4/20/25(8)(9)(10)		6,950	6,950,000

Total Asset-Backed Securities (identified cost $18,044,730)			$17,713,549

34	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.4%

Security	Shares	Value

Automotive — 0.0%(7)
Dayco Products, LLC(5)(11)(12)	88,506	$2,743,686

		$2,743,686

Building and Development — 0.0%(7)
United Subcontractors, Inc.(5)(11)(12)	3,848	$160,380

		$160,380

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc.(5)(12)(13)	2,484	$179,419

		$179,419

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(5)(11)(12)	692	$74,791

		$74,791

Food Service — 0.0%(7)
Buffets Restaurants Holdings, Inc.(5)(11)(12)	329,120	$2,978,536

		$2,978,536

Home Furnishings — 0.0%(7)
Oreck Corp.(5)(11)(12)	14,217	$247,234
Sanitec Europe Oy B Units(5)(11)(12)	235,235	1,821,582
Sanitec Europe Oy E Units(5)(11)(12)	230,960	0

		$2,068,816

Leisure Goods / Activities / Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	414,634	$16,403,958

		$16,403,958

Lodging and Casinos — 0.0%(7)
Affinity Gaming, LLC(5)(11)(12)	206,125	$2,885,753

		$2,885,753

Publishing — 0.2%
Ion Media Networks, Inc.(5)(11)	28,605	$18,192,780
MediaNews Group, Inc.(5)(11)(12)	162,730	3,414,074
Source Interlink Companies, Inc.(5)(11)(12)	5,725	0

		$21,606,854

Security	Shares	Value

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(11)(12)	2,131	$7,831,425

		$7,831,425

Total Common Stocks (identified cost $31,706,412)		$56,933,618

Preferred Stocks — 0.0%(7)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(5)(12)(13)	569	$35,847

Total Preferred Stocks (identified cost $9,958)		$35,847

Warrants — 0.0%(7)

Security	Shares	Value

Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	103	$378,525

Total Warrants (identified cost $177,010)		$378,525

Short-Term Investments — 7.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(14)	$978,565	$978,564,633

Total Short-Term Investments (identified cost $978,564,633)		$978,564,633

Total Investments — 105.3% (identified cost $13,957,767,097)		$14,112,848,678

Less Unfunded Loan Commitments — (0.4)%		$(54,241,075)

Net Investments — 104.9% (identified cost $13,903,526,022)		$14,058,607,603

Other Assets, Less Liabilities — (4.9)%		$(652,218,096)

Net Assets — 100.0%		$13,406,389,507

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

35	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

DIP	–	Debtor in Possession
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2013, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 10).

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Amount is less than 0.05%.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $442,431,414 or 3.3% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(10)	When-issued security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

36	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $12,924,961,389)	$13,080,042,970
Affiliated investment, at value (identified cost, $978,564,633)	978,564,633
Cash	74,892,010
Restricted cash*	10,630,769
Foreign currency, at value (identified cost, $82,711,916)	82,571,458
Interest receivable	45,874,775
Interest receivable from affiliated investment	108,543
Receivable for investments sold	27,623,713
Receivable for closed swap contracts	18,966
Prepaid expenses	664,247
Total assets	$14,300,992,084

Liabilities
Cash collateral due to broker	$3,450,000
Payable for investments purchased	857,477,094
Payable for when-issued securities	13,069,438
Payable for open forward foreign currency exchange contracts	14,887,284
Payable to affiliates:
Investment adviser fee	5,300,537
Trustees’ fees	5,663
Accrued expenses	412,561
Total liabilities	$894,602,577
Net Assets applicable to investors’ interest in Portfolio	$13,406,389,507

Sources of Net Assets
Investors’ capital	$13,266,678,336
Net unrealized appreciation	139,711,171
Total	$13,406,389,507

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

37	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income (net of foreign taxes, $52,895)	$268,071,864
Dividends	964,561
Interest allocated from affiliated investment	583,316
Expenses allocated from affiliated investment	(55,854)
Total investment income	$269,563,887

Expenses
Investment adviser fee	$27,273,200
Trustees’ fees and expenses	34,000
Custodian fee	1,039,377
Legal and accounting services	271,770
Miscellaneous	591,327
Total expenses	$29,209,674
Deduct —
Reduction of custodian fee	$19
Total expense reductions	$19

Net expenses	$29,209,655

Net investment income	$240,354,232

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$45,093,869
Investment transactions allocated from affiliated investment	17,273
Swap contracts	(4,003,088)
Foreign currency and forward foreign currency exchange contract transactions	17,727,515
Net realized gain	$58,835,569
Change in unrealized appreciation (depreciation) —
Investments	$107,133,600
Swap contracts	3,803,787
Foreign currency and forward foreign currency exchange contracts	(12,120,752)
Net change in unrealized appreciation (depreciation)	$98,816,635

Net realized and unrealized gain	$157,652,204

Net increase in net assets from operations	$398,006,436

38	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$240,354,232	$440,769,103
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	58,835,569	63,029,936
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	98,816,635	184,939,412
Net increase in net assets from operations	$398,006,436	$688,738,451
Capital transactions —
Contributions	$3,723,796,832	$1,137,173,133
Withdrawals	(148,254,587)	(2,087,404,801)
Net increase (decrease) in net assets from capital transactions	$3,575,542,245	$(950,231,668)

Net increase (decrease) in net assets	$3,973,548,681	$(261,493,217)

Net Assets
At beginning of period	$9,432,840,826	$9,694,334,043
At end of period	$13,406,389,507	$9,432,840,826

39	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.53	%(2)	0.54%	0.54%	0.57%	0.61%	0.70%
Net investment income	4.36	%(2)	4.72%	4.31%	4.43%	5.41%	6.50%
Portfolio Turnover	21	%(3)	42%	56%	39%	35%	7%

Total Return	3.66	%(3)	7.67%	4.30%	10.51%	27.54%	(22.24)%

Net assets, end of period (000’s omitted)	$13,406,390		$9,432,841	$9,694,334	$6,496,896	$4,294,340	$3,056,210

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

40	See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Government Income Fund, Eaton Vance Short Term Real Return Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Bond Fund held an interest of 84.3%, 3.0%, 11.2%, 0.8%, 0.1%, 0.2%, 0.2% and 0.01%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

41

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

42

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.460% from $10 billion up to $15 billion, and is payable monthly. On net assets of $15 billion or over, the annual fee is reduced. Effective May 1, 2013, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on net assets of $10 billion and over is computed as follows: annual rate of 0.450% of the Portfolio’s average daily net assets from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $27,273,200 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $6,152,774,663 and $2,244,207,908, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,903,526,634

Gross unrealized appreciation	$209,411,269
Gross unrealized depreciation	(54,330,300)

Net unrealized appreciation	$155,080,969

43

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$179,419

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Restricted Securities			$9,958	$215,266

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

5/31/13	British Pound Sterling 14,788,750	United States Dollar 22,312,216	Goldman Sachs International	$(655,463)
5/31/13	British Pound Sterling 59,687,051	United States Dollar 90,359,928	Goldman Sachs International	(2,337,090)
5/31/13	Euro 976,250	United States Dollar 1,264,613	Bank of America, NA	(21,289)
5/31/13	Euro 95,751,410	United States Dollar 125,227,524	Citibank NA	(894,826)
5/31/13	Euro 12,787,750	United States Dollar 16,645,597	Goldman Sachs International	(198,240)
5/31/13	Euro 4,100,000	United States Dollar 5,329,631	State Street Bank and Trust Co.	(70,829)
5/31/13	Euro 37,155,000	United States Dollar 47,628,883	State Street Bank and Trust Co.	(1,311,137)
6/28/13	British Pound Sterling 72,540,808	United States Dollar 109,788,337	Citibank NA	(2,852,715)
6/28/13	British Pound Sterling 6,950,000	United States Dollar 10,590,966	HSBC Bank USA	(200,964)
6/28/13	Canadian Dollar 17,528,172	United States Dollar 17,266,753	Citibank NA	(108,730)

44

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/28/13	Euro 5,947,500	United States Dollar 7,805,380	Goldman Sachs International	$(30,067)
6/28/13	Euro 123,305,029	United States Dollar 158,604,793	HSBC Bank USA	(3,841,625)
7/31/13	British Pound Sterling 71,239,781	United States Dollar 110,235,012	HSBC Bank USA	(367,261)
7/31/13	Euro 142,458,156	United States Dollar 185,726,259	Deutsche Bank AG	(1,997,048)

				$(14,887,284)

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $14,887,284. At April 30, 2013, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,180,769.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the Portfolio had no amounts due from counterparties for open derivative contracts. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. At April 30, 2013, the portion of such collateral representing cash of $3,450,000 is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(14,887,284	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

45

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$13,554,093	$(9,788,304)
Interest Rate	Swap contracts	(4,003,088)	3,803,787

Total		$9,551,005	$(5,984,517)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $635,094,000 and $85,714,000, respectively.

7  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $800 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

46

Floating Rate Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$12,433,014,571	$10,161,140	$12,443,175,711
Corporate Bonds & Notes	—	561,628,360	177,360	561,805,720
Asset-Backed Securities	—	17,713,549	—	17,713,549
Common Stocks	—	24,235,383	32,698,235	56,933,618
Preferred Stocks	—	—	35,847	35,847
Warrants	—	378,525	—	378,525
Short-Term Investments	—	978,564,633	—	978,564,633

Total Investments	$—	$14,015,535,021	$43,072,582	$14,058,607,603

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(14,887,284)	$—	$(14,887,284)

Total	$—	$(14,887,284)	$—	$(14,887,284)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

47

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

48

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Floating Rate Portfolio, High Income Opportunities Portfolio, Boston Income Portfolio and Short Duration High Income Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Floating-Rate & High Income Fund (the “Fund”) invests, each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolios by senior management.

49

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

50

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Floating Rate Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

811-6/13	FRHSRC

Eaton Vance

Global Dividend Income Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Performance1,2

Portfolio Managers Judith A. Saryan, CFA, Aamer Khan, CFA and John H. Croft, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/30/2005	11/30/2005	11.65%	13.64%	–0.88%	2.99%
Class A with 5.75% Maximum Sales Charge	—	—	5.25	7.16	–2.05	2.17
Class C at NAV	11/30/2005	11/30/2005	11.18	12.93	–1.63	2.20
Class C with 1% Maximum Sales Charge	—	—	10.18	11.93	–1.63	2.20
Class I at NAV	01/31/2006	11/30/2005	11.81	14.11	–0.62	3.27
Class R at NAV	01/31/2006	11/30/2005	11.53	13.41	–1.16	2.76
MSCI World Index	11/30/2005	11/30/2005	14.67%	16.70%	1.81%	4.65%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
			1.26%	2.01%	1.01%	1.51%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Fund Profile

Top 10 Common Stock Holdings (% of total investments)

Accenture PLC, Class A	2.6%
Sanofi	2.5
International Business Machines Corp.	2.3
United Technologies Corp.	2.2
Roche Holding AG PC	2.1
PNC Financial Services Group, Inc. (The)	2.0
Oracle Corp.	2.0
ENI SpA	1.9
Mondelez International, Inc., Class A	1.8
PPG Industries, Inc.	1.8
Total	21.2%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class I and Class R is linked to Class A.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,116.50	$6.56	1.25%
Class C	$1,000.00	$1,111.80	$10.42	1.99%
Class I	$1,000.00	$1,118.10	$5.20	0.99%
Class R	$1,000.00	$1,115.30	$7.81	1.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,014.90	$9.94	1.99%
Class I	$1,000.00	$1,019.90	$4.96	0.99%
Class R	$1,000.00	$1,017.40	$7.45	1.49%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012.

5

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 90.9%

Security	Shares	Value

Aerospace & Defense — 2.1%
United Technologies Corp.	98,000	$8,946,420

		$8,946,420

Automobiles — 1.9%
Honda Motor Co., Ltd.	116,000	$4,628,686
Toyota Motor Corp.	58,000	3,366,193

		$7,994,879

Beverages — 1.4%
Anheuser-Busch InBev NV	60,000	$5,764,232

		$5,764,232

Capital Markets — 1.4%
Credit Suisse Group AG(1)	204,878	$5,689,673

		$5,689,673

Chemicals — 4.5%
BASF SE	47,000	$4,399,791
E.I. du Pont de Nemours & Co.	35,000	1,907,850
LyondellBasell Industries N.V., Class A	86,000	5,220,200
PPG Industries, Inc.	50,000	7,357,000

		$18,884,841

Commercial Banks — 7.6%
Barclays PLC	900,000	$4,016,228
BNP Paribas	110,000	6,133,369
Mitsubishi UFJ Financial Group, Inc.	315,000	2,137,224
Mizuho Financial Group, Inc.	1,275,000	2,805,582
Natixis	630,000	2,761,595
PNC Financial Services Group, Inc. (The)	121,000	8,213,480
Wells Fargo & Co.	145,000	5,507,100

		$31,574,578

Communications Equipment — 0.5%
QUALCOMM, Inc.	35,000	$2,156,700

		$2,156,700

Computers & Peripherals — 1.6%
Apple, Inc.	14,600	$6,464,150

		$6,464,150

Security	Shares	Value

Construction & Engineering — 1.8%
Bouygues SA	152,000	$4,247,317
Vinci SA	70,000	3,374,479

		$7,621,796

Consumer Finance — 1.3%
Discover Financial Services	120,000	$5,248,800

		$5,248,800

Diversified Financial Services — 2.5%
Citigroup, Inc.	118,000	$5,505,880
JPMorgan Chase & Co.	100,000	4,901,000

		$10,406,880

Diversified Telecommunication Services — 3.1%
Bezeq Israeli Telecommunication Corp., Ltd.	2,200,000	$3,195,531
Deutsche Telekom AG	59,608	706,006
Telenor ASA	240,000	5,408,385
Vivendi SA	150,000	3,397,783

		$12,707,705

Electric Utilities — 1.0%
Edison International	75,000	$4,035,000

		$4,035,000

Electrical Equipment — 1.6%
ABB, Ltd.(1)	100,000	$2,267,690
Emerson Electric Co.	40,000	2,220,400
Schneider Electric SA	28,000	2,134,626

		$6,622,716

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	67,559	$5,028,416

		$5,028,416

Food Products — 4.0%
Kraft Foods Group, Inc.	33,333	$1,716,316
Mondelez International, Inc., Class A	240,000	7,548,000
Nestle SA	36,000	2,567,248
Orkla ASA	530,000	4,779,177

		$16,610,741

6	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	78,000	$2,879,760
Covidien PLC	112,000	7,150,080

		$10,029,840

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	41,400	$4,228,596

		$4,228,596

Household Products — 0.8%
Svenska Cellulosa AB, Class B	133,571	$3,479,368

		$3,479,368

Industrial Conglomerates — 1.1%
General Electric Co.	158,000	$3,521,820
Siemens AG	10,382	1,084,784

		$4,606,604

Insurance — 6.3%
Aflac, Inc.	60,000	$3,266,400
Allianz SE	40,000	5,916,821
AXA SA	350,000	6,554,320
Muenchener Rueckversicherungs-Gesellschaft AG	32,000	6,409,801
Old Mutual PLC	1,301,250	4,150,453

		$26,297,795

IT Services — 4.8%
Accenture PLC, Class A	129,000	$10,505,760
International Business Machines Corp.	46,781	9,475,024

		$19,980,784

Machinery — 1.2%
Deere & Co.	55,000	$4,911,500

		$4,911,500

Media — 1.1%
Comcast Corp., Class A	110,000	$4,543,000

		$4,543,000

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	165,000	$5,020,950

		$5,020,950

Security	Shares	Value

Multi-Utilities — 2.7%
E.ON AG	255,000	$4,630,938
National Grid PLC	375,000	4,780,202
Sempra Energy	23,000	1,905,550

		$11,316,690

Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	18,675	$2,278,537
ENI SpA	330,000	7,875,915
Exxon Mobil Corp.	37,529	3,339,706
Occidental Petroleum Corp.	60,000	5,355,600
Phillips 66	97,000	5,912,150
Statoil ASA	180,000	4,406,645
Total SA	80,000	4,026,964

		$33,195,517

Pharmaceuticals — 7.5%
AstraZeneca PLC	60,000	$3,115,259
Pfizer, Inc.	160,000	4,651,200
Roche Holding AG PC	34,500	8,636,743
Sanofi	96,000	10,379,091
Takeda Pharmaceutical Co., Ltd.	77,000	4,227,435

		$31,009,728

Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	17,000	$2,261,680

		$2,261,680

Road & Rail — 0.9%
Union Pacific Corp.	24,000	$3,551,040

		$3,551,040

Software — 3.7%
Microsoft Corp.	220,000	$7,282,000
Oracle Corp.	250,000	8,195,000

		$15,477,000

Specialty Retail — 4.8%
Hennes & Mauritz AB, Class B	120,000	$4,261,635
Home Depot, Inc. (The)	78,000	5,721,300
Industria de Diseno Textil SA	22,000	2,952,520
Kingfisher PLC	500,000	2,436,316
TJX Companies, Inc. (The)	94,434	4,605,546

		$19,977,317

7	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.8%
Adidas AG	30,000	$3,137,017

		$3,137,017

Tobacco — 2.5%
British American Tobacco PLC	60,000	$3,326,113
Japan Tobacco, Inc.	85,000	3,213,103
Swedish Match AB	110,000	3,815,950

		$10,355,166

Trading Companies & Distributors — 0.8%
Mitsui & Co., Ltd.	232,000	$3,196,185

		$3,196,185

Wireless Telecommunication Services — 1.3%
Tele2 AB, Class B	325,000	$5,576,719

		$5,576,719

Total Common Stocks (identified cost $315,161,220)		$377,910,023

Preferred Stocks — 6.4%

Security	Shares	Value

Banks — 0.2%
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	795	$788,709

		$788,709

Capital Markets — 0.8%
Affiliated Managers Group, Inc., 6.375%	19,605	$531,737
Bank of New York Mellon Corp. (The), 5.20%	18,400	471,408
Charles Schwab Corp. (The), Series A, 7.00% to 2/1/22(2)	600	703,066
Goldman Sachs Group, Inc. (The), Series I, 5.95%	26,500	680,520
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(1)(2)	11,750	302,092
State Street Corp., Series C, 5.25%	18,670	475,712

		$3,164,535

Commercial Banks — 2.2%
Barclays Bank PLC, 7.625%	185	$195,432
Barclays Bank PLC, Series 3, 7.10%	20,500	524,595
Citigroup, Inc., Series B, 5.90% to 2/15/23(2)	500	535,831
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	3,100	333,250
Countrywide Capital V, 7.00%	17,377	439,291
Deutsche Bank Contingent Capital Trust III, 7.60%	20,000	566,000

Security	Shares	Value

Commercial Banks (continued)
Farm Credit Bank of Texas, Series 1, 10.00%	225	$284,133
First Republic Bank, Series B, 6.20%	3,000	80,467
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(2)	700	816,545
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	145	147,885
KeyCorp, Series A, 7.75%	5,900	764,050
Morgan Stanley Capital Trust III, 6.25%	23,500	596,900
Regions Financial Corp., Series A, 6.375%	27,000	692,820
Royal Bank of Scotland Group PLC, Series T, 7.25%	8,500	213,945
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	1.07	119,479
SunTrust Banks, Inc., Series E, 5.875%	22,200	568,153
Texas Capital Bancshares, Inc., 6.50%	20,005	511,378
Webster Financial Corp., Series E, 6.40%	19,935	515,549
Wells Fargo & Co., Series L, 7.50%	770	1,016,207
Zions Bancorporation, Series G, 6.30% to 3/15/23(1)(2)	16,090	435,918

		$9,357,828

Consumer Finance — 0.3%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(2)	4,251	$113,980
Capital One Financial Corp., Series B, 6.00%	21,300	556,356
Discover Financial Services, Series B, 6.50%	26,000	688,805

		$1,359,141

Diversified Financial Services — 0.6%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	3.15	$378,069
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2.10	237,682
KKR Financial Holdings, LLC, Series A, 7.375%	23,000	612,294
RBS Capital Funding Trust VII, Series G, 6.08%(1)	26,000	577,200
UBS AG, 7.625%	450	529,813

		$2,335,058

Electric Utilities — 0.5%
Duke Energy Corp., 5.125%	12,700	$325,041
Electricite de France SA, 5.25% to 1/29/23(2)(3)	665	679,193
Entergy Arkansas, Inc., 4.90%	3,830	98,207
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	7,500	200,494
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	10,285	260,843
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)	500	569,194

		$2,132,972

Food Products — 0.1%
Dairy Farmers of America, 7.875%(3)	4,700	$519,056

		$519,056

8	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 0.2%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(1)(2)	6,107	$158,477
Endurance Specialty Holdings, Ltd., Series A, 7.75%	16,000	445,600
Prudential PLC, 6.50%	420	426,221

		$1,030,298

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	16,888	$451,227

		$451,227

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	19,400	$500,520

		$500,520

Pipelines — 0.1%
NuStar Logistics LP, 7.625% to 1/15/18(2)	11,220	$309,251

		$309,251

Real Estate Investment Trusts (REITs) — 0.9%
Boston Properties, Inc., Series B, 5.25%(1)	20,000	$509,200
CapLease, Inc., Series A, 8.125%	6,909	175,143
Cedar Realty Trust, Inc., Series B, 7.25%	13,000	340,730
Chesapeake Lodging Trust, Series A, 7.75%	15,000	406,350
DDR Corp., Series J, 6.50%	21,000	541,170
DDR Corp., Series K, 6.25%(1)	6,500	161,395
Digital Realty Trust, Inc., Series G, 5.875%(1)	13,500	337,230
Sunstone Hotel Investors, Inc., Series D, 8.00%	14,000	372,750
Taubman Centers, Inc., Series K, 6.25%(1)	13,100	337,325
Vornado Realty Trust, Series K, 5.70%	21,500	556,205

		$3,737,498

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(3)	181	$229,418

		$229,418

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	26,300	$666,179

		$666,179

Total Preferred Stocks (identified cost $24,837,025)		$26,581,690

Corporate Bonds & Notes — 1.5%

Security	Principal Amount (000’s omitted)	Value

Chemicals — 0.0%(4)
Sinochem Group, 5.00% to 11/2/18, 12/29/49(2)(3)	$120	$120,705

		$120,705

Commercial Banks — 0.5%
American Express Co., Series A, 6.80% to 9/1/16, 9/1/66(2)	$550	$603,625
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(2)(3)	500	500,500
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(2)(5)	400	402,748
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(3)	400	506,023
Regions Bank, 6.45%, 6/26/37	20	22,050

		$2,034,946

Diversified Telecommunication Services — 0.1%
Koninklijke KPN N.V., 7.00% to 3/28/23, 3/28/73(2)(3)	$246	$247,326

		$247,326

Electric Utilities — 0.2%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	$700	$744,389

		$744,389

Industrial Conglomerates — 0.1%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(2)(3)	$500	$538,750

		$538,750

Insurance — 0.4%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(2)(5)	$350	$558,250
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	550	584,580
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	645	636,938

		$1,779,768

Pipelines — 0.2%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(2)	$510	$553,873
Southern Union Co., 3.316%, 11/1/66(6)	199	174,374

		$728,247

Total Corporate Bonds & Notes (identified cost $5,647,079)		$6,194,131

9	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)	$964	$964,109

Total Short-Term Investments (identified cost $964,109)		$964,109

Total Investments — 99.0% (identified cost $346,609,433)		$411,649,953

Other Assets, Less Liabilities — 1.0%		$3,953,215

Net Assets — 100.0%		$415,603,168

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $5,166,989 or 1.2% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)

The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	50.9%	$209,647,304
France	10.6	43,515,567
Germany	6.4	26,285,158
Japan	5.7	23,574,408
United Kingdom	5.5	22,563,111
Switzerland	4.7	19,161,354
Sweden	4.2	17,133,672
Norway	3.6	14,594,207
Italy	1.9	7,875,915
Ireland	1.8	7,150,080
Belgium	1.4	5,764,232
Netherlands	1.3	5,467,526
Israel	0.8	3,195,531
Spain	0.7	2,952,520
Cayman Islands	0.3	1,405,106
Australia	0.1	584,580
Brazil	0.1	500,500
Bermuda	0.0	158,477
China	0.0	120,705

Total Investments	100.0%	$411,649,953

10	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $345,645,324)	$410,685,844
Affiliated investment, at value (identified cost, $964,109)	964,109
Cash	27,650
Restricted cash*	270,000
Foreign currency, at value (identified cost, $799,924)	801,631
Dividends and interest receivable	1,690,885
Interest receivable from affiliated investment	198
Receivable for investments sold	3,521,907
Receivable for Fund shares sold	714,634
Receivable for open forward foreign currency exchange contracts	36,737
Tax reclaims receivable	2,199,695
Total assets	$420,913,290
Liabilities
Cash collateral due to brokers	$270,000
Payable for investments purchased	2,298,741
Payable for Fund shares redeemed	1,691,285
Payable for open forward foreign currency exchange contracts	523,171
Payable to affiliates:
Investment adviser fee	218,308
Administration fee	50,379
Distribution and service fees	164,878
Trustees’ fees	1,318
Accrued expenses	92,042
Total liabilities	$5,310,122
Net Assets	$415,603,168
Sources of Net Assets
Paid-in capital	$535,446,299
Accumulated net realized loss	(187,307,900)
Accumulated undistributed net investment income	2,788,997
Net unrealized appreciation	64,675,772
Total	$415,603,168
Class A Shares
Net Assets	$220,536,022
Shares Outstanding	28,550,289
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.72
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.19
Class C Shares
Net Assets	$147,540,556
Shares Outstanding	19,256,912
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$7.66
Class I Shares
Net Assets	$46,885,242
Shares Outstanding	6,075,792
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.72
Class R Shares
Net Assets	$641,348
Shares Outstanding	83,173
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.71

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash pledged for the benefit of the Fund for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends (net of foreign taxes, $737,516)	$12,969,366
Interest	143,385
Interest allocated from affiliated investment	1,248
Expenses allocated from affiliated investment	(123)
Total investment income	$13,113,876

Expenses
Investment adviser fee	$1,296,179
Administration fee	299,118
Distribution and service fees
Class A	267,082
Class C	708,320
Class R	1,498
Trustees’ fees and expenses	7,837
Custodian fee	87,099
Transfer and dividend disbursing agent fees	152,063
Legal and accounting services	23,307
Printing and postage	38,067
Registration fees	37,987
Miscellaneous	43,233
Total expenses	$2,961,790
Deduct —
Reduction of custodian fee	$17
Total expense reductions	$17

Net expenses	$2,961,773

Net investment income	$10,152,103

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$18,875,592
Investment transactions allocated from affiliated investment	61
Foreign currency and forward foreign currency exchange contract transactions	103,979
Net realized gain	$18,979,632
Change in unrealized appreciation (depreciation) —
Investments	$15,359,604
Foreign currency and forward foreign currency exchange contracts	(458,576)
Net change in unrealized appreciation (depreciation)	$14,901,028

Net realized and unrealized gain	$33,880,660

Net increase in net assets from operations	$44,032,763

12	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$10,152,103	$23,742,267
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	18,979,632	1,691,691
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	14,901,028	5,318,926
Net increase in net assets from operations	$44,032,763	$30,752,884
Distributions to shareholders —
From net investment income
Class A	$(4,757,833)	$(12,270,292)
Class C	(2,654,519)	(7,225,284)
Class I	(1,024,919)	(2,658,855)
Class R	(12,528)	(33,862)
Total distributions to shareholders	$(8,449,799)	$(22,188,293)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$17,111,184	$51,630,320
Class C	11,108,728	27,061,137
Class I	7,655,701	18,918,845
Class R	90,585	96,843
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,545,274	11,208,378
Class C	2,259,787	5,727,182
Class I	765,219	2,034,987
Class R	12,364	31,850
Cost of shares redeemed
Class A	(32,384,764)	(71,022,304)
Class C	(18,954,060)	(42,365,864)
Class I	(7,234,651)	(26,853,700)
Class R	(113,321)	(137,228)
Net decrease in net assets from Fund share transactions	$(15,137,954)	$(23,669,554)

Net increase (decrease) in net assets	$20,445,010	$(15,104,963)

Net Assets
At beginning of period	$395,158,158	$410,263,121
At end of period	$415,603,168	$395,158,158

Accumulated undistributed net investment income included in net assets
At end of period	$2,788,997	$1,086,693

13	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010		2009	2008
Net asset value — Beginning of period	$7.070		$6.900		$7.270		$7.120		$7.720	$12.640

Income (Loss) From Operations
Net investment income(1)	$0.193	(2)	$0.425	(3)	$0.448	(4)	$0.487	(5)	$0.508	$0.923
Net realized and unrealized gain (loss)	0.619		0.141		(0.350)		0.141		(0.523)	(5.087)

Total income (loss) from operations	$0.812		$0.566		$0.098		$0.628		$(0.015)	$(4.164)

Less Distributions
From net investment income	$(0.162)		$(0.396)		$(0.468)		$(0.478)		$(0.585)	$(0.756)

Total distributions	$(0.162)		$(0.396)		$(0.468)		$(0.478)		$(0.585)	$(0.756)

Net asset value — End of period	$7.720		$7.070		$6.900		$7.270		$7.120	$7.720

Total Return(6)	11.65	%(7)	8.35%		1.36%		9.13%		0.50%	(34.35)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$220,536		$212,233		$215,735		$231,335		$237,034	$161,744
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	1.25	%(10)	1.26%		1.27%		1.31%		1.33%	1.31%
Net investment income	5.32	%(2)(10)	6.14	%(3)	6.11	%(4)	6.79	%(5)	7.49%	8.72%
Portfolio Turnover of the Portfolio(11)	—		97	%(7)	124%		156%		177%	256%
Portfolio Turnover of the Fund	29	%(7)	35	%(7)(12)	—		—		—	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.045 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.07%.

(3)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.29%.

(4)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.091 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.87%.

(5)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.89%.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	Annualized.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010		2009	2008
Net asset value — Beginning of period	$7.020		$6.850		$7.220		$7.080		$7.680	$12.580

Income (Loss) From Operations
Net investment income(1)	$0.165	(2)	$0.369	(3)	$0.391	(4)	$0.432	(5)	$0.446	$0.837
Net realized and unrealized gain (loss)	0.610		0.147		(0.347)		0.135		(0.509)	(5.061)

Total income (loss) from operations	$0.775		$0.516		$0.044		$0.567		$(0.063)	$(4.224)

Less Distributions
From net investment income	$(0.135)		$(0.346)		$(0.414)		$(0.427)		$(0.537)	$(0.676)

Total distributions	$(0.135)		$(0.346)		$(0.414)		$(0.427)		$(0.537)	$(0.676)

Net asset value — End of period	$7.660		$7.020		$6.850		$7.220		$7.080	$7.680

Total Return(6)	11.18	%(7)	7.79%		0.47%		8.26%		(0.21)%	(34.86)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147,541		$140,506		$147,083		$149,034		$137,459	$108,613
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	1.99	%(10)	2.01%		2.02%		2.06%		2.08%	2.06%
Net investment income	4.58	%(2)(10)	5.38	%(3)	5.36	%(4)	6.07	%(5)	6.61%	7.94%
Portfolio Turnover of the Portfolio(11)	—		97	%(7)	124%		156%		177%	256%
Portfolio Turnover of the Fund	29	%(7)	35	%(7)(12)	—		—		—	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.045 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.33%.

(3)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.53%.

(4)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.090 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.13%.

(5)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.19%.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	Annualized.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010		2009	2008
Net asset value — Beginning of period	$7.070		$6.900		$7.260		$7.120		$7.710	$12.640

Income (Loss) From Operations
Net investment income(1)	$0.204	(2)	$0.442	(3)	$0.467	(4)	$0.509	(5)	$0.527	$0.977
Net realized and unrealized gain (loss)	0.618		0.140		(0.337)		0.128		(0.513)	(5.125)

Total income (loss) from operations	$0.822		$0.582		$0.130		$0.637		$0.014	$(4.148)

Less Distributions
From net investment income	$(0.172)		$(0.412)		$(0.490)		$(0.497)		$(0.604)	$(0.782)

Total distributions	$(0.172)		$(0.412)		$(0.490)		$(0.497)		$(0.604)	$(0.782)

Net asset value — End of period	$7.720		$7.070		$6.900		$7.260		$7.120	$7.710

Total Return(6)	11.81	%(7)	8.76%		1.66%		9.27%		0.91%	(34.28)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,885		$41,820		$46,856		$33,513		$16,221	$2,155
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.99	%(10)	1.01%		1.02%		1.06%		1.08%	1.06%
Net investment income	5.61	%(2)(10)	6.39	%(3)	6.38	%(4)	7.15	%(5)	7.59%	9.20%
Portfolio Turnover of the Portfolio(11)	—		97	%(7)	124%		156%		177%	256%
Portfolio Turnover of the Fund	29	%(7)	35	%(7)(12)	—		—		—	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.044 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.39%.

(3)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.060 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.53%.

(4)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.080 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.28%.

(5)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.056 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.37%.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	Annualized.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

16	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010		2009	2008
Net asset value — Beginning of period	$7.060		$6.900		$7.260		$7.120		$7.720	$12.660

Income (Loss) From Operations
Net investment income(1)	$0.185	(2)	$0.407	(3)	$0.427	(4)	$0.494	(5)	$0.528	$0.847
Net realized and unrealized gain (loss)	0.618		0.135		(0.335)		0.109		(0.557)	(5.057)

Total income (loss) from operations	$0.803		$0.542		$0.092		$0.603		$(0.029)	$(4.210)

Less Distributions
From net investment income	$(0.153)		$(0.382)		$(0.452)		$(0.463)		$(0.571)	$(0.730)

Total distributions	$(0.153)		$(0.382)		$(0.452)		$(0.463)		$(0.571)	$(0.730)

Net asset value — End of period	$7.710		$7.060		$6.900		$7.260		$7.120	$7.720

Total Return(6)	11.53	%(7)	8.14%		1.13%		8.76%		0.29%	(34.63)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$641		$598		$589		$464		$282	$71
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	1.49	%(10)	1.51%		1.52%		1.56%		1.58%	1.56%
Net investment income	5.11	%(2)(10)	5.89	%(3)	5.85	%(4)	6.95	%(5)	7.88%	8.05%
Portfolio Turnover of the Portfolio(11)	—		97	%(7)	124%		156%		177%	256%
Portfolio Turnover of the Fund	29	%(7)	35	%(7)(12)	—		—		—	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.043 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.93%.

(3)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.05%.

(4)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.088 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.64%.

(5)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.055 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.18%.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	Annualized.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

17	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

18

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $204,930,274 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($481,556), October 31, 2015 ($8,547,018), October 31, 2016 ($89,543,701), October 31, 2017 ($74,538,069), October 31, 2018 ($27,975,696) and October 31, 2019 ($3,844,234). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are

19

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2013, the Fund’s investment adviser fee amounted to $1,296,179 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $299,118.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $7,962 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $47,022 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $267,082 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $531,340 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2013, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $15,695,000.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $749 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $176,980 and $749 for Class C and Class R shares, respectively.

20

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $6,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $271,627,414 and $283,369,458, respectively, for the six months ended April 30, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	2,344,706	7,458,906
Issued to shareholders electing to receive payments of distributions in Fund shares	626,275	1,625,661
Redemptions	(4,427,047)	(10,326,061)

Net decrease	(1,456,066)	(1,241,494)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,527,824	3,935,447
Issued to shareholders electing to receive payments of distributions in Fund shares	313,699	837,098
Redemptions	(2,609,446)	(6,208,519)

Net decrease	(767,923)	(1,435,974)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,045,339	2,737,132
Issued to shareholders electing to receive payments of distributions in Fund shares	105,512	295,489
Redemptions	(992,891)	(3,908,430)

Net increase (decrease)	157,960	(875,809)

21

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	12,438	14,217
Issued to shareholders electing to receive payments of distributions in Fund shares	1,705	4,621
Redemptions	(15,725)	(19,559)

Net decrease	(1,582)	(721)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$347,671,406

Gross unrealized appreciation	$68,423,157
Gross unrealized depreciation	(4,444,610)

Net unrealized appreciation	$63,978,547

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

5/31/13	Euro 10,237,903	United States Dollar 13,337,469	Citibank NA	$(147,746)
5/31/13	Euro 10,237,903	United States Dollar 13,337,490	Standard Chartered Bank	(147,726)
5/31/13	Euro 10,237,903	United States Dollar 13,337,531	State Street Bank and Trust Co.	(147,685)
5/31/13	Japanese Yen 977,450,000	United States Dollar 9,948,013	Standard Chartered Bank	(80,014)

				$(523,171)

22

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation

5/31/13	British Pound Sterling 2,583,062	United States Dollar 3,999,949	Citibank NA	$11,677
5/31/13	British Pound Sterling 2,583,062	United States Dollar 3,998,670	Standard Chartered Bank	12,956
5/31/13	British Pound Sterling 2,583,062	United States Dollar 3,999,523	State Street Bank and Trust Co.	12,104

				$36,737

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $523,171.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $36,737, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $12,956. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At April 30, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $37,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Fund is held in a segregated account by the Fund’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$36,737	(1)	$(523,171	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

23

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$225,970	(1)	$(486,143	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2013, which is indicative of the volume of this derivative type, was approximately $31,122,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$19,098,442	$20,782,367	$—	$39,880,809
Consumer Staples	9,264,316	26,945,191	—	36,209,507
Energy	21,914,409	16,309,524	—	38,223,933
Financials	34,904,340	46,575,066	—	81,479,406
Health Care	14,681,040	26,358,528	—	41,039,568
Industrials	23,151,180	16,305,081	—	39,456,261
Information Technology	44,078,634	—	—	44,078,634
Materials	19,506,000	4,399,791	—	23,905,791
Telecommunication Services	—	18,284,424	—	18,284,424
Utilities	5,940,550	9,411,140	—	15,351,690

Total Common Stocks	$192,538,911	$185,371,112 *	$—	$377,910,023

Preferred Stocks
Consumer Staples	$—	$519,056	$—	$519,056
Energy	—	309,251	—	309,251
Financials	11,687,444	10,751,802	—	22,439,246
Industrials	—	451,227	—	451,227
Telecommunication Services	—	229,418	—	229,418
Utilities	500,520	2,132,972	—	2,633,492

Total Preferred Stocks	$12,187,964	$14,393,726	$—	$26,581,690

Corporate Bonds & Notes	$—	$6,194,131	$—	$6,194,131
Short-Term Investments	—	964,109	—	964,109

Total Investments	$204,726,875	$206,923,078	$—	$411,649,953

Forward Foreign Currency Exchange Contracts	$—	$36,737	$—	$36,737

Total	$204,726,875	$206,959,815	$—	$411,686,690

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(523,171)	$—	$(523,171)

Total	$—	$(523,171)	$—	$(523,171)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Dividend Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

27

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2012 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance over the three-year period ended September 30, 2012, including stock selection and sector allocation. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

28

Eaton Vance

Global Dividend Income Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Global Dividend Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2634-6/13	DIVISRC

Eaton Vance

Global Macro Absolute

Return Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Global Macro Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Report of Independent Registered Public Accounting Firm	59

Board of Trustees’ Contract Approval	60

Officers and Trustees	63

Important Notices	64

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	10/31/1997	1.30%	2.64%	3.83%	5.74%
Class A with 4.75% Maximum Sales Charge	—	—	–3.48	–2.27	2.84	5.23
Class C at NAV	10/01/2009	10/31/1997	0.93	1.90	3.31	5.47
Class C with 1% Maximum Sales Charge	—	—	–0.06	0.91	3.31	5.47
Class I at NAV	06/27/2007	10/31/1997	1.45	2.96	4.15	5.91
Class R at NAV	04/08/2010	10/31/1997	1.20	2.54	3.72	6.08
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.06%	0.12%	0.33%	1.74%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.32%	2.02%	1.02%	1.52%
Net of Interest Expense			1.02	1.72	0.72	1.22

Fund Profile4

Asset Allocation (% of net assets)5

*	Net securities sold short.

Foreign Currency Exposure (% of net assets)6

India	5.9%	Georgia	0.5%
China	5.4	New Zealand	0.4
Malaysia	5.1	Jordan	0.4
Serbia	4.7	Poland	0.3
South Korea	4.0	Guatemala	0.1
Hong Kong	3.7	Brazil	0.1
Mexico	3.5	Costa Rica	0.0	*
Philippines	3.5	Vietnam	0.0	*
Nigeria	3.4	Indonesia	0.0	*
Turkey	3.1	Uganda	0.0	*
Sri Lanka	2.5	Iceland	0.0	*
Platinum	2.2	Ghana	0.0	*
Norway	2.1	Egypt	0.0	*
Singapore	2.0	Croatia	–0.4
Romania	2.0	Chile	–0.5
Sweden	2.0	Australia	–1.0
Russia	1.4	Gold	–1.2
Peru	1.0	Taiwan	–1.2
Kenya	0.8	United Kingdom	–1.7
Colombia	0.8	South Africa	–2.0
Uruguay	0.7	Hungary	–3.5
Lebanon	0.6	Japan	–3.8
		Euro	–12.8
		Total Long	62.2
		Total Short	–28.1
		Total Net	34.1

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Portfolio (the “Portfolio”) into which the Fund invests. Performance of Class C and Class R is linked to Class A. Linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. Net expense ratio excludes interest expense associated with certain investment transactions.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets. See Statement of Assets and Liabilities for details.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.00	$6.79	1.36%
Class C	$1,000.00	$1,009.30	$10.26	2.06%
Class I	$1,000.00	$1,014.50	$5.24	1.05%
Class R	$1,000.00	$1,012.00	$7.73	1.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.81	1.36%
Class C	$1,000.00	$1,014.60	$10.29	2.06%
Class I	$1,000.00	$1,019.60	$5.26	1.05%
Class R	$1,000.00	$1,017.10	$7.75	1.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Global Macro Portfolio, at value (identified cost, $6,737,860,069)	$6,865,711,006
Receivable for Fund shares sold	25,991,236
Total assets	$6,891,702,242

Liabilities
Payable for Fund shares redeemed	$31,547,608
Distributions payable	6,997
Payable to affiliates:
Distribution and service fees	961,080
Trustees’ fees	42
Accrued expenses	1,140,991
Total liabilities	$33,656,718
Net Assets	$6,858,045,524

Sources of Net Assets
Paid-in capital	$6,949,884,215
Accumulated net realized loss from Portfolio	(150,390,633)
Accumulated distributions in excess of net investment income	(69,298,995)
Net unrealized appreciation from Portfolio	127,850,937
Total	$6,858,045,524

Class A Shares
Net Assets	$1,426,101,613
Shares Outstanding	144,726,752
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.85
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.34

Class C Shares
Net Assets	$731,755,158
Shares Outstanding	74,204,129
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.86

Class I Shares
Net Assets	$4,699,284,621
Shares Outstanding	477,362,123
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.84

Class R Shares
Net Assets	$904,132
Shares Outstanding	91,644
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest allocated from Portfolio (net of foreign taxes, $1,115,151)	$149,159,266
Dividends allocated from Portfolio (net of foreign taxes, $63,014)	120,736
Expenses allocated from Portfolio	(31,578,208)
Total investment income from Portfolio	$117,701,794

Expenses
Distribution and service fees
Class A	$2,174,336
Class C	3,819,687
Class R	2,072
Trustees’ fees and expenses	250
Custodian fee	19,275
Transfer and dividend disbursing agent fees	2,292,626
Legal and accounting services	45,918
Printing and postage	349,056
Registration fees	120,757
Miscellaneous	22,418
Total expenses	$8,846,395

Net investment income	$108,855,399

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (including a gain of $18,988,270 from precious metals)	$46,968,980
Securities sold short	(17,238,085)
Futures contracts	1,819,628
Swap contracts	(107,140,523)
Forward commodity contracts	(3,129,923)
Foreign currency and forward foreign currency exchange contract transactions	(12,499,907)
Net realized loss	$(91,219,830)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $30,799,137 from precious metals)	$23,887,029
Written options	6,344,684
Securities sold short	(23,522,070)
Futures contracts	3,178,944
Swap contracts	36,649,658
Forward commodity contracts	8,568,666
Foreign currency and forward foreign currency exchange contracts	14,582,851
Net change in unrealized appreciation (depreciation)	$69,689,762

Net realized and unrealized loss	$(21,530,068)

Net increase in net assets from operations	$87,325,331

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$108,855,399	$246,642,611
Net realized loss from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(91,219,830)	(40,754,924)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	69,689,762	(8,987,973)
Net increase in net assets from operations	$87,325,331	$196,899,714
Distributions to shareholders —
From net investment income
Class A	$(26,254,318)	$(52,880,208)
Class C	(11,031,583)	(22,955,635)
Class I	(85,109,500)	(134,426,724)
Class R	(14,163)	(21,425)
From net realized gain
Class A	—	(7,206,882)
Class C	—	(3,806,130)
Class I	—	(18,348,757)
Class R	—	(3,505)
Total distributions to shareholders	$(122,409,564)	$(239,649,266)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$312,439,052	$664,508,905
Class C	72,295,133	144,837,701
Class I	1,335,711,581	2,061,471,528
Class R	181,850	195,997
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	24,267,265	55,665,256
Class C	8,663,858	20,259,755
Class I	44,632,805	74,607,075
Class R	14,145	24,897
Cost of shares redeemed
Class A	(459,745,079)	(938,927,068)
Class C	(164,138,832)	(387,864,331)
Class I	(765,098,765)	(1,660,552,010)
Class R	(48,198)	(159,286)
Net increase in net assets from Fund share transactions	$409,174,815	$34,068,419

Net increase (decrease) in net assets	$374,090,582	$(8,681,133)

Net Assets
At beginning of period	$6,483,954,942	$6,492,636,075
At end of period	$6,858,045,524	$6,483,954,942

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(69,298,995)	$(55,744,830)

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010	2009		2008
Net asset value — Beginning of period	$9.900		$9.960		$10.320		$10.360	$9.830		$10.220

Income (Loss) From Operations
Net investment income(1)	$0.158		$0.369		$0.289		$0.226	$0.460		$0.499
Net realized and unrealized gain (loss)	(0.031)		(0.071)		(0.247)		0.269	0.649		(0.247)

Total income from operations	$0.127		$0.298		$0.042		$0.495	$1.109		$0.252

Less Distributions
From net investment income	$(0.177)		$(0.313)		$(0.371)		$(0.067)	$(0.571)		$(0.605)
From net realized gain	—		(0.045)		—		—	(0.008)		(0.037)
Tax return of capital	—		—		(0.031)		(0.468)	—		—

Total distributions	$(0.177)		$(0.358)		$(0.402)		$(0.535)	$(0.579)		$(0.642)

Net asset value — End of period	$9.850		$9.900		$9.960		$10.320	$10.360		$9.830

Total Return(2)	1.30	%(3)	3.06%		0.40%		4.89%	11.53%		2.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,426,102		$1,557,259		$1,786,581		$2,489,211	$209,714		$38,178
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.36	%(6)(7)	1.32	%(6)	1.14	%(6)	1.00%	1.24	%(8)	1.10	%(8)
Net investment income	3.24	%(7)	3.72%		2.83%		2.18%	4.56%		4.90%
Portfolio Turnover of the Portfolio	41	%(3)	39%		33%		19%	25%		26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.34%, 0.30% and 0.10% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(7)	Annualized.

(8)	The administrator subsidized certain operating expenses (equal to 0.12% and 0.33% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2009(1)
			2012		2011		2010
Net asset value — Beginning of period	$9.910		$9.960		$10.320		$10.350	$10.300

Income (Loss) From Operations
Net investment income (loss)(2)	$0.124		$0.299		$0.217		$0.146	$(0.012)
Net realized and unrealized gain (loss)	(0.032)		(0.063)		(0.249)		0.282	0.104

Total income (loss) from operations	$0.092		$0.236		$(0.032)		$0.428	$0.092

Less Distributions
From net investment income	$(0.142)		$(0.241)		$(0.303)		$(0.057)	$(0.042)
From net realized gain	—		(0.045)		—		—	—
Tax return of capital	—		—		(0.025)		(0.401)	—

Total distributions	$(0.142)		$(0.286)		$(0.328)		$(0.458)	$(0.042)

Net asset value — End of period	$9.860		$9.910		$9.960		$10.320	$10.350

Total Return(3)	0.93	%(4)	2.41%		(0.33)%		4.21%	0.89	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$731,755		$818,826		$1,047,345		$1,349,700	$39,020
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.06	%(7)(8)	2.02	%(7)	1.84	%(7)	1.71%	1.97	%(8)(9)
Net investment income (loss)	2.54	%(8)	3.02%		2.13%		1.41%	(1.41	)%(8)
Portfolio Turnover of the Portfolio	41	%(4)	39%		33%		19%	25	%(10)

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.34%, 0.30% and 0.10% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(8)	Annualized.

(9)	The administrator subsidized certain operating expenses (equal to 0.08% of average daily net assets for the period ended October 31, 2009).

(10)	For the Portfolio’s year ended October 31, 2009.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010	2009		2008
Net asset value — Beginning of period	$9.890		$9.950		$10.310		$10.340	$9.820		$10.210

Income (Loss) From Operations
Net investment income(1)	$0.172		$0.398		$0.318		$0.245	$0.504		$0.464
Net realized and unrealized gain (loss)	(0.030)		(0.070)		(0.247)		0.285	0.623		(0.181)

Total income from operations	$0.142		$0.328		$0.071		$0.530	$1.127		$0.283

Less Distributions
From net investment income	$(0.192)		$(0.343)		$(0.398)		$(0.070)	$(0.599)		$(0.636)
From net realized gain	—		(0.045)		—		—	(0.008)		(0.037)
Tax return of capital	—		—		(0.033)		(0.490)	—		—

Total distributions	$(0.192)		$(0.388)		$(0.431)		$(0.560)	$(0.607)		$(0.673)

Net asset value — End of period	$9.840		$9.890		$9.950		$10.310	$10.340		$9.820

Total Return(2)	1.45	%(3)	3.37%		0.68%		5.24%	11.87%		2.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,699,285		$4,107,110		$3,658,008		$3,633,407	$147,589		$16,291
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.05	%(6)(7)	1.02	%(6)	0.85	%(6)	0.71%	0.94	%(8)	0.80	%(8)
Net investment income	3.51	%(7)	4.03%		3.13%		2.36%	5.01%		4.59%
Portfolio Turnover of the Portfolio	41	%(3)	39%		33%		19%	25%		26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.34%, 0.30% and 0.11% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(7)	Annualized.

(8)	The administrator subsidized certain operating expenses (equal to 0.12% and 0.33% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$9.910		$9.970		$10.330		$10.380

Income (Loss) From Operations
Net investment income(2)	$0.147		$0.350		$0.269		$0.062
Net realized and unrealized gain (loss)	(0.020)		(0.072)		(0.249)		0.138

Total income from operations	$0.127		$0.278		$0.020		$0.200

Less Distributions
From net investment income	$(0.167)		$(0.293)		$(0.351)		$(0.031)
From net realized gain	—		(0.045)		—		—
Tax return of capital	—		—		(0.029)		(0.219)

Total distributions	$(0.167)		$(0.338)		$(0.380)		$(0.250)

Net asset value — End of period	$9.870		$9.910		$9.970		$10.330

Total Return(3)	1.20	%(4)	2.95%		0.18%		1.94	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$904		$760		$702		$1,091
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.55	%(7)(8)	1.52	%(7)	1.34	%(7)	1.18	%(8)
Net investment income	3.01	%(8)	3.53%		2.63%		1.06	%(8)
Portfolio Turnover of the Portfolio	41	%(4)	39%		33%		19	%(9)

(1)	For the period from commencement of operations on April 8, 2010 to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.34%, 0.30% and 0.10% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2010.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Prior to March 1, 2013, the Fund declared dividends daily and net investment income, other than class-specific expenses, was allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (91.3% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund had a late year ordinary loss of $57,508,193, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31. This net loss is treated as arising on the first day of the Fund’s taxable year ending October 31, 2013.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions (daily distributions prior to March 1, 2013) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2013, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $198,430 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $94,464 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $2,174,336 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $2,864,765 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $1,036 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $954,922 and $1,036 for Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

13

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $98,000 and $46,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $486,534,536 and $204,755,769, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	31,634,044	66,988,087
Issued to shareholders electing to receive payments of distributions in Fund shares	2,460,352	5,625,231
Redemptions	(46,616,515)	(94,734,113)

Net decrease	(12,522,119)	(22,120,795)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	7,314,721	14,588,293
Issued to shareholders electing to receive payments of distributions in Fund shares	877,564	2,045,891
Redemptions	(16,619,602)	(39,116,700)

Net decrease	(8,427,317)	(22,482,516)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	135,327,591	208,025,038
Issued to shareholders electing to receive payments of distributions in Fund shares	4,528,673	7,547,481
Redemptions	(77,602,706)	(168,051,394)

Net increase	62,253,558	47,521,125

Class R	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	18,389	19,755
Issued to shareholders electing to receive payments of distributions in Fund shares	1,432	2,513
Redemptions	(4,871)	(16,008)

Net increase	14,950	6,260

14

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments

Foreign Government Bonds — 26.6%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15	EUR	24,274	$33,558,047

Total Albania			$33,558,047

Bermuda — 0.3%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,612	$19,299,041

Total Bermuda			$19,299,041

Costa Rica — 0.0%(2)
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,488,078	$2,514,978
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	165,892	322,034

Total Costa Rica			$2,837,012

Cyprus — 0.5%
Republic of Cyprus, 3.75%, 6/3/13	EUR	19,262	$24,732,922
Republic of Cyprus, 3.75%, 11/1/15(4)	EUR	5,360	5,470,612
Republic of Cyprus, 4.375%, 7/15/14	EUR	330	380,270
Republic of Cyprus, 4.625%, 2/3/20	EUR	5,848	5,275,546

Total Cyprus			$35,859,350

Georgia — 0.3%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	4,800	$2,960,526
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630	9,096,166
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000	620,498
Georgia Treasury Bond, 11.70%, 7/7/13	GEL	876	537,146
Georgia Treasury Bond, 11.90%, 6/9/13	GEL	2,659	1,622,183
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	1,000	611,000
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	778	506,056
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	6,895	4,187,155

Total Georgia			$20,140,730

Germany — 1.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$23,345,383
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	46,560	90,376,484

Total Germany			$113,721,867

Guatemala — 0.3%
Republic of Guatemala, 4.875%, 2/13/28(1)	USD	20,060	$20,461,200

Total Guatemala			$20,461,200

Security	Principal Amount (000’s omitted)		Value

Hungary — 1.1%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320	$14,739,000
Republic of Hungary, 3.50%, 7/18/16	EUR	39,283	51,718,245
Republic of Hungary, 4.375%, 7/4/17	EUR	8,654	11,567,843
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983	4,683,778

Total Hungary			$82,708,866

Jordan — 0.4%
Jordan Government Bond, 6.648%, 5/22/14	JOD	4,100	$5,884,278
Jordan Government Bond, 6.925%, 6/4/14	JOD	4,000	5,756,952
Jordan Government Bond, 7.078%, 7/18/14	JOD	800	1,155,079
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	4,785,378
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,928,250
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	2,981,978
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,012,855

Total Jordan			$26,504,770

Kenya — 0.0%(2)
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,245,762

Total Kenya			$2,245,762

Lebanon — 0.4%
Lebanon Treasury Note, 5.34%, 7/25/13	LBP	6,838,150	$4,556,345
Lebanon Treasury Note, 5.34%, 8/8/13	LBP	19,867,220	13,239,704
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	5,821,700	3,893,213
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,178,191
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	4,463,130	3,089,702

Total Lebanon			$28,957,155

Mexico — 3.3%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707	$107,262,299
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010	67,391,038
Mexican Bonos, 9.00%, 6/20/13	MXN	918,355	76,218,102

Total Mexico			$250,871,439

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(1)	USD	6,980	$6,883,351

Total Mongolia			$6,883,351

New Zealand — 4.5%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	17,835	$16,967,573
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	31,967,259

15	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

New Zealand (continued)
New Zealand Government Bond, 5.50%, 4/15/23	NZD	130,281	$133,740,548
New Zealand Government Bond, 6.00%, 12/15/17	NZD	33,390	32,727,670
New Zealand Government Bond, 6.00%, 5/15/21	NZD	114,973	119,571,597

Total New Zealand			$334,974,647

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	8,147	$8,350,675

Total Paraguay			$8,350,675

Philippines — 1.8%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$9,032,488
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	8,578,412
Republic of the Philippines, 5.00%, 8/18/18	PHP	585,790	15,846,530
Republic of the Philippines, 5.875%, 1/31/18	PHP	445,190	12,479,922
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	52,883,382
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	7,199,412
Republic of the Philippines, 9.125%, 9/4/16	PHP	879,820	26,172,572

Total Philippines			$132,192,718

Romania — 1.4%
Romania Government Bond, 5.75%, 1/27/16	RON	29,090	$9,086,416
Romania Government Bond, 5.80%, 10/26/15	RON	173,640	54,062,535
Romania Government Bond, 5.85%, 7/28/14	RON	45,210	13,953,383
Romania Government Bond, 5.90%, 7/26/17	RON	89,230	28,266,142
Romania Government Bond, 11.00%, 3/5/14	RON	9,870	3,164,645

Total Romania			$108,533,121

Russia — 0.4%
Russia Government Bond, 6.88%, 7/15/15	RUB	52,256	$1,717,012
Russia Government Bond, 7.00%, 6/3/15	RUB	289,017	9,529,854
Russia Government Bond, 7.10%, 3/13/14	RUB	619,899	20,166,984

Total Russia			$31,413,850

Rwanda — 0.2%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	11,526	$11,308,389

Total Rwanda			$11,308,389

Serbia — 2.3%
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540	$4,200,633
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640	49,727,522
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000	4,766,276
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600	8,829,254

Security	Principal Amount (000’s omitted)		Value

Serbia (continued)
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300	$8,798,082
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000	46,093,097
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280	8,422,604
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,329,601
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	11,859,447
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	16,741,648
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	459,860
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,825,194
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,685,423

Total Serbia			$173,738,641

Slovenia — 0.7%
Republic of Slovenia, 4.125%, 1/26/20	EUR	9,209	$11,430,449
Republic of Slovenia, 4.375%, 1/18/21(4)	EUR	34,296	42,712,257

Total Slovenia			$54,142,706

Sri Lanka — 1.4%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130	$39,381,700
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	1,010	1,100,900
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	1,502,670	11,502,314
Sri Lanka Government Bond, 7.50%, 8/1/13	LKR	196,000	1,535,866
Sri Lanka Government Bond, 8.50%, 7/15/13	LKR	100,000	786,342
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,962,420	13,854,405
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,079,140	7,576,985
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	3,767,430	25,569,067
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	589,910	4,683,662
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	350,000	2,795,735

Total Sri Lanka			$108,786,976

Turkey — 5.0%
Turkey Government Bond, 0.00%, 5/15/13	TRY	188,878	$105,311,272
Turkey Government Bond, 0.00%, 7/17/13	TRY	40,426	22,356,914
Turkey Government Bond, 0.00%, 9/11/13	TRY	33,120	18,188,604
Turkey Government Bond, 0.00%, 4/9/14	TRY	150,336	79,982,485
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	21,690	14,016,607
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	198,925	134,762,075

Total Turkey			$374,617,957

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 2/27/14(3)	UYU	28,701	$1,490,856
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	249,800	12,717,430
Uruguay Notas Del Teso, 2.25%, 8/23/17(3)	UYU	34,796	1,884,147

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Uruguay (continued)
Uruguay Notas Del Teso, 2.75%, 6/16/16(3)	UYU	4,575	$252,271
Uruguay Notas Del Teso, 10.25%, 8/22/15	UYU	34,315	1,834,983

Total Uruguay			$18,179,687

Total Foreign Government Bonds (identified cost $1,859,869,879)			$2,000,287,957

Foreign Corporate Bonds & Notes — 0.1%

Security		Principal Amount	Value

Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(3)	USD	3,837,266	$3,893,636

Total Chile (identified cost $3,000,000)			$3,893,636

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,893,636

Debt Obligations — United States — 32.5%

Corporate Bonds & Notes — 0.0%(2)

Security		Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$664,961

Total Corporate Bonds & Notes (identified cost $523,145)			$664,961

Collateralized Mortgage Obligations — 1.2%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$232,221	$273,393
Series 1548, Class Z, 7.00%, 7/15/23		251,327	287,752
Series 1650, Class K, 6.50%, 1/15/24		1,538,410	1,721,479
Series 1817, Class Z, 6.50%, 2/15/26		184,142	208,222
Series 1927, Class ZA, 6.50%, 1/15/27		735,713	812,886
Series 2127, Class PG, 6.25%, 2/15/29		1,014,765	1,143,982
Series 2344, Class ZD, 6.50%, 8/15/31		1,519,819	1,717,724
Series 2458, Class ZB, 7.00%, 6/15/32		2,474,557	2,891,317

			$9,056,755

Security	Principal Amount	Value

Federal National Mortgage Association:
Series 1992-180, Class F, 1.369%, 10/25/22(5)	$894,489	$911,327
Series 1993-16, Class Z, 7.50%, 2/25/23	890,896	1,035,323
Series 1993-79, Class PL, 7.00%, 6/25/23	624,955	719,979
Series 1993-104, Class ZB, 6.50%, 7/25/23	245,313	281,077
Series 1993-121, Class Z, 7.00%, 7/25/23	3,571,748	4,094,231
Series 1993-141, Class Z, 7.00%, 8/25/23	675,297	777,427
Series 1994-42, Class ZQ, 7.00%, 4/25/24	4,200,121	4,868,062
Series 1994-79, Class Z, 7.00%, 4/25/24	788,611	919,055
Series 1994-89, Class ZQ, 8.00%, 7/25/24	618,256	736,078
Series 1996-35, Class Z, 7.00%, 7/25/26	195,768	228,688
Series 1998-16, Class H, 7.00%, 4/18/28	558,213	652,015
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,018,680	1,187,953
Series 1999-25, Class Z, 6.00%, 6/25/29	1,292,733	1,456,086
Series 2000-2, Class ZE, 7.50%, 2/25/30	265,848	316,795
Series 2000-49, Class A, 8.00%, 3/18/27	765,078	920,927
Series 2001-31, Class ZA, 6.00%, 7/25/31	8,859,958	9,987,562
Series 2001-37, Class GA, 8.00%, 7/25/16	51,566	55,380
Series 2001-74, Class QE, 6.00%, 12/25/31	2,936,096	3,285,151
Series 2009-48, Class WA, 5.838%, 7/25/39(6)	10,216,224	11,713,284
Series 2011-38, Class SA, 12.899%, 5/25/41(7)	12,666,830	13,740,984
Series G48, Class Z, 7.10%, 12/25/21	764,305	865,422
Series G92-60, Class Z, 7.00%, 10/25/22	1,708,993	1,917,862
Series G93-1, Class K, 6.675%, 1/25/23	1,129,928	1,287,508
Series G93-31, Class PN, 7.00%, 9/25/23	3,421,728	3,948,027
Series G93-41, Class ZQ, 7.00%, 12/25/23	6,994,888	8,079,066
Series G94-7, Class PJ, 7.50%, 5/17/24	1,091,212	1,284,544

		$75,269,813

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$776,879	$892,319
Series 1996-22, Class Z, 7.00%, 10/16/26	623,378	722,282
Series 1999-42, Class Z, 8.00%, 11/16/29	1,804,450	2,193,265
Series 2000-21, Class Z, 9.00%, 3/16/30	2,578,625	3,231,584
Series 2001-35, Class K, 6.45%, 10/26/23	251,962	288,876
Series 2002-48, Class OC, 6.00%, 9/16/30	138,917	139,486

		$7,467,812

Total Collateralized Mortgage Obligations (identified cost $85,151,355)		$91,794,380

Commercial Mortgage-Backed Securities — 0.0%(2)

Security	Principal Amount	Value
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(6)	$1,613,634	$1,655,019

Total Commercial Mortgage-Backed Securities (identified cost $1,621,825)		$1,655,019

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Mortgage Pass-Throughs — 17.0%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
2.895%, with maturity at 2035(8)	$5,348,712	$5,704,926
3.213%, with maturity at 2029(8)	936,606	957,608
3.41%, with maturity at 2023(8)	237,638	250,996
4.317%, with maturity at 2030(8)	1,328,478	1,465,093
4.50%, with maturity at 2018	2,279,464	2,421,752
5.00%, with various maturities to 2019	2,743,110	2,934,381
5.50%, with various maturities to 2019	8,258,234	8,876,267
6.00%, with various maturities to 2035	52,887,532	59,984,791
6.50%, with various maturities to 2033	45,593,587	52,706,198
6.60%, with maturity at 2030	2,286,236	2,700,613
7.00%, with various maturities to 2036	45,157,716	53,506,716
7.31%, with maturity at 2026	203,033	229,347
7.50%, with various maturities to 2035	25,602,194	30,926,946
7.95%, with maturity at 2022	363,911	432,893
8.00%, with various maturities to 2031	6,596,945	8,021,042
8.15%, with maturity at 2021	169,034	195,361
8.30%, with maturity at 2021	52,346	60,126
8.47%, with maturity at 2018	93,316	106,249
8.50%, with various maturities to 2028	901,981	1,092,035
9.00%, with various maturities to 2027	1,642,361	1,971,856
9.50%, with maturity at 2027	180,812	205,512
9.75%, with maturity at 2016	3,107	3,474
10.00%, with various maturities to 2020	491,333	563,389
10.50%, with maturity at 2021	297,458	342,796
11.00%, with maturity at 2016	284,354	302,750

		$235,963,117

Federal National Mortgage Association:
2.212%, with various maturities to 2035(8)	$24,060,564	$25,237,850
2.249%, with maturity at 2022(8)	1,778,249	1,835,801
2.25%, with various maturities to 2033(8)	6,554,071	6,859,142
2.261%, with maturity at 2027(8)	364,053	377,587
2.275%, with maturity at 2028(8)	240,581	252,841
2.287%, with maturity at 2038(8)	1,261,673	1,321,759
2.321%, with various maturities to 2033(8)	12,239,049	12,750,898
2.324%, with maturity at 2035(8)	4,916,725	5,127,962
2.362%, with maturity at 2025(8)	1,285,208	1,342,536
2.562%, with maturity at 2024(8)	905,905	950,750
3.284%, with maturity at 2023(8)	123,327	128,807
3.66%, with maturity at 2034(8)	3,321,339	3,639,613
3.791%, with maturity at 2035(8)	10,891,516	11,970,711
4.12%, with maturity at 2035(8)	8,910,990	9,805,082
5.00%, with various maturities to 2018	3,353,650	3,597,059
5.50%, with various maturities to 2023	13,763,844	14,802,707
6.00%, with various maturities to 2038(9)	349,553,443	386,588,262

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
6.323%, with maturity at 2032(8)	$3,364,499	$3,727,312
6.50%, with various maturities to 2038	147,910,599	167,044,084
7.00%, with various maturities to 2036	109,208,179	128,372,474
7.064%, with maturity at 2025(8)	114,112	122,778
7.50%, with various maturities to 2037	77,844,113	93,857,796
8.00%, with various maturities to 2030	5,953,842	7,356,737
8.50%, with various maturities to 2037	9,300,569	11,497,656
9.00%, with various maturities to 2032	2,932,711	3,584,517
9.068%, with maturity at 2028(6)	348,376	385,189
9.50%, with various maturities to 2031	2,420,267	2,957,231
10.455%, with maturity at 2027(6)	363,145	414,697
10.50%, with maturity at 2029	283,657	335,863
11.00%, with maturity at 2016	5,032	5,236
11.50%, with maturity at 2031	385,870	464,307

		$906,715,244

Government National Mortgage Association:
2.00%, with maturity at 2024(8)	$534,832	$560,166
6.00%, with various maturities to 2033	45,251,493	51,067,725
6.50%, with various maturities to 2032	4,984,442	5,826,359
7.00%, with various maturities to 2035	40,254,419	48,687,824
7.50%, with various maturities to 2031	6,502,199	7,843,504
7.75%, with maturity at 2019	29,717	34,696
8.00%, with various maturities to 2034	15,497,869	18,721,532
8.30%, with various maturities to 2020	73,212	80,783
8.50%, with various maturities to 2021	760,262	846,393
9.00%, with various maturities to 2025	326,216	390,888
9.50%, with various maturities to 2026	1,216,484	1,523,910

		$135,583,780

Total Mortgage Pass-Throughs (identified cost $1,239,602,305)		$1,278,262,141

U.S. Government Agency Obligations — 4.6%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19(9)	$20,000,000	$23,659,560
4.125%, 3/13/20(9)	65,000,000	76,925,875
4.625%, 9/11/20	19,325,000	23,683,753
5.25%, 12/11/20(9)	11,545,000	14,633,253
5.25%, 12/9/22(9)	14,850,000	19,190,774
5.365%, 9/9/24	12,700,000	16,660,419
5.375%, 9/30/22	49,780,000	65,120,653
5.375%, 8/15/24(9)	22,000,000	29,392,792
5.625%, 6/11/21(9)	12,850,000	16,846,748
5.75%, 6/12/26	14,850,000	20,461,741

		$306,575,568

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$6,590,430
5.50%, 4/26/24	22,500,000	29,816,415

		$36,406,845

Total U.S. Government Agency Obligations (identified cost $290,354,000)		$342,982,413

U.S. Treasury Obligations — 9.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,246,133
U.S. Treasury Bond, 11.25%, 2/15/15(9)	190,000,000	227,465,720
U.S. Treasury Note, 4.00%, 2/15/14	133,600,000	137,712,342
U.S. Treasury Note, 4.25%, 8/15/13(9)	135,900,000	137,577,550
U.S. Treasury Note, 4.25%, 11/15/13(9)	133,200,000	136,197,000
U.S. Treasury Note, 4.75%, 5/15/14(9)	86,500,000	90,635,824

Total U.S. Treasury Obligations (identified cost $731,081,528)		$731,834,569

Total Debt Obligations — United States (identified cost $2,348,334,158)		$2,447,193,483

Common Stocks — 0.9%

Security	Shares	Value

France — 0.2%
Sanofi	91,828	$9,928,033
Total SA	166,296	8,370,849

Total France		$18,298,882

Germany — 0.5%
Deutsche EuroShop AG	319,916	$13,718,086
Deutsche Wohnen AG	693,794	12,235,490
GSW Immobilien AG	313,115	12,572,683

Total Germany		$38,526,259

Luxembourg — 0.2%
GAGFAH SA(10)	1,109,785	$14,337,679

Total Luxembourg		$14,337,679

Total Common Stocks (identified cost $60,708,491)		$71,162,820

Precious Metals — 2.1%

Description	Troy Ounces	Value

Platinum(10)	104,260	$156,937,124

Total Precious Metals (identified cost $182,943,855)		$156,937,124

Currency Call Options Purchased — 0.2%

Des cription	Counter party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Colombian Peso	Citibank NA	COP 61,529,039	COP 1,757.00	2/18/14	$125,008
Colombian Peso	Citibank NA	COP 58,748,079	COP 1,757.00	2/18/14	119,358
Colombian Peso	Citibank NA	COP 58,160,190	COP 1,757.00	2/18/14	118,163
Colombian Peso	Citibank NA	COP 39,329,400	COP 1,757.00	2/18/14	79,905
Colombian Peso	Citibank NA	COP 24,390,186	COP 1,757.00	2/18/14	49,553
Colombian Peso	JPMorgan Chase Bank	COP 23,314,690	COP 1,757.00	2/18/14	47,368
Colombian Peso	JPMorgan Chase Bank	COP 18,580,951	COP 1,757.00	2/18/14	37,751
Colombian Peso	JPMorgan Chase Bank	COP 14,352,100	COP 1,757.00	2/18/14	29,159
Indian Rupee	Australia and New Zealand Banking Group Limited	INR 2,863,000	INR 54.00	8/12/13	758,117
Indian Rupee	Australia and New Zealand Banking Group Limited	INR 1,762,000	INR 54.00	8/12/13	466,574
Indian Rupee	Bank of America	INR 4,068,093	INR 52.00	5/6/13	5,739
Indian Rupee	Bank of America	INR 3,709,482	INR 52.00	5/6/13	5,233
Indian Rupee	Bank of America	INR 3,921,500	INR 55.00	7/1/13	1,748,607
Indian Rupee	Bank of America	INR 2,904,000	INR 54.00	8/12/13	768,974
Indian Rupee	Bank of America	INR 3,432,000	INR 55.00	8/16/13	1,523,521
Indian Rupee	Barclays Bank PLC	INR 4,073,798	INR 52.00	5/6/13	5,747
Indian Rupee	Barclays Bank PLC	INR 2,920,000	INR 54.00	8/12/13	773,210
Indian Rupee	Deutsche Bank	INR 3,211,300	INR 51.00	5/8/13	2,265
Indian Rupee	Deutsche Bank	INR 2,570,000	INR 54.00	8/12/13	680,531
Indian Rupee	Goldman Sachs International	INR 3,725,500	INR 51.00	5/8/13	2,628
Indian Rupee	Goldman Sachs International	INR 3,267,000	INR 55.00	7/1/13	1,456,764
Indian Rupee	Goldman Sachs International	INR 1,700,000	INR 54.00	8/12/13	450,157

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Goldman Sachs International	INR 2,185,000	INR 55.00	8/19/13	$980,056
Indian Rupee	HSBC Bank USA	INR 3,847,800	INR 53.00	7/3/13	432,668
Indian Rupee	JPMorgan Chase Bank	INR 3,280,700	INR 53.00	7/3/13	368,900
Indian Rupee	JPMorgan Chase Bank	INR 1,951,000	INR 54.00	8/12/13	516,621
Indian Rupee	JPMorgan Chase Bank	INR 1,538,000	INR 54.00	8/12/13	407,259
Indian Rupee	Standard Chartered Bank	INR 3,304,700	INR 52.00	5/6/13	4,662
Indian Rupee	Standard Chartered Bank	INR 2,183,600	INR 53.00	7/3/13	245,536

Total Currency Call Options Purchased (identified cost $16,078,435)					$12,210,034

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

British Pound Sterling	Bank of America	GBP 166,991	GBP 1.35	3/13/14	$740,315
British Pound Sterling	Citibank NA	GBP 123,052	GBP 1.40	3/13/14	967,374
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP 79,501	GBP 1.35	3/13/14	352,449
South Korean Won	Bank of America	KRW 51,520,000	KRW 1,120.00	6/14/13	272,453
South Korean Won	Deutsche Bank	KRW 59,360,000	KRW 1,120.00	6/14/13	313,913
South Korean Won	Deutsche Bank	KRW 61,435,360	KRW 1,120.00	6/18/13	349,322
South Korean Won	Goldman Sachs International	KRW 56,397,600	KRW 1,120.00	6/18/13	320,677
South Korean Won	Standard Chartered Bank	KRW 48,160,000	KRW 1,120.00	6/14/13	254,684
South Korean Won	Standard Chartered Bank	KRW 59,916,640	KRW 1,120.00	6/18/13	340,686
Yuan Offshore Renminbi	Barclays Bank PLC	CNH 449,995	CNH 6.50	5/20/13	1,022
Yuan Offshore Renminbi	Citibank NA	CNH 425,666	CNH 6.50	5/20/13	967
Yuan Offshore Renminbi	HSBC Bank USA	CNH 481,026	CNH 6.50	5/20/13	1,093
Yuan Offshore Renminbi	Standard Chartered Bank	CNH 403,052	CNH 6.50	5/20/13	915

Total Currency Put Options Purchased (identified cost $12,141,280)					$3,915,870

Interest Rate Swaptions — 0.0%(2)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$575,887

Total Interest Rate Swaptions (identified cost $6,205,080)				$575,887

Put Options Purchased — 0.0%(2)

Description	Counterparty	Number of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Brent Crude Oil Future 9/2013	Not Applicable	1,360	USD 95.00	8/12/13	$3,032,800

Total Put Options Purchased (identified cost $9,622,080)					$3,032,800

Short-Term Investments — 47.0%

Foreign Government Securities — 25.0%

Security	Principal Amount (000’s omitted)		Value

Brazil — 3.8%
Letra Tesouro Nacional Bill, 0.00%, 7/1/13	BRL	575,858	$284,389,377

Total Brazil			$284,389,377

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	9,290	$5,611,557
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	1,751	1,049,864
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	2,000	1,169,421

Total Georgia			$7,830,842

Hong Kong — 5.3%
Hong Kong Treasury Bill, 0.00%, 5/2/13	HKD	1,133,000	$146,002,785
Hong Kong Treasury Bill, 0.00%, 5/8/13	HKD	817,500	105,345,563
Hong Kong Treasury Bill, 0.00%, 7/31/13	HKD	1,133,500	146,034,629

Total Hong Kong			$397,382,977

Kenya — 0.4%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	1,379,200	$14,720,257
Kenya Treasury Bill, 0.00%, 4/21/14	KES	1,481,600	15,779,712

Total Kenya			$30,499,969

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Lebanon — 0.2%
Lebanon Treasury Bill, 0.00%, 7/11/13	LBP	6,422,210	$4,236,127
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	6,772,560	4,409,012
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	7,185,560	4,548,952

Total Lebanon			$13,194,091

Malaysia — 5.2%
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	69,059	$22,696,364
Bank Negara Monetary Note, 0.00%, 5/7/13	MYR	24,329	7,993,256
Bank Negara Monetary Note, 0.00%, 5/9/13	MYR	52,575	17,270,665
Bank Negara Monetary Note, 0.00%, 5/16/13	MYR	113,350	37,214,184
Bank Negara Monetary Note, 0.00%, 6/6/13	MYR	70,382	23,069,569
Bank Negara Monetary Note, 0.00%, 6/20/13	MYR	114,325	37,431,040
Bank Negara Monetary Note, 0.00%, 7/9/13	MYR	164,824	53,883,181
Bank Negara Monetary Note, 0.00%, 7/16/13	MYR	95,102	31,073,275
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	71,802	23,281,500
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	76,749	24,874,907
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	106,868	34,598,352
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	244,353	79,065,167

Total Malaysia			$392,451,460

Mexico — 0.1%
Mexico Cetes, 0.00%, 8/8/13	MXN	107,634	$8,775,961

Total Mexico			$8,775,961

Nigeria — 3.3%
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	3,668,200	$23,165,117
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	1,253,000	7,877,762
Nigeria Treasury Bill, 0.00%, 6/27/13	NGN	1,000,000	6,216,487
Nigeria Treasury Bill, 0.00%, 8/8/13	NGN	862,737	5,285,311
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	26,180,000	158,799,098
Nigeria Treasury Bill, 0.00%, 9/26/13	NGN	316,884	1,907,481
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	8,231,704	49,294,528

Total Nigeria			$252,545,784

Philippines — 1.8%
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	448,520	$10,896,895
Philippine Treasury Bill, 0.00%, 5/8/13	PHP	684,710	16,634,477
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	438,150	10,643,868
Philippine Treasury Bill, 0.00%, 5/29/13	PHP	80,730	1,960,876
Philippine Treasury Bill, 0.00%, 6/5/13	PHP	881,260	21,404,780
Philippine Treasury Bill, 0.00%, 6/13/13	PHP	28,640	695,590
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	223,040	5,416,689
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	642,930	15,613,825

Security	Principal Amount (000’s omitted)		Value

Philippines (continued)
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	958,600	$23,278,220
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	94,120	2,285,282
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	292,910	7,111,157
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	171,260	4,157,364
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	410,920	9,973,679
Philippine Treasury Bill, 0.00%, 12/11/13	PHP	200,000	4,851,584

Total Philippines			$134,924,286

Romania — 0.5%
Romania Treasury Bill, 0.00%, 1/15/14	RON	125,400	$36,914,602

Total Romania			$36,914,602

Serbia — 1.4%
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	1,940,860	$22,983,415
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	209,100	2,462,916
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	734,800	8,621,997
Serbia Treasury Bill, 0.00%, 7/12/13	RSD	795,400	9,299,972
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	3,921,200	45,124,861
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	670,500	7,624,153
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	52,450	580,183
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	735,380	8,052,963

Total Serbia			$104,750,460

Singapore — 0.0%(2)
Monetary Authority of Singapore, 0.00%, 6/28/13	SGD	1,100	$892,784

Total Singapore			$892,784

South Korea — 0.8%
Korea Monetary Stabilization Bond, 0.00%, 5/7/13	KRW	6,884,840	$6,249,388
Korea Monetary Stabilization Bond, 0.00%, 5/28/13	KRW	15,150,940	13,732,567
Korea Monetary Stabilization Bond, 0.00%, 6/4/13	KRW	11,399,370	10,327,293
Korea Monetary Stabilization Bond, 0.00%, 7/9/13	KRW	10,046,600	9,080,364
Korea Monetary Stabilization Bond, 0.00%, 7/23/13	KRW	17,876,660	16,141,295
Korea Monetary Stabilization Bond, 0.00%, 10/15/13	KRW	5,823,640	5,226,874

Total South Korea			$60,757,781

Sri Lanka — 1.6%
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	105,900	$810,037
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	882,170	6,678,735
Sri Lanka Treasury Bill, 0.00%, 10/18/13	LKR	681,000	5,133,299
Sri Lanka Treasury Bill, 0.00%, 10/25/13	LKR	642,000	4,828,654
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	669,390	5,023,463

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	1,490,130	$11,066,286
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	2,111,800	15,615,389
Sri Lanka Treasury Bill, 0.00%, 2/21/14	LKR	2,028,500	14,705,142
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	719,480	5,203,666
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	2,976,230	21,477,783
Sri Lanka Treasury Bill, 0.00%, 3/21/14	LKR	1,557,360	11,189,222
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	1,828,620	13,109,161
Sri Lanka Treasury Bill, 0.00%, 4/4/14	LKR	202,200	1,446,397
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	170,430	1,216,543
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	224,870	1,598,325

Total Sri Lanka			$119,102,102

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 5/31/13(3)	UYU	334,420	$17,602,114
Monetary Regulation Bill, 0.00%, 7/5/13(3)	UYU	110,360	5,798,413
Monetary Regulation Bill, 0.00%, 9/13/13	UYU	20,000	1,018,283
Monetary Regulation Bill, 0.00%, 1/31/14(3)	UYU	13,807	718,134
Monetary Regulation Bill, 0.00%, 4/16/14(3)	UYU	239,665	12,417,655

Total Uruguay			$37,554,599

Total Foreign Government Securities (identified cost $1,872,075,733)			$1,881,967,075

U.S. Treasury Obligations — 5.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 5/23/13		$155,500	$155,497,357
U.S. Treasury Bill, 0.00%, 6/20/13(9)		54,420	54,418,313
U.S. Treasury Bill, 0.00%, 6/27/13		64,800	64,797,926
U.S. Treasury Bill, 0.00%, 7/25/13		114,300	114,287,198

Total U.S. Treasury Obligations (identified cost $388,990,388)			$389,000,794

Repurchase Agreements — 11.3%

Description	Principal Amount (000’s omitted)		Value

Bank of America:
Dated 4/5/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 23,259,019, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $30,000,702.	EUR	23,272	$30,648,216
Dated 4/8/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 17,285,038, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $23,030,588.	EUR	17,295	22,776,066
Dated 4/8/13 with an interest rate of 0.35%, collateralized by USD 25,000,000 Turkey Government Bond 7.00%, due 6/5/20 and a market value, including accrued interest, of $32,089,583.(11)	USD	32,000	32,000,000
Dated 4/11/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 24,650,857, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $32,788,268.	EUR	24,663	32,479,791
Dated 4/23/13 with a maturity date of 6/11/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 49,127,872, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $64,762,540.	EUR	49,134	64,706,577
Dated 4/23/13 with a maturity date of 6/14/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 74,075,063, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $97,649,767.	EUR	74,084	97,565,385
Barclays Bank PLC:
Dated 2/22/13 with a maturity date of 9/19/13, an interest rate of 0.50% and repurchase proceeds of USD 27,075,603, collateralized by USD 25,000,000 Bolivarian Republic of Venezuela 10.75%, due 9/19/13 and a market value, including accrued interest, of $25,908,507.	USD	26,999	26,999,479

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Description	Principal Amount (000’s omitted)		Value

Barclays Bank PLC: (continued)
Dated 4/9/13 with a maturity date of 5/13/13, an interest rate of 0.20% and repurchase proceeds of USD 16,921,673, collateralized by USD 16,485,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $17,071,419.	USD	16,919	$16,918,759
Dated 4/12/13 with a maturity date of 5/16/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 17,647,803, collateralized by USD 13,460,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $17,028,723.	USD	17,653	17,652,952
Dated 4/17/13 with a maturity date of 6/21/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 58,656,490, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $79,071,237.	EUR	58,666	77,260,568
Dated 4/17/13 with an interest rate of 0.50%, collateralized by USD 15,000,000 Bolivarian Republic of Venezuela 7.00%, due 3/31/38 and a market value, including accrued interest, of $12,015,417.(11)	USD	11,175	11,175,000
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 7,982,382, collateralized by USD 6,243,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $8,060,537.	USD	7,983	7,983,236
Citibank NA:
Dated 4/24/13 with a maturity date of 5/28/13, an interest rate of 0.13% payable by the Portfolio and repurchase proceeds of EUR 94,744,685, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $126,242,504.	EUR	94,756	124,788,478
Dated 4/24/13 with a maturity date of 5/29/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 13,725,483, collateralized by USD 13,570,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $14,005,889.	USD	13,730	13,730,060
JPMorgan Chase Bank:
Dated 3/12/13 with an interest rate of 0.40%, collateralized by USD 15,000,000 Bolivarian Republic of Venezuela 11.95%, due 8/5/31 and a market value, including accrued interest, of $16,960,729.(11)	USD	17,444	17,444,188

Description	Principal Amount (000’s omitted)		Value

Nomura International PLC:
Dated 3/7/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 8,046,861, collateralized by USD 7,100,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $8,219,138.	USD	8,042	$8,042,170
Dated 3/11/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 7,924,830, collateralized by USD 6,241,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $7,849,635.	USD	7,918	7,917,957
Dated 3/21/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 4,627,724, collateralized by USD 3,640,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $4,578,220.	USD	4,624	4,624,127
Dated 4/3/13 with a maturity date of 7/5/13, an interest rate of 0.25% and repurchase proceeds of USD 8,292,427, collateralized by USD 4,835,000 Qatar Government International Bond 9.75%, due 6/15/30 and a market value, including accrued interest, of $8,592,299.	USD	8,287	8,287,190
Dated 4/5/13 with a maturity date of 5/7/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 57,635,127, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $75,899,473.	EUR	57,639	75,908,301
Dated 4/5/13 with a maturity date of 6/11/13, an interest rate of 0.02% payable by the Portfolio and repurchase proceeds of EUR 68,731,712, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $90,599,714.	EUR	68,734	90,519,379
Dated 4/18/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 1,910,533, collateralized by USD 1,660,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $1,921,658.	USD	1,910	1,909,963
Dated 4/23/13 with a maturity date of 5/10/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 16,538,035, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $21,962,932.	EUR	16,539	21,781,044

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Description	Principal Amount (000’s omitted)		Value
Nomura International PLC: (continued)
Dated 4/24/13 with a maturity date of 6/28/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 31,295,542, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $41,210,734.	EUR	31,297	$41,216,740

Total Repurchase Agreements (identified cost $846,338,977)			$854,335,626

Other — 5.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)	$415,004	$415,004,459

Total Other (identified cost $415,004,459)		$415,004,459

Total Short-Term Investments (identified cost $3,522,409,557)		$3,540,307,954

Total Investments — 109.5% (identified cost $8,021,312,815)		$8,239,517,565

Currency Call Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Bank of America	INR 3,709,482	INR 52.00	5/6/13	$(5,232)
Indian Rupee	Bank of America	INR 3,643,326	INR 54.00	8/12/13	(964,746)
Indian Rupee	Barclays Bank PLC	INR 4,073,798	INR 52.00	5/6/13	(5,747)
Indian Rupee	Citibank NA	INR 3,304,700	INR 52.00	5/6/13	(4,662)
Indian Rupee	Citibank NA	INR 3,463,398	INR 54.00	8/12/13	(917,101)
Indian Rupee	Deutsche Bank	INR 4,068,093	INR 52.00	5/6/13	(5,739)
Indian Rupee	Deutsche Bank	INR 3,571,600	INR 51.00	5/8/13	(2,519)
Indian Rupee	Deutsche Bank	INR 1,861,654	INR 54.00	8/12/13	(492,963)
Indian Rupee	Goldman Sachs International	INR 3,432,000	INR 55.00	8/16/13	(1,536,517)
Indian Rupee	HSBC Bank USA	INR 3,780,918	INR 54.00	8/12/13	(1,001,180)
Indian Rupee	JPMorgan Chase Bank	INR 2,185,000	INR 55.00	8/19/13	(980,056)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Indian Rupee	Nomura International PLC	INR 3,365,200	INR 51.00	5/8/13	$(2,374)
Indian Rupee	Nomura International PLC	INR 3,780,918	INR 54.00	8/12/13	(1,001,180)
Indian Rupee	Standard Chartered Bank	INR 1,734,786	INR 54.00	8/12/13	(459,368)

Total Currency Call Options Written (premiums received $19,939,964)					$(7,379,384)

Currency Put Options Written — (0.0)%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Bank of America	INR 2,317,250	INR 65.00	7/1/13	$(3,226)
Indian Rupee	Goldman Sachs International	INR 1,930,500	INR 65.00	7/1/13	(2,687)
Indian Rupee	HSBC Bank USA	INR 2,323,200	INR 64.00	7/3/13	(3,450)
Indian Rupee	JPMorgan Chase Bank	INR 1,980,800	INR 64.00	7/3/13	(2,941)
Indian Rupee	Standard Chartered Bank	INR 1,318,400	INR 64.00	7/3/13	(1,958)
South Korean Won	Bank of America	KRW 51,520,000	KRW 1,120.00	6/14/13	(272,453)
South Korean Won	Citibank NA	KRW 60,607,680	KRW 1,120.00	6/18/13	(344,616)
South Korean Won	Citibank NA	KRW 61,435,360	KRW 1,120.00	6/18/13	(349,322)
South Korean Won	JPMorgan Chase Bank	KRW 59,360,000	KRW 1,120.00	6/14/13	(313,913)
South Korean Won	Standard Chartered Bank	KRW 48,160,000	KRW 1,120.00	6/14/13	(254,684)
South Korean Won	Standard Chartered Bank	KRW 55,706,560	KRW 1,120.00	6/18/13	(316,748)

Total Currency Put Options Written (premiums received $8,327,407)					$(1,865,998)

Other Assets, Less Liabilities — (9.4)%					$(706,717,005)

Net Assets — 100.0%					$7,523,555,178

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

MLMT	–	Merrill Lynch Mortgage Trust
BRL	–	Brazilian Real
CNH	–	Yuan Offshore Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HKD	–	Hong Kong Dollar
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso

(1)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $105,684,356 or 1.4% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $49,283,769 or 0.7% of the Portfolio’s net assets.

(5)	Floating-rate security.

(6)	Weighted average fixed-rate coupon that changes/updates monthly.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2013.

(8)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2013.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(10)	Non-income producing.
(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

Securities Sold Short — (10.0)%

Foreign Government Bonds — (10.0)%

Security		Principal Amount (000’s omitted)	Value

Belgium — (1.2)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(88,924,120)

Total Belgium			$(88,924,120)

Dominican Republic — (0.4)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(13,570)	$(13,977,100)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(13,460)	(16,993,250)

Total Dominican Republic			$(30,970,350)

France — (5.8)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(162,323,705)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(74,672,138)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(201,907,383)

Total France			$(438,903,226)

Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(41,197,355)

Total Germany			$(41,197,355)

Qatar — (0.6)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(8,760)	$(10,030,200)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(6,243)	(7,959,825)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(9,881)	(12,388,304)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(16,485)	(16,918,555)

Total Qatar			$(47,296,884)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(21,278,298)

Total Spain			$(21,278,298)

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Supranational — (1.1)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(22,826,787)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(32,737,333)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(29,951,841)

Total Supranational			$(85,515,961)

Total Foreign Government Bonds (proceeds $699,255,760)			$(754,086,194)

Total Securities Sold Short (proceeds $699,255,760)			$(754,086,194)

EUR	–	Euro
USD	–	United States Dollar

26	See Notes to Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities

Assets	April 30, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $6,577,025,524)	$6,813,240,356
Affiliated investment, at value (identified cost, $415,004,459)	415,004,459
Precious metals, at value (identified cost, $182,943,855)	156,937,124
Repurchase agreements, at value (identified cost $846,338,977)	854,335,626
Total Investments, at value (identified cost, $8,021,312,815)	$8,239,517,565
Cash	$18,333,649
Restricted cash*	6,310,000
Deposits at broker for open derivative contracts	1,217,113
Foreign currency, at value (identified cost, $53,118,729)	52,556,934
Interest receivable	51,415,245
Interest receivable from affiliated investment	28,655
Receivable for investments sold	53,141,205
Receivable for variation margin on open futures contracts	658,843
Receivable for open forward foreign currency exchange contracts	29,951,318
Receivable for closed forward foreign currency exchange contracts	5,867,945
Receivable for variation margin on open swap contracts	247,403
Receivable for open swap contracts	84,382,540
Premium receivable on open swap contracts	5,102,303
Premium paid on open swap contracts	103,999,760
Tax reclaims receivable	37,757
Total assets	$8,652,768,235

Liabilities
Cash collateral due to broker	$6,310,000
Written options outstanding, at value (premiums received, $28,267,371)	9,245,382
Payable for investments purchased	202,769,934
Payable for open forward foreign currency exchange contracts	29,997,779
Payable for closed forward foreign currency exchange contracts	7,178,440
Payable for open swap contracts	82,359,052
Premium payable on open swap contracts	610,789
Premium received on open swap contracts	19,544,715
Payable for securities sold short, at value (proceeds, $699,255,760)	754,086,194
Payable to affiliates:
Investment adviser fee	3,203,293
Trustees’ fees	5,352
Interest payable	13,117,121
Accrued expenses	785,006
Total liabilities	$1,129,213,057
Net Assets applicable to investors’ interest in Portfolio	$7,523,555,178

Sources of Net Assets
Investors’ capital	$7,343,243,504
Net unrealized appreciation	180,311,674
Total	$7,523,555,178

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Statement of Operations

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $1,232,197)	$163,838,426
Dividends (net of foreign taxes, $69,387)	132,911
Interest allocated from affiliated investment	315,492
Expenses allocated from affiliated investment	(29,129)
Total investment income	$164,257,700

Expenses
Investment adviser fee	$18,753,342
Trustees’ fees and expenses	33,685
Custodian fee	3,142,638
Legal and accounting services	214,978
Interest expense	1,045,067
Interest expense on securities sold short	11,288,614
Miscellaneous	345,550
Total expenses	$34,823,874
Deduct —
Reduction of custodian fee	$10,747
Total expense reductions	$10,747

Net expenses	$34,813,127

Net investment income	$129,444,573

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a gain of $21,024,965 from precious metals)	$50,171,896
Investment transactions allocated from affiliated investment	7,896
Securities sold short	(19,502,061)
Futures contracts	1,952,323
Swap contracts	(119,199,488)
Forward commodity contracts	(3,464,971)
Foreign currency and forward foreign currency exchange contract transactions	(13,863,794)
Net realized loss	$(103,898,199)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $33,951,475 from precious metals)	$28,396,447
Written options	7,018,564
Securities sold short	(25,322,435)
Futures contracts	3,746,481
Swap contracts	41,069,451
Forward commodity contracts	9,488,742
Foreign currency and forward foreign currency exchange contracts	16,118,107
Net change in unrealized appreciation (depreciation)	$80,515,357

Net realized and unrealized loss	$(23,382,842)

Net increase in net assets from operations	$106,061,731

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013	Year Ended October 31, 2012
From operations —
Net investment income	$129,444,573	$314,128,214
Net realized loss from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(103,898,199)	(54,352,047)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	80,515,357	(6,741,139)
Net increase in net assets from operations	$106,061,731	$253,035,028
Capital transactions —
Contributions	$498,017,706	$657,956,383
Withdrawals	(300,863,947)	(1,728,829,247)
Net increase (decrease) in net assets from capital transactions	$197,153,759	$(1,070,872,864)

Net increase (decrease) in net assets	$303,215,490	$(817,837,836)

Net Assets
At beginning of period	$7,220,339,688	$8,038,177,524
At end of period	$7,523,555,178	$7,220,339,688

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Consolidated Supplementary Data

	Six Months Ended April 30, 2013		Year Ended October 31,
Ratios/Supplemental Data			2012		2011		2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)(3)	0.93	%(3)	0.75	%(3)	0.57%	0.72%	0.63%
Net investment income	3.59	%(2)	4.10%		3.22%		2.67%	4.93%	5.25%
Portfolio Turnover	41	%(4)	39%		33%		19%	25%	26%

Total Return	1.49	%(4)	3.46%		0.79%		5.31%	12.10%	2.97%

Net assets, end of period (000’s omitted)	$7,523,555		$7,220,340		$8,038,178		$9,007,025	$1,319,026	$845,021

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes interest and dividend expense, primarily on securities sold short, of 0.34%, 0.30% and 0.11% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(4)	Not annualized.

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 91.3%, 6.4%, 1.1%, 0.9% and 0.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd., (the Subsidiary) a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $221,744,290 or 2.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information

31

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

32

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the

33

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily

34

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $18,753,342 or 0.52% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,193,564,434	$1,998,741,299
U.S. Government Securities	745,567,046	191,381,129

	$1,939,131,480	$2,190,122,428

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,050,836,051

Gross unrealized appreciation	$267,260,445
Gross unrealized depreciation	(78,578,931)

Net unrealized appreciation	$188,681,514

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2013 is included in the Portfolio of Investments.

35

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 62,136,000	United States Dollar 64,320,702	JPMorgan Chase Bank	$(95,703)
5/1/13	British Pound Sterling 51,386,000	United States Dollar 79,620,449	Credit Suisse International	(199,984)
5/2/13	Euro 50,380,016	United States Dollar 65,997,821	Goldman Sachs International	(350,165)
5/2/13	Philippine Peso 448,520,000	United States Dollar 10,907,057	Standard Chartered Bank	10,070
5/7/13	Indonesian Rupiah 1,145,242,000	United States Dollar 117,413	Citibank NA	(328)
5/7/13	Indonesian Rupiah 200,786,785,000	United States Dollar 20,568,202	Deutsche Bank	(74,440)
5/7/13	New Taiwan Dollar 1,010,820,000	United States Dollar 34,046,953	Credit Suisse International	(211,239)
5/13/13	Japanese Yen 443,779,000	United States Dollar 4,746,934	Bank of America	194,421
5/13/13	Japanese Yen 6,560,541,000	United States Dollar 70,212,021	Goldman Sachs International	2,910,614
5/13/13	Japanese Yen 4,733,115,000	United States Dollar 48,235,139	Goldman Sachs International	(319,591)
5/13/13	Japanese Yen 3,261,466,000	United States Dollar 32,915,342	Goldman Sachs International	(542,455)
5/13/13	Japanese Yen 13,029,000,000	United States Dollar 130,911,174	Toronto-Dominion Bank	(2,747,015)
5/20/13	Australian Dollar 73,828,000	United States Dollar 75,819,879	JPMorgan Chase Bank	(613,694)
5/20/13	Euro 153,050,932	United States Dollar 204,284,732	Australia and New Zealand Banking Group Limited	2,702,415
5/20/13	Euro 103,303,693	United States Dollar 137,906,814	Bank of America	1,846,240
5/20/13	Euro 6,699,743	United States Dollar 8,962,782	Bank of America	138,597
5/20/13	Euro 1,250,462	United States Dollar 1,627,042	Bank of America	(19,932)
5/20/13	Euro 4,903,964	United States Dollar 6,389,179	Bank of America	(69,798)
5/20/13	Euro 8,656,226	United States Dollar 11,324,992	Bank of America	(76,063)
5/20/13	Euro 5,719,043	United States Dollar 7,433,040	Bank of America	(99,472)
5/20/13	Euro 211,741,085	United States Dollar 282,577,008	Goldman Sachs International	3,694,299
5/20/13	Euro 19,150,000	United States Dollar 24,607,559	Toronto-Dominion Bank	(614,773)

36

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/22/13	Chilean Peso 4,868,114,000	United States Dollar 10,177,951	Bank of Nova Scotia	$(130,672)
5/22/13	Chilean Peso 400,410,000	United States Dollar 836,977	JPMorgan Chase Bank	(10,923)
5/23/13	Chilean Peso 3,359,893,000	United States Dollar 7,002,695	Deutsche Bank	(111,128)
5/23/13	Chilean Peso 4,545,002,000	United States Dollar 9,475,664	HSBC Bank USA	(147,363)
5/23/13	Chilean Peso 3,629,482,000	United States Dollar 7,566,938	Standard Chartered Bank	(117,679)
5/31/13	British Pound Sterling 2,834,615	United States Dollar 4,298,723	State Street Bank and Trust Co.	(103,579)
6/4/13	Euro 61,070,000	United States Dollar 79,827,956	Goldman Sachs International	(614,637)
6/6/13	Chilean Peso 1,984,800,000	United States Dollar 4,129,838	BNP Paribas	(64,184)
6/7/13	South African Rand 286,347,900	United States Dollar 31,697,743	Bank of America	(62,451)
6/7/13	South African Rand 648,531,000	United States Dollar 70,722,348	Standard Bank	(1,209,280)
6/7/13	South African Rand 573,952,447	United States Dollar 62,564,204	Standard Chartered Bank	(1,095,565)
6/10/13	British Pound Sterling 51,386,000	United States Dollar 79,627,746	Goldman Sachs International	(172,505)
6/10/13	Euro 118,673,542	United States Dollar 154,259,584	Bank of America	(2,065,924)
6/10/13	Euro 234,354,863	United States Dollar 304,864,039	Goldman Sachs International	(3,845,403)
6/14/13	New Taiwan Dollar 1,665,853,000	United States Dollar 56,267,412	Deutsche Bank	(279,814)
6/17/13	Peruvian New Sol 23,987,250	United States Dollar 9,033,045	Standard Chartered Bank	(15,971)
6/28/13	New Zealand Dollar 14,913,916	United States Dollar 12,408,378	Bank of America	(325,607)
6/28/13	New Zealand Dollar 343,570,141	United States Dollar 286,066,807	Goldman Sachs International	(7,284,525)
6/28/13	New Zealand Dollar 15,956,913	United States Dollar 13,262,908	Standard Chartered Bank	(361,623)
7/2/13	Brazilian Real 256,080,800	United States Dollar 125,767,900	BNP Paribas	(1,264,183)
7/2/13	Brazilian Real 319,777,200	United States Dollar 156,966,666	State Street Bank and Trust Co.	(1,662,813)
7/15/13	Hungarian Forint 30,065,737,391	Euro 100,005,779	Credit Suisse International	436,466
7/15/13	Hungarian Forint 22,601,817,000	Euro 75,159,008	JPMorgan Chase Bank	301,760

37

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April 30, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

7/15/13	Hungarian Forint 6,292,861,413	Euro 20,916,245	Standard Chartered Bank	$71,187
7/25/13	Philippine Peso 1,135,859,000	United States Dollar 27,483,341	Bank of America	(141,315)
3/21/14	Croatian Kuna 17,744,000	Euro 2,303,817	Citibank NA	(20,021)
3/21/14	Croatian Kuna 23,369,000	Euro 3,031,746	Citibank NA	(29,539)
4/2/14	Croatian Kuna 51,945,100	Euro 6,778,248	Citibank NA	(6,530)
4/2/14	Croatian Kuna 27,534,000	Euro 3,573,060	Citibank NA	(29,629)
4/2/14	Croatian Kuna 15,747,800	Euro 2,041,060	Deutsche Bank	(20,269)
4/3/14	Croatian Kuna 6,805,000	Euro 884,226	Citibank NA	(5,728)
4/3/14	Croatian Kuna 54,318,000	Euro 7,053,370	Citibank NA	(51,769)

				$(14,979,212)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 62,136,000	United States Dollar 64,227,249	BNP Paribas	$189,156
5/1/13	British Pound Sterling 51,386,000	United States Dollar 79,648,300	Goldman Sachs International	172,133
5/2/13	Euro 51,262,000	United States Dollar 67,127,589	Credit Suisse International	381,926
5/3/13	Kenyan Shilling 226,150,000	United States Dollar 2,700,299	Standard Chartered Bank	(1,611)
5/7/13	Indonesian Rupiah 201,932,027,000	United States Dollar 20,742,889	Bank of America	17,494
5/13/13	South Korean Won 74,232,100,000	United States Dollar 65,108,453	Deutsche Bank	2,287,719
5/13/13	Swedish Krona 965,411,500	Euro 111,765,901	Credit Suisse International	1,726,605
5/15/13	Indian Rupee 2,516,121,000	United States Dollar 45,873,598	Deutsche Bank	829,344
5/15/13	Indian Rupee 2,053,751,000	United States Dollar 37,443,727	Standard Chartered Bank	676,941
5/15/13	Malaysian Ringgit 15,790,000	United States Dollar 5,193,566	Bank of America	(7,055)

38

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April 30, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/15/13	Malaysian Ringgit 16,790,000	United States Dollar 5,522,481	Citibank NA	$(7,502)
5/20/13	Colombian Peso 15,695,690,000	United States Dollar 8,676,446	Bank of America	(87,094)
5/20/13	Colombian Peso 16,996,800,000	United States Dollar 9,406,087	Bank of America	(104,713)
5/20/13	Colombian Peso 16,290,647,000	United States Dollar 9,035,301	Bank of America	(120,363)
5/20/13	Colombian Peso 16,279,608,000	United States Dollar 9,051,770	Bank of America	(142,873)
5/20/13	Peruvian New Sol 25,400,000	United States Dollar 9,786,168	Bank of Nova Scotia	(187,627)
5/20/13	South Korean Won 54,985,558,000	United States Dollar 49,309,095	Barclays Bank PLC	608,828
5/20/13	South Korean Won 72,177,934,000	United States Dollar 66,197,032	JPMorgan Chase Bank	(671,235)
5/22/13	Indian Rupee 2,525,894,875	United States Dollar 45,843,676	Deutsche Bank	1,040,683
5/22/13	Indian Rupee 1,450,865,634	United States Dollar 26,787,371	JPMorgan Chase Bank	142,849
5/22/13	Indian Rupee 2,601,706,000	United States Dollar 47,236,755	Nomura International PLC	1,054,771
5/22/13	Indian Rupee 1,766,069,875	United States Dollar 32,059,067	Standard Chartered Bank	721,812
5/22/13	Indian Rupee 1,442,072,366	United States Dollar 26,629,938	Standard Chartered Bank	137,067
5/22/13	Mexican Peso 103,068,000	United States Dollar 8,365,705	HSBC Bank USA	109,269
5/22/13	Yuan Offshore Renminbi 243,897,000	United States Dollar 38,936,303	Australia and New Zealand Banking Group Limited	609,218
5/22/13	Yuan Offshore Renminbi 274,502,000	United States Dollar 43,825,657	Standard Chartered Bank	682,167
5/23/13	Serbian Dinar 1,184,583,847	Euro 10,498,838	Deutsche Bank	212,018
5/24/13	South Korean Won 54,982,008,000	United States Dollar 50,453,781	Credit Suisse International	(541,420)
5/24/13	South Korean Won 7,423,256,000	United States Dollar 6,635,906	JPMorgan Chase Bank	102,885
5/29/13	Peruvian New Sol 131,177,650	United States Dollar 49,830,066	Deutsche Bank	(290,713)
5/31/13	Georgian Lari 1,671,400	United States Dollar 1,000,000	Liberty Bank	9,670
5/31/13	Philippine Peso 886,725,000	United States Dollar 21,569,569	JPMorgan Chase Bank	(19,085)
5/31/13	Yuan Renminbi 224,953,213	United States Dollar 36,068,113	Credit Suisse International	150,029
5/31/13	Yuan Renminbi 180,594,894	United States Dollar 28,955,874	JPMorgan Chase Bank	120,445

39

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/31/13	Yuan Renminbi 180,594,894	United States Dollar 28,957,267	Standard Chartered Bank	$119,052
6/5/13	Philippine Peso 448,520,000	United States Dollar 10,901,755	Bank of America	(429)
6/6/13	Serbian Dinar 728,018,000	Euro 6,431,254	Citibank NA	127,409
6/7/13	South African Rand 9,210,431	United States Dollar 996,164	Credit Suisse International	25,408
6/7/13	South African Rand 127,436,478	United States Dollar 13,626,971	JPMorgan Chase Bank	507,609
6/13/13	Serbian Dinar 1,571,000,000	Euro 13,998,040	Citibank NA	84,389
6/13/13	Serbian Dinar 2,493,892,544	Euro 22,167,934	Deutsche Bank	204,216
6/14/13	Russian Ruble 391,415,000	United States Dollar 12,407,164	Bank of America	82,205
6/14/13	Russian Ruble 375,085,000	United States Dollar 11,894,244	Citibank NA	74,062
6/17/13	Peruvian New Sol 65,537,000	United States Dollar 25,254,133	Bank of America	(530,778)
6/24/13	Singapore Dollar 178,788,000	United States Dollar 142,864,677	JPMorgan Chase Bank	2,294,453
6/24/13	Yuan Offshore Renminbi 227,257,000	United States Dollar 36,687,492	Deutsche Bank	115,847
6/24/13	Yuan Offshore Renminbi 229,864,000	United States Dollar 37,105,361	Nomura International PLC	120,171
6/24/13	Yuan Offshore Renminbi 225,126,000	United States Dollar 36,351,687	Standard Chartered Bank	106,545
7/10/13	Philippine Peso 33,960,000	United States Dollar 823,552	Bank of America	2,275
7/18/13	Yuan Offshore Renminbi 86,743,000	United States Dollar 13,963,555	JPMorgan Chase Bank	71,119
7/18/13	Yuan Offshore Renminbi 86,743,000	United States Dollar 13,963,555	Standard Chartered Bank	71,119
7/19/13	Singapore Dollar 5,724,000	United States Dollar 4,644,219	Citibank NA	3,240
7/22/13	Yuan Offshore Renminbi 251,800,000	United States Dollar 40,606,354	BNP Paribas	127,511
7/22/13	Yuan Offshore Renminbi 133,632,000	United States Dollar 21,547,640	Citibank NA	70,103
7/22/13	Yuan Offshore Renminbi 148,129,000	United States Dollar 23,884,455	Deutsche Bank	78,479
7/31/13	Indian Rupee 983,891,000	United States Dollar 17,868,298	Citibank NA	225,897
7/31/13	Indian Rupee 938,609,000	United States Dollar 17,045,938	Deutsche Bank	215,500
7/31/13	Norwegian Krone 909,366,075	Euro 118,762,711	Deutsche Bank	675,118

40

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

9/3/13	Georgian Lari 1,697,200	United States Dollar 1,000,000	Liberty Bank	$17,374
9/16/13	Russian Ruble 568,662,000	United States Dollar 17,776,243	HSBC Bank USA	96,185
9/16/13	Russian Ruble 197,838,000	United States Dollar 6,185,337	JPMorgan Chase Bank	32,496
12/16/13	Russian Ruble 423,643,000	United States Dollar 13,077,419	Credit Suisse International	53,101
12/16/13	Russian Ruble 342,987,000	United States Dollar 10,595,011	Goldman Sachs International	35,633
4/11/14	Kenyan Shilling 364,920,000	United States Dollar 3,960,065	Standard Chartered Bank	25,704

				$14,932,751

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

5/13	1,414 CAC 40 Index	Short	$(67,643,251)	$(70,753,072)	$(3,109,821)
6/13	1,588 Euro-Bobl	Short	(263,150,461)	(265,032,647)	(1,882,186)
6/13	212 Euro-Bund	Short	(40,826,593)	(40,924,183)	(97,590)
6/13	71 Euro-Schatz	Short	(10,346,362)	(10,355,511)	(9,149)
6/13	627 Gold	Short	(100,821,600)	(92,300,670)	8,520,930
6/13	29 IMM 10-Year Interest Rate Swap	Long	29,138,095	28,704,867	(433,228)
6/13	139 Japan 10-Year Bond	Short	(206,541,150)	(206,079,602)	461,548
6/13	288 Nikkei 225 Index	Long	36,050,861	41,005,693	4,954,832
6/13	2,844 U.S. 5-Year Treasury Note	Short	(352,411,592)	(354,477,937)	(2,066,345)
6/13	465 U.S. 10-Year Deliverable Interest Rate Swap	Long	46,729,812	46,957,735	227,923
6/13	3,511 U.S. 10-Year Treasury Note	Short	(461,757,055)	(468,224,766)	(6,467,711)
6/13	1,518 U.S. 30-Year Treasury Bond	Short	(218,881,656)	(225,233,250)	(6,351,594)
7/13	106 Platinum	Long	8,404,829	7,988,160	(416,669)

					$(6,669,060)

41

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	CLP 4,796,126	Pays	6-month Sinacofi Chile Interbank Rate	2.13%	5/3/18	$0
Bank of America	CLP 4,796,126	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	(16,274)
Bank of America	CLP 25,448,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19	4/23/18	257,964
Bank of America	CLP 25,448,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(312,588)
Bank of America	HUF 589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(290,351)
Bank of America	HUF 1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	511,456
Bank of America	HUF 1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(569,146)
Bank of America	HUF 1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	444,089
Bank of America	HUF 1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(505,180)
Bank of America	HUF 1,345,000	Pays	6-month HUF BUBOR	6.91	12/21/16	580,117
Bank of America	HUF 1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(681,547)
Bank of America	HUF 2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	354,278
Bank of America	HUF 406,800	Pays	6-month HUF BUBOR	5.11	12/22/16	58,625
Bank of America	HUF 406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(202,712)
Bank of America	HUF 607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	90,186
Bank of America	HUF 2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	1,065,043
Bank of America	HUF 2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(1,439,727)
Bank of America	NZD 27,793	Pays	3-month NZD Bank Bill	3.78	10/30/22	16,597
Bank of America	PLN 31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	837,625
Bank of America	PLN 31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(231,175)
Bank of America	PLN 30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	806,299
Bank of America	PLN 59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	1,611,638
Bank of America	PLN 23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	635,018
Bank of America	PLN 14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	188,237
Bank of America	PLN 14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(163,445)
Bank of America	PLN 102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(973,740)
Barclays Bank PLC	PLN 66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,744,181
Barclays Bank PLC	PLN 28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	764,641
Barclays Bank PLC	PLN 102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,302,360
Barclays Bank PLC	PLN 173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	2,239,629
Barclays Bank PLC	PLN 173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(1,767,287)
Barclays Bank PLC	PLN 57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	724,058
BNP Paribas	PLN 69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,738,315
BNP Paribas	PLN 69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(723,971)
BNP Paribas	PLN 15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	206,577

42

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Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

BNP Paribas	PLN 15,700	Receives	6-month PLN WIBOR	3.38%	11/13/17	$(130,293)
BNP Paribas	PLN 76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	977,589
BNP Paribas	PLN 2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	27,700
BNP Paribas	PLN 2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(24,590)
Citibank NA	NZD 32,614	Pays	3-month NZD Bank Bill	3.78	10/30/22	19,475
Citibank NA	PLN 27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	738,048
Citibank NA	PLN 41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	1,084,541
Citibank NA	PLN 9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	243,092
Citibank NA	PLN 29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	783,849
Citibank NA	PLN 26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	745,940
Citibank NA	PLN 31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(334,076)
Citibank NA	PLN 31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	839,357
Citibank NA	PLN 30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	389,000
Citibank NA	PLN 24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	320,752
Citibank NA	PLN 75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	961,515
Citibank NA	PLN 75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(842,681)
Credit Suisse International	HUF 589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	93,499
Credit Suisse International	HUF 1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	789,834
Credit Suisse International	HUF 1,839,440	Receives	6-month HUF BUBOR	7.32	12/16/16	(906,163)
Credit Suisse International	HUF 440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	195,491
Credit Suisse International	HUF 440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(217,464)
Credit Suisse International	HUF 326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	146,206
Credit Suisse International	HUF 326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(165,826)
Credit Suisse International	HUF 972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	139,231
Credit Suisse International	HUF 1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	222,596
Credit Suisse International	HUF 2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,493,472)
Credit Suisse International	HUF 829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	120,409
Credit Suisse International	HUF 1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(791,650)
Credit Suisse International	HUF 1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	584,280
Credit Suisse International	HUF 1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(733,707)
Credit Suisse International	HUF 680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	109,864
Credit Suisse International	HUF 2,183,000	Pays	6-month HUF BUBOR	5.87	1/20/17	580,890
Credit Suisse International	HUF 2,183,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,244,326)
Credit Suisse International	PLN 33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	938,932
Deutsche Bank	HUF 2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	1,079,404
Deutsche Bank	HUF 2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,456,487)
Deutsche Bank	NZD 44,566	Pays	3-month NZD Bank Bill	3.79	10/30/22	65,054
Deutsche Bank	NZD 14,299	Pays	3-month NZD Bank Bill	4.13	2/25/23	371,648
Deutsche Bank	NZD 16,796	Pays	3-month NZD Bank Bill	4.14	2/25/23	448,707
Deutsche Bank	PLN 35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	954,425
Deutsche Bank	PLN 102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	2,756,522
Deutsche Bank	PLN 60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	1,560,975
Deutsche Bank	PLN 43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	1,088,994
Deutsche Bank	PLN 34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	908,467
Deutsche Bank	PLN 19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	242,580

43

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank	PLN 19,510	Receives	6-month PLN WIBOR	3.60%	11/16/17	$(219,312)
Goldman Sachs International	PLN 20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	543,866
Goldman Sachs International	PLN 37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	477,999
JPMorgan Chase Bank	HUF 6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	2,584,768
JPMorgan Chase Bank	HUF 6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(2,906,750)
JPMorgan Chase Bank	HUF 2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	1,224,808
JPMorgan Chase Bank	HUF 2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(1,026,977)
JPMorgan Chase Bank	HUF 2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,217,950)
JPMorgan Chase Bank	HUF 2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	1,023,955
JPMorgan Chase Bank	HUF 2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(1,134,951)
JPMorgan Chase Bank	HUF 1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	278,976
JPMorgan Chase Bank	HUF 1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(991,786)
JPMorgan Chase Bank	HUF 1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	279,565
JPMorgan Chase Bank	HUF 2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,521,945)
JPMorgan Chase Bank	MXN 34,138,400	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(11,046,810)
JPMorgan Chase Bank	NZD 23,580	Pays	3-month NZD Bank Bill	4.13	2/25/23	612,873
JPMorgan Chase Bank	NZD 55,474	Pays	3-month NZD Bank Bill	4.14	2/25/23	1,502,094
JPMorgan Chase Bank	PLN 26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	707,710
Morgan Stanley & Co. International PLC	HUF 2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	1,079,343
Morgan Stanley & Co. International PLC	HUF 2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(1,211,508)
Morgan Stanley & Co. International PLC	HUF 1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	459,901
Morgan Stanley & Co. International PLC	HUF 1,035,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(516,973)
Nomura International PLC	HUF 1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	762,455
Nomura International PLC	HUF 1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(873,573)

						$9,357,699

CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

44

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$22,260	5.00	%(1)	6/20/18	3.63%	$1,502,001	$(656,256)	$845,745
Markit CDX North America High Yield Index	ICE Clear Credit	33,020	5.00	(1)	6/20/18	3.63	2,228,036	(992,945)	1,235,091

Total		$55,280					$3,730,037	$(1,649,201)	$2,080,836

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Credit Suisse International	$152	5.00	%(1)	6/20/13	67.09%	$(11,407)	$(138)	$(11,545)
Argentina	Credit Suisse International	2,538	5.00	(1)	6/20/13	67.09	(190,611)	(2,300)	(192,911)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	0.85	26,105	43,521	69,626
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	0.93	49,826	72,301	122,127
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	0.93	15,133	23,014	38,147
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.39	(309,929)	572,774	262,845
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.39	(324,413)	312,629	(11,784)
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.39	(250,747)	215,387	(35,360)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.39	(456,017)	330,865	(125,152)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.75	64,646	188,123	252,769
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.85	56,192	212,044	268,236
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.93	35,221	59,982	95,203
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.93	21,525	36,351	57,876
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.32	(46,689)	111,866	65,177
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.39	(177,548)	254,517	76,969
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.39	(141,415)	189,045	47,630
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.39	(295,912)	439,604	143,692
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.39	(143,284)	246,308	103,024
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.39	(262,116)	329,454	67,338
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	0.75	32,324	62,615	94,939
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.32	(53,692)	126,901	73,209
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.75	64,646	184,364	249,010
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.75	32,323	63,573	95,896
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.93	30,647	116,168	146,815
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.93	49,826	84,973	134,799

45

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$7,740	1.00	%(1)	12/20/15	0.93%	$22,698	$42,138	$64,836
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.39	(155,743)	311,855	156,112
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	0.85	58,533	142,455	200,988
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	0.85	25,754	64,498	90,252
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	0.85	26,106	45,976	72,082
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	0.85	6,790	15,227	22,017
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	0.93	38,139	64,952	103,091
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.39	(263,829)	541,571	277,742
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.39	(236,730)	437,496	200,766
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.39	(143,284)	205,400	62,116
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.93	50,838	90,875	141,713
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.93	23,520	43,662	67,182
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.39	(166,490)	324,678	158,188
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.46	(155,477)	176,473	20,996
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.39	(143,284)	283,145	139,861
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.39	(142,443)	204,194	61,751
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.46	(141,483)	166,899	25,416
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.75	32,324	95,000	127,324
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	0.75	32,324	61,657	93,981
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.39	(143,284)	238,893	95,609
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.32	(51,358)	119,714	68,356
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.39	(143,283)	235,182	91,899
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.39	(138,612)	152,598	13,986
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.39	(62,298)	53,636	(8,662)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.46	(136,988)	158,542	21,554
Turkey	Bank of America	121,590	1.00	(1)	12/20/17	1.08	(284,075)	2,678,641	2,394,566
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.08	(46,726)	440,602	393,876

Total		$640,606					$(4,423,727)	$11,669,900	$7,246,173

46

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$2,690	5.00	%(1)	9/20/13	$538,911	$(604,480)	$(65,569)
Austria	Barclays Bank PLC	8,800	0.44		12/20/13	(26,922)	—	(26,922)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(51,358)	—	(51,358)
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	89,191	(87,667)	1,524
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	184,576	(198,478)	(13,902)
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	113,347	(127,408)	(14,061)
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	125,858	(144,632)	(18,774)
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(232,560)	—	(232,560)
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	343,386	(403,812)	(60,426)
China	Bank of America	22,200	1.00	(1)	3/20/17	(433,314)	(515,353)	(948,667)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(730,252)	(790,364)	(1,520,616)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(266,527)	(274,151)	(540,678)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(311,694)	(320,609)	(632,303)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	172,980	(655,570)	(482,590)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(314,053)	(543,506)	(857,559)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	104,283	(389,000)	(284,717)
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	101,426	(513,379)	(411,953)
Colombia	Deutsche Bank	6,250	1.00	(1)	6/20/22	89,283	(397,533)	(308,250)
Colombia	Deutsche Bank	7,920	1.00	(1)	6/20/22	113,140	(577,765)	(464,625)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	212,851	(905,613)	(692,762)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(111,332)	(192,673)	(304,005)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	133,115	(495,624)	(362,509)
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	98,568	(498,917)	(400,349)
Colombia	Goldman Sachs International	7,700	1.00	(1)	6/20/22	109,997	(613,951)	(503,954)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(231,301)	(405,876)	(637,177)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	381,846	(1,389,897)	(1,008,051)
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	198,528	(752,398)	(553,870)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	146,649	(124,987)	21,662
Croatia	Citibank NA	1,611	1.00	(1)	12/20/16	78,208	(82,768)	(4,560)
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	366,642	(315,877)	50,765
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	109,986	(92,619)	17,367
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	341,783	(386,552)	(44,769)
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	322,908	(262,684)	60,224
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	244,772	(199,159)	45,613
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	230,021	(258,499)	(28,478)
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	1,143,215	(1,268,533)	(125,318)
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	30,063	(26,361)	3,702
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	146,657	(123,820)	22,837
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	518,853	(586,814)	(67,961)
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	255,608	(287,487)	(31,879)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	183,321	(156,923)	26,398

47

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	12/20/17	$183,321	$(159,961)	$23,360
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	101,560	(82,948)	18,612
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	116,958	(102,146)	14,812
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	245,713	(280,573)	(34,860)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	543,609	(584,411)	(40,802)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	242,599	(284,778)	(42,179)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	505,617	(607,618)	(102,001)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	3,244,617	(2,645,156)	599,461
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	398,602	(303,283)	95,319
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	660,080	(161,267)	498,813
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	842,655	(205,872)	636,783
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	318,262	(108,286)	209,976
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,203,522	(360,120)	843,402
Egypt	Citibank NA	50	1.00	(1)	6/20/20	13,226	(4,157)	9,069
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	1,147,832	(365,875)	781,957
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	787,482	(164,360)	623,122
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	58,607	(19,171)	39,436
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	767,753	(191,516)	576,237
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	390,898	(122,532)	268,366
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	297,914	(92,208)	205,706
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,349,002	(358,913)	990,089
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,216,747	(365,809)	850,938
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,203,522	(362,319)	841,203
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	908,194	(233,455)	674,739
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,273,417	(1,036,056)	237,361
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	453,089	(1,088,143)	(635,054)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	214,927	(516,127)	(301,200)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	633,196	(1,526,014)	(892,818)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	441,494	(1,055,492)	(613,998)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	848,090	(2,020,221)	(1,172,131)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	238,163	(571,925)	(333,762)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	82,746	(105,942)	(23,196)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	124,021	(132,799)	(8,778)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	169,579	(178,390)	(8,811)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	124,021	(151,887)	(27,866)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	240,117	(232,891)	7,226
Lebanon	Citibank NA	4,600	3.30		9/20/14	(94,148)	—	(94,148)

48

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Citibank NA	$4,500	1.00	%(1)	12/20/14	$88,656	$(111,229)	$(22,573)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	84,716	(108,464)	(23,748)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	108,357	(140,826)	(32,469)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	70,869	(66,411)	4,458
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	237,710	(285,716)	(48,006)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	594,275	(663,394)	(69,119)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	116,428	(123,120)	(6,692)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	222,731	(234,170)	(11,439)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	306,606	(279,606)	27,000
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	198,091	(221,529)	(23,438)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	398,594	(373,181)	25,413
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	1,090,610	(1,070,295)	20,315
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	213,704	(199,635)	14,069
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	240,116	(230,132)	9,984
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	154,393	(150,717)	3,676
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	151,755	(138,390)	13,365
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	154,852	(143,068)	11,784
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	265,443	(264,263)	1,180
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	330,881	(321,683)	9,198
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	240,117	(235,644)	4,473
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	148,152	(144,627)	3,525
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	142,626	(159,501)	(16,875)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	149,143	(165,223)	(16,080)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(542,683)	198,748	(343,935)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	92,920	(420,080)	(327,160)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	184,531	(947,870)	(763,339)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	51,040	(275,006)	(223,966)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	54,312	(252,131)	(197,819)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	90,303	(413,251)	(322,948)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	95,538	(485,470)	(389,932)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	87,423	(480,143)	(392,720)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	187,148	(890,025)	(702,877)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	85,068	(389,329)	(304,261)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	92,397	(509,982)	(417,585)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(159,390)	(98,154)	(257,544)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(138,533)	(100,053)	(238,586)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(166,947)	(124,138)	(291,085)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(166,947)	(134,707)	(301,654)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(147,924)	(116,056)	(263,980)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(166,947)	(120,493)	(287,440)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(162,818)	(125,610)	(288,428)

49

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Philippines	Deutsche Bank	$10,000	1.00	%(1)	9/20/15	$(171,386)	$(129,538)	$(300,924)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(151,716)	(127,182)	(278,898)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(166,947)	(121,976)	(288,923)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(123,398)	(72,956)	(196,354)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(166,947)	(120,493)	(287,440)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(75,410)	(54,438)	(129,848)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(171,387)	(142,867)	(314,254)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(171,386)	(151,272)	(322,658)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(166,947)	(130,965)	(297,912)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(171,386)	(140,656)	(312,042)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	226,028	(1,502,992)	(1,276,964)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	121,400	(860,526)	(739,126)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	96,558	(420,191)	(323,633)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	203,432	(1,363,893)	(1,160,461)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	33,332	(139,265)	(105,933)
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	68,770	(487,466)	(418,696)
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	610,762	(652,602)	(41,840)
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	55,437	(244,422)	(188,985)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	124,206	(540,682)	(416,476)
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	64,419	(287,714)	(223,295)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	313,654	(194,010)	119,644
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	338,075	(180,366)	157,709
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,091,070	(500,014)	591,056
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	331,367	(166,570)	164,797
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,564,938	(1,947,848)	617,090
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	1,824,715	(1,534,651)	290,064
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,410,365	(1,132,532)	277,833
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	1,743,246	(1,844,670)	(101,424)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	313,654	(224,268)	89,386
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	266,927	(137,603)	129,324
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	266,927	(156,719)	110,208
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	266,927	(224,191)	42,736
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	569,623	(648,525)	(78,902)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	727,696	(693,298)	34,398
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	771,263	(352,142)	419,121
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	471,362	(228,108)	243,254
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	950,463	(863,555)	86,908
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	795,411	(775,115)	20,296
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,474,313	(1,354,701)	119,612
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	950,463	(887,260)	63,203
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	194,664	(158,248)	36,416
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	282,942	(227,643)	55,299
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	245,572	(203,923)	41,649

50

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Citibank NA	$5,000	1.00	%(1)	6/20/20	$284,812	$(235,865)	$48,947
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	272,265	(153,921)	118,344
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	245,572	(168,897)	76,675
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	284,812	(238,527)	46,285
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	569,624	(633,043)	(63,419)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,091,069	(531,620)	559,449
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	671,081	(422,320)	248,761
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	497,050	(254,504)	242,546
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	876,003	(962,537)	(86,534)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	758,017	(525,289)	232,728
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	338,075	(178,736)	159,339
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	333,527	(214,162)	119,365
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	87,930	(56,515)	31,415
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	835,160	(397,396)	437,764
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,331,525	(1,400,312)	(68,787)
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,483,950	(1,567,328)	(83,378)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,113,225	(540,406)	572,819
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	515,031	(254,070)	260,961
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	936,447	(958,523)	(22,076)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	727,534	(750,995)	(23,461)
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	662,054	(656,280)	5,774
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	258,889	(219,459)	39,430
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	228,519	(232,484)	(3,965)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	272,265	(151,214)	121,051
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	266,927	(153,554)	113,373
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	277,604	(220,689)	56,915
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	284,812	(230,529)	54,283
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	284,812	(326,837)	(42,025)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	779,643	(702,787)	76,856
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	350,402	(291,127)	59,275
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	641,013	(651,200)	(10,187)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,495,400	(257,096)	1,238,304
Spain	Bank of America	7,500	1.00	(1)	9/20/20	772,570	(426,818)	345,752
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,089,457	(94,264)	995,193
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	996,934	(607,470)	389,464
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	763,505	(534,511)	228,994
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	4,708,836	(3,512,176)	1,196,660
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	499,245	(366,827)	132,418
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	1,089,456	(215,243)	874,213
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	238,915	(97,205)	141,710
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	515,047	(209,089)	305,958
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	879,210	(164,028)	715,182
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	1,390,722	(705,427)	685,295
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	996,933	(381,136)	615,797

51

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Deutsche Bank	$23,922	1.00	%(1)	12/20/20	$2,541,051	$(1,895,292)	$645,759
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,362,301	(871,407)	490,894
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	498,467	(306,196)	192,271
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	880,009	(629,204)	250,805
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	1,545,140	(1,210,004)	335,136
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	515,047	(203,593)	311,454
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(65,810)	(13,404)	(79,214)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	16,480	—	16,480
Thailand	Citibank NA	7,700	0.86		12/20/14	(83,625)	—	(83,625)
Thailand	Citibank NA	3,700	0.95		9/20/19	12,727	—	12,727
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(82,263)	(23,427)	(105,690)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(147,057)	(31,239)	(178,296)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(77,327)	(14,675)	(92,002)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(148,074)	(28,127)	(176,201)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(164,526)	(31,253)	(195,779)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(43,044)	—	(43,044)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(82,263)	(15,612)	(97,875)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(82,263)	(22,321)	(104,584)
Tunisia	Barclays Bank PLC	3,700	1.00	(1)	9/20/17	364,074	(284,328)	79,746
Tunisia	Barclays Bank PLC	3,330	1.00	(1)	9/20/17	327,667	(268,669)	58,998
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	392,609	(337,356)	55,253
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,249,294	(897,745)	351,549
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	673,889	(511,155)	162,734
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	659,269	(477,161)	182,108
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	731,100	(556,955)	174,145
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	659,269	(528,330)	130,939
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	862,954	(725,498)	137,456
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	182,379	(138,240)	44,139
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	600,719	(541,220)	59,499
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	172,437	(250,617)	(78,180)
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	344,874	(489,490)	(144,616)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 42,420	1.00	(1)	6/20/18	1,167,192	(2,397,449)	(1,230,257)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 30,816	5.00	(1)	6/20/18	(5,351,157)	3,423,875	(1,927,282)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR 27,075	5.00	(1)	6/20/18	(4,715,193)	4,249,754	(465,439)

						$87,040,275	$(94,475,744)	$(7,435,469)

52

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $695,886,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 20,438,000 Banco de Guatemala, 0%, due 9/3/13	3-month USD LIBOR-BBA + 50 bp on $2,548,027 (Notional Amount) plus Notional Amount at termination date	9/5/13	$37,809
Citibank NA	Total return on GTQ 37,022,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $4,568,991 (Notional Amount) plus Notional Amount at termination date	12/5/13	75,123

				$112,932

GTQ	–	Guatemalan Quetzal

Cross-Currency Swaps
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation

Bank of America	TRY 17,118	$11,435	3-month USD-LIBOR-BBA	8.28%	8/11/20	$(266,122)
Bank of America	TRY 26,000	14,619	3-month USD-LIBOR-BBA	6.97	8/18/21	(1,907,068)
Barclays Bank PLC	TRY 60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	(865,245)
Barclays Bank PLC	TRY 25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	(701,218)
Citibank NA	TRY 25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	(313,636)
Citibank NA	TRY 3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	(131,695)
Credit Suisse International	TRY 4,446	2,498	3-month USD-LIBOR-BBA	6.90	8/18/21	(315,523)
Deutsche Bank	TRY 22,254	14,861	3-month USD-LIBOR-BBA	8.26	8/11/20	(334,232)

53

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps (continued)
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Deutsche Bank	TRY 14,321	$8,996	3-month USD-LIBOR-BBA	8.20%	2/24/21	$(444,108)
Deutsche Bank	TRY 5,112	2,871	3-month USD-LIBOR-BBA	7.00	8/18/21	(385,310)
JPMorgan Chase Bank	TRY 27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	(453,947)
JPMorgan Chase Bank	TRY 20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	(397,667)
JPMorgan Chase Bank	TRY 10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	(742,076)

						$(7,257,847)

TRY	–	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Premiums Received

Outstanding, beginning of period	INR 33,752,150	KRW —	$21,570,884
Options written	22,092,873	336,789,600	6,696,487

Outstanding, end of period	INR 55,845,023	KRW 336,789,600	$28,267,371

INR	–	Indian Rupee
KRW	–	South Korean Won

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

54

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

The Portfolio enters into swap contracts, over-the-counter options and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $128,780,653. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $26,869,696 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts (other than centrally cleared swaps), over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risks with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2013, the maximum amount of loss the Portfolio (and Subsidiary) would incur due to counterparty risk was $136,903,594 with the highest amount from any one counterparty being $29,689,336. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $93,911,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2013. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$—	$16,125,904	$575,887	$3,032,800
Net unrealized appreciation*	2,080,836	4,954,832	—	689,471	8,520,930
Receivable for open forward foreign currency exchange contracts	—	—	29,951,318	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	106,520,078	—	112,932	48,244,112	—

Total Asset Derivatives	$108,600,914	$4,954,832	$46,190,154	$49,509,470	$11,553,730

Written options outstanding, at value	$—	$—	$(9,245,382)	$—	$—
Net unrealized appreciation*	—	(3,109,821)	—	(17,307,803)	(416,669)
Payable for open forward foreign currency exchange contracts	—	—	(29,997,779)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(22,254,329)	—	—	(46,144,260)	—

Total Liability Derivatives	$(22,254,329)	$(3,109,821)	$(39,243,161)	$(63,452,063)	$(416,669)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable. In addition, the upfront payments paid on centrally cleared swaps are reported within the Consolidated Statement of Assets and Liabilities as Premium paid on open swap contracts.

55

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$(4,657,259)	$—	$—	$—
Futures contracts	—	6,023,048	—	(3,879,487)	(191,238)
Swap contracts	(107,652,334)	—	(9,161)	(11,537,993)	—
Forward commodity contracts	—	—	—	—	(3,464,971)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(17,693,014)	—	—

Total	$(107,652,334)	$1,365,789	$(17,702,175)	$(15,417,480)	$(3,656,209)

Change in unrealized appreciation (depreciation) — Investments	$—	$1,525,575	$(13,233,938)	$(735,646)	$(6,487,200)
Written options	—	—	7,018,564	—	—
Futures contracts	—	1,005,094	—	(15,539,116)	18,280,503
Swap contracts	31,439,426	—	112,932	9,517,093	—
Forward commodity contracts	—	—	—	—	9,488,742
Foreign currency and forward foreign currency exchange contracts	—	—	15,644,289	—	—

Total	$31,439,426	$2,530,669	$9,541,847	$(6,757,669)	$21,282,045

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $1,387,070,000, $91,190,000, $5,997,003,000 and $5,951,035,000, respectively.

The average principal amount of purchased currency option contracts, average notional amount of interest rate swaption contracts, and average number of purchased index options contracts and purchased commodity options contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $1,884,946,000, $99,600,000, 38,318,000 contracts and 1,360 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

56

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$2,000,287,957	$—	$2,000,287,957
Foreign Corporate Bonds & Notes	—	3,893,636	—	3,893,636
Corporate Bonds & Notes	—	664,961	—	664,961
Collateralized Mortgage Obligations	—	91,794,380	—	91,794,380
Commercial Mortgage-Backed Securities	—	1,655,019	—	1,655,019
Mortgage Pass-Throughs	—	1,278,262,141	—	1,278,262,141
U.S. Government Agency Obligations	—	342,982,413	—	342,982,413
U.S. Treasury Obligations	—	731,834,569	—	731,834,569
Common Stocks	—	71,162,820 *	—	71,162,820
Precious Metals	156,937,124	—	—	156,937,124
Currency Call Options Purchased	—	12,210,034	—	12,210,034
Currency Put Options Purchased	—	3,915,870	—	3,915,870
Interest Rate Swaptions	—	575,887	—	575,887
Put Options Purchased	3,032,800	—	—	3,032,800
Short-Term Investments —
Foreign Government Securities	—	1,881,967,075	—	1,881,967,075
U.S. Treasury Obligations	—	389,000,794	—	389,000,794
Repurchase Agreements	—	854,335,626	—	854,335,626
Other	—	415,004,459	—	415,004,459

Total Investments	$159,969,924	$8,079,547,641	$—	$8,239,517,565

Forward Foreign Currency Exchange Contracts	$—	$29,951,318	$—	$29,951,318
Swap Contracts	—	156,957,958	—	156,957,958
Futures Contracts	14,165,233	—	—	14,165,233

Total	$174,135,157	$8,266,456,917	$—	$8,440,592,074

Liability Description

Currency Call Options Written	$—	$(7,379,384)	$—	$(7,379,384)
Currency Put Options Written	—	(1,865,998)	—	(1,865,998)
Securities Sold Short	—	(754,086,194)	—	(754,086,194)
Forward Foreign Currency Exchange Contracts	—	(29,997,779)	—	(29,997,779)
Swap Contracts	—	(68,398,589)	—	(68,398,589)
Futures Contracts	(20,834,293)	—	—	(20,834,293)

Total	$(20,834,293)	$(861,727,944)	$—	$(882,562,237)

57

Global Macro Portfolio

April 30, 2013

Notes to Consolidated Financial Statements — continued

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

58

Global Macro Portfolio

April 30, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of April 30, 2013, and the related consolidated statement of operations for the six month period then ended, the consolidated statements of changes in net assets for the six month period then ended and the year ended October 31, 2012, and the consolidated supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2012. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of April 30, 2013, the results of their operations for the six month period then ended, the changes in their net assets for the six month period then ended and the year ended October 31, 2012, and the supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2013

59

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

60

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

61

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

62

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041-6/13	GMSRC

Eaton Vance

Global Macro Absolute Return Advantage Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Global Macro Absolute Return Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	53

Officers and Trustees	56

Important Notices	57

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Since Inception
Class A at NAV	08/31/2010	08/31/2010	2.81%	5.27%	3.09%
Class A with 4.75% Maximum Sales Charge	—	—	–2.06	0.27	1.22
Class C at NAV	08/31/2010	08/31/2010	2.43	4.48	2.40
Class C with 1% Maximum Sales Charge	—	—	1.46	3.49	2.40
Class I at NAV	08/31/2010	08/31/2010	2.90	5.57	3.39
Class R at NAV	12/01/2010	08/31/2010	2.72	4.98	2.91
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	08/31/2010	08/31/2010	0.06%	0.12%	0.11%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R
Gross		2.02%	2.72%	1.72%	2.22%
Net of Interest Expense		1.55	2.25	1.25	1.75

Fund Profile4

Asset Allocation (% of net assets)5

*	Net securities sold short.

Foreign Currency Exposure (% of net assets)6

Malaysia	10.9%	Georgia	1.1%
India	10.6	Jordan	0.9
Serbia	9.1	Poland	0.5
China	8.3	Hong Kong	0.4
South Korea	7.7	New Zealand	0.4
Philippines	7.0	Uruguay	0.3
Mexico	6.9	Guatemala	0.2
Nigeria	6.6	Brazil	0.0	*
Turkey	5.9	Indonesia	0.0	*
Sri Lanka	4.8	Ghana	0.0	*
Norway	4.0	Uganda	0.0	*
Sweden	4.0	Croatia	–0.9
Singapore	3.9	Chile	–0.9
Romania	3.9	Gold	–2.0
Platinum	3.5	Australia	–2.0
Russia	2.9	Taiwan	–2.3
Peru	2.0	United Kingdom	–3.3
Kenya	1.7	South Africa	–3.9
Colombia	1.5	Hungary	–6.8
Lebanon	1.1	Japan	–7.5
		Euro	–23.6
		Total Long	110.1
		Total Short	–53.2
		Total Net	56.9

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class R is linked to Class A.

[3]	Source: Fund prospectus. Net expense ratio excludes interest expense associated with certain investment transactions.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets. See Statement of Assets and Liabilities for details.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

   Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,028.10	$9.81	1.95%
Class C	$1,000.00	$1,024.30	$13.30	2.65%
Class I	$1,000.00	$1,029.00	$8.30	1.65%
Class R	$1,000.00	$1,027.20	$10.81	2.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.10	$9.74	1.95%
Class C	$1,000.00	$1,011.70	$13.22	2.65%
Class I	$1,000.00	$1,016.60	$8.25	1.65%
Class R	$1,000.00	$1,014.10	$10.74	2.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $1,116,658,387)	$1,127,804,520
Receivable for Fund shares sold	5,201,560
Total assets	$1,133,006,080

Liabilities
Payable for Fund shares redeemed	$2,354,598
Payable to affiliates:
Distribution and service fees	159,982
Trustees’ fees	42
Accrued expenses	151,437
Total liabilities	$2,666,059
Net Assets	$1,130,340,021

Sources of Net Assets
Paid-in capital	$1,128,192,790
Accumulated net realized loss from Portfolio	(15,910,891)
Accumulated undistributed net investment income	6,911,989
Net unrealized appreciation from Portfolio	11,146,133
Total	$1,130,340,021

Class A Shares
Net Assets	$317,465,995
Shares Outstanding	31,750,355
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.00
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.50

Class C Shares
Net Assets	$97,762,798
Shares Outstanding	9,903,604
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.87

Class I Shares
Net Assets	$711,552,458
Shares Outstanding	70,791,102
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.05

Class R Shares
Net Assets	$3,558,770
Shares Outstanding	357,951
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.94
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest allocated from Portfolio (net of foreign taxes, $47,408)	$25,783,701
Dividends allocated from Portfolio (net of foreign taxes, $16,506)	32,321
Expenses allocated from Portfolio	(7,233,280)
Total investment income from Portfolio	$18,582,742

Expenses
Distribution and service fees
Class A	$436,677
Class C	480,984
Class R	7,508
Trustees’ fees and expenses	250
Custodian fee	19,260
Transfer and dividend disbursing agent fees	359,300
Legal and accounting services	23,158
Printing and postage	46,204
Registration fees	55,827
Miscellaneous	8,460
Total expenses	$1,437,628

Net investment income	$17,145,114

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (including a loss of $71,941 from precious metals)	$12,112,810
Securities sold short	(2,287,374)
Futures contracts	(1,160,598)
Swap contracts	(21,383,626)
Forward commodity contracts	1,887,456
Foreign currency and forward foreign currency exchange contract transactions	73,167
Net realized loss	$(10,758,165)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $803,633 from precious metals)	$1,877,475
Written options	1,244,229
Securities sold short	(6,435,673)
Futures contracts	1,355,688
Swap contracts	10,443,197
Forward commodity contracts	110,038
Foreign currency and forward foreign currency exchange contracts	10,754,768
Net change in unrealized appreciation (depreciation)	$19,349,722

Net realized and unrealized gain	$8,591,557

Net increase in net assets from operations	$25,736,671

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$17,145,114	$31,110,410
Net realized gain (loss) from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(10,758,165)	11,725,349
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	19,349,722	(6,627,524)
Net increase in net assets from operations	$25,736,671	$36,208,235
Distributions to shareholders —
From net investment income
Class A	$—	$(6,346,535)
Class C	—	(2,183,186)
Class I	—	(12,792,634)
Class R	—	(49,483)
From net realized gain
Class A	(14,613,979)	—
Class C	(5,071,981)	—
Class I	(22,598,945)	—
Class R	(148,010)	—
Total distributions to shareholders	$(42,432,915)	$(21,371,838)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$147,644,543	$125,831,134
Class C	15,476,861	20,529,855
Class I	367,742,593	225,780,742
Class R	1,005,975	1,441,511
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	13,917,087	5,778,419
Class C	3,304,410	1,461,426
Class I	17,888,259	7,791,018
Class R	147,957	49,457
Cost of shares redeemed
Class A	(81,905,039)	(161,233,028)
Class C	(16,473,008)	(38,429,113)
Class I	(114,081,700)	(257,049,122)
Class R	(359,383)	(333,566)
Net increase (decrease) in net assets from Fund share transactions	$354,308,555	$(68,381,267)

Net increase (decrease) in net assets	$337,612,311	$(53,544,870)

Net Assets
At beginning of period	$792,727,710	$846,272,580
At end of period	$1,130,340,021	$792,727,710

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$6,911,989	$(10,233,125)

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$10.260		$10.050		$10.060		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.178		$0.387		$0.171		$0.028
Net realized and unrealized gain (loss)	0.094		0.078		(0.163)		0.032

Total income from operations	$0.272		$0.465		$0.008		$0.060

Less Distributions
From net investment income	$—		$(0.255)		$—		$—
From net realized gain	(0.532)		—		(0.018)		—

Total distributions	$(0.532)		$(0.255)		$(0.018)		$—

Net asset value — End of period	$10.000		$10.260		$10.050		$10.060

Total Return(3)	2.81	%(4)	4.79%		0.07%		0.60	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$317,466		$243,609		$268,739		$36,143
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.95	%(7)(8)	2.02	%(8)	1.80	%(8)(9)	1.55	%(7)(9)
Net investment income	3.60	%(7)	3.87%		1.69%		1.69	%(7)
Portfolio Turnover of the Portfolio	42	%(4)	91%		50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of 0.42%, 0.47% and 0.25% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(9)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% and 1.38% of average daily net assets for the year ended October 31, 2011 and for the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$10.170		$9.980		$10.060		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.144		$0.315		$0.101		$0.015
Net realized and unrealized gain (loss)	0.088		0.075		(0.163)		0.045

Total income (loss) from operations	$0.232		$0.390		$(0.062)		$0.060

Less Distributions
From net investment income	$—		$(0.200)		$—		$—
From net realized gain	(0.532)		—		(0.018)		—

Total distributions	$(0.532)		$(0.200)		$(0.018)		$—

Net asset value — End of period	$9.870		$10.170		$9.980		$10.060

Total Return(3)	2.43	%(4)	4.02%		(0.62)%		0.60	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,763		$98,230		$112,833		$8,747
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.65	%(7)(8)	2.72	%(8)	2.49	%(8)(9)	2.25	%(7)(9)
Net investment income	2.94	%(7)	3.17%		1.01%		0.89	%(7)
Portfolio Turnover of the Portfolio	42	%(4)	91%		50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of 0.42%, 0.47% and 0.24% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(9)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% and 1.38% of average daily net assets for the year ended October 31, 2011 and for the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$10.300		$10.090		$10.070		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.190		$0.419		$0.204		$0.025
Net realized and unrealized gain (loss)	0.092		0.076		(0.166)		0.045

Total income from operations	$0.282		$0.495		$0.038		$0.070

Less Distributions
From net investment income	$—		$(0.285)		$—		$—
From net realized gain	(0.532)		—		(0.018)		—

Total distributions	$(0.532)		$(0.285)		$(0.018)		$—

Net asset value — End of period	$10.050		$10.300		$10.090		$10.070

Total Return(3)	2.90	%(4)	5.09%		0.37%		0.70	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$711,552		$448,057		$463,076		$56,036
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.65	%(7)(8)	1.72	%(8)	1.50	%(8)(9)	1.25	%(7)(9)
Net investment income	3.81	%(7)	4.17%		2.02%		1.50	%(7)
Portfolio Turnover of the Portfolio	42	%(4)	91%		50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of 0.42%, 0.47% and 0.25% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(9)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% and 1.38% of average daily net assets for the year ended October 31, 2011 and for the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012		Period Ended October 31, 2011(1)
Net asset value — Beginning of period	$10.220		$10.040		$10.100

Income (Loss) From Operations
Net investment income(2)	$0.168		$0.373		$0.138
Net realized and unrealized gain (loss)	0.084		0.071		(0.180)

Total income (loss) from operations	$0.252		$0.444		$(0.042)

Less Distributions
From net investment income	$—		$(0.264)		$—
From net realized gain	(0.532)		—		(0.018)

Total distributions	$(0.532)		$(0.264)		$(0.018)

Net asset value — End of period	$9.940		$10.220		$10.040

Total Return(3)	2.72	%(4)	4.48%		(0.42	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,559		$2,832		$1,625
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.15	%(7)(8)	2.22	%(8)	2.10	%(7)(8)(9)
Net investment income	3.40	%(7)	3.74%		1.50	%(7)
Portfolio Turnover of the Portfolio	42	%(4)	91%		50	%(10)

(1)	For the period from commencement of operations on December 1, 2010 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of 0.42%, 0.47% and 0.35% for the six months ended April 30, 2013, the year ended October 31, 2012 and the period from commencement of operations on December 1, 2010 to October 31, 2011, respectively.

(9)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% of average daily net assets for the period from commencement of operations on December 1, 2010 to October 31, 2011). Absent this reimbursement, total return would be lower.

(10)	For the Portfolio’s year ended October 31, 2011.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (70.2% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund had a late year ordinary loss of $19,248,844, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31. This net loss is treated as arising on the first day of the Fund’s taxable year ending October 31, 2013.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million, and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2013, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.55%, 2.25%, 1.25% and 1.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement was terminated on February 28, 2013. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended April 30, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $8,593 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,008 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $436,677 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $360,738 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $3,754 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $120,246 and $3,754 for Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2013, the Fund was informed that EVD received no CDSC paid by Class A shareholders and $300 paid by Class C shareholders.

13

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $348,014,713 and $39,614,573, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	14,777,272	12,579,645
Issued to shareholders electing to receive payments of distributions in Fund shares	1,433,274	598,800
Redemptions	(8,200,935)	(16,166,942)

Net increase (decrease)	8,009,611	(2,988,497)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,572,380	2,067,110
Issued to shareholders electing to receive payments of distributions in Fund shares	343,851	151,758
Redemptions	(1,670,240)	(3,865,007)

Net increase (decrease)	245,991	(1,646,139)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	36,812,950	22,506,690
Issued to shareholders electing to receive payments of distributions in Fund shares	1,834,693	806,523
Redemptions	(11,366,042)	(25,695,039)

Net increase (decrease)	27,281,601	(2,381,826)

Class R	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	101,602	143,847
Issued to shareholders electing to receive payments of distributions in Fund shares	15,316	5,136
Redemptions	(36,142)	(33,632)

Net increase	80,776	115,351

14

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 32.9%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.2%
Republic of Albania, 7.50%, 11/4/15	EUR	2,776	$3,837,733

Total Albania			$3,837,733

Cyprus — 0.8%
Republic of Cyprus, 3.75%, 6/3/13	EUR	7,636	$9,804,828
Republic of Cyprus, 3.75%, 11/1/15(1)	EUR	1,290	1,316,621
Republic of Cyprus, 4.625%, 2/3/20	EUR	2,225	2,007,197

Total Cyprus			$13,128,646

Georgia — 0.8%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	3,000	$1,850,329
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	6,907	4,272,143
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710	2,306,683
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030	1,259,191
Georgia Treasury Bond, 11.70%, 7/7/13	GEL	656	402,246
Georgia Treasury Bond, 11.90%, 6/9/13	GEL	1,992	1,215,265
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500	305,500
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	3,421	2,077,485

Total Georgia			$13,688,842

Germany — 1.2%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	9,800	$19,022,542

Total Germany			$19,022,542

Guatemala — 0.5%
Republic of Guatemala, 4.875%, 2/13/28(2)	USD	7,550	$7,701,000

Total Guatemala			$7,701,000

Hungary — 1.2%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820	$3,931,772
Republic of Hungary, 3.50%, 7/18/16	EUR	6,304	8,299,565
Republic of Hungary, 4.375%, 7/4/17	EUR	4,209	5,626,190
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181	1,854,356

Total Hungary			$19,711,883

Jordan — 0.7%
Jordan Government Bond, 6.648%, 5/22/14	JOD	2,900	$4,162,050
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	4,245,963
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,490,989
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,506,428

Total Jordan			$11,405,430

Security	Principal Amount (000’s omitted)		Value

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$962,300

Total Kenya			$962,300

Lebanon — 0.8%
Lebanon Treasury Note, 5.34%, 7/25/13	LBP	2,873,660	$1,914,756
Lebanon Treasury Note, 5.34%, 8/8/13	LBP	8,275,330	5,514,759
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	2,436,130	1,629,141
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,751,063
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	1,843,090	1,275,920

Total Lebanon			$12,085,639

Mexico — 4.0%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240	$19,955,108
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530	18,646,875
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200	13,461,653
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350	11,864,499

Total Mexico			$63,928,135

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(2)	USD	2,370	$2,337,184

Total Mongolia			$2,337,184

New Zealand — 1.5%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	1,555	$1,479,239
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	8,827,138
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220	9,037,110
New Zealand Government Bond, 6.00%, 5/15/21	NZD	4,020	4,180,789

Total New Zealand			$23,524,276

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	2,906	$2,978,650

Total Paraguay			$2,978,650

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$13,373,178

Total Philippines			$13,373,178

Romania — 3.0%
Romania Government Bond, 5.75%, 1/27/16	RON	30,750	$9,604,926
Romania Government Bond, 5.80%, 10/26/15	RON	59,100	18,400,690
Romania Government Bond, 5.85%, 7/28/14	RON	31,960	9,863,971

15	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Romania (continued)
Romania Government Bond, 5.90%, 7/26/17	RON	30,660	$9,712,428
Romania Government Bond, 11.00%, 3/5/14	RON	2,980	955,485

Total Romania			$48,537,500

Russia — 1.2%
Russia Government Bond, 6.88%, 7/15/15	RUB	5,130	$168,560
Russia Government Bond, 7.00%, 6/3/15	RUB	226,646	7,473,274
Russia Government Bond, 7.10%, 3/13/14	RUB	377,009	12,265,118

Total Russia			$19,906,952

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	4,705	$4,616,170

Total Rwanda			$4,616,170

Serbia — 5.2%
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210	$3,001,741
Serbia Treasury Bill, 0.00%, 8/9/13	RSD	737,400	8,561,001
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090	15,207,556
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000	8,908,397
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500	2,323,784
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900	1,177,451
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200	3,496,845
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000	10,914,175
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120	1,167,947
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	2,692,800
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,653,935
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,574,522
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,039,950	12,265,481
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	8,196,605

Total Serbia			$83,142,240

Slovenia — 1.4%
Republic of Slovenia, 4.125%, 1/26/20	EUR	3,971	$4,928,908
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	14,555	18,126,805

Total Slovenia			$23,055,713

Sri Lanka — 1.4%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	563,060	$3,975,123
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,527,750	17,748,136
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	67,940	461,100

Total Sri Lanka			$22,184,359

Security	Principal Amount (000’s omitted)		Value

Turkey — 7.2%
Turkey Government Bond, 0.00%, 5/15/13	TRY	5,000	$2,787,812
Turkey Government Bond, 0.00%, 7/17/13	TRY	92,500	51,155,557
Turkey Government Bond, 0.00%, 9/11/13	TRY	2,197	1,206,755
Turkey Government Bond, 0.00%, 4/9/14	TRY	17,538	9,330,405
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	65,495	42,323,894
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	13,355	9,047,470

Total Turkey			$115,851,893

Uruguay — 0.3%
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(3)	UYU	73,658	$4,061,251

Total Uruguay			$4,061,251

Total Foreign Government Bonds (identified cost $499,191,741)			$529,041,516

Collateralized Mortgage Obligations — 2.0%

Security		Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)		$10,930,153	$1,620,394
Series 2770, (Interest Only), Class SH, 6.901%, 3/15/34(4)(5)		6,295,592	1,115,597
Series 2877, (Interest Only), Class WS, 6.401%, 10/15/34(4)(5)		8,528,878	397,937
Series 3572, (Interest Only), Class JS, 6.601%, 9/15/39(4)(5)		11,526,955	2,139,207
Series 3586, (Interest Only), Class GS, 6.051%, 10/15/39(4)(5)(6)		13,872,826	1,862,410
Series 3871, (Interest Only), Class MS, 7.001%, 6/15/41(4)(5)		7,881,351	1,445,239

			$8,580,784

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.30%, 10/25/35(4)(5)(6)		$19,036,126	$3,168,877
Series 2006-56, (Interest Only), Class CS, 7.01%, 7/25/36(4)(5)		8,785,706	1,697,457
Series 2006-72, (Interest Only), Class GI, 6.38%, 8/25/36(4)(5)(6)		31,196,534	4,711,514
Series 2006-96, (Interest Only), Class SM, 7.05%, 10/25/36(4)(5)(6)		19,746,423	3,641,851
Series 2007-36, (Interest Only), Class SG, 6.40%, 4/25/37(4)(5)		13,777,801	2,361,516
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)(6)		19,839,274	3,387,331

16	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(4)	$10,180,398	$995,544
Series 2010-109, (Interest Only), Class PS, 6.40%, 10/25/40(4)(5)	18,425,139	2,431,299
Series 2010-147, (Interest Only), Class KS, 5.75%, 1/25/41(4)(5)	13,717,797	2,116,850

		$24,512,239

Total Collateralized Mortgage Obligations (identified cost $32,460,055)		$33,093,023

Mortgage Pass-Throughs — 0.4%

Security	Principal Amount	Value

Federal National Mortgage Association:
6.00%, with various maturities to 2038(6)	$5,391,880	$5,971,041

Total Mortgage Pass-Throughs (identified cost $6,089,166)		$5,971,041

U.S. Treasury Obligations — 12.9%

Security	Principal Amount	Value

U.S. Treasury Note, 4.25%, 8/15/13(6)	$103,000,000	$104,271,432
U.S. Treasury Note, 4.25%, 11/15/13(6)	100,000,000	102,250,000

Total U.S. Treasury Obligations (identified cost $206,463,095)		$206,521,432

Common Stocks — 1.7%

Security	Shares	Value

France — 0.4%
Sanofi	34,459	$3,725,553
Total SA	60,718	3,056,365

Total France		$6,781,918

Germany — 0.9%
Deutsche EuroShop AG	120,674	$5,174,534
Deutsche Wohnen AG	262,073	4,621,821
GSW Immobilien AG	120,790	4,850,149

Total Germany		$14,646,504

Security	Shares	Value

Luxembourg — 0.4%
GAGFAH SA(7)	425,891	$5,502,226

Total Luxembourg		$5,502,226

Total Common Stocks (identified cost $23,631,210)		$26,930,648

Precious Metals — 1.7%

Description	Troy Ounces	Value
Platinum(7)	17,693	$26,632,430

Total Precious Metals (identified cost $31,063,099)		$26,632,430

Currency Call Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Citibank NA	COP	24,594,379	COP	1,757.00	2/18/14	$49,968
Colombian Peso	Citibank NA	COP	9,883,105	COP	1,757.00	2/18/14	20,079
Colombian Peso	Citibank NA	COP	25,036,131	COP	1,757.00	2/18/14	50,866
Colombian Peso	Citibank NA	COP	23,837,724	COP	1,757.00	2/18/14	48,431
Colombian Peso	Citibank NA		COP 15,432,000	COP	1,757.00	2/18/14	31,353
Colombian Peso	JPMorgan Chase Bank	COP	8,041,196	COP	1,757.00	2/18/14	16,337
Colombian Peso	JPMorgan Chase Bank	COP	8,918,100	COP	1,757.00	2/18/14	18,119
Colombian Peso	JPMorgan Chase Bank	COP	5,631,400	COP	1,757.00	2/18/14	11,441
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	896,000	INR	54.00	8/12/13	237,259
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	787,000	INR	54.00	8/12/13	208,396

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Bank of America	INR	1,131,103	INR	52.00	5/6/13	$1,596
Indian Rupee	Bank of America	INR	1,030,095	INR	52.00	5/6/13	1,453
Indian Rupee	Bank of America	INR	1,127,500	INR	55.00	7/1/13	502,755
Indian Rupee	Bank of America	INR	908,000	INR	54.00	8/12/13	240,437
Indian Rupee	Bank of America	INR	1,065,000	INR	55.00	8/16/13	472,771
Indian Rupee	Barclays Bank PLC	INR	1,132,690	INR	52.00	5/6/13	1,598
Indian Rupee	Barclays Bank PLC	INR	896,000	INR	54.00	8/12/13	237,259
Indian Rupee	Deutsche Bank	INR	890,900	INR	51.00	5/8/13	628
Indian Rupee	Deutsche Bank	INR	860,000	INR	54.00	8/12/13	227,727
Indian Rupee	Goldman Sachs International	INR	1,033,600	INR	51.00	5/8/13	729
Indian Rupee	Goldman Sachs International	INR	940,500	INR	55.00	7/1/13	419,371
Indian Rupee	Goldman Sachs International	INR	570,000	INR	54.00	8/12/13	150,935
Indian Rupee	Goldman Sachs International	INR	678,000	INR	55.00	8/19/13	304,109
Indian Rupee	HSBC Bank USA	INR	1,107,700	INR	53.00	7/3/13	124,556
Indian Rupee	JPMorgan Chase Bank	INR	943,400	INR	53.00	7/3/13	106,081
Indian Rupee	JPMorgan Chase Bank	INR	610,000	INR	54.00	8/12/13	161,527
Indian Rupee	JPMorgan Chase Bank	INR	687,000	INR	54.00	8/12/13	181,916
Indian Rupee	Standard Chartered Bank	INR	904,600	INR	52.00	5/6/13	1,276
Indian Rupee	Standard Chartered Bank	INR	630,700	INR	53.00	7/3/13	70,919

Total Currency Call Options Purchased (identified cost $5,066,753)							$3,899,892

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

British Pound Sterling	Bank of America	GBP	68,702	GBP	1.35	3/13/14	$304,574
British Pound Sterling	Citibank NA	GBP	50,625	GBP	1.40	3/13/14	397,989
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	32,707	GBP	1.35	3/13/14	144,999
South Korean Won	Bank of America	KRW	16,800,000	KRW	1,120.00	6/14/13	88,843
South Korean Won	Deutsche Bank	KRW	19,040,000	KRW	1,120.00	6/14/13	100,689
South Korean Won	Deutsche Bank	KRW	20,482,560	KRW	1,120.00	6/18/13	116,464
South Korean Won	Goldman Sachs International	KRW	18,803,680	KRW	1,120.00	6/18/13	106,918
South Korean Won	Standard Chartered Bank	KRW	14,560,000	KRW	1,120.00	6/14/13	76,998
South Korean Won	Standard Chartered Bank	KRW	19,976,320	KRW	1,120.00	6/18/13	113,585
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	124,807	CNH	6.50	5/20/13	283
Yuan Offshore Renminbi	Citibank NA	CNH	118,060	CNH	6.50	5/20/13	268
Yuan Offshore Renminbi	HSBC Bank USA	CNH	133,413	CNH	6.50	5/20/13	303
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	111,787	CNH	6.50	5/20/13	254

Total Currency Put Options Purchased (identified cost $4,399,349)							$1,452,167

Interest Rate Swaptions — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$138,768

Total Interest Rate Swaptions (identified cost $1,495,200)				$138,768

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Brent Crude Oil Future 9/2013	Not Applicable	421	USD	95.00	8/12/13	$938,830

Total Put Options Purchased (identified cost $2,980,680)						$938,830

Short-Term Investments — 57.8%

Foreign Government Securities — 28.0%
Security	Principal Amount (000’s omitted)		Value

Brazil — 0.6%
Letra Tesouro Nacional Bill, 0.00%, 7/1/13	BRL	20,101	$9,926,945

Total Brazil			$9,926,945

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	4,580	$2,766,516
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	1,313	787,248

Total Georgia			$3,553,764

Kenya — 0.8%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	571,700	$6,101,777
Kenya Treasury Bill, 0.00%, 4/21/14	KES	630,600	6,716,176

Total Kenya			$12,817,953

Lebanon — 0.3%
Lebanon Treasury Bill, 0.00%, 7/11/13	LBP	2,691,510	$1,775,336
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	2,768,530	1,802,344
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	3,053,890	1,933,321

Total Lebanon			$5,511,001

Malaysia — 8.1%
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	55,487	$18,235,902
Bank Negara Monetary Note, 0.00%, 5/7/13	MYR	7,905	2,597,176
Bank Negara Monetary Note, 0.00%, 5/9/13	MYR	7,887	2,590,846
Bank Negara Monetary Note, 0.00%, 5/16/13	MYR	86,070	28,257,828
Bank Negara Monetary Note, 0.00%, 6/6/13	MYR	15,034	4,927,793
Bank Negara Monetary Note, 0.00%, 7/9/13	MYR	106,070	34,675,709
Bank Negara Monetary Note, 0.00%, 7/16/13	MYR	8,610	2,813,200
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	11,908	3,861,119
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	24,936	8,081,938
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	21,026	6,807,135
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	52,197	16,889,355

Total Malaysia			$129,738,001

Security	Principal Amount (000’s omitted)		Value

Mexico — 0.4%
Mexico Cetes, 0.00%, 8/8/13	MXN	86,576	$7,058,993

Total Mexico			$7,058,993

Nigeria — 6.6%
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	1,625,370	$10,264,404
Nigeria Treasury Bill, 0.00%, 5/16/13	NGN	1,320,300	8,314,092
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	327,000	2,055,889
Nigeria Treasury Bill, 0.00%, 6/6/13	NGN	2,231,170	13,964,992
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	8,299,000	50,338,950
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	2,996,280	17,942,847
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	476,600	2,760,768

Total Nigeria			$105,641,942

Philippines — 3.7%
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	240,210	$5,835,956
Philippine Treasury Bill, 0.00%, 5/8/13	PHP	241,100	5,857,330
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	214,330	5,206,665
Philippine Treasury Bill, 0.00%, 6/5/13	PHP	45,070	1,094,698
Philippine Treasury Bill, 0.00%, 6/13/13	PHP	14,210	345,123
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	144,300	3,504,431
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	98,690	2,396,728
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	343,030	8,329,989
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	37,760	916,832
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	14,990	363,921
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	128,890	3,128,826
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	929,170	22,552,428

Total Philippines			$59,532,927

Romania — 0.8%
Romania Treasury Bill, 0.00%, 1/15/14	RON	42,700	$12,569,805

Total Romania			$12,569,805

Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	516,360	$6,114,669
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	28,900	340,403
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	193,500	2,270,490
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	928,600	10,686,256
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	347,160	3,840,156
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	329,990	3,613,638

Total Serbia			$26,865,612

Singapore — 0.2%
Monetary Authority of Singapore Bill, 0.00%, 6/28/13	SGD	2,990	$2,426,750

Total Singapore			$2,426,750

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

South Korea — 1.3%
Korea Monetary Stabilization Bond, 0.00%, 5/7/13	KRW	1,959,410	$1,778,562
Korea Monetary Stabilization Bond, 0.00%, 5/28/13	KRW	2,806,180	2,543,476
Korea Monetary Stabilization Bond, 0.00%, 6/4/13	KRW	7,990,810	7,239,298
Korea Monetary Stabilization Bond, 0.00%, 7/23/13	KRW	7,912,110	7,144,047
Korea Monetary Stabilization Bond, 0.00%, 10/15/13	KRW	2,548,140	2,287,025

Total South Korea			$20,992,408

Sri Lanka — 3.3%
Sri Lanka Treasury Bill, 0.00%, 7/5/13	LKR	743,700	$5,776,567
Sri Lanka Treasury Bill, 0.00%, 7/12/13	LKR	3,065,110	23,765,537
Sri Lanka Treasury Bill, 0.00%, 10/11/13	LKR	165,030	1,246,701
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	941,700	6,810,880
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	1,285,010	9,172,506
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	835,000	5,947,603
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	71,690	509,556

Total Sri Lanka			$53,229,350

Total Foreign Government Securities (identified cost $447,364,341)			$449,865,451

U.S. Treasury Obligations — 9.7%

Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill, 0.00%, 5/23/13		$45,700	$45,699,223
U.S. Treasury Bill, 0.00%, 6/20/13(6)		16,000	15,999,504
U.S. Treasury Bill, 0.00%, 6/27/13(6)		49,200	49,198,425
U.S. Treasury Bill, 0.00%, 7/25/13		45,700	45,694,882

Total U.S. Treasury Obligations (identified cost $156,586,911)			$156,592,034

Repurchase Agreements — 14.1%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 4/10/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Republic of South Africa 5.50%, due 3/9/20 and a market value, including accrued interest, of $11,868,472.(9)	USD	11,782	$11,782,000

Description		Principal Amount (000’s omitted)	Value

Bank of America: (continued)
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 4,971,363, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,580,168.	EUR	4,972	$6,547,548
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 6,564,864, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,688,728.	EUR	6,565	8,646,274
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 7,236,750, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,555,348.	EUR	7,237	9,531,182
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 23,800,176, collateralized by EUR 19,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $31,644,848.	EUR	23,801	31,344,080
Barclays Bank PLC:
Dated 4/9/13 with a maturity date of 5/13/13, an interest rate of 0.20% and repurchase proceeds of USD 6,920,589, collateralized by USD 6,742,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $6,981,832.	USD	6,919	6,919,398
Dated 4/12/13 with a maturity date of 5/16/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 7,381,659, collateralized by USD 5,630,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $7,122,712.	USD	7,384	7,383,813
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 3,269,414, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $3,301,424.	USD	3,270	3,269,764

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)
Dated 4/30/13 with a maturity date of 5/13/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 31,154,057 collateralized by EUR 25,152,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $41,133,397.	EUR	31,155	$41,028,989
Citibank NA:
Dated 4/24/13 with a maturity date of 5/29/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 5,765,310, collateralized by USD 5,700,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $5,883,093.	USD	5,767	5,767,232
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.13% payable by the Portfolio and repurchase proceeds of EUR 15,189,681, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $20,037,461.	EUR	15,190	20,004,563
Nomura International PLC:
Dated 3/7/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 3,286,746, collateralized by USD 2,900,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $3,357,113.	USD	3,285	3,284,830
Dated 3/11/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 3,431,003, collateralized by USD 2,702,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $3,398,448.	USD	3,428	3,428,027
Dated 3/21/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 1,690,899, collateralized by USD 1,330,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $1,672,811.	USD	1,690	1,689,585
Dated 4/18/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 1,150,924, collateralized by USD 1,000,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $1,157,625.	USD	1,151	1,150,580
Dated 4/23/13 with a maturity date of 7/5/13, an interest rate of 0.25% and repurchase proceeds of USD 3,675,066, collateralized by USD 2,080,000 Qatar Government International Bond 9.75%, due 6/15/30 and a market value, including accrued interest, of $3,696,377.	USD	3,673	3,673,280

Description		Principal Amount (000’s omitted)	Value

Nomura International PLC: (continued)
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 23,690,907, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $31,628,495.	EUR	23,691	$31,200,358
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 17,942,939, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $23,688,050.	EUR	17,943	23,630,191
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 4,416,674, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,856,782.	EUR	4,417	5,816,620

Total Repurchase Agreements (identified cost $224,813,428)			$226,098,314

Other — 6.0%

Description		Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(10)		$95,798	$95,798,087

Total Other (identified cost $95,798,087)			$95,798,087

Total Short-Term Investments (identified cost $924,562,767)			$928,353,886

Total Investments — 109.8% (identified cost $1,737,403,115)			$1,762,973,633

Currency Call Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Bank of America	INR	1,239,462	INR	54.00	8/12/13	$(328,207)
Indian Rupee	Barclays Bank PLC	INR	1,132,690	INR	52.00	5/6/13	(1,598)
Indian Rupee	Citibank NA	INR	1,178,280	INR	54.00	8/12/13	(312,006)
Indian Rupee	Deutsche Bank	INR	1,131,103	INR	52.00	5/6/13	(1,596)
Indian Rupee	Deutsche Bank	INR	633,478	INR	54.00	8/12/13	(167,744)

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Goldman Sachs International	INR	1,065,000	INR	55.00	8/16/13	$(476,804)
Indian Rupee	HSBC Bank USA	INR	1,286,280	INR	54.00	8/12/13	(340,604)
Indian Rupee	JPMorgan Chase Bank	INR	678,000	INR	55.00	8/19/13	(304,109)
Indian Rupee	Nomura International PLC	INR	1,286,280	INR	54.00	8/12/13	(340,605)
Indian Rupee	Standard Chartered Bank	INR	590,220	INR	54.00	8/12/13	(156,289)

Total Currency Call Options Written (premiums received $6,094,615)							$(2,429,562)

Currency Put Options Written — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Bank of America	INR	666,250	INR	65.00	7/1/13	$(927)
Indian Rupee	Goldman Sachs International	INR	555,750	INR	65.00	7/1/13	(774)
Indian Rupee	HSBC Bank USA	INR	668,800	INR	64.00	7/3/13	(993)
Indian Rupee	JPMorgan Chase Bank	INR	569,600	INR	64.00	7/3/13	(846)
Indian Rupee	Standard Chartered Bank	INR	380,800	INR	64.00	7/3/13	(565)
South Korean Won	Bank of America	KRW	16,800,000	KRW	1,120.00	6/14/13	(88,843)
South Korean Won	Citibank NA	KRW	20,482,560	KRW	1,120.00	6/18/13	(116,464)
South Korean Won	Citibank NA	KRW	18,803,680	KRW	1,120.00	6/18/13	(106,918)
South Korean Won	JPMorgan Chase Bank	KRW	19,040,000	KRW	1,120.00	6/14/13	(100,689)
South Korean Won	Standard Chartered Bank	KRW	14,560,000	KRW	1,120.00	6/14/13	$(76,998)
South Korean Won	Standard Chartered Bank	KRW	19,976,320	KRW	1,120.00	6/18/13	(113,586)

Total Currency Put Options Written (premiums received $2,555,531)							$(607,603)

Other Assets, Less Liabilities — (9.6)%							$(153,661,284)

Net Assets — 100.0%							$1,606,275,184

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	–	Brazilian Real
CNH	–	Yuan Offshore Renminbi
COP	–	Colombian Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $19,443,426 or 1.2% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $17,633,004 or 1.1% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2013.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	Non-income producing.

(8)	Amount is less than 0.05%.

(9)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (13.0)%

Foreign Government Bonds — (13.0)%

Security		Principal Amount (000’s omitted)	Value

Belgium — (1.5)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(23,249,952)

Total Belgium			$(23,249,952)

Dominican Republic — (0.8)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(5,700)	$(5,871,000)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(5,630)	(7,107,875)

Total Dominican Republic			$(12,978,875)

France — (7.6)%
Government of France, 3.75%, 10/25/19	EUR	(12,738)	$(19,713,445)
Government of France, 4.00%, 10/25/38	EUR	(63,842)	(102,674,529)

Total France			$(122,387,974)

Qatar — (1.2)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(3,900)	$(4,465,500)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(2,557)	(3,260,175)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(4,032)	(5,055,120)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(6,742)	(6,919,315)

Total Qatar			$(19,700,110)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,674,213)

Total Spain			$(5,674,213)

Supranational — (1.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,521,939)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,540,504)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,674,577)

Total Supranational			$(24,737,020)

Total Foreign Government Bonds (proceeds $190,734,980)			$(208,728,144)

Total Securities Sold Short (proceeds $190,734,980)			$(208,728,144)

EUR	–	Euro
USD	–	United States Dollar

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost $1,385,728,501)	$1,414,444,802
Affiliated investments, at value (identified cost, $95,798,087)	95,798,087
Precious metals, at value (identified cost, $31,063,099)	26,632,430
Repurchase agreements, at value (identified cost $224,813,428)	226,098,314
Total Investments, at value (identified cost, $1,737,403,115)	$1,762,973,633
Cash	$8,110,892
Restricted cash*	3,230,000
Deposits at broker for open derivative contracts	4,105,352
Foreign currency, at value (identified cost, $12,161,993)	12,012,097
Interest and dividends receivable	12,058,303
Interest receivable from affiliated investment	6,997
Receivable for investments sold	122,233,872
Receivable for variation margin on open futures contracts	70,806
Receivable for open forward foreign currency exchange contracts	15,195,084
Receivable for closed forward foreign currency exchange contracts	1,129,606
Receivable for variation margin on open swap contracts	101,478
Receivable for open swap contracts	22,227,624
Premium receivable on open swap contracts	7,750,102
Premium paid on open swap contracts	41,143,858
Tax reclaims receivable	10,905
Total assets	$2,012,360,609

Liabilities
Cash collateral due to brokers	$3,230,000
Written options outstanding, at value (premiums received, $8,650,146)	3,037,165
Payable for investments purchased	134,893,077
Payable for open forward commodity contracts	664,734
Payable for open forward foreign currency exchange contracts	7,506,859
Payable for closed forward foreign currency exchange contracts	1,995,718
Payable for open swap contracts	27,340,352
Premium payable on open swap contracts	5,382,099
Premium received on open swap contracts	8,853,010
Payable for securities sold short, at value (proceeds, $190,734,980)	208,728,144
Payable to affiliates:
Investment adviser fee	1,235,653
Trustees’ fees	3,672
Interest payable	2,944,973
Accrued expenses	269,969
Total liabilities	$406,085,425
Net Assets applicable to investors’ interest in Portfolio	$1,606,275,184

Sources of Net Assets
Investors’ capital	$1,589,972,399
Net unrealized appreciation	16,302,785
Total	$1,606,275,184

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $68,227)	$37,407,553
Dividends (net of foreign taxes, $23,891)	46,547
Interest allocated from affiliated investment	109,094
Expenses allocated from affiliated investment	(10,030)
Total investment income	$37,553,164

Expenses
Investment adviser fee	$6,505,948
Trustees’ fees and expenses	23,900
Custodian fee	980,619
Legal and accounting services	69,452
Interest expense	124,615
Interest expense on securities sold short	2,700,636
Miscellaneous	80,871
Total expenses	$10,486,041
Deduct —
Reduction of custodian fee	$3,558
Total expense reductions	$3,558

Net expenses	$10,482,483

Net investment income	$27,070,681

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $106,495 from precious metals)	$19,497,760
Investment transactions allocated from affiliated investment	2,517
Securities sold short	(3,375,075)
Futures contracts	(1,624,268)
Swap contracts	(31,239,617)
Forward commodity contracts	2,680,878
Foreign currency and forward foreign currency exchange contract transactions	(99,177)
Net realized loss	$(14,156,982)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $1,048,266 from precious metals)	$963,083
Written options	1,778,918
Securities sold short	(8,703,408)
Futures contracts	2,106,343
Swap contracts	14,827,207
Forward commodity contracts	168,929
Foreign currency and forward foreign currency exchange contracts	15,588,767
Net change in unrealized appreciation (depreciation)	$26,729,839

Net realized and unrealized gain	$12,572,857

Net increase in net assets from operations	$39,643,538

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$27,070,681	$46,978,399
Net realized gain (loss) from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(14,156,982)	18,418,323
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	26,729,839	(9,733,037)
Net increase in net assets from operations	$39,643,538	$55,663,685
Capital transactions —
Contributions	$426,670,168	$332,353,874
Withdrawals	(47,503,534)	(266,295,812)
Net increase in net assets from capital transactions	$379,166,634	$66,058,062

Net increase in net assets	$418,810,172	$121,721,747

Net Assets
At beginning of period	$1,187,465,012	$1,065,743,265
At end of period	$1,606,275,184	$1,187,465,012

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.55	%(3)(4)	1.62	%(4)	1.42	%(4)	1.47	%(3)
Net investment income	3.99	%(3)	4.28%		2.10%		1.30	%(3)
Portfolio Turnover	42	%(5)	91%		50%		7	%(5)

Total Return	3.02	%(5)	5.20%		0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,606,275		$1,187,465		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes interest and dividend expense, primarily on securities sold short, of 0.42%, 0.47% and 0.25% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(5)	Not annualized.

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 70.2%, 18.4%, 6.1%, 4.1% and 1.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% if its total assets in the subsidiary. The net assets of the Subsidiary at April 30, 2013 were $42,842,032 or 2.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable

28

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

29

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the

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Notes to Consolidated Financial Statements (Unaudited) — continued

reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

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2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $6,505,948 or 0.96% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$253,060,991	$301,297,096
U.S. Government and Agency Securities	2,224,837	1,066,215

	$255,285,828	$302,363,311

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,742,227,973

Gross unrealized appreciation	$38,340,470
Gross unrealized depreciation	(17,594,810)

Net unrealized appreciation	$20,745,660

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2013 is included in the Portfolio of Investments.

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Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Commodity Contracts(1)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/26/13	Gold 8,388 Troy Ounces	United States Dollar 11,906,759	Citibank NA	$(484,809)
6/26/13	Gold 3,113 Troy Ounces	United States Dollar 4,417,895	Merrill Lynch International	(179,925)

				$(664,734)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 21,459,000	United States Dollar 22,213,498	JPMorgan Chase Bank	$(33,052)
5/2/13	Philippine Peso 240,210,000	United States Dollar 5,841,399	Standard Chartered Bank	5,393
5/7/13	Australian Dollar 5,953,000	United States Dollar 6,142,603	Nomura International PLC	(26,543)
5/7/13	Indonesian Rupiah 433,533,000	United States Dollar 44,447	Citibank NA	(124)
5/7/13	Indonesian Rupiah 76,007,980,000	United States Dollar 7,786,107	Deutsche Bank	(28,179)
5/7/13	New Taiwan Dollar 963,706,000	United States Dollar 32,460,036	Credit Suisse International	(201,393)
5/13/13	Japanese Yen 490,706,000	United States Dollar 5,248,894	Bank of America	214,979
5/13/13	Japanese Yen 7,250,295,000	United States Dollar 77,593,885	Goldman Sachs International	3,216,627
5/13/13	Japanese Yen 2,403,478,000	United States Dollar 24,493,826	Goldman Sachs International	(162,288)
5/13/13	Japanese Yen 1,702,286,000	United States Dollar 17,179,797	Goldman Sachs International	(283,129)
5/20/13	Australian Dollar 25,413,000	United States Dollar 26,098,643	JPMorgan Chase Bank	(211,245)
5/20/13	Euro 77,407,264	United States Dollar 103,319,345	Australia and New Zealand Banking Group Limited	1,366,777
5/20/13	Euro 33,744,056	United States Dollar 45,047,134	Bank of America	603,073
5/20/13	Euro 639,881	United States Dollar 832,583	Bank of America	(10,200)
5/20/13	Euro 1,942,541	United States Dollar 2,530,859	Bank of America	(27,648)

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Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/20/13	Euro 3,629,792	United States Dollar 4,748,879	Bank of America	$(31,895)
5/20/13	Euro 2,362,173	United States Dollar 3,070,116	Bank of America	(41,085)
5/20/13	Euro 8,417,000	United States Dollar 11,235,432	Citibank NA	149,460
5/20/13	Euro 3,747,037	United States Dollar 4,864,516	Citibank NA	(70,681)
5/20/13	Euro 43,104,403	United States Dollar 57,394,262	Goldman Sachs International	621,753
5/20/13	Euro 7,677,000	United States Dollar 9,864,868	Toronto-Dominion Bank	(246,455)
5/22/13	Chilean Peso 2,041,316,000	United States Dollar 4,267,857	Bank of Nova Scotia	(54,794)
5/22/13	Chilean Peso 167,901,000	United States Dollar 350,964	JPMorgan Chase Bank	(4,580)
5/23/13	Chilean Peso 1,347,017,000	United States Dollar 2,807,455	Deutsche Bank	(44,552)
5/23/13	Chilean Peso 1,939,284,000	United States Dollar 4,043,123	HSBC Bank USA	(62,878)
5/23/13	Chilean Peso 1,591,903,000	United States Dollar 3,318,885	Standard Chartered Bank	(51,614)
5/31/13	British Pound Sterling 1,122,392	United States Dollar 1,702,119	State Street Bank and Trust Co.	(41,013)
6/4/13	Euro 9,680,000	United States Dollar 12,653,260	Goldman Sachs International	(97,424)
6/7/13	South African Rand 115,081,900	United States Dollar 12,739,177	Bank of America	(25,099)
6/7/13	South African Rand 71,615,725	United States Dollar 7,745,674	Credit Suisse International	(197,564)
6/7/13	South African Rand 182,727,000	United States Dollar 19,926,391	Standard Bank	(340,721)
6/7/13	South African Rand 239,410,273	United States Dollar 26,041,844	Standard Chartered Bank	(512,277)
6/10/13	British Pound Sterling 22,318,000	United States Dollar 34,583,973	Goldman Sachs International	(74,922)
6/10/13	Euro 35,966,745	United States Dollar 46,751,913	Bank of America	(626,126)
6/10/13	Euro 97,317,203	United States Dollar 126,476,679	Goldman Sachs International	(1,716,690)
6/14/13	New Taiwan Dollar 125,570,000	United States Dollar 4,241,370	Deutsche Bank	(21,092)
6/28/13	New Zealand Dollar 45,238,348	United States Dollar 37,666,806	Goldman Sachs International	(959,164)
7/2/13	Brazilian Real 8,938,800	United States Dollar 4,390,076	BNP Paribas	(44,128)
7/2/13	Brazilian Real 11,162,200	United States Dollar 5,479,106	State Street Bank and Trust Co.	(58,042)

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Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

7/15/13	Hungarian Forint 12,525,205,145	Euro 41,661,805	Credit Suisse International	$181,829
7/15/13	Hungarian Forint 9,846,889,000	Euro 32,744,377	JPMorgan Chase Bank	131,467
7/15/13	Hungarian Forint 2,162,266,643	Euro 7,186,953	Standard Chartered Bank	24,460
3/21/14	Croatian Kuna 5,873,000	Euro 762,826	Citibank NA	(6,234)
3/21/14	Croatian Kuna 6,379,000	Euro 828,226	Citibank NA	(7,198)
3/21/14	Croatian Kuna 9,637,000	Euro 1,250,243	Citibank NA	(12,181)
4/2/14	Croatian Kuna 22,158,100	Euro 2,891,381	Citibank NA	(2,785)
4/2/14	Croatian Kuna 5,887,000	Euro 763,950	Citibank NA	(6,335)
4/2/14	Croatian Kuna 6,551,700	Euro 849,161	Deutsche Bank	(8,433)
4/3/14	Croatian Kuna 9,970,000	Euro 1,295,478	Citibank NA	(8,391)
4/3/14	Croatian Kuna 17,473,000	Euro 2,268,926	Citibank NA	(16,653)

				$141,011

Forward Foreign Currency Exchange Contracts

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/6/13	Philippine Peso 207,040,000	United States Dollar 5,027,195	JPMorgan Chase Bank	$3,160
5/7/13	Indonesian Rupiah 76,441,513,000	United States Dollar 7,852,236	Bank of America	6,622
5/7/13	Malaysian Ringgit 56,903,000	United States Dollar 18,287,376	Credit Suisse International	411,370
5/13/13	Swedish Krona 365,870,890	Euro 42,356,953	Credit Suisse International	654,348
5/13/13	Swedish Krona 20,719,000	Euro 2,409,270	Deutsche Bank	23,059
5/13/13	Swedish Krona 27,100,000	Euro 3,227,920	Goldman Sachs International	(70,787)
5/13/13	Mexican Peso 30,909,959	United States Dollar 2,408,255	JPMorgan Chase Bank	135,276

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/13/13	South Korean Won 32,081,543,000	United States Dollar 28,138,496	Deutsche Bank	$988,704
5/15/13	Indian Rupee 1,224,583,000	United States Dollar 22,326,442	Deutsche Bank	403,637
5/15/13	Indian Rupee 999,551,000	United States Dollar 18,223,687	Standard Chartered Bank	329,464
5/15/13	Malaysian Ringgit 54,498,000	United States Dollar 17,925,205	Bank of America	(24,349)
5/17/13	Philippine Peso 494,200,000	United States Dollar 11,942,102	JPMorgan Chase Bank	66,752
5/20/13	Colombian Peso 6,634,074,000	United States Dollar 3,667,260	Bank of America	(36,812)
5/20/13	Colombian Peso 6,428,100,000	United States Dollar 3,557,333	Bank of America	(39,602)
5/20/13	Colombian Peso 7,124,011,000	United States Dollar 3,951,199	Bank of America	(52,636)
5/20/13	Colombian Peso 6,387,781,000	United States Dollar 3,551,727	Bank of America	(56,060)
5/20/13	Malaysian Ringgit 12,686,000	United States Dollar 4,088,433	Standard Chartered Bank	77,410
5/20/13	Peruvian New Sol 3,700,000	United States Dollar 1,425,544	Bank of Nova Scotia	(27,332)
5/20/13	South Korean Won 17,639,284,000	United States Dollar 15,818,283	Barclays Bank PLC	195,311
5/20/13	South Korean Won 23,154,572,000	United States Dollar 21,235,908	JPMorgan Chase Bank	(215,331)
5/22/13	Indian Rupee 802,875,625	United States Dollar 14,571,774	Deutsche Bank	330,789
5/22/13	Indian Rupee 468,093,488	United States Dollar 8,642,423	JPMorgan Chase Bank	46,088
5/22/13	Indian Rupee 828,678,000	United States Dollar 15,045,535	Nomura International PLC	335,959
5/22/13	Indian Rupee 561,191,125	United States Dollar 10,187,176	Standard Chartered Bank	229,365
5/22/13	Indian Rupee 465,256,512	United States Dollar 8,591,630	Standard Chartered Bank	44,222
5/22/13	Malaysian Ringgit 13,972,000	United States Dollar 4,488,563	Standard Chartered Bank	99,092
5/22/13	Mexican Peso 476,386,713	United States Dollar 38,666,811	HSBC Bank USA	505,046
5/22/13	Yuan Offshore Renminbi 37,781,000	United States Dollar 6,031,450	Australia and New Zealand Banking Group Limited	94,371
5/22/13	Yuan Offshore Renminbi 42,522,000	United States Dollar 6,788,856	Standard Chartered Bank	105,672
5/23/13	Serbian Dinar 1,369,066,296	Euro 12,133,885	Deutsche Bank	245,038

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Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/24/13	South Korean Won 17,638,144,000	United States Dollar 16,185,496	Credit Suisse International	$(173,687)
5/24/13	South Korean Won 3,744,172,000	United States Dollar 3,347,045	JPMorgan Chase Bank	51,893
5/29/13	Peruvian New Sol 41,519,050	United States Dollar 15,771,719	Deutsche Bank	(92,014)
5/31/13	Philippine Peso 520,508,000	United States Dollar 12,661,348	JPMorgan Chase Bank	(11,203)
5/31/13	Philippine Peso 355,650,000	United States Dollar 8,631,653	Nomura International PLC	11,872
5/31/13	Yuan Renminbi 144,483,745	United States Dollar 23,165,955	Credit Suisse International	96,361
5/31/13	Yuan Renminbi 115,993,127	United States Dollar 18,597,882	JPMorgan Chase Bank	77,360
5/31/13	Yuan Renminbi 115,993,127	United States Dollar 18,598,776	Standard Chartered Bank	76,465
6/5/13	Philippine Peso 240,210,000	United States Dollar 5,838,559	Bank of America	(230)
6/6/13	Serbian Dinar 564,430,000	Euro 4,986,131	Citibank NA	98,780
6/7/13	South African Rand 46,083,554	United States Dollar 4,927,509	JPMorgan Chase Bank	183,835
6/10/13	Indian Rupee 1,068,101,000	United States Dollar 19,335,644	Bank of America	468,025
6/10/13	South Korean Won 19,021,251,000	United States Dollar 16,909,282	Toronto-Dominion Bank	351,512
6/13/13	Serbian Dinar 1,022,590,000	Euro 9,111,557	Citibank NA	54,930
6/14/13	Russian Ruble 135,323,000	United States Dollar 4,289,500	Bank of America	28,421
6/14/13	Russian Ruble 129,677,000	United States Dollar 4,112,161	Citibank NA	25,605
6/17/13	Peruvian New Sol 26,442,000	United States Dollar 10,189,203	Bank of America	(214,151)
6/17/13	Peruvian New Sol 11,686,180	United States Dollar 4,508,419	Standard Chartered Bank	(99,893)
6/20/13	Singapore Dollar 43,865,000	United States Dollar 35,059,185	JPMorgan Chase Bank	554,976
6/24/13	Singapore Dollar 15,183,242	United States Dollar 12,132,520	JPMorgan Chase Bank	194,852
6/24/13	Yuan Offshore Renminbi 81,366,000	United States Dollar 13,135,413	Deutsche Bank	41,477
6/24/13	Yuan Offshore Renminbi 82,299,000	United States Dollar 13,284,960	Nomura International PLC	43,025
6/24/13	Yuan Offshore Renminbi 80,602,500	United States Dollar 13,015,098	Standard Chartered Bank	38,147

37

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

6/28/13	New Zealand Dollar 18,222,381	United States Dollar 15,266,255	Standard Chartered Bank	$292,605
6/28/13	Singapore Dollar 14,610,000	United States Dollar 11,768,971	Toronto-Dominion Bank	93,021
7/10/13	Philippine Peso 28,944,000	United States Dollar 701,911	Bank of America	1,939
7/17/13	New Turkish Lira 48,543,673	United States Dollar 26,888,043	JPMorgan Chase Bank	(17,965)
7/18/13	Yuan Offshore Renminbi 16,647,500	United States Dollar 2,679,851	JPMorgan Chase Bank	13,649
7/18/13	Yuan Offshore Renminbi 16,647,500	United States Dollar 2,679,851	Standard Chartered Bank	13,649
7/19/13	Singapore Dollar 1,025,000	United States Dollar 831,643	Citibank NA	580
7/22/13	Yuan Offshore Renminbi 42,630,000	United States Dollar 6,873,922	Citibank NA	22,364
7/22/13	Yuan Offshore Renminbi 47,118,000	United States Dollar 7,597,349	Deutsche Bank	24,963
7/31/13	Norwegian Krone 370,017,630	Euro 48,326,940	HSBC Bank USA	270,961
7/31/13	Indian Rupee 572,400,000	United States Dollar 10,395,271	Citibank NA	131,420
9/16/13	Russian Ruble 196,602,000	United States Dollar 6,145,733	HSBC Bank USA	33,254
9/16/13	Russian Ruble 68,398,000	United States Dollar 2,138,440	JPMorgan Chase Bank	11,235
12/16/13	Russian Ruble 146,357,000	United States Dollar 4,517,889	Credit Suisse International	18,345
12/16/13	Russian Ruble 118,493,000	United States Dollar 3,660,298	Goldman Sachs International	12,310
4/11/14	Kenyan Shilling 151,631,000	United States Dollar 1,645,480	Standard Chartered Bank	10,680

				$7,547,214

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

5/13	533 CAC 40 Index	Short	$(25,497,774)	$(26,670,005)	$(1,172,231)
6/13	692 Euro-Bobl	Short	(114,672,619)	(115,492,816)	(820,197)
6/13	90 Euro-Bund	Short	(17,332,506)	(17,373,474)	(40,968)
6/13	60 Euro-Schatz	Short	(8,743,404)	(8,751,135)	(7,731)

38

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Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/13	102 Gold	Short	$(16,401,600)	$(15,015,420)	$1,386,180
6/13	11 IMM 10-Year Interest Rate Swap	Long	11,050,498	10,888,053	(162,445)
6/13	54 Japan 10-Year Bond	Short	(80,231,847)	(80,059,701)	172,146
6/13	119 Nikkei 225 Index	Long	14,896,016	16,943,325	2,047,309
6/13	237 U.S. 10-Year Deliverable Interest Rate Swap	Long	23,699,717	23,933,307	233,590
7/13	401 Platinum	Long	31,795,628	30,219,360	(1,576,268)

					$59,385

CAC 40 Index:  Cotation Assistée en Continu Index comprised of 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted index of the 225 top Japanese companies listed on the Tokyo Stock Exchange.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	CLP	2,724,091	Pays	6-month Sinacofi Chile Interbank Rate	2.13%	5/3/18	$0
Bank of America	CLP	2,724,091	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	(9,243)
Bank of America	CLP	10,509,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19	4/23/18	106,529
Bank of America	CLP	10,509,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(129,086)
Bank of America	HUF	586,900	Pays	6-month HUF BUBOR	5.75	12/16/16	139,227
Bank of America	HUF	787,130	Receives	6-month HUF BUBOR	7.32	12/16/16	(387,764)
Bank of America	HUF	312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	136,856
Bank of America	HUF	312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(152,293)
Bank of America	HUF	260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	113,421
Bank of America	HUF	260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(129,025)
Bank of America	HUF	358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	154,385
Bank of America	HUF	358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(181,998)

39

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13%	12/21/16	$94,415
Bank of America	HUF	111,400	Pays	6-month HUF BUBOR	5.11	12/22/16	16,054
Bank of America	HUF	111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(55,512)
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	32,259
Bank of America	HUF	339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	149,503
Bank of America	HUF	339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(202,098)
Bank of America	NZD	12,749	Pays	3-month NZD Bank Bill	3.78	10/30/22	7,613
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(35,533)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	334,848
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	239,595
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	492,430
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	470,161
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	76,752
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(66,643)
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(315,697)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	563,790
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	291,806
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	422,239
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	709,227
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	394,117
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	521,766
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(217,304)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	67,105
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	308,712
Citibank NA	NZD	13,065	Pays	3-month NZD Bank Bill	3.82	8/13/22	82,371
Citibank NA	NZD	15,674	Pays	3-month NZD Bank Bill	3.90	8/13/22	189,875
Citibank NA	NZD	17,922	Pays	3-month NZD Bank Bill	3.86	8/13/22	169,031
Citibank NA	NZD	19,788	Pays	3-month NZD Bank Bill	3.97	8/13/22	337,872
Citibank NA	NZD	20,593	Pays	3-month NZD Bank Bill	3.80	8/30/22	92,461
Citibank NA	NZD	7,279	Pays	3-month NZD Bank Bill	3.78	10/30/22	4,346
Citibank NA	NZD	12,870	Pays	3-month NZD Bank Bill	3.86	2/25/23	89,222
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	472,282
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	350,552
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	72,948
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	232,904
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	226,219
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	129,667
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	105,974
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	304,512
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(266,877)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	31,764
Credit Suisse International	HUF	492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	211,547
Credit Suisse International	HUF	492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(242,704)

40

Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Credit Suisse International	HUF	120,600	Pays	6-month HUF BUBOR	6.98%	12/22/16	$53,459
Credit Suisse International	HUF	120,600	Receives	6-month HUF BUBOR	7.29	12/22/16	(59,510)
Credit Suisse International	HUF	103,000	Pays	6-month HUF BUBOR	6.99	12/27/16	46,194
Credit Suisse International	HUF	103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(52,393)
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	22,278
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	35,615
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(238,955)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	43,069
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(283,165)
Credit Suisse International	HUF	176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	81,742
Credit Suisse International	HUF	176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(102,649)
Credit Suisse International	HUF	186,000	Pays	6-month HUF BUBOR	5.87	1/20/17	49,494
Credit Suisse International	HUF	186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(106,021)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	284,919
Deutsche Bank	HUF	182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	82,518
Deutsche Bank	HUF	182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(111,131)
Deutsche Bank	NZD	14,775	Pays	3-month NZD Bank Bill	3.79	10/30/22	21,567
Deutsche Bank	NZD	5,790	Pays	3-month NZD Bank Bill	4.13	2/25/23	150,489
Deutsche Bank	NZD	7,558	Pays	3-month NZD Bank Bill	4.14	2/25/23	201,913
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	191,459
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	833,214
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	482,683
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	326,833
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	286,226
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	78,705
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(71,156)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	164,391
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	692,710
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(779,000)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	228,196
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(262,704)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(324,584)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	280,275
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(310,657)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	87,857
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(312,342)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	31,874
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(129,391)
JPMorgan Chase Bank	MXN	11,728,900	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(3,795,343)
JPMorgan Chase Bank	NZD	38,220	Pays	3-month NZD Bank Bill	4.12	2/18/23	997,075
JPMorgan Chase Bank	NZD	9,548	Pays	3-month NZD Bank Bill	4.13	2/25/23	248,164
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	76,258

41

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank	NZD	21,705	Pays	3-month NZD Bank Bill	4.14%	2/25/23	$587,716
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	222,857
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	288,887
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(324,261)
Morgan Stanley & Co. International PLC	HUF	265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	117,752
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(132,365)
Nomura International PLC	HUF	457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	203,410
Nomura International PLC	HUF	457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(233,055)

							$6,425,697

CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$9,130	5.00	%(1)	6/20/18	3.63%	$616,050	$(274,549)	$341,501
Markit CDX North America High Yield Index	ICE Clear Credit	13,544	5.00	(1)	6/20/18	3.63	913,886	(399,296)	514,590

Total		$22,674					$1,529,936	$(673,845)	$856,091

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$3,190	1.00	%(1)	12/20/15	0.93%	$9,355	$14,228	$23,583
South Africa	Bank of America	890	1.00	(1)	12/20/15	0.93	2,610	3,787	6,397
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.39	(116,808)	215,870	99,062
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.39	(77,871)	66,890	(10,981)

42

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$26,320	1.00	%(1)	9/20/17	1.39%	$(409,916)	$395,026	$(14,890)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.39	(228,008)	165,432	(62,576)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.93	11,232	18,968	30,200
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.93	6,687	11,387	18,074
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.39	(77,871)	119,902	42,031
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.39	(39,091)	56,038	16,947
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.39	(65,256)	96,944	31,688
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.85	22,477	64,157	86,634
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.93	14,033	26,050	40,083
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.93	5,865	9,377	15,242
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.93	2,610	4,451	7,061
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.00	10,761	81,530	92,291
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.00	9,685	41,488	51,173
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.39	(57,625)	115,386	57,761
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.39	(75,691)	155,374	79,683
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.39	(88,774)	164,061	75,287
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.39	(233,615)	461,650	228,035
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.39	(47,813)	93,242	45,429
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.46	(51,302)	58,230	6,928
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.39	(77,871)	117,875	40,004
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.46	(48,453)	57,157	8,704
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.46	(137,995)	141,389	3,394
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.39	(116,807)	176,813	60,006
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.39	(15,574)	13,409	(2,165)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.46	(146,737)	169,825	23,088
Turkey	BNP Paribas	15,456	1.00	(1)	9/20/22	1.61	(772,960)	864,942	91,982
Turkey	BNP Paribas	4,800	1.00	(1)	9/20/22	1.61	(240,050)	290,622	50,572
Turkey	BNP Paribas	10,000	1.00	(1)	9/20/22	1.61	(500,104)	544,411	44,307
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	1.61	(370,055)	518,112	148,057

Total		$208,249					$(3,900,932)	$5,334,023	$1,433,091

43

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Barclays Bank PLC	$12,000	1.00	%(1)	6/20/22	$437,056	$(1,024,565)	$(587,509)
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	489,950	(1,083,869)	(593,919)
China	Bank of America	6,100	1.00	(1)	3/20/17	(119,064)	(141,606)	(260,670)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(196,670)	(212,859)	(409,529)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(72,219)	(74,285)	(146,504)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(83,930)	(86,331)	(170,261)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	(168,960)	154,117	(14,843)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	38,771	(146,938)	(108,167)
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	28,570	(106,575)	(78,005)
Colombia	Citibank NA	2,100	1.00	(1)	6/20/22	29,999	(151,844)	(121,845)
Colombia	Deutsche Bank	2,080	1.00	(1)	6/20/22	29,713	(151,736)	(122,023)
Colombia	Deutsche Bank	2,500	1.00	(1)	6/20/22	35,713	(159,013)	(123,300)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	58,570	(249,196)	(190,626)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(116,357)	(201,369)	(317,726)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	29,724	(110,673)	(80,949)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	28,571	(144,614)	(116,043)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	28,571	(159,468)	(130,897)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(63,439)	(111,320)	(174,759)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	85,396	(310,836)	(225,440)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	44,438	(168,414)	(123,976)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	57,141	(236,644)	(179,503)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	146,649	(124,987)	21,662
Croatia	Citibank NA	1,782	1.00	(1)	12/20/16	86,510	(91,554)	(5,044)
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	366,642	(315,877)	50,765
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	109,986	(92,619)	17,367
Croatia	Citibank NA	3,063	1.00	(1)	3/20/18	244,199	(251,192)	(6,993)
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	152,514	(172,492)	(19,978)
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	109,410	(122,956)	(13,546)
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	480,719	(533,415)	(52,696)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	146,657	(123,820)	22,837
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	224,985	(254,454)	(29,469)
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	132,068	(148,540)	(16,472)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	183,321	(156,923)	26,398
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	183,321	(159,961)	23,360
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	101,560	(82,948)	18,612
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	116,958	(102,146)	14,812
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	100,933	(115,252)	(14,319)

44

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	6/20/18	$215,376	$(231,542)	$(16,166)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	100,193	(117,613)	(17,420)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	236,483	(284,190)	(47,707)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	526,154	(428,944)	97,210
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	135,653	(46,155)	89,498
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	222,262	(70,847)	151,415
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	224,871	(76,516)	148,355
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	480,002	(122,531)	357,471
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	104,559	(251,110)	(146,551)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	52,282	(125,544)	(73,262)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	145,228	(350,003)	(204,775)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	98,755	(236,097)	(137,342)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	197,500	(470,462)	(272,962)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	52,279	(125,544)	(73,265)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	171,449	(175,981)	(4,532)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	657,385	(702,532)	(45,147)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	657,386	(702,787)	(45,401)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	149,143	(165,223)	(16,080)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(70,549)	39,204	(31,345)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	24,866	(112,416)	(87,550)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	51,171	(262,849)	(211,678)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	13,087	(70,514)	(57,427)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	234,462	(456,802)	(222,340)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	16,359	(75,943)	(59,584)
Mexico	Deutsche Bank	1,900	1.00	(1)	6/20/22	24,866	(113,794)	(88,928)
Mexico	Deutsche Bank	2,020	1.00	(1)	6/20/22	26,437	(134,336)	(107,899)
Mexico	Deutsche Bank	1,850	1.00	(1)	6/20/22	24,212	(132,974)	(108,762)
Mexico	Deutsche Bank	3,900	1.00	(1)	6/20/22	51,040	(242,734)	(191,694)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	183,173	(323,029)	(139,856)
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	24,866	(113,804)	(88,938)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	25,520	(140,859)	(115,339)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(24,606)	(10,315)	(34,921)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(35,151)	(13,816)	(48,967)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(42,181)	(25,172)	(67,353)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(18,009)	(11,554)	(29,563)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(25,214)	(11,535)	(36,749)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(28,815)	(10,226)	(39,041)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(28,816)	(15,271)	(44,087)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(37,821)	(18,853)	(56,674)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(45,022)	(28,367)	(73,389)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(113,115)	(87,062)	(200,177)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(36,019)	(18,546)	(54,565)

45

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Philippines	Credit Suisse International	$8,100	1.00	%(1)	12/20/16	$(132,789)	$(162,966)	$(295,755)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(17,576)	(7,889)	(25,465)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(22,848)	(9,595)	(32,443)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(40,424)	(18,079)	(58,503)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(36,019)	(19,079)	(55,098)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(17,576)	(6,598)	(24,174)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(46,825)	(26,204)	(73,029)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	327,117	(628,138)	(301,021)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	1,734,809	(2,005,503)	(270,694)
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	128,306	(137,840)	(9,534)
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	504,239	(584,555)	(80,316)
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	204,856	(102,976)	101,880
South Africa	Bank of America	890	1.00	(1)	12/20/20	57,155	(26,193)	30,962
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	2,305,641	(1,939,127)	366,514
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,282,469	(973,924)	308,545
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	438,001	(351,718)	86,283
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	657,002	(695,227)	(38,225)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	245,957	(119,027)	126,930
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	146,418	(66,851)	79,567
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	271,561	(246,730)	24,831
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	271,561	(253,503)	18,058
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	291,079	(232,581)	58,498
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	307,285	(157,339)	149,946
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	128,437	(65,005)	63,432
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	57,154	(27,848)	29,306
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	548,316	(282,519)	265,797
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	609,240	(367,918)	241,322
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,558,487	(1,613,407)	(54,920)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	324,121	(356,139)	(32,018)
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	425,737	(449,658)	(23,921)
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	499,322	(525,117)	(25,795)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	268,933	(275,273)	(6,340)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,314,005	(1,388,606)	(74,601)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	240,063	(247,804)	(7,741)
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	645,687	(607,430)	38,257
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	226,730	(224,753)	1,977
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	87,601	(72,782)	14,819
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	686,632	(697,543)	(10,911)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	247,223	(197,547)	49,676
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	249,386	(174,589)	74,797
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	414,267	(308,989)	105,278
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	116,845	(85,541)	31,304
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	339,912	(363,625)	(23,713)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	562,326	(402,103)	160,223

46

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Barclays Bank PLC	$5,000	1.00	%(1)	6/20/21	$562,187	$(452,935)	$109,252
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	606,557	(883,015)	(276,458)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	240,540	(269,283)	(28,743)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	562,325	(439,038)	123,287
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	371,779	(318,021)	53,758
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	1,332,649	(2,718,354)	(1,385,705)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(17,141)	(2,681)	(19,822)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(23,998)	(5,577)	(29,575)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(51,425)	(1,612)	(53,037)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	(127,179)	(227,653)	(354,832)
Thailand	Citibank NA	6,900	1.00	(1)	3/20/18	(65,362)	3,216	(62,146)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(70,281)	(19,737)	(90,018)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(54,294)	(20,583)	(74,877)
Tunisia	Barclays Bank PLC	1,000	1.00	(1)	9/20/17	98,398	(76,845)	21,553
Tunisia	Barclays Bank PLC	970	1.00	(1)	9/20/17	95,446	(78,261)	17,185
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	346,519	(249,012)	97,507
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	196,057	(148,712)	47,345
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	206,637	(149,558)	57,079
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	221,397	(168,661)	52,736
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	206,636	(165,596)	41,040
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	444,761	(365,359)	79,402
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	45,595	(34,560)	11,035
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	358,324	(322,833)	35,491
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 15,050	1.00	(1)	6/20/18	414,102	(850,606)	(436,504)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 11,730	5.00	(1)	6/20/18	(2,036,899)	1,303,286	(733,613)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR 12,864	5.00	(1)	6/20/18	(2,240,304)	2,019,164	(221,140)

						$28,142,526	$(36,951,026)	$(8,808,500)

47

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $230,923,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 9,364,000 Banco de Guatemala, 0%, due 9/3/13	3-month USD LIBOR-BBA + 50 bp on $1,167,420 (Notional Amount) plus Notional Amount at termination date	9/5/13	$17,323
Citibank NA	Total return on GTQ 12,719,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $1,569,688 (Notional Amount) plus Notional Amount at termination date	12/5/13	25,808

				$43,131

GTQ	–	Guatemalan Quetzal

Cross-Currency Swaps
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation

Bank of America	TRY 700	$394	3-month USD-LIBOR-BBA	6.97%	8/18/21	$(51,344)
Citibank NA	TRY 10,951	7,200	3-month USD-LIBOR-BBA	8.23	9/3/20	(238,915)
Citibank NA	TRY 7,310	3,999	3-month USD-LIBOR-BBA	6.45	1/6/21	(391,023)
Citibank NA	TRY 5,133	3,216	3-month USD-LIBOR-BBA	8.23	2/25/21	(172,957)
Citibank NA	TRY 5,600	3,094	3-month USD-LIBOR-BBA	6.26	10/18/21	(272,982)
Credit Suisse International	TRY 10,104	5,676	3-month USD-LIBOR-BBA	6.90	8/18/21	(716,981)
Deutsche Bank	TRY 14,469	7,920	3-month USD-LIBOR-BBA	6.45	1/6/21	(768,765)

48

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps (continued)
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation

Deutsche Bank	TRY 18,837	$11,832	3-month USD-LIBOR-BBA	8.20%	2/24/21	$(584,137)
Deutsche Bank	TRY 13,388	7,517	3-month USD-LIBOR-BBA	7.00	8/18/21	(1,009,043)

						$(4,206,147)

TRY	–	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of period	INR	10,798,200	KRW	—	$6,968,940
Options written		2,263,793		109,662,560	1,681,206

Outstanding, end of period	INR	13,061,993	KRW	109,662,560	$8,650,146

INR	–	Indian Rupee
KRW	–	South Korean Won

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts, over-the-counter options, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $40,544,828. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,454,464 at April 30, 2013.

49

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts (other than centrally cleared swaps), over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $44,043,140, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $6,874,143. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $33,295,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2013. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$—	$5,352,059	$138,768	$938,830
Net unrealized appreciation*	856,091	2,047,309	—	405,736	1,386,180
Receivable for open forward foreign currency exchange contracts	—	—	15,195,084	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	35,238,583	—	43,131	16,446,156	—

Total Asset Derivatives	$36,094,674	$2,047,309	$20,590,274	$16,990,660	$2,325,010

Written options outstanding, at value	$—	$—	$(3,037,165)	$—	$—
Net unrealized appreciation*	—	(1,172,231)	—	(1,031,341)	(1,576,268)
Payable for open forward commodity contracts	—	—	—	—	(664,734)
Payable for open forward foreign currency exchange contracts	—	—	(7,506,859)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(10,323,144)	—	—	(14,226,606)	—

Total Liability Derivatives	$(10,323,144)	$(1,172,231)	$(10,544,024)	$(15,257,947)	$(2,241,002)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable. In addition, the upfront payments paid on centrally cleared swaps are reported within the Consolidated Statement of Assets and Liabilities as Premium paid on open swap contracts.

50

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$(2,056,203)	$—	$—	$—
Futures contracts	—	1,190,344	—	(2,095,201)	(719,411)
Swap contracts	(27,498,894)		(1,522,580)	(2,218,143)	—
Forward commodity contracts	—	—	—	—	2,680,878

Foreign currency and forward foreign currency exchange contract transactions	—	—	(462,883)	—	—

Total	$(27,498,894)	$(865,859)	$(1,985,463)	$(4,313,344)	$1,961,467

Change in unrealized appreciation (depreciation) —
Investments	$—	$759,944	$(4,611,334)	$(177,264)	$(2,008,170)
Written options	—	—	1,778,918	—	—
Futures contracts	—	605,171	—	(205,452)	1,706,624
Swap contracts	9,780,067	—	43,131	5,004,009	—
Forward commodity contracts	—	—	—	—	168,929

Foreign currency and forward foreign currency exchange contracts	—	—	15,303,989	—	—

Total	$9,780,067	$1,365,115	$12,514,704	$4,621,293	$(132,617)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $213,222,000, $18,758,000, $1,806,116,000 and $2,007,906,000, respectively.

The average principal amount of purchased currency options contracts, average notional amount of interest rate swaption contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $551,837,000, $24,000,000, 19,100,000 contracts and 421 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

51

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$529,041,516	$—	$529,041,516
Collateralized Mortgage Obligations	—	33,093,023	—	33,093,023
Mortgage Pass-Throughs	—	5,971,041	—	5,971,041
U.S. Treasury Obligations	—	206,521,432	—	206,521,432
Common Stocks	—	26,930,648 *	—	26,930,648
Precious Metals	26,632,430	—	—	26,632,430
Currency Call Options Purchased	—	3,899,892	—	3,899,892
Currency Put Options Purchased	—	1,452,167	—	1,452,167
Interest Rate Swaptions	—	138,768	—	138,768
Put Options Purchased	938,830	—	—	938,830
Short-Term Investments —
Foreign Government Securities	—	449,865,451	—	449,865,451
U.S. Treasury Obligations	—	156,592,034	—	156,592,034
Repurchase Agreements	—	226,098,314	—	226,098,314
Other	—	95,798,087	—	95,798,087

Total Investments	$27,571,260	$1,735,402,373	$—	$1,762,973,633

Forward Foreign Currency Exchange Contracts	$—	$15,195,084	$—	$15,195,084
Swap Contracts	—	52,583,961	—	52,583,961
Futures Contracts	3,839,225	—	—	3,839,225

Total	$31,410,485	$1,803,181,418	$—	$1,834,591,903

Liability Description

Currency Call Options Written	$—	$(2,429,562)	$—	$(2,429,562)
Currency Put Options Written	—	(607,603)	—	(607,603)
Securities Sold Short	—	(208,728,144)	—	(208,728,144)
Forward Commodity Contracts	—	(664,734)	—	(664,734)
Forward Foreign Currency Exchange Contracts	—	(7,506,859)	—	(7,506,859)
Swap Contracts	—	(24,549,750)	—	(24,549,750)
Futures Contracts	(3,779,840)	—	—	(3,779,840)

Total	$(3,779,840)	$(244,486,652)	$—	$(248,266,492)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

52

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

53

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

54

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate advisory contract that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

55

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

56

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

57

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836-6/13	GMARADVSRC

Eaton Vance

Government Obligations
Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Government Obligations Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

Government Obligations Fund

April 30, 2013

Performance1,2

Portfolio Manager Susan Schiff, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	–0.18%	0.73%	4.24%	3.70%
Class A with 4.75% Maximum Sales Charge	—	—	–4.95	–4.03	3.24	3.19
Class B at NAV	11/01/1993	08/24/1984	–0.56	–0.02	3.47	2.92
Class B with 5% Maximum Sales Charge	—	—	–5.45	–4.87	3.12	2.92
Class C at NAV	11/01/1993	08/24/1984	–0.56	–0.02	3.47	2.91
Class C with 1% Maximum Sales Charge	—	—	–1.54	–0.99	3.47	2.91
Class I at NAV	04/03/2009	08/24/1984	–0.05	1.00	4.45	3.80
Class R at NAV	08/12/2005	08/24/1984	–0.32	0.47	3.98	3.43
Barclays U.S. Intermediate Government Bond Index	—	—	0.77%	1.79%	4.07%	4.03%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.10%	1.85%	1.85%	0.85%	1.35%

Fund Profile[4]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Government Obligations Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Barclays U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class I and Class R is linked to Class A.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Government Obligations Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$998.20	$5.50	1.11%
Class B	$1,000.00	$994.40	$9.20	1.86%
Class C	$1,000.00	$994.40	$9.20	1.86%
Class I	$1,000.00	$999.50	$4.26	0.86%
Class R	$1,000.00	$996.80	$6.73	1.36%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.56	1.11%
Class B	$1,000.00	$1,015.60	$9.30	1.86%
Class C	$1,000.00	$1,015.60	$9.30	1.86%
Class I	$1,000.00	$1,020.50	$4.31	0.86%
Class R	$1,000.00	$1,018.10	$6.81	1.36%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Government Obligations Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Government Obligations Portfolio, at value (identified cost, $993,409,711)	$1,049,099,162
Receivable for Fund shares sold	1,837,756
Miscellaneous receivable	4,114
Total assets	$1,050,941,032

Liabilities
Payable for Fund shares redeemed	$3,978,359
Distributions payable	604,685
Payable to affiliates:
Distribution and service fees	369,779
Trustees’ fees	42
Accrued expenses	192,869
Total liabilities	$5,145,734
Net Assets	$1,045,795,298

Sources of Net Assets
Paid-in capital	$1,113,010,165
Accumulated net realized loss from Portfolio	(111,788,568)
Accumulated distributions in excess of net investment income	(11,115,750)
Net unrealized appreciation from Portfolio	55,689,451
Total	$1,045,795,298

Class A Shares
Net Assets	$630,701,337
Shares Outstanding	87,299,065
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.22
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$7.58

Class B Shares
Net Assets	$23,890,661
Shares Outstanding	3,307,141
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.22

Class C Shares
Net Assets	$251,050,651
Shares Outstanding	34,809,034
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.21

Class I Shares
Net Assets	$117,687,072
Shares Outstanding	16,298,511
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.22

Class R Shares
Net Assets	$22,465,577
Shares Outstanding	3,122,556
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest allocated from Portfolio	$14,727,297
Expenses allocated from Portfolio	(4,133,852)
Total investment income	$10,593,445

Expenses
Distribution and service fees
Class A	$815,217
Class B	134,696
Class C	1,390,204
Class R	53,918
Trustees’ fees and expenses	250
Custodian fee	19,265
Transfer and dividend disbursing agent fees	404,606
Legal and accounting services	24,098
Printing and postage	54,012
Registration fees	69,364
Miscellaneous	10,112
Total expenses	$2,975,742

Net investment income	$7,617,703

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$1,248
Financial futures contracts	(164,139)
Net realized loss	$(162,891)
Change in unrealized appreciation (depreciation) —
Investments	$(9,800,063)
Financial futures contracts	(849,117)
Swap contracts	707,527
Net change in unrealized appreciation (depreciation)	$(9,941,653)

Net realized and unrealized loss	$(10,104,544)

Net decrease in net assets from operations	$(2,486,841)

6	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$7,617,703	$22,137,881
Net realized loss from investment transactions and financial futures contracts	(162,891)	(265,540)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(9,941,653)	4,414,567
Net increase (decrease) in net assets from operations	$(2,486,841)	$26,286,908
Distributions to shareholders —
From net investment income
Class A	$(13,233,422)	$(24,518,831)
Class B	(444,758)	(1,045,792)
Class C	(4,596,642)	(8,877,733)
Class I	(2,645,341)	(4,435,625)
Class R	(409,139)	(579,278)
Total distributions to shareholders	$(21,329,302)	$(39,457,259)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$99,187,301	$264,890,192
Class B	279,307	2,692,950
Class C	23,634,315	74,644,821
Class I	42,920,563	135,091,469
Class R	4,817,537	14,361,635
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,591,435	19,762,814
Class B	401,077	891,113
Class C	3,685,652	6,733,975
Class I	2,012,012	3,434,165
Class R	365,332	502,218
Cost of shares redeemed
Class A	(148,914,209)	(219,029,843)
Class B	(4,474,829)	(8,098,521)
Class C	(70,298,364)	(77,559,441)
Class I	(47,038,563)	(117,077,271)
Class R	(4,276,927)	(5,108,579)
Net asset value of shares exchanged
Class A	1,770,154	6,481,032
Class B	(1,770,154)	(6,481,032)
Net increase (decrease) in net assets from Fund share transactions	$(87,108,361)	$96,131,697

Net increase (decrease) in net assets	$(110,924,504)	$82,961,346

Net Assets
At beginning of period	$1,156,719,802	$1,073,758,456
At end of period	$1,045,795,298	$1,156,719,802

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(11,115,750)	$2,595,849

7	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$7.380		$7.470	$7.630	$7.540	$7.110	$7.160

Income (Loss) From Operations
Net investment income(1)	$0.057		$0.161	$0.202	$0.233	$0.267	$0.297
Net realized and unrealized gain (loss)	(0.070)		0.024	(0.068)	0.175	0.512	0.020

Total income (loss) from operations	$(0.013)		$0.185	$0.134	$0.408	$0.779	$0.317

Less Distributions
From net investment income	$(0.147)		$(0.275)	$(0.282)	$(0.303)	$(0.330)	$(0.367)
Tax return of capital	—		—	(0.012)	(0.015)	(0.019)	—

Total distributions	$(0.147)		$(0.275)	$(0.294)	$(0.318)	$(0.349)	$(0.367)

Net asset value — End of period	$7.220		$7.380	$7.470	$7.630	$7.540	$7.110

Total Return(2)	(0.18	)%(3)	2.52%	1.82%	5.54%	11.11%	4.45%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$630,701		$682,140	$617,723	$668,799	$472,147	$362,311
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.11	%(6)	1.10%	1.14%	1.15%	1.16%	1.19%
Net investment income	1.57	%(6)	2.17%	2.70%	3.08%	3.57%	4.09%
Portfolio Turnover of the Portfolio	7	%(3)	26%	19%	22%	28%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$7.380		$7.470	$7.630	$7.540	$7.110	$7.160

Income (Loss) From Operations
Net investment income(1)	$0.029		$0.106	$0.148	$0.180	$0.214	$0.245
Net realized and unrealized gain (loss)	(0.070)		0.023	(0.070)	0.173	0.510	0.018

Total income (loss) from operations	$(0.041)		$0.129	$0.078	$0.353	$0.724	$0.263

Less Distributions
From net investment income	$(0.119)		$(0.219)	$(0.228)	$(0.250)	$(0.278)	$(0.313)
Tax return of capital	—		—	(0.010)	(0.013)	(0.016)	—

Total distributions	$(0.119)		$(0.219)	$(0.238)	$(0.263)	$(0.294)	$(0.313)

Net asset value — End of period	$7.220		$7.380	$7.470	$7.630	$7.540	$7.110

Total Return(2)	(0.56	)%(3)	1.75%	1.06%	4.76%	10.30%	3.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,891		$30,042	$41,446	$87,803	$126,123	$146,987
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.86	%(6)	1.85%	1.89%	1.90%	1.91%	1.94%
Net investment income	0.80	%(6)	1.42%	1.97%	2.39%	2.87%	3.37%
Portfolio Turnover of the Portfolio	7	%(3)	26%	19%	22%	28%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$7.370		$7.450	$7.610	$7.530	$7.100	$7.150

Income (Loss) From Operations
Net investment income(1)	$0.030		$0.105	$0.146	$0.176	$0.209	$0.243
Net realized and unrealized gain (loss)	(0.071)		0.034	(0.069)	0.167	0.515	0.020

Total income (loss) from operations	$(0.041)		$0.139	$0.077	$0.343	$0.724	$0.263

Less Distributions
From net investment income	$(0.119)		$(0.219)	$(0.227)	$(0.250)	$(0.278)	$(0.313)
Tax return of capital	—		—	(0.010)	(0.013)	(0.016)	—

Total distributions	$(0.119)		$(0.219)	$(0.237)	$(0.263)	$(0.294)	$(0.313)

Net asset value — End of period	$7.210		$7.370	$7.450	$7.610	$7.530	$7.100

Total Return(2)	(0.56	)%(3)	1.89%	1.05%	4.63%	10.31%	3.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$251,051		$300,063	$299,797	$356,084	$259,975	$171,302
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.86	%(6)	1.85%	1.89%	1.90%	1.91%	1.94%
Net investment income	0.82	%(6)	1.42%	1.96%	2.33%	2.80%	3.35%
Portfolio Turnover of the Portfolio	7	%(3)	26%	19%	22%	28%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2009(1)
			2012	2011	2010
Net asset value — Beginning of period	$7.380		$7.460	$7.620	$7.540	$7.510

Income (Loss) From Operations
Net investment income(2)	$0.065		$0.179	$0.218	$0.242	$0.133
Net realized and unrealized gain (loss)	(0.069)		0.035	(0.066)	0.175	0.111

Total income (loss) from operations	$(0.004)		$0.214	$0.152	$0.417	$0.244

Less Distributions
From net investment income	$(0.156)		$(0.294)	$(0.299)	$(0.321)	$(0.202)
Tax return of capital	—		—	(0.013)	(0.016)	(0.012)

Total distributions	$(0.156)		$(0.294)	$(0.312)	$(0.337)	$(0.214)

Net asset value — End of period	$7.220		$7.380	$7.460	$7.620	$7.540

Total Return(3)	(0.05	)%(4)	2.92%	2.07%	5.67%	3.29	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$117,687		$122,456	$102,320	$49,617	$14,879
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.86	%(7)	0.85%	0.89%	0.90%	0.91	%(7)
Net investment income	1.81	%(7)	2.41%	2.91%	3.20%	3.06	%(7)
Portfolio Turnover of the Portfolio	7	%(4)	26%	19%	22%	28	%(8)

(1)	For the period from commencement of operations on April 3, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2013

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$7.350		$7.430	$7.600	$7.510	$7.090	$7.130

Income (Loss) From Operations
Net investment income(1)	$0.048		$0.142	$0.183	$0.211	$0.239	$0.276
Net realized and unrealized gain (loss)	(0.071)		0.033	(0.079)	0.177	0.510	0.032

Total income (loss) from operations	$(0.023)		$0.175	$0.104	$0.388	$0.749	$0.308

Less Distributions
From net investment income	$(0.137)		$(0.255)	$(0.263)	$(0.284)	$(0.311)	$(0.348)
Tax return of capital	—		—	(0.011)	(0.014)	(0.018)	—

Total distributions	$(0.137)		$(0.255)	$(0.274)	$(0.298)	$(0.329)	$(0.348)

Net asset value — End of period	$7.190		$7.350	$7.430	$7.600	$7.510	$7.090

Total Return(2)	(0.32	)%(3)	2.39%	1.42%	5.28%	10.70%	4.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,466		$22,018	$12,474	$10,895	$5,065	$827
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.36	%(6)	1.35%	1.39%	1.40%	1.41%	1.44%
Net investment income	1.32	%(6)	1.92%	2.45%	2.80%	3.20%	3.82%
Portfolio Turnover of the Portfolio	7	%(3)	26%	19%	22%	28%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (88.5% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $87,728,739 and deferred capital losses of $21,899,905 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($23,607,593), October 31, 2014 ($17,522,954), October 31, 2015 ($6,336,492), October 31, 2016 ($1,612,295), October 31, 2018 ($18,778,422) and October 31, 2019 ($19,870,983). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance

Government Obligations Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $20,757 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $52,814 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s and BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $815,217 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $101,022 and $1,042,653 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,809,000 and $98,365,000, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $26,959 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $33,674, $347,551 and $26,959 for Class B, Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on

14

Eaton Vance

Government Obligations Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $24,000, $32,000 and $26,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $43,942,664 and $155,231,622, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	13,593,343	35,644,803
Issued to shareholders electing to receive payments of distributions in Fund shares	1,453,644	2,659,831
Redemptions	(20,424,319)	(29,473,280)
Exchange from Class B shares	242,635	872,359

Net increase (decrease)	(5,134,697)	9,703,713

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	38,206	361,862
Issued to shareholders electing to receive payments of distributions in Fund shares	55,034	119,921
Redemptions	(614,694)	(1,089,764)
Exchange to Class A shares	(242,634)	(872,632)

Net decrease	(764,088)	(1,480,613)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	3,238,964	10,059,377
Issued to shareholders electing to receive payments of distributions in Fund shares	506,516	907,719
Redemptions	(9,668,729)	(10,457,606)

Net increase (decrease)	(5,923,249)	509,490

15

Eaton Vance

Government Obligations Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	5,875,505	18,173,255
Issued to shareholders electing to receive payments of distributions in Fund shares	276,324	462,290
Redemptions	(6,455,022)	(15,741,913)

Net increase (decrease)	(303,193)	2,893,632

Class R	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	663,074	1,941,398
Issued to shareholders electing to receive payments of distributions in Fund shares	50,364	67,906
Redemptions	(587,076)	(690,872)

Net increase	126,362	1,318,432

16

Government Obligations Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 80.2%

Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.:
2.895%, with maturity at 2035(1)	$8,939		$9,534,769
2.997%, with maturity at 2034(1)	2,095		2,242,130
4.50%, with maturity at 2035	7,865		8,266,474
5.00%, with various maturities to 2018	3,236		3,471,924
5.50%, with various maturities to 2032	5,913		6,363,254
6.00%, with various maturities to 2035	19,129		21,538,685
6.50%, with various maturities to 2036	49,333		56,797,389
6.87%, with maturity at 2024	132		155,178
7.00%, with various maturities to 2035	25,438		29,565,265
7.09%, with maturity at 2023	505		572,841
7.25%, with maturity at 2022	824		966,666
7.31%, with maturity at 2027	235		286,150
7.50%, with various maturities to 2035	24,174		29,277,240
7.63%, with maturity at 2019	237		262,529
7.75%, with maturity at 2018	16		17,807
7.78%, with maturity at 2022	101		112,004
7.85%, with maturity at 2020	197		225,522
8.00%, with various maturities to 2028	6,761		7,671,614
8.13%, with maturity at 2019	400		452,374
8.15%, with various maturities to 2021	196		226,933
8.25%, with maturity at 2017	35		39,298
8.50%, with various maturities to 2031	6,294		7,686,393
8.75%, with maturity at 2016	4		4,237
9.00%, with various maturities to 2027	4,192		4,653,826
9.25%, with maturity at 2017	33		35,887
9.50%, with various maturities to 2026	1,312		1,521,878
9.75%, with maturity at 2018	0	(2)	362
10.50%, with maturity at 2020	480		558,876
11.00%, with maturity at 2015	12		12,881

			$192,520,386

Federal National Mortgage Association:
2.212%, with various maturities to 2035(1)	$25,239		$26,474,642
2.238%, with maturity at 2022(1)	1,651		1,703,942
2.249%, with maturity at 2026(1)	806		840,548
2.268%, with maturity at 2040(1)	1,655		1,750,330
2.301%, with maturity at 2022(1)	1,353		1,391,558
2.321%, with various maturities to 2033(1)	3,234		3,378,394
2.324%, with maturity at 2035(1)	1,543		1,609,079
2.337%, with maturity at 2031(1)	2,451		2,524,803
2.518%, with maturity at 2037(1)	5,009		5,286,524
2.795%, with maturity at 2036(1)	1,439		1,494,515
3.209%, with maturity at 2036(1)	1,665		1,717,811
3.654%, with maturity at 2034(1)	5,997		6,571,364

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
3.667%, with maturity at 2021(1)	$1,212	$1,257,354
3.794%, with various maturities to 2036(1)	7,286	7,987,164
3.956%, with maturity at 2034(1)	5,737	6,312,911
4.107%, with maturity at 2036(1)	21,762	23,945,496
4.333%, with maturity at 2035(1)	6,962	7,677,904
4.752%, with maturity at 2034(1)	17,565	19,393,729
5.00%, with maturity at 2027	444	492,660
5.50%, with various maturities to 2030	16,227	17,462,320
6.00%, with various maturities to 2038	55,531	61,706,069
6.50%, with various maturities to 2038	169,785	192,316,949
6.553%, with maturity at 2025(3)	236	279,525
7.00%, with various maturities to 2036	93,983	110,128,825
7.25%, with maturity at 2023	11	10,957
7.50%, with various maturities to 2032	7,413	8,856,282
7.875%, with maturity at 2021	621	735,573
7.998%, with maturity at 2030(3)	12	13,458
8.00%, with various maturities to 2032	31,637	39,029,318
8.25%, with maturity at 2025	244	291,639
8.33%, with maturity at 2020	522	608,607
8.50%, with various maturities to 2032	5,879	7,152,181
8.533%, with maturity at 2021(3)	61	72,221
9.00%, with various maturities to 2030	714	855,392
9.50%, with various maturities to 2030	1,507	1,767,951
9.60%, with maturity at 2020(3)	20	22,421
9.613%, with maturity at 2021(3)	62	70,105
9.634%, with maturity at 2025(3)	23	27,365
9.75%, with maturity at 2019	11	13,722
9.881%, with maturity at 2021(3)	56	66,874
9.993%, with maturity at 2023(3)	40	47,358
10.082%, with maturity at 2025(3)	20	22,242
10.10%, with maturity at 2021(3)	40	45,824
10.24%, with maturity at 2025(3)	9	9,371
11.00%, with maturity at 2020	314	342,058
11.388%, with maturity at 2019(3)	22	23,728
11.792%, with maturity at 2021(3)	8	8,478
11.943%, with maturity at 2018(3)	21	22,098
12.717%, with maturity at 2015(3)	27	29,008

		$563,848,647

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$284	$295,030
2.00%, with maturity at 2026(1)	274	289,122
6.00%, with various maturities to 2033	46,023	53,604,987
6.10%, with maturity at 2033	9,997	11,986,892
6.50%, with various maturities to 2036	37,987	44,135,590
7.00%, with various maturities to 2034	49,211	59,252,328

17	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
7.25%, with maturity at 2022	$17	$18,962
7.50%, with various maturities to 2025	4,539	5,360,956
8.00%, with various maturities to 2027	6,975	8,195,408
8.25%, with maturity at 2019	97	109,506
8.30%, with maturity at 2020	30	35,682
8.50%, with various maturities to 2018	930	1,033,826
9.00%, with various maturities to 2027	4,903	6,210,748
9.50%, with various maturities to 2026	3,091	3,803,000

		$194,332,037

Total Mortgage Pass-Throughs (identified cost $918,369,810)		$950,701,070

Collateralized Mortgage Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$191	$223,348
Series 1822, Class Z, 6.90%, 3/15/26	1,028	1,174,862
Series 1829, Class ZB, 6.50%, 3/15/26	424	477,461
Series 1896, Class Z, 6.00%, 9/15/26	528	589,165
Series 2075, Class PH, 6.50%, 8/15/28	244	277,654
Series 2091, Class ZC, 6.00%, 11/15/28	919	1,032,182
Series 2102, Class Z, 6.00%, 12/15/28	228	256,127
Series 2115, Class K, 6.00%, 1/15/29	1,608	1,816,673
Series 2142, Class Z, 6.50%, 4/15/29	533	601,943
Series 2245, Class A, 8.00%, 8/15/27	7,151	8,580,606

		$15,030,021

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$233	$271,205
Series G92-44, Class ZQ, 8.00%, 7/25/22	200	219,289
Series G93-36, Class ZQ, 6.50%, 12/25/23	9,074	10,375,305
Series 1993-16, Class Z, 7.50%, 2/25/23	313	363,694
Series 1993-39, Class Z, 7.50%, 4/25/23	848	988,167
Series 1993-45, Class Z, 7.00%, 4/25/23	1,014	1,173,483
Series 1993-149, Class M, 7.00%, 8/25/23	351	402,831
Series 1993-178, Class PK, 6.50%, 9/25/23	731	838,528
Series 1993-250, Class Z, 7.00%, 12/25/23	133	140,266
Series 1994-40, Class Z, 6.50%, 3/25/24	720	821,595
Series 1994-42, Class K, 6.50%, 4/25/24	3,400	3,897,210
Series 1994-82, Class Z, 8.00%, 5/25/24	1,253	1,461,136
Series 1997-81, Class PD, 6.35%, 12/18/27	451	514,691
Series 2000-49, Class A, 8.00%, 3/18/27	712	856,509

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2001-81, Class HE, 6.50%, 1/25/32	$1,755	$2,006,024
Series 2002-1, Class G, 7.00%, 7/25/23	456	520,848
Series 2005-37, Class SU, 28.399%, 3/25/35(4)	2,970	4,468,281

		$29,319,062

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$450	$519,653

		$519,653

Total Collateralized Mortgage Obligations (identified cost $40,881,552)		$44,868,736

U.S. Government Agency Obligations — 11.6%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,985,420
5.77%, 1/5/27	5,000	6,793,105

		$13,778,525

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,914,890
4.75%, 3/10/23	4,500	5,605,533
5.365%, 9/9/24	6,445	8,454,835
5.375%, 8/15/24	14,700	19,639,729
5.625%, 6/11/21	17,000	22,287,527
5.75%, 6/12/26	2,720	3,747,874

		$65,650,388

United States Agency for International Development — Israel:
0.00%, 5/1/20	$2,200	$1,971,114
5.50%, 9/18/23	26,850	35,355,328
5.50%, 4/26/24	16,015	21,222,662

		$58,549,104

Total U.S. Government Agency Obligations (identified cost $113,506,649)		$137,978,017

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(5)	$6,000	$9,032,815

Total U.S. Treasury Obligations (identified cost $6,182,843)		$9,032,815

18	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	$35,908	$35,908,005

Total Short-Term Investments (identified cost $35,908,005)		$35,908,005

Total Investments — 99.4% (identified cost $1,114,848,859)		$1,178,488,643

Other Assets, Less Liabilities — 0.6%		$7,009,160

Net Assets — 100.0%		$1,185,497,803

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2013.

(2)	Principal amount is less than $500.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2013.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

19	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $1,078,940,854)	$1,142,580,638
Affiliated investment, at value (identified cost, $35,908,005)	35,908,005
Restricted cash*	1,750,000
Interest receivable	5,816,384
Interest receivable from affiliated investment	2,507
Receivable for investments sold	289,074
Receivable for variation margin on open financial futures contracts	37,106
Receivable for open swap contracts	1,642,080
Total assets	$1,188,025,794

Liabilities
Cash collateral due to broker	$1,750,000
Payable to affiliates:
Investment adviser fee	698,940
Trustees’ fees	4,269
Accrued expenses	74,782
Total liabilities	$2,527,991
Net Assets applicable to investors’ interest in Portfolio	$1,185,497,803

Sources of Net Assets
Investors’ capital	$1,121,182,736
Net unrealized appreciation	64,315,067
Total	$1,185,497,803

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

20	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest	$16,263,484
Interest allocated from affiliated investment	26,305
Expenses allocated from affiliated investment	(2,682)
Total investment income	$16,287,107

Expenses
Investment adviser fee	$4,318,202
Trustees’ fees and expenses	24,810
Custodian fee	157,166
Legal and accounting services	50,432
Miscellaneous	19,017
Total expenses	$4,569,627
Deduct —
Reduction of custodian fee	$12
Total expense reductions	$12

Net expenses	$4,569,615

Net investment income	$11,717,492

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions allocated from affiliated investment	$1,370
Financial futures contracts	(181,388)
Net realized loss	$(180,018)
Change in unrealized appreciation (depreciation) —
Investments	$(10,752,206)
Financial futures contracts	(960,937)
Swap contracts	764,440
Net change in unrealized appreciation (depreciation)	$(10,948,703)

Net realized and unrealized loss	$(11,128,721)

Net increase in net assets from operations	$588,771

21	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$11,717,492	$30,674,085
Net realized loss from investment transactions and financial futures contracts	(180,018)	(193,428)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(10,948,703)	4,797,096
Net increase in net assets from operations	$588,771	$35,277,753
Capital transactions —
Contributions	$79,396,446	$306,019,504
Withdrawals	(165,497,148)	(189,795,922)
Net increase (decrease) in net assets from capital transactions	$(86,100,702)	$116,223,582

Net increase (decrease) in net assets	$(85,511,931)	$151,501,335

Net Assets
At beginning of period	$1,271,009,734	$1,119,508,399
At end of period	$1,185,497,803	$1,271,009,734

22	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.75	%(2)	0.74%	0.75%	0.76%	0.77%	0.80%
Net investment income	1.92	%(2)	2.50%	3.08%	3.48%	3.97%	4.48%
Portfolio Turnover	7	%(3)	26%	19%	22%	28%	19%

Total Return	0.00	%(3)	2.89%	2.21%	5.95%	11.54%	4.85%

Net assets, end of period (000’s omitted)	$1,185,498		$1,271,010	$1,119,508	$1,199,203	$957,281	$810,627

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Government Obligations Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Government Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 88.5%, 5.5%, 4.9% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

24

Government Obligations Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $4,318,202 or 0.71% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $88,618,322 and $119,839,709, respectively, for the six months ended April 30, 2013.

25

Government Obligations Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,126,679,940

Gross unrealized appreciation	$58,817,513
Gross unrealized depreciation	(7,008,810)

Net unrealized appreciation	$51,808,703

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/13	550 U.S. 5-Year Treasury Note	Short	$(68,187,110)	$(68,552,344)	$(365,234)
6/13	350 U.S. 10-Year Treasury Note	Short	(46,074,218)	(46,675,781)	(601,563)

					$(966,797)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation

Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$3,960
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	1,638,120

						$1,642,080

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

26

Government Obligations Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,642,080, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $1,642,080. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$—		$(966,797	)(1)
Swap contracts	1,642,080	(2)	—

Total	$1,642,080		$(966,797)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(181,388)	$(960,937)
Swap contracts	$—	$764,440

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts, respectively.

The average notional amounts of futures contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $75,714,000 and $40,000,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

27

Government Obligations Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$950,701,070	$—	$950,701,070
Collateralized Mortgage Obligations	—	44,868,736	—	44,868,736
U.S. Government Agency Obligations	—	137,978,017	—	137,978,017
U.S. Treasury Obligations	—	9,032,815	—	9,032,815
Short-Term Investments	—	35,908,005	—	35,908,005

Total Investments	$—	$1,178,488,643	$—	$1,178,488,643

Swap Contracts	$—	$1,642,080	$—	$1,642,080

Total	$—	$1,180,130,723	$—	$1,180,130,723

Liability Description

Futures Contracts	$(966,797)	$—	$—	$(966,797)

Total	$(966,797)	$—	$—	$(966,797)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance

Government Obligations Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

29

Eaton Vance

Government Obligations Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), a portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

30

Eaton Vance

Government Obligations Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board considered factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

31

Eaton Vance

Government Obligations Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Government Obligations Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Government Obligations Portfolio

Susan Schiff

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Government Obligations Fund and Government Obligations Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Government Obligations Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

140-6/13	GOSRC

Eaton Vance

High Income

Opportunities Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

High Income Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	37

Officers and Trustees	40

Important Notices	41

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Performance1,2

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/11/2004	08/19/1986	7.59%	13.31%	8.80%	8.76%
Class A with 4.75% Maximum Sales Charge	—	—	2.57	7.93	7.75	8.24
Class B at NAV	08/19/1986	08/19/1986	7.20	12.72	8.04	8.10
Class B with 5% Maximum Sales Charge	—	—	2.20	7.72	7.75	8.10
Class C at NAV	06/08/1994	08/19/1986	7.21	12.49	8.00	8.06
Class C with 1% Maximum Sales Charge	—	—	6.21	11.49	8.00	8.06
Class I at NAV	10/01/2009	08/19/1986	7.47	13.58	8.99	8.86
BofA Merrill Lynch U.S. High Yield Index	—	—	7.26%	14.04%	10.82%	9.52%
BofA Merrill Lynch U.S. High Yield Constrained Index	—	—	7.26	14.01	10.98	9.52

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.94%	1.69%	1.69%	0.69%

Fund Profile4

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class A is linked to Class B and the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the lower rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,075.90	$4.74	0.92%
Class B	$1,000.00	$1,072.00	$8.58	1.67%
Class C	$1,000.00	$1,072.10	$8.58	1.67%
Class I	$1,000.00	$1,074.70	$3.45	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.61	0.92%
Class B	$1,000.00	$1,016.50	$8.35	1.67%
Class C	$1,000.00	$1,016.50	$8.35	1.67%
Class I	$1,000.00	$1,021.50	$3.36	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in High Income Opportunities Portfolio, at value (identified cost, $464,881,475)	$492,825,797
Receivable for Fund shares sold	953,452
Total assets	$493,779,249

Liabilities
Payable for Fund shares redeemed	$1,715,789
Distributions payable	680,743
Payable to affiliates:
Distribution and service fees	181,551
Trustees’ fees	40
Accrued expenses	89,615
Total liabilities	$2,667,738
Net Assets	$491,111,511

Sources of Net Assets
Paid-in capital	$559,031,566
Accumulated net realized loss from Portfolio	(96,150,094)
Accumulated undistributed net investment income	285,717
Net unrealized appreciation from Portfolio	27,944,322
Total	$491,111,511

Class A Shares
Net Assets	$262,756,938
Shares Outstanding	56,143,879
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.68
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$4.91

Class B Shares
Net Assets	$27,994,765
Shares Outstanding	5,972,644
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.69

Class C Shares
Net Assets	$129,393,283
Shares Outstanding	27,650,638
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.68

Class I Shares
Net Assets	$70,966,525
Shares Outstanding	15,145,614
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.69

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income allocated from Portfolio	$17,022,713
Dividends allocated from Portfolio (net of foreign taxes, $27,493)	371,052
Expenses allocated from Portfolio	(1,340,433)
Total investment income from Portfolio	$16,053,332

Expenses
Distribution and service fees
Class A	$322,922
Class B	146,628
Class C	622,873
Trustees’ fees and expenses	248
Custodian fee	19,320
Transfer and dividend disbursing agent fees	178,883
Legal and accounting services	13,314
Printing and postage	24,214
Registration fees	27,894
Miscellaneous	7,586
Total expenses	$1,363,882

Net investment income	$14,689,450

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$11,853,437
Swap contracts	(326,905)
Net realized gain	$11,526,532
Change in unrealized appreciation (depreciation) —
Investments	$8,462,490
Swap contracts	130,406
Net change in unrealized appreciation (depreciation)	$8,592,896

Net realized and unrealized gain	$20,119,428

Net increase in net assets from operations	$34,808,878

6	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$14,689,450	$31,270,820
Net realized gain from investment transactions and swap contracts	11,526,532	72,070
Net change in unrealized appreciation (depreciation) from investments and swap contracts	8,592,896	25,265,967
Net increase in net assets from operations	$34,808,878	$56,608,857
Distributions to shareholders —
From net investment income
Class A	$(8,313,303)	$(17,518,977)
Class B	(836,840)	(2,274,715)
Class C	(3,560,953)	(7,719,945)
Class I	(2,360,784)	(5,338,766)
Total distributions to shareholders	$(15,071,880)	$(32,852,403)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,050,502	$39,619,688
Class B	226,284	1,751,750
Class C	8,927,873	15,947,416
Class I	10,515,731	16,339,257
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,702,683	13,314,776
Class B	689,611	1,780,478
Class C	2,564,394	5,297,845
Class I	648,354	1,064,608
Cost of shares redeemed
Class A	(30,876,529)	(50,986,784)
Class B	(2,844,332)	(6,751,065)
Class C	(11,585,041)	(23,983,977)
Class I	(14,562,532)	(23,144,333)
Net asset value of shares exchanged
Class A	2,447,220	8,242,374
Class B	(2,447,220)	(8,242,374)
Net decrease in net assets from Fund share transactions	$(16,543,002)	$(9,750,341)

Net increase in net assets	$3,193,996	$14,006,113

Net Assets
At beginning of period	$487,917,515	$473,911,402
At end of period	$491,111,511	$487,917,515

Accumulated undistributed net investment income included in net assets
At end of period	$285,717	$668,147

7	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$4.490		$4.280	$4.370	$4.020	$3.310	$5.130

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.293	$0.320	$0.346	$0.365	$0.419
Net realized and unrealized gain (loss)	0.193		0.224	(0.074)	0.385	0.763	(1.823)

Total income (loss) from operations	$0.336		$0.517	$0.246	$0.731	$1.128	$(1.404)

Less Distributions
From net investment income	$(0.146)		$(0.307)	$(0.336)	$(0.381)	$(0.418)	$(0.416)
Tax return of capital	—		—	—	—	—	(0.000	)(2)

Total distributions	$(0.146)		$(0.307)	$(0.336)	$(0.381)	$(0.418)	$(0.416)

Redemption fees(1)(3)	$—		$—	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000	(2)

Net asset value — End of period	$4.680		$4.490	$4.280	$4.370	$4.020	$3.310

Total Return(4)	7.59	%(5)	12.53%	5.73%	19.05%	37.83%	(29.26)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$262,757		$260,871	$238,331	$264,259	$238,485	$161,603
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.92	%(8)	0.94%	0.99%	1.04%	1.27%	1.11%
Net investment income	6.29	%(8)	6.72%	7.32%	8.30%	10.93%	9.06%
Portfolio Turnover of the Portfolio	32	%(5)	76%	78%	79%	72%	48%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$4.500		$4.280	$4.380	$4.030	$3.300	$5.120

Income (Loss) From Operations
Net investment income(1)	$0.126		$0.262	$0.289	$0.316	$0.345	$0.383
Net realized and unrealized gain (loss)	0.194		0.233	(0.085)	0.385	0.773	(1.826)

Total income (loss) from operations	$0.320		$0.495	$0.204	$0.701	$1.118	$(1.443)

Less Distributions
From net investment income	$(0.130)		$(0.275)	$(0.304)	$(0.351)	$(0.388)	$(0.377)
Tax return of capital	—		—	—	—	—	(0.000	)(2)

Total distributions	$(0.130)		$(0.275)	$(0.304)	$(0.351)	$(0.388)	$(0.377)

Redemption fees(1)(3)	$—		$—	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000	(2)

Net asset value — End of period	$4.690		$4.500	$4.280	$4.380	$4.030	$3.300

Total Return(4)	7.20	%(5)	11.94%	4.71%	18.17%	37.31%	(29.93)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,995		$31,171	$40,913	$57,156	$72,245	$89,480
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.67	%(8)	1.69%	1.74%	1.79%	2.02%	1.86%
Net investment income	5.55	%(8)	6.01%	6.58%	7.58%	10.56%	8.23%
Portfolio Turnover of the Portfolio	32	%(5)	76%	78%	79%	72%	48%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$4.490		$4.280	$4.370	$4.020	$3.300	$5.110

Income (Loss) From Operations
Net investment income(1)	$0.126		$0.261	$0.287	$0.315	$0.341	$0.383
Net realized and unrealized gain (loss)	0.194		0.224	(0.073)	0.386	0.767	(1.816)

Total income (loss) from operations	$0.320		$0.485	$0.214	$0.701	$1.108	$(1.433)

Less Distributions
From net investment income	$(0.130)		$(0.275)	$(0.304)	$(0.351)	$(0.388)	$(0.377)
Tax return of capital	—		—	—	—	—	(0.000	)(2)

Total distributions	$(0.130)		$(0.275)	$(0.304)	$(0.351)	$(0.388)	$(0.377)

Redemption fees(1)(3)	$—		$—	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000	(2)

Net asset value — End of period	$4.680		$4.490	$4.280	$4.370	$4.020	$3.300

Total Return(4)	7.21	%(5)	11.70%	4.96%	18.21%	36.97%	(29.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,393		$124,390	$121,128	$125,403	$115,927	$89,841
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.67	%(8)	1.69%	1.74%	1.79%	2.02%	1.86%
Net investment income	5.54	%(8)	5.97%	6.56%	7.55%	10.26%	8.28%
Portfolio Turnover of the Portfolio	32	%(5)	76%	78%	79%	72%	48%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2009(1)
			2012	2011	2010
Net asset value — Beginning of period	$4.500		$4.280	$4.380	$4.020	$3.980

Income (Loss) From Operations
Net investment income(2)	$0.148		$0.304	$0.331	$0.353	$0.019
Net realized and unrealized gain (loss)	0.194		0.234	(0.083)	0.398	0.057

Total income from operations	$0.342		$0.538	$0.248	$0.751	$0.076

Less Distributions
From net investment income	$(0.152)		$(0.318)	$(0.348)	$(0.391)	$(0.036)

Total distributions	$(0.152)		$(0.318)	$(0.348)	$(0.391)	$(0.036)

Redemption fees(2)(3)	$—		$—	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$4.690		$4.500	$4.280	$4.380	$4.020

Total Return(5)	7.47	%(6)	13.06%	5.76%	19.60%	1.92	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,967		$71,485	$73,540	$58,856	$1,099
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	0.67	%(9)	0.69%	0.74%	0.79%	1.02	%(9)
Net investment income	6.52	%(9)	6.98%	7.55%	8.43%	11.17	%(9)
Portfolio Turnover of the Portfolio	32	%(6)	76%	78%	79%	72	%(10)

(1)	For the period from the start of business, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	For the Portfolio’s fiscal year ended October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (52.7% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $93,299,806 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($32,861,134), October 31, 2017 ($42,283,452) and October 31, 2019 ($18,155,220). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $11,989 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $26,202 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $322,922 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $109,971 and $467,155 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $25,719,000 and $56,482,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $36,657 and $155,718 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to

13

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $100, $22,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $8,217,378 and $41,861,975, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	2,847,195	9,082,559
Issued to shareholders electing to receive payments of distributions in Fund shares	1,458,812	3,046,077
Redemptions	(6,753,743)	(11,675,224)
Exchange from Class B shares	534,117	1,888,923

Net increase (decrease)	(1,913,619)	2,342,335

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	49,310	406,148
Issued to shareholders electing to receive payments of distributions in Fund shares	149,829	407,510
Redemptions	(619,252)	(1,550,820)
Exchange to Class A shares	(533,067)	(1,885,762)

Net decrease	(953,180)	(2,622,924)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,940,605	3,665,647
Issued to shareholders electing to receive payments of distributions in Fund shares	558,057	1,212,546
Redemptions	(2,529,806)	(5,510,279)

Net decrease	(31,144)	(632,086)

14

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	2,287,116	3,766,084
Issued to shareholders electing to receive payments of distributions in Fund shares	140,825	242,897
Redemptions	(3,173,516)	(5,293,124)

Net decrease	(745,575)	(1,284,143)

15

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 86.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.6%
Bombardier, Inc., 6.125%, 1/15/23(1)	$1,015	$1,102,544
GenCorp, Inc., 7.125%, 3/15/21(1)	1,525	1,650,812
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	89,400
TransDigm, Inc., 7.75%, 12/15/18	2,230	2,480,875

		$5,323,631

Automotive & Auto Parts — 1.8%
Affinia Group, Inc., 10.75%, 8/15/16(1)	$1,132	$1,231,061
American Axle & Manufacturing, Inc., 9.25%, 1/15/17(1)	3,072	3,371,520
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	3,025,312
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,581,676
General Motors Financial Co., Inc., 4.75%, 8/15/17(1)	320	339,200
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,577,813
Navistar International Corp., 8.25%, 11/1/21	3,285	3,436,931
Schaeffler Finance BV, 4.75%, 5/15/21(1)	1,590	1,617,825
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., 10.625%, 9/1/17(1)	322	344,141

		$16,525,479

Banks & Thrifts — 1.7%
Ally Financial, Inc., 0.00%, 6/15/15	$1,710	$1,618,088
Ally Financial, Inc., 2.487%, 12/1/14(2)	720	722,282
Ally Financial, Inc., 4.625%, 6/26/15	3,610	3,805,991
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,313,612
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,640,406
Ally Financial, Inc., 8.00%, 11/1/31	2,750	3,633,438

		$15,733,817

Broadcasting — 0.7%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,063,475
AMC Networks, Inc., 7.75%, 7/15/21	1,100	1,270,500
Clear Channel Communications, Inc., 11.25%, 3/1/21(1)	1,520	1,618,800
Crown Media Holdings, Inc., 10.50%, 7/15/19	945	1,074,938
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,546,906

		$6,574,619

Building Materials — 1.7%
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21(1)	$1,020	$1,062,075
HD Supply, Inc., 7.50%, 7/15/20(1)	995	1,079,575
HD Supply, Inc., 8.125%, 4/15/19	815	926,044

Security	Principal Amount (000’s omitted)	Value

Building Materials (continued)
HD Supply, Inc., 11.50%, 7/15/20	$1,010	$1,204,425
Interface, Inc., 7.625%, 12/1/18	1,265	1,380,431
Isabelle Acquisition Sub, Inc., 10.00%, 11/15/18(1)(3)	3,115	3,477,119
Nortek, Inc., 8.50%, 4/15/21(1)	1,655	1,853,600
Nortek, Inc., 10.00%, 12/1/18	1,815	2,048,681
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,862,000

		$15,893,950

Cable / Satellite TV — 2.7%
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$903,563
CCO Holdings, LLC, 6.75%, 11/15/21	5,020	5,760,450
CCO Holdings, LLC/CCO Capital Corp., 5.25%, 9/30/22	2,685	2,748,769
CCO Holdings, LLC/CCO Capital Corp., 5.75%, 1/15/24	2,010	2,097,937
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	141,875
DISH DBS Corp., 6.75%, 6/1/21	5,020	5,446,700
Lynx II Corp., 6.375%, 4/15/23(1)	1,050	1,141,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,595	2,698,800
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	170	190,400
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,067,187
Virgin Media Finance PLC, 4.875%, 2/15/22	1,935	1,983,375

		$25,180,931

Capital Goods — 1.4%
Amsted Industries, Inc., 8.125%, 3/15/18(1)	$2,890	$3,135,650
Belden, Inc., 5.50%, 9/1/22(1)	1,050	1,086,750
CNH Capital, LLC, 6.25%, 11/1/16	1,910	2,124,875
General Cable Corp., 5.75%, 10/1/22(1)	1,695	1,762,800
Harbinger Group, Inc., 7.875%, 7/15/19(1)	1,025	1,101,875
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	1,455	1,553,212
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	543,400
Silver II Borrower/Silver II US Holdings, LLC, 7.75%, 12/15/20(1)	1,590	1,713,225

		$13,021,787

Chemicals — 2.5%
Ashland, Inc., 3.00%, 3/15/16(1)	$740	$760,350
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,077,600
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	883,488
Chemtura Corp., 7.875%, 9/1/18	1,855	2,049,775
Ineos Finance PLC, 8.375%, 2/15/19(1)	3,690	4,174,312
Kraton Polymers, LLC, 6.75%, 3/1/19	905	952,512
NOVA Chemicals Corp., 8.375%, 11/1/16	1,610	1,734,775
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,990,969

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals (continued)
TPC Group, Inc., 8.75%, 12/15/20(1)	$1,535	$1,627,100
Tronox Finance, LLC, 6.375%, 8/15/20(1)	3,735	3,739,669
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21(1)	2,825	3,026,281

		$23,016,831

Consumer Products — 1.6%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(1)(3)	$2,810	$2,943,475
BC Mountain, LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21(1)	1,920	2,068,800
Libbey Glass, Inc., 6.875%, 5/15/20	689	758,761
Mead Products, LLC/ACCO Brands Corp., 6.75%, 4/30/20(1)	1,130	1,206,275
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	587,813
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	1,110	1,215,450
Spectrum Brands Escrow Corp., 6.625%, 11/15/22(1)	1,610	1,779,050
Spectrum Brands, Inc., 9.50%, 6/15/18	1,015	1,145,681
Sun Products Corp. (The), 7.75%, 3/15/21(1)	2,075	2,152,812
Tempur-Pedic International, Inc., 6.875%, 12/15/20(1)	1,230	1,348,388

		$15,206,505

Containers — 2.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	$2,695	$2,856,700
BOE Merger Corp., 9.50%, 11/1/17(1)(3)	1,940	2,104,900
BWAY Holding Co., 10.00%, 6/15/18	550	618,750
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	2,555	2,622,069
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,266,212
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,478,925
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,288,125
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	2,665	2,998,125
Sealed Air Corp., 6.50%, 12/1/20(1)	1,045	1,173,013
Sealed Air Corp., 8.375%, 9/15/21(1)	2,910	3,419,250

		$23,826,069

Diversified Financial Services — 2.1%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,253,175
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,980	2,093,638
CIT Group, Inc., 5.00%, 8/15/22	455	511,286
CIT Group, Inc., 5.25%, 3/15/18	605	671,550
CIT Group, Inc., 5.375%, 5/15/20	230	260,475
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,155,150
E*TRADE Financial Corp., 6.00%, 11/15/17	295	313,438

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)
E*TRADE Financial Corp., 6.375%, 11/15/19	$1,005	$1,085,400
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,960,163
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,368,575
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,485,225
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,544,100
Nuveen Investments, Inc., 9.50%, 10/15/20(1)	2,855	3,090,537

		$19,792,712

Diversified Media — 2.5%
Catalina Marketing Corp., 10.50%, 10/1/15(1)	$4,135	$4,264,219
Catalina Marketing Corp., 11.625%, 10/1/17(1)	3,090	3,298,575
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22(1)	1,095	1,168,912
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22(1)	2,960	3,189,400
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	477,263
LBI Media, Inc., 10.00%, 4/15/19(1)	1,860	1,692,600
LBI Media, Inc., 13.50%, 4/15/20(1)	457	203,365
MDC Partners, Inc., 6.75%, 4/1/20(1)	1,045	1,092,025
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,983,375
WMG Acquisition Corp., 6.00%, 1/15/21(1)	1,140	1,225,500
WMG Acquisition Corp., 11.50%, 10/1/18	3,710	4,433,450

		$23,028,684

Energy — 13.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,279,375
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,781,850
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,370,250
Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/21(1)	1,420	1,398,700
Atwood Oceanics, Inc., 6.50%, 2/1/20	1,205	1,319,475
Berry Petroleum Co., 6.375%, 9/15/22	3,725	3,999,719
Bonanza Creek Energy, Inc., 6.75%, 4/15/21(1)	1,540	1,632,400
Bristow Group, Inc., 6.25%, 10/15/22	1,775	1,941,406
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	853,875
Chesapeake Energy Corp., 5.75%, 3/15/23	3,395	3,692,062
Chesapeake Energy Corp., 6.125%, 2/15/21	3,435	3,795,675
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	1,025	1,060,875
Concho Resources, Inc., 5.50%, 4/1/23	1,765	1,888,550

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Concho Resources, Inc., 6.50%, 1/15/22	$1,340	$1,494,100
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,791,050
Continental Resources, Inc., 4.50%, 4/15/23(1)	2,040	2,177,700
Continental Resources, Inc., 5.00%, 9/15/22	4,270	4,664,975
Continental Resources, Inc., 7.125%, 4/1/21	670	775,525
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,070,600
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22(1)	2,775	2,872,125
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,868,460
EP Energy, LLC/EP Energy Finance, Inc., 6.875%, 5/1/19	3,950	4,345,000
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	2,880	3,369,600
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	916,238
EPL Oil & Gas, Inc., 8.25%, 2/15/18(1)	1,690	1,825,200
Frontier Oil Corp., 6.875%, 11/15/18	530	577,038
FTS International Services, LLC/FTS International Bonds, Inc., 8.125%, 11/15/18(1)	3,678	3,953,850
Harvest Operations Corp., 6.875%, 10/1/17	800	898,000
Holly Corp., 9.875%, 6/15/17	1,710	1,811,352
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	623,875
Kodiak Oil & Gas Corp., 5.50%, 1/15/21(1)	410	433,063
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,907,350
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,243,150
MEG Energy Corp., 6.375%, 1/30/23(1)	2,190	2,321,400
Newfield Exploration Co., 5.625%, 7/1/24	2,585	2,791,800
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	983,450
Oasis Petroleum, Inc., 6.875%, 1/15/23	2,920	3,255,800
Offshore Group Investment, Ltd., 7.125%, 4/1/23(1)	515	538,175
Oil States International, Inc., 6.50%, 6/1/19	1,665	1,798,200
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	115	130,525
Plains Exploration & Production Co., 6.875%, 2/15/23	4,495	5,141,156
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,403,375
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,082,500
QEP Resources, Inc., 5.25%, 5/1/23	1,685	1,798,737
Range Resources Corp., 6.75%, 8/1/20	1,580	1,761,700
Rockies Express Pipeline, LLC, 6.00%, 1/15/19(1)	2,070	2,044,125
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,816,125
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,129,188
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	3,625	3,760,937
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	2,035	2,096,050
Sabine Pass LNG, LP, 6.50%, 11/1/20(1)	2,260	2,435,150
SandRidge Energy, Inc., 7.50%, 3/15/21	1,495	1,558,537
SandRidge Energy, Inc., 8.125%, 10/15/22	405	433,350

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Seadrill, Ltd., 5.625%, 9/15/17(1)	$1,710	$1,757,025
SESI, LLC, 6.375%, 5/1/19	3,445	3,755,050
SM Energy Co., 6.50%, 1/1/23	1,685	1,870,350
Tesoro Corp., 5.375%, 10/1/22	2,255	2,412,850
Venoco, Inc., 11.50%, 10/1/17	540	584,550
WPX Energy, Inc., 5.25%, 1/15/17	715	768,625
WPX Energy, Inc., 6.00%, 1/15/22	3,160	3,436,500

		$125,497,693

Entertainment / Film — 0.6%
Cinemark USA, Inc., 7.375%, 6/15/21	$695	$788,825
NAI Entertainment Holdings, LLC, 8.25%, 12/15/17(1)	743	809,870
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,330,425
Regal Cinemas Corp., 8.625%, 7/15/19	545	607,675
Regal Entertainment Group, 9.125%, 8/15/18	2,190	2,463,750

		$6,000,545

Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20(1)	$1,145	$1,256,638
Clean Harbors, Inc., 5.125%, 6/1/21(1)	1,645	1,731,362
Clean Harbors, Inc., 5.25%, 8/1/20	1,085	1,152,813
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,165,662

		$6,306,475

Food / Beverage / Tobacco — 2.3%
ASG Consolidated, LLC/ASG Finance, Inc., 10.75%, 5/15/16(1)	$4,800	$5,082,000
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(3)	2,319	2,355,229
Constellation Brands, Inc., 4.25%, 5/1/23	3,055	3,055,000
Constellation Brands, Inc., 6.00%, 5/1/22	1,445	1,674,394
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20(1)	2,010	2,040,150
Michael Foods Group, Inc., 9.75%, 7/15/18	2,695	3,035,244
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(3)	1,555	1,636,638
Smithfield Foods, Inc., 6.625%, 8/15/22	2,155	2,397,437

		$21,276,092

Gaming — 5.1%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(3)(4)(5)(6)	$2,377	$2,219,741
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(7)	5,755	1,611,400
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	550	548,625

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	$5,970	$5,313,300
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	3,695	3,577,222
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	2,375	2,523,438
Caesars Operating Escrow, LLC/Caesars Escrow Corp., 9.00%, 2/15/20(1)	1,670	1,653,300
Inn of the Mountain Gods Resort & Casino, 8.75%, 11/30/20(1)	421	423,105
Mandalay Resort Group, 7.625%, 7/15/13	855	866,329
MGM Resorts International, 5.875%, 2/27/14	1,440	1,497,600
MGM Resorts International, 6.625%, 12/15/21	1,420	1,544,250
MGM Resorts International, 7.75%, 3/15/22	3,900	4,475,250
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,019	2,019,000
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)	1,570	1,515,050
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,818,450
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(3)	1,750	1,778,805
Station Casinos, LLC, 7.50%, 3/1/21(1)	2,530	2,681,800
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,335	5,988,537
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	671	720,486
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	3,316,600
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(4)	2,826	1,436,243

		$47,528,531

Health Care — 8.7%
Accellent, Inc., 8.375%, 2/1/17	$3,345	$3,579,150
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	1,521	1,692,112
Alere, Inc., 8.625%, 10/1/18	1,300	1,400,750
Amsurg Corp., 5.625%, 11/30/20(1)	735	779,100
Bausch & Lomb, Inc., 9.875%, 11/1/15	1,053	1,093,804
Biomet, Inc., 6.50%, 8/1/20(1)	2,485	2,717,969
CDRT Holding Corp., 9.25%, 10/1/17(1)(3)	1,995	2,092,256
Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,421,063
Community Health Systems, Inc., 7.125%, 7/15/20	2,685	3,003,844
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,864,600
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,640	4,964,800
DJO Finance, LLC/DJO Finance Corp., 8.75%, 3/15/18	1,445	1,629,238
Emergency Medical Services Corp., 8.125%, 6/1/19	1,300	1,446,250
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	915	1,006,500
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	540	595,350
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	185	203,731
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,694,975

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	$1,260	$1,449,000
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,130,425
HCA, Inc., 7.50%, 2/15/22	1,530	1,832,175
Hologic, Inc., 6.25%, 8/1/20	5,415	5,875,275
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,833,975
INC Research, LLC., 11.50%, 7/15/19(1)	1,145	1,259,500
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,092,825
Multiplan, Inc., 9.875%, 9/1/18(1)	2,800	3,167,500
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,463,750
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,510	1,732,725
Polymer Group, Inc., 7.75%, 2/1/19	1,870	2,064,012
ResCare, Inc., 10.75%, 1/15/19	2,375	2,695,625
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,534,500
Teleflex, Inc., 6.875%, 6/1/19	545	595,413
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	2,014,625
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,175	5,757,187
VWR Funding, Inc., 7.25%, 9/15/17(1)	3,140	3,359,800
Warner Chilcott Co., LLC, 7.75%, 9/15/18	2,225	2,425,250

		$81,469,054

Homebuilders / Real Estate — 1.1%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,892,188
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	2,625	2,887,500
CB Richard Ellis Service, Inc., 11.625%, 6/15/17	5,325	5,704,406

		$10,484,094

Hotels — 0.2%
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/21(1)	$1,450	$1,485,344

		$1,485,344

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,460	$1,549,425
Hub International, Ltd., 8.125%, 10/15/18(1)	1,540	1,665,125
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	3,370	3,487,950

		$6,702,500

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Leisure — 1.1%
NCL Corp., Ltd., 5.00%, 2/15/18(1)	$905	$944,594
NCL Corp., Ltd., 9.50%, 11/15/18	1,128	1,283,100
Royal Caribbean Cruises, 7.25%, 6/15/16	535	609,900
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,570,106
Royal Caribbean Cruises, 11.875%, 7/15/15	575	700,062
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,494,025
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	1,800	2,020,500

		$10,622,287

Metals / Mining — 2.9%
Alpha Natural Resources, Inc., 6.25%, 6/1/21	$580	$536,500
CONSOL Energy, Inc., 8.00%, 4/1/17	1,630	1,768,550
Eldorado Gold Corp., 6.125%, 12/15/20(1)	4,120	4,223,000
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,790	2,650,500
Inmet Mining Corp., 7.50%, 6/1/21(1)	1,510	1,585,500
Inmet Mining Corp., 8.75%, 6/1/20(1)	1,010	1,095,850
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,588,725
New Gold, Inc., 7.00%, 4/15/20(1)	905	963,825
Novelis, Inc., 8.375%, 12/15/17	1,025	1,127,500
Novelis, Inc., 8.75%, 12/15/20	2,645	3,015,300
Peabody Energy Corp., 6.25%, 11/15/21	440	471,350
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	3,720	3,915,300
Rain CII Carbon, LLC, 8.00%, 12/1/18(1)	1,785	1,914,412
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	563,063
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,430,062

		$26,849,437

Paper — 0.6%
Boise Paper Holdings, LLC/Boise Co-Issuer Co., 8.00%, 4/1/20	$545	$614,488
Boise Paper Holdings, LLC/Boise Finance Co., 9.00%, 11/1/17	2,200	2,381,500
Domtar Corp., 10.75%, 6/1/17	2,300	2,979,160

		$5,975,148

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	$3,080	$3,187,800

		$3,187,800

Security	Principal Amount (000’s omitted)	Value

Railroad — 0.2%
Kansas City Southern Mexico, 6.125%, 6/15/21	$755	$890,523
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,094,637

		$1,985,160

Restaurants — 0.4%
NPC International, Inc., 10.50%, 1/15/20	$3,030	$3,571,613

		$3,571,613

Services — 5.6%
Aramark Corp., 5.75%, 3/15/20(1)	$1,000	$1,052,500
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	520	580,450
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	3,044,062
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	2,235	2,380,275
Education Management, LLC/Education Management Finance Corp., 15.00% to 3/30/14, 7/1/18(1)(5)	1,415	1,478,270
FTI Consulting, Inc., 6.00%, 11/15/22(1)	1,230	1,319,175
HDTFS, Inc., 6.25%, 10/15/22	1,130	1,269,838
Hertz Corp., 7.50%, 10/15/18	20	22,225
Laureate Education, Inc., 9.25%, 9/1/19(1)	13,780	15,674,750
Laureate Education, Inc., 12.75%, 8/15/17(1)	5,130	5,471,145
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	229,000
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	1,330	1,546,125
ServiceMaster Co., 7.00%, 8/15/20(1)	765	796,556
ServiceMaster Co., 8.00%, 2/15/20	1,185	1,281,281
Sitel, LLC/Sitel Finance Corp., 11.50%, 4/1/18	830	558,175
TransUnion Holding Co., Inc., 8.125%, 6/15/18(1)(3)	2,335	2,521,800
TransUnion Holding Co., Inc., 9.625%, 6/15/18(3)	3,710	4,090,275
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,341,250
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,618,250

		$52,275,402

Steel — 0.4%
AK Steel Corp., 8.75%, 12/1/18(1)	$1,030	$1,147,163
ArcelorMittal, 6.75%, 2/25/22	670	736,236
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	1,880	1,976,350

		$3,859,749

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Super Retail — 6.1%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(3)	$1,725	$1,798,313
Claire’s Stores, Inc., 6.125%, 3/15/20(1)	1,430	1,517,588
Claire’s Stores, Inc., 8.875%, 3/15/19	500	538,750
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	2,950	3,396,188
CST Brands, Inc., 5.00%, 5/1/23(1)	825	850,781
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,855,753
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	6,260	6,839,050
L Brands, Inc., 5.625%, 2/15/22	5	5,419
L Brands, Inc., 6.625%, 4/1/21	5,170	5,964,887
L Brands, Inc., 8.50%, 6/15/19	3,620	4,506,900
Michaels Stores, Inc., 7.75%, 11/1/18	3,655	4,034,206
Michaels Stores, Inc., 11.375%, 11/1/16	765	803,258
Netflix, Inc., 5.375%, 2/1/21(1)	305	315,675
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(3)	3,490	3,651,412
Pantry, Inc., 8.375%, 8/1/20(1)	1,615	1,772,463
Party City Holdings, Inc., 8.875%, 8/1/20(1)	2,705	3,070,175
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,383,881
Petco Holdings, Inc., 8.50%, 10/15/17(1)(3)	4,590	4,813,762
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,487,850
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,745	5,136,462

		$56,742,773

Technology — 3.9%
Avaya, Inc., 9.00%, 4/1/19(1)	$1,540	$1,578,500
Avaya, Inc., 10.50%, 3/1/21(1)	5,800	5,379,500
Brocade Communications Systems, Inc., 6.875%, 1/15/20	855	944,775
Ceridian Corp., 11.00%, 3/15/21(1)	520	590,200
CommScope, Inc., 8.25%, 1/15/19(1)	1,310	1,437,725
First Data Corp., 7.375%, 6/15/19(1)	2,930	3,201,025
First Data Corp., 10.625%, 6/15/21(1)	1,925	1,989,969
First Data Corp., 11.25%, 1/15/21(1)	1,925	2,021,250
Infor US, Inc., 9.375%, 4/1/19	2,720	3,114,400
Lender Processing Services, Inc., 5.75%, 4/15/23	1,690	1,812,525
NCR Corp., 5.00%, 7/15/22(1)	1,355	1,378,713
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,717,000
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	1,105	1,176,825
Seagate HDD Cayman, 7.00%, 11/1/21	3,435	3,804,262
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	5,265	5,857,312

		$37,003,981

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 7.1%
Crown Castle International Corp., 5.25%, 1/15/23	$1,495	$1,571,619
Digicel Group, Ltd., 10.50%, 4/15/18(1)	1,210	1,346,125
Digicel, Ltd., 6.00%, 4/15/21(1)	2,310	2,321,550
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,442,162
Equinix, Inc., 7.00%, 7/15/21	1,335	1,516,894
Frontier Communications Corp., 7.625%, 4/15/24	1,535	1,607,913
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,833,025
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,461,387
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	4,615	4,891,900
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	3,520	3,762,000
iPCS, Inc., 3.549%, 5/1/14(2)(3)	1,010	1,012,525
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	3,935	4,239,962
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	5,905	6,370,019
SBA Communications Corp., 5.625%, 10/1/19(1)	920	971,750
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	1,915	2,046,656
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	552,913
Softbank Corp., 4.50%, 4/15/20(1)	5,075	5,265,866
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,490,313
Sprint Nextel Corp., 7.00%, 8/15/20	1,255	1,380,500
Sprint Nextel Corp., 9.00%, 11/15/18(1)	6,995	8,621,337
Sprint Nextel Corp., 9.125%, 3/1/17	1,140	1,348,050
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(3)	3,293	3,424,994
Windstream Corp., 7.75%, 10/1/21	2,445	2,713,950

		$66,193,410

Textiles / Apparel — 0.6%
Levi Strauss & Co., 6.875%, 5/1/22(1)	$1,185	$1,328,681
Phillips-Van Heusen Corp., 7.75%, 11/15/23(4)	3,385	4,464,957

		$5,793,638

Transportation Ex Air / Rail — 0.4%
CEVA Group PLC, 8.375%, 12/1/17(1)	$2,215	$2,220,537
CEVA Group PLC, 11.625%, 10/1/16(1)	1,750	1,817,813

		$4,038,350

Utilities — 2.0%
AES Corp. (The), 4.875%, 5/15/23	$1,035	$1,058,288
Calpine Corp., 7.50%, 2/15/21(1)	6,183	7,017,705
Edison Mission Energy, 7.50%, 6/15/13(7)	3,255	1,871,625
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	745	793,425
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,377,375
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,787,387

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
Texas Competitive Electric Holdings Co., LLC, 11.50%, 10/1/20(1)	$2,035	$1,612,737

		$18,518,542

Total Corporate Bonds & Notes (identified cost $751,632,875)		$806,492,633

Senior Floating-Rate Interests — 6.3%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 6/19/17	$1,796	$1,825,426

		$1,825,426

Automotive & Auto Parts — 0.2%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,670	$1,698,542

		$1,698,542

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	$2,263	$2,295,872
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 2/8/18	2,400	2,439,751

		$4,735,623

Consumer Products — 0.7%
Revlon, Inc., Term Loan, 4.00%, Maturing 11/20/17	$3,245	$3,298,694
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	3,100	3,134,875

		$6,433,569

Diversified Financial Services — 0.3%
Nuveen Investments, Inc., Term Loan, 4.20%, Maturing 5/13/17	$2,400	$2,400,000

		$2,400,000

Energy — 0.2%
Everest Acquisition LLC, Term Loan, 5.00%, Maturing 5/24/18	$2,000	$2,021,072

		$2,021,072

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Beverage / Tobacco — 0.4%
HJ Heinz Co., Term Loan, Maturing 3/27/20(9)	$2,700	$2,727,929
Hostess Brands Inc., Term Loan, 6.75%, Maturing 3/6/20	800	821,500

		$3,549,429

Gaming — 0.4%
Peninsula Gaming LLC, Term Loan, 6.75%, Maturing 11/20/17	$3,990	$4,056,501

		$4,056,501

Health Care — 0.5%
Hologic, Inc., Term Loan, 4.50%, Maturing 8/1/19	$1,985	$2,014,237
WP Prism, Inc., Term Loan, 6.25%, Maturing 5/31/18(3)	2,500	2,520,313

		$4,534,550

Metals / Mining — 0.7%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$6,780	$6,900,675

		$6,900,675

Publishing / Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$1,900	$1,897,150

		$1,897,150

Services — 0.6%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 12/27/19	$2,700	$2,767,500
Education Management LLC, Term Loan, 4.31%, Maturing 6/1/16	3,267	2,725,147
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	499	432,922

		$5,925,569

Telecommunications — 1.0%
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	$2,494	$2,528,929
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	1,125	1,138,126
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,391,665

		$9,058,720

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	$1,170	$1,124,520
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	590	550,829

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Transportation Ex Air / Rail (continued)
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	$523	$502,440

		$2,177,789

Utilities — 0.2%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.73%, Maturing 10/10/17	$2,600	$1,916,200

		$1,916,200

Total Senior Floating-Rate Interests (identified cost $57,712,188)		$59,130,815

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$5,335,000

		$5,335,000

Services — 0.0%(10)
Mood Media Corp., 10.00%, 10/31/15(4)(6)	$37	$26,344

		$26,344

Total Convertible Bonds (identified cost $5,104,557)		$5,361,344

Common Stocks — 2.5%

Security	Shares	Value

Building Materials — 0.4%
Panolam Holdings Co.(4)(6)(11)	3,117	$4,091,655

		$4,091,655

Capital Goods — 0.1%
Manitowoc Co., Inc. (The)	25,000	$469,000

		$469,000

Chemicals — 0.8%
LyondellBasell Industries NV, Class A	100,000	$6,070,000
Tronox Ltd., Class A	72,600	1,491,204

		$7,561,204

Security	Shares	Value

Consumer Products — 0.0%(10)
HF Holdings, Inc.(4)(6)(11)	13,600	$158,576

		$158,576

Energy — 0.1%
Chesapeake Energy Corp.	15,800	$308,732
SemGroup Corp.(11)	16,378	849,199

		$1,157,931

Gaming — 0.3%
Greektown Superholdings, Inc.(11)	892	$80,280
Las Vegas Sands Corp.	54,500	3,065,625
New Cotai Participation Corp., Class B(4)(6)(11)	7	216,125

		$3,362,030

Services — 0.5%
Hertz Global Holdings, Inc.(11)	75,000	$1,806,000
United Rentals, Inc.(11)	50,000	2,630,500

		$4,436,500

Super Retail — 0.2%
GNC Holdings, Inc., Class A	37,157	$1,684,327

		$1,684,327

Technology — 0.1%
NCR Corp.(11)	25,000	$681,750

		$681,750

Total Common Stocks (identified cost $16,737,574)		$23,602,973

Convertible Preferred Stocks — 0.3%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$949,354

		$949,354

Health Care — 0.2%
Alere, Inc., 3.00%	7,260	$1,774,235

		$1,774,235

Total Convertible Preferred Stocks (identified cost $2,701,131)		$2,723,589

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.4%

Security	Shares	Value

Banks & Thrifts — 0.4%
GMAC Capital Trust I, 8.125% to 2/15/16(12)	129,800	$3,555,222

		$3,555,222

Total Preferred Stocks (identified cost $3,273,233)		$3,555,222

Miscellaneous — 0.7%

Security	Shares	Value

Cable / Satellite TV — 0.0%(10)
Adelphia, Inc., Escrow Certificate(11)	7,585,000	$66,369
Adelphia, Inc., Escrow Certificate(11)	3,555,000	31,106
Adelphia Recovery Trust(4)(11)	10,758,837	0

		$97,475

Energy — 0.0%(10)
SemGroup Corp., Escrow Certificate(11)	6,330,000	$284,850

		$284,850

Gaming — 0.7%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(11)	5,410	$2,569,750
PGP Investors, LLC, Membership Interests(4)(6)(11)	11,429	4,000,000

		$6,569,750

Health Care — 0.0%(10)
US Oncology, Inc., Escrow Certificate(11)	705,000	$30,843

		$30,843

Total Miscellaneous (identified cost $13,862,743)		$6,982,918

Warrants — 0.1%

Security	Shares	Value

Energy — 0.1%
SemGroup Corp., Expires 11/30/14(11)	17,240	$479,617

		$479,617

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(10)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$241,500

		$241,500

Total Warrants (identified cost $172)		$721,117

Short-Term Investments — 0.0%(10)

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$32	$32,055

Total Short-Term Investments (identified cost $32,055)		$32,055

Total Investments — 97.1% (identified cost $851,056,528)		$908,602,666

Other Assets, Less Liabilities — 2.9%		$27,250,758

Net Assets — 100.0%		$935,853,424

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $395,862,938 or 42.3% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 9).

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2013.

(6)	Restricted security (see Note 5).

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after April 30, 2013, at which time the interest rate will be determined.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $851,024,473)	$908,570,611
Affiliated investment, at value (identified cost, $32,055)	32,055
Cash	119,588
Restricted cash*	1,670,000
Interest receivable	15,662,483
Interest receivable from affiliated investment	362
Receivable for investments sold	21,746,284
Receivable for open swap contracts	1,353,854
Receivable for closed swap contracts	57,501
Premium paid on open swap contracts	1,100,631
Miscellaneous receivable	222,285
Total assets	$950,535,654

Liabilities
Demand note payable	$1,200,000
Cash collateral due to brokers	1,670,000
Payable for investments purchased	11,036,642
Payable for open swap contracts	193,140
Premium received on open swap contracts	116,647
Payable to affiliates:
Investment adviser fee	380,048
Trustees’ fees	3,128
Accrued expenses	82,625
Total liabilities	$14,682,230
Net Assets applicable to investors’ interest in Portfolio	$935,853,424

Sources of Net Assets
Investors’ capital	$877,146,572
Net unrealized appreciation	58,706,852
Total	$935,853,424

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income	$32,670,657
Dividends (net of foreign taxes, $53,250)	717,359
Interest allocated from affiliated investment	7,040
Expenses allocated from affiliated investment	(699)
Total investment income	$33,394,357

Expenses
Investment adviser fee	$2,342,129
Trustees’ fees and expenses	18,880
Custodian fee	139,086
Legal and accounting services	51,675
Miscellaneous	20,840
Total expenses	$2,572,610
Deduct —
Reduction of custodian fee	$230
Total expense reductions	$230

Net expenses	$2,572,380

Net investment income	$30,821,977

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$20,974,397
Investment transactions allocated from affiliated investment	342
Swap contracts	(613,609)
Net realized gain	$20,361,130
Change in unrealized appreciation (depreciation) —
Investments	$18,362,655
Swap contracts	243,733
Net change in unrealized appreciation (depreciation)	$18,606,388

Net realized and unrealized gain	$38,967,518

Net increase in net assets from operations	$69,789,495

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$30,821,977	$62,838,243
Net realized gain from investment transactions and swap contracts	20,361,130	6,874,865
Net change in unrealized appreciation (depreciation) from investments and swap contracts	18,606,388	40,404,044
Net increase in net assets from operations	$69,789,495	$110,117,152
Capital transactions —
Contributions	$80,036,553	$97,628,296
Withdrawals	(161,290,799)	(127,424,451)
Net decrease in net assets from capital transactions	$(81,254,246)	$(29,796,155)

Net increase (decrease) in net assets	$(11,464,751)	$80,320,997

Net Assets
At beginning of period	$947,318,175	$866,997,178
At end of period	$935,853,424	$947,318,175

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55	%(2)	0.56%	0.60%	0.64%	0.79%	0.70%
Net investment income	6.62	%(2)	7.06%	7.67%	8.65%	11.34%	9.38%
Portfolio Turnover	32	%(3)	76%	78%	79%	72%	48%

Total Return	7.79	%(3)	13.20%	5.90%	19.52%	38.97%	(29.08)%

Net assets, end of period (000’s omitted)	$935,853		$947,318	$866,997	$852,159	$710,856	$480,061

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 52.7%, 28.0%, 15.6% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

30

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

31

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $2,342,129 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $295,329,902 and $332,856,606, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$854,017,748

Gross unrealized appreciation	$76,606,416
Gross unrealized depreciation	(22,021,498)

Net unrealized appreciation	$54,584,918

5  Restricted Securities

At April 30, 2013, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	$2,377,360	$2,046,170	$2,219,741

Total Corporate Bonds & Notes			$2,046,170	$2,219,741

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$37,000	$0	$26,344

Total Convertible Bonds			$0	$26,344

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$158,576
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,791	4,091,655

Total Common Stocks			$2,659,366	$4,466,356

32

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$2,569,750
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$6,569,750

Total Restricted Securities			$8,800,211	$13,282,191

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$94,244	$21,831	$116,075
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	163,904	58,995	222,899
Citibank NA	Meritor, Inc.	B3/B-	875	5.00	(1)	6/20/15	57,614	25,223	82,837
Credit Suisse International	Ford Motor Co.	Baa3/BB+	1,000	5.00	(1)	12/20/16	139,628	(1,467)	138,161
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	147,142	(32,846)	114,296
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	147,141	(58,784)	88,357
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	293,220	(77,357)	215,863
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	147,142	(38,041)	109,101
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	293,220	(57,306)	235,914
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	300	5.00	(1)	6/20/15	19,753	10,598	30,351

Total			$12,825				$1,503,008	$(149,154)	$1,353,854

Credit Default Swaps — Buy Protection
Counterparty	Reference Entity	Notional Amount (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation

Goldman Sachs International	Toys R Us, Inc.	$10,000	5.00	%(1)	6/20/18	$641,690	$(834,830)	$(193,140)

Total		$10,000				$641,690	$(834,830)	$(193,140)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,825,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

33

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2013, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $193,140.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,353,854, with the highest amount from any one counterparty being $418,516. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$2,144,698	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$(613,609	)(1)	$243,733	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2013, which is indicative of the volume of this derivative type, was approximately $22,142,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2013, the Portfolio had a balance outstanding pursuant to this line of credit of $1,200,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2013. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

34

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$798,371,692	$8,120,941	$806,492,633
Senior Floating-Rate Interests	—	59,130,815	—	59,130,815
Convertible Bonds	—	5,335,000	26,344	5,361,344
Common Stocks	19,056,337	80,280	4,466,356	23,602,973
Convertible Preferred Stocks	2,723,589	—	—	2,723,589
Preferred Stocks	3,555,222	—	—	3,555,222
Miscellaneous	—	2,982,918	4,000,000	6,982,918
Warrants	—	721,117	—	721,117
Short-Term Investments	—	32,055	—	32,055

Total Investments	$25,335,148	$866,653,877	$16,613,641	$908,602,666

Swap Contracts	$—	$2,144,698	$—	$2,144,698

Total	$25,335,148	$868,798,575	$16,613,641	$910,747,364

35

High Income Opportunities Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Investments in Warrants	Total

Balance as of October 31, 2012	$1,701,655	$38,332	$5,660,642	$4,000,000	$8,872,920	$20,273,549
Realized gains (losses)	1,457	—	—	—	10,369,824	10,371,281
Change in net unrealized appreciation (depreciation)*	771,084	(11,988)	(1,410,411)	28,489	(8,872,920)	(9,495,746)
Cost of purchases(1)	2,023,062	—	216,125	—	—	2,239,187
Proceeds from sales(1)	(316,040)	—	—	(28,489)	(10,369,824)	(10,714,353)
Accrued discount (premium)	21,125	—	—	—	—	21,125
Transfers to Level 3**	3,918,598	—	—	—	—	3,918,598
Transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2013	$8,120,941	$26,344	$4,466,356	$4,000,000	$0	$16,613,641

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2013	$626,974	$(11,988)	$(1,410,411)	$28,489	$—	$(766,936)

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

36

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

37

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

38

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

39

Eaton Vance

High Income Opportunities Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446-6/13	HISRC

Eaton Vance

Low Duration Government Income Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Low Duration Government Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Performance1,2

Portfolio Manager Susan Schiff, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2002	09/30/2002	–0.08%	1.76%	3.26%	3.02%
Class A with 2.25% Maximum Sales Charge	—	—	–2.35	–0.56	2.78	2.78
Class B at NAV	09/30/2002	09/30/2002	–0.46	1.00	2.49	2.25
Class B with 3% Maximum Sales Charge	—	—	–3.41	–1.96	2.49	2.25
Class C at NAV	09/30/2002	09/30/2002	–0.39	1.14	2.65	2.40
Class C with 1% Maximum Sales Charge	—	—	–1.37	0.16	2.65	2.40
Class I at NAV	05/04/2009	09/30/2002	0.05	2.02	3.44	3.11
BofA Merrill Lynch 1–3 Year U.S. Treasury Index	—	—	0.34%	0.53%	1.93%	2.66%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.94%	1.70%	1.54%	0.69%

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective 3/1/13, the Trustees approved an investment policy change for Eaton Vance Low Duration Government Income Fund to modify policy of investing at least 80% of assets in securities issued, backed or guaranteed by the U.S. government to require 90% of assets be so invested.

3

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$999.20	$4.76	**	0.96%
Class B	$1,000.00	$995.40	$8.46	**	1.71%
Class C	$1,000.00	$996.10	$7.72	**	1.56%
Class I	$1,000.00	$1,000.50	$3.52	**	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.81	**	0.96%
Class B	$1,000.00	$1,016.30	$8.55	**	1.71%
Class C	$1,000.00	$1,017.10	$7.80	**	1.56%
Class I	$1,000.00	$1,021.30	$3.56	**	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Short-Term U.S. Government Portfolio, at value (identified cost, $292,665,173)	$315,939,756
Investment in Floating Rate Portfolio, at value (identified cost, $7,379,055)	10,094,788
Investment in Government Obligations Portfolio, at value (identified cost, $57,180,344)	58,339,192
Investment in CMBS Portfolio, at value (identified cost, $20,072,171)	20,038,317
Receivable for Fund shares sold	682,744
Total assets	$405,094,797

Liabilities
Payable for Fund shares redeemed	$1,700,521
Distributions payable	196,539
Payable to affiliates:
Distribution and service fees	129,339
Trustees’ fees	42
Accrued expenses	69,525
Total liabilities	$2,095,966
Net Assets	$402,998,831

Sources of Net Assets
Paid-in capital	$413,186,854
Accumulated net realized loss from Portfolios	(34,735,677)
Accumulated distributions in excess of net investment income	(2,567,656)
Net unrealized appreciation from Portfolios	27,115,310
Total	$402,998,831

Class A Shares
Net Assets	$192,263,130
Shares Outstanding	21,671,689
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.87
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.07

Class B Shares
Net Assets	$6,097,212
Shares Outstanding	686,367
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.88

Class C Shares
Net Assets	$119,296,535
Shares Outstanding	13,428,410
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.88

Class I Shares
Net Assets	$85,341,954
Shares Outstanding	9,629,415
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.86

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income allocated from Portfolios (net of foreign taxes, $55)	$6,243,353
Dividends allocated from Portfolios	730
Expenses allocated from Portfolios	(1,250,673)
Total investment income from Portfolios	$4,993,410

Expenses
Distribution and service fees
Class A	$259,450
Class B	34,356
Class C	524,792
Trustees’ fees and expenses	250
Custodian fee	26,310
Transfer and dividend disbursing agent fees	130,628
Legal and accounting services	22,447
Printing and postage	32,484
Registration fees	26,891
Miscellaneous	7,891
Total expenses	$1,065,499

Net investment income	$3,927,911

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$1,876,692
Financial futures contracts	(228,409)
Swap contracts	(7,779)
Foreign currency and forward foreign currency exchange contract transactions	(6,758)
Net realized gain	$1,633,746
Change in unrealized appreciation (depreciation) —
Investments	$(5,116,409)
Financial futures contracts	(1,214,625)
Swap contracts	358,275
Foreign currency and forward foreign currency exchange contracts	1,122
Net change in unrealized appreciation (depreciation)	$(5,971,637)

Net realized and unrealized loss	$(4,337,891)

Net decrease in net assets from operations	$(409,980)

6	See Notes to Financial Statements.

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$3,927,911	$9,866,721
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	1,633,746	(1,053,833)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(5,971,637)	5,708,100
Net increase (decrease) in net assets from operations	$(409,980)	$14,520,988
Distributions to shareholders —
From net investment income
Class A	$(3,340,976)	$(7,209,986)
Class B	(84,288)	(218,870)
Class C	(1,605,466)	(3,316,212)
Class I	(1,465,884)	(2,221,283)
Total distributions to shareholders	$(6,496,614)	$(12,966,351)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$38,579,757	$75,001,079
Class B	391,374	1,149,551
Class C	15,626,230	31,358,205
Class I	42,930,492	68,554,133
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,897,246	6,332,109
Class B	72,508	188,383
Class C	1,392,730	2,800,930
Class I	923,679	951,630
Cost of shares redeemed
Class A	(62,965,643)	(117,017,463)
Class B	(1,097,522)	(2,830,007)
Class C	(22,864,380)	(39,764,935)
Class I	(31,509,355)	(61,503,035)
Net asset value of shares exchanged
Class A	722,848	971,399
Class B	(722,848)	(971,399)
Net decrease in net assets from Fund share transactions	$(15,622,884)	$(34,779,420)

Net decrease in net assets	$(22,529,478)	$(33,224,783)

Net Assets
At beginning of period	$425,528,309	$458,753,092
At end of period	$402,998,831	$425,528,309

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(2,567,656)	$1,047

7	See Notes to Financial Statements.

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$9.020		$8.980	$9.210	$9.160	$8.720		$8.990

Income (Loss) From Operations
Net investment income(1)	$0.089		$0.223	$0.218	$0.245	$0.270		$0.344
Net realized and unrealized gain (loss)	(0.096)		0.105	(0.160)	0.102	0.549		(0.191)

Total income (loss) from operations	$(0.007)		$0.328	$0.058	$0.347	$0.819		$0.153

Less Distributions
From net investment income	$(0.143)		$(0.288)	$(0.288)	$(0.297)	$(0.339)		$(0.423)
Tax return of capital	—		—	—	—	(0.040)		—

Total distributions	$(0.143)		$(0.288)	$(0.288)	$(0.297)	$(0.379)		$(0.423)

Net asset value — End of period	$8.870		$9.020	$8.980	$9.210	$9.160		$8.720

Total Return(2)	(0.08	)%(3)	3.71%	0.65%	3.86%	9.57%		1.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$192,263		$216,430	$250,375	$345,385	$254,074		$71,284
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.96	%(6)(7)	0.94%	0.93%	0.95%	1.00	%(8)	1.00	%(8)
Net investment income	2.00	%(6)	2.48%	2.40%	2.67%	2.99%		3.83%
Portfolio Turnover of the Fund(9)	27	%(3)	17%	18%	17%	38%		83%
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(3)	15%	6%	26%	34%		24%
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%	56%	39%	35%		7%
Portfolio Turnover of Government Obligations Portfolio	7	%(3)	26%	19%	22%	28%		19%
Portfolio Turnover of CMBS Portfolio	11	%(3)	—	—	—	—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.
(7)	The investment adviser of a Portfolio reimbursed expenses (equal to 0.01% of average daily net assets for the six months ended April 30, 2013).

(8)

The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05% and 0.30% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

8	See Notes to Financial Statements.

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$9.030		$8.990	$9.220	$9.170	$8.730		$9.000

Income (Loss) From Operations
Net investment income(1)	$0.055		$0.156	$0.150	$0.177	$0.219		$0.290
Net realized and unrealized gain (loss)	(0.096)		0.104	(0.160)	0.102	0.530		(0.208)

Total income (loss) from operations	$(0.041)		$0.260	$(0.010)	$0.279	$0.749		$0.082

Less Distributions
From net investment income	$(0.109)		$(0.220)	$(0.220)	$(0.229)	$(0.277)		$(0.352)
Tax return of capital	—		—	—	—	(0.032)		—

Total distributions	$(0.109)		$(0.220)	$(0.220)	$(0.229)	$(0.309)		$(0.352)

Net asset value — End of period	$8.880		$9.030	$8.990	$9.220	$9.170		$8.730

Total Return(2)	(0.46	)%(3)	2.93%	(0.10)%	3.09%	8.71%		0.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,097		$7,565	$9,997	$9,589	$8,338		$7,290
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.71	%(6)(7)	1.70%	1.68%	1.70%	1.75	%(8)	1.75	%(8)
Net investment income	1.25	%(6)	1.74%	1.66%	1.93%	2.44%		3.22%
Portfolio Turnover of the Fund(9)	27	%(3)	17%	18%	17%	38%		83%
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(3)	15%	6%	26%	34%		24%
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%	56%	39%	35%		7%
Portfolio Turnover of Government Obligations Portfolio	7	%(3)	26%	19%	22%	28%		19%
Portfolio Turnover of CMBS Portfolio	11	%(3)	—	—	—	—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.
(7)	The investment adviser of a Portfolio reimbursed expenses (equal to 0.01% of average daily net assets for the six months ended April 30, 2013).

(8)

The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05% and 0.30% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$9.030		$8.990	$9.220	$9.170	$8.730		$9.000

Income (Loss) From Operations
Net investment income(1)	$0.062		$0.169	$0.163	$0.190	$0.218		$0.299
Net realized and unrealized gain (loss)	(0.097)		0.104	(0.160)	0.103	0.546		(0.203)

Total income (loss) from operations	$(0.035)		$0.273	$0.003	$0.293	$0.764		$0.096

Less Distributions
From net investment income	$(0.115)		$(0.233)	$(0.233)	$(0.243)	$(0.290)		$(0.366)
Tax return of capital	—		—	—	—	(0.034)		—

Total distributions	$(0.115)		$(0.233)	$(0.233)	$(0.243)	$(0.324)		$(0.366)

Net asset value — End of period	$8.880		$9.030	$8.990	$9.220	$9.170		$8.730

Total Return(2)	(0.39	)%(3)	3.08%	0.04%	3.23%	8.89%		1.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,297		$127,146	$132,240	$165,285	$100,970		$34,447
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.56	%(6)(7)	1.54%	1.53%	1.55%	1.60	%(8)	1.60	%(8)
Net investment income	1.40	%(6)	1.88%	1.80%	2.07%	2.42%		3.32%
Portfolio Turnover of the Fund(9)	27	%(3)	17%	18%	17%	38%		83%
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(3)	15%	6%	26%	34%		24%
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%	56%	39%	35%		7%
Portfolio Turnover of Government Obligations Portfolio	7	%(3)	26%	19%	22%	28%		19%
Portfolio Turnover of CMBS Portfolio	11	%(3)	—	—	—	—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.
(7)	The investment adviser of a Portfolio reimbursed expenses (equal to 0.01% of average daily net assets for the six months ended April 30, 2013).

(8)

The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05% and 0.30% of average daily net assets for the years ended October 31, 2009 and 2008, respectively).

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2009(1)
			2012	2011	2010
Net asset value — Beginning of period	$9.010		$8.970	$9.200	$9.150	$8.970

Income (Loss) From Operations
Net investment income(2)	$0.099		$0.244	$0.239	$0.267	$0.134
Net realized and unrealized gain (loss)	(0.095)		0.107	(0.158)	0.103	0.242

Total income from operations	$0.004		$0.351	$0.081	$0.370	$0.376

Less Distributions
From net investment income	$(0.154)		$(0.311)	$(0.311)	$(0.320)	$(0.175)
Tax return of capital	—		—	—	—	(0.021)

Total distributions	$(0.154)		$(0.311)	$(0.311)	$(0.320)	$(0.196)

Net asset value — End of period	$8.860		$9.010	$8.970	$9.200	$9.150

Total Return(3)	0.05	%(4)	3.98%	0.91%	4.00%	4.34	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,342		$74,387	$66,141	$66,700	$14,356
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.71	%(7)(8)	0.69%	0.68%	0.70%	0.75	%(7)(9)
Net investment income	2.24	%(7)	2.72%	2.64%	2.91%	2.95	%(7)
Portfolio Turnover of the Fund(10)	27	%(4)	17%	18%	17%	38	%(11)
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(4)	15%	6%	26%	34	%(12)
Portfolio Turnover of Floating Rate Portfolio	21	%(4)	42%	56%	39%	35	%(12)
Portfolio Turnover of Government Obligations Portfolio	7	%(4)	26%	19%	22%	28	%(12)
Portfolio Turnover of CMBS Portfolio	11	%(4)	—	—	—	—

(1)	For the period from the start of business, May 4, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.
(8)	The investment adviser of a Portfolio reimbursed expenses (equal to 0.01% of average daily net assets for the six months ended April 30, 2013).

(9)	The administrator reimbursed expenses (equal to 0.07% for the period ended October 31, 2009).

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended October 31, 2009.

(12)	For the Portfolio’s year ended October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Low Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares four years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following four portfolios managed by Eaton Vance Management (EVM) or its affiliates: Short-Term U.S. Government Portfolio, Floating Rate Portfolio, Government Obligations Portfolio and CMBS Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investment in the Portfolios reflects the Fund’s proportionate interest in the net assets of Short-Term U.S. Government Portfolio, Floating Rate Portfolio, Government Obligations Portfolio and CMBS Portfolio (87.0%, 0.1%, 4.9% and 52.9%, respectively, at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Short-Term U.S. Government Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by Short-Term U.S. Government Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Floating Rate Portfolio, CMBS Portfolio and Government Obligations Portfolio for applicable investments.

Additional valuation policies for Floating Rate Portfolio (the Portfolio) are as follows: The Portfolio’s investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issues. Interests in Senior Loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

12

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $32,525,247 and deferred capital losses of $3,712,374 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($1,016,104), October 31, 2014 ($811,882), October 31, 2015 ($374,820), October 31, 2016 ($594,536), October 31, 2017 ($766,153), October 31, 2018 ($16,698,377) and October 31, 2019 ($12,263,375), respectively. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee waiver agreement between the Fund and EVM, the fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets, all of which is waived. The fee waiver agreement may not be amended or terminated without the approval of the Fund’s Trustees and shareholders. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2013, the Fund’s allocated portion of the adviser fees paid by the

13

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Portfolios amounted to $1,103,431 or 0.52% (annualized) of the Fund’s average daily net assets. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $4,962 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $16,988 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s and BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $259,450 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $25,767 and $370,441 for Class B and Class C shares, respectively, representing 0.75% and 0.60% (annualized) of the average daily net assets of Class B and Class C shares, respectively. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,474,000 and $17,482,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $8,589 and $154,351 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $1,000, $7,000 and $8,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Short-Term U.S. Government Portfolio	$57,288,976	$95,763,068
Floating Rate Portfolio	2,764,595	36,745,315
Government Obligations Portfolio	30,000,000	—
CMBS Portfolio	25,000,000	5,000,000

14

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	4,309,620	8,345,934
Issued to shareholders electing to receive payments of distributions in Fund shares	324,380	704,746
Redemptions	(7,047,973)	(13,034,312)
Exchange from Class B shares	80,887	108,080

Net decrease	(2,333,086)	(3,875,552)

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	43,605	127,901
Issued to shareholders electing to receive payments of distributions in Fund shares	8,108	20,943
Redemptions	(122,559)	(314,775)
Exchange to Class A shares	(80,778)	(107,927)

Net decrease	(151,624)	(273,858)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,742,455	3,486,609
Issued to shareholders electing to receive payments of distributions in Fund shares	155,784	311,363
Redemptions	(2,553,934)	(4,423,211)

Net decrease	(655,695)	(625,239)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	4,797,854	7,633,964
Issued to shareholders electing to receive payments of distributions in Fund shares	103,610	105,975
Redemptions	(3,529,999)	(6,855,392)

Net increase	1,371,465	884,547

15

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013 and October 31, 2012, the Fund’s investments in Floating Rate Portfolio and Government Obligations Portfolio and at April 30, 2013, the Fund’s investment in CMBS Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, were valued based on Level 1 inputs.

16

Short-Term U.S. Government Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 52.6%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.212%, with various maturities to 2037(1)	$2,122	$2,221,208
2.24%, with maturity at 2020(1)	518	530,461
2.321%, with various maturities to 2022(1)	3,161	3,258,403
2.43%, with maturity at 2023(1)	1,697	1,759,253
2.467%, with maturity at 2035(1)	5,155	5,318,133
2.895%, with maturity at 2035(1)	3,906	4,166,519
2.995%, with maturity at 2022(1)	302	313,418
2.997%, with maturity at 2034(1)	2,095	2,242,130
3.18%, with maturity at 2032(1)	1,463	1,513,908
3.213%, with maturity at 2029(1)	937	957,608
3.315%, with maturity at 2025(1)	1,420	1,507,620
3.86%, with maturity at 2034(1)	838	919,538
4.076%, with maturity at 2037(1)	4,343	4,772,784
4.317%, with maturity at 2030(1)	1,380	1,521,519
4.50%, with various maturities to 2035	5,931	6,260,027
4.698%, with maturity at 2033(1)	5,227	5,770,939
4.892%, with maturity at 2032(1)	765	823,492
5.00%, with various maturities to 2018	3,819	4,088,049
5.50%, with various maturities to 2018	2,235	2,396,637
6.00%, with various maturities to 2035	7,396	8,508,379
6.50%, with various maturities to 2030	1,765	1,928,311
7.00%, with various maturities to 2035	1,552	1,815,363
7.50%, with various maturities to 2017	339	354,250
8.00%, with various maturities to 2025	252	277,744
9.25%, with maturity at 2017	4	3,874

		$63,229,567

Federal National Mortgage Association:
2.212%, with various maturities to 2035(1)	$4,946	$5,194,528
2.249%, with various maturities to 2037(1)	1,447	1,510,920
2.268%, with maturity at 2040(1)	1,567	1,656,938
2.271%, with maturity at 2031(1)	4,179	4,362,520
2.321%, with maturity at 2032(1)	2,296	2,409,762
2.337%, with maturity at 2031(1)	5,097	5,249,782
2.409%, with maturity at 2018(1)	48	49,131
2.518%, with maturity at 2037(1)	5,009	5,286,524
2.566%, with maturity at 2020(1)	816	845,410
2.621%, with maturity at 2019(1)	1,579	1,631,913
2.675%, with maturity at 2018(1)	360	370,796
2.75%, with maturity at 2018(1)	32	32,474
2.753%, with maturity at 2029(1)	314	322,590
2.795%, with maturity at 2036(1)	480	498,172
2.93%, with maturity at 2030(1)	666	690,075
3.127%, with maturity at 2030(1)	2,918	3,043,599
3.187%, with maturity at 2030(1)	1,375	1,468,843

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
3.209%, with maturity at 2036(1)	$1,665	$1,717,812
3.231%, with maturity at 2034(1)	3,806	4,104,708
3.324%, with maturity at 2021(1)	754	786,687
3.564%, with maturity at 2021(1)	791	820,165
3.654%, with maturity at 2034(1)	5,997	6,571,364
3.667%, with maturity at 2021(1)	1,212	1,257,355
3.794%, with various maturities to 2036(1)	2,817	3,076,824
3.956%, with maturity at 2034(1)	3,883	4,272,129
4.075%, with maturity at 2035(1)	1,656	1,822,140
4.105%, with maturity at 2033(1)	1,322	1,457,682
4.107%, with maturity at 2036(1)	3,484	3,833,084
4.333%, with maturity at 2035(1)	3,156	3,480,464
4.574%, with maturity at 2029(1)	2,750	3,032,817
4.587%, with maturity at 2034(1)	1,714	1,880,968
4.65%, with maturity at 2034(1)	1,123	1,240,358
4.752%, with maturity at 2034(1)	3,351	3,699,834
5.00%, with various maturities to 2019(2)	5,657	6,070,227
6.00%, with various maturities to 2031	4,023	4,466,624
6.323%, with maturity at 2032(1)	516	571,521
6.50%, with various maturities to 2019	211	229,397
7.00%, with various maturities to 2035	12,321	14,547,878
8.00%, with various maturities to 2034	1,594	1,982,710
9.135%, with maturity at 2018(3)	196	216,386
9.50%, with maturity at 2022	359	418,679

		$106,181,790

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$605	$626,581
2.00%, with maturity at 2026(1)	274	289,122
5.00%, with maturity at 2018	1,844	1,988,958
7.00%, with various maturities to 2035	15,122	18,507,909
8.25%, with maturity at 2020	203	237,106
9.00%, with maturity at 2017	210	232,877

		$21,882,553

Total Mortgage Pass-Throughs (identified cost $185,181,389)		$191,293,910

Collateralized Mortgage Obligations — 12.2%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$6,339	$939,767
Series 1395, Class F, 1.649%, 10/15/22(5)	65	65,570
Series 2135, Class JZ, 6.00%, 3/15/29	2,885	3,240,193

17	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 3030, (Interest Only), Class SL, 5.901%, 9/15/35(4)(6)	$10,285	$1,658,471
Series 3114, (Interest Only), Class TS, 6.451%, 9/15/30(4)(6)	21,556	4,116,202
Series 3339, (Interest Only), Class JI, 6.391%, 7/15/37(4)(6)	8,444	1,437,843
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	17,679	1,904,008
Series 4109, (Interest Only), Class SA, 6.001%, 9/15/32(4)(6)	6,549	1,258,431
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(4)	27,913	3,293,647

		$17,914,132

Federal National Mortgage Association:
Series G93-17, Class FA, 1.219%, 4/25/23(5)	$155	$157,405
Series G93-36, Class ZQ, 6.50%, 12/25/23	695	794,738
Series G97-4, Class FA, 1.019%, 6/17/27(5)	536	543,444
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	1,967	374,785
Series 1993-203, Class PL, 6.50%, 10/25/23	740	838,914
Series 1993-250, Class Z, 7.00%, 12/25/23	159	166,983
Series 1994-14, Class F, 2.599%, 10/25/23(5)	791	813,516
Series 2001-4, Class GA, 9.583%, 4/17/25(3)	130	150,708
Series 2004-60, (Interest Only), Class SW, 6.85%, 4/25/34(4)(6)	10,489	1,916,213
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	8,225	1,532,805
Series 2006-65, (Interest Only), Class PS, 7.02%, 7/25/36(4)(6)	7,534	1,285,535
Series 2007-99, (Interest Only), Class SD, 6.20%, 10/25/37(4)(6)	11,665	1,556,176
Series 2009-48, Class WA, 5.839%, 7/25/39(3)	1,938	2,222,015
Series 2009-62, Class WA, 5.553%, 8/25/39(3)	2,755	3,158,203
Series 2009-93, (Interest Only), Class SC, 5.95%, 11/25/39(4)(6)	19,538	3,161,700
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	14,548	825,461
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)	8,065	1,377,039
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	15,250	1,177,361
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	8,202	1,404,094
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	19,045	2,065,496

		$25,522,591

Government National Mortgage Association:
Series 2000-30, Class F, 0.75%, 12/16/22(5)	$834	$841,409

		$841,409

Total Collateralized Mortgage Obligations (identified cost $45,574,429)		$44,278,132

U.S. Government Agency Obligations — 31.6%

Security	Principal Amount (000’s omitted)	Value

Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,985,420
5.77%, 1/5/27	3,000	4,075,863

		$11,061,283

Federal Home Loan Bank:
4.625%, 9/11/20	$1,735	$2,126,329
5.365%, 9/9/24	8,000	10,494,752
5.375%, 9/30/22	10,135	13,258,293
5.375%, 8/15/24	3,500	4,676,126
5.75%, 6/12/26	12,000	16,534,740

		$47,090,240

United States Agency for International Development — Israel:
0.00%, 5/1/20	$1,100	$985,557
0.00%, 3/15/21	20,000	17,583,540
5.50%, 12/4/23	6,775	8,930,033
5.50%, 4/26/24	22,000	29,153,828

		$56,652,958

Total U.S. Government Agency Obligations (identified cost $93,281,611)		$114,804,481

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)	$9,380	$9,379,758

Total Short-Term Investments (identified cost $9,379,758)		$9,379,758

Total Investments — 99.0% (identified cost $333,417,187)		$359,756,281

Other Assets, Less Liabilities — 1.0%		$3,564,170

Net Assets — 100.0%		$363,320,451

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2013.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

18	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2013.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

19	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $324,037,429)	$350,376,523
Affiliated investment, at value (identified cost, $9,379,758)	9,379,758
Restricted cash*	1,000,000
Interest receivable	2,256,943
Interest receivable from affiliated investment	719
Receivable for investments sold	609,026
Receivable for variation margin on open financial futures contracts	69,927
Receivable for open swap contracts	821,040
Total assets	$364,513,936

Liabilities
Cash collateral due to broker	$1,000,000
Payable to affiliate:
Investment adviser fee	151,967
Trustees’ fees	1,298
Accrued expenses	40,220
Total liabilities	$1,193,485
Net Assets applicable to investors’ interest in Portfolio	$363,320,451

Sources of Net Assets
Investors’ capital	$337,599,770
Net unrealized appreciation	25,720,681
Total	$363,320,451

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

20	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest	$5,520,053
Interest allocated from affiliated investment	11,273
Expenses allocated from affiliated investment	(1,085)
Total investment income	$5,530,241

Expenses
Investment adviser fee	$954,392
Trustees’ fees and expenses	7,762
Custodian fee	92,584
Legal and accounting services	25,335
Miscellaneous	7,634
Total expenses	$1,087,707

Net investment income	$4,442,534

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,559,165
Investment transactions allocated from affiliated investment	306
Financial futures contracts	(250,952)
Net realized gain	$1,308,519
Change in unrealized appreciation (depreciation) —
Investments	$(5,322,626)
Financial futures contracts	(1,339,843)
Swap contracts	382,220
Net change in unrealized appreciation (depreciation)	$(6,280,249)

Net realized and unrealized loss	$(4,971,730)

Net decrease in net assets from operations	$(529,196)

21	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$4,442,534	$10,707,119
Net realized gain (loss) from investment transactions and financial futures contracts	1,308,519	(1,977,930)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(6,280,249)	5,981,372
Net increase (decrease) in net assets from operations	$(529,196)	$14,710,561
Capital transactions —
Contributions	$61,772,372	$87,470,108
Withdrawals	(101,791,688)	(130,503,370)
Net decrease in net assets from capital transactions	$(40,019,316)	$(43,033,262)

Net decrease in net assets	$(40,548,512)	$(28,322,701)

Net Assets
At beginning of period	$403,868,963	$432,191,664
At end of period	$363,320,451	$403,868,963

22	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.57%	0.56%	0.57%	0.58%	0.63%
Net investment income	2.33	%(2)	2.63%	2.68%	2.87%	3.23%	3.96%
Portfolio Turnover	8	%(3)	15%	6%	26%	34%	24%

Total Return	(0.15	)%(3)	3.72%	0.63%	3.65%	7.76%	4.34%

Net assets, end of period (000’s omitted)	$363,320		$403,869	$432,192	$526,704	$333,865	$116,214

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Low Duration Government Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 87.0%, 9.2%, 0.03% and 0.03%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

24

Short-Term U.S. Government Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

J  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO securities can be unusually volatile to changes in interest rates.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $954,392. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$—	$269,592
U.S. Government and Agency Securities	27,944,462	33,897,540

	$27,944,462	$34,167,132

25

Short-Term U.S. Government Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$336,416,599

Gross unrealized appreciation	$27,787,794
Gross unrealized depreciation	(4,448,112)

Net unrealized appreciation	$23,339,682

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/13	725 U.S. 10-Year Treasury Note	Short	$(95,412,109)	$(96,685,546)	$(1,273,437)
6/13	250 U.S. 5-Year Treasury Note	Short	(30,994,141)	(31,160,157)	(166,016)

					$(1,439,453)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation

Deutsche Bank AG	$10,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$1,980
Deutsche Bank AG	10,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	819,060

						$821,040

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the

26

Short-Term U.S. Government Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Portfolio for those derivatives in a liability position. At April 30, 2013, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $821,040, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $821,040. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$—		$(1,439,453	)(1)
Swap contracts	821,040	(2)	—

Total	$821,040		$(1,439,453)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$(250,952)	$(1,339,843)
Swap contracts	—	382,220

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts, respectively.

The average notional amounts of futures contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $78,214,000 and $20,000,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

27

Short-Term U.S. Government Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$191,293,910	$—	$191,293,910
Collateralized Mortgage Obligations	—	44,278,132	—	44,278,132
U.S. Government Agency Obligations	—	114,804,481	—	114,804,481
Short-Term Investments	—	9,379,758	—	9,379,758

Total Investments	$—	$359,756,281	$—	$359,756,281
Swap Contracts	$—	$821,040	$—	$821,040

Total	$—	$360,577,321	$—	$360,577,321

Liability Description
Futures Contracts	$(1,439,453)	$—	$—	$(1,439,453)

Total	$(1,439,453)	$—	$—	$(1,439,453)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Low Duration Government Income Fund (formerly Eaton Vance Low Duration Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Floating Rate Portfolio, Government Obligations Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the investment advisory agreements (the “advisory agreements”) for the Fund and the Portfolios, respectively.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade securities. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR’s large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. With respect to the Government Obligations Portfolio, the Board noted BMR’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. With respect to the Short Duration High Income Portfolio, the Board evaluated the abilities and experience of such investment personnel in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. With respect to the Short-Term U.S. Government Portfolio, the Board noted the experience of BMR in investing in

30

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

securities issued, backed or otherwise guaranteed by the U.S. government. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolios by senior management.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates, payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

31

Eaton Vance

Low Duration Government Income Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Low Duration Government Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short-Term U.S. Government Portfolio

Susan Schiff

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Low Duration Government Income Fund and Short-Term U.S. Government Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Short-Term U.S. Government Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Low Duration Government Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1560-6/13	LDSRC

Eaton Vance

Multi-Strategy Absolute

Return Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Multi-Strategy Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Performance1,2

Portfolio Managers Jeffrey A. Rawlins, CFA, Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/07/2004	12/07/2004	0.66%	1.63%	3.72%	3.94%
Class A with 4.75% Maximum Sales Charge	—	—	–4.09	–3.15	2.72	3.34
Class B at NAV	12/07/2004	12/07/2004	0.28	0.87	2.94	3.16
Class B with 5% Maximum Sales Charge	—	—	–4.69	–4.09	2.59	3.16
Class C at NAV	12/07/2004	12/07/2004	0.17	0.87	2.94	3.16
Class C with 1% Maximum Sales Charge	—	—	–0.82	–0.12	2.94	3.16
Class I at NAV	10/01/2009	12/07/2004	0.67	1.76	3.90	4.05
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	12/07/2004	12/07/2004	0.06%	0.12%	0.33%	1.85%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.27%	2.02%	2.02%	1.01%

Fund Profile4

Portfolio Allocation (% of net assets)

Fund Weightings (% of net assets)5

Absolute Return Strategies	55.1%
Parametric Market Neutral Portfolio	25.1
Global Macro Absolute Return Advantage Portfolio	14.9
Global Macro Portfolio	9.9
Option Absolute Return Strategy*	5.2

Income Strategies	44.4%
Floating Rate Portfolio	15.2
Government Obligations Portfolio	9.9
CMBS*	9.4
Short-Term U.S. Government Portfolio	5.0
High Yield Corporate Bonds*	4.9

Other	3.6%
Total Return Swaps*	2.1
U.S. Treasury Futures*	1.5

Cash & Cash Equivalents*	6.0%

*	Held in MSAR Completion Portfolio.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

[5]	Economic value is shown for derivatives holdings and, thus, total will not add to 100%. If applicable, CMBS refers to commercial mortgage-backed securities.

Fund profile subject to change due to active management.

3

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,006.60	$6.52	1.31%
Class B	$1,000.00	$1,002.80	$10.23	2.06%
Class C	$1,000.00	$1,001.70	$10.22	2.06%
Class I	$1,000.00	$1,006.70	$5.27	1.06%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.56	1.31%
Class B	$1,000.00	$1,014.60	$10.29	2.06%
Class C	$1,000.00	$1,014.60	$10.29	2.06%
Class I	$1,000.00	$1,019.50	$5.31	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $102,276,710)	$101,076,470	15.2%
Global Macro Absolute Return Advantage Portfolio (identified cost, $98,235,141)	98,746,582	14.9
Global Macro Portfolio (identified cost, $61,936,847)	65,640,114	9.9
Government Obligations Portfolio (identified cost, $61,107,254)	65,744,366	9.9
MSAR Completion Portfolio (identified cost, $132,493,031)	134,299,460	20.2
Parametric Market Neutral Portfolio (identified cost, $157,714,917)	166,936,781	25.1
Short-Term U.S. Government Portfolio (identified cost, $32,386,697)	33,515,476	5.0

Total Investments in Affiliated Portfolios (identified cost $646,150,597)	$665,959,249	100.2%

Other Assets, Less Liabilities	$(1,258,343)	(0.2)%

Net Assets	$664,700,906	100.0%

5	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Affiliated investments, at value (identified cost, $646,150,597)	$665,959,249
Receivable for Fund shares sold	912,092
Total assets	$666,871,341

Liabilities
Payable for Fund shares redeemed	$1,955,158
Payable to affiliates:
Distribution and service fees	127,824
Trustees’ fees	42
Accrued expenses	87,411
Total liabilities	$2,170,435
Net Assets	$664,700,906

Sources of Net Assets
Paid-in capital	$712,045,408
Accumulated net realized loss	(62,955,066)
Accumulated distributions in excess of net investment income	(4,198,088)
Net unrealized appreciation	19,808,652
Total	$664,700,906

Class A Shares
Net Assets	$266,449,287
Shares Outstanding	29,486,677
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.04
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.49

Class B Shares
Net Assets	$13,312,987
Shares Outstanding	1,474,642
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.03

Class C Shares
Net Assets	$71,723,975
Shares Outstanding	7,943,846
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.03

Class I Shares
Net Assets	$313,214,657
Shares Outstanding	34,675,268
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $20,133)	$8,694,080
Dividends allocated from affiliated Portfolios (net of foreign taxes, $84,903)	1,362,013
Expenses allocated from affiliated Portfolios	(3,309,278)
Total investment income from Portfolios	$6,746,815

Expenses
Distribution and service fees
Class A	$379,801
Class B	75,815
Class C	403,675
Trustees’ fees and expenses	250
Custodian fee	24,065
Transfer and dividend disbursing agent fees	170,630
Legal and accounting services	24,150
Printing and postage	29,404
Registration fees	38,015
Miscellaneous	8,489
Total expenses	$1,154,294

Net investment income	$5,592,521

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a gain of $225,212 from precious metals)	$4,857,099
Written options	968,214
Securities sold short	(727,001)
Futures contracts	(3,730,828)
Swap contracts	(6,993,868)
Forward commodity contracts	125,175
Foreign currency and forward foreign currency exchange contract transactions	(688,708)
Net realized loss	$(6,189,917)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease of $471,068 from precious metals)	$6,944,371
Written options	(129,362)
Securities sold short	(731,205)
Futures contracts	(4,301,748)
Swap contracts	637,449
Forward commodity contracts	95,988
Foreign currency and forward foreign currency exchange contracts	2,050,333
Net change in unrealized appreciation (depreciation)	$4,565,826

Net realized and unrealized loss	$(1,624,091)

Net increase in net assets from operations	$3,968,430

7	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$5,592,521	$14,130,081
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(6,189,917)	(14,374,630)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	4,565,826	15,516,162
Net increase in net assets from operations	$3,968,430	$15,271,613
Distributions to shareholders —
From net investment income
Class A	$(3,655,112)	$(8,239,928)
Class B	(125,111)	(294,032)
Class C	(671,854)	(1,909,176)
Class I	(3,852,021)	(5,268,497)
Tax return of capital
Class A	—	(2,631,821)
Class B	—	(93,913)
Class C	—	(609,788)
Class I	—	(1,682,750)
Total distributions to shareholders	$(8,304,098)	$(20,729,905)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$41,344,423	$200,287,569
Class B	59,059	301,830
Class C	3,079,879	15,887,489
Class I	99,848,156	226,884,615
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,732,814	10,473,233
Class B	113,017	333,604
Class C	591,465	2,132,149
Class I	2,457,462	4,420,408
Cost of shares redeemed
Class A	(114,870,178)	(284,458,290)
Class B	(2,263,680)	(5,634,199)
Class C	(23,111,136)	(69,144,751)
Class I	(60,745,820)	(144,431,760)
Net asset value of shares exchanged
Class A	1,040,685	779,900
Class B	(1,040,685)	(779,900)
Net decrease in net assets from Fund share transactions	$(50,764,539)	$(42,948,103)

Net decrease in net assets	$(55,100,207)	$(48,406,395)

Net Assets
At beginning of period	$719,801,113	$768,207,508
At end of period	$664,700,906	$719,801,113

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(4,198,088)	$(1,486,511)

8	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010		2009		2008
Net asset value — Beginning of period	$9.090		$9.160	$9.200	$8.890		$7.600		$9.630

Income (Loss) From Operations
Net investment income(1)	$0.074		$0.171	$0.172	$0.350		$0.485		$0.568
Net realized and unrealized gain (loss)	(0.014)		0.007	(0.023)	0.362		1.328		(1.977)

Total income (loss) from operations	$0.060		$0.178	$0.149	$0.712		$1.813		$(1.409)

Less Distributions
From net investment income	$(0.110)		$(0.188)	$(0.189)	$(0.296)		$(0.523)		$(0.588)
Tax return of capital	—		(0.060)	—	(0.106)		—		(0.033)

Total distributions	$(0.110)		$(0.248)	$(0.189)	$(0.402)		$(0.523)		$(0.621)

Net asset value — End of period	$9.040		$9.090	$9.160	$9.200		$8.890		$7.600

Total Return(2)	0.66	%(3)	1.97%	1.62%	8.18%		24.98%		(15.48)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$266,449		$338,114	$413,764	$146,073		$139,217		$128,030
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.31	%(6)	1.27%	1.22%	1.10%		1.17%		1.14%
Net investment income	1.64	%(6)	1.88%	1.86%	3.85%		6.12%		6.22%
Portfolio Turnover of the Fund(7)	15	%(3)	68%	26%	60%		61%		19%
Portfolio Turnover of Boston Income Portfolio	N.A.		N.A.	70%	75%		74%		54%
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%	56%	39%		35%		7%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(3)	91%	50%	N.A.		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	41	%(3)	39%	33%	19%		25%		N.A.
Portfolio Turnover of Government Obligations Portfolio	7	%(3)	26%	19%	22%		28%		19%
Portfolio Turnover of Large-Cap Core Research Portfolio	N.A.		N.A.	64%	51%		N.A.		N.A.
Portfolio Turnover of MSAR Completion Portfolio	48	%(3)	37%	32%	2	%(8)	N.A.		N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.	N.A.	N.A.		31	%(9)	N.A.
Portfolio Turnover of Parametric Market Neutral Portfolio	23	%(3)	22%	N.A.	N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(3)	15%	6%	26%		N.A.		N.A.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(8)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.

(9)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

9	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010		2009		2008
Net asset value — Beginning of period	$9.080		$9.150	$9.200	$8.890		$7.590		$9.620

Income (Loss) From Operations
Net investment income(1)	$0.040		$0.103	$0.115	$0.283		$0.426		$0.500
Net realized and unrealized gain (loss)	(0.014)		0.006	(0.045)	0.361		1.337		(1.977)

Total income (loss) from operations	$0.026		$0.109	$0.070	$0.644		$1.763		$(1.477)

Less Distributions
From net investment income	$(0.076)		$(0.136)	$(0.120)	$(0.246)		$(0.463)		$(0.524)
Tax return of capital	—		(0.043)	—	(0.088)		—		(0.029)

Total distributions	$(0.076)		$(0.179)	$(0.120)	$(0.334)		$(0.463)		$(0.553)

Net asset value — End of period	$9.030		$9.080	$9.150	9.200		$8.890		$7.590

Total Return(2)	0.28	%(3)	1.21%	0.75%	7.37%		24.22%		(16.13)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,313		$16,541	$22,469	$28,217		$31,637		$28,616
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.06	%(6)	2.02%	1.96%	1.85%		1.93%		1.88%
Net investment income	0.89	%(6)	1.13%	1.25%	3.12%		5.38%		5.48%
Portfolio Turnover of the Fund(7)	15	%(3)	68%	26%	60%		61%		19%
Portfolio Turnover of Boston Income Portfolio	N.A.		N.A.	70%	75%		74%		54%
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%	56%	39%		35%		7%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(3)	91%	50%	N.A.		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	41	%(3)	39%	33%	19%		25%		N.A.
Portfolio Turnover of Government Obligations Portfolio	7	%(3)	26%	19%	22%		28%		19%
Portfolio Turnover of Large-Cap Core Research Portfolio	N.A.		N.A.	64%	51%		N.A.		N.A.
Portfolio Turnover of MSAR Completion Portfolio	48	%(3)	37%	32%	2	%(8)	N.A.		N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.	N.A.	N.A.		31	%(9)	N.A.
Portfolio Turnover of Parametric Market Neutral Portfolio	23	%(3)	22%	N.A.	N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(3)	15%	6%	26%		N.A.		N.A.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(8)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.

(9)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

10	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010		2009		2008
Net asset value — Beginning of period	$9.090		$9.150	$9.200	$8.890		$7.590		$9.620

Income (Loss) From Operations
Net investment income(1)	$0.040		$0.103	$0.111	$0.282		$0.426		$0.500
Net realized and unrealized gain (loss)	(0.024)		0.016	(0.041)	0.362		1.337		(1.978)

Total income (loss) from operations	$0.016		$0.119	$0.070	$0.644		$1.763		$(1.478)

Less Distributions
From net investment income	$(0.076)		$(0.136)	$(0.120)	$(0.246)		$(0.463)		$(0.523)
Tax return of capital	—		(0.043)	—	(0.088)		—		(0.029)

Total distributions	$(0.076)		$(0.179)	$(0.120)	$(0.334)		$(0.463)		$(0.552)

Net asset value — End of period	$9.030		$9.090	$9.150	$9.200		$8.890		$7.590

Total Return(2)	0.17	%(3)	1.32%	0.75%	7.37%		24.21%		(16.13)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,724		$91,682	$143,809	$123,689		$133,596		$120,654
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.06	%(6)	2.02%	1.96%	1.85%		1.93%		1.88%
Net investment income	0.89	%(6)	1.13%	1.20%	3.12%		5.37%		5.48%
Portfolio Turnover of the Fund(7)	15	%(3)	68%	26%	60%		61%		19%
Portfolio Turnover of Boston Income Portfolio	N.A.		N.A.	70%	75%		74%		54%
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%	56%	39%		35%		7%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(3)	91%	50%	N.A.		N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	41	%(3)	39%	33%	19%		25%		N.A.
Portfolio Turnover of Government Obligations Portfolio	7	%(3)	26%	19%	22%		28%		19%
Portfolio Turnover of Large-Cap Core Research Portfolio	N.A.		N.A.	64%	51%		N.A.		N.A.
Portfolio Turnover of MSAR Completion Portfolio	48	%(3)	37%	32%	2	%(8)	N.A.		N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.	N.A.	N.A.		31	%(9)	N.A.
Portfolio Turnover of Parametric Market Neutral Portfolio	23	%(3)	22%	N.A.	N.A.		N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(3)	15%	6%	26%		N.A.		N.A.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(8)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.

(9)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Period Ended October 31, 2009(1)
Net asset value — Beginning of period	$9.090		$9.150	$9.200	$8.890		$8.830

Income (Loss) From Operations
Net investment income(2)	$0.085		$0.196	$0.185	$0.353		$0.027
Net realized and unrealized gain (loss)	(0.024)		0.014	(0.023)	0.381		0.071

Total income from operations	$0.061		$0.210	$0.162	$0.734		$0.098

Less Distributions
From net investment income	$(0.121)		$(0.205)	$(0.212)	$(0.313)		$(0.038)
Tax return of capital	—		(0.065)	—	(0.111)		—

Total distributions	$(0.121)		$(0.270)	$(0.212)	$(0.424)		$(0.038)

Net asset value — End of period	$9.030		$9.090	$9.150	$9.200		$8.890

Total Return(3)	0.67	%(4)	2.33%	1.76%	8.45%		1.12	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$313,215		$273,464	$188,165	$4,018		$1,253
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.06	%(7)	1.01%	0.98%	0.85%		0.99	%(7)
Net investment income	1.90	%(7)	2.15%	2.00%	3.86%		7.29	%(7)
Portfolio Turnover of the Fund(8)	15	%(4)	68%	26%	60%		61	%(9)
Portfolio Turnover of Boston Income Portfolio	N.A.		N.A.	70%	75%		74	%(10)
Portfolio Turnover of Floating Rate Portfolio	21	%(4)	42%	56%	39%		35	%(10)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(4)	91%	50%	N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	41	%(4)	39%	33%	19%		25	%(10)
Portfolio Turnover of Government Obligations Portfolio	7	%(4)	26%	19%	22%		28	%(10)
Portfolio Turnover of Large-Cap Core Research Portfolio	N.A.		N.A.	64%	51%		N.A.
Portfolio Turnover of MSAR Completion Portfolio	48	%(4)	37%	32%	2	%(11)	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.	N.A.	N.A.		31	%(12)
Portfolio Turnover of Parametric Market Neutral Portfolio	23	%(4)	22%	N.A.	N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(4)	15%	6%	26%		N.A.

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	For the Fund’s year ended October 31, 2009.

(10)	For the Portfolio’s year ended October 31, 2009.

(11)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.

(12)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

12	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Prior to March 1, 2013, the Fund declared dividends daily and net investment income, other than class-specific expenses, was allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following seven portfolios managed by Eaton Vance Management (EVM) or its affiliates: Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, MSAR Completion Portfolio, Parametric Market Neutral Portfolio (formerly, Parametric Structured Absolute Return Portfolio) and Short-Term U.S. Government Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, MSAR Completion Portfolio, Parametric Market Neutral Portfolio and Short-Term U.S. Government Portfolio (0.8%, 6.1%, 0.9%, 5.5%, 99.6%, 67.5% and 9.2%, respectively, at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations

13

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Notes to Financial Statements — continued

are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio and Short-Term U.S. Government Portfolio are as follows: Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Floating Rate Portfolio (the Portfolio) are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $31,834,307 and deferred capital losses of $16,497,310 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($1,057,658), October 31, 2014 ($1,054,697), October 31, 2015 ($1,377,385), October 31, 2016 ($15,304,398), October 31, 2017 ($9,100,702) and October 31, 2018 ($3,939,467). The

14

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Notes to Financial Statements — continued

deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

At October 31, 2012, the Fund had a late year ordinary loss of $2,265,508, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31. This net loss is treated as arising on the first day of the Fund’s taxable year ending October 31, 2013.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions (daily distributions prior to March 1, 2013) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. EVM does not receive a fee for serving as the Fund’s investment adviser and administrator. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2013, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios amounted to $2,559,512 or 0.75% (annualized) of the Fund’s average daily net assets.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $5,587 in sub-transfer agent fees. The Fund was informed

15

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Notes to Financial Statements — continued

that EVD, an affiliate of EVM, received $2,375 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $379,801 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $56,861 and $302,756 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $916,000 and $14,711,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $18,954 and $100,919 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received no CDSC paid by Class A shareholders and approximately $11,000 and $12,000 of CDSCs paid by Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Floating Rate Portfolio	$17,649,067	$11,642,755
Global Macro Absolute Return Advantage Portfolio	50,885,283	7,028,065
Global Macro Portfolio	4,608,240	47,321,522
Government Obligations Portfolio	3,329,047	9,348,543
MSAR Completion Portfolio	27,890,582	74,684,384
Parametric Market Neutral Portfolio	—	11,522,160
Short-Term U.S. Government Portfolio	1,664,524	4,674,271

16

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	4,560,854	21,974,238
Issued to shareholders electing to receive payments of distributions in Fund shares	301,749	1,151,032
Redemptions	(12,672,860)	(31,214,623)
Exchange from Class B shares	114,869	85,585

Net decrease	(7,695,388)	(8,003,768)

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	6,525	33,120
Issued to shareholders electing to receive payments of distributions in Fund shares	12,494	36,702
Redemptions	(250,060)	(619,253)
Exchange to Class A shares	(115,027)	(85,623)

Net decrease	(346,068)	(635,054)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	340,102	1,744,238
Issued to shareholders electing to receive payments of distributions in Fund shares	65,348	234,563
Redemptions	(2,551,737)	(7,603,790)

Net decrease	(2,146,287)	(5,624,989)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	11,023,157	24,905,523
Issued to shareholders electing to receive payments of distributions in Fund shares	271,466	485,942
Redemptions	(6,702,551)	(15,862,419)

Net increase	4,592,072	9,529,046

At April 30, 2013, accounts advised by EVM owned 13.2% of the value of the outstanding shares of the Fund.

17

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Notes to Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

18

Eaton Vance

Multi-Strategy Absolute Return Fund

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Multi-Strategy Absolute Return Fund

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Multi-Strategy Absolute Return Fund (the “Fund”) with Eaton Vance Management as well as the continuation of the investment advisory agreement of MSAR Completion Portfolio (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Risk Advisors LLC (“PRA”), an affiliate of Eaton Vance Management, with respect to MSAR Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio and the sub-advisory agreement for the Portfolio (together, the “advisory agreements”). Eaton Vance Management, with respect to the Fund, and BMR and PRA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. The Adviser allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management. With respect to the Portfolio, the Board considered BMR’s responsibilities supervising PRA, and the abilities and experience of BMR’s and PRA’s investment personnel with respect to investing in stocks and options on indices. In approving the advisory agreements, the Board noted that Eaton Vance Management would be responsible for allocating assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund.

20

Eaton Vance

Multi-Strategy Absolute Return Fund

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2012 for the Fund. The Board also considered the performance of the Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity related investments. The subsidiary is managed by Eaton Vance Management pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board noted that the Adviser does not receive an advisory fee for direct investments made on behalf of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates in connection with their relationship with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Advisers and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees for the Portfolio and the other underlying Funds, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

21

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Multi-Strategy Absolute Return Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy Absolute Return Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2320-6/13	DISRC

Eaton Vance

Multi-Strategy

All Market Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Multi-Strategy All Market Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Performance1,2

Portfolio Managers Jeffrey A. Rawlins, CFA;A, Dan R. Strelow, CFA;A, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	10/31/2011	2.62%	5.39%	5.40%
Class A with 4.75% Maximum Sales Charge	—	–2.27	0.41	2.03
Class C at NAV	10/31/2011	2.28	4.43	4.52
Class C with 1% Maximum Sales Charge	—	1.28	3.43	4.52
Class I at NAV	10/31/2011	2.73	5.55	5.59
Barclays U.S. Aggregate Bond Index	10/31/2011	0.90%	3.68%	4.10%
MSCI All Country World Index	10/31/2011	13.46	15.02	14.91

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
Gross		1.80%	2.55%	1.53%
Net		1.35	2.10	1.10

Fund Profile4

Portfolio Allocation (% of net assets)

*	Amount is less than 0.05%.

Fund Weightings (% of net assets)5

Absolute Return Strategies	46.8%
Global Macro Absolute Return Advantage Portfolio	18.1
Parametric Market Neutral Portfolio	13.3
Global Macro Portfolio	7.9
Option Absolute Return Strategy*	7.5

Income Strategies	53.4%
Floating Rate Portfolio	32.4
Boston Income Portfolio	13.5
Government Obligations Portfolio	4.8
CMBS Portfolio	2.7

Equity Strategies	3.1%
Eaton Vance Hexavest Global Equity Fund, Class I	3.1

Other	1.8%
Gold**	1.3
U.S. Treasury Obligations*	0.5

Cash & Cash Equivalents*	2.5%

*	Held in MSAM Completion Portfolio.
**	Gold held in a wholly-owned subsidiary of the Fund.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expenses associated with certain investment transactions. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

[5]	Economic value is shown for derivatives holdings and, thus, total will not add to 100%. If applicable, CMBS refers to commercial mortgage-backed securities.

Fund profile subject to change due to active management.

3

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Multi-Strategy All Market Fund

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.20	$7.33	**	1.46%
Class C	$1,000.00	$1,022.80	$11.08	**	2.21%
Class I	$1,000.00	$1,027.30	$6.03	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.30	**	1.46%
Class C	$1,000.00	$1,013.80	$11.03	**	2.21%
Class I	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets
Boston Income Portfolio (identified cost, $11,524,485)	$12,392,470	13.5%
CMBS Portfolio (identified cost, $2,507,915)	2,504,776	2.7
Floating Rate Portfolio (identified cost, $29,432,915)	29,841,380	32.4
Global Macro Absolute Return Advantage Portfolio (identified cost, $16,592,628)	16,708,386	18.1
Global Macro Portfolio (identified cost, $7,268,251)	7,244,597	7.9
Government Obligations Portfolio (identified cost, $4,416,819)	4,404,658	4.8
International Income Portfolio (identified cost, $528)	1	0.0 (1)
MSAM Completion Portfolio (identified cost, $2,607,132)	2,583,091	2.8
Parametric Market Neutral Portfolio (identified cost, $11,602,474)	12,222,035	13.3

Total Investments in Affiliated Portfolios (identified cost $85,953,147)	$87,901,394	95.5%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Eaton Vance Hexavest Global Equity Fund, Class I	249,654	$2,836,068	3.1%

Total Investments in Affiliated Investment Funds (identified cost $2,606,386)		$2,836,068	3.1%

Exchange-Traded Funds
Description	Shares	Value	% of Net Assets
SPDR Gold Trust(2)	8,875	$1,267,084	1.3%

Total Exchange-Traded Funds (identified cost $1,367,347)		$1,267,084	1.3%

Total Investments (identified cost $89,926,880)		$92,004,546	99.9%

Other Assets, Less Liabilities		$60,866	0.1%

Net Assets		$92,065,412	100.0%

(1)	Amount is less than 0.05%.

(2)	Non-income producing.

5	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Affiliated investments, at value (identified cost, $88,559,533)	$90,737,462
Unaffiliated investment, at value (identified cost, $1,367,347)	1,267,084
Cash	40,242
Receivable for Fund shares sold	287,402
Receivable from affiliate	19,909
Total assets	$92,352,099

Liabilities
Payable for Fund shares redeemed	$192,613
Payable to affiliates:
Investment adviser fee	662
Distribution and service fees	16,203
Trustees’ fees	42
Accrued expenses	77,167
Total liabilities	$286,687
Net Assets	$92,065,412

Sources of Net Assets
Paid-in capital	$90,137,125
Accumulated net realized loss	(480,754)
Accumulated undistributed net investment income	331,375
Net unrealized appreciation	2,077,666
Total	$92,065,412

Class A Shares
Net Assets	$78,178,879
Shares Outstanding	7,593,442
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.30
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.81

Class C Shares
Net Assets	$42,720
Shares Outstanding	4,153
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.29

Class I Shares
Net Assets	$13,843,813
Shares Outstanding	1,345,204
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.29

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $2,021)	$1,777,816
Dividends allocated from affiliated Portfolios (net of foreign taxes, $6,185)	99,623
Expenses allocated from affiliated Portfolios	(445,709)
Total investment income	$1,431,730

Expenses
Investment adviser and administration fee	$3,980
Distribution and service fees
Class A	99,716
Class C	114
Trustees’ fees and expenses	250
Custodian fee	21,092
Transfer and dividend disbursing agent fees	27,062
Legal and accounting services	31,022
Printing and postage	12,888
Registration fees	45,152
Miscellaneous	6,249
Total expenses	$247,525
Deduct —
Allocation of expenses to affiliate	$74,646
Reduction of custodian fee	36
Total expense reductions	$74,682

Net expenses	$172,843

Net investment income	$1,258,887

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a gain of $18,918 from precious metals)	$682,721
Written options	133,795
Securities sold short	(62,052)
Futures contracts	(226,926)
Swap contracts	(696,122)
Forward commodity contracts	24,015
Foreign currency and forward foreign currency exchange contract transactions	(18,498)
Net realized loss	$(163,067)
Change in unrealized appreciation (depreciation) —
Affiliated fund	$229,682
Unaffiliated investments	(188,526)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease of $39,329 from precious metals)	1,152,151
Written options	(12,452)
Securities sold short	(93,663)
Futures contracts	(327,566)
Swap contracts	137,024
Forward commodity contracts	13,162
Foreign currency and forward foreign currency exchange contracts	254,542
Net change in unrealized appreciation (depreciation)	$1,164,354

Net realized and unrealized gain	$1,001,287

Net increase in net assets from operations	$2,260,174

7	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$1,258,887	$1,899,226
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(163,067)	(6,956)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	1,164,354	913,312
Net increase in net assets from operations	$2,260,174	$2,805,582
Distributions to shareholders —
From net investment income
Class A	$(1,078,000)	$(1,259,138)
Class C	(190)	(222)
Class I	(72,594)	(178,726)
From net realized gain
Class A	(69,548)	(555,553)
Class C	(13)	(99)
Class I	(3,781)	(9,160)
Total distributions to shareholders	$(1,224,126)	$(2,002,898)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,548,995	$107,983,784
Class C	27,652	4,455
Class I	12,622,408	1,626,332
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	708,035	1,812,687
Class C	92	51
Class I	71,988	26,805
Cost of shares redeemed
Class A	(18,427,245)	(28,117,343)
Class C	(9)	(19)
Class I	(539,450)	(10,122,538)
Net increase in net assets from Fund share transactions	$7,012,466	$73,214,214

Net increase in net assets	$8,048,514	$74,016,898

Net Assets
At beginning of period	$84,016,898	$10,000,000
At end of period	$92,065,412	$84,016,898

Accumulated undistributed net investment income included in net assets
At end of period	$331,375	$223,272

8	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
Net asset value — Beginning of period	$10.180		$10.000

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.335
Net realized and unrealized gain	0.117		0.199

Total income from operations	$0.265		$0.534

Less Distributions
From net investment income	$(0.136)		$(0.286)
From net realized gain	(0.009)		(0.068)

Total distributions	$(0.145)		$(0.354)

Net asset value — End of period	$10.300		$10.180

Total Return(2)	2.62	%(3)	5.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,179		$82,415
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.46	%(7)	1.46%
Net investment income	2.92	%(7)	3.32%
Portfolio Turnover of the Fund(8)	15	%(3)	65%
Portfolio Turnover of Boston Income Portfolio	32	%(3)	64%
Portfolio Turnover of CMBS Portfolio	11	%(3)	N.	A.
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(3)	91%
Portfolio Turnover of Global Macro Portfolio	41	%(3)	39%
Portfolio Turnover of Government Obligations Portfolio	7	%(3)	26%
Portfolio Turnover of International Income Portfolio	27	%(3)	37%
Portfolio Turnover of MSAM Completion Portfolio	0	%(3)	0%
Portfolio Turnover of Parametric Market Neutral Portfolio	23	%(3)	22%

Class A commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.17% and 0.34% of average daily net assets for the six months ended April 30, 2013 and the year ended October 31, 2012). Absent this subsidy, total return would have been lower.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchase and sales of securities held directly by the Fund, if any.

9	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
Net asset value — Beginning of period	$10.170		$10.000

Income (Loss) From Operations
Net investment income(1)	$0.104		$0.247
Net realized and unrealized gain	0.127		0.192

Total income from operations	$0.231		$0.439

Less Distributions
From net investment income	$(0.102)		$(0.201)
From net realized gain	(0.009)		(0.068)

Total distributions	$(0.111)		$(0.269)

Net asset value — End of period	$10.290		$10.170

Total Return(2)	2.28	%(3)	4.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43		$15
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	2.21	%(7)	2.17%
Net investment income	2.05	%(7)	2.46%
Portfolio Turnover of the Fund(8)	15	%(3)	65%
Portfolio Turnover of Boston Income Portfolio	32	%(3)	64%
Portfolio Turnover of CMBS Portfolio	11	%(3)	N.	A.
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(3)	91%
Portfolio Turnover of Global Macro Portfolio	41	%(3)	39%
Portfolio Turnover of Government Obligations Portfolio	7	%(3)	26%
Portfolio Turnover of International Income Portfolio	27	%(3)	37%
Portfolio Turnover of MSAM Completion Portfolio	0	%(3)	0%
Portfolio Turnover of Parametric Market Neutral Portfolio	23	%(3)	22%

Class C commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.17% and 0.38% of average daily net assets for the six months ended April 30, 2013 and the year ended October 31, 2012). Absent this subsidy, total return would have been lower.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
Net asset value — Beginning of period	$10.170		$10.000

Income (Loss) From Operations
Net investment income(1)	$0.153		$0.355
Net realized and unrealized gain	0.123		0.195

Total income from operations	$0.276		$0.550

Less Distributions
From net investment income	$(0.147)		$(0.312)
From net realized gain	(0.009)		(0.068)

Total distributions	$(0.156)		$(0.380)

Net asset value — End of period	$10.290		$10.170

Total Return(2)	2.73	%(3)	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,844		$1,587
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.20	%(7)	1.10%
Net investment income	3.02	%(7)	3.54%
Portfolio Turnover of the Fund(8)	15	%(3)	65%
Portfolio Turnover of Boston Income Portfolio	32	%(3)	64%
Portfolio Turnover of CMBS Portfolio	11	%(3)	N.	A.
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(3)	91%
Portfolio Turnover of Global Macro Portfolio	41	%(3)	39%
Portfolio Turnover of Government Obligations Portfolio	7	%(3)	26%
Portfolio Turnover of International Income Portfolio	27	%(3)	37%
Portfolio Turnover of MSAM Completion Portfolio	0	%(3)	0%
Portfolio Turnover of Parametric Market Neutral Portfolio	23	%(3)	22%

Class I commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.17% and 0.43% of average daily net assets for the six months ended April 30, 2013 and the year ended October 31, 2012). Absent this subsidy, total return would have been lower.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy All Market Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 7). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Prior to April 1, 2013, the Fund declared dividends daily and net investment income, other than class-specific expenses, was allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following nine portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, CMBS Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, International Income Portfolio, MSAM Completion Portfolio and Parametric Market Neutral Portfolio (formerly, Parametric Structured Absolute Return Portfolio) (the Portfolios), which are Massachusetts business trusts and in Class I shares of Eaton Vance Hexavest Global Equity Fund (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, CMBS Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, International Income Portfolio, MSAM Completion Portfolio and Parametric Market Neutral Portfolio (0.3%, 6.6%, 0.2%, 1.0%, 0.1%, 0.4%, less than 0.05%, 99.9%, and 4.9%, respectively, at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. A copy of each Portfolio’s and the Affiliated Investment Fund’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $1,294,122 or 1.4% of the Fund’s consolidated net assets. The accompanying Consolidated Financial Statements include the accounts of the Subsidiary. Intercompany balances and the transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are

12

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Notes to Financial Statements (Unaudited) — continued

generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio and International Income Portfolio are as follows: Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Boston Income Portfolio and Floating Rate Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.

In addition to investing in the Portfolios and the Affiliated Investment Fund, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios.

13

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Notes to Financial Statements (Unaudited) — continued

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions (daily distributions prior to April 1, 2013) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The fee is computed at an annual rate of 0.615% of the Fund’s consolidated average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million or more, the annual fee is reduced. To the extent the Fund’s assets are invested in other investment companies managed by EVM or its affiliates, the Fund is allocated its share of such investment companies’ investment adviser fee. For the six months ended April 30, 2013, the Fund’s allocated portion of the investment adviser fee paid by the Portfolios totaled $302,678, and the investment adviser and

14

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Notes to Financial Statements (Unaudited) — continued

administration fee paid by the Fund on Investable Assets amounted to $3,980. For the six months ended April 30, 2013, the Fund’s investment adviser and administration fee, including the investment adviser fee allocated from the Portfolios, was 0.71% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and including management fees and other expenses associated with the Fund’s investment in affiliated investment funds) exceed 1.35%, 2.10%, and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM was allocated $74,646 of the Fund’s operating expenses for the six months ended April 30, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $998 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $381 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,160,952 and $0, respectively, for the six months ended April 30, 2013.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,973,733

Gross unrealized appreciation	$229,682
Gross unrealized depreciation	(100,263)

Net unrealized appreciation	$129,419

6  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $99,716 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $86 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $28 for Class C shares.

7  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2013, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

15

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Notes to Financial Statements (Unaudited) — continued

8  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$1,845,744	$5,181,808
CMBS Portfolio	2,500,000	—
Floating Rate Portfolio	4,816,923	1,370,744
Global Macro Absolute Return Advantage Portfolio	1,891,443	860,897
Global Macro Portfolio	840,641	382,621
Government Obligations Portfolio	525,401	239,138
MSAM Completion Portfolio	1,501,147	2,758,029
Parametric Market Neutral Portfolio	1,555,679	2,014,870

9  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,228,699	10,702,295
Issued to shareholders electing to receive payments of distributions in Fund shares	69,529	179,745
Redemptions	(1,804,043)	(2,783,783)

Net increase (decrease)	(505,815)	8,098,257

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	2,697	445
Issued to shareholders electing to receive payments of distributions in Fund shares	9	5

Redemptions	(1)	(2)

Net increase	2,705	448

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,234,769	161,134
Issued to shareholders electing to receive payments of distributions in Fund shares	7,046	2,657

Redemptions	(52,645)	(1,005,757)

Net increase (decrease)	1,189,170	(841,966)

At April 30, 2013, accounts advised by EVM owned 59.6% of the value of the outstanding shares of the Fund.

16

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Consolidated Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investment Funds

Transactions with affiliated investment funds for the six months ended April 30, 2013 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period

Eaton Vance Hexavest Global Equity Fund, Class I	$—	$2,606,386	$—	$—	$—	$2,836,068

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013 and October 31, 2012, the Fund’s investments in securities and its investments in the Portfolios were valued based on Level 1 inputs.

17

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Multi-Strategy All Market Fund (the “Fund”) with Eaton Vance Management as well as the continuation of the investment advisory agreement of MSAM Completion Portfolio (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Risk Advisors LLC (“PRA”), an affiliate of Eaton Vance Management, with respect to MSAM Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio and the sub-advisory agreement for the Portfolio (together, the “advisory agreements”). Eaton Vance Management, with respect to the Fund, and BMR and PRA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. The Adviser allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management. With respect to the Portfolio, the Board considered BMR’s responsibilities supervising PRA, and the abilities and experience of BMR’s and PRA’s investment personnel with respect to investing in a variety of different securities and investments, as well as in options and derivative investments. In approving the advisory agreements, the Board noted that Eaton Vance Management would be responsible for allocating assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund.

19

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates, payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Fund has established a wholly owned subsidiary to accommodate the Fund’s commodity related investments. The subsidiary is managed by Eaton Vance Management pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board noted that the Adviser does not receive an advisory fee for direct investments made on behalf of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates in connection with their relationship with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Advisers and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

20

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Multi-Strategy All Market Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy All Market Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

*	Interested Trustee

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5796-6/13	MSAMSRC

Parametric Market

Neutral Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Parametric Market Neutral Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	49

Officers and Trustees	52

Important Notices	53

Parametric Market Neutral Fund

April 30, 2013

Performance1,2

Portfolio Managers David M. Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Since Inception
Investor Class at NAV	12/09/2011	10/31/2011	–0.24%	0.46%	0.77%
Institutional Class at NAV	10/31/2011	10/31/2011	–0.14	0.65	0.97
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	10/31/2011	10/31/2011	0.06%	0.12%	0.09%

% Total Annual Operating Expense Ratios[3]				Investor Class	Institutional Class
Gross				2.34%	2.09%
Net				1.55	1.30

Fund Profile4

Exposure by Asset Class (% of net assets)5

Strategy Weights (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Parametric Market Neutral Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Investor Class is linked to Institutional Class.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. References to investments are to the Portfolio’s holdings.

[5]	Currency, commodity and indices exposures are based on notional amounts plus or minus unrealized appreciation (depreciation).

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective March 1, 2013, the name of the Fund was changed to Parametric Market Neutral Fund and the name of the Portfolio was changed to Parametric Market Neutral Portfolio. Class A and Class I shares of the Fund were renamed Investor Class and Institutional Class, respectively. The front-end sales charge payable upon purchase of Investor Class shares of the Fund was eliminated.
The minimum initial purchase of Institutional Class shares of the Fund was changed to $50,000 (waived in certain circumstances).

3

Parametric Market Neutral Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$997.60	$7.68	**	1.55%
Institutional Class	$1,000.00	$998.60	$6.44	**	1.30%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.10	$7.75	**	1.55%
Institutional Class	$1,000.00	$1,018.30	$6.51	**	1.30%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Parametric Market Neutral Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Parametric Market Neutral Portfolio, at value (identified cost, $52,463,196)	$54,846,987
Receivable for Fund shares sold	80,171
Receivable from affiliates	15,277
Total assets	$54,942,435

Liabilities
Payable for Fund shares redeemed	$128,676
Payable to affiliates:
Distribution and service fees	7,742
Trustees’ fees	42
Accrued expenses	38,722
Total liabilities	$175,182
Net Assets	$54,767,253

Sources of Net Assets
Paid-in capital	$54,946,299
Accumulated net realized loss from Portfolio	(2,565,019)
Accumulated undistributed net investment income	2,182
Net unrealized appreciation from Portfolio	2,383,791
Total	$54,767,253

Investor Class Shares
Net Assets	$36,559,981
Shares Outstanding	3,635,928
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.06

Institutional Class Shares
Net Assets	$18,207,272
Shares Outstanding	1,806,187
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.08

5	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends allocated from Portfolio (net of foreign taxes, $27,485)	$449,989
Interest allocated from Portfolio	15,033
Expenses allocated from Portfolio	(355,796)
Total investment income from Portfolio	$109,226

Expenses
Distribution and service fees
Investor Class	$51,773
Trustees’ fees and expenses	250
Custodian fee	10,722
Transfer and dividend disbursing agent fees	31,229
Legal and accounting services	12,913
Printing and postage	16,367
Registration fees	18,781
Miscellaneous	5,378
Total expenses	$147,413
Deduct —
Allocation of expenses to affiliates	$79,398
Total expense reductions	$79,398

Net expenses	$68,015

Net investment income	$41,211

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $186)	$1,110,765
Financial futures contracts	(1,015,843)
Swap contracts	(1,035,022)
Foreign currency and forward foreign currency exchange contract transactions	(168,669)
Net realized loss	$(1,108,769)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $288)	$2,457,611
Financial futures contracts	(1,623,540)
Swap contracts	(242,360)
Foreign currency and forward foreign currency exchange contracts	369,100
Net change in unrealized appreciation (depreciation)	$960,811

Net realized and unrealized loss	$(147,958)

Net decrease in net assets from operations	$(106,747)

6	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$41,211	$52,079
Net realized loss from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(1,108,769)	(1,207,740)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	960,811	1,422,980
Net increase (decrease) in net assets from operations	$(106,747)	$267,319
Distributions to shareholders —
From net investment income
Investor Class	$(241,240)	$—
Institutional Class	(98,378)	—
Total distributions to shareholders	$(339,618)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$7,201,577	$50,716,001
Institutional Class	4,459,779	15,284,436
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	241,017	—
Institutional Class	48,462	—
Cost of shares redeemed
Investor Class	(16,024,691)	(5,374,626)
Institutional Class	(2,039,391)	(566,265)
Net increase (decrease) in net assets from Fund share transactions	$(6,113,247)	$60,059,546

Net increase (decrease) in net assets	$(6,559,612)	$60,326,865

Net Assets
At beginning of period	$61,326,865	$1,000,000
At end of period	$54,767,253	$61,326,865

Accumulated undistributed net investment income included in net assets
At end of period	$2,182	$300,589

7	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2013

Financial Highlights

	Investor Class
	Six Months Ended April 30, 2013 (Unaudited)		Period Ended October 31, 2012(1)
Net asset value — Beginning of period	$10.140		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.003		$(0.003)
Net realized and unrealized gain (loss)	(0.027)		0.143

Total income (loss) from operations	$(0.024)		$0.140

Less Distributions
From net investment income	$(0.056)		$—

Total distributions	$(0.056)		$—

Net asset value — End of period	$10.060		$10.140

Total Return(3)	(0.24	)%(4)	1.40	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,560		$45,444
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.55	%(8)	1.55	%(8)
Net investment income (loss)	0.06	%(8)	(0.03	)%(8)
Portfolio Turnover of the Portfolio	23	%(4)	22	%(9)

(1)	For the period from commencement of operations, December 9, 2011, to October 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of the Portfolio and/or the investment adviser and administrator of the Fund subsidized certain operating expenses (equal to 0.28% and 0.84% of average daily net assets for the six months ended April 30, 2013 and for the period ended October 31, 2012, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2012.

8	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2013

Financial Highlights — continued

	Institutional Class
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
Net asset value — Beginning of period	$10.160		$10.000

Income (Loss) From Operations
Net investment income(1)	$0.019		$0.062
Net realized and unrealized gain (loss)	(0.033)		0.098

Total income (loss) from operations	$(0.014)		$0.160

Less Distributions
From net investment income	$(0.066)		$—

Total distributions	$(0.066)		$—

Net asset value — End of period	$10.080		$10.160

Total Return(2)	(0.14	)%(3)	1.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,207		$15,883
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.30	%(7)	1.30%
Net investment income	0.38	%(7)	0.62%
Portfolio Turnover of the Portfolio	23	%(3)	22%

The Fund commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser of the Portfolio and/or the investment adviser and administrator of the Fund subsidized certain operating expenses (equal to 0.28% and 0.84% of average daily net assets for the six months ended April 30, 2013 and for the year ended October 31, 2012, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.

(7)	Annualized.

9	See Notes to Financial Statements.

Parametric Market Neutral Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Market Neutral Fund (formerly, Eaton Vance Parametric Structured Absolute Return Fund) (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Investor Class (renamed from Class A effective March 1, 2013) and Institutional Class (renamed from Class I effective March 1, 2013) shares are sold at net asset value and are not subject to a sales charge. Prior to March 1, 2013, the date the sales charge was eliminated and the share class was renamed, Investor Class shares were generally sold subject to a sales charge of 4.75% imposed at time of purchase. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Parametric Market Neutral Portfolio (formerly, Parametric Structured Absolute Return Portfolio) (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (22.2% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had deferred capital losses of $668,417 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10

Parametric Market Neutral Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million, and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, EVM pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser and administration fee for sub-advisory services provided to the Fund. For the six months ended April 30, 2013, the Fund incurred no adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.55% and 1.30% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM and Parametric were allocated $79,398 in total of the Fund’s operating expenses for the six months ended April 30, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $1,418 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $51,773 for Investor Class shares.

5  Contingent Deferred Sales Charges

Prior to March 1, 2013, Investor Class shares may have been subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC was based upon the lower of the net asset value at date of redemption or date of purchase. No charge was levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC was levied on shares which had been sold to EVM or its affiliates or to their respective employees or clients and may have been waived under certain other limited conditions. For the six months ended April 30, 2013, the Fund was informed that EVD received no CDSCs paid by Investor Class shareholders.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,553,205 and $10,049,309, respectively.

11

Parametric Market Neutral Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012(1)

Sales	711,023	5,014,015
Issued to shareholders electing to receive payments of distributions in Fund shares	23,887	—
Redemptions	(1,581,937)	(531,060)

Net increase (decrease)	(847,027)	4,482,955

Institutional Class	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	438,984	1,519,088
Issued to shareholders electing to receive payments of distributions in Fund shares	4,793	—
Redemptions	(200,766)	(55,912)

Net increase	243,011	1,463,176

(1)	Investor Class commenced operations on December 9, 2011.

At April 30, 2013, an EVM retirement plan and accounts advised by EVM owned 13.6% and 49.2%, respectively, of the value of the outstanding shares of the Fund.

8  Name Change

Effective March 1, 2013, the name of Parametric Market Neutral Fund was changed from Eaton Vance Parametric Structured Absolute Return Fund.

12

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Common Stocks — 60.9%

Security	Shares	Value

Australia — 1.1%
AGL Energy, Ltd.	6,533	$107,575
Amcor, Ltd.	28,411	291,777
APA Group	2,615	17,660
Australia and New Zealand Banking Group, Ltd.	4,552	150,431
BHP Billiton, Ltd.	4,725	158,850
CFS Retail Property Trust Group	5,171	11,783
Coca-Cola Amatil, Ltd.	4,989	78,375
Commonwealth Bank of Australia	3,436	261,895
Computershare, Ltd.	3,083	31,759
Crown, Ltd.	1,448	19,376
CSL, Ltd.	1,824	119,204
Federation Centres	5,647	15,222
GPT Group	9,186	39,082
Harvey Norman Holdings, Ltd.	17,218	53,603
James Hardie Industries PLC CDI	3,210	33,811
Metcash, Ltd.	5,337	22,648
National Australia Bank, Ltd.	4,236	149,479
Newcrest Mining, Ltd.	566	9,915
Orica, Ltd.	5,419	128,502
Origin Energy, Ltd.	8,746	111,970
Rio Tinto, Ltd.	2,011	117,036
Shopping Centres Australasia Property Group(1)	1,119	1,878
Sydney Airport	3,269	11,729
Tabcorp Holdings, Ltd.	6,320	22,623
Tatts Group, Ltd.	6,146	20,842
Telstra Corp., Ltd.	46,235	238,792
Transurban Group	20,984	148,447
Wesfarmers, Ltd.	728	32,751
Westfield Group	2,794	33,797
Westfield Retail Trust	3,405	11,643
Westpac Banking Corp.	3,334	116,957
Woodside Petroleum, Ltd.	1,115	43,500
Woolworths, Ltd.	3,710	140,124

		$2,753,036

Austria — 0.2%
Andritz AG	197	$12,829
Immofinanz AG(1)	2,991	12,230
OMV AG	4,683	219,982
Raiffeisen Bank International AG	2,793	98,593
Verbund AG	2,580	56,482

		$400,116

Security	Shares	Value

Belgium — 0.5%
Anheuser-Busch InBev NV	4,635	$445,287
Belgacom SA	5,010	115,345
Colruyt SA	2,498	126,166
Groupe Bruxelles Lambert SA	2,373	183,667
Mobistar SA	842	20,075
Solvay SA	907	132,886
Telenet Group Holding NV	1,739	93,523
UCB SA	1,863	109,951
Umicore SA	1,825	84,582

		$1,311,482

Brazil — 1.1%
AES Tiete SA, PFC Shares	3,300	$33,450
All America Latina Logistica SA (Units)	4,700	23,773
Banco do Brasil SA	8,600	108,448
Banco Santander Brasil SA ADR	16,000	118,720
BM&F Bovespa SA	22,200	153,899
BR Malls Participacoes SA	7,900	93,225
Bradespar SA, PFC Shares	2,500	31,738
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	5,400	28,043
Cia de Concessoes Rodoviarias SA (CCR)	7,700	75,432
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,200	60,060
Cia de Saneamento de Minas Gerais-COPASA	1,500	34,562
Cia Energetica de Minas Gerais SA ADR	4,200	53,886
Cia Energetica de Sao Paulo, PFC Shares	4,800	50,789
Cia Hering	4,100	83,404
Cia Paranaense de Energia ADR	2,500	44,600
Cia Siderurgica Nacional SA ADR	7,900	31,600
Cielo SA	3,024	79,758
CPFL Energia SA ADR	2,100	44,940
Diagnosticos da America SA	11,900	65,544
Embraer SA ADR	2,000	69,860
Estacio Participacoes SA	3,100	73,535
Gerdau SA ADR	6,800	53,380
Itau Unibanco Holding SA ADR, PFC Shares	9,100	153,153
Lojas Americanas SA, PFC Shares	11,865	103,661
Lojas Renner SA	600	22,780
Marcopolo SA, PFC Shares	5,700	37,919
MPX Energia SA(1)	4,500	19,185
Natura Cosmeticos SA	4,000	100,202
OGX Petroleo e Gas Participacoes SA(1)	13,100	13,226
Oi SA ADR	18,499	44,213
PDG Realty SA Empreendimentos e Participacoes	56,300	63,595
Petroleo Brasileiro SA ADR	13,500	258,525
Raia Drogasil SA	7,800	83,819

13	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Tim Participacoes SA ADR	1,300	$27,118
Totvs SA	2,000	37,636
Tractebel Energia SA	2,900	51,615
Ultrapar Participacoes SA	2,900	77,126
Vale SA ADR	13,700	234,133
Weg SA	3,600	47,646

		$2,788,198

Chile — 0.5%
Administradora de Fondos de Pensiones Provida SA	5,100	$35,303
Aguas Andinas SA, Series A	57,700	45,944
Antarchile SA, Series A	3,000	47,776
Banco de Chile	397,809	62,043
Banco de Credito e Inversiones	913	65,526
Banco Santander Chile SA ADR	2,356	62,764
Cap SA	1,500	47,298
Cencosud SA	11,400	64,379
Cia Cervecerias Unidas SA	1,900	32,880
Cia General de Electricidad SA	6,200	37,520
Colbun SA	111,100	34,206
Corpbanca SA	3,255,600	44,588
Embotelladora Andina SA, Class B, PFC Shares	4,800	32,615
Empresa Nacional de Electricidad SA	22,800	40,425
Empresas CMPC SA	10,900	40,272
Empresas Copec SA	6,100	87,430
Enersis SA	186,800	70,405
ENTEL SA	2,300	44,344
Latam Airlines Group SA	3,200	66,112
Parque Arauco SA	8,400	21,723
Ripley Corp. SA	17,800	18,520
S.A.C.I. Falabella SA	9,600	109,770
Salfacorp SA	14,400	26,907
Sigdo Koppers SA	8,300	21,836
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,700	84,133
Sonda SA	12,400	42,918
Vina Concha y Toro SA	16,500	32,233

		$1,319,870

China — 1.6%
Agricultural Bank of China, Ltd., Class H	268,000	$128,770
Air China, Ltd., Class H	40,000	32,478
Anhui Conch Cement Co., Ltd., Class H	37,500	136,146
Baidu, Inc. ADR(1)	1,600	137,360
Bank of Communications, Ltd., Class H	146,000	116,268
Beijing Enterprises Holdings, Ltd.	8,000	59,841

Security	Shares	Value

China (continued)
Brilliance China Automotive Holdings, Ltd.(1)	22,000	$26,992
BYD Co., Ltd., Class H(1)	8,000	28,745
China CITIC Bank Corp., Ltd., Class H	33,000	18,619
China Coal Energy Co., Class H	26,213	20,235
China Communications Construction Co., Ltd., Class H	72,000	69,198
China Construction Bank Corp., Class H	367,000	308,027
China Eastern Airlines Corp., Ltd., Class H(1)	132,000	53,032
China Life Insurance Co., Ltd., Class H	26,000	71,916
China Longyuan Power Group Corp., Class H	30,000	27,516
China Mengniu Dairy Co., Ltd.	18,000	50,784
China Merchants Bank Co., Ltd., Class H	52,500	112,146
China Merchants Holdings (International) Co., Ltd.	16,000	50,549
China Minsheng Banking Corp, Ltd., Class H	70,000	89,873
China Mobile, Ltd.	35,500	390,681
China National Building Material Co., Ltd., Class H	18,000	21,333
China Overseas Land & Investment, Ltd.	42,000	128,508
China Pacific Insurance (Group) Co., Ltd., Class H	32,400	116,568
China Resources Enterprise, Ltd.	16,000	54,930
China Resources Power Holdings Co., Ltd.	18,000	59,170
China Telecom Corp., Ltd., Class H	174,000	88,925
China Yurun Food Group, Ltd.(1)	47,000	28,044
Citic Pacific, Ltd.	30,000	36,454
Ctrip.com International, Ltd. ADR(1)	1,100	24,178
Digital China Holdings, Ltd.	32,000	40,401
Dongfeng Motor Group Co., Ltd., Class H	40,000	59,966
Focus Media Holding, Ltd. ADR	1,000	27,270
Guangdong Investment, Ltd.	52,000	50,144
Guangzhou Automobile Group Co., Ltd., Class H	34,000	28,024
Home Inns & Hotels Management, Inc. ADR(1)	1,100	27,412
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	74,800	71,079
Inner Mongolia Yitai Coal Co., Ltd., Class B	21,200	110,757
Jiangxi Copper Co., Ltd., Class H	55,000	107,641
Kunlun Energy Co., Ltd.	62,000	121,826
Lenovo Group, Ltd.	78,000	71,454
Mindray Medical International, Ltd. ADR	800	31,592
NetEase.com, Inc. ADR	1,100	62,029
New Oriental Education & Technology Group, Inc. ADR	1,200	22,956
Parkson Retail Group, Ltd.	41,000	22,366
PICC Property & Casualty Co., Ltd., Class H	16,000	20,588
Ports Design, Ltd.	39,000	30,650
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	23,119
SINA Corp.(1)	1,300	73,216
Sino Biopharmaceutical, Ltd.	48,000	33,121
Sinopharm Group Co., Ltd., Class H	9,600	28,608

14	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Sohu.com, Inc.(1)	700	$36,008
Sound Global, Ltd.	68,000	30,918
Tingyi (Cayman Islands) Holding Corp.	22,000	61,010
Tsingtao Brewery Co., Ltd., Class H	4,000	26,805
Want Want China Holdings, Ltd.	61,000	96,905
Weichai Power Co., Ltd., Class H	15,200	53,194
WuXi PharmaTech (Cayman), Inc. ADR(1)	1,900	36,233
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	47,235
Yanzhou Coal Mining Co., Ltd., Class H	86,000	89,993
ZTE Corp., Class H	14,400	24,341

		$4,054,147

Colombia — 0.3%
Almacenes Exito SA	3,800	$62,296
Banco de Bogota	1,300	44,875
Bancolombia SA ADR, PFC Shares	1,200	81,324
Cia Colombiana de Inversiones SA	6,700	19,346
Ecopetrol SA	39,000	93,809
Empresa de Energia de Bogota SA	29,900	22,362
Grupo Argos SA	2,900	32,288
Grupo Argos SA, PFC Shares	2,500	27,588
Grupo Aval Acciones y Valores SA	56,100	38,884
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	43,132
Grupo de Inversiones Suramericana	1,650	34,807
Grupo Nutresa SA	5,100	70,307
Grupo Odinsa SA	3,524	17,947
Interconexion Electrica SA	7,100	32,678
ISAGEN SA ESP	31,400	43,700

		$665,343

Czech Republic — 0.3%
CEZ AS	10,780	$312,741
Komercni Banka AS	900	172,337
New World Resources PLC, Class A	10,220	26,665
Pegas Nonwovens SA	3,630	96,226
Unipetrol AS(1)	8,100	71,108

		$679,077

Denmark — 0.6%
A.P. Moller - Maersk A/S, Class A	10	$68,446
A.P. Moller - Maersk A/S, Class B	12	85,452
Coloplast A/S, Class B(1)	5,168	281,231
Danske Bank A/S(1)	1,163	22,024
DSV A/S	4,722	118,940
Novo Nordisk A/S, Class B	3,017	531,066

Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	6,545	$226,530
TDC A/S	4,463	36,217
Tryg A/S	985	85,373
William Demant Holding A/S(1)	512	40,996

		$1,496,275

Egypt — 0.3%
Alexandria Mineral Oils Co.	3,300	$32,419
Commercial International Bank	26,300	115,953
Eastern Tobacco	2,550	35,316
Egypt Kuwaiti Holding Co.	35,600	41,642
Egyptian Financial Group-Hermes Holding SAE(1)	11,500	16,618
El Sewedy Cables Holding Co.	2,000	5,694
Ezz Steel	23,000	30,670
Juhayna Food Industries	47,300	56,599
Orascom Construction Industries (OCI)(1)	4,000	133,785
Orascom Telecom Holding SAE(1)	137,000	92,972
Orascom Telecom Media and Technology Holding SAE	173,500	12,264
Sidi Kerir Petrochemicals Co.	16,100	28,740
Talaat Moustafa Group(1)	57,300	32,612
Telecom Egypt	14,500	26,446

		$661,730

Finland — 0.4%
Elisa Oyj	4,673	$88,637
Fortum Oyj	3,112	57,844
Kesko Oyj, Class B	860	25,821
Kone Oyj, Class B	3,760	332,341
Metso Oyj	563	23,197
Nokia Oyj	27,833	93,510
Nokian Renkaat Oyj	461	20,026
Orion Oyj, Class B	3,395	97,565
Pohjola Bank PLC, Class A	474	8,069
Sampo Oyj	4,144	165,822
Stora Enso Oyj	4,761	33,203
UPM-Kymmene Oyj	1,212	12,759
Wartsila Oyj	2,286	112,411

		$1,071,205

France — 1.0%
ADP	957	$86,619
Air Liquide SA	2,799	354,623
Alcatel-Lucent(1)	5,142	7,082
Carrefour SA	1,390	41,282
Christian Dior SA	308	53,758

15	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Compagnie Generale des Etablissements Michelin, Class B	95	$8,033
Dassault Systemes SA	1,313	160,288
Essilor International SA	1,348	151,883
Eutelsat Communications SA	2,656	95,969
France Telecom SA	1,643	17,546
GDF Suez	5,413	116,056
Iliad SA	94	21,510
Imerys SA	335	22,057
L’Oreal SA	521	92,994
Lagardere SCA	967	35,941
LVMH Moet Hennessy Louis Vuitton SA	1,689	292,678
Natixis	3,700	16,219
Pernod-Ricard SA	1,674	207,359
PPR SA	57	12,555
Safran SA	1,774	87,202
Sanofi	1,596	172,552
SES SA	691	21,552
Societe BIC SA	707	75,395
Sodexo	874	73,092
Suez Environnement Co. SA	2,287	32,821
Thales SA	520	22,595
Total SA	1,490	75,002
Unibail-Rodamco SE	90	23,527

		$2,378,190

Germany — 1.0%
Adidas AG	795	$83,131
Bayerische Motoren Werke AG	1,384	127,979
Bayerische Motoren Werke AG, PFC Shares	1,343	93,508
Beiersdorf AG	1,690	153,084
Brenntag AG	97	16,564
Continental AG	166	19,745
Daimler AG	146	8,095
Deutsche Lufthansa AG	814	16,298
Deutsche Post AG	4,373	103,950
Deutsche Telekom AG	4,513	53,453
Fraport AG	277	16,573
Fresenius Medical Care AG & Co. KGaA	261	17,982
Hannover Rueckversicherung AG	307	25,974
Henkel AG & Co. KGaA	815	63,883
Henkel AG & Co. KGaA, PFC Shares	1,502	141,799
Linde AG	3,096	586,208
Salzgitter AG	502	19,759
SAP AG	7,803	622,070
Siemens AG	1,667	174,180
United Internet AG	3,764	103,349
Volkswagen AG, PFC Shares	40	8,123

		$2,455,707

Security	Shares	Value

Greece — 0.0%(2)
OPAP SA	4,064	$40,061

		$40,061

Hong Kong — 0.8%
AAC Technologies Holdings, Inc.	4,000	$19,605
ASM Pacific Technology, Ltd.	2,100	21,671
Bank of East Asia, Ltd.	21,600	89,137
BOC Hong Kong (Holdings), Ltd.	43,500	149,628
Cathay Pacific Airways, Ltd.	44,000	77,555
Cheung Kong Infrastructure Holdings, Ltd.	17,000	123,458
CLP Holdings, Ltd.	16,500	145,537
Hang Seng Bank, Ltd.	18,400	308,446
HKT Trust and HKT, Ltd.	20,000	20,987
Hong Kong & China Gas Co., Ltd.	79,800	240,882
Hopewell Holdings, Ltd.	17,000	65,583
Link REIT (The)	53,500	301,900
MTR Corp., Ltd.	29,500	121,771
PCCW, Ltd.	40,000	20,278
Power Assets Holdings, Ltd.	27,000	264,028
Wing Hang Bank, Ltd.	3,500	36,862

		$2,007,328

Hungary — 0.3%
EGIS Pharmaceuticals PLC	340	$26,871
Magyar Telekom Rt.	54,620	101,022
MOL Hungarian Oil & Gas Rt.	2,690	191,208
OTP Bank Rt.	11,810	246,572
Richter Gedeon Rt.	1,120	166,254

		$731,927

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$26,516
Infosys, Ltd. ADR	4,200	175,308

		$201,824

Indonesia — 0.6%
Adaro Energy Tbk PT	287,500	$36,437
AKR Corporindo Tbk PT	39,000	20,683
Bank Central Asia Tbk PT	90,000	99,618
Bank Mandiri Tbk PT	65,000	70,319
Bank Negara Indonesia Persero Tbk PT	133,000	73,967
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	44,973
Bank Rakyat Indonesia Tbk PT	67,500	65,375
Bumi Resources Tbk PT	560,000	38,712

16	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Energi Mega Persada Tbk PT(1)	1,737,000	$24,369
Gudang Garam Tbk PT	19,500	99,201
Indo Tambangraya Megah Tbk PT	11,000	41,621
Indocement Tunggal Prakarsa Tbk PT	23,500	63,945
Indofood Sukses Makmur Tbk PT	31,500	23,842
Jasa Marga (Persero) Tbk PT	52,500	36,230
Kalbe Farma Tbk PT	645,000	92,388
Lippo Karawaci Tbk PT	274,500	38,152
Media Nusantara Citra Tbk PT	120,000	38,628
Perusahaan Gas Negara Tbk PT	130,000	83,619
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	32,009
Semen Gresik (Persero) Tbk PT	37,500	71,071
Surya Semesta Internusa Tbk PT	156,289	25,452
Tambang Batubara Bukit Asam Tbk PT	19,500	30,605
Telekomunikasi Indonesia Tbk PT	125,000	150,598
Unilever Indonesia Tbk PT	18,500	49,986
United Tractors Tbk PT	37,000	67,673
XL Axiata Tbk PT	76,000	39,880

		$1,459,353

Ireland — 0.3%
Covidien PLC	3,091	$197,329
CRH PLC	5,444	117,229
Eaton Corp. PLC	1,486	91,255
Elan Corp. PLC(1)	4,779	55,318
Kerry Group PLC, Class A	4,984	294,260

		$755,391

Israel — 0.3%
Bank Hapoalim B.M.(1)	21,756	$101,204
Bank Leumi Le-Israel B.M.(1)	27,289	96,996
Bezeq Israeli Telecommunication Corp., Ltd.	50,598	73,494
Delek Group, Ltd.	104	27,420
Elbit Systems, Ltd.	175	7,305
Israel Chemicals, Ltd.	4,485	53,445
Israel Corp., Ltd.	89	57,311
Mellanox Technologies, Ltd.(1)	975	51,078
Mizrahi Tefahot Bank, Ltd.(1)	5,302	54,242
NICE Systems, Ltd.(1)	2,285	81,051
Teva Pharmaceutical Industries, Ltd. ADR	6,968	266,805

		$870,351

Italy — 0.7%
Atlantia SpA	4,869	$87,051
Autogrill SpA	3,445	44,612

Security	Shares	Value

Italy (continued)
Enel Green Power SpA	55,840	$119,119
Enel SpA	5,639	21,808
ENI SpA	25,755	614,679
Finmeccanica SpA(1)	5,684	29,609
Luxottica Group SpA	4,170	215,982
Pirelli & C. SpA	2,428	25,254
Saipem SpA	267	7,577
Snam Rete Gas SpA	43,318	213,173
Telecom Italia SpA	13,750	11,679
Telecom Italia SpA, PFC Shares	37,815	26,263
Tenaris SA	2,416	53,863
Terna Rete Elettrica Nazionale SpA	37,502	175,533

		$1,646,202

Japan — 2.0%
ABC-Mart, Inc.	1,000	$37,460
Air Water, Inc.	2,000	32,385
All Nippon Airways Co., Ltd.	42,000	91,477
Bank of Kyoto, Ltd. (The)	8,000	84,170
Bank of Yokohama, Ltd. (The)	21,000	127,759
Benesse Holdings, Inc.	1,000	44,320
Canon, Inc.	700	25,175
Chiba Bank, Ltd. (The)	12,000	93,176
Chugai Pharmaceutical Co., Ltd.	4,300	107,058
Chugoku Bank, Ltd. (The)	7,000	122,052
Daihatsu Motor Co., Ltd.	6,000	119,020
Electric Power Development Co., Ltd.	600	17,136
Gunma Bank, Ltd. (The)	13,000	82,703
Hachijuni Bank, Ltd. (The)	11,000	74,892
Hamamatsu Photonics K.K.	3,000	123,689
Hirose Electric Co., Ltd.	200	28,758
Hiroshima Bank, Ltd. (The)	17,000	89,617
Hoya Corp.	500	10,018
Isetan Mitsukoshi Holdings, Ltd.	1,100	17,532
ITOCHU Techno-Solutions Corp.	1,000	47,587
Iyo Bank, Ltd. (The)	6,000	62,842
Japan Airlines Co., Ltd.	2,100	106,640
Japan Prime Realty Investment Corp.	7	25,723
Japan Real Estate Investment Corp.	2	26,867
Joyo Bank, Ltd. (The)	3,000	18,441
JX Holdings, Inc.	3,000	16,290
Kamigumi Co., Ltd.	7,000	65,637
Kansai Paint Co., Ltd.	6,000	76,991
Keikyu Corp.	3,000	33,199
Keio Corp.	12,000	103,222
Keyence Corp.	800	253,877

17	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Kintetsu Corp.	8,000	$40,466
Kyowa Hakko Kirin Co., Ltd.	4,000	49,098
Lawson, Inc.	500	39,367
McDonald’s Holdings Co. (Japan), Ltd.	2,600	75,837
Miraca Holdings, Inc.	500	24,933
Mitsubishi Tanabe Pharma Corp.	2,200	33,465
Mizuho Financial Group, Inc.	6,500	14,303
NGK Spark Plug Co., Ltd.	4,000	67,435
Nippon Telegraph & Telephone Corp.	300	14,919
Nishi-Nippon City Bank, Ltd. (The)	16,000	53,376
Nitori Holdings Co., Ltd.	750	56,582
NTT DoCoMo, Inc.	248	410,663
Odakyu Electric Railway Co., Ltd.	12,000	144,516
Ono Pharmaceutical Co., Ltd.	1,800	118,715
Oracle Corp. Japan	800	34,273
Oriental Land Co., Ltd.	1,000	161,670
Osaka Gas Co., Ltd.	12,000	52,008
Rakuten, Inc.	14,329	152,838
Rinnai Corp.	700	55,661
Sankyo Co., Ltd.	600	27,346
Santen Pharmaceutical Co., Ltd.	1,900	95,370
Seven Bank, Ltd.	8,300	29,473
Shimamura Co., Ltd.	700	88,467
Shizuoka Bank, Ltd. (The)	15,000	183,606
Suruga Bank, Ltd.	4,000	70,768
Suzuken Co., Ltd.	1,600	62,305
Sysmex Corp.	200	12,898
Taisho Pharmaceutical Holdings Co., Ltd.	200	14,829
Takashimaya Co., Ltd.	3,000	35,461
Takeda Pharmaceutical Co., Ltd.	500	27,451
Toho Gas Co., Ltd.	11,000	65,586
Tokyo Gas Co., Ltd.	10,000	57,081
TonenGeneral Sekiyu K.K.	10,000	101,054
Tsumura & Co.	800	26,141
Unicharm Corp.	2,600	168,120
USS Co., Ltd.	680	87,233
Yahoo! Japan Corp.	16	8,040
Yakult Honsha Co., Ltd.	600	26,153
Yamaguchi Financial Group, Inc.	3,000	32,580
Yamato Holdings Co., Ltd.	700	13,503

		$4,999,303

Kuwait — 0.3%
Al Ahli Bank of Kuwait KSC	11,235	$21,361
Boubyan Bank KSC(1)	5,750	12,951
Boubyan Petrochemicals Co.	35,000	80,069

Security	Shares	Value

Kuwait (continued)
Burgan Bank SAK	15,750	$32,717
Commercial Bank of Kuwait SAK(1)	10,000	24,522
Gulf Bank(1)	37,537	52,235
Gulf Cable and Electrical Industries Co.	10,000	36,619
Kuwait Finance House KSC	17,380	48,997
Kuwait Foods Co. (Americana)	2,500	16,916
Mabanee Co. SAKC	11,000	45,784
Mobile Telecommunications Co.	45,700	120,635
National Bank of Kuwait SAK	33,037	109,328
National Industries Group Holding(1)	37,700	32,909
Sultan Center Food Products Co.(1)	74,929	31,134

		$666,177

Malaysia — 0.6%
Airasia Bhd	23,600	$22,746
AMMB Holdings Bhd	19,900	43,835
Axiata Group Bhd	24,600	54,769
Batu Kawan Bhd	8,600	51,502
Boustead Holdings Bhd	12,050	20,285
British American Tobacco Malaysia Bhd	2,300	47,900
Dialog Group Bhd	19,700	15,360
Digi.com Bhd	33,100	50,501
Gamuda Bhd	21,900	29,317
Genting Bhd	28,200	97,392
Hong Leong Bank Bhd	3,400	16,165
IJM Corp. Bhd	11,000	19,725
IOI Corp. Bhd	16,300	26,955
Kuala Lumpur Kepong Bhd	9,400	66,648
Lafarge Malayan Cement Bhd	13,500	44,044
Malayan Banking Bhd	16,800	53,148
Maxis Bhd	25,400	56,441
Multi-Purpose Holdings Bhd	23,600	27,327
Parkson Holdings Bhd	30,000	41,604
Petronas Chemicals Group Bhd	25,900	55,602
Petronas Dagangan Bhd	4,400	34,147
PPB Group Bhd	12,300	51,753
Public Bank Bhd	13,900	75,035
Resorts World Bhd	20,400	25,234
RHB Capital Bhd	21,100	58,852
Sapurakencana Petroleum Bhd(1)	56,897	59,497
Sime Darby Bhd	61,600	191,206
Telekom Malaysia Bhd	29,400	53,341
Tenaga Nasional Bhd	17,100	44,122

		$1,434,453

18	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico — 1.1%
Alfa SAB de CV, Series A	66,500	$154,389
America Movil SAB de CV ADR, Series L	22,600	483,188
Bolsa Mexicana de Valores SAB de CV	26,300	71,867
Cemex SAB de CV ADR(1)	14,980	168,527
Coca Cola Femsa SAB de CV ADR	500	80,685
Compartamos SAB de CV	39,900	66,378
Embotelladoras Arca SAB de CV	9,900	81,019
Empresas ICA SAB de CV(1)	12,000	33,009
Fomento Economico Mexicano SA de CV ADR	1,700	192,763
Genomma Lab Internacional SA de CV(1)	9,700	20,946
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	34,728
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,500	31,028
Grupo Bimbo SA de CV, Series A	18,600	60,584
Grupo Carso SA de CV, Series A1	13,600	77,519
Grupo Elektra SA de CV	500	21,593
Grupo Financiero Banorte SAB de CV, Class O	31,500	237,373
Grupo Financiero Inbursa SAB de CV, Class O	51,600	149,671
Grupo Mexico SAB de CV, Series B	36,343	130,469
Grupo Modelo SA de CV, Series C	8,400	76,388
Grupo Televisa SA ADR	3,700	93,684
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	15,512
Industrias CH SAB de CV, Series B(1)	2,200	17,723
Industrias Penoles SA de CV	1,900	79,796
Kimberly-Clark de Mexico SAB de CV, Class A	5,000	17,509
Mexichem SAB de CV	15,232	77,701
Minera Frisco SAB de CV(1)	8,400	35,946
Promotora y Operadora de Infraestructura SAB de CV(1)	5,800	51,746
TV Azteca SAB de CV, Series CPO	39,000	28,875
Wal-Mart de Mexico SAB de CV, Series V	44,900	142,440

		$2,733,056

Morocco — 0.0%(2)
Banque Centrale Populaire	2,600	$57,476

		$57,476

Netherlands — 0.8%
Akzo Nobel NV	3,213	$193,777
ASML Holding NV	5,658	421,028
European Aeronautic Defence and Space Co. NV	2,141	113,113
Gemalto NV	337	27,547
Heineken Holding NV	1,103	66,464
Heineken NV	2,752	194,772
Koninklijke Ahold NV	16,757	264,714
Koninklijke DSM NV	3,509	226,175

Security	Shares	Value

Netherlands (continued)
Koninklijke KPN NV	2,009	$4,210
Koninklijke Vopak NV	1,762	97,575
Orthofix International NV(1)	1,741	56,408
QIAGEN NV(1)	4,612	91,420
Reed Elsevier NV	3,846	62,424
Unilever NV	4,097	174,579

		$1,994,206

New Zealand — 0.1%
Auckland International Airport, Ltd.	39,704	$105,539
Contact Energy, Ltd.(1)	8,594	38,894
Fletcher Building, Ltd.	6,648	50,435
Telecom Corporation of New Zealand, Ltd.	21,189	47,315

		$242,183

Norway — 0.4%
Aker Solutions ASA	4,486	$62,786
Gjensidige Forsikring ASA	2,549	41,107
Norsk Hydro ASA	23,556	110,940
Orkla ASA	5,891	53,121
Seadrill, Ltd.	3,205	123,500
Statoil ASA	12,703	310,987
Telenor ASA	14,392	324,323
Yara International ASA	449	21,091

		$1,047,855

Peru — 0.3%
Alicorp SA	28,800	$107,877
Cia de Minas Buenaventura SA ADR	2,700	54,054
Credicorp, Ltd. ADR	940	141,555
Ferreyros SA	28,063	24,315
Grana y Montero SA	18,300	79,279
Intergroup Financial Services Corp.	500	17,605
Luz del Sur SAA	6,300	22,526
Sociedad Minera Cerro Verde SAA(1)	600	13,980
Southern Copper Corp.	8,672	289,038
Union Andina de Cementos SAA	17,000	25,214
Volcan Cia Minera SA, Class B	66,141	42,542

		$817,985

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	25,600	$35,467
Aboitiz Power Corp.	30,200	27,371
Alliance Global Group, Inc.	46,700	26,926

19	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)
Ayala Corp.	4,000	$62,353
Ayala Land, Inc.	29,200	23,061
Ayala Land, Inc., PFC Shares(3)	65,600	159
Bank of the Philippine Islands	12,700	31,717
International Container Terminal Services, Inc.	9,481	21,200
JG Summit Holding, Inc.	50,500	58,275
Jollibee Foods Corp.	7,800	24,365
Manila Electric Co.	3,700	33,635
Metro Pacific Investments Corp.	263,000	38,928
Philex Mining Corp.	75,900	30,460
Philex Petroleum Corp.(1)	29,500	19,292
Philippine Long Distance Telephone Co.	860	63,561
Puregold Price Club, Inc.	26,800	25,994
Robinsons Land Corp.	40,900	25,570
San Miguel Corp.	9,500	27,920
Semirara Mining Corp.	2,400	17,503
SM Investments Corp.	2,500	69,600
SM Prime Holdings, Inc.	89,500	43,552
Universal Robina Corp.	8,500	24,534

		$731,443

Poland — 0.6%
Agora SA	14,100	$27,763
AmRest Holdings SE(1)	1,400	35,992
Asseco Poland SA	4,530	61,484
Bank Pekao SA	1,780	85,396
Boryszew SA(1)	93,680	13,364
BRE Bank SA(1)	470	51,468
Budimex SA	710	17,388
Cyfrowy Polsat SA(1)	8,634	45,638
Emperia Holding SA	1,350	23,450
Enea SA	4,500	18,522
Eurocash SA	2,480	44,719
Grupa Azoty SA	300	5,786
ING Bank Slaski SA(1)	1,400	39,891
Jastrzebska Spolka Weglowa SA	1,200	31,941
KGHM Polska Miedz SA	2,483	116,827
Lubelski Wegiel Bogdanka SA	1,040	38,652
Netia SA(1)	13,000	17,294
NG2 SA	2,690	62,171
Polish Oil & Gas(1)	26,840	45,380
Polska Grupa Energetyczna SA	25,610	133,094
Polski Koncern Naftowy Orlen SA(1)	4,840	75,151
Powszechna Kasa Oszczednosci Bank Polski SA	13,600	141,617
Powszechny Zaklad Ubezpieczen SA	837	115,448

Security	Shares	Value

Poland (continued)
Tauron Polska Energia SA	47,400	$63,250
Telekomunikacja Polska SA	23,350	52,091
TVN SA	7,240	19,947

		$1,383,724

Portugal — 0.1%
EDP-Energias de Portugal SA	27,367	$94,060
Galp Energia SGPS SA, Class B	2,862	45,869
Jeronimo Martins SGPS SA	3,700	88,253
Portugal Telecom SGPS SA	7,749	40,433

		$268,615

Qatar — 0.3%
Aamal Co. QSC(1)	6,942	$26,934
Doha Bank, Ltd.	3,250	40,343
Gulf International Services QSC	3,900	43,757
Industries Qatar	2,985	141,229
Masraf Al Rayan	11,950	81,857
Qatar Electricity & Water Co.	800	31,417
Qatar Gas Transport Co., Ltd. (NAKILAT)	13,000	56,080
Qatar Islamic Bank	2,500	47,329
Qatar National Bank	3,048	112,999
Qatar National Cement Co.	600	16,457
Qatar National Navigation	1,500	25,678
Qatar Telecom QSC	2,894	91,449

		$715,529

Russia — 1.1%
CTC Media, Inc.	2,300	$28,727
E.ON Russia JSC	607,000	49,016
Etalon Group, Ltd. GDR(1)(4)	4,600	19,780
Federal Grid Co. Unified Energy System JSC(1)	7,226,300	28,154
Federal Hydrogenerating Co. JSC ADR	28,000	47,811
Globaltrans Investment PLC GDR(4)	2,700	38,358
KamAZ(1)	13,000	14,212
LUKOIL OAO ADR	3,700	235,261
Magnit OJSC	970	208,074
Mail.ru Group, Ltd. GDR(4)	1,800	48,643
MMC Norilsk Nickel GDR	6,100	94,158
Mobile TeleSystems OJSC	16,900	149,067
Novolipetsk Steel GDR(4)	2,500	41,739
OAO Gazprom ADR	42,600	339,265
OAO Inter Rao Ues(1)	41,577,400	17,213
Pharmstandard OJSC GDR(1)(4)	2,600	54,366
PIK Group GDR(1)(4)	9,700	19,196

20	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
Rosneft Oil Co. GDR(4)	11,100	$76,130
Rostelecom	22,500	84,385
Sberbank of Russia ADR(1)	33,000	425,922
Severstal OAO GDR(4)	4,600	39,119
Surgutneftegas OJSC ADR	13,600	116,030
Surgutneftegas OJSC, PFC Shares	130,200	92,042
Tatneft ADR	3,000	113,446
Uralkali OJSC GDR(4)	2,000	72,530
VimpelCom, Ltd. ADR	5,800	63,510
VTB Bank OJSC GDR(4)	22,500	70,997
X5 Retail Group NV GDR(1)(4)	2,900	50,866
Yandex NV, Class A(1)	1,300	33,462

		$2,671,479

Singapore — 0.8%
Ascendas Real Estate Investment Trust	46,000	$102,996
CapitaMall Trust	18,000	33,940
ComfortDelGro Corp., Ltd.	14,000	22,589
DBS Group Holdings, Ltd.	35,000	477,444
Oversea-Chinese Banking Corp., Ltd.	36,000	317,807
Singapore Airlines, Ltd.	15,000	135,452
Singapore Press Holdings, Ltd.	34,000	123,218
Singapore Technologies Engineering, Ltd.	18,000	64,423
Singapore Telecommunications, Ltd.	77,000	245,961
StarHub, Ltd.	22,000	84,601
United Overseas Bank, Ltd.	11,000	191,150
UOL Group, Ltd.	17,000	98,704

		$1,898,285

South Africa — 1.1%
ABSA Group, Ltd.	2,300	$37,893
Adcock Ingram Holdings, Ltd.	5,800	39,481
AECI, Ltd.	2,500	27,980
African Bank Investments, Ltd.	12,000	38,137
African Rainbow Minerals, Ltd.	1,000	19,731
Anglo Platinum, Ltd.(1)	800	30,490
AngloGold Ashanti, Ltd.	2,900	55,952
Aveng, Ltd.	14,200	46,689
AVI, Ltd.	7,900	47,527
Barloworld, Ltd.	3,300	34,593
Bidvest Group, Ltd.	4,200	109,318
Capital Property Fund	19,700	25,903
Clicks Group, Ltd.	6,800	43,374
Discovery Holdings, Ltd.	2,400	21,886
FirstRand, Ltd.	17,000	59,145

Security	Shares	Value

South Africa (continued)
Harmony Gold Mining Co., Ltd.	5,600	$28,311
Impala Platinum Holdings, Ltd.	4,286	58,737
Imperial Holdings, Ltd.	1,300	28,819
Kumba Iron Ore, Ltd.	1,000	53,010
Kumba Resources, Ltd.	2,200	34,649
Liberty Holdings, Ltd.	2,300	30,658
Massmart Holdings, Ltd.	2,200	45,615
Mediclinic International, Ltd.	2,800	20,308
MMI Holdings, Ltd.	18,700	47,761
Mondi, Ltd.	1,900	25,559
Mr. Price Group, Ltd.	4,200	60,430
MTN Group, Ltd.	25,600	461,977
Murray & Roberts Holdings, Ltd.(1)	11,600	28,427
Nampak, Ltd.	9,600	35,298
Nedbank Group, Ltd.	2,200	46,779
Netcare, Ltd.	26,000	59,087
Remgro, Ltd.	4,700	94,811
Reunert, Ltd.	5,500	47,873
RMB Holdings, Ltd.	12,000	53,322
Sanlam, Ltd.	11,500	59,004
Sasol, Ltd.	3,800	164,603
Shoprite Holdings, Ltd.	2,100	39,878
Spar Group, Ltd. (The)	3,300	43,577
Standard Bank Group, Ltd.	8,000	100,036
Steinhoff International Holdings, Ltd.(1)	24,600	65,705
Sun International, Ltd.	4,200	51,058
Tiger Brands, Ltd.	1,300	40,491
Truworths International, Ltd.	7,200	71,678
Vodacom Group (Pty), Ltd.	8,900	104,384
Wilson Bayly Holmes-Ovcon, Ltd.	3,100	53,413
Woolworths Holdings, Ltd.	3,700	28,873

		$2,722,230

South Korea — 1.1%
Asiana Airlines, Inc.(1)	3,000	$14,267
BS Financial Group, Inc.	1,100	14,505
Celltrion, Inc.	1,508	43,304
Cheil Industries, Inc.	670	57,804
Cheil Worldwide, Inc.(1)	2,670	66,008
CJ Corp.	300	39,421
Dongbu Insurance Co., Ltd.	1,430	57,774
Hankook Tire Co., Ltd.	1,560	67,969
Hankook Tire Worldwide Co., Ltd.	869	15,808
Hite-Jinro Co., Ltd.	500	14,644
Honam Petrochemical Corp.	270	39,962
Hynix Semiconductor, Inc.(1)	2,810	76,534

21	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Hyundai Glovis Co., Ltd.	290	$48,817
Hyundai Heavy Industries Co., Ltd.	280	51,228
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	53,529
Hyundai Merchant Marine Co., Ltd.(1)	1,080	10,061
Hyundai Motor Co.	540	98,055
Hyundai Steel Co.	700	48,633
Industrial Bank of Korea	4,750	54,440
Kangwon Land, Inc.	1,900	53,773
Korea Electric Power Corp.(1)	2,600	74,964
Korea Zinc Co., Ltd.	170	49,064
Korean Air Lines Co., Ltd.(1)	660	21,180
Korean Reinsurance Co.	4,578	44,932
KT&G Corp.	1,080	77,813
LG Chem, Ltd.	290	68,630
LG Corp.	870	51,897
LG Display Co., Ltd.(1)	1,210	33,110
LG Electronics, Inc.	1,050	84,161
LG Hausys, Ltd.	240	21,495
LIG Insurance Co., Ltd.	2,290	47,114
NHN Corp.	140	37,756
POSCO	500	143,714
S-Oil Corp.	590	47,564
Samsung C&T Corp.	400	21,471
Samsung Electro-Mechanics Co., Ltd.	350	31,363
Samsung Electronics Co., Ltd.	380	525,547
Samsung Engineering Co., Ltd.	370	29,789
Samsung Fine Chemicals Co., Ltd.	470	22,819
Samsung Fire & Marine Insurance Co., Ltd.	200	41,159
Samsung Heavy Industries Co., Ltd.	600	19,143
Samsung Life Insurance Co., Ltd.	600	59,141
Samsung Securities Co., Ltd.	500	23,032
SK Broadband Co., Ltd.(1)	4,000	19,008
SK Chemicals Co., Ltd.	510	21,675
SK Telecom Co., Ltd. ADR	2,400	46,776
TONGYANG Securities, Inc.	9,480	34,028
Woori Finance Holdings Co., Ltd.	6,060	65,618

		$2,690,499

Spain — 0.7%
Abertis Infraestructuras SA	5,095	$95,069
Acerinox SA	3,474	37,487
ACS Actividades de Construccion y Servicios SA	1,151	29,561
Amadeus IT Holding SA, Class A	4,740	139,861
CaixaBank SA	17,440	64,485
Distribuidora Internacional de Alimentacion SA	2,190	16,976
Enagas	5,750	153,129

Security	Shares	Value

Spain (continued)
Ferrovial SA	11,061	$182,976
Grifols SA(1)	2,781	111,630
Iberdrola SA	4,551	24,469
Indra Sistemas SA	3,009	40,485
Industria de Diseno Textil SA	2,491	334,306
International Consolidated Airlines Group SA(1)	13,289	55,979
Red Electrica Corp. SA	1,895	100,736
Repsol SA	4,739	111,104
Telefonica SA	13,336	195,270
Zardoya Otis SA	5,596	78,183

		$1,771,706

Sweden — 0.7%
Atlas Copco AB, Class A	1,107	$29,272
Boliden AB	476	7,602
Elekta AB, Class B	2,411	36,969
Getinge AB, Class B	1,220	36,786
Hennes & Mauritz AB, Class B	6,459	229,382
Holmen AB, Class B	1,988	55,723
Investor AB, Class B	4,712	139,743
Lundin Petroleum AB(1)	1,265	30,417
Millicom International Cellular SA SDR	989	81,231
Nordea Bank AB	22,944	276,086
Scania AB, Class B	1,400	29,941
Skandinaviska Enskilda Banken AB, Class A	12,451	128,088
Skanska AB, Class B	5,621	95,893
SKF AB, Class B	1,705	39,802
Svenska Cellulosa AB, Class B	1,144	29,800
Swedbank AB, Class A	5,776	142,226
Tele2 AB, Class B	6,008	103,092
Telefonaktiebolaget LM Ericsson, Class B	3,788	47,109
TeliaSonera AB	47,592	328,373

		$1,867,535

Switzerland — 1.4%
Actelion, Ltd.(1)	2,081	$127,416
Adecco SA	1,647	88,096
Baloise Holding AG	319	32,881
Coca-Cola HBC AG(1)	2,335	61,297
Garmin, Ltd.	6,197	217,391
Geberit AG	106	25,904
Givaudan SA(1)	54	69,543
Lonza Group AG(1)	582	40,555
Nestle SA	10,043	716,191
Noble Corp.	5,624	210,900

22	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Novartis AG	4,665	$345,339
Roche Holding AG PC	1,439	360,240
Schindler Holding AG	792	115,997
Schindler Holding AG PC	196	29,413
Sonova Holding AG(1)	822	89,547
Sulzer AG	212	36,229
Swatch Group, Ltd. (The), Bearer Shares	209	119,908
Swiss Reinsurance Co., Ltd.	2,908	231,423
Swisscom AG	345	162,502
Transocean, Ltd.	3,988	205,262
Zurich Insurance Group AG(1)	336	93,892

		$3,379,926

Taiwan — 1.1%
Acer, Inc.(1)	73,000	$59,000
Advanced Semiconductor Engineering, Inc.	87,931	76,694
Ambassador Hotel	22,000	21,416
Asia Cement Corp.	30,900	39,235
Asia Optical Co., Inc.(1)	27,000	25,623
Asustek Computer, Inc.	9,000	104,826
AU Optronics Corp.(1)	35,000	16,497
Catcher Technology Co., Ltd.	15,000	76,148
Cathay Financial Holding Co., Ltd.	44,600	60,095
Chang Hwa Commercial Bank	25,520	14,596
Cheng Shin Rubber Industry Co., Ltd.	11,100	37,648
Chimei Innolux Corp.(1)	23,795	14,899
China Airlines, Ltd.(1)	68,178	26,012
China Development Financial Holding Corp.(1)	132,000	36,569
Chinatrust Financial Holding Co., Ltd.	114,540	69,561
Chong Hong Construction Co., Ltd.	6,110	21,141
Chunghwa Telecom Co., Ltd.	33,000	105,339
Compal Electronics, Inc.	104,000	67,368
Delta Electronics, Inc.	7,000	33,585
EVA Airways Corp.(1)	45,000	25,111
Far Eastern Department Stores, Ltd.	30,680	27,159
Far Eastern New Century Corp.	74,740	80,547
Far EasTone Telecommunications Co., Ltd.(1)	31,000	75,525
First Financial Holding Co., Ltd.	31,280	19,268
Formosa Chemicals & Fibre Corp.	30,000	70,331
Formosa Petrochemical Corp.	17,000	46,298
Formosa Plastics Corp.	31,000	75,309
Formosan Rubber Group, Inc.	29,000	23,350
Foxconn International Holdings, Ltd.(1)	100,000	38,667
Foxconn Technology Co., Ltd.	18,900	49,814
Fubon Financial Holding Co., Ltd.	32,496	46,493
Giant Manufacturing Co., Ltd.	6,000	36,022

Security	Shares	Value

Taiwan (continued)
Goldsun Development & Construction Co., Ltd.	63,000	$25,120
Hotai Motor Co., Ltd.	6,000	53,634
Hua Nan Financial Holdings Co., Ltd.	45,177	26,290
Mega Financial Holding Co., Ltd.	45,900	35,433
Nan Ya Plastics Corp.	41,000	81,807
Pou Chen Corp.	21,000	24,788
President Chain Store Corp.	5,000	30,862
Quanta Computer, Inc.	13,000	26,909
Radiant Opto-Electronics Corp.	16,300	66,349
Radium Life Tech Co., Ltd.	32,309	26,932
Ruentex Industries, Ltd.	7,000	16,770
Sanyang Industrial Co., Ltd.(1)	29,000	28,594
Shin Kong Synthetic Fibers Corp.	71,000	22,307
Siliconware Precision Industries Co., Ltd.(1)	71,000	85,166
Sincere Navigation	24,000	22,414
Standard Foods Corp.	10,480	35,907
Synnex Technology International Corp.	33,000	55,879
Taishin Financial Holdings Co., Ltd.	58,835	25,564
Taiwan Cement Corp.	23,000	30,574
Taiwan Cooperative Financial Holding Co., Ltd.	30,692	17,647
Taiwan Fertilizer Co., Ltd.	11,000	26,345
TPK Holding Co., Ltd.	1,887	38,391
TTY Biopharm Co., Ltd.	7,480	24,824
Uni-President Enterprises Corp.	32,170	63,391
United Microelectronics Corp.	222,000	85,072
Waterland Financial Holdings	65,520	23,104
Wei Chuan Food Corp.	21,000	32,778
Wistron Corp.	68,100	69,211
Yageo Corp.(1)	120,000	37,968
Yieh Phui Enterprise	63,240	17,593
Yuanta Financial Holding Co., Ltd.	96,000	48,876
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	24,026
Yulon Motor Co., Ltd.	22,000	37,770

		$2,788,441

Thailand — 0.6%
Advanced Info Service PCL(5)	13,500	$124,421
Airports of Thailand PCL(5)	8,400	41,366
Bangkok Bank PCL(5)	4,600	35,651
Bangkok Dusit Medical Services PCL(5)	2,800	16,129
Bank of Ayudhya PCL(5)	23,400	26,149
Banpu PCL(5)	2,300	26,775
BEC World PCL(5)	15,500	35,417
Berli Jucker PCL(5)	18,000	45,325
Big C Supercenter PCL(5)	4,000	31,523
BTS Group Holdings PCL	50,000	15,426

23	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Central Pattana PCL(5)	8,300	$28,265
Charoen Pokphand Foods PCL(5)	26,500	28,688
CP ALL PCL(5)	54,600	81,920
Electricity Generating PCL(5)	3,800	19,896
Glow Energy PCL(5)	6,700	17,596
Hana Microelectronics PCL(5)	17,700	14,948
IRPC PCL(5)	142,000	19,873
Kasikornbank PCL(5)	10,000	73,710
Krung Thai Bank PCL(5)	29,650	25,099
Land & Houses PCL(5)	82,300	36,790
Minor International PCL(5)	14,000	11,752
PTT Exploration & Production PCL(5)	11,212	58,979
PTT Global Chemical PCL(5)	15,100	37,702
PTT PCL(5)	6,800	75,707
Ratchaburi Electricity Generating Holding PCL(5)	9,000	18,187
Shin Corp. PCL(5)	8,200	24,120
Siam Cement PCL(5)	2,500	42,173
Siam City Cement PCL(5)	1,600	26,626
Siam Commercial Bank PCL(5)	12,600	79,990
Siam Makro PCL(5)	1,900	48,919
Sino Thai Engineering & Construction PCL(5)	45,385	43,358
Thai Beverage PCL	81,000	39,792
Thai Oil PCL(5)	9,000	20,288
Thai Union Frozen Products PCL(5)	11,160	21,491
Thanachart Capital PCL(5)	19,800	32,287
TMB Bank PCL(5)	355,700	33,287
Total Access Communication PCL(5)	13,600	54,306
True Corp. PCL(1)	79,800	23,017

		$1,436,948

Turkey — 0.6%
Akbank TAS	20,100	$105,836
Akenerji Elektrik Uretim AS(1)	32,983	30,772
Anadolu Efes Biracilik ve Malt Sanayii AS	2,200	36,569
Arcelik AS	4,100	31,942
BIM Birlesik Magazalar AS	1,300	66,785
Cimsa Cimento Sanayi ve Ticaret AS	2,500	14,864
Coca-Cola Icecek AS	1,500	41,890
Dogan Sirketler Grubu Holding AS(1)	26,000	17,582
Enka Insaat ve Sanayi AS	12,176	37,685
Eregli Demir ve Celik Fabrikalari TAS	33,980	38,975
Ford Otomotiv Sanayi AS	2,100	29,201
Haci Omer Sabanci Holding AS	11,200	69,810
Ihlas Holding AS(1)	44,800	20,525
Is Gayrimenkul Yatirim Ortakligi AS	23,800	20,884

Security	Shares	Value

Turkey (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	17,100	$19,350
KOC Holding AS	11,120	67,428
Koza Altin Isletmeleri AS	1,100	22,064
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	23,171
Petkim Petrokimya Holding AS(1)	15,600	27,198
Tekfen Holding AS	6,700	26,041
Tupras-Turkiye Petrol Rafinerileri AS	2,400	67,073
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	14,300	59,581
Turk Sise ve Cam Fabrikalari AS	21,446	36,428
Turk Telekomunikasyon AS	8,300	39,373
Turkcell Iletisim Hizmetleri AS(1)	13,700	85,304
Turkiye Garanti Bankasi AS	23,700	131,130
Turkiye Halk Bankasi AS	6,300	68,791
Turkiye Is Bankasi	14,300	55,312
Turkiye Sinai Kalkinma Bankasi AS	11,025	15,890
Turkiye Vakiflar Bankasi TAO	10,500	37,573
Ulker Gida Sanayi ve Ticaret AS	3,300	28,249
Yapi ve Kredi Bankasi AS	11,000	34,185
Yazicilar Holding AS	1,400	16,730

		$1,424,191

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank (PJSC)	46,900	$58,807
Abu Dhabi National Hotels	13,000	6,748
Air Arabia (PJSC)	286,700	76,484
DP World, Ltd.	8,700	133,579
Emaar Properties (PJSC)	71,500	109,425
First Gulf Bank (PJSC)	14,500	58,868
National Bank of Abu Dhabi (PJSC)	59,218	195,102
Ras Al Khaimah Ceramics(1)	82,200	41,895
Union National Bank	64,575	77,258

		$758,166

United Kingdom — 2.1%
Aberdeen Asset Management PLC	5,638	$39,355
Associated British Foods PLC	2,812	84,590
AstraZeneca PLC	7,181	372,845
BAE Systems PLC	3,103	18,124
Barclays PLC	42,205	188,339
BHP Billiton PLC	270	7,596
BP PLC	37,349	270,636
Bunzl PLC	889	17,684
Burberry Group PLC	6,539	136,033
Centrica PLC	49,326	284,500

24	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC	8,171	$107,612
Croda International PLC	328	12,644
Diageo PLC	9,238	282,106
Ensco PLC, Class A	3,550	204,764
Experian PLC	2,418	42,544
GlaxoSmithKline PLC	3,572	92,163
Imperial Tobacco Group PLC	500	17,878
Kingfisher PLC	5,668	27,618
Marks & Spencer Group PLC	7,474	47,574
National Grid PLC	6,991	89,116
Next PLC	3,377	228,915
Prudential PLC	2,356	40,510
Randgold Resources, Ltd.	918	74,269
Reed Elsevier PLC	2,870	33,554
Rexam PLC	17,090	137,223
Rolls-Royce Holdings PLC(1)	6,990	122,879
Rolls-Royce Holdings PLC, PFC Shares(1)	831,810	1,292
Royal Dutch Shell PLC, Class A	12,039	409,871
Royal Dutch Shell PLC, Class B	12,322	432,224
Sage Group PLC (The)	23,023	120,793
Schroders PLC	596	21,646
Serco Group PLC	9,667	93,031
Severn Trent PLC	307	8,701
Shire PLC	5,068	157,979
SSE PLC	1,270	30,749
Subsea 7 SA	2,947	63,621
Tesco PLC	33,875	192,680
Tullow Oil PLC	6,718	104,718
Unilever PLC	603	26,126
United Utilities Group PLC	1,376	15,852
Vodafone Group PLC	86,902	265,164
Whitbread PLC	1,934	76,883
WM Morrison Supermarkets PLC	45,638	207,115

		$5,209,516

United States — 30.4%
3M Co.	5,120	$536,115
A.O. Smith Corp.	271	20,442
Abaxis, Inc.	716	30,566
Abbott Laboratories	4,090	151,003
AbbVie, Inc.	4,085	188,114
Accenture PLC, Class A	3,716	302,631
Acorda Therapeutics, Inc.(1)	2,871	113,605
Actavis, Inc.(1)	734	77,606
Activision Blizzard, Inc.	14,368	214,802
Acuity Brands, Inc.	418	30,497

Security	Shares	Value

United States (continued)
Advance Auto Parts, Inc.	215	$18,034
Advanced Energy Industries, Inc.(1)	178	3,022
Advisory Board Co. (The)(1)	845	41,532
AGL Resources, Inc.	5,240	229,774
Air Products and Chemicals, Inc.	3,420	297,403
Airgas, Inc.	2,281	220,459
Akamai Technologies, Inc.(1)	501	21,999
Alaska Air Group, Inc.(1)	652	40,189
Alere, Inc.(1)	1,048	26,913
Alexion Pharmaceuticals, Inc.(1)	412	40,376
Allergan, Inc.	1,480	168,054
ALLETE, Inc.	5,812	298,446
Alliant Energy Corp.	254	13,592
Allied World Assurance Co. Holdings, Ltd.	261	23,701
Altera Corp.	1,303	41,709
Altria Group, Inc.	13,558	495,003
Amazon.com, Inc.(1)	743	188,581
Amdocs, Ltd.	1,060	37,842
Ameren Corp.	6,012	217,935
American Capital Agency Corp.	6,368	212,118
American Electric Power Co., Inc.	4,304	221,355
American Express Co.	2,133	145,919
American Greetings Corp.	1,423	26,240
American States Water Co.	747	41,444
American Tower Corp.	1,269	106,583
American Water Works Co., Inc.	843	35,305
AmerisourceBergen Corp.	4,664	252,416
Amgen, Inc.	3,896	406,002
Amsurg Corp.(1)	2,208	74,100
Analog Devices, Inc.	7,463	328,297
Analogic Corp.	311	24,718
Annaly Capital Management, Inc.	12,775	203,634
AOL, Inc.(1)	2,076	80,217
Aon PLC	1,847	111,466
Apache Corp.	799	59,030
Apple, Inc.	683	302,398
Applied Industrial Technologies, Inc.	1,936	81,796
Applied Materials, Inc.	7,027	101,962
Applied Micro Circuits Corp.(1)	443	3,305
AptarGroup, Inc.	3,942	221,146
Aqua America, Inc.	2,857	90,653
Arbitron, Inc.	1,588	74,144
Arch Capital Group, Ltd.(1)	1,291	68,500
Ares Capital Corp.	11,448	207,896
Argo Group International Holdings, Ltd.	1,765	73,159
Arthur J. Gallagher & Co.	1,506	63,930

25	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Ascena Retail Group, Inc.(1)	684	$12,654
Ascent Capital Group, Inc., Series A(1)	880	58,511
Associated Banc-Corp.	2,471	35,261
Astoria Financial Corp.	1,769	16,965
AT&T, Inc.	21,931	821,535
ATMI, Inc.(1)	1,089	23,686
Atmos Energy Corp.	625	27,731
Automatic Data Processing, Inc.	6,690	450,505
AutoNation, Inc.(1)	435	19,797
AutoZone, Inc.(1)	257	105,136
Avago Technologies, Ltd.	536	17,131
Avista Corp.	8,161	228,916
Avon Products, Inc.	10,236	237,066
Axis Capital Holdings, Ltd.	1,105	49,316
AZZ, Inc.	1,018	43,051
Badger Meter, Inc.	95	4,150
Balchem Corp.	310	13,435
Banco Latinoamericano de Comercio Exterior SA, Class E	936	21,238
Bank of Hawaii Corp.	5,139	245,079
Bank of the Ozarks, Inc.	480	19,646
BankUnited, Inc.	3,804	96,431
Banner Corp.	95	3,104
Baxter International, Inc.	2,906	203,042
BB&T Corp.	1,872	57,601
Becton, Dickinson and Co.	2,223	209,629
Bemis Co., Inc.	5,275	207,571
Berkshire Hathaway, Inc., Class B(1)	3,221	342,457
Bio Reference Labs, Inc.(1)	808	20,604
Biogen Idec, Inc.(1)	259	56,703
BioMarin Pharmaceutical, Inc.(1)	519	34,046
BioMed Realty Trust, Inc.	9,328	209,973
Black Hills Corp.	1,679	78,728
Blackbaud, Inc.	2,611	76,528
Bob Evans Farms, Inc.	658	28,518
Boeing Co. (The)	2,429	222,035
Boston Private Financial Holdings, Inc.	2,240	21,594
Bristol-Myers Squibb Co.	10,112	401,649
Bristow Group, Inc.	1,092	69,014
Broadridge Financial Solutions, Inc.	8,402	211,562
Brookline Bancorp, Inc.	365	3,066
Brown and Brown, Inc.	1,635	50,669
Buffalo Wild Wings, Inc.(1)	272	24,480
Bunge, Ltd.	880	63,545
C.H. Robinson Worldwide, Inc.	604	35,872
Cablevision Systems Corp.	13,792	204,949
Cabot Microelectronics Corp.(1)	1,811	60,687

Security	Shares	Value

United States (continued)
California Water Service Group	1,648	$33,042
Campbell Soup Co.	8,137	377,638
Capitol Federal Financial, Inc.	17,274	204,524
Cardinal Health, Inc.	4,895	216,457
Carnival Corp.	6,055	208,958
Cash America International, Inc.	371	16,187
Celgene Corp.(1)	2,185	257,983
CenturyLink, Inc.	10,022	376,527
Cerner Corp.(1)	1,940	187,734
CH Energy Group, Inc.	293	19,036
Charles River Laboratories(1)	1,062	46,186
Cheesecake Factory, Inc. (The)	534	21,264
Chemed Corp.	237	19,344
Chemical Financial Corp.	534	13,243
Chesapeake Lodging Trust	3,061	72,423
Chevron Corp.	5,306	647,385
Chimera Investment Corp.	63,400	209,220
Chipotle Mexican Grill, Inc.(1)	358	130,022
Cincinnati Financial Corp.	4,443	217,307
Cinemark Holdings, Inc.	7,091	219,041
Cirrus Logic, Inc.(1)	889	17,167
City Holding Co.	521	19,892
City National Corp.	1,034	59,176
Clean Harbors, Inc.(1)	866	49,336
Clorox Co. (The)	2,998	258,578
Coca-Cola Co. (The)	14,317	606,039
Cogent Communications Group, Inc.	1,139	32,621
Cognizant Technology Solutions Corp., Class A(1)	1,007	65,254
Colgate-Palmolive Co.	1,800	214,938
Colony Financial, Inc.	854	19,044
Columbia Banking System, Inc.	563	12,088
Comerica, Inc.	2,539	92,039
Comfort Systems USA, Inc.	269	3,451
Commerce Bancshares, Inc.	141	5,656
Compass Minerals International, Inc.	2,686	232,446
ConAgra Foods, Inc.	5,866	207,480
Concho Resources, Inc.(1)	45	3,876
CONMED Corp.	2,192	68,675
ConocoPhillips	7,373	445,698
Consolidated Edison, Inc.	1,719	109,414
Copa Holdings SA, Class A	1,206	151,449
Corporate Executive Board Co. (The)	80	4,509
Costar Group, Inc.(1)	320	34,691
Costco Wholesale Corp.	3,299	357,711
Covanta Holding Corp.	13,638	272,760
Credit Acceptance Corp.(1)	192	19,263

26	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Cree, Inc.(1)	606	$34,281
Cullen/Frost Bankers, Inc.	777	46,939
Cummins, Inc.	297	31,598
CVR Energy, Inc.(3)	122	0
CVS Caremark Corp.	4,032	234,582
Darden Restaurants, Inc.	4,493	231,974
Delta Air Lines, Inc.(1)	2,450	41,993
Deluxe Corp.	758	28,910
Devon Energy Corp.	4,139	227,893
Dime Community Bancshares, Inc.	239	3,411
Discovery Communications, Inc., Class A(1)	1,133	89,303
Dollar Tree, Inc.(1)	318	15,124
Dominion Resources, Inc.	6,157	379,764
Donaldson Co., Inc.	148	5,384
Dow Chemical Co. (The)	6,287	213,192
Dr Pepper Snapple Group, Inc.	4,439	216,756
DSW, Inc., Class A	62	4,099
DTE Energy Co.	282	20,552
Duke Energy Corp.	4,847	364,494
E.I. du Pont de Nemours & Co.	7,292	397,487
eBay, Inc.(1)	2,377	124,531
Ecolab, Inc.	2,439	206,388
Electronics for Imaging, Inc.(1)	3,063	81,843
Eli Lilly & Co.	8,132	450,350
EMC Corp.(1)	1,209	27,118
EMCOR Group, Inc.	999	37,363
Emerson Electric Co.	3,074	170,638
Endurance Specialty Holdings, Ltd.	422	20,665
Energen Corp.	4,020	190,628
EnPro Industries, Inc.(1)	539	26,562
Enstar Group, Ltd.(1)	607	77,144
Entergy Corp.	3,305	235,415
Erie Indemnity Co.	207	16,471
ESCO Technologies, Inc.	2,519	90,608
Everest Re Group, Ltd.	692	93,413
Exelon Corp.	6,087	228,323
Expeditors International of Washington, Inc.	3,213	115,443
Exxon Mobil Corp.	9,171	816,127
Family Dollar Stores, Inc.	1,027	63,027
Fastenal Co.	688	33,746
FedEx Corp.	1,462	137,443
Fidelity National Information Services, Inc.	2,258	94,949
First Cash Financial Services, Inc.(1)	448	23,059
First Citizens BancShares, Inc.	21	3,915
First Commonwealth Financial Corp.	2,296	16,416
First Financial Bankshares, Inc.	1,930	95,361

Security	Shares	Value

United States (continued)
First Horizon National Corp.	4,074	$42,370
First Midwest Bancorp, Inc.	1,278	16,039
First Niagara Financial Group, Inc.	5,011	47,655
FirstEnergy Corp.	5,044	235,050
Fiserv, Inc.(1)	1,110	101,132
Flushing Financial Corp.	237	3,598
Foot Locker, Inc.	669	23,328
Forward Air Corp.	1,084	39,989
Franklin Electric Co., Inc.	554	17,933
Frontier Communications Corp.	68,923	286,720
FTI Consulting, Inc.(1)	578	19,143
Gartner, Inc.(1)	906	52,412
General Dynamics Corp.	2,974	219,957
General Electric Co.	8,819	196,576
General Mills, Inc.	7,186	362,318
Genesco, Inc.(1)	287	17,665
Genuine Parts Co.	2,661	203,114
Gilead Sciences, Inc.(1)	412	20,864
Global Payments, Inc.	2,476	114,886
Golar LNG, Ltd.	5,907	197,412
Google, Inc., Class A(1)	574	473,303
Government Properties Income Trust	2,609	67,964
Granite Construction, Inc.	1,060	29,330
Greatbatch, Inc.(1)	748	20,899
Greif, Inc., Class A	3,888	187,285
GulfMark Offshore, Inc., Class A	556	23,141
H&R Block, Inc.	7,274	201,781
Halliburton Co.	1,149	49,143
Hancock Holding Co.	96	2,618
Hanger Orthopedic Group, Inc.(1)	598	18,173
Hasbro, Inc.	4,699	222,592
Hatteras Financial Corp.	7,321	200,083
Hawaiian Electric Industries Co.	8,187	231,692
Health Care REIT, Inc.	3,120	233,906
HeartWare International, Inc.(1)	378	36,742
HEICO Corp.	1,398	61,526
Hershey Co. (The)	849	75,697
Hillenbrand, Inc.	10,294	258,688
Hittite Microwave Corp.(1)	593	33,273
HollyFrontier Corp.	1,816	89,801
Hologic, Inc.(1)	891	18,150
Home BancShares, Inc.	131	5,203
Home Depot, Inc. (The)	6,177	453,083
Honeywell International, Inc.	2,739	201,426
Hospitality Properties Trust	7,783	228,898
Howard Hughes Corp. (The)(1)	581	54,835

27	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Hubbell, Inc., Class B	303	$29,076
Hyatt Hotels Corp.(1)	446	19,035
IBERIABANK Corp.	578	26,368
ICF International, Inc.(1)	619	16,781
ICG Group, Inc.(1)	1,883	22,351
ICU Medical, Inc.(1)	542	32,656
IDACORP, Inc.	407	20,028
IDEX Corp.	526	27,368
IHS, Inc.(1)	182	17,732
Illinois Tool Works, Inc.	3,750	242,100
Integrys Energy Group, Inc.	3,832	235,898
Intel Corp.	26,364	631,418
International Business Machines Corp.	3,575	724,081
International Flavors & Fragrances, Inc.	2,732	210,883
International Paper Co.	4,567	214,558
Intersil Corp.	4,056	31,475
Investors Bancorp, Inc.	1,430	28,314
IPC The Hospitalist Co., Inc.(1)	70	3,193
Iron Mountain, Inc.	5,795	219,399
Isis Pharmaceuticals, Inc.(1)	2,198	49,213
ITC Holdings Corp.	89	8,208
J&J Snack Foods Corp.	717	53,789
J.B. Hunt Transport Services, Inc.	68	4,833
j2 Global, Inc.	2,000	81,400
Jack Henry & Associates, Inc.	5,130	238,032
Jack in the Box, Inc.(1)	2,086	74,783
JetBlue Airways Corp.(1)	6,734	46,397
JM Smucker Co. (The)	2,138	220,706
Johnson & Johnson	8,174	696,670
Jones Lang LaSalle, Inc.	750	74,265
JoS. A. Bank Clothiers, Inc.(1)	435	19,001
Kaiser Aluminum Corp.	534	33,642
Kellogg Co.	4,933	320,842
KeyCorp	5,730	57,128
Kimberly-Clark Corp.	2,311	238,472
Kinder Morgan, Inc.	10,738	419,856
Kirby Corp.(1)	273	20,445
Kohl’s Corp.	1,036	48,754
Kraft Foods Group, Inc.	1,041	53,601
L-3 Communications Holdings, Inc.	2,561	208,081
L.B. Foster Co., Class A	65	2,870
Laboratory Corp. of America Holdings(1)	564	52,655
Laclede Group, Inc. (The)	85	3,970
Lam Research Corp.(1)	491	22,694
Landstar System, Inc.	65	3,553
Leggett & Platt, Inc.	6,275	202,306

Security	Shares	Value

United States (continued)
Lennox International, Inc.	972	$60,264
Liberty Property Trust, Inc.	5,243	225,397
Lindsay Corp.	930	71,443
Linear Technology Corp.	5,510	201,115
Lions Gate Entertainment Corp.(1)	4,428	109,859
Live Nation, Inc.(1)	312	3,941
LivePerson, Inc.(1)	524	6,718
Lockheed Martin Corp.	2,234	221,367
Loews Corp.	1,444	64,503
Lowe’s Companies, Inc.	2,669	102,543
LTC Properties, Inc.	1,803	83,840
M&T Bank Corp.	1,088	109,018
Mack-Cali Realty Corp.	7,197	199,861
Madison Square Garden Co. (The)(1)	1,273	76,724
Manhattan Associates, Inc.(1)	254	17,833
Marathon Oil Corp.	8,652	282,661
Marathon Petroleum Corp.	4,541	355,833
Marsh & McLennan Cos., Inc.	3,173	120,606
Martin Marietta Materials, Inc.	722	72,915
MasterCard, Inc., Class A	337	186,337
Mattel, Inc.	4,767	217,661
Maxim Integrated Products, Inc.	6,847	211,778
MAXIMUS, Inc.	806	64,230
McCormick & Co., Inc.	878	63,163
McDonald’s Corp.	6,314	644,912
McGraw-Hill Cos., Inc. (The)	1,835	99,292
McKesson Corp.	3,254	344,338
MDC Holdings, Inc.	765	28,764
MeadWestvaco Corp.	5,621	193,812
Medicines Co. (The)(1)	888	29,979
Medtronic, Inc.	4,482	209,220
Men’s Wearhouse, Inc. (The)	473	15,846
Merck & Co., Inc.	11,246	528,562
Mercury General Corp.	5,506	251,679
Meredith Corp.	6,972	270,653
MFA Financial, Inc.	22,496	208,538
MGE Energy, Inc.	1,364	76,179
Microchip Technology, Inc.	7,127	259,565
Microsoft Corp.	19,767	654,288
Minerals Technologies, Inc.	932	37,867
Mondelez International, Inc., Class A	10,238	321,985
Monsanto Co.	1,925	205,629
Morningstar, Inc.	230	15,182
Motorola Solutions, Inc.	3,241	185,385
MTS Systems Corp.	439	26,757
Mueller Industries, Inc.	843	43,651

28	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Murphy Oil Corp.	4,785	$297,101
MWI Veterinary Supply, Inc.(1)	182	21,423
MYR Group, Inc.(1)	151	3,443
National Fuel Gas Co.	69	4,328
National Health Investors, Inc.	289	19,143
National Healthcare Corp.	397	18,433
National Oilwell Varco, Inc.	493	32,153
National Retail Properties, Inc.	5,830	231,334
Nektar Therapeutics(1)	3,830	41,517
Neogen Corp.(1)	384	19,519
Neustar, Inc., Class A(1)	1,008	44,221
New Jersey Resources Corp.	412	19,446
New York Community Bancorp, Inc.	18,719	253,642
Newmont Mining Corp.	11,736	380,246
NextEra Energy, Inc.	2,168	177,841
NIC, Inc.	1,775	29,891
Noble Energy, Inc.	1,803	204,262
Nordstrom, Inc.	1,981	112,105
Norfolk Southern Corp.	2,760	213,679
Northeast Utilities	1,364	61,830
Northern Trust Corp.	2,242	120,889
Northrop Grumman Corp.	3,026	229,189
NorthStar Realty Finance Corp.	9,360	93,319
Northwest Bancshares, Inc.	1,264	15,484
NorthWestern Corp.	2,125	91,418
NPS Pharmaceuticals, Inc.(1)	322	4,324
Nucor Corp.	4,465	194,763
NVR, Inc.(1)	37	38,110
O’Reilly Automotive, Inc.(1)	301	32,303
Occidental Petroleum Corp.	3,650	325,799
Oceaneering International, Inc.	3,238	227,210
OGE Energy Corp.	1,366	98,939
Olin Corp.	8,267	199,813
Omnicare, Inc.	523	22,892
Omnicell, Inc.(1)	750	13,515
Omnicom Group, Inc.	4,975	297,356
Oneok, Inc.	1,792	92,037
OpenTable, Inc.(1)	392	21,713
Oracle Corp.	2,106	69,035
Oritani Financial Corp.	251	3,883
Packaging Corp. of America	4,784	227,527
PacWest Bancorp	170	4,714
Panera Bread Co., Class A(1)	253	44,839
Papa John’s International, Inc.(1)	88	5,544
Parker Hannifin Corp.	758	67,136
PartnerRe, Ltd.	469	44,245

Security	Shares	Value

United States (continued)
Patterson Cos., Inc.	5,461	$207,245
Paychex, Inc.	8,266	300,965
Penn National Gaming, Inc.(1)	436	25,528
PennyMac Mortgage Investment Trust	1,550	39,138
People’s United Financial, Inc.	25,746	338,817
Pepco Holdings, Inc.	9,978	225,503
PepsiCo, Inc.	7,244	597,413
Perrigo Co.	160	19,106
Pfizer, Inc.	19,245	559,452
Philip Morris International, Inc.	5,638	538,936
Phillips 66	1,807	110,137
Piedmont Natural Gas Co., Inc.	1,147	39,491
Pinnacle Financial Partners, Inc.(1)	706	17,135
Pinnacle West Capital Corp.	3,632	221,189
Pitney Bowes, Inc.	13,710	187,416
Platinum Underwriters Holdings, Ltd.	1,020	57,885
PNC Financial Services Group, Inc. (The)	2,013	136,642
PNM Resources, Inc.	251	6,027
Portland General Electric Co.	180	5,805
Power Integrations, Inc.	543	22,486
PPG Industries, Inc.	413	60,769
PPL Corp.	6,847	228,553
Praxair, Inc.	3,932	449,428
Prestige Brands Holdings, Inc.(1)	2,876	77,508
priceline.com, Inc.(1)	265	184,437
Pricesmart, Inc.	293	26,144
Procter & Gamble Co.	8,360	641,797
Provident Financial Services, Inc.	968	14,839
Public Service Enterprise Group, Inc.	6,168	225,810
Quest Diagnostics, Inc.	3,643	205,210
Rackspace Hosting, Inc.(1)	363	17,497
Ralph Lauren Corp.	202	36,679
Raytheon Co.	3,614	221,827
RBC Bearings, Inc.(1)	730	35,113
Realty Income Corp.	4,635	236,246
Red Robin Gourmet Burgers, Inc.(1)	583	28,200
Regal Entertainment Group	12,643	226,815
Regal-Beloit Corp.	1,222	96,074
Regeneron Pharmaceuticals, Inc.(1)	232	49,912
RenaissanceRe Holdings, Ltd.	605	56,803
Republic Services, Inc.	9,200	313,536
Retail Opportunity Investments Corp.	2,403	35,588
Reynolds American, Inc.	6,296	298,556
Rockwell Automation, Inc.	283	23,993
Rockwell Collins, Inc.	3,283	206,566
Ross Stores, Inc.	632	41,756

29	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Royal Gold, Inc.	1,000	$55,580
RPM International, Inc.	6,525	211,410
RR Donnelley & Sons Co.	20,835	256,479
RTI International Metals, Inc.(1)	124	3,598
Ryman Hospitality Properties	645	28,677
Safeway, Inc.	8,001	180,183
SAIC, Inc.	16,186	241,819
SBA Communications Corp., Class A(1)	993	78,437
SCANA Corp.	4,148	224,822
Schlumberger, Ltd.	4,448	331,065
Scholastic Corp.	469	12,874
Scotts Miracle-Gro Co. (The), Class A	5,971	270,785
Seattle Genetics, Inc.(1)	1,072	39,610
Selective Insurance Group, Inc.	3,029	70,969
SemGroup Corp., Class A(1)	520	26,962
Sempra Energy	2,702	223,861
Semtech Corp.(1)	1,185	38,003
Senior Housing Properties Trust	7,915	225,023
Sherwin-Williams Co. (The)	1,337	244,818
Sigma-Aldrich Corp.	459	36,119
Signature Bank(1)	1,328	95,098
Sonoco Products Co.	6,019	210,906
South Jersey Industries, Inc.	983	60,651
Southern Co. (The)	10,732	517,604
Southwest Airlines Co.	10,734	147,056
Southwest Gas Corp.	640	32,429
Spectra Energy Corp.	17,755	559,815
St. Jude Medical, Inc.	1,397	57,584
Standex International Corp.	316	16,716
Stanley Black & Decker, Inc.	840	62,840
Staples, Inc.	15,230	201,645
Starbucks Corp.	3,438	209,168
Stericycle, Inc.(1)	940	101,821
Stryker Corp.	3,539	232,088
SVB Financial Group(1)	62	4,409
Sysco Corp.	9,286	323,710
Targa Resources Corp.	1,170	76,939
Target Corp.	2,875	202,860
Techne Corp.	3,410	218,717
TECO Energy, Inc.	11,877	227,207
Teekay Corp.	6,967	248,025
Teleflex, Inc.	2,529	197,591
Tesoro Corp.	935	49,929
Tetra Tech, Inc.(1)	1,285	33,783
Texas Capital Bancshares, Inc.(1)	504	20,997
Texas Industries, Inc.(1)	575	36,616

Security	Shares	Value

United States (continued)
Texas Instruments, Inc.	6,216	$225,081
Texas Roadhouse, Inc.	1,171	27,519
TFS Financial Corp.(1)	2,168	23,566
Thomson Reuters Corp.	9,242	309,515
Tidewater, Inc.	4,208	220,710
Time Warner, Inc.	2,805	167,683
TJX Companies, Inc. (The)	7,988	389,575
Toro Co. (The)	482	21,695
Total System Services, Inc.	8,455	199,707
Towers Watson & Co., Class A	885	64,534
Tredegar Corp.	1,164	34,454
Trex Co., Inc.(1)	90	4,381
Trustmark Corp.	3,459	84,918
Tyco International, Ltd.	611	19,625
Tyler Technologies, Inc.(1)	1,390	87,904
U.S. Bancorp	6,533	217,418
UGI Corp.	1,894	77,616
UIL Holdings Corp.	310	12,908
Umpqua Holdings Corp.	1,733	20,796
Union Pacific Corp.	2,248	332,614
United Bankshares, Inc.	2,103	53,227
United Parcel Service, Inc., Class B	7,087	608,348
United Technologies Corp.	4,583	418,382
United Therapeutics Corp.(1)	358	23,907
UnitedHealth Group, Inc.	7,194	431,136
Universal Corp.	4,370	251,494
URS Corp.	1,580	69,394
Valero Energy Corp.	6,005	242,122
Valmont Industries, Inc.	389	56,689
Valspar Corp. (The)	409	26,102
Vectren Corp.	5,974	224,383
VeriSign, Inc.(1)	2,079	95,780
Verisk Analytics, Inc., Class A(1)	126	7,723
Verizon Communications, Inc.	15,115	814,850
Viacom, Inc., Class B	2,332	149,225
Visa, Inc., Class A	2,381	401,103
Vistaprint NV(1)	466	19,013
Vitamin Shoppe, Inc.(1)	274	13,467
W.W. Grainger, Inc.	334	82,321
Wal-Mart Stores, Inc.	7,598	590,517
Walgreen Co.	6,362	314,983
Walt Disney Co. (The)	333	20,926
Washington Federal, Inc.	2,109	36,212
Washington Post Co., Class B	662	293,491
Waste Connections, Inc.	2,011	76,317
Waste Management, Inc.	14,799	606,463

30	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Watsco, Inc.	560	$47,253
Webster Financial Corp.	146	3,412
WellPoint, Inc.	3,238	236,115
Wendy’s Co. (The)	3,955	22,504
Westamerica Bancorporation	1,558	67,602
Westar Energy, Inc.	6,375	222,870
Western Alliance Bancorp(1)	1,256	18,476
Western Refining, Inc.	1,219	37,679
WGL Holdings, Inc.	629	29,072
White Mountains Insurance Group, Ltd.	31	17,928
Williams Cos., Inc.	7,089	270,304
Windstream Corp.	25,966	221,230
World Fuel Services Corp.	608	24,654
WPX Energy, Inc.(1)	758	11,848
Xilinx, Inc.	1,855	70,323
Yahoo! Inc.(1)	3,584	88,632
Yum! Brands, Inc.	4,124	280,927
Zions Bancorporation	2,563	63,101

		$75,180,511

Total Common Stocks (identified cost $133,539,113)		$150,638,251

Equity-Linked Securities(6) — 1.1%

Security	Maturity Date	Shares	Value

India(7) — 1.1%
Adani Enterprises Ltd.	11/2/16	7,600	$30,628
Adani Ports and Special Economic Zone	11/2/16	14,900	39,783
Apollo Hospitals Enterprises Ltd.	11/2/16	1,900	29,336
Asian Paints Ltd.	8/17/16	200	17,304
Axis Bank Ltd.	10/8/14	2,600	72,020
Bajaj Auto Ltd.	7/29/16	700	24,364
Bank of Baroda	9/29/14	2,700	34,169
Bharat Forge Ltd.	11/2/16	4,200	17,871
Bharat Heavy Electricals Ltd.	9/29/14	13,100	45,915
Bharti Airtel Ltd.	9/29/14	18,800	110,450
Cairn India Ltd.	9/29/14	10,500	59,902
Cipla Ltd.	9/29/14	3,000	22,680
Coal India Ltd.	11/2/16	12,000	70,800
Colgate-Palmolive (India) Ltd.	10/1/14	1,300	35,419
Divi’s Laboratories Ltd.	11/2/16	1,200	23,880
DLF Ltd.	11/2/16	8,400	36,834
Essar Oil Ltd.	11/2/16	28,700	44,054
Federal Bank Ltd.	7/29/16	5,000	41,350

Security	Maturity Date	Shares	Value

India(7) (continued)
GAIL India Ltd.	4/6/16	8,100	$52,407
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	500	20,945
Glenmark Pharmaceuticals Ltd.	11/2/16	2,000	18,010
Gujarat State Petronet Ltd.	11/2/16	16,300	20,375
Hero Motocorp Ltd.	10/8/14	1,300	39,591
Hindalco Industries Ltd.	6/30/16	19,100	33,998
Hindustan Petroleum Corp., Ltd.	10/13/14	4,800	26,832
Hindustan Unilever Ltd.	10/1/14	9,900	107,167
Hindustan Zinc Ltd.	10/13/14	11,300	24,860
IDBI Bank Ltd.	11/2/16	28,400	46,292
Idea Cellular Ltd.	11/2/16	12,200	28,914
IFCI Ltd.	10/13/14	94,100	51,755
Indiabulls Financial Services Ltd.	11/2/16	9,200	46,322
Indian Oil Corp., Ltd.	4/26/16	10,700	58,475
IndusInd Bank Ltd.	12/15/14	3,800	33,041
Infrastructure Development Finance Company Ltd.	10/8/14	22,400	63,168
ITC Ltd.	9/29/14	12,600	77,868
Jaiprakash Associates Ltd.	10/13/14	17,200	23,736
Jindal Steel and Power Ltd. JSPL	9/29/14	6,800	38,318
Kotak Mahindra Bank Ltd.	10/13/14	4,600	60,099
Larsen & Toubro Ltd.	11/4/14	2,200	60,973
Lupin Ltd.	11/2/16	2,000	25,790
Mahindra & Mahindra Ltd.	10/15/14	3,700	61,179
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	22,555
Nestle India, Ltd.	9/8/15	400	36,868
NMDC Ltd.	11/2/16	14,500	33,350
NTPC Ltd.	4/26/16	28,500	82,650
Oil and Natural Gas Corp., Ltd.	4/26/16	17,700	105,669
Oil India Ltd.	11/2/16	2,050	20,562
Power Finance Co.	7/27/15	10,200	36,516
Power Grid Corp. of India Ltd.	11/16/15	17,900	36,695
Reliance Infrastructure Ltd.	4/26/16	3,900	26,813
Reliance Power Ltd.	11/2/16	9,700	12,756
Shriram Transport Finance Co.	9/24/14	1,600	21,904
Siemens Ltd.	11/2/16	3,200	32,320
Sun Pharmaceutical Industries Ltd.	4/26/16	2,600	45,721
Tata Chemicals Ltd.	6/30/16	5,500	32,780
Tata Consultancy Services Ltd.	10/13/14	4,000	101,760
Tata Power Co., Ltd.	4/26/16	12,900	22,511
Tata Steel Ltd.	10/13/14	5,500	30,553
Union Bank of India Ltd.	7/29/16	6,800	30,498
United Breweries Ltd.	11/2/16	2,200	29,865
Wipro Ltd.	10/13/14	8,200	58,841
Yes Bank Ltd.	11/2/16	5,900	54,722

			$2,652,783

31	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

Kuwait(8) — 0.0%(2)
Al Safwa Group Holding Co. KSC(1)(3)	11/15/13	160,000	$3,680
Kuwait Foods Co. (Americana)	11/15/13	2,500	19,358
National Mobile Telecommunications Co. KSC	1/7/14	2,500	16,984

			$40,022

Total Equity-Linked Securities (identified cost $2,615,620)			$2,692,805

Rights(1) — 0.0%(2)

Security	Shares	Value

Koninklijke KPN NV, Exp. 5/14/13	2,009	$2,699

Total Rights (identified cost $8,320)		$2,699

Short-Term Investments — 35.8%

U.S. Treasury Obligations — 22.2%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/13	$12,500	$12,499,987
U.S. Treasury Bill, 0.00%, 10/17/13(9)	20,000	19,992,720
U.S. Treasury Bill, 0.00%, 1/9/14	12,500	12,492,100
U.S. Treasury Bill, 0.00%, 3/6/14(9)	10,000	9,991,640

Total U.S. Treasury Obligations (identified cost $54,959,583)		$54,976,447

Other — 13.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(10)	$33,515	$33,514,983

Total Other (identified cost $33,514,983)		$33,514,983

Total Short-Term Investments (identified cost $88,474,566)		$88,491,430

Total Investments — 97.8% (identified cost $224,637,619)		$241,825,185

Other Assets, Less Liabilities — 2.2%		$5,365,183

Net Assets — 100.0%		$247,190,368

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $531,724 or 0.2% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $2,692,805 or 1.1% of the Portfolio’s net assets.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

32	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	70.6%	$174,562,466
Euro	5.6	13,750,588
Hong Kong Dollar	2.2	5,361,899
British Pound Sterling	2.0	5,002,428
Japanese Yen	2.0	4,999,303
Australian Dollar	1.1	2,753,036
New Taiwan Dollar	1.1	2,749,774
South African Rand	1.1	2,722,230
Swiss Franc	1.1	2,685,076
South Korean Won	1.1	2,643,723
Other currency, less than 1% each	9.9	24,594,662

Total Investments	97.8%	$241,825,185

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.0%	$27,187,824
Industrials	7.0	17,292,853
Consumer Staples	6.8	16,794,422
Consumer Discretionary	6.2	15,209,651
Information Technology	5.7	14,218,974
Energy	5.7	14,191,529
Health Care	5.6	13,748,618
Materials	5.5	13,710,740
Utilities	4.8	11,769,947
Telecommunication Services	3.7	9,209,197
Short-Term Investments	35.8	88,491,430

Total Investments	97.8%	$241,825,185

33	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $191,122,636)	$208,310,202
Affiliated investment, at value (identified cost, $33,514,983)	33,514,983
Cash	6,077
Restricted cash*	6,472,070
Foreign currency, at value (identified cost, $248,708)	250,953
Dividends receivable	319,567
Interest receivable from affiliated investment	3,223
Receivable for investments sold	42,084
Receivable for open forward foreign currency exchange contracts	1,565,698
Receivable for closed forward foreign currency exchange contracts	29,403
Receivable for open swap contracts	2,630,037
Receivable for closed swap contracts	572,174
Tax reclaims receivable	62,121
Total assets	$253,778,592

Liabilities
Payable for investments purchased	$43,409
Payable for variation margin on open financial futures contracts	1,035,474
Payable for closed forward foreign currency exchange contracts	1,109
Payable for open swap contracts	3,829,454
Payable for closed swap contracts	1,404,145
Payable to affiliates:
Investment adviser fee	204,852
Trustees’ fees	884
Accrued foreign capital gains taxes	2,521
Accrued expenses	66,376
Total liabilities	$6,588,224
Net Assets applicable to investors’ interest in Portfolio	$247,190,368

Sources of Net Assets
Investors’ capital	$234,347,094
Net unrealized appreciation	12,843,274
Total	$247,190,368

*	Represents restricted cash on deposit at the broker for open derivative contracts.

34	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends (net of foreign taxes, $122,503)	$1,994,135
Interest	43,929
Interest allocated from affiliated investment	22,757
Expenses allocated from affiliated investment	(2,225)
Total investment income	$2,058,596

Expenses
Investment adviser fee	$1,271,567
Trustees’ fees and expenses	5,517
Custodian fee	238,994
Legal and accounting services	56,166
Miscellaneous	4,040
Total expenses	$1,576,284
Deduct —
Reduction of custodian fee	$39
Total expense reductions	$39

Net expenses	$1,576,245

Net investment income	$482,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $836)	$5,213,455
Investment transactions allocated from affiliated investment	781
Financial futures contracts	(4,508,134)
Swap contracts	(4,728,535)
Foreign currency and forward foreign currency exchange contract transactions	(742,186)
Net realized loss	$(4,764,619)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,309)	$10,789,987
Financial futures contracts	(7,381,532)
Swap contracts	(972,459)
Foreign currency and forward foreign currency exchange contracts	1,683,355
Net change in unrealized appreciation (depreciation)	$4,119,351

Net realized and unrealized loss	$(645,268)

Net decrease in net assets from operations	$(162,917)

35	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$482,351	$800,316
Net realized loss from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(4,764,619)	(7,744,264)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	4,119,351	8,723,923
Net increase (decrease) in net assets from operations	$(162,917)	$1,779,975
Capital transactions —
Contributions	$8,073,288	$286,927,481
Withdrawals	(24,425,482)	(25,001,977)
Net increase (decrease) in net assets from capital transactions	$(16,352,194)	$261,925,504

Net increase (decrease) in net assets	$(16,515,111)	$263,705,479

Net Assets
At beginning of period	$263,705,479	$—
At end of period	$247,190,368	$263,705,479

36	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.24	%(2)	1.30	%(3)
Net investment income	0.38	%(2)	0.56%
Portfolio Turnover	23	%(4)	22%

Total Return	(0.11	)%(4)	1.60%

Net assets, end of period (000’s omitted)	$247,190		$263,705

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.

(4)	Not annualized.

37	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Market Neutral Portfolio (formerly, Eaton Vance Parametric Structured Absolute Return Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Parametric Market Neutral Fund (formerly, Eaton Vance Parametric Structured Absolute Return Fund) held an interest of 67.5%, 4.9% and 22.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $19,965,934 or 8.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends

38

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with

39

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

L  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. Pursuant to sub-advisory agreements, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio and the Subsidiary. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $1,271,567 or 1.00% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,606,814 and $53,931,078, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$224,991,867

Gross unrealized appreciation	$20,929,519
Gross unrealized depreciation	(4,096,201)

Net unrealized appreciation	$16,833,318

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

40

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation

5/23/13	Australian Dollar 13,042,413	United States Dollar 13,412,427	State Street Bank and Trust Co.	$87,231
5/23/13	British Pound Sterling 8,700,306	United States Dollar 13,269,969	State Street Bank and Trust Co.	242,766
5/23/13	Canadian Dollar 13,641,960	United States Dollar 13,290,946	State Street Bank and Trust Co.	243,326
5/23/13	Euro 10,290,105	United States Dollar 13,462,030	State Street Bank and Trust Co.	91,255
5/23/13	Israeli Shekel 48,397,981	United States Dollar 13,312,240	State Street Bank and Trust Co.	177,770
5/23/13	Japanese Yen 1,318,764,109	United States Dollar 13,293,323	State Street Bank and Trust Co.	235,869
5/23/13	New Zealand Dollar 15,777,386	United States Dollar 13,281,403	State Street Bank and Trust Co.	222,889
5/23/13	Norwegian Krone 78,375,918	United States Dollar 13,464,802	State Street Bank and Trust Co.	116,412
5/23/13	Singapore Dollar 16,629,355	United States Dollar 13,446,990	State Street Bank and Trust Co.	54,221
5/23/13	Swedish Krona 88,160,199	United States Dollar 13,517,729	State Street Bank and Trust Co.	79,013
5/23/13	Swiss Franc 12,625,859	United States Dollar 13,566,711	State Street Bank and Trust Co.	14,946

				$1,565,698

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/13	71 E-mini MSCI EAFE Index	Short	$(5,902,762)	$(6,179,840)	$(277,078)
6/13	179 E-mini MSCI Emerging Markets Index	Short	(9,322,800)	(9,307,105)	15,695
6/13	903 E-mini S&P 500 Index	Short	(70,050,160)	(71,887,830)	(1,837,670)
6/13	1,801 United States Dollar Index	Long	149,945,797	147,334,407	(2,611,390)

					$(4,710,443)

41

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$28,934,125	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA- 0.32%	10/31/13	$(38)
Bank of America	23,694,965	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA+0.07%	10/31/13	226
Merrill Lynch International	48,634,920	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	5/15/13	107,925
Merrill Lynch International	3,515,098	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	5/15/13	(259,809)
Merrill Lynch International	3,926,473	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	5/15/13	(206,600)
Merrill Lynch International	1,977,240	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	5/15/13	(196,958)
Merrill Lynch International	3,814,590	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	5/15/13	(176,697)
Merrill Lynch International	3,983,971	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	5/15/13	(149,263)
Merrill Lynch International	1,928,464	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	5/15/13	(88,192)
Merrill Lynch International	944,606	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	5/15/13	(46,413)
Merrill Lynch International	927,661	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	5/15/13	(41,132)
Merrill Lynch International	1,052,334	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	5/15/13	(37,474)
Merrill Lynch International	1,961,988	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30	5/15/13	(32,380)
Merrill Lynch International	3,737,309	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	5/15/13	(30,424)
Merrill Lynch International	1,872,544	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	5/15/13	(24,576)

42

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$1,897,474	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27%	5/15/13	$(22,172)
Merrill Lynch International	906,854	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	5/15/13	(20,549)
Merrill Lynch International	964,704	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	5/15/13	(13,671)
Merrill Lynch International	1,984,362	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	5/15/13	1,840
Merrill Lynch International	929,775	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	5/15/13	4,594
Merrill Lynch International	1,856,118	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	5/15/13	5,827
Merrill Lynch International	2,101,062	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	5/15/13	63,392
Merrill Lynch International	2,488,909	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	5/15/13	77,472
Merrill Lynch International	933,603	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	5/15/13	85,460
Merrill Lynch International	2,204,717	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	5/15/13	93,069
Merrill Lynch International	4,301,116	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	5/15/13	381,018
Merrill Lynch International	89,991,654	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15	9/11/13	(2,078,795)
Merrill Lynch International	8,104,249	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	9/11/13	(188,135)

43

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$4,164,648	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20%	9/11/13	$(114,127)
Merrill Lynch International	1,991,750	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	9/11/13	(47,591)
Merrill Lynch International	3,996,331	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	9/11/13	(38,265)
Merrill Lynch International	3,964,343	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	9/11/13	(11,500)
Merrill Lynch International	7,518,216	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	9/11/13	(4,693)
Merrill Lynch International	1,859,749	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	9/11/13	3,772
Merrill Lynch International	7,485,796	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	9/11/13	22,070
Merrill Lynch International	3,684,071	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	9/11/13	27,611
Merrill Lynch International	3,797,970	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30	9/11/13	30,651
Merrill Lynch International	2,004,137	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	9/11/13	32,229
Merrill Lynch International	2,134,219	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	9/11/13	38,426
Merrill Lynch International	1,854,846	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	9/11/13	40,183

44

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$3,835,834	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27%	9/11/13	$50,589
Merrill Lynch International	1,735,198	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	9/11/13	94,458
Merrill Lynch International	1,849,865	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	9/11/13	98,704
Merrill Lynch International	7,081,714	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	9/11/13	110,819
Merrill Lynch International	3,702,667	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	9/11/13	147,746
Merrill Lynch International	3,346,612	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	9/11/13	171,693
Merrill Lynch International	3,273,429	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	9/11/13	186,880
Merrill Lynch International	3,759,661	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	9/11/13	211,684
Merrill Lynch International	7,085,373	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	9/11/13	239,333
Merrill Lynch International	7,700,873	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	9/11/13	302,366

							$(1,199,417)

45

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $3,830,563. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $5,186,161 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $4,797,312, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $2,629,811. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $3,203,000, due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Commodity

Net unrealized appreciation*	$15,695	$—	$—
Receivable for open forward foreign currency exchange contracts	—	1,565,698	—
Receivable for open swap contracts	226	—	2,629,811

Total Asset Derivatives	$15,921	$1,565,698	$2,629,811

Net unrealized appreciation*	$(2,114,748)	$(2,611,390)	$—
Payable for open swap contracts	(38)	—	(3,829,416)

Total Liability Derivatives	$(2,114,786)	$(2,611,390)	$(3,829,416)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

46

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Equity Price	Foreign Exchange	Commodity

Net realized gain (loss) —
Financial futures contracts	$(6,562,779)	$2,054,645	$—
Swap contracts	(5,331,295)	—	602,760
Foreign currency and forward foreign currency exchange contract transactions	—	(721,802)	—

Total	$(11,894,074)	$1,332,843	$602,760

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$(4,342,900)	$(3,038,632)	$—
Swap contracts	(45)	—	(972,414)
Foreign currency and forward foreign currency exchange contracts	—	1,680,659	—

Total	$(4,342,945)	$(1,357,973)	$(972,414)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $168,760,000, $80,220,000 and $205,295,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

47

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$726,854	$25,970,230	$159	$26,697,243
Developed Europe	1,268,132	25,825,856	—	27,093,988
Developed Middle East	266,805	603,546	—	870,351
Emerging Europe	522,941	6,367,457	—	6,890,398
Latin America	8,324,452	—	—	8,324,452
Middle East/Africa	—	5,581,308	—	5,581,308
North America	75,180,511	—	0	75,180,511

Total Common Stocks	$86,289,695	$64,348,397 **	$159	$150,638,251

Equity-Linked Securities	$—	$2,689,125	$3,680	$2,692,805
Rights	2,699	—	—	2,699
Short-Term Investments —
U.S. Treasury Obligations	—	54,976,447	—	54,976,447
Other	—	33,514,983	—	33,514,983

Total Investments	$86,292,394	$155,528,952	$3,839	$241,825,185
Forward Foreign Currency Exchange Contracts	$—	$1,565,698	$—	$1,565,698
Futures Contracts	15,695	—	—	15,695
Swap Contracts	—	2,630,037	—	2,630,037

Total	$86,308,089	$159,724,687	$3,839	$246,036,615

Liability Description

Futures Contracts	$(4,726,138)	$—	$—	$(4,726,138)
Swap Contracts	—	(3,829,454)	—	(3,829,454)

Total	$(4,726,138)	$(3,829,454)	$—	$(8,555,592)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

9  Name Change

Effective March 1, 2013, the name of Parametric Market Neutral Portfolio was changed from Parametric Structured Absolute Return Portfolio.

48

Parametric Market Neutral Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

49

Parametric Market Neutral Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Market Neutral Fund (formerly Eaton Vance Parametric Structured Absolute Return Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Parametric Market Neutral Portfolio (formerly Parametric Structured Absolute Return Portfolio) (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”) and the sub-advisory agreement of the Fund with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, as well as the sub-advisory agreement of the Portfolio with the Sub-advisers, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements (together, the “advisory agreements”) for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Portfolio’s investment strategy. The Board also considered the abilities and experience of the Sub-adviser’s personnel in making investments in long and short exposures to equity securities, commodities and currency markets, including U.S., international and emerging markets equities, and derivative instruments linked to equities, commodities and currencies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

50

Parametric Market Neutral Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates, payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR and the Sub-adviser pursuant to a separate investment advisory agreement and sub-advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund, the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which applicable Advisers and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

51

Parametric Market Neutral Fund

April 30, 2013

Officers and Trustees

Officers of Parametric Market Neutral Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Parametric Market Neutral Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Market Neutral Fund and Parametric Market Neutral Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser of Parametric Market Neutral Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Parametric Market Neutral Portfolio and Parametric Market Neutral Fund

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Investment Adviser and Administrator of Parametric Market Neutral Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5797-6/13	PPASARSRC

Eaton Vance Strategic Income Fund Semiannual Report April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

The SEC and CFTC have not yet adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Therefore, additional information that may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds cannot be currently determined.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Strategic Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Strategic Income Fund

April 30, 2013

Performance1,2

Portfolio Managers Eric A. Stein, CFA and Kathleen C. Gaffney, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	3.57%	6.96%	6.53%	6.72%
Class A with 4.75% Maximum Sales Charge	—	—	–1.39	1.92	5.50	6.20
Class B at NAV	11/26/1990	11/26/1990	3.26	6.15	5.70	5.92
Class B with 5% Maximum Sales Charge	—	—	–1.74	1.15	5.38	5.92
Class C at NAV	05/25/1994	11/26/1990	3.26	6.15	5.70	5.92
Class C with 1% Maximum Sales Charge	—	—	2.26	5.15	5.70	5.92
Class I at NAV	04/03/2009	11/26/1990	3.70	7.23	6.70	6.80
Class R at NAV	08/03/2009	11/26/1990	3.44	6.69	6.35	6.63
Barclays U.S. Aggregate Bond Index	—	—	0.90%	3.68%	5.72%	5.04%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.15%	1.90%	1.90%	0.90%	1.40%

Fund Profile4

Portfolio Allocation (% of net assets)

Asset Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Strategic Income Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class I and Class R is linked to Class A.

[3]	Source: Fund prospectus.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets. See Statement of Assets and Liabilities for details.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2013, the Board approved a change in the Fund’s investment policy to increase the limit on investing in equity securities from 10% to 20% of net assets.

3

Eaton Vance

Strategic Income Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,035.70	$5.75	1.14%
Class B	$1,000.00	$1,032.60	$9.58	1.90%
Class C	$1,000.00	$1,032.60	$9.58	1.90%
Class I	$1,000.00	$1,037.00	$4.50	0.89%
Class R	$1,000.00	$1,034.40	$7.01	1.39%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.71	1.14%
Class B	$1,000.00	$1,015.40	$9.49	1.90%
Class C	$1,000.00	$1,015.40	$9.49	1.90%
Class I	$1,000.00	$1,020.40	$4.46	0.89%
Class R	$1,000.00	$1,017.90	$6.95	1.39%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Strategic Income Fund

April 30, 2013

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets

Bond Portfolio (identified cost, $101,263,703)	$104,221,979	3.7%
Boston Income Portfolio (identified cost, $340,538,692)	378,731,556	13.4
Emerging Markets Local Income Portfolio (identified cost, $76,287,244)	87,987,774	3.1
Floating Rate Portfolio (identified cost, $378,560,417)	400,853,521	14.1
Global Macro Absolute Return Advantage Portfolio (identified cost, $292,198,402)	295,973,322	10.4
Global Macro Portfolio (identified cost, $436,082,810)	478,073,675	16.9
Global Opportunities Portfolio (identified cost, $536,741,641)	559,165,786	19.7
High Income Opportunities Portfolio (identified cost, $127,721,386)	146,414,256	5.2
International Income Portfolio (identified cost, $225,579,136)	228,482,597	8.1
Senior Debt Portfolio (identified cost, $106,478,566)	108,597,311	3.8
Short Duration High Income Portfolio (identified cost, $45,216,885)	46,101,661	1.6
Short-Term U.S. Government Portfolio (identified cost, $11,623)	105,107	0.0 (1)

Total Investments in Affiliated Portfolios (identified cost $2,666,680,505)	$2,834,708,545	100.0%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/13	$802,496	$802,496	0.0	%(1)

Total Short-Term Investments (identified cost $802,496)(2)		$802,496	0.0	%(1)

Total Investments (identified cost $2,667,483,001)		$2,835,511,041	100.0%

Other Assets, Less Liabilities		$(1,301,539)	0.0	%(1)

Net Assets		$2,834,209,502	100.0%

(1)	Amount is less than 0.05%.

(2)	Cost for federal income taxes is the same.

5	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments in affiliated Portfolios, at value (identified cost, $2,666,680,505)	$2,834,708,545
Investments in unaffiliated securities, at value (identified cost, $802,496)	802,496
Receivable for Fund shares sold	7,160,765
Total assets	$2,842,671,806

Liabilities
Payable for Fund shares redeemed	$6,923,326
Distributions payable	3,067
Payable to affiliates:
Investment adviser fee	510
Distribution and service fees	1,082,509
Trustees’ fees	42
Accrued expenses	452,850
Total liabilities	$8,462,304
Net Assets	$2,834,209,502

Sources of Net Assets
Paid-in capital	$2,625,289,376
Accumulated net realized gain from Portfolios	56,501,208
Accumulated distributions in excess of net investment income	(15,609,122)
Net unrealized appreciation from Portfolios	168,028,040
Total	$2,834,209,502

Class A Shares
Net Assets	$1,410,055,514
Shares Outstanding	170,873,261
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.25
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.66

Class B Shares
Net Assets	$96,661,615
Shares Outstanding	12,414,127
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.79

Class C Shares
Net Assets	$866,947,612
Shares Outstanding	111,300,970
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.79

Class I Shares
Net Assets	$458,234,297
Shares Outstanding	55,603,048
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.24

Class R Shares
Net Assets	$2,310,464
Shares Outstanding	279,613
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest income	$66
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $341,375)	73,359,385
Dividends allocated from affiliated Portfolios (net of foreign taxes, $23,437)	624,121
Expenses allocated from affiliated Portfolios	(11,465,049)
Total investment income	$62,518,523

Expenses
Investment adviser fee	$4,039
Distribution and service fees
Class A	1,800,317
Class B	507,005
Class C	4,314,603
Class R	4,228
Trustees’ fees and expenses	250
Custodian fee	26,273
Transfer and dividend disbursing agent fees	887,490
Legal and accounting services	52,844
Printing and postage	156,490
Registration fees	74,396
Miscellaneous	14,888
Total expenses	$7,842,823

Net investment income	$54,675,700

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a gain of $809,640 from precious metals)	$25,002,463
Securities sold short	(2,268,708)
Futures contracts	(171,508)
Swap contracts	(8,586,375)
Forward commodity contracts	262,311
Foreign currency and forward foreign currency exchange contract transactions	6,873,891
Net realized gain	$21,112,074
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease of $18,619,257 from precious metals)	$13,387,022
Written options	880,795
Securities sold short	(2,570,889)
Futures contracts	914,955
Swap contracts	8,890,865
Forward commodity contracts	718,930
Foreign currency and forward foreign currency exchange contracts	85,114
Net change in unrealized appreciation (depreciation)	$22,306,792

Net realized and unrealized gain	$43,418,866

Net increase in net assets from operations	$98,094,566

7	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$54,675,700	$119,127,737
Net realized gain from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	21,112,074	29,594,359
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	22,306,792	30,497,932
Net increase in net assets from operations	$98,094,566	$179,220,028
Distributions to shareholders —
From net investment income
Class A	$(33,233,421)	$(55,242,154)
Class B	(1,953,299)	(3,246,928)
Class C	(16,673,379)	(23,619,196)
Class I	(10,550,214)	(15,727,245)
Class R	(37,109)	(44,011)
From net realized gain
Class A	—	(19,311,752)
Class B	—	(1,598,354)
Class C	—	(11,317,566)
Class I	—	(5,075,697)
Class R	—	(15,479)
Total distributions to shareholders	$(62,447,422)	$(135,198,382)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$159,060,947	$310,680,086
Class B	1,218,016	4,785,152
Class C	68,909,795	145,047,311
Class I	107,374,592	203,579,906
Class R	1,186,386	888,408
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	31,317,806	68,455,982
Class B	1,619,433	3,820,313
Class C	14,256,114	28,724,354
Class I	7,774,633	15,092,923
Class R	36,194	58,603
Cost of shares redeemed
Class A	(284,504,797)	(613,041,480)
Class B	(9,948,594)	(22,673,867)
Class C	(104,576,387)	(202,531,286)
Class I	(101,580,349)	(186,230,315)
Class R	(453,961)	(574,171)
Net asset value of shares exchanged
Class A	5,124,702	16,099,171
Class B	(5,124,702)	(16,099,171)
Net decrease in net assets from Fund share transactions	$(108,310,172)	$(243,918,081)

Net decrease in net assets	$(72,663,028)	$(199,896,435)

Net Assets
At beginning of period	$2,906,872,530	$3,106,768,965
At end of period	$2,834,209,502	$2,906,872,530

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(15,609,122)	$(7,837,400)

8	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011	2010		2009	2008
Net asset value — Beginning of period	$8.150		$8.030		$8.210	$7.950		$6.940	$8.020

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.336		$0.296	$0.299		$0.368	$0.402
Net realized and unrealized gain (loss)	0.122		0.163		(0.076)	0.388		1.062	(0.929)

Total income (loss) from operations	$0.288		$0.499		$0.220	$0.687		$1.430	$(0.527)

Less Distributions
From net investment income	$(0.188)		$(0.283)		$(0.400)	$(0.427)		$(0.420)	$(0.537)
From net realized gain	—		(0.096)		—	—		—	—
Tax return of capital	—		—		—	—		—	(0.016)

Total distributions	$(0.188)		$(0.379)		$(0.400)	$(0.427)		$(0.420)	$(0.553)

Net asset value — End of period	$8.250		$8.150		$8.030	$8.210		$7.950	$6.940

Total Return(2)	3.57	%(3)	6.38%		2.71%	8.83%		21.38%	(7.09)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,410,056		$1,480,803		$1,676,019	$1,679,836		$1,410,612	$760,072
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.14	%(6)	1.15%		1.08%	1.01%		1.08%	1.04%
Net investment income	4.07	%(6)	4.18%		3.63%	3.68%		5.05%	5.19%
Portfolio Turnover of the Fund(7)	12	%(3)	23%		8%	19%		11%	14%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.	15%		33%	13%
Portfolio Turnover of Bond Portfolio	20	%(3)(8)	N.A.		N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Boston Income Portfolio	32	%(3)	64%		70%	75%		74%	54%
Portfolio Turnover of Emerging Markets Local Income Portfolio	14	%(3)	24%		16%	17%		26%	38%
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%		56%	39%		35%	7%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(3)	91%		50%	7	%(9)	N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	41	%(3)	39%		33%	19%		25%	26%
Portfolio Turnover of Global Opportunities Portfolio	43	%(3)	17%		10%	18	%(10)	N.A.	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	32	%(3)	76%		78%	79%		72%	48%
Portfolio Turnover of International Income Portfolio	27	%(3)	37%		31%	45%		28%	14%
Portfolio Turnover of Senior Debt Portfolio	21	%(3)	37%		N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short Duration High Income Portfolio	56	%(3)	50	%(11)	N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(3)	15%		6%	26%		34%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(8)	For the period from the Portfolio’s start of business, January 31, 2013, to April 30, 2013.

(9)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(10)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(11)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

9	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011	2010		2009	2008
Net asset value — Beginning of period	$7.690		$7.570		$7.750	$7.500		$6.570	$7.590

Income (Loss) From Operations
Net investment income(1)	$0.128		$0.260		$0.221	$0.226		$0.295	$0.331
Net realized and unrealized gain (loss)	0.120		0.160		(0.080)	0.374		0.982	(0.881)

Total income (loss) from operations	$0.248		$0.420		$0.141	$0.600		$1.277	$(0.550)

Less Distributions
From net investment income	$(0.148)		$(0.204)		$(0.321)	$(0.350)		$(0.347)	$(0.456)
From net realized gain	—		(0.096)		—	—		—	—
Tax return of capital	—		—		—	—		—	(0.014)

Total distributions	$(0.148)		$(0.300)		$(0.321)	$(0.350)		$(0.347)	$(0.470)

Net asset value — End of period	$7.790		$7.690		$7.570	$7.750		$7.500	$6.570

Total Return(2)	3.26	%(3)	5.67%		1.83%	8.14%		20.08%	(7.73)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$96,662		$107,632		$136,050	$162,476		$163,073	$151,015
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.90	%(6)	1.90%		1.83%	1.76%		1.83%	1.79%
Net investment income	3.32	%(6)	3.43%		2.88%	2.95%		4.32%	4.50%
Portfolio Turnover of the Fund(7)	12	%(3)	23%		8%	19%		11%	14%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.	15%		33%	13%
Portfolio Turnover of Bond Portfolio	20	%(3)(8)	N.A.		N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Boston Income Portfolio	32	%(3)	64%		70%	75%		74%	54%
Portfolio Turnover of Emerging Markets Local Income Portfolio	14	%(3)	24%		16%	17%		26%	38%
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%		56%	39%		35%	7%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(3)	91%		50%	7	%(9)	N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	41	%(3)	39%		33%	19%		25%	26%
Portfolio Turnover of Global Opportunities Portfolio	43	%(3)	17%		10%	18	%(10)	N.A.	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	32	%(3)	76%		78%	79%		72%	48%
Portfolio Turnover of International Income Portfolio	27	%(3)	37%		31%	45%		28%	14%
Portfolio Turnover of Senior Debt Portfolio	21	%(3)	37%		N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short Duration High Income Portfolio	56	%(3)	50	%(11)	N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(3)	15%		6%	26%		34%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(8)	For the period from the Portfolio’s start of business, January 31, 2013, to April 30, 2013.

(9)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(10)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(11)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

10	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011	2010		2009	2008
Net asset value — Beginning of period	$7.690		$7.580		$7.750	$7.510		$6.570	$7.600

Income (Loss) From Operations
Net investment income(1)	$0.127		$0.260		$0.222	$0.224		$0.296	$0.325
Net realized and unrealized gain (loss)	0.121		0.150		(0.071)	0.366		0.991	(0.885)

Total income (loss) from operations	$0.248		$0.410		$0.151	$0.590		$1.287	$(0.560)

Less Distributions
From net investment income	$(0.148)		$(0.204)		$(0.321)	$(0.350)		$(0.347)	$(0.457)
From net realized gain	—		(0.096)		—	—		—	—
Tax return of capital	—		—		—	—		—	(0.013)

Total distributions	$(0.148)		$(0.300)		$(0.321)	$(0.350)		$(0.347)	$(0.470)

Net asset value — End of period	$7.790		$7.690		$7.580	$7.750		$7.510	$6.570

Total Return(2)	3.26	%(3)	5.53%		1.96%	8.00%		20.24%	(7.85)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$866,948		$877,526		$892,991	$780,986		$618,431	$399,865
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.90	%(6)	1.90%		1.83%	1.76%		1.83%	1.79%
Net investment income	3.32	%(6)	3.43%		2.88%	2.92%		4.31%	4.43%
Portfolio Turnover of the Fund(7)	12	%(3)	23%		8%	19%		11%	14%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.	15%		33%	13%
Portfolio Turnover of Bond Portfolio	20	%(3)(8)	N.A.		N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Boston Income Portfolio	32	%(3)	64%		70%	75%		74%	54%
Portfolio Turnover of Emerging Markets Local Income Portfolio	14	%(3)	24%		16%	17%		26%	38%
Portfolio Turnover of Floating Rate Portfolio	21	%(3)	42%		56%	39%		35%	7%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(3)	91%		50%	7	%(9)	N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	41	%(3)	39%		33%	19%		25%	26%
Portfolio Turnover of Global Opportunities Portfolio	43	%(3)	17%		10%	18	%(10)	N.A.	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	32	%(3)	76%		78%	79%		72%	48%
Portfolio Turnover of International Income Portfolio	27	%(3)	37%		31%	45%		28%	14%
Portfolio Turnover of Senior Debt Portfolio	21	%(3)	37%		N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short Duration High Income Portfolio	56	%(3)	50	%(11)	N.A.	N.A.		N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(3)	15%		6%	26%		34%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(8)	For the period from the Portfolio’s start of business, January 31, 2013, to April 30, 2013.

(9)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(10)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(11)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2009(1)
			2012		2011	2010
Net asset value — Beginning of period	$8.140		$8.020		$8.200	$7.930		$6.870

Income (Loss) From Operations
Net investment income(2)	$0.175		$0.356		$0.316	$0.312		$0.237
Net realized and unrealized gain (loss)	0.123		0.163		(0.077)	0.403		1.077

Total income from operations	$0.298		$0.519		$0.239	$0.715		$1.314

Less Distributions
From net investment income	$(0.198)		$(0.303)		$(0.419)	$(0.445)		$(0.254)
From net realized gain	—		(0.096)		—	—		—

Total distributions	$(0.198)		$(0.399)		$(0.419)	$(0.445)		$(0.254)

Net asset value — End of period	$8.240		$8.140		$8.020	$8.200		$7.930

Total Return(3)	3.70	%(4)	6.66%		2.95%	9.23%		19.36	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$458,234		$439,393		$400,587	$238,933		$64,614
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.89	%(7)	0.90%		0.84%	0.76%		0.83	%(7)
Net investment income	4.31	%(7)	4.43%		3.89%	3.84%		5.31	%(7)
Portfolio Turnover of the Fund(8)	12	%(4)	23%		8%	19%		11	%(9)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.	15%		33	%(9)
Portfolio Turnover of Bond Portfolio	20	%(4)(10)	N.A.		N.A.	N.A.		N.A.
Portfolio Turnover of Boston Income Portfolio	32	%(4)	64%		70%	75%		74	%(11)
Portfolio Turnover of Emerging Markets Local Income Portfolio	14	%(4)	24%		16%	17%		26	%(11)
Portfolio Turnover of Floating Rate Portfolio	21	%(4)	42%		56%	39%		35	%(11)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(4)	91%		50%	7	%(12)	N.A.
Portfolio Turnover of Global Macro Portfolio	41	%(4)	39%		33%	19%		25	%(11)
Portfolio Turnover of Global Opportunities Portfolio	43	%(4)	17%		10%	18	%(13)	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	32	%(4)	76%		78%	79%		72	%(11)
Portfolio Turnover of International Income Portolio	27	%(4)	37%		31%	45%		28	%(11)
Portfolio Turnover of Senior Debt Portfolio	21	%(4)	37%		N.A.	N.A.		N.A.
Portfolio Turnover of Short Duration Portfolio	56	%(4)	50	%(14)	N.A.	N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(4)	15%		6%	26%		34	%(11)

(1)	For the period from commencement of operations on April 3, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	For the Fund’s year ended October 31, 2009.

(10)	For the period from the Portfolio’s start of business, January 31, 2013, to April 30, 2013.

(11)	For the Portfolio’s year ended October 31, 2009.

(12)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(13)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(14)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

April 30, 2013

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2009(1)
			2012		2011	2010
Net asset value — Beginning of period	$8.160		$8.030		$8.220	$7.940		$7.660

Income (Loss) From Operations
Net investment income(2)	$0.153		$0.317		$0.276	$0.266		$0.058
Net realized and unrealized gain (loss)	0.125		0.172		(0.086)	0.422		0.321

Total income from operations	$0.278		$0.489		$0.190	$0.688		$0.379

Less Distributions
From net investment income	$(0.178)		$(0.263)		$(0.380)	$(0.408)		$(0.099)
From net realized gain	—		(0.096)		—	—		—

Total distributions	$(0.178)		$(0.359)		$(0.380)	$(0.408)		$(0.099)

Net asset value — End of period	$8.260		$8.160		$8.030	$8.220		$7.940

Total Return(3)	3.44	%(4)	6.25%		2.33%	8.84%		4.97	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,310		$1,517		$1,122	$577		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.39	%(7)	1.40%		1.33%	1.26%		1.33	%(7)
Net investment income	3.76	%(7)	3.94%		3.38%	3.26%		2.98	%(7)
Portfolio Turnover of the Fund(8)	12	%(4)	23%		8%	19%		11	%(9)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	N.A.		N.A.		N.A.	15%		33	%(9)
Portfolio Turnover of Bond Portfolio	20	%(4)(10)	N.A.		N.A.	N.A.		N.A.
Portfolio Turnover of Boston Income Portfolio	32	%(4)	64%		70%	75%		74	%(11)
Portfolio Turnover of Emerging Markets Local Income Portfolio	14	%(4)	24%		16%	17%		26	%(11)
Portfolio Turnover of Floating Rate Portfolio	21	%(4)	42%		56%	39%		35	%(11)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	42	%(4)	91%		50%	7	%(12)	N.A.
Portfolio Turnover of Global Macro Portfolio	41	%(4)	39%		33%	19%		25	%(11)
Portfolio Turnover of Global Opportunities Portfolio	43	%(4)	17%		10%	18	%(13)	N.A.
Portfolio Turnover of High Income Opportunities Portfolio	32	%(4)	76%		78%	79%		72	%(11)
Portfolio Turnover of International Income Portfolio	27	%(4)	37%		31%	45%		28	%(11)
Portfolio Turnover of Senior Debt Portfolio	21	%(4)	37%		N.A.	N.A.		N.A.
Portfolio Turnover of Short Duration High Income Portfolio	56	%(4)	50	%(14)	N.A.	N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	8	%(4)	15%		6%	26%		34	%(11)

(1)	For the period from commencement of operations on August 3, 2009 to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	For the Fund’s year ended October 31, 2009.

(10)	For the period from the Portfolio’s start of business, January 31, 2013, to April 30, 2013.

(11)	For the Portfolio’s year ended October 31, 2009.

(12)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.

(13)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.

(14)	For the period from the Portfolio’s start of business, February 21, 2012, to October 31, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Strategic Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Prior to March 1, 2013, the Fund declared dividends daily and net investment income, other than class-specific expenses, was allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following twelve portfolios managed by Eaton Vance Management (EVM) or its affiliates: Bond Portfolio, Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Bond Portfolio, Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (77.8%, 7.8%, 10.8%, 3.0%, 18.4%, 6.4%, 84.1%, 15.6%, 24.0%. 2.2%, 84.4% and 0.03%, respectively, at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps,

14

Eaton Vance

Strategic Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, International Income Portfolio and Short-Term U.S. Government Portfolio are as follows: Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Bond Portfolio, Boston Income Portfolio, Floating Rate Portfolio, High Income Opportunities Portfolio, Senior Debt Portfolio and Short Duration High Income Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Strategic Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions (daily distributions prior to March 1, 2013) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2013, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $8,540,463 and the adviser fees paid by the Fund on Investable Assets amounted to $4,039. For the six months ended April 30, 2013, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.60% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $27,542 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $159,739 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

16

Eaton Vance

Strategic Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $1,800,317 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $380,254 and $3,235,952 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $48,487,000 and $74,949,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $2,114 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $126,751, $1,078,651 and $2,114 for Class B, Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $6,000, $90,000 and $26,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

17

Eaton Vance

Strategic Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Bond Portfolio	$100,000,000	$—
Boston Income Portfolio	572,021	239,951,482
Emerging Markets Local Income Portfolio	—	56,282,756
Floating Rate Portfolio	—	50,000,000
Global Macro Absolute Return Advantage Portfolio	11,616,736	—
Global Macro Portfolio	—	38,244,807
Global Opportunities Portfolio	159,610,731	50,000,000
High Income Opportunities Portfolio	—	84,051,482
International Income Portfolio	56,605,218	—
Senior Debt Portfolio	3,817,741	—

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	19,418,364	38,614,139
Issued to shareholders electing to receive payments of distributions in Fund shares	3,817,958	8,511,765
Redemptions	(34,674,816)	(76,215,872)
Exchange from Class B shares	624,850	1,998,884

Net decrease	(10,813,644)	(27,091,084)

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	157,325	633,664
Issued to shareholders electing to receive payments of distributions in Fund shares	209,208	503,534
Redemptions	(1,285,953)	(2,987,537)
Exchange to Class A shares	(662,186)	(2,117,691)

Net decrease	(1,581,606)	(3,968,030)

18

Eaton Vance

Strategic Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	8,896,584	19,103,353
Issued to shareholders electing to receive payments of distributions in Fund shares	1,841,046	3,782,998
Redemptions	(13,504,303)	(26,689,763)

Net decrease	(2,766,673)	(3,803,412)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	13,097,666	25,349,954
Issued to shareholders electing to receive payments of distributions in Fund shares	948,840	1,878,061
Redemptions	(12,428,121)	(23,205,591)

Net increase	1,618,385	4,022,424

Class R	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	144,382	110,319
Issued to shareholders electing to receive payments of distributions in Fund shares	4,403	7,273
Redemptions	(55,144)	(71,314)

Net increase	93,641	46,278

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$2,834,708,545	$—	$—	$2,834,708,545
Short-Term Investments	—	802,496	—	802,496

Total Investments	$2,834,708,545	$802,496	$—	$2,835,511,041

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Strategic Income Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Strategic Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Strategic Income Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. The Adviser allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management. In approving the advisory agreements, the Board noted that Eaton Vance Management would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Eaton Vance

Strategic Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board also considered the performance of the underlying Portfolio and the underlying Funds. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with its relationship with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

22

Eaton Vance

Strategic Income Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Strategic Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Strategic Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

028-6/13	SISRC

Eaton Vance

Tax-Managed Equity Asset

Allocation Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	15

Officers and Trustees	18

Important Notices	19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Performance1,2

Portfolio Manager Duncan W. Richardson, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	13.32%	14.45%	2.24%	8.22%
Class A with 5.75% Maximum Sales Charge	—	6.79	7.86	1.03	7.59
Class B at NAV	03/04/2002	12.91	13.67	1.48	7.42
Class B with 5% Maximum Sales Charge	—	7.91	8.67	1.10	7.42
Class C at NAV	03/04/2002	12.88	13.64	1.48	7.42
Class C with 1% Maximum Sales Charge	—	11.88	12.64	1.48	7.42
Russell 3000 Index	—	15.16%	17.21%	5.62%	8.47%

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	6.93%	0.80%	7.28%
Class A After Taxes on Distributions and Sale of Fund Shares		—	5.96	0.88	6.30
Class B After Taxes on Distributions		03/04/2002	7.80	0.93	7.16
Class B After Taxes on Distributions and Sale of Fund Shares		—	6.34	0.90	6.15
Class C After Taxes on Distributions		03/04/2002	11.74	1.31	7.16
Class C After Taxes on Distributions and Sale of Fund Shares		—	8.65	1.19	6.16

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C
			1.36%	2.11%	2.11%
Fund Profile4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in one or more affiliated investment companies (Portfolios).

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,133.20	$7.19	1.36%
Class B	$1,000.00	$1,129.10	$11.14	2.11%
Class C	$1,000.00	$1,128.80	$11.14	2.11%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.81	1.36%
Class B	$1,000.00	$1,014.30	$10.54	2.11%
Class C	$1,000.00	$1,014.30	$10.54	2.11%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $81,455,802)	$113,917,820
Investment in Tax-Managed Value Portfolio, at value (identified cost, $69,630,682)	105,245,548
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $56,906,738)	67,125,770
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $34,277,801)	42,102,424
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $31,364,829)	37,177,427
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $23,177,766)	33,885,292
Receivable for Fund shares sold	107,868
Total assets	$399,562,149

Liabilities
Payable for Fund shares redeemed	$545,274
Payable to affiliates:
Investment adviser fee	36,048
Administration fee	48,599
Distribution and service fees	186,637
Trustees’ fees	42
Accrued expenses	91,316
Total liabilities	$907,916
Net Assets	$398,654,233

Sources of Net Assets
Paid-in capital	$279,357,126
Accumulated net realized gain from Portfolios	16,794,025
Accumulated distributions in excess of net investment income	(137,581)
Net unrealized appreciation from Portfolios	102,640,663
Total	$398,654,233

Class A Shares
Net Assets	$225,382,828
Shares Outstanding	14,836,040
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.19
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.12

Class B Shares
Net Assets	$16,716,751
Shares Outstanding	1,159,308
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.42

Class C Shares
Net Assets	$156,554,654
Shares Outstanding	10,928,760
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.33

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends allocated from Portfolios (net of foreign taxes, $99,729)	$4,477,747
Interest allocated from Portfolios	2,431
Securities lending income allocated from Portfolios, net	4,132
Expenses allocated from Portfolios	(1,374,633)
Net investment income from Portfolios	$3,109,677

Expenses
Investment adviser fee	$211,204
Administration fee	286,563
Distribution and service fees
Class A	268,154
Class B	89,500
Class C	748,303
Trustees’ fees and expenses	250
Custodian fee	23,680
Transfer and dividend disbursing agent fees	138,584
Legal and accounting services	37,665
Printing and postage	20,318
Registration fees	26,414
Miscellaneous	6,594
Total expenses	$1,857,229

Net investment income	$1,252,448

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) allocated from Portfolios —
Investment transactions	$11,103,961 (1)
Written options	46,166
Foreign currency transactions	(7,777)
Net realized gain	$11,142,350
Change in unrealized appreciation (depreciation) —
Investments	$35,073,987
Written options	(20,330)
Foreign currency	3,088
Net change in unrealized appreciation (depreciation)	$35,056,745

Net realized and unrealized gain	$46,199,095

Net increase in net assets from operations	$47,451,543

(1)	Includes $4,025,068 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$1,252,448	$1,672,222
Net realized gain from investment transactions, written options and foreign currency transactions	11,142,350 (1)	33,440,345 (2)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	35,056,745	7,909,393
Net increase in net assets from operations	$47,451,543	$43,021,960
Distributions to shareholders —
From net investment income
Class A	$(1,958,035)	$(872,084)
Class B	(7,414)	—
Class C	(352,575)	—
From net realized gain
Class A	(10,014,655)	—
Class B	(915,561)	—
Class C	(7,478,707)	—
Total distributions to shareholders	$(20,726,947)	$(872,084)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,627,930	$7,222,086
Class B	105,952	161,351
Class C	5,130,215	6,368,283
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,998,931	768,823
Class B	820,591	—
Class C	6,680,073	—
Cost of shares redeemed
Class A	(26,178,391)	(47,117,694)
Class B	(1,839,488)	(4,801,202)
Class C	(14,430,916)	(31,393,397)
Net asset value of shares exchanged
Class A	2,674,933	8,543,902
Class B	(2,674,933)	(8,543,902)
Net decrease in net assets from Fund share transactions	$(9,085,103)	$(68,791,750)

Net increase (decrease) in net assets	$17,639,493	$(26,641,874)

Net Assets
At beginning of period	$381,014,740	$407,656,614
At end of period	$398,654,233	$381,014,740

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(137,581)	$927,995

(1)	Includes $4,025,068 of net realized gains from redemptions in-kind.

(2)	Includes $4,739,025 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010		2009	2008
Net asset value — Beginning of period	$14.230		$12.770		$12.350		$11.030		$10.000	$16.900

Income (Loss) From Operations
Net investment income(1)	$0.071		$0.103		$0.067		$0.032		$0.074	$0.102
Net realized and unrealized gain (loss)	1.716		1.409		0.379		1.392		1.011	(6.018)

Total income (loss) from operations	$1.787		$1.512		$0.446		$1.424		$1.085	$(5.916)

Less Distributions
From net investment income	$(0.135)		$(0.052)		$(0.026)		$(0.104)		$(0.055)	$(0.156)
From net realized gain	(0.692)		—		—		—		—	(0.828)

Total distributions	$(0.827)		$(0.052)		$(0.026)		$(0.104)		$(0.055)	$(0.984)

Net asset value — End of period	$15.190		$14.230		$12.770		$12.350		$11.030	$10.000

Total Return(2)	13.32	%(3)	11.81%		3.61%		12.95%		10.98%	(37.07)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$225,383		$213,244		$220,256		$252,522		$250,372	$258,039
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.36	%(6)	1.36%		1.37%		1.41%		1.44%	1.36%
Net investment income	0.98	%(6)	0.76%		0.51%		0.27%		0.78%	0.72%
Portfolio Turnover of the Fund(7)	1	%(3)	0	%(8)	12%		0	%(8)	2%	8%
Portfolio Turnover of Tax-Managed Growth Portfolio	0	%(3)(8)	2%		3%		2%		3%	1%
Portfolio Turnover of Tax-Managed Value Portfolio	3	%(3)	38%		40%		35%		82%	84%
Portfolio Turnover of Tax-Managed International Equity Portfolio	10	%(3)	117%		41%		72%		57%	34%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	36	%(3)	83%		139%		200%		205%	283%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	—		—		16	%(9)	33%		42%	40%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	20	%(3)	57%		89%		114%		95%	93%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	32	%(3)	55%		66%		51%		66%	103%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	Amount is less than 0.5%.

(9)	For the period from November 1, 2010 through the liquidation date of Tax Managed Mid-Cap Core Portfolio, on April 21, 2011.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010		2009	2008
Net asset value — Beginning of period	$13.460		$12.130		$11.790		$10.540		$9.570	$16.210

Income (Loss) From Operations
Net investment income (loss)(1)	$0.016		$0.001		$(0.030)		$(0.053)		$0.022	$(0.004)
Net realized and unrealized gain (loss)	1.641		1.329		0.370		1.325		0.948	(5.775)

Total income (loss) from operations	$1.657		$1.330		$0.340		$1.272		$0.970	$(5.779)

Less Distributions
From net investment income	$(0.005)		$—		$—		$(0.022)		$—	$(0.033)
From net realized gain	(0.692)		—		—		—		—	(0.828)

Total distributions	$(0.697)		$—		$—		$(0.022)		$—	$(0.861)

Net asset value — End of period	$14.420		$13.460		$12.130		$11.790		$10.540	$9.570

Total Return(2)	12.91	%(3)	10.96%		2.88%		12.07%		10.14%	(37.56)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,717		$19,055		$29,592		$46,862		$61,375	$78,618
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.11	%(6)	2.11%		2.12%		2.16%		2.19%	2.11%
Net investment income (loss)	0.24	%(6)	0.01%		(0.24)%		(0.47)%		0.24%	(0.03)%
Portfolio Turnover of the Fund(7)	1	%(3)	0	%(8)	12%		0	%(8)	2%	8%
Portfolio Turnover of Tax-Managed Growth Portfolio	0	%(3)(8)	2%		3%		2%		3%	1%
Portfolio Turnover of Tax-Managed Value Portfolio	3	%(3)	38%		40%		35%		82%	84%
Portfolio Turnover of Tax-Managed International Equity Portfolio	10	%(3)	117%		41%		72%		57%	34%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	36	%(3)	83%		139%		200%		205%	283%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	—		—		16	%(9)	33%		42%	40%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	20	%(3)	57%		89%		114%		95%	93%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	32	%(3)	55%		66%		51%		66%	103%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	Amount is less than 0.5%.

(9)	For the period from November 1, 2010 through the liquidation date of Tax Managed Mid-Cap Core Portfolio, on April 21, 2011.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Financial Highlights

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011		2010		2009	2008
Net asset value — Beginning of period	$13.410		$12.070		$11.740		$10.500		$9.530	$16.180

Income (Loss) From Operations
Net investment income (loss)(1)	$0.016		$0.001		$(0.031)		$(0.053)		$0.018	$(0.004)
Net realized and unrealized gain (loss)	1.628		1.339		0.361		1.323		0.952	(5.761)

Total income (loss) from operations	$1.644		$1.340		$0.330		$1.270		$0.970	$(5.765)

Less Distributions
From net investment income	$(0.032)		$—		$—		$(0.030)		$—	$(0.057)
From net realized gain	(0.692)		—		—		—		—	(0.828)

Total distributions	$(0.724)		$—		$—		$(0.030)		$—	$(0.885)

Net asset value — End of period	$14.330		$13.410		$12.070		$11.740		$10.500	$9.530

Total Return(2)	12.88	%(3)	11.10%		2.81%		12.11%		10.18%	(37.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$156,555		$148,716		$157,808		$181,613		$186,912	$195,347
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.11	%(6)	2.11%		2.12%		2.16%		2.19%	2.11%
Net investment income (loss)	0.23	%(6)	0.01%		(0.24)%		(0.48)%		0.20%	(0.03)%
Portfolio Turnover of the Fund(7)	1	%(3)	0	%(8)	12%		0	%(8)	2%	8%
Portfolio Turnover of Tax-Managed Growth Portfolio	0	%(3)(8)	2%		3%		2%		3%	1%
Portfolio Turnover of Tax-Managed Value Portfolio	3	%(3)	38%		40%		35%		82%	84%
Portfolio Turnover of Tax-Managed International Equity Portfolio	10	%(3)	117%		41%		72%		57%	34%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	36	%(3)	83%		139%		200%		205%	283%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	—		—		16	%(9)	33%		42%	40%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	20	%(3)	57%		89%		114%		95%	93%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	32	%(3)	55%		66%		51%		66%	103%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	Amount is less than 0.5%.

(9)	For the period from November 1, 2010 through the liquidation date of Tax Managed Mid-Cap Core Portfolio, on April 21, 2011.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after tax returns. The Fund currently pursues its objective by investing all of its investable assets in interests in the following six tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio, (1.3%, 12.0%, 60.1%, 43.4%, 27.9% and 48.8%, respectively, at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolios’ proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

11

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2013, the Fund’s investment adviser fee totaled $1,432,814, of which $1,221,610 was allocated from the Portfolios and $211,204 was paid or accrued directly by the Fund. For the six months ended April 30, 2013, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $286,563.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $13,971 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $13,309 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

12

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $268,154 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $67,125 and $561,227 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,075,000 and $11,582,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $22,375 and $187,076 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $1,000, $10,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$—	$10,712,104
Tax-Managed Value Portfolio	—	10,579,857
Tax-Managed International Equity Portfolio	1,790,553	2,454,464
Tax-Managed Multi-Cap Growth Portfolio	100,048	1,286,328
Tax-Managed Small-Cap Portfolio	665,953	4,746,179
Tax-Managed Small-Cap Value Portfolio	211,657	4,590,832

13

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	673,938	534,081
Issued to shareholders electing to receive payments of distributions in Fund shares	809,340	60,970
Redemptions	(1,821,220)	(3,484,525)
Exchange from Class B shares	183,223	629,198

Net decrease	(154,719)	(2,260,276)

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	8,101	12,959
Issued to shareholders electing to receive payments of distributions in Fund shares	63,464	—
Redemptions	(134,410)	(375,607)
Exchange to Class A shares	(193,117)	(662,326)

Net decrease	(255,962)	(1,024,974)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	379,829	500,827
Issued to shareholders electing to receive payments of distributions in Fund shares	519,850	—
Redemptions	(1,063,610)	(2,477,852)

Net decrease	(163,931)	(1,977,025)

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

14

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

15

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolios by senior management.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

16

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board considered various factors that contributed to the Fund’s underperformance during the three-year period, including stock selection and sector allocation in several of the Portfolios. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board considered factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1299-6/13	TMEAASRC

Eaton Vance

Tax-Managed Global Dividend

Income Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Tax-Managed Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Performance1,2

Portfolio Managers Judith A. Saryan, CFA, Aamer Khan, CFA and John H. Croft, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/30/2003	05/30/2003	10.43%	14.35%	1.59%	6.13%
Class A with 5.75% Maximum Sales Charge	—	—	4.05	7.77	0.40	5.50
Class B at NAV	05/30/2003	05/30/2003	9.93	13.41	0.81	5.34
Class B with 5% Maximum Sales Charge	—	—	4.93	8.41	0.50	5.34
Class C at NAV	05/30/2003	05/30/2003	9.93	13.42	0.81	5.34
Class C with 1% Maximum Sales Charge	—	—	8.93	12.42	0.81	5.34
Class I at NAV	08/27/2007	05/30/2003	10.45	14.51	1.83	6.28
MSCI World Index	05/30/2003	05/30/2003	14.67%	16.70%	1.81%	7.75%

% After Tax Returns with Maximum Sales Charge	Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions	05/30/2003	05/30/2003	6.96%	–0.50%	4.64%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	5.48	0.52	4.65
Class B After Taxes on Distributions	05/30/2003	05/30/2003	7.71	–0.30	4.60
Class B After Taxes on Distributions and Sale of Fund Shares	—	—	5.72	0.59	4.51
Class C After Taxes on Distributions	05/30/2003	05/30/2003	11.71	0.03	4.60
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	7.98	0.83	4.51
Class I After Taxes on Distributions	08/27/2007	05/30/2003	13.61	0.88	5.40
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	9.43	1.63	5.31

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I
		1.18%	1.93%	1.93%	0.93%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Fund Profile

Top 10 Common Stock Holdings (% of total investments)

Sanofi	2.0%
International Business Machines Corp.	1.9
Accenture PLC, Class A	1.8
United Technologies Corp.	1.6
Wells Fargo & Co.	1.6
Roche Holding AG PC	1.6
Oracle Corp.	1.6
PNC Financial Services Group, Inc. (The)	1.5
PPG Industries, Inc.	1.5
PPTT, 2006-A GS, Class A	1.5
Total	16.6%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,104.30	$6.16	1.18%
Class B	$1,000.00	$1,099.30	$10.05	1.93%
Class C	$1,000.00	$1,099.30	$10.05	1.93%
Class I	$1,000.00	$1,104.50	$4.85	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.91	1.18%
Class B	$1,000.00	$1,015.20	$9.64	1.93%
Class C	$1,000.00	$1,015.20	$9.64	1.93%
Class I	$1,000.00	$1,020.20	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012.

5

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 76.6%

Security	Shares	Value

Aerospace & Defense — 1.6%
United Technologies Corp.	175,000	$15,975,750

		$15,975,750

Automobiles — 1.3%
Honda Motor Co., Ltd.	185,900	$7,417,868
Toyota Motor Corp.	92,000	5,339,479

		$12,757,347

Beverages — 1.1%
Anheuser-Busch InBev NV	110,000	$10,567,758

		$10,567,758

Capital Markets — 1.0%
Credit Suisse Group AG(1)	368,780	$10,241,401

		$10,241,401

Chemicals — 3.8%
BASF SE	81,000	$7,582,618
E.I. du Pont de Nemours & Co.	100,000	5,451,000
LyondellBasell Industries N.V., Class A	155,000	9,408,500
PPG Industries, Inc.	99,000	14,566,860

		$37,008,978

Commercial Banks — 6.9%
Barclays PLC	1,950,000	$8,701,828
BNP Paribas	190,000	10,594,000
Mitsubishi UFJ Financial Group, Inc.	540,000	3,663,813
Mizuho Financial Group, Inc.	2,050,000	4,510,936
Natixis	1,345,000	5,895,786
PNC Financial Services Group, Inc. (The)	220,000	14,933,600
Svenska Handelsbanken AB, Class A	60,000	2,735,288
Wells Fargo & Co.	420,000	15,951,600

		$66,986,851

Communications Equipment — 0.9%
QUALCOMM, Inc.	145,000	$8,934,900

		$8,934,900

Computers & Peripherals — 1.2%
Apple, Inc.	26,000	$11,511,500

		$11,511,500

Security	Shares	Value

Construction & Engineering — 1.3%
Bouygues SA	260,000	$7,265,148
Vinci SA	113,000	5,447,372

		$12,712,520

Consumer Finance — 0.9%
Discover Financial Services	200,000	$8,748,000

		$8,748,000

Diversified Financial Services — 2.0%
Citigroup, Inc.	200,000	$9,332,000
JPMorgan Chase & Co.	205,000	10,047,050

		$19,379,050

Diversified Telecommunication Services — 2.1%
Bezeq Israeli Telecommunication Corp., Ltd.	3,800,000	$5,519,555
Deutsche Telekom AG	94,118	1,114,748
Telenor ASA	365,000	8,225,252
Vivendi SA	255,000	5,776,231

		$20,635,786

Electric Utilities — 0.8%
Edison International	140,000	$7,532,000

		$7,532,000

Electrical Equipment — 1.5%
ABB, Ltd.(1)	160,000	$3,628,305
Emerson Electric Co.	125,000	6,938,750
Schneider Electric SA	50,000	3,811,832

		$14,378,887

Energy Equipment & Services — 1.0%
Schlumberger, Ltd.	125,000	$9,303,750

		$9,303,750

Food Products — 3.0%
Kraft Foods Group, Inc.	63,333	$3,261,016
Mondelez International, Inc., Class A	390,000	12,265,500
Nestle SA	62,000	4,421,371
Orkla ASA	1,000,000	9,017,316

		$28,965,203

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	147,000	$5,427,240
Covidien PLC	213,000	13,597,920

		$19,025,160

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	116,000	$11,848,240

		$11,848,240

Household Products — 1.0%
Svenska Cellulosa AB, Class B	358,571	$9,340,354

		$9,340,354

Industrial Conglomerates — 1.4%
General Electric Co.	270,000	$6,018,300
Siemens AG	73,000	7,627,552

		$13,645,852

Insurance — 7.6%
Aflac, Inc.	100,000	$5,444,000
Allianz SE	75,000	11,094,039
AXA SA	640,000	11,985,042
Muenchener Rueckversicherungs- Gesellschaft AG	55,000	11,016,846
Old Mutual PLC	3,675,000	11,721,741
Swiss Reinsurance Co., Ltd.(1)	128,000	10,186,443
Zurich Insurance Group AG(1)	46,000	12,854,314

		$74,302,425

IT Services — 3.8%
Accenture PLC, Class A	220,000	$17,916,800
International Business Machines Corp.	92,000	18,633,680

		$36,550,480

Machinery — 1.0%
Deere & Co.	115,000	$10,269,500

		$10,269,500

Media — 0.8%
Comcast Corp., Class A	190,000	$7,847,000

		$7,847,000

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	345,000	$10,498,350

		$10,498,350

Security	Shares	Value

Multi-Utilities — 2.5%
E.ON AG	605,000	$10,987,129
National Grid PLC	650,000	8,285,683
Sempra Energy	65,000	5,385,250

		$24,658,062

Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	32,000	$3,904,320
ENI SpA	570,000	13,603,854
Exxon Mobil Corp.	67,000	5,962,330
Occidental Petroleum Corp.	120,000	10,711,200
Phillips 66	180,000	10,971,000
Statoil ASA	310,000	7,589,222
Total SA	138,000	6,946,512

		$59,688,438

Pharmaceuticals — 5.8%
AstraZeneca PLC	110,000	$5,711,307
Pfizer, Inc.	275,000	7,994,250
Roche Holding AG PC	63,000	15,771,445
Sanofi	182,000	19,677,026
Takeda Pharmaceutical Co., Ltd.	124,000	6,807,817

		$55,961,845

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.	29,000	$3,858,160

		$3,858,160

Road & Rail — 0.6%
Union Pacific Corp.	42,000	$6,214,320

		$6,214,320

Software — 2.9%
Microsoft Corp.	378,000	$12,511,800
Oracle Corp.	475,000	15,570,500

		$28,082,300

Specialty Retail — 3.9%
Hennes & Mauritz AB, Class B	261,000	$9,269,057
Home Depot, Inc. (The)	149,000	10,929,150
Industria de Diseno Textil SA	39,000	5,234,012
Kingfisher PLC	1,000,000	4,872,632
TJX Companies, Inc. (The)	160,000	7,803,200

		$38,108,051

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG	55,000	$5,751,197

		$5,751,197

Tobacco — 1.9%
British American Tobacco PLC	103,000	$5,709,827
Japan Tobacco, Inc.	175,000	6,615,213
Swedish Match AB	175,000	6,070,830

		$18,395,870

Trading Companies & Distributors — 0.6%
Mitsui & Co., Ltd.	395,000	$5,441,780

		$5,441,780

Wireless Telecommunication Services — 1.0%
Tele2 AB, Class B	546,000	$9,368,888

		$9,368,888

Total Common Stocks (identified cost $610,666,733)		$744,495,953

Preferred Stocks — 19.0%

Security	Shares	Value

Banks — 0.6%
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	6,276	$6,226,336

		$6,226,336

Capital Markets — 0.6%
Affiliated Managers Group, Inc., 6.375%	35,210	$954,983
Bank of New York Mellon Corp. (The), 5.20%	121,900	3,123,078
State Street Corp., Series C, 5.25%	54,940	1,399,871

		$5,477,932

Commercial Banks — 6.4%
Barclays Bank PLC, 7.625%	1,690	$1,785,297
Citigroup, Inc., Series B, 5.90% to 2/15/23(2)	2,120	2,271,923
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	34,500	3,708,750
Countrywide Capital V, 7.00%	50,393	1,273,935
Farm Credit Bank of Texas, Series 1, 10.00%	4,621	5,835,457
First Republic Bank, Series B, 6.20%	23,500	630,329
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(2)(3)	3,250	4,830,865
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(2)	5,332	6,219,738
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	965	984,198

Security	Shares	Value

Commercial Banks (continued)
KeyCorp, Series A, 7.75%	43,553	$5,640,113
Landsbanki Islands HF, 7.431%(1)(3)(4)(5)(6)	14,750	0
Regions Financial Corp., Series A, 6.375%	204,500	5,247,470
Royal Bank of Scotland Group PLC, Series T, 7.25%	50,150	1,262,275
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	58.47	6,528,888
SunTrust Banks, Inc., Series E, 5.875%	135,600	3,470,343
Texas Capital Bancshares, Inc., 6.50%	99,990	2,555,994
Webster Financial Corp., Series E, 6.40%	67,815	1,753,798
Wells Fargo & Co., Series L, 7.50%	4,500	5,938,875
Zions Bancorporation, Series G, 6.30% to 3/15/23(1)(2)	67,210	1,820,887

		$61,759,135

Consumer Finance — 0.9%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(2)	58,594	$1,571,052
Capital One Financial Corp., Series B, 6.00%	125,000	3,265,000
Discover Financial Services, Series B, 6.50%	158,400	4,196,412

		$9,032,464

Diversified Financial Services — 3.5%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	31.99	$3,839,496
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	17.55	1,986,341
KKR Financial Holdings, LLC, Series A, 7.375%	132,200	3,519,362
PPTT, 2006-A GS, Class A, 5.858%(3)(4)	70	14,166,655
RBS Capital Funding Trust VII, Series G, 6.08%(1)	263,000	5,838,600
UBS AG, 7.625%	3,515	4,138,426

		$33,488,880

Electric Utilities — 2.4%
Duke Energy Corp., 5.125%	41,320	$1,057,536
Electricite de France SA, 5.25% to 1/29/23(2)(3)	4,100	4,187,505
Entergy Arkansas, Inc., 4.90%	34,570	886,427
Entergy Louisiana, LLC, 6.95%	41,500	4,201,875
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	56,072	1,422,070
Southern California Edison Co., Series D, 6.50%	52,870	5,650,481
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)	1,016	1,156,603
Virginia Electric and Power Co., 6.12%	48	4,982,291

		$23,544,788

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(3)	13,250	$1,241,359

		$1,241,359

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 1.4%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(1)(2)	5,000	$2,000,313
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(1)(2)	40,971	1,063,197
Aspen Insurance Holdings, Ltd., 7.25%	72,965	1,990,485
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(2)	48,300	1,331,148
Montpelier Re Holdings, Ltd., 8.875%	177,184	4,939,890
Prudential PLC, 6.50%	1,830	1,857,108

		$13,182,141

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	191,264	$5,110,345

		$5,110,345

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%	103,300	$2,665,140

		$2,665,140

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(2)	99,305	$2,737,094

		$2,737,094

Real Estate Investment Trusts (REITs) — 1.3%
Boston Properties, Inc., Series B, 5.25%(1)	71,100	$1,810,206
CapLease, Inc., Series A, 8.125%	119,576	3,031,252
Cedar Realty Trust, Inc., Series B, 7.25%	65,600	1,719,376
Chesapeake Lodging Trust, Series A, 7.75%	18,179	492,469
DDR Corp., Series K, 6.25%(1)	90,500	2,248,925
Sunstone Hotel Investors, Inc., Series D, 8.00%	92,700	2,468,137
Taubman Centers, Inc., Series K, 6.25%(1)	24,800	638,600

		$12,408,965

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(3)	1,632	$2,068,560

		$2,068,560

Thrifts & Mortgage Finance — 0.5%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(2)	1,880	$1,691,624
EverBank Financial Corp., Series A, 6.75%	134,700	3,411,951

		$5,103,575

Total Preferred Stocks (identified cost $186,984,657)		$184,046,714

Corporate Bonds & Notes — 4.0%

Security	Principal Amount (000’s omitted)	Value

Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(2)(3)	$820	$824,817

		$824,817

Commercial Banks — 0.6%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(2)(3)	$800	$800,800
Citigroup Capital III, 7.625%, 12/1/36	1,935	2,283,300
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(3)	2,160	2,732,525
Regions Bank, 6.45%, 6/26/37	200	220,500

		$6,037,125

Diversified Financial Services — 0.3%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	$3,000	$2,775,000

		$2,775,000

Diversified Telecommunication Services — 0.2%
Koninklijke KPN N.V., 7.00% to 3/28/23, 3/28/73(2)(3)	$1,643	$1,651,856

		$1,651,856

Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	$5,000	$5,317,065

		$5,317,065

Insurance — 1.8%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(2)(7)	$3,631	$5,791,445
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(2)(3)	2,290	2,274,215
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	1,347	1,431,690
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(2)(3)	2,014	2,165,050
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	5,602	5,531,975

		$17,194,375

Pipelines — 0.5%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(2)	$2,975	$3,230,927
Southern Union Co., 3.316%, 11/1/66(4)	2,219	1,944,399

		$5,175,326

Total Corporate Bonds & Notes (identified cost $33,172,759)		$38,975,564

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)	$3,709	$3,709,072

Total Short-Term Investments (identified cost $3,709,072)		$3,709,072

Total Investments — 100.0% (identified cost $830,824,149)		$971,227,303

Other Assets, Less Liabilities — 0.0%(9)		$258,767

Net Assets — 100.0%		$971,486,070

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PPTT	–	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $57,614,871 or 5.9% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(5)	Defaulted security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(7)

The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

(9)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.7%	$540,908,397
France	8.2	80,131,474
Switzerland	6.1	59,268,329
Germany	5.7	55,174,129
United Kingdom	5.4	52,491,629
Japan	4.1	39,796,906
Sweden	3.8	36,784,417
Norway	2.5	24,831,790
Italy	1.4	13,603,854
Ireland	1.4	13,597,920
Netherlands	1.1	11,060,356
Belgium	1.1	10,567,758
Bermuda	1.0	9,324,720
Cayman Islands	0.8	7,600,535
Israel	0.6	5,519,555
Spain	0.5	5,234,012
Australia	0.4	3,705,905
China	0.1	824,817
Brazil	0.1	800,800
Iceland	0.0	0

Total Investments	100.0%	$971,227,303

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $830,824,149)	$967,518,231
Affiliated investment, at value (identified cost, $3,709,072)	3,709,072
Cash	210,614
Restricted cash*	480,000
Foreign currency, at value (identified cost, $1,365,046)	1,369,336
Dividends and interest receivable	3,711,799
Interest receivable from affiliated investment	409
Receivable for investments sold	1,472,839
Receivable for Fund shares sold	891,089
Receivable for open forward foreign currency exchange contracts	70,412
Tax reclaims receivable	4,369,699
Total assets	$983,803,500
Liabilities
Cash collateral due to brokers	$480,000
Payable for investments purchased	6,710,540
Payable for Fund shares redeemed	2,669,615
Payable for open forward foreign currency exchange contracts	1,212,526
Payable to affiliates:
Investment adviser fee	502,661
Administration fee	118,173
Distribution and service fees	413,356
Trustees’ fees	3,221
Accrued expenses	207,338
Total liabilities	$12,317,430
Net Assets	$971,486,070
Sources of Net Assets
Paid-in capital	$1,347,830,639
Accumulated net realized loss	(514,542,777)
Accumulated undistributed net investment income	2,424,598
Net unrealized appreciation	135,773,610
Total	$971,486,070
Class A Shares
Net Assets	$483,499,773
Shares Outstanding	45,760,441
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.57
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.21
Class B Shares
Net Assets	$46,808,866
Shares Outstanding	4,440,474
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.54
Class C Shares
Net Assets	$340,227,414
Shares Outstanding	32,271,067
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.54
Class I Shares
Net Assets	$100,950,017
Shares Outstanding	9,548,445
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.57

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash pledged for the benefit of the Fund for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends (net of foreign taxes, $1,341,821)	$25,530,914
Interest	1,219,501
Interest allocated from affiliated investment	4,205
Expenses allocated from affiliated investment	(404)
Total investment income	$26,754,216

Expenses
Investment adviser fee	$3,034,577
Administration fee	713,422
Distribution and service fees
Class A	593,729
Class B	241,943
Class C	1,666,713
Trustees’ fees and expenses	18,505
Custodian fee	183,333
Transfer and dividend disbursing agent fees	278,566
Legal and accounting services	56,366
Printing and postage	62,216
Registration fees	31,987
Miscellaneous	42,175
Total expenses	$6,923,532
Deduct —
Reduction of custodian fee	$29
Total expense reductions	$29

Net expenses	$6,923,503

Net investment income	$19,830,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$63,536,244
Investment transactions allocated from affiliated investment	76
Foreign currency and forward foreign currency exchange contract transactions	(13,078)
Net realized gain	$63,523,242
Change in unrealized appreciation (depreciation) —
Investments	$10,718,951
Foreign currency and forward foreign currency exchange contracts	(1,101,821)
Net change in unrealized appreciation (depreciation)	$9,617,130

Net realized and unrealized gain	$73,140,372

Net increase in net assets from operations	$92,971,085

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$19,830,713	$46,710,468
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	63,523,242	28,915,147
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	9,617,130	22,524,120
Net increase in net assets from operations	$92,971,085	$98,149,735
Distributions to shareholders —
From net investment income
Class A	$(10,245,076)	$(25,677,467)
Class B	(865,367)	(2,543,907)
Class C	(5,945,393)	(15,130,160)
Class I	(2,150,569)	(4,758,826)
Total distributions to shareholders	$(19,206,405)	$(48,110,360)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$43,647,705	$73,670,694
Class B	706,105	1,411,591
Class C	14,925,316	25,910,034
Class I	20,116,018	32,533,400
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,275,528	21,720,856
Class B	647,181	1,853,394
Class C	4,588,279	11,128,544
Class I	1,605,208	3,663,305
Cost of shares redeemed
Class A	(99,713,073)	(186,013,191)
Class B	(6,427,103)	(13,469,061)
Class C	(43,508,128)	(87,315,837)
Class I	(15,792,848)	(39,404,004)
Net asset value of shares exchanged
Class A	3,314,037	8,932,922
Class B	(3,314,037)	(8,932,922)
Net decrease in net assets from Fund share transactions	$(69,929,812)	$(154,310,275)

Net increase (decrease) in net assets	$3,834,868	$(104,270,900)

Net Assets
At beginning of period	$967,651,202	$1,071,922,102
At end of period	$971,486,070	$967,651,202

Accumulated undistributed net investment income included in net assets
At end of period	$2,424,598	$1,800,290

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011	2010	2009	2008
Net asset value — Beginning of period	$9.780		$9.290		$9.660	$9.050	$8.830	$14.520

Income (Loss) From Operations
Net investment income(1)	$0.222		$0.465	(2)	$0.550	$0.494	$0.523	$0.862
Net realized and unrealized gain (loss)	0.784		0.503		(0.397)	0.644	0.311	(5.751)

Total income (loss) from operations	$1.006		$0.968		$0.153	$1.138	$0.834	$(4.889)

Less Distributions
From net investment income	$(0.216)		$(0.478)		$(0.523)	$(0.528)	$(0.614)	$(0.801)

Total distributions	$(0.216)		$(0.478)		$(0.523)	$(0.528)	$(0.614)	$(0.801)

Net asset value — End of period	$10.570		$9.780		$9.290	$9.660	$9.050	$8.830

Total Return(3)	10.43	%(4)	10.74%		1.52%	12.99%	10.49%	(35.08)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$483,500		$490,142		$546,679	$648,656	$670,392	$673,782
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.18	%(6)	1.18%		1.17%	1.19%	1.21%	1.15%
Net investment income	4.44	%(6)	4.92	%(2)	5.65%	5.34%	6.38%	7.00%
Portfolio Turnover	49	%(4)	82%		101%	127%	101%	181%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.30%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011	2010	2009	2008
Net asset value — Beginning of period	$9.760		$9.270		$9.640	$9.030	$8.820	$14.490

Income (Loss) From Operations
Net investment income(1)	$0.182		$0.393	(2)	$0.479	$0.424	$0.463	$0.772
Net realized and unrealized gain (loss)	0.776		0.503		(0.399)	0.645	0.300	(5.736)

Total income (loss) from operations	$0.958		$0.896		$0.080	$1.069	$0.763	$(4.964)

Less Distributions
From net investment income	$(0.178)		$(0.406)		$(0.450)	$(0.459)	$(0.553)	$(0.706)

Total distributions	$(0.178)		$(0.406)		$(0.450)	$(0.459)	$(0.553)	$(0.706)

Net asset value — End of period	$10.540		$9.760		$9.270	$9.640	$9.030	$8.820

Total Return(3)	9.93	%(4)	9.93%		0.75%	12.18%	9.57%	(35.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,809		$51,492		$67,749	$85,354	$89,245	$97,996
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	1.93%		1.92%	1.94%	1.96%	1.90%
Net investment income	3.65	%(6)	4.18	%(2)	4.93%	4.59%	5.67%	6.26%
Portfolio Turnover	49	%(4)	82%		101%	127%	101%	181%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.55%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011	2010	2009	2008
Net asset value — Beginning of period	$9.760		$9.270		$9.640	$9.030	$8.820	$14.500

Income (Loss) From Operations
Net investment income(1)	$0.184		$0.394	(2)	$0.477	$0.423	$0.460	$0.769
Net realized and unrealized gain (loss)	0.774		0.503		(0.397)	0.646	0.303	(5.742)

Total income (loss) from operations	$0.958		$0.897		$0.080	$1.069	$0.763	$(4.973)

Less Distributions
From net investment income	$(0.178)		$(0.407)		$(0.450)	$(0.459)	$(0.553)	$(0.707)

Total distributions	$(0.178)		$(0.407)		$(0.450)	$(0.459)	$(0.553)	$(0.707)

Net asset value — End of period	$10.540		$9.760		$9.270	$9.640	$9.030	$8.820

Total Return(3)	9.93	%(4)	9.93%		0.76%	12.18%	9.57%	(35.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$340,227		$338,461		$371,066	$442,969	$451,078	$458,907
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	1.93%		1.92%	1.94%	1.96%	1.90%
Net investment income	3.69	%(6)	4.18	%(2)	4.92%	4.58%	5.63%	6.25%
Portfolio Turnover	49	%(4)	82%		101%	127%	101%	181%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.55%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012		2011	2010	2009	2008
Net asset value — Beginning of period	$9.790		$9.300		$9.660	$9.050	$8.840	$14.530

Income (Loss) From Operations
Net investment income(1)	$0.237		$0.493	(2)	$0.573	$0.518	$0.479	$0.681
Net realized and unrealized gain (loss)	0.772		0.498		(0.385)	0.643	0.365	(5.538)

Total income (loss) from operations	$1.009		$0.991		$0.188	$1.161	$0.844	$(4.857)

Less Distributions
From net investment income	$(0.229)		$(0.501)		$(0.548)	$(0.551)	$(0.634)	$(0.833)

Total distributions	$(0.229)		$(0.501)		$(0.548)	$(0.551)	$(0.634)	$(0.833)

Net asset value — End of period	$10.570		$9.790		$9.300	$9.660	$9.050	$8.840

Total Return(3)	10.45	%(4)	11.01%		1.88%	13.27%	10.63%	(34.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,950		$87,556		$86,428	$57,160	$20,639	$1,773
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.93	%(6)	0.93%		0.93%	0.94%	0.94%	0.90%
Net investment income	4.73	%(6)	5.21	%(2)	5.91%	5.63%	5.71%	5.95%
Portfolio Turnover	49	%(4)	82%		101%	127%	101%	181%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends when amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.58%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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Tax-Managed Global Dividend Income Fund

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Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $569,059,242 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($286,925,838), October 31, 2017 ($258,617,823), and October 31, 2018 ($23,515,581). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain

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Tax-Managed Global Dividend Income Fund

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Notes to Financial Statements (Unaudited) — continued

distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2013, the Fund’s investment adviser fee amounted to $3,034,577 or 0.64% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $713,422. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $12,035 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $59,466 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $593,729 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $181,457 and $1,250,035 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $4,870,000 and $49,367,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $60,486 and $416,678 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to

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Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $300, $31,000 and $4,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $469,433,989 and $535,140,304, respectively, for the six months ended April 30, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	4,363,464	7,801,439
Issued to shareholders electing to receive payments of distributions in Fund shares	926,451	2,307,212
Redemptions	(9,952,689)	(19,809,158)
Exchange from Class B shares	328,528	954,828

Net decrease	(4,334,246)	(8,745,679)

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	69,729	152,589
Issued to shareholders electing to receive payments of distributions in Fund shares	64,809	197,813
Redemptions	(639,900)	(1,427,530)
Exchange to Class A shares	(329,225)	(956,719)

Net decrease	(834,587)	(2,033,847)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	1,477,042	2,754,722
Issued to shareholders electing to receive payments of distributions in Fund shares	458,956	1,185,370
Redemptions	(4,332,972)	(9,295,332)

Net decrease	(2,396,974)	(5,355,240)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	2,004,827	3,462,101
Issued to shareholders electing to receive payments of distributions in Fund shares	160,093	389,175
Redemptions	(1,559,757)	(4,205,327)

Net increase (decrease)	605,163	(354,051)

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Tax-Managed Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$843,340,929

Gross unrealized appreciation	$154,644,731
Gross unrealized depreciation	(26,758,357)

Net unrealized appreciation	$127,886,374

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

5/31/13	Euro 24,315,020	United States Dollar 31,676,490	Citibank NA	$(350,897)
5/31/13	Euro 24,315,020	United States Dollar 31,676,538	Standard Chartered Bank	(350,849)
5/31/13	Euro 24,315,020	United States Dollar 31,676,635	State Street Bank and Trust Co.	(350,752)
5/31/13	Japanese Yen 1,954,900,000	United States Dollar 19,896,026	Standard Chartered Bank	(160,028)

				$(1,212,526)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation

5/31/13	British Pound Sterling 4,950,868	United States Dollar 7,666,568	Citibank NA	$22,382
5/31/13	British Pound Sterling 4,950,868	United States Dollar 7,664,117	Standard Chartered Bank	24,832
5/31/13	British Pound Sterling 4,950,868	United States Dollar 7,665,751	State Street Bank and Trust Co.	23,198

				$70,412

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency

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Tax-Managed Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $1,212,526.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $70,412, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $24,832. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At April 30, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $70,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Fund is held in a segregated account by the Fund’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$70,412	(1)	$(1,212,526	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$203,667	(1)	$(1,141,587	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2013, which is indicative of the volume of this derivative type, was approximately $59,962,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

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Tax-Managed Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$38,427,590	$37,884,245		$—	$76,311,835
Consumer Staples	15,526,516	51,742,669		—	67,269,185
Energy	40,852,600	28,139,588		—	68,992,188
Financials	68,314,410	115,201,478		—	183,515,888
Health Care	27,019,410	47,967,595		—	74,987,005
Industrials	45,416,620	33,221,988		—	78,638,608
Information Technology	85,079,180	—		—	85,079,180
Materials	39,924,710	7,582,618		—	47,507,328
Telecommunication Services	—	30,004,674		—	30,004,674
Utilities	12,917,250	19,272,812		—	32,190,062

Total Common Stocks	$373,478,286	$371,017,667	**	$—	$744,495,953

Preferred Stocks
Consumer Staples	$—	$1,241,359		$—	$1,241,359
Energy	—	2,737,094		—	2,737,094
Financials	48,942,644	97,736,784		0	146,679,428
Industrials	—	5,110,345		—	5,110,345
Telecommunication Services	—	2,068,560		—	2,068,560
Utilities	2,665,140	23,544,788		—	26,209,928

Total Preferred Stocks	$51,607,784	$132,438,930		$0	$184,046,714

24

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Tax-Managed Global Dividend Income Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$38,975,564	$—	$38,975,564
Short-Term Investments	—	3,709,072	—	3,709,072

Total Investments	$425,086,070	$546,141,233	$0	$971,227,303

Forward Foreign Currency Exchange Contracts	$—	$70,412	$—	$70,412

Total	$425,086,070	$546,211,645	$0	$971,297,715

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,212,526)	$—	$(1,212,526)

Total	$—	$(1,212,526)	$—	$(1,212,526)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

27

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

28

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Dividend Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*Interested	Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1857-6/13	TMDISRC

Parametric Tax-Managed International Equity Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Parametric Tax-Managed International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Parametric Tax-Managed International Equity Fund

April 30, 2013

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	04/22/1998	04/22/1998	13.75%	16.78%	–4.93%	7.35%
Class C at NAV	04/22/1998	04/22/1998	13.45	15.91	–5.65	6.56
Class C with 1% Maximum Sales Charge	—	—	12.45	14.91	–5.65	6.56
Institutional Class at NAV	09/02/2008	04/22/1998	13.94	16.98	–4.67	7.50
MSCI EAFE Index	—	—	16.90%	19.39%	–0.93%	9.22%

% After-Tax Returns with Maximum Sales Charge		Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class After Taxes on Distributions		04/22/1998	04/22/1998	10.07%	–5.96%	6.82%
Investor Class After Taxes on Distributions and Sales of Fund Shares		—	—	6.70	–4.07	5.85
Class C After Taxes on Distributions		04/22/1998	04/22/1998	14.88	–5.54	6.68
Class C After Taxes on Distributions and Sales of Fund Shares		—	—	9.16	–3.90	5.60
Institutional Class After Taxes on Distributions		09/02/2008	04/22/1998	16.94	–4.57	7.61
Institutional Class After Taxes on Distributions and Sales of Fund Shares		—	—	10.77	–3.01	6.56

% Total Annual Operating Expense Ratios[3]				Investor Class	Class C	Institutional Class
Gross				1.73%	2.48%	1.48%
Net				1.50	2.25	1.25

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Parametric Tax-Managed International Equity Fund

April 30, 2013

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Royal Dutch Shell PLC, Class A	2.2%
Nestle SA	1.8
SAP AG	1.6
ENI SpA	1.6
Linde AG	1.4
Novo Nordisk A/S, Class B	1.3
Anheuser-Busch InBev NV	1.2
DBS Group Holdings, Ltd.	1.2
NTT DoCoMo, Inc.	1.0
ASML Holding NV	1.0
Total	14.3%

Geographic Allocation (% of common stocks)5

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed International Equity Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Institutional Class is linked to Investor Class.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2013, the name of the Fund was changed to Parametric Tax-Managed International Equity Fund. Class A and Class I shares of the Fund were renamed Investor Class and Institutional Class, respectively. The front-end sales charge payable upon purchase of Investor Class shares of the Fund was eliminated. The minimum initial purchase of Institutional Class shares of the Fund was changed to $50,000 (waived in certain circumstances). At the close of business on February 22, 2013, Class B shares were merged into Class A shares (now known as Investor Class shares).

4

Parametric Tax-Managed International Equity Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,137.50	$8.11	**	1.53%
Class C	$1,000.00	$1,134.50	$12.07	**	2.28%
Institutional Class	$1,000.00	$1,139.40	$6.74	**	1.27%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.20	$7.65	**	1.53%
Class C	$1,000.00	$1,013.50	$11.38	**	2.28%
Institutional Class	$1,000.00	$1,018.50	$6.36	**	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Parametric Tax-Managed International Equity Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $37,774,597)	$44,554,902
Receivable for Fund shares sold	10,359
Receivable from affiliates	21,485
Miscellaneous receivable	139,204
Total assets	$44,725,950

Liabilities
Payable for Fund shares redeemed	$6,833
Payable to affiliates:
Distribution and service fees	15,462
Trustees’ fees	42
Accrued expenses	17,983
Total liabilities	$40,320
Net Assets	$44,685,630

Sources of Net Assets
Paid-in capital	$90,717,472
Accumulated net realized loss from Portfolio	(53,016,995)
Accumulated undistributed net investment income	204,848
Net unrealized appreciation from Portfolio	6,780,305
Total	$44,685,630

Investor Class Shares
Net Assets	$30,377,135
Shares Outstanding	3,228,439
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.41

Class C Shares
Net Assets	$11,668,352
Shares Outstanding	1,305,302
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.94

Institutional Class Shares
Net Assets	$2,640,143
Shares Outstanding	281,086
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.39

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends allocated from Portfolio (net of foreign taxes, $43,614)	$724,294
Interest allocated from Portfolio	91
Expenses allocated from Portfolio	(210,481)
Total investment income	$513,904

Expenses
Distribution and service fees
Investor Class	$36,682
Class B	3,929
Class C	56,043
Trustees’ fees and expenses	250
Custodian fee	8,119
Transfer and dividend disbursing agent fees	41,348
Legal and accounting services	13,117
Printing and postage	15,512
Registration fees	24,858
Miscellaneous	6,766
Total expenses	$206,624
Deduct —
Allocation of expenses to affiliates	$41,155
Total expense reductions	$41,155

Net expenses	$165,469

Net investment income	$348,435

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$17,033
Foreign currency transactions	(4,906)
Net realized gain	$12,127
Change in unrealized appreciation (depreciation) —
Investments	$5,266,850
Foreign currency	2,544
Net change in unrealized appreciation (depreciation)	$5,269,394

Net realized and unrealized gain	$5,281,521

Net increase in net assets from operations	$5,629,956

7	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$348,435	$794,475
Net realized gain from investment and foreign currency transactions	12,127	652,183
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,269,394	2,416,958
Net increase in net assets from operations	$5,629,956	$3,863,616
Distributions to shareholders —
From net investment income
Investor Class	$(681,705)	$(491,956)
Class B	(18,382)	(9,103)
Class C	(181,010)	(92,300)
Institutional Class	(56,931)	(35,627)
Total distributions to shareholders	$(938,028)	$(628,986)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$561,899	$1,631,116
Class B	5,178	8,566
Class C	343,960	764,122
Institutional Class	861,115	967,221
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	644,383	451,687
Class B	17,488	8,111
Class C	160,713	79,533
Institutional Class	38,473	29,822
Cost of shares redeemed
Investor Class	(4,270,227)	(11,982,861)
Class B	(75,953)	(446,894)
Class C	(1,563,661)	(4,260,595)
Institutional Class	(423,064)	(1,237,666)
Net asset value of shares exchanged
Investor Class	119,293	407,344
Class B	(119,293)	(407,344)
Net asset value of shares merged*
Investor Class	1,187,202	—
Class B	(1,187,202)	—
Net decrease in net assets from Fund share transactions	$(3,699,696)	$(13,987,838)

Net increase (decrease) in net assets	$992,232	$(10,753,208)

Net Assets
At beginning of period	$43,693,398	$54,446,606
At end of period	$44,685,630	$43,693,398

Accumulated undistributed net investment income included in net assets
At end of period	$204,848	$794,441

*	At the close of business on February 22, 2013, Class B shares were merged into Investor Class shares.

8	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2013

Financial Highlights

	Investor Class
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$8.470		$7.870	$8.870	$8.600	$7.530		$14.970

Income (Loss) From Operations
Net investment income(1)	$0.080		$0.150	$0.091	$0.080	$0.121		$0.205
Net realized and unrealized gain (loss)	1.066		0.567	(0.936)	0.340	1.078		(7.470)

Total income (loss) from operations	$1.146		$0.717	$(0.845)	$0.420	$1.199		$(7.265)

Less Distributions
From net investment income	$(0.206)		$(0.117)	$(0.155)	$(0.151)	$(0.129)		$(0.176)

Total distributions	$(0.206)		$(0.117)	$(0.155)	$(0.151)	$(0.129)		$(0.176)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.001	$0.000	(3)	$0.001

Net asset value — End of period	$9.410		$8.470	$7.870	$8.870	$8.600		$7.530

Total Return(4)	13.75	%(5)	9.34%	(9.74)%	4.89%	16.22%		(49.06)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,377		$28,998	$36,350	$73,731	$76,284		$92,173
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.53	%(8)(9)	1.86%	1.77%	1.68%	1.73	%(10)	1.54%
Net investment income	1.82	%(9)	1.89%	1.02%	0.95%	1.67%		1.67%
Portfolio Turnover of the Portfolio	10	%(5)	117%	41%	72%	57%		34%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.19% of average daily net assets for the six months ended April 30, 2013). Absent this reimbursement, total return would be lower.

(9)	Annualized.

(10)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

9	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$8.010		$7.440	$8.390	$8.150	$7.100		$14.150

Income (Loss) From Operations
Net investment income(1)	$0.044		$0.087	$0.025	$0.017	$0.063		$0.105
Net realized and unrealized gain (loss)	1.022		0.534	(0.886)	0.314	1.024		(7.060)

Total income (loss) from operations	$1.066		$0.621	$(0.861)	$0.331	$1.087		$(6.955)

Less Distributions
From net investment income	$(0.136)		$(0.051)	$(0.089)	$(0.092)	$(0.037)		$(0.096)

Total distributions	$(0.136)		$(0.051)	$(0.089)	$(0.092)	$(0.037)		$(0.096)

Redemption fees(1)(2)	$—		$—	$0.000 (3)	$0.001	$0.000	(3)	$0.001

Net asset value — End of period	$8.940		$8.010	$7.440	$8.390	$8.150		$7.100

Total Return(4)	13.45	%(5)	8.44%	(10.40)%	4.07%	15.40%		(49.46)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,668		$11,488	$14,022	$20,359	$25,599		$29,444
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.28	%(8)(9)	2.61%	2.53%	2.43%	2.48	%(10)	2.29%
Net investment income	1.05	%(9)	1.16%	0.29%	0.21%	0.91%		0.90%
Portfolio Turnover of the Portfolio	10	%(5)	117%	41%	72%	57%		34%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.19% of average daily net assets for the six months ended April 30, 2013). Absent this reimbursement, total return would be lower.

(9)	Annualized.

(10)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

10	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2013

Financial Highlights — continued

	Institutional Class
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$8.460		$7.880	$8.870	$8.600	$7.530		$11.490

Income (Loss) From Operations
Net investment income(2)	$0.097		$0.172	$0.115	$0.077	$0.157		$0.003
Net realized and unrealized gain (loss)	1.062		0.552	(0.920)	0.363	1.072		(3.963)

Total income (loss) from operations	$1.159		$0.724	$(0.805)	$0.440	$1.229		$(3.960)

Less Distributions
From net investment income	$(0.229)		$(0.144)	$(0.185)	$(0.171)	$(0.159)		$—

Total distributions	$(0.229)		$(0.144)	$(0.185)	$(0.171)	$(0.159)		$—

Redemption fees(2)(3)	$—		$—	$0.000 (4)	$0.001	$0.000	(4)	$0.000	(4)

Net asset value — End of period	$9.390		$8.460	$7.880	$8.870	$8.600		$7.530

Total Return(5)	13.94	%(6)	9.46%	(9.33)%	5.13%	16.69%		(34.46	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,640		$1,919	$2,055	$618	$1,253		$101
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.27	%(9)(10)	1.61%	1.52%	1.43%	1.48	%(11)	1.23	%(10)
Net investment income	2.22	%(10)	2.16%	1.33%	0.94%	2.11%		0.25	%(10)
Portfolio Turnover of the Portfolio	10	%(6)	117%	41%	72%	57%		34	%(12)

(1)	For the period from the start of business, September 2, 2008, to October 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.19% of average daily net assets for the six months ended April 30, 2013). Absent this reimbursement, total return would be lower.

(10)	Annualized.

(11)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

(12)	For the Portfolio’s year ended October 31, 2008.

11	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed International Equity Fund (formerly, Eaton Vance Tax-Managed International Equity Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Investor Class (renamed from Class A effective March 1, 2013) and Institutional Class (renamed from Class I effective March 1, 2013) shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Prior to March 1, 2013, the date the sales charge was eliminated and the share class was renamed, Investor Class shares were generally sold subject to a sales charge of 5.75% imposed at time of purchase. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Investor Class shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on February 22, 2013, Class B shares were merged into Class A (renamed Investor Class) shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (39.9% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $51,153,850 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on October 31, 2016 ($11,851,312), October 31, 2017 ($36,830,557) and October 31, 2019 ($2,471,981). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Parametric Tax-Managed International Equity Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. Effective December 1, 2012, EVM and Parametric Portfolio Associates LLC (Parametric), the sub-adviser of the Portfolio and a majority-owned subsidiary of Eaton Vance Corp., have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Investor Class, Class C and Institutional Class, respectively, and prior to the close of business on February 22, 2013, 2.25% of the Fund’s average daily net assets for Class B. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM and Parametric were allocated $41,155 in total of the Fund’s operating expenses for the six months ended April 30, 2013. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $4,415 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $763 as its portion of the sales charge on sales of Investor Class shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Investor Class, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $36,682 for Investor Class shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and prior to the close of business on February 22, 2013, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $2,947 and $42,032 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $11,315,000.

Pursuant to the Class B (prior to the close of business on February 22, 2013) and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $982 and $14,011 for Class B and Class C shares, respectively.

13

Parametric Tax-Managed International Equity Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on February 22, 2013, on redemptions of Class B shares made within six years of purchase. Prior to March 1, 2013, Class A (renamed Investor Class) shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $20, $200 and $200 of CDSCs paid by Investor Class, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $548,038 and $5,646,394, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	63,753	201,838
Issued to shareholders electing to receive payments of distributions in Fund shares	74,581	61,287
Redemptions	(482,151)	(1,508,791)
Merger from Class B shares	133,109	—
Exchange from Class B shares	13,656	51,663

Net decrease	(197,052)	(1,194,003)

Class B	Six Months Ended April 30, 2013 (Unaudited)(1)	Year Ended October 31, 2012

Sales	604	1,168
Issued to shareholders electing to receive payments of distributions in Fund shares	2,087	1,134
Redemptions	(9,172)	(58,033)
Merger to Investor Class shares	(137,331)	—
Exchange to Investor Class shares	(14,127)	(53,498)

Net decrease	(157,939)	(109,229)

14

Parametric Tax-Managed International Equity Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	41,097	99,619
Issued to shareholders electing to receive payments of distributions in Fund shares	19,528	11,329
Redemptions	(188,762)	(561,580)

Net decrease	(128,137)	(450,632)

Institutional Class	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	97,866	120,894
Issued to shareholders electing to receive payments of distributions in Fund shares	4,463	4,058
Redemptions	(48,019)	(159,158)

Net increase (decrease)	54,310	(34,206)

(1)	Offering of Class B shares was discontinued during the six months ended April 30, 2013 (see Note 1).

8  Name Change

Effective March 1, 2013, the name of Parametric Tax-Managed International Equity Fund was changed from Eaton Vance Tax-Managed International Equity Fund.

15

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Australia — 6.6%
AGL Energy, Ltd.	19,720	$324,716
Amcor, Ltd.	86,114	884,379
APA Group	9,919	66,985
Australia and New Zealand Banking Group, Ltd.	10,697	353,506
BHP Billiton, Ltd.	2,241	75,340
CFS Retail Property Trust Group	29,212	66,566
Coca-Cola Amatil, Ltd.	14,713	231,135
Commonwealth Bank of Australia	10,107	770,364
Computershare, Ltd.	6,596	67,949
Crown, Ltd.	5,308	71,026
CSL, Ltd.	5,507	359,898
Federation Centres	22,983	61,953
GPT Group	20,014	85,151
Harvey Norman Holdings, Ltd.	44,634	138,954
James Hardie Industries SE CDI	5,348	56,331
National Australia Bank, Ltd.	10,650	375,816
Orica, Ltd.	15,853	375,927
Origin Energy, Ltd.	22,838	292,381
Rio Tinto, Ltd.	4,314	251,065
Tabcorp Holdings, Ltd.	17,246	61,734
Tatts Group, Ltd.	20,688	70,157
Telstra Corp., Ltd.	142,874	737,909
Transurban Group	63,537	449,481
Wesfarmers, Ltd.	3,101	139,509
Wesfarmers, Ltd., PPS	1,356	61,220
Westpac Banking Corp.	10,973	384,933
Woodside Petroleum, Ltd.	4,035	157,420
Woolworths, Ltd.	9,368	353,822

		$7,325,627

Austria — 1.1%
Immofinanz AG(1)	18,470	$75,522
OMV AG	14,433	677,985
Raiffeisen Bank International AG	5,737	202,516
Verbund AG	5,540	121,284
Vienna Insurance Group	893	47,288
Voestalpine AG	2,321	72,777

		$1,197,372

Belgium — 3.4%
Anheuser-Busch InBev NV	13,982	$1,343,258
Belgacom SA	13,840	318,638
Colruyt SA	7,459	376,730
Groupe Bruxelles Lambert SA	7,005	542,177

Security	Shares	Value

Belgium (continued)
Mobistar SA	3,317	$79,084
Solvay SA	2,273	333,022
Telenet Group Holding NV	4,146	222,970
UCB SA	5,498	324,483
Umicore SA	5,226	242,205

		$3,782,567

Denmark — 3.9%
A.P. Moller – Maersk A/S, Class A	21	$143,736
A.P. Moller – Maersk A/S, Class B	30	213,630
Carlsberg A/S, Class B	712	66,193
Coloplast A/S, Class B	14,477	787,806
Danske Bank A/S(1)	3,080	58,325
DSV A/S	13,873	349,441
Novo Nordisk A/S, Class B	8,373	1,473,855
Novozymes A/S, Class B	20,149	697,380
TDC A/S	14,081	114,268
Tryg A/S	2,912	252,393
William Demant Holding A/S(1)	1,810	144,926

		$4,301,953

Finland — 2.7%
Elisa Oyj	13,791	$261,587
Fortum Oyj	8,270	153,719
Kesko Oyj, Class B	2,175	65,303
Kone Oyj, Class B	11,111	982,085
Metso Oyj	1,267	52,204
Nokia Oyj	63,604	213,689
Nokian Renkaat Oyj	1,317	57,210
Orion Oyj, Class B	7,962	228,810
Pohjola Bank PLC, Class A	4,737	80,639
Sampo Oyj	12,347	494,064
Stora Enso Oyj	18,840	131,390
Wartsila Oyj	6,606	324,841

		$3,045,541

France — 6.0%
ADP	2,966	$268,456
Air Liquide SA	8,165	1,034,474
Alcatel-Lucent(1)	51,381	70,765
Carrefour SA	5,846	173,621
Christian Dior SA	516	90,063
Compagnie Generale des Etablissements Michelin, Class B	289	24,438
Dassault Systemes SA	3,888	474,636

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
EDF SA	2,363	$52,902
Essilor International SA	3,907	440,211
Eutelsat Communications SA	7,473	270,021
GDF Suez	14,024	300,679
Iliad SA	316	72,311
Imerys SA	879	57,874
L’Oreal SA	1,941	346,451
Lagardere SCA	1,362	50,623
LVMH Moet Hennessy Louis Vuitton SA	5,113	886,004
Neopost SA	618	40,737
Pernod-Ricard SA	4,601	569,927
PPR SA	430	94,716
Safran SA	4,673	229,705
Sanofi	4,274	462,086
SES SA	950	29,629
Societe BIC SA	1,535	163,694
Sodexo	2,236	186,996
Suez Environnement Co. SA	3,678	52,784
Total SA	4,137	208,244
Unibail-Rodamco SE	268	70,059

		$6,722,106

Germany — 6.4%
Adidas AG	2,106	$220,219
Bayerische Motoren Werke AG	6,733	622,601
Beiersdorf AG	4,742	429,541
Continental AG	655	77,911
Deutsche Lufthansa AG	6,591	131,968
Deutsche Post AG	13,649	324,449
Deutsche Telekom AG	13,301	157,539
Fraport AG	937	56,062
Fresenius Medical Care AG & Co. KGaA	705	48,571
Hannover Rueckversicherung AG	1,152	97,466
Henkel AG & Co. KGaA	7,652	599,791
Linde AG	8,483	1,606,201
Porsche Automobil Holding SE, PFC Shares	819	64,312
SAP AG	22,726	1,811,761
Siemens AG	5,077	530,481
United Internet AG	11,282	309,772

		$7,088,645

Greece — 0.1%
OPAP SA	15,114	$148,987

		$148,987

Security	Shares	Value

Hong Kong — 5.0%
ASM Pacific Technology, Ltd.	5,100	$52,629
Bank of East Asia, Ltd.	62,800	259,157
BOC Hong Kong (Holdings), Ltd.	116,500	400,728
Cathay Pacific Airways, Ltd.	120,000	211,514
Cheung Kong Infrastructure Holdings, Ltd.	50,000	363,110
CLP Holdings, Ltd.	47,000	414,559
Hang Lung Group, Ltd.	8,000	47,226
Hang Seng Bank, Ltd.	54,700	916,955
Hong Kong & China Gas Co., Ltd.	229,400	692,461
Hopewell Holdings, Ltd.	51,500	198,678
Link REIT (The)	147,500	832,342
MTR Corp., Ltd.	75,000	309,588
PCCW, Ltd.	129,000	65,398
Power Assets Holdings, Ltd.	69,000	674,738
Wing Hang Bank, Ltd.	15,000	157,981

		$5,597,064

Ireland — 1.2%
CRH PLC	17,461	$375,998
Elan Corp. PLC(1)	13,802	159,760
Kerry Group PLC, Class A	13,626	804,492

		$1,340,250

Israel — 2.2%
Bank Hapoalim B.M.(1)	37,785	$175,767
Bank Leumi Le-Israel B.M.(1)	89,574	318,383
Bezeq Israeli Telecommunication Corp., Ltd.	144,376	209,708
Delek Group, Ltd.	342	90,169
Elbit Systems, Ltd.	1,744	72,797
Israel Chemicals, Ltd.	10,350	123,336
Israel Corp., Ltd.	213	137,160
Israel Discount Bank, Ltd., Series A(1)	36,415	61,221
Mellanox Technologies, Ltd.(1)	2,363	123,791
Mizrahi Tefahot Bank, Ltd.(1)	15,499	158,562
NICE Systems, Ltd.(1)	6,472	229,569
Teva Pharmaceutical Industries, Ltd. ADR	19,736	755,691

		$2,456,154

Italy — 4.1%
Atlantia SpA	14,359	$256,718
Autogrill SpA	7,979	103,327
Enel Green Power SpA	133,159	284,057
Enel SpA	33,088	127,964
ENI SpA	74,373	1,775,016
Finmeccanica SpA(1)	10,656	55,508

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
Luxottica Group SpA	11,854	$613,969
Snam Rete Gas SpA	128,366	631,704
Telecom Italia SpA, PFC Shares	124,288	86,320
Tenaris SA	5,930	132,206
Terna Rete Elettrica Nazionale SpA	113,704	532,207

		$4,598,996

Japan — 12.8%
ABC-Mart, Inc.	2,400	$89,905
Air Water, Inc.	4,000	64,769
All Nippon Airways Co., Ltd.	96,000	209,091
Aozora Bank, Ltd.	17,000	53,263
Bank of Kyoto, Ltd. (The)	17,000	178,860
Bank of Yokohama, Ltd. (The)	63,000	383,277
Benesse Holdings, Inc.	1,600	70,912
Bridgestone Corp.	1,000	37,743
Canon, Inc.	700	25,175
Chiba Bank, Ltd. (The)	34,000	263,998
Chugai Pharmaceutical Co., Ltd.	13,200	328,645
Chugoku Bank, Ltd. (The)	19,000	331,283
Daihatsu Motor Co., Ltd.	18,000	357,061
Dainippon Sumitomo Pharma Co., Ltd.	4,500	82,653
Electric Power Development Co., Ltd.	1,800	51,408
Gunma Bank, Ltd. (The)	39,000	248,109
Hachijuni Bank, Ltd. (The)	30,000	204,251
Hamamatsu Photonics K.K.	9,200	379,313
Hiroshima Bank, Ltd. (The)	36,000	189,777
Hoya Corp.	2,400	48,087
Isetan Mitsukoshi Holdings, Ltd.	5,100	81,283
ITOCHU Techno-Solutions Corp.	1,600	76,140
Iyo Bank, Ltd. (The)	18,000	188,525
Japan Airlines Co., Ltd.	5,500	279,295
Japan Real Estate Investment Corp.	12	161,201
Joyo Bank, Ltd. (The)	12,000	73,764
Kamigumi Co., Ltd.	19,000	178,158
Kansai Paint Co., Ltd.	18,000	230,973
Keikyu Corp.	8,000	88,531
Keio Corp.	39,000	335,471
Keyence Corp.	2,500	793,365
Kintetsu Corp.	24,000	121,397
Kyowa Hakko Kirin Co., Ltd.	17,000	208,666
Lawson, Inc.	700	55,114
McDonald’s Holdings Co. (Japan), Ltd.	7,500	218,760
Miraca Holdings, Inc.	1,300	64,827
Mitsubishi Logistics Corp.	4,000	71,508

Security	Shares	Value

Japan (continued)
Mitsubishi Tanabe Pharma Corp.	9,700	$147,550
Mizuho Financial Group, Inc.	34,800	76,576
NGK Spark Plug Co., Ltd.	9,000	151,729
Nishi-Nippon City Bank, Ltd. (The)	47,000	156,792
Nitori Holdings Co., Ltd.	2,200	165,974
NTT DoCoMo, Inc.	702	1,162,440
Odakyu Electric Railway Co., Ltd.	39,000	469,677
Ono Pharmaceutical Co., Ltd.	5,300	349,550
Oracle Corp. Japan	2,800	119,955
Oriental Land Co., Ltd.	3,100	501,178
Osaka Gas Co., Ltd.	15,000	65,010
Rakuten, Inc.	39,900	425,588
Rinnai Corp.	3,100	246,499
Sankyo Co., Ltd.	1,400	63,808
Santen Pharmaceutical Co., Ltd.	4,700	235,916
Seven Bank, Ltd.	23,200	82,381
Shimamura Co., Ltd.	2,100	265,402
Shizuoka Bank, Ltd. (The)	42,000	514,096
Sumitomo Rubber Industries, Ltd.	4,200	77,553
Suruga Bank, Ltd.	14,000	247,690
Suzuken Co., Ltd.	5,000	194,702
Sysmex Corp.	1,700	109,634
Takashimaya Co., Ltd.	4,000	47,281
Takeda Pharmaceutical Co., Ltd.	900	49,412
Toho Gas Co., Ltd.	33,000	196,757
Tokyo Gas Co., Ltd.	30,000	171,244
TonenGeneral Sekiyu K.K.	29,000	293,057
Tsumura & Co.	3,200	104,562
Unicharm Corp.	6,700	433,231
USS Co., Ltd.	1,940	248,872
Yahoo! Japan Corp.	63	31,657
Yamato Holdings Co., Ltd.	3,200	61,728
Yokogawa Electric Corp.	5,100	51,862

		$14,343,921

Netherlands — 4.4%
Akzo Nobel NV	9,706	$585,373
ASML Holding NV	15,529	1,155,558
European Aeronautic Defence and Space Co. NV	6,800	359,255
Gemalto NV	562	45,939
Heineken Holding NV	3,202	192,943
Heineken NV	7,054	499,245
Koninklijke Ahold NV	48,859	771,836
Koninklijke DSM NV	10,172	655,644
Koninklijke Vopak NV	3,869	214,256

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands (continued)
QIAGEN NV(1)	13,623	$270,039
Reed Elsevier NV	12,954	210,254

		$4,960,342

New Zealand — 0.7%
Auckland International Airport, Ltd.	100,898	$268,200
Contact Energy, Ltd.(1)	23,324	105,558
Fletcher Building, Ltd.	23,996	182,045
SKYCITY Entertainment Group, Ltd.	17,644	67,491
Telecom Corporation of New Zealand, Ltd.	52,744	117,778

		$741,072

Norway — 2.7%
Aker Solutions ASA	14,269	$199,707
Gjensidige Forsikring ASA	6,519	105,131
Norsk Hydro ASA	82,178	387,026
Orkla ASA	20,563	185,423
Seadrill, Ltd.	8,024	309,194
Statoil ASA	33,207	812,953
Telenor ASA	42,114	949,036
Yara International ASA	1,858	87,278

		$3,035,748

Portugal — 0.7%
EDP-Energias de Portugal SA	87,007	$299,043
Galp Energia SGPS SA, Class B	7,743	124,095
Jeronimo Martins SGPS SA	9,657	230,341
Portugal Telecom SGPS SA	20,164	105,212

		$758,691

Singapore — 4.9%
Ascendas Real Estate Investment Trust	144,000	$322,422
ComfortDelGro Corp., Ltd.	45,000	72,606
DBS Group Holdings, Ltd.	94,300	1,286,372
Oversea-Chinese Banking Corp., Ltd.	108,000	953,422
Singapore Airlines, Ltd.	47,000	424,414
Singapore Press Holdings, Ltd.	116,000	420,390
Singapore Technologies Engineering, Ltd.	52,000	186,110
Singapore Telecommunications, Ltd.	244,000	779,410
StarHub, Ltd.	44,000	169,202
United Overseas Bank, Ltd.	33,000	573,451
UOL Group, Ltd.	51,000	296,112

		$5,483,911

Security	Shares	Value

Spain — 4.6%
Abertis Infraestructuras SA	14,497	$270,505
Acerinox SA	12,749	137,570
ACS Actividades de Construccion y Servicios SA	5,068	130,162
Amadeus IT Holding SA, Class A	12,461	367,681
CaixaBank SA	50,803	187,847
Distribuidora Internacional de Alimentacion SA	10,918	84,630
Enagas	17,193	457,868
Ferrovial SA	28,385	469,557
Grifols SA(1)	6,311	253,325
Iberdrola SA	26,296	141,382
Indra Sistemas SA	7,412	99,725
Industria de Diseno Textil SA	6,591	884,548
International Consolidated Airlines Group SA(1)	17,117	72,104
Red Electrica Corp. SA	5,529	293,917
Repsol SA	16,922	396,729
Telefonica SA	43,216	632,782
Zardoya Otis SA	16,076	224,603

		$5,104,935

Sweden — 4.7%
Atlas Copco AB, Class A	1,766	$46,697
Atlas Copco AB, Class B	1,799	42,923
Boliden AB	4,765	76,097
Elekta AB, Class B	3,831	58,742
Getinge AB, Class B	1,621	48,878
Hennes & Mauritz AB, Class B	17,167	609,663
Holmen AB, Class B	6,671	186,987
Investor AB, Class B	12,457	369,435
Lundin Petroleum AB(1)	2,108	50,687
Millicom International Cellular SA SDR	2,789	229,072
Nordea Bank AB	68,825	828,173
Scania AB, Class B	5,767	123,335
Skandinaviska Enskilda Banken AB, Class A	37,554	386,331
Skanska AB, Class B	17,255	294,366
SKF AB, Class B	2,244	52,385
Svenska Cellulosa AB, Class B	5,146	134,047
Swedbank AB, Class A	15,001	369,379
Tele2 AB, Class B	17,326	297,299
Telefonaktiebolaget LM Ericsson, Class B	11,670	145,133
TeliaSonera AB	135,801	936,994

		$5,286,623

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland — 7.1%
Actelion, Ltd.(1)	5,582	$341,776
Adecco SA	5,678	303,709
Baloise Holding AG	1,801	185,638
Coca-Cola HBC AG(1)	8,092	212,428
Geberit AG	236	57,674
Givaudan SA(1)	157	202,189
Lonza Group AG(1)	774	53,934
Nestle SA	28,438	2,027,983
Novartis AG	13,636	1,009,440
Roche Holding AG PC	4,191	1,049,177
Schindler Holding AG	2,426	355,316
Schindler Holding AG PC	17	2,551
Sonova Holding AG(1)	2,191	238,683
Sulzer AG	795	135,858
Swatch Group, Ltd. (The), Bearer Shares	638	366,034
Swiss Reinsurance Co., Ltd.	7,899	628,615
Swisscom AG	1,047	493,158
Zurich Insurance Group AG(1)	830	231,936

		$7,896,099

United Kingdom — 13.6%
Aberdeen Asset Management PLC	14,295	$99,783
Associated British Foods PLC	7,299	219,567
AstraZeneca PLC	21,712	1,127,308
BAE Systems PLC	12,401	72,430
Barclays PLC	113,451	506,272
BHP Billiton PLC	13,281	373,631
BP PLC	115,420	836,350
Bunzl PLC	2,862	56,932
Burberry Group PLC	18,459	384,008
Centrica PLC	149,088	859,902
Compass Group PLC	23,593	310,721
Croda International PLC	1,406	54,201
Diageo PLC	25,653	783,380
Experian PLC	7,587	133,491
GlaxoSmithKline PLC	7,574	195,420
Kingfisher PLC	10,578	51,543
Marks & Spencer Group PLC	23,568	150,016
National Grid PLC	20,279	258,501
Next PLC	9,933	673,323
Prudential PLC	4,045	69,552
Randgold Resources, Ltd.	3,118	252,255
Reed Elsevier PLC	11,369	132,919
Resolution, Ltd.	13,759	56,503
Rexam PLC	28,542	229,177
Rolls-Royce Holdings PLC(1)	21,194	372,575

Security	Shares	Value

United Kingdom (continued)
Rolls-Royce Holdings PLC, PFC Shares(1)	2,522,086	$3,918
Royal Dutch Shell PLC, Class A	71,005	2,417,385
Sage Group PLC (The)	79,778	418,565
Schroders PLC	1,488	54,042
Serco Group PLC	28,822	277,371
Severn Trent PLC	1,894	53,678
Shire PLC	13,376	416,956
SSE PLC	2,331	56,438
Subsea 7 SA	10,099	218,020
Tesco PLC	91,836	522,361
Tullow Oil PLC	15,734	245,257
Unilever PLC	15,225	659,649
United Utilities Group PLC	4,978	57,347
Vodafone Group PLC	256,506	782,675
Whitbread PLC	5,656	224,844
WM Morrison Supermarkets PLC	116,780	529,974

		$15,198,240

Total Common Stocks (identified cost $93,464,577)		$110,414,844

Short-Term Investments — 0.1%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$174	$173,582

Total Short-Term Investments (identified cost $173,582)		$173,582

Total Investments — 99.0% (identified cost $93,638,159)		$110,588,426

Other Assets, Less Liabilities — 1.0%		$1,075,337

Net Assets — 100.0%		$111,663,763

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
PPS	–	Partially Protected Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.7%	$38,748,432
British Pound Sterling	13.6	15,192,648
Japanese Yen	12.8	14,343,921
Swiss Franc	6.9	7,683,671
Australian Dollar	6.6	7,325,627
Hong Kong Dollar	5.0	5,597,064
Singapore Dollar	4.9	5,483,911
Swedish Krona	4.7	5,286,623
Danish Krone	3.9	4,301,953
Norwegian Krone	2.9	3,253,768
Israeli Shekel	1.5	1,700,463
United States Dollar	0.8	929,273
New Zealand Dollar	0.7	741,072

Total Investments	99.0%	$110,588,426

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.3%	$18,211,319
Consumer Staples	11.7	13,103,145
Industrials	10.9	12,163,195
Health Care	10.9	12,125,892
Consumer Discretionary	10.4	11,641,169
Materials	9.1	10,160,074
Energy	8.3	9,236,855
Telecommunication Services	7.9	8,757,820
Utilities	7.0	7,861,922
Information Technology	6.4	7,153,453
Short-Term Investments	0.1	173,582

Total Investments	99.0%	$110,588,426

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $93,464,577)	$110,414,844
Affiliated investment, at value (identified cost, $173,582)	173,582
Foreign currency, at value (identified cost, $102,076)	102,669
Dividends receivable	372,191
Interest receivable from affiliated investment	17
Receivable for investments sold	156,592
Tax reclaims receivable	727,438
Total assets	$111,947,333

Liabilities
Payable for investments purchased	$160,571
Payable to affiliates:
Investment adviser fee	67,014
Trustees’ fees	371
Accrued expenses	55,614
Total liabilities	$283,570
Net Assets applicable to investors’ interest in Portfolio	$111,663,763

Sources of Net Assets
Investors’ capital	$94,654,570
Net unrealized appreciation	17,009,193
Total	$111,663,763

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends (net of foreign taxes, $106,999)	$1,779,911
Interest allocated from affiliated investment	221
Expenses allocated from affiliated investment	(21)
Total investment income	$1,780,111

Expenses
Investment adviser fee	$397,269
Trustees’ fees and expenses	2,280
Custodian fee	64,260
Legal and accounting services	46,327
Miscellaneous	2,266
Total expenses	$512,402

Net investment income	$1,267,709

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$200,065
Investment transactions allocated from affiliated investment	9
Foreign currency transactions	(12,079)
Net realized gain	$187,995
Change in unrealized appreciation (depreciation) —
Investments	$12,672,670
Foreign currency	6,419
Net change in unrealized appreciation (depreciation)	$12,679,089

Net realized and unrealized gain	$12,867,084

Net increase in net assets from operations	$14,134,793

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$1,267,709	$2,679,955
Net realized gain from investment and foreign currency transactions	187,995	2,592,699
Net change in unrealized appreciation (depreciation) from investments and foreign currency	12,679,089	4,557,510
Net increase in net assets from operations	$14,134,793	$9,830,164
Capital transactions —
Contributions	$2,338,592	$1,889,335
Withdrawals	(8,100,859)	(17,282,938)
Net decrease in net assets from capital transactions	$(5,762,267)	$(15,393,603)

Net increase (decrease) in net assets	$8,372,526	$(5,563,439)

Net Assets
At beginning of period	$103,291,237	$108,854,676
At end of period	$111,663,763	$103,291,237

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009		2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)	1.03%	1.13%	1.13%	1.12	%(3)	1.09%
Net investment income	2.39	%(2)	2.60%	1.67%	1.30%	2.30%		2.08%
Portfolio Turnover	10	%(4)	117%	41%	72%	57%		34%

Total Return	14.06	%(4)	10.24%	(9.16)%	5.48%	16.92%		(48.82)%

Net assets, end of period (000’s omitted)	$111,664		$103,291	$108,855	$174,638	$193,608		$226,980

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser.

(4)	Not annualized.

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Parametric Tax-Managed International Equity Fund (formerly, Eaton Vance Tax-Managed International Equity Fund) and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 39.9% and 60.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

26

Tax-Managed International Equity Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $397,269 or 0.75% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,927,072 and $15,599,229, respectively, for the six months ended April 30, 2013.

27

Tax-Managed International Equity Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,084,476

Gross unrealized appreciation	$17,753,009
Gross unrealized depreciation	(1,249,059)

Net unrealized appreciation	$16,503,950

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Tax-Managed International Equity Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$33,491,595		$—	$33,491,595
Developed Europe	282,487	74,184,608		—	74,467,095
Developed Middle East	755,691	1,700,463		—	2,456,154

Total Common Stocks	$1,038,178	$109,376,666	*	$—	$110,414,844
Short-Term Investments	$—	$173,582		$—	$173,582

Total Investments	$1,038,178	$109,550,248		$—	$110,588,426

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Parametric Tax-Managed International Equity Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

30

Parametric Tax-Managed International Equity Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (formerly Eaton Vance Tax-Managed International Equity Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

31

Parametric Tax-Managed International Equity Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. In considering the Fund’s longer-term performance record, the Board noted that the Fund’s performance had improved relative to its peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Parametric Tax-Managed International Equity Fund

April 30, 2013

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

038-6/13	IGSRC

Eaton Vance

Tax-Managed Multi-Cap

Growth Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Performance1,2

Portfolio Managers Kwang Kim, Gerald Moore, CFA and G. R. Nelson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	9.14%	4.05%	0.44%	9.13%
Class A with 5.75% Maximum Sales Charge	—	2.85	–1.94	–0.75	8.49
Class B at NAV	07/10/2000	8.70	3.26	–0.33	8.29
Class B with 5% Maximum Sales Charge	—	3.70	–1.74	–0.74	8.29
Class C at NAV	07/10/2000	8.68	3.25	–0.32	8.30
Class C with 1% Maximum Sales Charge	—	7.68	2.25	–0.32	8.30
Russell 3000 Growth Index	—	13.93%	12.83%	6.74%	8.25%
S&P 500 Index	—	14.42	16.89	5.21	7.88

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		06/30/2000	–1.94%	–0.75%	8.13%
Class A After Taxes on Distributions and Sale of Fund Shares		—	–1.10	–0.57	7.03
Class B After Taxes on Distributions		07/10/2000	–1.74	–0.74	7.93
Class B After Taxes on Distributions and Sale of Fund Shares		—	–0.98	–0.56	6.88
Class C After Taxes on Distributions		07/10/2000	2.25	–0.32	7.94
Class C After Taxes on Distributions and Sale of Fund Shares		—	1.28	–0.24	6.89

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C
Gross			1.50%	2.26%	2.25%
Net			1.40	2.15	2.15

Fund Profile4

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.4%
Google, Inc., Class A	4.3
Monsanto Co.	2.4
Amazon.com, Inc.	2.1
Gilead Sciences, Inc.	2.0
Walt Disney Co. (The)	1.9
EMC Corp.	1.9
eBay, Inc.	1.8
Tractor Supply Co.	1.8
Accenture PLC, Class A	1.7
Total	24.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,091.40	$7.62	**	1.47%
Class B	$1,000.00	$1,087.00	$11.49	**	2.22%
Class C	$1,000.00	$1,086.80	$11.49	**	2.22%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.35	**	1.47%
Class B	$1,000.00	$1,013.80	$11.08	**	2.22%
Class C	$1,000.00	$1,013.80	$11.08	**	2.22%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $44,560,586)	$54,890,921
Receivable for Fund shares sold	16,040
Receivable from affiliate	6,727
Total assets	$54,913,688

Liabilities
Payable for Fund shares redeemed	$59,812
Payable to affiliates:
Administration fee	6,725
Distribution and service fees	22,366
Trustees’ fees	42
Accrued expenses	31,171
Total liabilities	$120,116
Net Assets	$54,793,572

Sources of Net Assets
Paid-in capital	$59,010,860
Accumulated net realized loss from Portfolio	(13,822,652)
Accumulated net investment loss	(724,971)
Net unrealized appreciation from Portfolio	10,330,335
Total	$54,793,572

Class A Shares
Net Assets	$36,556,209
Shares Outstanding	2,410,278
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.17
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.10

Class B Shares
Net Assets	$2,617,064
Shares Outstanding	192,127
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.62

Class C Shares
Net Assets	$15,620,299
Shares Outstanding	1,145,145
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends allocated from Portfolio (net of foreign taxes, $6,162)	$273,175
Interest allocated from Portfolio	702
Expenses allocated from Portfolio	(210,355)
Total investment income from Portfolio	$63,522

Expenses
Administration fee	$40,437
Distribution and service fees
Class A	45,231
Class B	12,507
Class C	76,147
Trustees’ fees and expenses	250
Custodian fee	8,772
Transfer and dividend disbursing agent fees	32,531
Legal and accounting services	11,046
Printing and postage	13,107
Registration fees	19,098
Miscellaneous	5,779
Total expenses	$264,905
Deduct —
Allocation of expenses to affiliate	$11,949
Total expense reductions	$11,949

Net expenses	$252,956

Net investment loss	$(189,434)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$2,262,689
Written options	61,681
Foreign currency transactions	(645)
Net realized gain	$2,323,725
Change in unrealized appreciation (depreciation) —
Investments	$2,551,931
Written options	(26,823)
Net change in unrealized appreciation (depreciation)	$2,525,108

Net realized and unrealized gain	$4,848,833

Net increase in net assets from operations	$4,659,399

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment loss	$(189,434)	$(612,864)
Net realized gain from investment transactions, written options and foreign currency transactions	2,323,725	4,222,315
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	2,525,108	1,392,663
Net increase in net assets from operations	$4,659,399	$5,002,114
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,303,900	$2,020,588
Class B	432,971	102,899
Class C	1,010,145	1,176,661
Cost of shares redeemed
Class A	(4,628,453)	(8,153,222)
Class B	(243,453)	(671,706)
Class C	(2,202,362)	(3,007,494)
Net asset value of shares exchanged
Class A	116,540	670,273
Class B	(116,540)	(670,273)
Net decrease in net assets from Fund share transactions	$(4,327,252)	$(8,532,274)

Net increase (decrease) in net assets	$332,147	$(3,530,160)

Net Assets
At beginning of period	$54,461,425	$57,991,585
At end of period	$54,793,572	$54,461,425

Accumulated net investment loss included in net assets
At end of period	$(724,971)	$(535,537)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011		2010		2009	2008
Net asset value — Beginning of period	$13.900		$12.740	$11.810		$10.500		$8.730	$17.990

Income (Loss) From Operations
Net investment loss(1)	$(0.033)		$(0.111)	$(0.084	)(2)	$(0.081	)(3)	$(0.036)	$(0.010)
Net realized and unrealized gain (loss)	1.303		1.271	1.014		1.391		1.806	(6.853)

Total income (loss) from operations	$1.270		$1.160	$0.930		$1.310		$1.770	$(6.863)

Less Distributions
From net investment income	$—		$—	$—		$—		$—	$(0.197)
From net realized gain	—		—	—		—		—	(2.200)

Total distributions	$—		$—	$—		$—		$—	$(2.397)

Net asset value — End of period	$15.170		$13.900	$12.740		$11.810		$10.500	$8.730

Total Return(4)	9.14	%(5)	9.11%	7.78%		12.57%		20.27%	(43.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,556		$36,579	$38,582		$43,627		$45,868	$56,537
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.47	%(8)(9)	1.50%	1.48%		1.47%		1.57%	1.38%
Net investment loss	(0.46	)%(8)	(0.81)%	(0.65	)%(2)	(0.70	)%(3)	(0.41)%	(0.07)%
Portfolio Turnover of the Portfolio	36	%(5)	83%	139%		200%		205%	283%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.027 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.85)%.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.81)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)	The administrator subsidized certain operating expenses (equal to 0.04% of average daily net assets for the six months ended April 30, 2013). Absent this subsidy, total return would have been lower.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011		2010		2009	2008
Net asset value — Beginning of period	$12.530		$11.570	$10.810		$9.680		$8.120	$16.880

Income (Loss) From Operations
Net investment loss(1)	$(0.079)		$(0.189)	$(0.164	)(2)	$(0.151	)(3)	$(0.089)	$(0.111)
Net realized and unrealized gain (loss)	1.169		1.149	0.924		1.281		1.649	(6.375)

Total income (loss) from operations	$1.090		$0.960	$0.760		$1.130		$1.560	$(6.486)

Less Distributions
From net investment income	$—		$—	$—		$—		$—	$(0.074)
From net realized gain	—		—	—		—		—	(2.200)

Total distributions	$—		$—	$—		$—		$—	$(2.274)

Net asset value — End of period	$13.620		$12.530	$11.570		$10.810		$9.680	$8.120

Total Return(4)	8.70	%(5)	8.30%	7.03%		11.67%		19.21%	(44.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,617		$2,334	$3,340		$4,940		$7,300	$10,119
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.22	%(8)(9)	2.26%	2.23%		2.22%		2.33%	2.13%
Net investment loss	(1.22	)%(8)	(1.54)%	(1.38	)%(2)	(1.43	)%(3)	(1.11)%	(0.84)%
Portfolio Turnover of the Portfolio	36	%(5)	83%	139%		200%		205%	283%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.54)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)	The administrator subsidized certain operating expenses (equal to 0.04% of average daily net assets for the six months ended April 30, 2013). Absent this subsidy, total return would have been lower.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011		2010		2009	2008
Net asset value — Beginning of period	$12.550		$11.580	$10.830		$9.690		$8.130	$16.910

Income (Loss) From Operations
Net investment loss(1)	$(0.078)		$(0.194)	$(0.166	)(2)	$(0.153	)(3)	$(0.100)	$(0.109)
Net realized and unrealized gain (loss)	1.168		1.164	0.916		1.293		1.660	(6.379)

Total income (loss) from operations	$1.090		$0.970	$0.750		$1.140		$1.560	$(6.488)

Less Distributions
From net investment income	$—		$—	$—		$—		$—	$(0.092)
From net realized gain	—		—	—		—		—	(2.200)

Total distributions	$—		$—	$—		$—		$—	$(2.292)

Net asset value — End of period	$13.640		$12.550	$11.580		$10.830		$9.690	$8.130

Total Return(4)	8.68	%(5)	8.38%	6.93%		11.76%		19.19%	(44.33)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,620		$15,549	$16,069		$18,185		$20,220	$18,483
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.22	%(8)(9)	2.25%	2.23%		2.22%		2.32%	2.13%
Net investment loss	(1.20	)%(8)	(1.57)%	(1.39	)%(2)	(1.45	)%(3)	(1.21)%	(0.83)%
Portfolio Turnover of the Portfolio	36	%(5)	83%	139%		200%		205%	283%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.025 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.56)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Annualized.

(9)	The administrator subsidized certain operating expenses (equal to 0.04% of average daily net assets for the six months ended April 30, 2013). Absent this subsidy, total return would have been lower.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (56.6% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $14,947,648 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on October 31, 2016 ($1,195,698) and October 31, 2017 ($13,751,950). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

11

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $40,437. Effective March 1, 2013, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary expenses only) exceed 1.40%, 2.15% and 2.15% of the Fund’s average daily net assets for Class A, Class B and Class C, respectively. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM was allocated $11,949 of the Fund’s operating expenses for the six months ended April 30, 2013. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $3,543 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,629 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $45,231 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $9,380 and $57,110 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $568,000 and $1,599,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $3,127 and $19,037 for Class B and Class C shares, respectively.

12

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received less than $100 and approximately $1,000 and $200 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,338,334 and $5,968,605, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	91,883	148,166
Redemptions	(321,459)	(596,305)
Exchange from Class B shares	8,068	50,684

Net decrease	(221,508)	(397,455)

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	33,669	8,229
Redemptions	(18,844)	(54,759)
Exchange to Class A shares	(8,964)	(55,929)

Net increase (decrease)	5,861	(102,459)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	78,995	97,005
Redemptions	(173,103)	(244,931)

Net decrease	(94,108)	(147,926)

13

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 97.2%(1)

Security	Shares	Value

Aerospace & Defense — 1.4%
Precision Castparts Corp.	7,300	$1,396,417

		$1,396,417

Beverages — 3.2%
Anheuser-Busch InBev NV ADR	14,700	$1,405,614
Beam, Inc.	18,200	1,177,722
Coca-Cola Co. (The)	11,300	478,329

		$3,061,665

Biotechnology — 5.2%
Biogen Idec, Inc.(2)	5,400	$1,182,222
Celgene Corp.(2)	8,800	1,039,016
Gilead Sciences, Inc.(2)	39,200	1,985,088
Vertex Pharmaceuticals, Inc.(2)	10,400	798,928

		$5,005,254

Building Products — 1.5%
Fortune Brands Home & Security, Inc.(2)	39,200	$1,426,488

		$1,426,488

Capital Markets — 1.5%
Charles Schwab Corp. (The)	38,600	$654,656
T. Rowe Price Group, Inc.	10,800	783,000

		$1,437,656

Chemicals — 5.6%
Celanese Corp., Series A	16,700	$825,147
Cytec Industries, Inc.	15,900	1,158,474
Monsanto Co.	21,400	2,285,948
Praxair, Inc.	9,900	1,131,570

		$5,401,139

Commercial Banks — 2.5%
First Republic Bank	31,700	$1,203,966
Wells Fargo & Co.	33,100	1,257,138

		$2,461,104

Commercial Services & Supplies — 1.2%
Waste Connections, Inc.	31,850	$1,208,708

		$1,208,708

Security	Shares	Value

Communications Equipment — 1.0%
QUALCOMM, Inc.	15,500	$955,110

		$955,110

Computers & Peripherals — 6.3%
Apple, Inc.	9,700	$4,294,675
EMC Corp.(2)	79,800	1,789,914

		$6,084,589

Diversified Financial Services — 1.6%
Citigroup, Inc.	32,700	$1,525,782

		$1,525,782

Electrical Equipment — 1.4%
AMETEK, Inc.	34,300	$1,396,353

		$1,396,353

Electronic Equipment, Instruments & Components — 0.6%
InvenSense, Inc.(2)	57,900	$539,628

		$539,628

Energy Equipment & Services — 1.4%
Halliburton Co.	19,700	$842,569
Rowan Cos., PLC(2)	16,300	530,239

		$1,372,808

Food & Staples Retailing — 1.0%
Whole Foods Market, Inc.	11,500	$1,015,680

		$1,015,680

Food Products — 3.8%
Green Mountain Coffee Roasters, Inc.(2)	10,400	$596,960
Hershey Co. (The)	17,200	1,533,552
Mondelez International, Inc., Class A	48,300	1,519,035

		$3,649,547

Health Care Equipment & Supplies — 3.3%
Analogic Corp.	10,400	$826,592
Globus Medical, Inc., Class A(2)	55,300	841,666
Stryker Corp.	22,700	1,488,666

		$3,156,924

14	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 2.9%
Brookdale Senior Living, Inc.(2)	29,400	$758,226
Catamaran Corp.(2)	15,638	902,782
MEDNAX, Inc.(2)	12,900	1,144,617

		$2,805,625

Household Products — 0.9%
Colgate-Palmolive Co.	7,100	$847,811

		$847,811

Industrial Conglomerates — 1.2%
Danaher Corp.	19,200	$1,170,048

		$1,170,048

Internet & Catalog Retail — 4.3%
Amazon.com, Inc.(2)	8,100	$2,055,861
priceline.com, Inc.(2)	2,100	1,461,579
Shutterfly, Inc.(2)	15,500	690,215

		$4,207,655

Internet Software & Services — 8.7%
eBay, Inc.(2)	32,700	$1,713,153
Equinix, Inc.(2)	4,000	856,400
Google, Inc., Class A(2)	5,000	4,122,850
LinkedIn Corp., Class A(2)	5,300	1,018,077
VeriSign, Inc.(2)	16,800	773,976

		$8,484,456

IT Services — 3.3%
Accenture PLC, Class A	19,700	$1,604,368
Visa, Inc., Class A	9,200	1,549,832

		$3,154,200

Leisure Equipment & Products — 1.4%
Polaris Industries, Inc.	15,795	$1,361,371

		$1,361,371

Machinery — 1.4%
Colfax Corp.(2)	16,200	$756,054
Stanley Black & Decker, Inc.	8,500	635,885

		$1,391,939

Security	Shares	Value

Media — 2.3%
ReachLocal, Inc.(2)	19,100	$318,397
Walt Disney Co. (The)	29,800	1,872,632

		$2,191,029

Multiline Retail — 1.6%
Dollar General Corp.(2)	30,705	$1,599,423

		$1,599,423

Oil, Gas & Consumable Fuels — 4.0%
Alpha Natural Resources, Inc.(2)	50,700	$376,194
Concho Resources, Inc.(2)	12,900	1,111,077
EOG Resources, Inc.	11,300	1,369,108
Range Resources Corp.	13,500	992,520

		$3,848,899

Pharmaceuticals — 4.8%
Allergan, Inc.	13,700	$1,555,635
Perrigo Co.	12,400	1,480,684
Roche Holding AG ADR	13,600	848,912
Zoetis, Inc.	24,300	802,386

		$4,687,617

Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	15,600	$1,310,244

		$1,310,244

Road & Rail — 2.5%
J.B. Hunt Transport Services, Inc.	14,800	$1,051,836
Kansas City Southern	12,632	1,377,772

		$2,429,608

Semiconductors & Semiconductor Equipment — 1.9%
Cirrus Logic, Inc.(2)	26,600	$513,646
Cypress Semiconductor Corp.(2)	64,900	654,841
Monolithic Power Systems, Inc.	27,000	651,240

		$1,819,727

Software — 3.6%
Adobe Systems, Inc.(2)	5,414	$244,063
Infoblox, Inc.(2)	47,343	1,046,754
salesforce.com, inc.(2)	26,100	1,072,971
VMware, Inc., Class A(2)	16,000	1,128,000

		$3,491,788

15	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 5.5%
DSW, Inc., Class A	9,100	$601,692
Home Depot, Inc. (The)	20,998	1,540,203
Ross Stores, Inc.	22,800	1,506,396
Tractor Supply Co.	15,900	1,704,003

		$5,352,294

Textiles, Apparel & Luxury Goods — 0.8%
VF Corp.	4,100	$730,702

		$730,702

Trading Companies & Distributors — 2.3%
United Rentals, Inc.(2)	12,600	$662,886
W.W. Grainger, Inc.	6,500	1,602,055

		$2,264,941

Total Common Stocks (identified cost $76,091,863)		$94,244,229

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$2,373	$2,372,849

Total Short-Term Investments (identified cost $2,372,849)		$2,372,849

Total Investments — 99.6% (identified cost $78,464,712)		$96,617,078

Covered Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value

Apple, Inc.	24	$470.00	5/18/13	$(4,896)
Biogen Idec, Inc.	6	210.00	5/18/13	(6,810)
Catamaran Corp.	16	60.00	5/18/13	(2,320)
Citigroup, Inc.	14	49.00	5/18/13	(231)
Fortune Brands Home & Security, Inc.	20	40.00	5/18/13	(550)
Gilead Sciences, Inc.	39	57.50	5/18/13	(760)
Green Mountain Coffee Roasters, Inc.	5	65.00	5/18/13	(785)
Kansas City Southern	13	110.00	5/18/13	(2,275)
LinkedIn Corp., Class A	53	190.00	5/18/13	(62,408)
MEDNAX, Inc.	32	90.00	5/18/13	(4,480)
Shutterfly, Inc.	78	50.00	5/18/13	(4,680)

Security	Number of Contracts	Strike Price	Expiration Date	Value
T. Rowe Price Group, Inc.	5	$80.00	5/18/13	$(37)
VeriSign, Inc.	168	47.00	5/18/13	(9,492)
W.W. Grainger, Inc.	5	250.00	5/18/13	(988)
Walt Disney Co. (The)	17	62.50	5/18/13	(2,678)
Zoetis, Inc.	61	35.00	5/18/13	(1,525)

Total Covered Call Options Written (premiums received $77,803)				$(104,915)

Other Assets, Less Liabilities — 0.5%				$481,495

Net Assets — 100.0%				$96,993,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at April 30, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

16	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $76,091,863)	$94,244,229
Affiliated investment, at value (identified cost, $2,372,849)	2,372,849
Dividends receivable	53,224
Interest receivable from affiliated investment	321
Receivable for investments sold	870,345
Tax reclaims receivable	10,133
Total assets	$97,551,101

Liabilities
Written options outstanding, at value (premiums received, $77,803)	$104,915
Payable for investments purchased	374,892
Payable to affiliates:
Investment adviser fee	51,409
Trustees’ fees	366
Accrued expenses	25,861
Total liabilities	$557,443
Net Assets applicable to investors’ interest in Portfolio	$96,993,658

Sources of Net Assets
Investors’ capital	$78,868,404
Net unrealized appreciation	18,125,254
Total	$96,993,658

17	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends (net of foreign taxes, $10,827)	$476,659
Interest allocated from affiliated investment	1,226
Expenses allocated from affiliated investment	(120)
Total investment income	$477,765

Expenses
Investment adviser fee	$306,275
Trustees’ fees and expenses	2,045
Custodian fee	37,413
Legal and accounting services	19,136
Miscellaneous	1,973
Total expenses	$366,842
Deduct —
Reduction of custodian fee	$8
Total expense reductions	$8

Net expenses	$366,834

Net investment income	$110,931

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,000,287
Investment transactions allocated from affiliated investment	39
Written options	107,847
Foreign currency transactions	(1,120)
Net realized gain	$4,107,053
Change in unrealized appreciation (depreciation) —
Investments	$4,421,885
Written options	(47,153)
Net change in unrealized appreciation (depreciation)	$4,374,732

Net realized and unrealized gain	$8,481,785

Net increase in net assets from operations	$8,592,716

18	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income (loss)	$110,931	$(81,093)
Net realized gain from investment transactions, written options and foreign currency transactions	4,107,053	7,733,399
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	4,374,732	2,233,281
Net increase in net assets from operations	$8,592,716	$9,885,587
Capital transactions —
Contributions	$1,438,383	$1,254,712
Withdrawals	(7,254,932)	(20,743,689)
Net decrease in net assets from capital transactions	$(5,816,549)	$(19,488,977)

Net increase (decrease) in net assets	$2,776,167	$(9,603,390)

Net Assets
At beginning of period	$94,217,491	$103,820,881
At end of period	$96,993,658	$94,217,491

19	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011		2010		2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.78	%(2)	0.77%	0.75%		0.76%		0.76%	0.76%
Net investment income (loss)	0.24	%(2)	(0.08)%	0.08	%(3)	0.00	%(4)(5)	0.39%	0.54%
Portfolio Turnover	36	%(6)	83%	139%		200%		205%	283%

Total Return	9.51	%(6)	9.90%	8.57%		13.37%		21.24%	(43.60)%

Net assets, end of period (000’s omitted)	$96,994		$94,217	$103,821		$120,460		$127,116	$140,510

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.21% of average daily net assets.

(4)	Includes special dividends equal to 0.10% of average daily net assets.

(5)	Amount is less than 0.005%.

(6)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 56.6% and 43.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

21

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $306,275 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $33,696,233 and $38,737,627, respectively, for the six months ended April 30, 2013.

22

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,492,475

Gross unrealized appreciation	$19,111,902
Gross unrealized depreciation	(987,299)

Net unrealized appreciation	$18,124,603

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at April 30, 2013 is included in the Portfolio of Investments.

Written options activity for the six months ended April 30, 2013 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	235	$28,504
Options written	1,752	196,576
Options terminated in closing purchase transactions	(211)	(17,230)
Options exercised	(293)	(37,108)
Options expired	(927)	(92,939)

Outstanding, end of period	556	$77,803

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended April 30, 2013, the Portfolio entered into option transactions on individual securities that it holds to generate premium income.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(104,915	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

23

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Written options	$107,847	(1)	$(47,153	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$94,244,229 *	$—	$—	$94,244,229
Short-Term Investments	—	2,372,849	—	2,372,849

Total Investments	$94,244,229	$2,372,849	$—	$96,617,078

Liability Description

Covered Call Options Written	$(104,915)	$—	$—	$(104,915)

Total	$(104,915)	$—	$—	$(104,915)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board also considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board considered various factors that contributed to the Fund’s underperformance during the three- and five-year periods, including stock selection. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that effective March 1, 2013 the Adviser began waiving fees and/or paying expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

824-6/13	TMCAPSRC

Eaton Vance

Tax-Managed Small-Cap Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Tax-Managed Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Performance1,2

Portfolio Manager Nancy B. Tooke, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	11.17%	12.23%	3.93%	9.11%
Class A with 5.75% Maximum Sales Charge	—	—	4.79	5.79	2.70	8.47
Class B at NAV	09/29/1997	09/29/1997	10.72	11.38	3.18	8.31
Class B with 5% Maximum Sales Charge	—	—	5.71	6.38	2.83	8.31
Class C at NAV	09/29/1997	09/29/1997	10.76	11.36	3.17	8.31
Class C with 1% Maximum Sales Charge	—	—	9.76	10.36	3.17	8.31
Class I at NAV	10/01/2009	09/25/1997	11.31	12.50	4.13	9.21
Russell 2000 Index	—	—	16.58%	17.69%	7.27%	10.46%

% After-Tax Returns with Maximum Sales Charge		Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		09/25/1997	09/25/1997	5.79%	2.70%	8.47%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	3.28	2.09	6.94
Class B After Taxes on Distributions		09/29/1997	09/29/1997	6.38	2.83	8.31
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	3.61	2.18	6.80
Class C After Taxes on Distributions		09/29/1997	09/29/1997	10.36	3.17	8.31
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	5.86	2.45	6.80
Class I After Taxes on Distributions		10/01/2009	09/25/1997	12.50	4.13	9.21
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	7.08	3.21	7.59

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.25%	2.00%	2.00%	1.00%

Fund Profile4

Top 10 Holdings (% of net assets)5

GNC Holdings, Inc., Class A	3.2%
Church & Dwight Co., Inc.	2.9
Euronet Worldwide, Inc.	2.8
Flowers Foods, Inc.	2.7
Analogic Corp.	2.5
Balchem Corp.	2.5
Valmont Industries, Inc.	2.5
Allied World Assurance Co. Holdings, Ltd.	2.4
PS Business Parks, Inc.	2.4
Mentor Graphics Corp.	2.3
Total	26.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 2000 Index is an unmanaged index of 2,000 U.S. small- cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,111.70	$6.65	1.27%
Class B	$1,000.00	$1,107.20	$10.55	2.02%
Class C	$1,000.00	$1,107.60	$10.56	2.02%
Class I	$1,000.00	$1,113.10	$5.34	1.02%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.36	1.27%
Class B	$1,000.00	$1,014.80	$10.09	2.02%
Class C	$1,000.00	$1,014.80	$10.09	2.02%
Class I	$1,000.00	$1,019.70	$5.11	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $79,874,742)	$95,990,710
Receivable for Fund shares sold	9,331
Total assets	$96,000,041

Liabilities
Payable for Fund shares redeemed	$130,045
Payable to affiliates:
Distribution and service fees	31,256
Trustees’ fees	42
Accrued expenses	44,389
Total liabilities	$205,732
Net Assets	$95,794,309

Sources of Net Assets
Paid-in capital	$93,324,904
Accumulated net realized loss from Portfolio	(13,696,824)
Accumulated undistributed net investment income	50,261
Net unrealized appreciation from Portfolio	16,115,968
Total	$95,794,309

Class A Shares
Net Assets	$61,891,977
Shares Outstanding	3,289,854
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.81
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.96

Class B Shares
Net Assets	$1,596,154
Shares Outstanding	95,335
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.74

Class C Shares
Net Assets	$20,865,713
Shares Outstanding	1,251,435
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.67

Class I Shares
Net Assets	$11,440,465
Shares Outstanding	602,399
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends allocated from Portfolio	$695,453
Interest allocated from Portfolio	1,469
Expenses allocated from Portfolio	(353,367)
Total investment income from Portfolio	$343,555

Expenses
Distribution and service fees
Class A	$77,726
Class B	8,069
Class C	103,101
Trustees’ fees and expenses	250
Custodian fee	11,317
Transfer and dividend disbursing agent fees	64,415
Legal and accounting services	13,060
Printing and postage	16,324
Registration fees	22,667
Miscellaneous	6,794
Total expenses	$323,723

Net investment income	$19,832

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$4,274,531
Net realized gain	$4,274,531
Change in unrealized appreciation (depreciation) —
Investments	$5,789,408
Net change in unrealized appreciation (depreciation)	$5,789,408

Net realized and unrealized gain	$10,063,939

Net increase in net assets from operations	$10,083,771

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income (loss)	$19,832	$(501,617)
Net realized gain from investment and foreign currency transactions	4,274,531	8,206,275
Net change in unrealized appreciation (depreciation) from investments	5,789,408	4,040,520
Net increase in net assets from operations	$10,083,771	$11,745,178
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,107,825	$6,138,987
Class B	80,996	79,460
Class C	741,752	640,076
Class I	984,500	2,297,128
Cost of shares redeemed
Class A	(10,298,699)	(38,094,732)
Class B	(91,635)	(540,952)
Class C	(2,687,748)	(4,516,712)
Class I	(1,759,737)	(4,251,996)
Net asset value of shares exchanged
Class A	181,900	770,948
Class B	(181,900)	(770,948)
Net decrease in net assets from Fund share transactions	$(11,922,746)	$(38,248,741)

Net decrease in net assets	$(1,838,975)	$(26,503,563)

Net Assets
At beginning of period	$97,633,284	$124,136,847
At end of period	$95,794,309	$97,633,284

Accumulated undistributed net investment income included in net assets
At end of period	$50,261	$30,429

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$16.930		$15.340	$14.640	$11.710	$10.540		$16.140

Income (Loss) From Operations
Net investment income (loss)(1)	$0.017		$(0.048)	$(0.110)	$(0.113)	$(0.070	)(2)	$(0.120)
Net realized and unrealized gain (loss)	1.863		1.638	0.810	3.043	1.240		(5.480)

Total income (loss) from operations	$1.880		$1.590	$0.700	$2.930	$1.170		$(5.600)

Net asset value — End of period	$18.810		$16.930	$15.340	$14.640	$11.710		$10.540

Total Return(3)	11.17	%(4)	10.30%	4.78%	25.02%	11.10%		(34.70)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,892		$64,346	$87,192	$97,524	$85,422		$80,868
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.27	%(7)	1.25%	1.23%	1.28%	1.44%		1.27%
Net investment income (loss)	0.19	%(7)	(0.30)%	(0.67)%	(0.84)%	(0.70	)%(2)	(0.80)%
Portfolio Turnover of the Portfolio	20	%(4)	57%	89%	114%	95%		93%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.78)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$15.120		$13.800	$13.270	$10.700	$9.700		$14.950

Income (Loss) From Operations
Net investment loss(1)	$(0.045)		$(0.151)	$(0.209)	$(0.194)	$(0.123	)(2)	$(0.216)
Net realized and unrealized gain (loss)	1.665		1.471	0.739	2.764	1.123		(5.034)

Total income (loss) from operations	$1.620		$1.320	$0.530	$2.570	$1.000		$(5.250)

Net asset value — End of period	$16.740		$15.120	$13.800	$13.270	$10.700		$9.700

Total Return(3)	10.72	%(4)	9.57%	3.99%	24.02%	10.31%		(35.12)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,596		$1,625	$2,660	$3,899	$5,805		$12,352
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.02	%(7)	2.00%	1.98%	2.03%	2.20%		2.02%
Net investment loss	(0.57	)%(7)	(1.04)%	(1.41)%	(1.59)%	(1.37	)%(2)	(1.55)%
Portfolio Turnover of the Portfolio	20	%(4)	57%	89%	114%	95%		93%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.50)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$15.060		$13.750	$13.220	$10.660	$9.660		$14.900

Income (Loss) From Operations
Net investment loss(1)	$(0.045)		$(0.154)	$(0.209)	$(0.194)	$(0.132	)(2)	$(0.215)
Net realized and unrealized gain (loss)	1.655		1.464	0.739	2.754	1.132		(5.025)

Total income (loss) from operations	$1.610		$1.310	$0.530	$2.560	$1.000		$(5.240)

Net asset value — End of period	$16.670		$15.060	$13.750	$13.220	$10.660		$9.660

Total Return(3)	10.76	%(4)	9.45%	4.01%	24.02%	10.35%		(35.17)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,866		$20,732	$22,593	$26,016	$22,931		$23,037
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.02	%(7)	2.00%	1.98%	2.03%	2.19%		2.02%
Net investment loss	(0.57	)%(7)	(1.06)%	(1.42)%	(1.59)%	(1.44	)%(2)	(1.55)%
Portfolio Turnover of the Portfolio	20	%(4)	57%	89%	114%	95%		93%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.52)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2009(1)
			2012	2011	2010
Net asset value — Beginning of period	$17.060		$15.420	$14.680	$11.710	$12.180

Income (Loss) From Operations
Net investment income (loss)(2)	$0.037		$(0.013)	$(0.068)	$(0.081)	$(0.008)
Net realized and unrealized gain (loss)	1.893		1.653	0.808	3.051	(0.462)

Total income (loss) from operations	$1.930		$1.640	$0.740	$2.970	$(0.470)

Net asset value — End of period	$18.990		$17.060	$15.420	$14.680	$11.710

Total Return(3)	11.31	%(4)	10.64%	5.04%	25.36%	(3.86	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,440		$10,931	$11,692	$7,971	$1,923
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.02	%(7)	1.00%	0.98%	1.03%	1.19	%(7)
Net investment income (loss)	0.40	%(7)	(0.08)%	(0.41)%	(0.59)%	(0.79	)%(7)
Portfolio Turnover of the Portfolio	20	%(4)	57%	89%	114%	95	%(8)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (72.1% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $20,601,526 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on October 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $7,096 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,682 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $77,726 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $6,052 and $77,326 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,970,000 and $13,076,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $2,017 and $25,775 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge

13

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $200 and $100 of CDSCs paid by Class B and Class C shareholders, respectively and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $615,819 and $13,516,130, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	61,564	391,171
Redemptions	(583,506)	(2,322,861)
Exchange from Class B shares	10,062	47,903

Net decrease	(511,880)	(1,883,787)

Class B	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	4,809	5,305
Redemptions	(5,668)	(37,199)
Exchange to Class A shares	(11,285)	(53,389)

Net decrease	(12,144)	(85,283)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	46,119	44,321
Redemptions	(171,657)	(311,080)

Net decrease	(125,538)	(266,759)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	55,326	139,030
Redemptions	(93,456)	(256,532)

Net decrease	(38,130)	(117,502)

14

Tax-Managed Small-Cap Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value

Aerospace & Defense — 0.7%
Aerovironment, Inc.(1)	47,070	$911,275

		$911,275

Auto Components — 1.9%
Dana Holding Corp.	149,840	$2,584,740

		$2,584,740

Building Products — 1.9%
Armstrong World Industries, Inc.(1)	48,650	$2,483,096

		$2,483,096

Capital Markets — 4.4%
Cohen & Steers, Inc.	16,790	$663,373
HFF, Inc., Class A	77,740	1,628,653
Lazard, Ltd., Class A	75,140	2,547,246
Walter Investment Management Corp.(1)	30,191	1,013,210

		$5,852,482

Chemicals — 4.6%
Balchem Corp.	76,920	$3,333,713
Cytec Industries, Inc.	37,940	2,764,308

		$6,098,021

Commercial Banks — 3.0%
Signature Bank(1)	31,570	$2,260,728
Texas Capital Bancshares, Inc.(1)	42,180	1,757,219

		$4,017,947

Commercial Services & Supplies — 3.7%
Clean Harbors, Inc.(1)	39,390	$2,244,048
Team, Inc.(1)	68,764	2,665,293

		$4,909,341

Construction & Engineering — 3.6%
Foster Wheeler AG(1)	91,770	$1,936,347
MYR Group, Inc.(1)	125,690	2,865,732

		$4,802,079

Electrical Equipment — 1.7%
Generac Holdings, Inc.	62,260	$2,237,002

		$2,237,002

Security	Shares	Value

Electronic Equipment, Instruments & Components — 6.8%
FEI Co.	46,860	$2,993,417
FLIR Systems, Inc.	102,050	2,480,835
InvenSense, Inc.(1)	161,220	1,502,570
National Instruments Corp.	78,405	2,142,809

		$9,119,631

Energy Equipment & Services — 1.1%
Hornbeck Offshore Services, Inc.(1)	19,430	$872,796
Superior Energy Services, Inc.(1)	20,970	578,562

		$1,451,358

Food Products — 6.1%
Flowers Foods, Inc.	108,880	$3,586,507
Hain Celestial Group, Inc. (The)(1)	37,150	2,424,038
Pinnacle Foods, Inc.(1)	86,640	2,068,097

		$8,078,642

Health Care Equipment & Supplies — 3.6%
Analogic Corp.	42,540	$3,381,079
Globus Medical, Inc., Class A(1)	25,440	387,197
Integra LifeSciences Holdings Corp.(1)	29,790	1,043,544

		$4,811,820

Health Care Providers & Services — 2.3%
MEDNAX, Inc.(1)	15,920	$1,412,582
Team Health Holdings, Inc.(1)	42,820	1,596,329

		$3,008,911

Hotels, Restaurants & Leisure — 1.8%
Krispy Kreme Doughnuts, Inc.(1)	173,850	$2,374,791

		$2,374,791

Household Durables — 1.8%
Ryland Group, Inc. (The)	53,590	$2,414,765

		$2,414,765

Household Products — 2.9%
Church & Dwight Co., Inc.	61,070	$3,901,762

		$3,901,762

Insurance — 4.9%
Allied World Assurance Co. Holdings, Ltd.	35,050	$3,182,890
HCC Insurance Holdings, Inc.	60,010	2,556,426

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
Stewart Information Services Corp.	28,940	$783,406

		$6,522,722

IT Services — 4.2%
Euronet Worldwide, Inc.(1)	120,180	$3,669,095
Global Cash Access Holdings, Inc.(1)	278,000	1,982,140

		$5,651,235

Life Sciences Tools & Services — 1.5%
Bruker Corp.(1)	113,940	$2,024,714

		$2,024,714

Machinery — 6.6%
Colfax Corp.(1)	59,420	$2,773,131
RBC Bearings, Inc.(1)	57,106	2,746,799
Valmont Industries, Inc.	22,540	3,284,754

		$8,804,684

Marine — 2.0%
Kirby Corp.(1)	35,720	$2,675,071

		$2,675,071

Media — 0.3%
ReachLocal, Inc.(1)	24,510	$408,582

		$408,582

Oil, Gas & Consumable Fuels — 6.5%
Goodrich Petroleum Corp.(1)	138,610	$1,807,474
Kodiak Oil & Gas Corp.(1)	273,000	2,137,590
PDC Energy, Inc.(1)	60,810	2,633,073
Western Refining, Inc.	69,350	2,143,609

		$8,721,746

Paper & Forest Products — 1.0%
Boise Cascade Co.(1)	43,741	$1,401,024

		$1,401,024

Real Estate Investment Trusts (REITs) — 5.6%
American Campus Communities, Inc.	22,140	$988,329
Mid-America Apartment Communities, Inc.	32,360	2,224,103
PS Business Parks, Inc.	39,521	3,153,776
Sovran Self Storage, Inc.	16,170	1,109,262

		$7,475,470

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.5%
Cirrus Logic, Inc.(1)	73,930	$1,427,588
Cypress Semiconductor Corp.(1)	208,620	2,104,976
Monolithic Power Systems, Inc.	44,330	1,069,240

		$4,601,804

Software — 2.3%
Mentor Graphics Corp.	164,780	$3,008,883

		$3,008,883

Specialty Retail — 5.6%
DSW, Inc., Class A	15,340	$1,014,281
GNC Holdings, Inc., Class A	94,170	4,268,726
Group 1 Automotive, Inc.	35,460	2,144,621

		$7,427,628

Total Common Stocks (identified cost $98,135,530)		$127,781,226

Special Warrants — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 4.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$5,586	$5,585,779

Total Short-Term Investments (identified cost $5,585,779)		$5,585,779

Total Investments — 100.1% (identified cost $104,201,309)		$133,367,005

Other Assets, Less Liabilities — (0.1)%		$(198,868)

Net Assets — 100.0%		$133,168,137

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)	Restricted security (see Note 5).

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $98,615,530)	$127,781,226
Affiliated investment, at value (identified cost, $5,585,779)	5,585,779
Dividends receivable	8,322
Interest receivable from affiliated investment	343
Total assets	$133,375,670

Liabilities
Payable for investments purchased	$103,762
Payable to affiliates:
Investment adviser fee	68,374
Trustees’ fees	540
Accrued expenses	34,857
Total liabilities	$207,533
Net Assets applicable to investors’ interest in Portfolio	$133,168,137

Sources of Net Assets
Investors’ capital	$104,002,441
Net unrealized appreciation	29,165,696
Total	$133,168,137

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends	$958,735
Interest allocated from affiliated investment	2,025
Expenses allocated from affiliated investment	(194)
Total investment income	$960,566

Expenses
Investment adviser fee	$414,690
Trustees’ fees and expenses	2,780
Custodian fee	39,308
Legal and accounting services	27,432
Miscellaneous	2,515
Total expenses	$486,725
Deduct —
Reduction of custodian fee	$11
Total expense reductions	$11

Net expenses	$486,714

Net investment income	$473,852

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,712,715
Investment transactions allocated from affiliated investment	79
Net realized gain	$5,712,794
Change in unrealized appreciation (depreciation) —
Investments	$8,166,527
Net change in unrealized appreciation (depreciation)	$8,166,527

Net realized and unrealized gain	$13,879,321

Net increase in net assets from operations	$14,353,173

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$473,852	$338,154
Net realized gain from investment and foreign currency transactions	5,712,794	10,293,419
Net change in unrealized appreciation (depreciation) from investments	8,166,527	5,952,299
Net increase in net assets from operations	$14,353,173	$16,583,872
Capital transactions —
Contributions	$1,281,773	$3,261,344
Withdrawals	(18,262,316)	(49,844,231)
Net decrease in net assets from capital transactions	$(16,980,543)	$(46,582,887)

Net decrease in net assets	$(2,627,370)	$(29,999,015)

Net Assets
At beginning of period	$135,795,507	$165,794,522
At end of period	$133,168,137	$135,795,507

20	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009		2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.73	%(2)	0.73%	0.72%	0.74%	0.75%		0.74%
Net investment income (loss)	0.71	%(2)	0.22%	(0.15)%	(0.30)%	(0.00	)%(3)(4)	(0.27)%
Portfolio Turnover	20	%(5)	57%	89%	114%	95%		93%

Total Return	11.47	%(5)	10.87%	5.31%	25.69%	11.86%		(34.33)%

Net assets, end of period (000’s omitted)	$133,168		$135,796	$165,795	$171,965	$163,056		$157,143

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.09)%.

(4)	Amount is less than 0.005%.

(5)	Not annualized.

21	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 72.1% and 27.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

22

Tax-Managed Small-Cap Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $414,690 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $26,704,205 and $47,078,651, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,134,157

Gross unrealized appreciation	$31,319,801
Gross unrealized depreciation	(2,086,953)

Net unrealized appreciation	$29,232,848

23

Tax-Managed Small-Cap Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2013, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total

Common Stocks	$127,781,226	*	$—	$—		$127,781,226
Special Warrants	—		—	0	*	0
Short-Term Investments	—		5,585,779	—		5,585,779

Total Investments	$127,781,226		$5,585,779	$0		$133,367,005

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2013 is not presented. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during the one- and three-year periods, including industry selection. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Nancy B. Tooke

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

130-6/13	MGSRC

Eaton Vance

Tax-Managed Small-Cap Value Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Tax-Managed Small-Cap Value Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Performance1,2

Portfolio Managers Gregory R. Greene, CFA, J. Bradley Ohlmuller, CFA and Robert J. Milmore, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	16.22%	15.39%	7.52%	10.05%
Class A with 5.75% Maximum Sales Charge	—	—	9.57	8.77	6.25	9.40
Class C at NAV	03/04/2002	03/04/2002	15.87	14.56	6.72	9.25
Class C with 1% Maximum Sales Charge	—	—	14.87	13.56	6.72	9.25
Class I at NAV	10/01/2009	03/04/2002	16.36	15.61	7.70	10.14
Russell 2000 Value Index	—	—	16.58%	19.71%	6.60%	10.27%

% After-Tax Returns with Maximum Sales Charge		Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	7.69%	5.78%	8.79%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	6.70	5.05	7.90
Class C After Taxes on Distributions		03/04/2002	03/04/2002	12.31	6.21	8.61
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	9.70	5.45	7.81
Class I After Taxes on Distributions		10/01/2009	03/04/2002	14.48	7.23	9.53
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	10.67	6.22	8.55

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				2.00%	2.75%	1.75%
Net				1.45	2.20	1.20

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Fund Profile4

Top 10 Holdings (% of net assets)5

Cleco Corp.	4.8%
A.O. Smith Corp.	4.1
Portland General Electric Co.	3.5
AptarGroup, Inc.	2.9
West Pharmaceutical Services, Inc.	2.8
Teleflex, Inc.	2.6
Aspen Insurance Holdings, Ltd.	2.5
Old Dominion Freight Line, Inc.	2.5
Prosperity Bancshares, Inc.	2.5
Hornbeck Offshore Services, Inc.	2.4
Total	30.6%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

At the close of business on February 22, 2013, Class B Shares of the Fund were merged into Class A shares.

4

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,162.20	$7.77	**	1.45%
Class C	$1,000.00	$1,158.70	$11.78	**	2.20%
Class I	$1,000.00	$1,163.60	$6.44	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	**	1.45%
Class C	$1,000.00	$1,013.90	$10.99	**	2.20%
Class I	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $24,299,906)	$35,489,593
Receivable for Fund shares sold	14,677
Receivable from affiliate	18,687
Total assets	$35,522,957

Liabilities
Payable for Fund shares redeemed	$28,201
Payable to affiliates:
Administration fee	4,317
Distribution and service fees	11,450
Trustees’ fees	42
Accrued expenses	3,598
Total liabilities	$47,608
Net Assets	$35,475,349

Sources of Net Assets
Paid-in capital	$21,058,175
Accumulated net realized gain from Portfolio	3,291,169
Accumulated net investment loss	(63,682)
Net unrealized appreciation from Portfolio	11,189,687
Total	$35,475,349

Class A Shares
Net Assets	$25,981,019
Shares Outstanding	1,562,020
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.63
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.64

Class C Shares
Net Assets	$7,594,783
Shares Outstanding	507,082
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.98

Class I Shares
Net Assets	$1,899,547
Shares Outstanding	113,108
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.79

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends allocated from Portfolio	$328,749
Interest allocated from Portfolio	83
Expenses allocated from Portfolio	(203,387)
Total investment income from Portfolio	$125,445

Expenses
Administration fee	$26,925
Distribution and service fees
Class A	29,614
Class B	4,024
Class C	35,680
Trustees’ fees and expenses	250
Custodian fee	7,710
Transfer and dividend disbursing agent fees	21,858
Legal and accounting services	9,848
Printing and postage	10,839
Registration fees	22,436
Miscellaneous	6,920
Total expenses	$176,104
Deduct —
Allocation of expenses to affiliate	$94,895
Total expense reductions	$94,895

Net expenses	$81,209

Net investment income	$44,236

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$3,418,948
Net realized gain	$3,418,948
Change in unrealized appreciation (depreciation) —
Investments	$1,985,904
Net change in unrealized appreciation (depreciation)	$1,985,904

Net realized and unrealized gain	$5,404,852

Net increase in net assets from operations	$5,449,088

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income (loss)	$44,236	$(107,504)
Net realized gain from investment transactions	3,418,948	2,411,020
Net change in unrealized appreciation (depreciation) from investments	1,985,904	225,635
Net increase in net assets from operations	$5,449,088	$2,529,151
Distributions to shareholders —
From net realized gain
Class A	$(1,498,562)	$(858,606)
Class B	(93,325)	(70,065)
Class C	(489,114)	(286,480)
Class I	(373,349)	(128,499)
Total distributions to shareholders	$(2,454,350)	$(1,343,650)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,893,899	$3,343,223
Class B	23,539	357,858
Class C	757,199	769,219
Class I	611,993	2,945,220
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,404,707	799,592
Class B	56,784	45,498
Class C	392,881	225,917
Class I	315,042	96,195
Cost of shares redeemed
Class A	(3,568,429)	(6,711,068)
Class B	(50,663)	(464,785)
Class C	(1,068,258)	(1,593,437)
Class I	(4,915,851)	(963,098)
Net asset value of shares exchanged
Class A	49,010	466,139
Class B	(49,010)	(466,139)
Net asset value of shares merged*
Class A	1,307,172	—
Class B	(1,307,172)	—
Net decrease in net assets from Fund share transactions	$(4,147,157)	$(1,149,666)

Net increase (decrease) in net assets	$(1,152,419)	$35,835

Net Assets
At beginning of period	$36,627,768	$36,591,933
At end of period	$35,475,349	$36,627,768

Accumulated net investment loss included in net assets
At end of period	$(63,682)	$(107,918)

*	At the close of business on February 22, 2013, Class B shares were merged into Class A shares.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011		2010	2009	2008
Net asset value — Beginning of period	$15.320		$14.770	$14.210		$12.000	$11.400	$16.050

Income (Loss) From Operations
Net investment income (loss)(1)	$0.026		$(0.021)	$(0.023	)(2)	$(0.043)	$0.022	$(0.003)
Net realized and unrealized gain (loss)	2.328		1.100	1.298		2.253	0.578	(3.146)

Total income (loss) from operations	$2.354		$1.079	$1.275		$2.210	$0.600	$(3.149)

Less Distributions
From net realized gain	$(1.044)		$(0.529)	$(0.715)		$—	$—	$(1.501)

Total distributions	$(1.044)		$(0.529)	$(0.715)		$—	$—	$(1.501)

Net asset value — End of period	$16.630		$15.320	$14.770		$14.210	$12.000	$11.400

Total Return(3)	16.22	%(4)	7.51%	8.94%		18.42%	5.36%	(21.61)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,981		$22,824	$24,119		$25,448	$21,727	$17,628
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.45	%(8)	1.45%	1.59%		1.65%	1.65%	1.65%
Net investment income (loss)	0.33	%(8)	(0.14)%	(0.15	)%(2)	(0.32)%	0.21%	(0.02)%
Portfolio Turnover of the Portfolio	32	%(4)	55%	66%		51%	66%	103%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.024 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.31)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator subsidized certain operating expenses (equal to 0.53%, 0.55%, 0.46%, 0.37%, 0.55% and 0.32% of average daily net assets for the six months ended April 30, 2013 and the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011		2010	2009	2008
Net asset value — Beginning of period	$13.940		$13.590	$13.220		$11.250	$10.760	$15.350

Income (Loss) From Operations
Net investment loss(1)	$(0.029)		$(0.122)	$(0.123	)(2)	$(0.133)	$(0.053)	$(0.100)
Net realized and unrealized gain (loss)	2.113		1.001	1.208		2.103	0.543	(2.989)

Total income (loss) from operations	$2.084		$0.879	$1.085		$1.970	$0.490	$(3.089)

Less Distributions
From net realized gain	$(1.044)		$(0.529)	$(0.715)		$—	$—	$(1.501)

Total distributions	$(1.044)		$(0.529)	$(0.715)		$—	$—	$(1.501)

Net asset value — End of period	$14.980		$13.940	$13.590		$13.220	$11.250	$10.760

Total Return(3)	15.87	%(4)	6.67%	8.14%		17.51%	4.55%	(22.19)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,595		$6,944	$7,351		$7,312	$6,317	$5,336
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.20	%(8)	2.20%	2.34%		2.40%	2.40%	2.40%
Net investment loss	(0.41	)%(8)	(0.89)%	(0.90	)%(2)	(1.06)%	(0.54)%	(0.78)%
Portfolio Turnover of the Portfolio	32	%(4)	55%	66%		51%	66%	103%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.021 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.05)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator subsidized certain operating expenses (equal to 0.53%, 0.55% 0.46%, 0.37%, 0.55% and 0.32% of average daily net assets for the six months ended April 30, 2013 and the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2009(1)
			2012	2011		2010
Net asset value — Beginning of period	$15.440		$14.850	$14.250		$12.000	$12.330

Income (Loss) From Operations
Net investment income (loss)(2)	$0.071		$0.014	$0.008	(3)	$(0.011)	$(0.001)
Net realized and unrealized gain (loss)	2.323		1.105	1.307		2.261	(0.329)

Total income (loss) from operations	$2.394		$1.119	$1.315		$2.250	$(0.330)

Less Distributions
From net realized gain	$(1.044)		$(0.529)	$(0.715)		$—	$—

Total distributions	$(1.044)		$(0.529)	$(0.715)		$—	$—

Net asset value — End of period	$16.790		$15.440	$14.850		$14.250	$12.000

Total Return(4)	16.36	%(5)	7.75%	9.20%		18.75%	(2.68	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,900		$5,573	$3,354		$1,444	$897
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.20	%(9)	120%	1.34%		1.40%	1.40	%(9)
Net investment income (loss)	0.92	%(9)	0.10%	0.05	%(3)	(0.08)%	(0.07	)%(9)
Portfolio Turnover of the Portfolio	32	%(5)	55%	66%		51%	66	%(5)(10)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.022 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.09)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The administrator subsidized certain operating expenses (equal to 0.53%, 0.55%, 0.46%, 0.37% and 0.58% of average daily net assets for the six months ended April 30, 2013, the years ended October 31, 2012, 2011 and 2010 and the period ended October 31, 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	For the Portfolio’s year ended October 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on February 22, 2013, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (51.2% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $26,925. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and prior to the close of business on February 22, 2013, 2.20% of the Fund’s average daily net assets for Class B. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM was allocated $94,895 in total of the Fund’s operating expenses for the six months ended April 30, 2013. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $1,341 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,703 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $29,614 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and prior to the close of business on February 22, 2013, Class B shares (Class B Plan), pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $3,018 and $26,760 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2013, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $646,000.

Pursuant to the Class B (prior to the close of business on February 22, 2013) and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $1,006 and $8,920 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on February 22, 2013, on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions.

13

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $200, $5 and $100 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,512,271 and $8,265,065, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	121,094	218,859
Issued to shareholders electing to receive payments of distributions in Fund shares	95,105	55,220
Redemptions	(229,375)	(447,881)
Merger from Class B shares	82,009	—
Exchange from Class B shares	3,226	30,965

Net increase (decrease)	72,059	(142,837)
Class B	Six Months Ended April 30, 2013 (Unaudited)(1)	Year Ended October 31, 2012

Sales	1,767	26,736
Issued to shareholders electing to receive payments of distributions in Fund shares	4,263	3,433
Redemptions	(3,734)	(34,134)
Merger to Class A shares	(91,071)	—
Exchange to Class A shares	(3,571)	(33,913)

Net decrease	(92,346)	(37,878)
Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	55,716	55,790
Issued to shareholders electing to receive payments of distributions in Fund shares	29,474	17,025
Redemptions	(76,125)	(115,640)

Net increase (decrease)	9,065	(42,825)
Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	39,423	192,760
Issued to shareholders electing to receive payments of distributions in Fund shares	21,144	6,602
Redemptions	(308,290)	(64,388)

Net increase (decrease)	(247,723)	134,974

(1)	Offering of Class B shares was discontinued during the six months ended April 30, 2013 (see Note 1).

14

Tax-Managed Small-Cap Value Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value

Airlines — 1.9%
Spirit Airlines, Inc.(1)	49,436	$1,319,941

		$1,319,941

Auto Components — 1.3%
Dana Holding Corp.	51,470	$887,857

		$887,857

Beverages — 1.5%
Cott Corp.	93,927	$1,028,501

		$1,028,501

Building Products — 4.1%
A.O. Smith Corp.	37,642	$2,839,336

		$2,839,336

Chemicals — 5.4%
Calgon Carbon Corp.(1)	33,455	$570,073
Innophos Holdings, Inc.	30,054	1,542,071
RPM International, Inc.	50,164	1,625,314

		$3,737,458

Commercial Banks — 7.2%
Bank of Marin Bancorp	9,410	$372,636
BBCN Bancorp, Inc.	39,130	503,994
ConnectOne Bancorp, Inc.(1)	23,579	683,791
Eagle Bancorp, Inc.(1)	45,591	1,054,520
Prosperity Bancshares, Inc.	37,430	1,719,534
Umpqua Holdings Corp.	54,180	650,160

		$4,984,635

Communications Equipment — 1.9%
NETGEAR, Inc.(1)	43,200	$1,286,928

		$1,286,928

Construction & Engineering — 3.4%
EMCOR Group, Inc.	29,955	$1,120,317
MasTec, Inc.(1)	44,368	1,233,430

		$2,353,747

Security	Shares	Value

Containers & Packaging — 2.9%
AptarGroup, Inc.	36,465	$2,045,686

		$2,045,686

Electric Utilities — 8.3%
Cleco Corp.	66,758	$3,305,856
Portland General Electric Co.	76,404	2,464,029

		$5,769,885

Electrical Equipment — 0.6%
General Cable Corp.(1)	12,948	$446,447

		$446,447

Electronic Equipment, Instruments & Components — 0.8%
Itron, Inc.(1)	14,720	$583,648

		$583,648

Energy Equipment & Services — 3.3%
Hornbeck Offshore Services, Inc.(1)	36,662	$1,646,857
Oil States International, Inc.(1)	7,426	663,587

		$2,310,444

Food Products — 3.8%
Darling International, Inc.(1)	56,719	$1,049,869
J&J Snack Foods Corp.	7,735	580,280
Lancaster Colony Corp.	13,040	1,029,247

		$2,659,396

Health Care Equipment & Supplies — 5.4%
Teleflex, Inc.	22,963	$1,794,099
West Pharmaceutical Services, Inc.	30,967	1,977,553

		$3,771,652

Health Care Providers & Services — 2.0%
Magellan Health Services, Inc.(1)	27,133	$1,388,124

		$1,388,124

Insurance — 9.7%
Aspen Insurance Holdings, Ltd.	45,630	$1,742,610
National Financial Partners Corp.(1)	54,057	1,369,804
ProAssurance Corp.	26,731	1,309,552

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
Protective Life Corp.	27,791	$1,057,725
Tower Group, Inc.	65,343	1,236,290

		$6,715,981

IT Services — 2.0%
MAXIMUS, Inc.	17,263	$1,375,688

		$1,375,688

Machinery — 5.5%
Barnes Group, Inc.	55,952	$1,553,787
Crane Co.	21,397	1,151,801
EnPro Industries, Inc.(1)	8,633	425,434
Titan International, Inc.	31,414	700,846

		$3,831,868

Media — 0.5%
Madison Square Garden Co. (The)(1)	6,128	$369,335

		$369,335

Oil, Gas & Consumable Fuels — 2.0%
Stone Energy Corp.(1)	70,716	$1,395,227

		$1,395,227

Professional Services — 1.6%
Towers Watson & Co., Class A	14,967	$1,091,394

		$1,091,394

Real Estate Investment Trusts (REITs) — 1.0%
LaSalle Hotel Properties	25,651	$665,130

		$665,130

Road & Rail — 2.5%
Old Dominion Freight Line, Inc.(1)	45,240	$1,741,740

		$1,741,740

Semiconductors & Semiconductor Equipment — 3.6%
Entegris, Inc.(1)	106,900	$1,013,412
OmniVision Technologies, Inc.(1)	25,121	336,873
Photronics, Inc.(1)	142,582	1,124,972

		$2,475,257

Security	Shares	Value

Specialty Retail — 4.5%
Aeropostale, Inc.(1)	64,062	$939,149
Children’s Place Retail Stores, Inc. (The)(1)	25,163	1,230,974
Finish Line, Inc. (The), Class A	48,717	944,623

		$3,114,746

Textiles, Apparel & Luxury Goods — 4.5%
Hanesbrands, Inc.(1)	32,117	$1,610,989
Iconix Brand Group, Inc.(1)	52,040	1,490,946

		$3,101,935

Thrifts & Mortgage Finance — 3.4%
Capitol Federal Financial, Inc.	60,026	$710,708
First Defiance Financial Corp.	29,878	676,438
Oritani Financial Corp.	64,568	998,867

		$2,386,013

Trading Companies & Distributors — 0.9%
CAI International, Inc.(1)	23,294	$593,764

		$593,764

Wireless Telecommunication Services — 1.1%
NII Holdings, Inc.(1)	84,105	$731,714

		$731,714

Total Common Stocks (identified cost $45,103,980)		$67,003,477

Short-Term Investments — 3.6%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/13	$2,499	$2,499,487

Total Short-Term Investments (identified cost $2,499,487)		$2,499,487

Total Investments — 100.2% (identified cost $47,603,467)		$69,502,964

Other Assets, Less Liabilities — (0.2)%		$(127,893)

Net Assets — 100.0%		$69,375,071

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments, at value (identified cost, $47,603,467)	$69,502,964
Dividends and interest receivable	25,729
Receivable for investments sold	248,311
Total assets	$69,777,004

Liabilities
Payable for investments purchased	$326,235
Payable to affiliates:
Investment adviser fee	56,174
Trustees’ fees	269
Accrued expenses	19,255
Total liabilities	$401,933
Net Assets applicable to investors’ interest in Portfolio	$69,375,071

Sources of Net Assets
Investors’ capital	$47,475,574
Net unrealized appreciation	21,899,497
Total	$69,375,071

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends	$626,435
Interest	158
Total investment income	$626,593

Expenses
Investment adviser fee	$344,733
Trustees’ fees and expenses	1,570
Custodian fee	25,786
Legal and accounting services	15,129
Miscellaneous	1,638
Total expenses	$388,856
Deduct —
Reduction of custodian fee	$4
Total expense reductions	$4

Net expenses	$388,852

Net investment income	$237,741

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,795,977
Net realized gain	$6,795,977
Change in unrealized appreciation (depreciation) —
Investments	$3,419,988
Net change in unrealized appreciation (depreciation)	$3,419,988

Net realized and unrealized gain	$10,215,965

Net increase in net assets from operations	$10,453,706

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$237,741	$129,310
Net realized gain from investment transactions	6,795,977	4,981,323
Net change in unrealized appreciation (depreciation) from investments	3,419,988	216,959
Net increase in net assets from operations	$10,453,706	$5,327,592
Capital transactions —
Contributions	$1,723,928	$6,097,420
Withdrawals	(12,855,897)	(15,044,707)
Net decrease in net assets from capital transactions	$(11,131,969)	$(8,947,287)

Net decrease in net assets	$(678,263)	$(3,619,695)

Net Assets
At beginning of period	$70,053,334	$73,673,029
At end of period	$69,375,071	$70,053,334

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011		2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.13	%(2)	1.13%	1.11%		1.13%	1.14%	1.12%
Net investment income	0.69	%(2)	0.18%	0.33	%(3)	0.20%	0.73%	0.51%
Portfolio Turnover	32	%(4)	55%	66%		51%	66%	103%

Total Return	16.40	%(4)	7.86%	9.46%		18.99%	5.89%	(21.19)%

Net assets, end of period (000’s omitted)	$69,375		$70,053	$73,673		$72,467	$67,629	$61,778

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.16% of average daily net assets.

(4)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Tax-Managed Small-Cap Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 51.2% and 48.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

21

Tax-Managed Small-Cap Value Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $344,733 or 1.00% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,512,261 and $31,578,774, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,763,834

Gross unrealized appreciation	$21,978,747
Gross unrealized depreciation	(239,617)

Net unrealized appreciation	$21,739,130

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

22

Tax-Managed Small-Cap Value Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$67,003,477	*	$—	$—	$67,003,477
Short-Term Investments	—		2,499,487	—	2,499,487

Total Investments	$67,003,477		$2,499,487	$—	$69,502,964

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

24

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board noted that actions are being taken by the Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

26

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Value Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Value Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Value Fund and Tax-Managed Small-Cap Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Tax-Managed Small-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1300-6/13	TMSCVSRC

Eaton Vance

Tax-Managed Value Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

Tax-Managed Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Performance1,2

Portfolio Managers Michael R. Mach, CFA, Matthew F. Beaudry, CMFC, CIMA, John D. Crowley and Stephen J. Kaszynski, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	13.58%	18.12%	1.60%	7.80%
Class A with 5.75% Maximum Sales Charge	—	—	7.03	11.35	0.41	7.16
Class C at NAV	01/24/2000	01/24/2000	13.21	17.21	0.85	6.99
Class C with 1% Maximum Sales Charge	—	—	12.21	16.21	0.85	6.99
Class I at NAV	11/30/2007	12/27/1999	13.73	18.41	1.86	7.94
Russell 1000 Value Index	—	—	16.31%	21.80%	4.17%	8.42%

% After Tax Returns with Maximum Sales Charge		Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		12/27/1999	12/27/1999	11.02%	0.20%	6.98%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	6.96	0.36	5.86
Class C After Taxes on Distributions		01/24/2000	01/24/2000	15.97	0.76	6.92
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	9.58	0.67	5.68
Class I After Taxes on Distributions		11/30/2007	12/27/1999	17.99	1.61	7.73
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	11.09	1.48	6.54

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.20%	1.95%	0.96%

Fund Profile4

Top 10 Holdings (% of net assets)[5]

Walt Disney Co. (The)	3.0%
JPMorgan Chase & Co.	3.0
Wells Fargo & Co.	3.0
Pfizer, Inc.	2.8
Exxon Mobil Corp.	2.8
Chevron Corp.	2.8
Merck & Co., Inc.	2.6
American Express Co.	2.6
General Electric Co.	2.4
CVS Caremark Corp.	2.4
Total	27.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,135.80	$6.51	1.23%
Class C	$1,000.00	$1,132.10	$10.47	1.98%
Class I	$1,000.00	$1,137.30	$5.14	0.97%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.16	1.23%
Class C	$1,000.00	$1,015.00	$9.89	1.98%
Class I	$1,000.00	$1,020.00	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investment in Tax-Managed Value Portfolio, at value (identified cost, $436,622,834)	$775,126,282
Receivable for Fund shares sold	692,918
Total assets	$775,819,200

Liabilities
Payable for Fund shares redeemed	$20,077,235
Payable to affiliates:
Administration fee	93,827
Distribution and service fees	192,287
Trustees’ fees	42
Accrued expenses	150,029
Total liabilities	$20,513,420
Net Assets	$755,305,780

Sources of Net Assets
Paid-in capital	$392,550,267
Accumulated net realized gain from Portfolio	22,407,637
Accumulated undistributed net investment income	1,844,428
Net unrealized appreciation from Portfolio	338,503,448
Total	$755,305,780

Class A Shares
Net Assets	$371,947,488
Shares Outstanding	18,104,614
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.54
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$21.79

Class C Shares
Net Assets	$140,008,809
Shares Outstanding	7,037,080
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$19.90

Class I Shares
Net Assets	$243,349,483
Shares Outstanding	11,876,926
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.49

On sales of $50,000 or more, the offering price of Class A shares is reduced.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends allocated from Portfolio (net of foreign taxes, $132,743)	$9,570,023
Interest allocated from Portfolio	2,491
Securities lending income allocated from Portfolio, net	29,843
Expenses allocated from Portfolio	(2,502,323)
Total investment income from Portfolio	$7,100,034

Expenses
Administration fee	$545,615
Distribution and service fees
Class A	463,216
Class C	662,632
Trustees’ fees and expenses	250
Custodian fee	18,275
Transfer and dividend disbursing agent fees	286,947
Legal and accounting services	15,706
Printing and postage	15,597
Registration fees	27,707
Miscellaneous	138,830
Total expenses	$2,174,775

Net investment income	$4,925,259

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$25,518,399 (1)
Foreign currency transactions	(3,330)
Net realized gain	$25,515,069
Change in unrealized appreciation (depreciation) —
Investments	$62,019,540
Foreign currency	(1,953)
Net change in unrealized appreciation (depreciation)	$62,017,587

Net realized and unrealized gain	$87,532,656

Net increase in net assets from operations	$92,457,915

(1)	Includes $20,525,041 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$4,925,259	$16,146,614
Net realized gain from investment and foreign currency transactions	25,515,069 (1)	239,823,012 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	62,017,587	(115,189,781)
Net increase in net assets from operations	$92,457,915	$140,779,845
Distributions to shareholders —
From net investment income
Class A	$(7,226,287)	$(10,019,454)
Class C	(1,832,771)	(951,362)
Class I	(4,995,965)	(9,040,914)
Total distributions to shareholders	$(14,055,023)	$(20,011,730)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,248,374	$64,479,822
Class C	2,579,235	2,745,894
Class I	84,725,264	100,271,603
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,503,966	7,390,668
Class C	1,493,429	730,848
Class I	4,494,635	8,541,655
Cost of shares redeemed
Class A	(86,748,976)	(448,012,976)
Class C	(12,366,382)	(26,663,286)
Class I	(83,973,320)	(421,813,193)
Net decrease in net assets from Fund share transactions	$(65,043,775)	$(712,328,965)

Net increase (decrease) in net assets	$13,359,117	$(591,560,850)

Net Assets
At beginning of period	$741,946,663	$1,333,507,513
At end of period	$755,305,780	$741,946,663

Accumulated undistributed net investment income included in net assets
At end of period	$1,844,428	$10,974,192

(1)	Includes $20,525,041 of net realized gains from redemptions in-kind.

(2)	Includes $2,657,361 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Financial Highlights

	Class A
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$18.460		$16.280	$15.910	$14.760	$14.400	$21.750

Income (Loss) From Operations
Net investment income(1)	$0.135		$0.246	$0.193	$0.137	$0.192	$0.229
Net realized and unrealized gain (loss)	2.313		2.179	0.306	1.190	0.356	(7.386)

Total income (loss) from operations	$2.448		$2.425	$0.499	$1.327	$0.548	$(7.157)

Less Distributions
From net investment income	$(0.368)		$(0.245)	$(0.129)	$(0.177)	$(0.188)	$(0.193)

Total distributions	$(0.368)		$(0.245)	$(0.129)	$(0.177)	$(0.188)	$(0.193)

Net asset value — End of period	$20.540		$18.460	$16.280	$15.910	$14.760	$14.400

Total Return(2)	13.58	%(3)	15.14%	3.11%	9.00%	4.01%	(33.19)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$371,947		$394,414	$702,929	$785,050	$745,816	$710,258
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.23	%(6)	1.20%	1.17%	1.16%	1.19%	1.16%
Net investment income	1.42	%(6)	1.43%	1.16%	0.88%	1.46%	1.20%
Portfolio Turnover of the Portfolio	3	%(3)	38%	40%	35%	82%	84%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$17.830		$15.720	$15.370	$14.260	$13.870	$20.960

Income (Loss) From Operations
Net investment income(1)	$0.061		$0.109	$0.067	$0.020	$0.099	$0.087
Net realized and unrealized gain (loss)	2.261		2.112	0.284	1.158	0.337	(7.143)

Total income (loss) from operations	$2.322		$2.221	$0.351	$1.178	$0.436	$(7.056)

Less Distributions
From net investment income	$(0.252)		$(0.111)	$(0.001)	$(0.068)	$(0.046)	$(0.034)

Total distributions	$(0.252)		$(0.111)	$(0.001)	$(0.068)	$(0.046)	$(0.034)

Net asset value — End of period	$19.900		$17.830	$15.720	$15.370	$14.260	$13.870

Total Return(2)	13.21	%(3)	14.23%	2.28%	8.27%	3.19%	(33.72)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,009		$133,614	$139,686	$171,693	$186,734	$218,320
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.98	%(6)	1.95%	1.92%	1.91%	1.94%	1.91%
Net investment income	0.66	%(6)	0.65%	0.41%	0.13%	0.78%	0.47%
Portfolio Turnover of the Portfolio	3	%(3)	38%	40%	35%	82%	84%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2008(1)
			2012	2011	2010	2009
Net asset value — Beginning of period	$18.450		$16.280	$15.910	$14.750	$14.410	$20.970

Income (Loss) From Operations
Net investment income(2)	$0.156		$0.295	$0.234	$0.173	$0.205	$0.224
Net realized and unrealized gain (loss)	2.319		2.167	0.305	1.198	0.366	(6.551)

Total income (loss) from operations	$2.475		$2.462	$0.539	$1.371	$0.571	$(6.327)

Less Distributions
From net investment income	$(0.435)		$(0.292)	$(0.169)	$(0.211)	$(0.231)	$(0.233)

Total distributions	$(0.435)		$(0.292)	$(0.169)	$(0.211)	$(0.231)	$(0.233)

Net asset value — End of period	$20.490		$18.450	$16.280	$15.910	$14.750	$14.410

Total Return(3)	13.73	%(4)	15.41%	3.36%	9.31%	4.22%	(30.53	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$243,349		$213,919	$490,893	$840,923	$538,097	$174,464
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.97	%(7)	0.96%	0.92%	0.91%	0.94%	0.91	%(7)
Net investment income	1.65	%(7)	1.73%	1.39%	1.11%	1.53%	1.36	%(7)
Portfolio Turnover of the Portfolio	3	%(4)	38%	40%	35%	82%	84	%(8)

(1)	For the period from the start of business, November 30, 2007, to October 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s fiscal year ended October 31, 2008.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (88.0% at April 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $135,193 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on October 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

11

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the administration fee amounted to $545,615. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $12,760 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,763 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s and BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2013 amounted to $463,216 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended April 30, 2013, the Fund paid or accrued to EVD $496,974 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2013, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $23,636,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2013 amounted to $165,658 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

12

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $900 and $700 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,724,366 and $75,715,929, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $62,413,908.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on October 23, 2012. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	954,362	3,764,949
Issued to shareholders electing to receive payments of distributions in Fund shares	358,543	464,238
Redemptions	(4,579,750)	(26,037,356)

Net decrease	(3,266,845)	(21,808,169)

Class C	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	141,141	166,263
Issued to shareholders electing to receive payments of distributions in Fund shares	84,758	47,212
Redemptions	(680,924)	(1,606,869)

Net decrease	(455,025)	(1,393,394)

Class I	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Sales	4,549,388	5,908,547
Issued to shareholders electing to receive payments of distributions in Fund shares	248,597	537,887
Redemptions	(4,515,179)	(25,005,372)

Net increase (decrease)	282,806	(18,558,938)

13

Tax-Managed Value Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Aerospace & Defense — 3.7%
Boeing Co. (The)	120,000	$10,969,200
Honeywell International, Inc.	143,500	10,552,990
United Technologies Corp.	123,100	11,237,799

		$32,759,989

Biotechnology — 1.5%
Gilead Sciences, Inc.(1)	260,000	$13,166,400

		$13,166,400

Capital Markets — 2.9%
Ameriprise Financial, Inc.	90,000	$6,707,700
Goldman Sachs Group, Inc. (The)	72,400	10,575,468
State Street Corp.	135,000	7,893,450

		$25,176,618

Chemicals — 1.4%
Air Products and Chemicals, Inc.	50,000	$4,348,000
LyondellBasell Industries N.V., Class A	130,000	7,891,000

		$12,239,000

Commercial Banks — 8.0%
Fifth Third Bancorp	340,000	$5,790,200
KeyCorp	735,000	7,327,950
PNC Financial Services Group, Inc. (The)	193,900	13,161,932
Regions Financial Corp.	1,025,000	8,702,250
U.S. Bancorp	290,000	9,651,200
Wells Fargo & Co.	690,000	26,206,200

		$70,839,732

Computers & Peripherals — 1.0%
Apple, Inc.	20,000	$8,855,000

		$8,855,000

Consumer Finance — 2.6%
American Express Co.	340,000	$23,259,400

		$23,259,400

Diversified Financial Services — 4.3%
Citigroup, Inc.	250,000	$11,665,000
JPMorgan Chase & Co.	535,000	26,220,350

		$37,885,350

Security	Shares	Value

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	350,000	$13,111,000

		$13,111,000

Electric Utilities — 2.9%
American Electric Power Co., Inc.	225,000	$11,571,750
NextEra Energy, Inc.	165,000	13,534,950

		$25,106,700

Electrical Equipment — 1.0%
Eaton Corp. PLC	150,000	$9,211,500

		$9,211,500

Energy Equipment & Services — 1.3%
National Oilwell Varco, Inc.	66,000	$4,304,520
Schlumberger, Ltd.	97,900	7,286,697

		$11,591,217

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	360,000	$20,944,800

		$20,944,800

Food Products — 3.8%
Kraft Foods Group, Inc.	93,100	$4,793,719
Mondelez International, Inc., Class A	325,000	10,221,250
Nestle SA	145,000	10,340,304
Unilever NV – NY Shares	185,400	7,875,792

		$33,231,065

Health Care Equipment & Supplies — 1.1%
Covidien PLC	155,000	$9,895,200

		$9,895,200

Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	250,000	$14,982,500

		$14,982,500

Industrial Conglomerates — 2.4%
General Electric Co.	960,000	$21,398,400

		$21,398,400

Insurance — 6.3%
ACE, Ltd.	110,000	$9,805,400
MetLife, Inc.	240,000	9,357,600
Prudential Financial, Inc.	144,600	8,736,732

14	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
Travelers Companies, Inc. (The)	195,000	$16,654,950
XL Group PLC	355,000	11,054,700

		$55,609,382

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	10,000	$8,245,700

		$8,245,700

IT Services — 1.8%
International Business Machines Corp.	78,550	$15,909,517

		$15,909,517

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	105,000	$8,471,400

		$8,471,400

Machinery — 0.7%
Caterpillar, Inc.	67,500	$5,715,225

		$5,715,225

Media — 5.3%
Comcast Corp., Class A	300,000	$12,390,000
Time Warner, Inc.	135,000	8,070,300
Walt Disney Co. (The)	420,000	26,392,800

		$46,853,100

Metals & Mining — 1.2%
BHP Billiton, Ltd. ADR(2)	60,000	$4,033,200
Freeport-McMoRan Copper & Gold, Inc.	200,000	6,086,000

		$10,119,200

Multi-Utilities — 3.1%
National Grid PLC	700,000	$8,923,043
Sempra Energy	225,000	18,641,250

		$27,564,293

Multiline Retail — 2.2%
Macy’s, Inc.	200,000	$8,920,000
Target Corp.	146,600	10,344,096

		$19,264,096

Oil, Gas & Consumable Fuels — 13.9%
Apache Corp.	60,000	$4,432,800
Chevron Corp.	200,000	24,402,000
ConocoPhillips	250,000	15,112,500

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	50,000	$6,058,000
Exxon Mobil Corp.	275,150	24,485,598
Marathon Petroleum Corp.	104,300	8,172,948
Occidental Petroleum Corp.	225,000	20,083,500
Peabody Energy Corp.	150,000	3,009,000
Phillips 66	275,000	16,761,250

		$122,517,596

Pharmaceuticals — 7.8%
Johnson & Johnson	182,700	$15,571,521
Merck & Co., Inc.	495,000	23,265,000
Pfizer, Inc.	855,825	24,878,833
Roche Holding AG PC	20,000	5,006,808

		$68,722,162

Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.	70,000	$9,312,800
Boston Properties, Inc.	77,000	8,426,110
Simon Property Group, Inc.	55,000	9,793,850

		$27,532,760

Road & Rail — 2.1%
Union Pacific Corp.	122,000	$18,051,120

		$18,051,120

Software — 2.4%
Microsoft Corp.	460,000	$15,226,000
Oracle Corp.	170,000	5,572,600

		$20,798,600

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	87,000	$5,120,820

		$5,120,820

Tobacco — 0.8%
Philip Morris International, Inc.	75,000	$7,169,250

		$7,169,250

Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., Class B	125,000	$6,166,250
Vodafone Group PLC ADR	202,050	6,180,710

		$12,346,960

Total Common Stocks (identified cost $489,605,204)		$863,665,052

15	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.09%(3)(4)	$4,140	$4,140,000
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	9,408	9,407,527

Total Short-Term Investments (identified cost $13,547,527)		$13,547,527

Total Investments — 99.6% (identified cost $503,152,731)		$877,212,579

Other Assets, Less Liabilities — 0.4%		$3,159,269

Net Assets — 100.0%		$880,371,848

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2013.

(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

16	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value including $4,033,200 of securities on loan (identified cost, $489,605,204)	$863,665,052
Affiliated investments, at value (identified cost, $13,547,527)	13,547,527
Dividends receivable	605,855
Interest receivable from affiliated investment	665
Receivable for investments sold	6,147,328
Securities lending income receivable	252
Tax reclaims receivable	1,074,391
Total assets	$885,041,070

Liabilities
Collateral for securities loaned	$4,140,000
Payable to affiliates:
Investment adviser fee	455,908
Trustees’ fees	2,636
Accrued expenses	70,678
Total liabilities	$4,669,222
Net Assets applicable to investors’ interest in Portfolio	$880,371,848

Sources of Net Assets
Investors’ capital	$506,177,783
Net unrealized appreciation	374,194,065
Total	$880,371,848

17	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends (net of foreign taxes, $151,115)	$10,903,570
Securities lending income, net	33,974
Interest allocated from affiliated investment	2,838
Expenses allocated from affiliated investment	(272)
Total investment income	$10,940,110

Expenses
Investment adviser fee	$2,659,396
Trustees’ fees and expenses	14,955
Custodian fee	121,111
Legal and accounting services	42,377
Miscellaneous	13,174
Total expenses	$2,851,013
Deduct —
Reduction of custodian fee	$7
Total expense reductions	$7

Net expenses	$2,851,006

Net investment income	$8,089,104

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$27,780,827 (1)
Investment transactions allocated from affiliated investments	(675)
Foreign currency transactions	(3,792)
Net realized gain	$27,776,360
Change in unrealized appreciation (depreciation) —
Investments	$72,084,960
Foreign currency	(2,287)
Net change in unrealized appreciation (depreciation)	$72,082,673

Net realized and unrealized gain	$99,859,033

Net increase in net assets from operations	$107,948,137

(1)	Includes $22,435,465 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$8,089,104	$24,166,064
Net realized gain from investment and foreign currency transactions	27,776,360 (1)	259,014,353 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	72,082,673	(121,168,984)
Net increase in net assets from operations	$107,948,137	$162,011,433
Capital transactions —
Contributions	$3,724,366	$23,807,592
Withdrawals	(86,295,787)	(778,668,429)
Net decrease in net assets from capital transactions	$(82,571,421)	$(754,860,837)

Net increase (decrease) in net assets	$25,376,716	$(592,849,404)

Net Assets
At beginning of period	$854,995,132	$1,447,844,536
At end of period	$880,371,848	$854,995,132

(1)	Includes $22,435,465 of net realized gains from redemptions in-kind.

(2)	Includes $2,904,269 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.69	%(2)	0.67%	0.65%	0.65%	0.67%	0.66%
Net investment income	1.95	%(2)	1.96%	1.67%	1.38%	1.96%	1.71%
Portfolio Turnover	3	%(3)	38%	40%	35%	82%	84%

Total Return	13.88%		15.74%	3.64%	9.55%	4.55%	(32.85)%

Net assets, end of period (000’s omitted)	$880,372		$854,995	$1,447,845	$1,945,959	$1,649,326	$1,357,280

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 88.0% and 12.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

21

Tax-Managed Value Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of interest holders of the Portfolio. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $2,659,396 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $27,044,383 and $107,982,264, respectively, for the six months ended April 30, 2013. Included in sales is $56,065,956 representing the value of securities delivered in payment of redemptions in-kind.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$507,230,986

Gross unrealized appreciation	$369,981,593
Gross unrealized depreciation	—

Net unrealized appreciation	$369,981,593

22

Tax-Managed Value Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended April 30, 2013 amounted to $4,047. At April 30, 2013, the value of the securities loaned and the value of the collateral received amounted to $4,033,200 and $4,140,000, respectively. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for collateral for securities loaned would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2013. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Tax-Managed Value Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$71,238,016	$—		$—	$71,238,016
Consumer Staples	51,004,811	10,340,304		—	61,345,115
Energy	134,108,813	—		—	134,108,813
Financials	240,303,242	—		—	240,303,242
Health Care	110,230,854	5,006,808		—	115,237,662
Industrials	87,136,234	—		—	87,136,234
Information Technology	53,808,817	—		—	53,808,817
Materials	22,358,200	—		—	22,358,200
Telecommunication Services	25,457,960	—		—	25,457,960
Utilities	43,747,950	8,923,043		—	52,670,993

Total Common Stocks	$839,394,897	$24,270,155	*	$—	$863,665,052

Short-Term Investments	$—	$13,547,527		$—	$13,547,527

Total Investments	$839,394,897	$37,817,682		$—	$877,212,579

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during more recent periods, including stock selection. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance

Tax-Managed Value Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Michael R. Mach

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

501-6/13	TVSRC

Eaton Vance

U.S. Government Money

Market Fund

Semiannual Report

April 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2013

Eaton Vance

U.S. Government Money Market Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Performance1

Portfolio Managers Thomas H. Luster, CFA and Maria Cappellano

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/27/1975	01/27/1975	0.00%	0.00%	0.25%	1.48%
Class B at NAV	12/07/2009	01/27/1975	0.00	0.00	0.25	1.48
Class B with 5% Maximum Sales Charge	—	—	–5.00	–5.00	–0.14	1.48
Class C at NAV	12/07/2009	01/27/1975	0.00	0.00	0.25	1.48
Class C with 1% Maximum Sales Charge	—	—	–1.00	–1.00	0.25	1.48

7-Day SEC Yield[2]				Class A	Class B	Class C
				0.00%	0.00%	0.00%

% Total Annual Operating Expense Ratios[3]				Class A	Class B	Class C
				0.73%	1.63%	1.63%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Endnotes and Additional Disclosures

[1]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table on the preceding page, the performance of Class B and Class C is linked to Class A.

[2]

7-Day SEC Yield is annualized net investment income per share for the seven days ended on the date shown. Yields are historical, will fluctuate and can more closely reflect the current earnings of a fund than the total return quotation. Absent waiver of fees and reimbursement of expenses by affiliates, the returns would be lower. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

3

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 – April 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period* (11/1/12 – 4/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,000.00	$0.60	**	0.12%
Class B	$1,000.00	$1,000.00	$0.60	**	0.12%
Class C	$1,000.00	$1,000.00	$0.60	**	0.12%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,024.20	$0.60	**	0.12%
Class B	$1,000.00	$1,024.20	$0.60	**	0.12%
Class C	$1,000.00	$1,024.20	$0.60	**	0.12%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2012.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Portfolio of Investments (Unaudited)

U.S. Government Agency Obligations — 54.2%

Security	Principal Amount (000’s omitted)	Value

Federal Farm Credit Bank:
0.19%, 6/20/13(1)	$5,000	$4,999,897

		$4,999,897

Federal Home Loan Bank:
0.15%, 10/4/13	$1,250	$1,249,883
Discount Note, 0.07%, 5/3/13	737	736,997
Discount Note, 0.07%, 5/8/13	451	450,994
Discount Note, 0.12%, 5/8/13	3,000	2,999,930
Discount Note, 0.07%, 5/10/13	2,500	2,499,956
Discount Note, 0.12%, 5/15/13	1,250	1,249,942
Discount Note, 0.11%, 5/17/13	1,200	1,199,941
Discount Note, 0.06%, 5/22/13	1,853	1,852,935
Discount Note, 0.10%, 5/31/13	427	426,964
Discount Note, 0.08%, 6/7/13	1,500	1,499,877
Discount Note, 0.08%, 6/14/13	700	699,932
Discount Note, 0.10%, 6/19/13	1,283	1,282,825
Discount Note, 0.09%, 6/21/13	2,000	1,999,745
Discount Note, 0.11%, 7/5/13	373	372,926
Discount Note, 0.07%, 7/10/13	2,750	2,749,626
Discount Note, 0.07%, 7/24/13	2,250	2,249,632
Discount Note, 0.11%, 7/26/13	900	899,764
Discount Note, 0.08%, 8/8/13	393	392,914
Discount Note, 0.135%, 9/3/13	300	299,859
Discount Note, 0.09%, 9/18/13	1,250	1,249,562
Discount Note, 0.12%, 10/1/13	300	299,847
Discount Note, 0.115%, 10/4/13	300	299,851

		$26,963,902

Federal Home Loan Mortgage Corp.:
0.145%, 5/16/13(1)	$1,750	$1,750,015
Discount Note, 0.04%, 5/1/13	1,838	1,838,000
Discount Note, 0.10%, 5/1/13	3,077	3,077,000
Discount Note, 0.11%, 5/6/13	2,300	2,299,965
Discount Note, 0.07%, 5/30/13	1,797	1,796,899
Discount Note, 0.08%, 6/3/13	600	599,956
Discount Note, 0.10%, 7/22/13	473	472,892
Discount Note, 0.15%, 9/13/13	400	399,775

		$12,234,502

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:
0.38%, 8/9/13(1)	$1,065	$1,065,822
Discount Note, 0.065%, 5/8/13	700	699,991
Discount Note, 0.08%, 5/8/13	1,500	1,499,977
Discount Note, 0.075%, 5/15/13	500	499,985
Discount Note, 0.075%, 7/2/13	2,000	1,999,742
Discount Note, 0.10%, 7/17/13	424	423,909
Discount Note, 0.08%, 8/1/13	862	861,824
Discount Note, 0.085%, 8/7/13	505	504,883

		$7,556,133

Total U.S. Government Agency Obligations (amortized cost $51,754,434)		$51,754,434

U.S. Treasury Obligations — 46.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.09%, 5/2/13	$2,122	$2,121,995
U.S. Treasury Bill, 0.14%, 5/2/13	387	386,999
U.S. Treasury Bill, 0.07%, 5/9/13	3,000	2,999,951
U.S. Treasury Bill, 0.08%, 5/16/13	1,100	1,099,962
U.S. Treasury Bill, 0.08%, 5/16/13	1,540	1,539,949
U.S. Treasury Bill, 0.10%, 5/23/13	2,000	1,999,874
U.S. Treasury Bill, 0.08%, 5/30/13	2,500	2,499,845
U.S. Treasury Bill, 0.10%, 6/6/13	1,818	1,817,813
U.S. Treasury Bill, 0.09%, 6/13/13	1,250	1,249,861
U.S. Treasury Bill, 0.09%, 7/5/13	2,738	2,737,543
U.S. Treasury Bill, 0.06%, 7/11/13	639	638,931
U.S. Treasury Bill, 0.07%, 7/11/13	430	429,944
U.S. Treasury Bill, 0.10%, 7/25/13	1,612	1,611,619
U.S. Treasury Bill, 0.11%, 8/22/13	464	463,841
U.S. Treasury Bill, 0.11%, 8/22/13	628	627,783
U.S. Treasury Note, 1.38%, 5/15/13	1,840	1,840,896
U.S. Treasury Note, 0.50%, 5/31/13	3,195	3,195,932
U.S. Treasury Note, 1.00%, 7/15/13	1,275	1,277,398
U.S. Treasury Note, 0.38%, 7/31/13	3,000	3,001,809
U.S. Treasury Note, 0.75%, 8/15/13	2,695	2,699,938
U.S. Treasury Note, 0.13%, 8/31/13	2,500	2,499,808
U.S. Treasury Note, 0.50%, 10/15/13	3,000	3,004,966

5	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note, 0.25%, 10/31/13	$3,000	$3,001,889
U.S. Treasury Note, 0.50%, 11/15/13	2,100	2,104,322

Total U.S. Treasury Obligations (amortized cost $44,852,868)		$44,852,868

Total Investments — 101.1% (amortized cost $96,607,302)(2)		$96,607,302

Other Assets, Less Liabilities — (1.1)%		$(1,006,623)

Net Assets — 100.0%		$95,600,679

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(2)	Cost for federal income taxes is the same.

6	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments, at amortized cost	$96,607,302
Cash	43
Interest receivable	37,328
Receivable for Fund shares sold	31,671
Receivable from affiliates	17,011
Total assets	$96,693,355

Liabilities
Payable for Fund shares redeemed	$1,044,518
Payable to affiliates:
Trustees’ fees	461
Accrued expenses	47,697
Total liabilities	$1,092,676
Net Assets	$95,600,679

Sources of Net Assets
Paid-in capital	$95,791,777
Accumulated net realized loss	(191,098)
Total	$95,600,679

Class A Shares
Net Assets	$69,056,949
Shares Outstanding*	69,285,077
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class B Shares
Net Assets	$10,901,411
Shares Outstanding*	10,899,333
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class C Shares
Net Assets	$15,642,319
Shares Outstanding*	15,640,309
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

*	Shares of beneficial interest have no par value and unlimited authorization.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest	$64,894
Total investment income	$64,894

Expenses
Investment adviser fee	$270,432
Distribution and service fees
Class B	55,039
Class C	71,894
Trustees’ fees and expenses	2,740
Custodian fee	36,653
Transfer and dividend disbursing agent fees	47,730
Legal and accounting services	13,074
Printing and postage	10,829
Registration fees	30,163
Miscellaneous	7,473
Total expenses	$546,027
Deduct —
Waiver of fees and reimbursement of expenses by affiliates	$481,114
Reduction of custodian fee	19
Total expense reductions	$481,133

Net expenses	$64,894

Net investment income	$—

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,861
Net realized gain	$2,861

Net increase in net assets from operations	$2,861

8	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$—	$—
Net realized gain from investment transactions	2,861	6,288
Net increase in net assets from operations	$2,861	$6,288
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares
Class A	$46,147,213	$86,530,785
Class B	615,082	2,298,073
Class C	10,033,444	16,546,500
Cost of shares redeemed
Class A	(58,552,327)	(243,715,845)
Class B	(2,735,897)	(9,394,232)
Class C	(10,220,018)	(30,925,221)
Net asset value of shares exchanged
Class A	802,495	2,871,330
Class B	(802,495)	(2,871,330)
Net decrease in net assets from Fund share transactions	$(14,712,503)	$(178,659,940)

Net decrease in net assets	$(14,709,642)	$(178,653,652)

Net Assets
At beginning of period	$110,310,321	$288,963,973
At end of period	$95,600,679	$110,310,321

9	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Financial Highlights

	Class A(1)
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012		Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008
Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income (Loss) From Operations
Net investment income(2)	$—		$—		$0.000	(3)	$0.000	(3)	$0.002		$0.030

Less Distributions
From net investment income	$—		$—		$(0.000	)(3)	$(0.000	)(3)	$(0.002)		$(0.030)
Tax return of capital	—		—		—		—		(0.000	)(3)	—

Total distributions	$—		$—		$(0.000)		$(0.000)		$(0.002)		$(0.030)

Net asset value — End of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(4)	0.00	%(5)	0.00%		0.00	%(6)(7)	0.00	%(6)	0.17%		3.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,057		$80,657		$234,966		$117,409		$178,584		$342,517
Ratios (as a percentage of average daily net assets):
Expenses(8)	0.12	%(9)(11)	0.10	%(9)	0.13	%(9)	0.20	%(9)(10)	0.58	%(9)(10)	0.58	%(10)
Net investment income	—		—		0.00	%(6)	0.00	%(6)	0.23%		2.90%

(1)	Effective December 7, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date were designated as Class A shares.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

(7)

During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses and/or the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio (equal to 0.66%, 0.63%, 0.55%, 0.50% and 0.18% of average daily net assets for the six months ended April 30, 2013 and years ended October 31, 2012, 2011, 2010 and 2009, respectively). Absent this waiver and reimbursement, total return would have been lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

(11)	Annualized.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

10	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012		Year Ended October 31, 2011		Period Ended October 31, 2010(1)
Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000

Income (Loss) From Operations
Net investment income(2)	$—		$—		$0.000	(3)	$0.000	(3)

Less Distributions
From net investment income	$—		$—		$(0.000	)(3)	$(0.000	)(3)

Total distributions	$—		$—		$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000		$1.000		$1.000

Total Return(4)	0.00	%(5)	0.00%		0.00	%(6)(7)	0.00	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,901		$13,824		$23,791		$35,280
Ratios (as a percentage of average daily net assets):
Expenses(8)	0.12	%(9)(10)	0.10	%(9)	0.13	%(9)	0.20	%(9)(10)(11)
Net investment income	—		—		0.00	%(6)	0.00	%(6)(10)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

(7)

During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.56%, 1.53%, 1.45% and 1.40% of average daily net assets for the six months ended April 30, 2013, years ended October 31, 2012 and 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.

(10)	Annualized.

(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

11	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012		Year Ended October 31, 2011		Period Ended October 31, 2010(1)
Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000

Income (Loss) From Operations
Net investment income(2)	$—		$—		$0.000	(3)	$0.000	(3)

Less Distributions
From net investment income	$—		$—		$(0.000	)(3)	$(0.000	)(3)

Total distributions	$—		$—		$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000		$1.000		$1.000

Total Return(4)	0.00	%(5)	0.00%		0.00	%(6)(7)	0.00	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,642		$15,828		$30,206		$10,330
Ratios (as a percentage of average daily net assets):
Expenses(8)	0.12	%(9)(10)	0.10	%(9)	0.13	%(9)	0.20	%(9)(10)(11)
Net investment income	—		—		0.00	%(6)	0.00	%(6)(10)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Amount is less than 0.005%.
(7)

During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)

The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.56%, 1.53%, 1.45% and 1.40% of average daily net assets for the six months ended April 30, 2013, years ended October 31, 2012 and 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.

(10)	Annualized.
(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

12	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance U.S. Government Money Market Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Fund offers three classes of shares. Class A, Class B and Class C shares are only offered in exchange for Class A, Class B and Class C shares, respectively, of other Eaton Vance funds. Class A shares are offered at net asset value with no front-end sales charge. Class B and Class C shares are offered at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $193,959 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on October 31, 2016. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2012.

As of April 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and at reduced rates on net assets of $1 billion or more, and is payable monthly. For the six months ended April 30, 2013, the Fund’s investment adviser fee amounted to $270,432 or 0.50% (annualized) of the Fund’s average daily net assets. BMR has voluntarily undertaken to waive fees and reimburse expenses of the Fund to the extent necessary to maintain a yield of not less than zero. For the six months ended April 30, 2013, BMR waived investment adviser fees and reimbursed expenses of the Fund of $354,181. The Fund’s distributor also waived its fees (see Note 4). Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2013, EVM earned $6,250 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, also receives distribution and service fees from Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. On issuance of Class B and Class C shares of the Fund in exchange for shares of an Eaton Vance fund, the respective class will assume a portion of the Uncovered Distribution Charges associated with the shares so exchanged. Uncovered Distribution Charges are generally equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by an Eaton Vance fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. For the six months ended April 30, 2013, the Fund accrued to EVD $45,866 and $59,912 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares, all of which were voluntarily waived by EVD. At April 30, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $18,366,000 and $3,976,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets for Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees accrued for the six months ended April 30, 2013 amounted to $9,173 and $11,982 for Class B and Class C shares, respectively, all of which were voluntarily waived by EVD.

14

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

Class B and Class C shares are subject to a contingent deferred sales charge (CDSC) at the original CDSC rate that such shares were subject to prior to their exchange into the Fund. A CDSC generally is imposed on redemptions of Class B shares made within four to six years of purchase, depending on the fund from which shares were exchanged, at declining rates that begin at 3% and 5%, respectively. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2013, the Fund was informed that EVD received approximately $15,000 and $500 of CDSCs paid by Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, including maturities, aggregated $299,922,515 and $313,484,786, respectively, for the six months ended April 30, 2013.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Government Agency Obligations	$—	$51,754,434	$—	$51,754,434
U.S. Treasury Obligations	—	44,852,868	—	44,852,868

Total Investments	$—	$96,607,302	$—	$96,607,302

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance U.S. Government Money Market Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

17

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

18

Eaton Vance

U.S. Government Money Market Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance U.S. Government Money Market Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance U.S. Government Money Market Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

131-6/13	MMSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 17, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2013